                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7238
                                   ---------------------------------------------

                            SUNAMERICA SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             One SunAmerica Center -- Century City, Los Angeles, CA     90067
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                             Robert M. Zakem, Esq.
                    Senior Vice President & General Counsel
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363
                                                    ----------------------------

Date of fiscal year end: January 31
                         -------------------------

Date of reporting period: July 31, 2004
                          ------------------------

Item 1. Reports to Shareholders

        SunAmerica Series Trust, Semiannual Report at July 31, 2004.

                            SUNAMERICA SERIES TRUST

                      ------------------------------------
                               SEMIANNUAL REPORT

                                 JULY 31, 2004

 THIS REPORT IS FOR THE GENERAL INFORMATION OF CONTRACT OWNERS OF THE POLARIS, POLARIS(II), POLARIS(II) A-CLASS, POLARIS ADVISOR, POLARIS PLUS, POLARIS GROUP,
  POLARIS ASSET MANAGER, POLARIS CHOICE, POLARIS CHOICE(II), POLARIS PLATINUM,
                    POLARIS PLATINUM(II), POLARIS PROTECTOR,
POLARISAMERICA, WM DIVERSIFIED STRATEGIES, WM DIVERSIFIED STRATEGIES III, VISTA
            CAPITAL ADVANTAGE AND ANCHOR ADVISOR VARIABLE ANNUITIES.

               TABLE OF CONTENTS

                        SHAREHOLDER LETTER..........................................     1
                        EXPENSE EXAMPLE.............................................     2
                        MONEY MARKET................................................     7
                        Cash Management Portfolio (Banc of America Capital
                          Management, LLC)..........................................     7
                        BONDS.......................................................    10
                        Corporate Bond Portfolio (Federated Investment Management
                          Company)..................................................    10
                        Global Bond Portfolio (Goldman Sachs Asset Management
                          International)............................................    25
                        High-Yield Bond Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................    32
                        Worldwide High Income Portfolio (Morgan Stanley Investment
                          Management, Inc. (dba -- Van Kampen)).....................    41
                        BALANCED....................................................    51
                        SunAmerica Balanced Portfolio (AIG SunAmerica Asset
                          Management Corp.).........................................    51
                        MFS Total Return Portfolio (Massachusetts Financial Services
                          Company)..................................................    61
                        EQUITY/SPECIALTY............................................    74
                        Telecom Utility Portfolio (Federated Equity Management
                          Company of Pennsylvania)..................................    74
                        Equity Income Portfolio (U.S. Bancorp Asset Management,
                          Inc.).....................................................    78
                        Equity Index Portfolio (U.S. Bancorp Asset Management,
                          Inc.).....................................................    83
                        Growth-Income Portfolio (Alliance Capital Management
                          L.P.).....................................................    95
                        Federated American Leaders Portfolio (Federated Equity
                          Management Company of Pennsylvania).......................   100
                        Davis Venture Value Portfolio (Davis Selected Advisers, L.P.
                          (dba -- Davis Advisors))..................................   104
                        "Dogs" of Wall Street Portfolio (AIG SunAmerica Asset
                          Management Corp.).........................................   108
                        Alliance Growth Portfolio (Alliance Capital Management
                          L.P.).....................................................   111
                        Goldman Sachs Research Portfolio (Goldman Sachs Asset
                          Management)...............................................   115
                        MFS Massachusetts Investors Trust Portfolio (Massachusetts
                          Financial Services Company)...............................   119
                        Putnam Growth: Voyager Portfolio (Putnam Investment
                          Management, LLC)..........................................   124
                        Blue Chip Growth Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................   130
                        Real Estate Portfolio (Davis Selected Advisers, L.P.
                          (dba -- Davis Advisors))..................................   134
                        Small Company Value Portfolio (Franklin Advisory Services,
                          LLC)......................................................   137
                        MFS Mid-Cap Growth Portfolio (Massachusetts Financial
                          Services Company).........................................   142
                        Aggressive Growth Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................   147
                        Growth Opportunities Portfolio (AIG SunAmerica Asset
                          Management Corp.).........................................   151
                        Marsico Growth Portfolio (Marsico Capital Management,
                          LLC)......................................................   155
                        Technology Portfolio (Morgan Stanley Investment Management,
                          Inc. (dba -- Van Kampen)).................................   158
                        Small & Mid Cap Value Portfolio (Alliance Capital Management
                          L.P.).....................................................   162
                        INTERNATIONAL...............................................   167
                        International Growth and Income Portfolio (Putnam Investment
                          Management, LLC)..........................................   167
                        Global Equities Portfolio (Alliance Capital Management
                          L.P.).....................................................   172
                        International Diversified Equities Portfolio (Morgan Stanley
                          Investment Management, Inc. (dba -- Van Kampen))..........   176
                        Emerging Markets Portfolio (Putnam Investment Management,
                          LLC)......................................................   195
                        Foreign Value Portfolio (Templeton Investment Counsel,
                          LLC)......................................................   201
                        STATEMENT OF ASSETS AND LIABILITIES.........................   206
                        STATEMENT OF OPERATIONS.....................................   216
                        STATEMENT OF CHANGES IN NET ASSETS..........................   223
                        NOTES TO FINANCIAL STATEMENTS...............................   234
                        FINANCIAL HIGHLIGHTS........................................   264
                        TRUSTEE INFORMATION.........................................   279

---------------------

                DEAR INVESTOR:

                  We are pleased to present our semiannual report for SunAmerica
                Series Trust, one of the underlying trusts for the variable annuities issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company. The report provides information about all of the portfolios in your variable annuity with the exception of those that may be a part of the separate Anchor Series Trust, Nations Separate Account Trust, Van Kampen Trust, WM Variable Trust, Lord Abbett Series Fund and the American Fund Insurance Series. Investors in those portfolios will receive separate and complete reports.

                  This report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2004. The report may also contain information on portfolios not currently available in your variable annuity.

                  If your have any questions regarding your variable annuity, please contract your investment representative, or you may contact us directly at 1-800-445-SUN2.

                  Thank you for the confidence you place in us with your
                retirement assets, and we look forward to reporting to you once again in six months.

                Sincerely,

                /s/ Jay S. Wintrob

                Jay S. Wintrob
                Chief Executive Officer
                AIG SunAmerica Life Assurance Company
                First SunAmerica Life Insurance Company

                September 7, 2004

                Note: Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investing in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE                                                JULY 31, 2004
                                                                     (unaudited)
                DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

                  As a shareholder of a Portfolio in the SunAmerica Series Trust
                (the "Trust"), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) on investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at February 1, 2004 and held until July 31, 2004. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the separate account fees.

                ACTUAL EXPENSES

                  The second through the fourth columns of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The "Expenses Paid During Period" in column four and "Expense Ratio as of July 31, 2004" in column eight do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered.

                HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

                  The fifth through the seventh columns of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During Period" in column seven and "Expense Ratio as of July 31, 2004" in column eight do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered.

                  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.
---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JULY 31, 2004
                                                                     (unaudited)

                                                           ACTUAL                                 HYPOTHETICAL
                                       -----------------------------------------------   ------------------------------
                                                                                                             ENDING
                                                                                                          ACCOUNT VALUE
                                                           ENDING                                            USING A
                                                        ACCOUNT VALUE                                     HYPOTHETICAL
                                         BEGINNING      USING ACTUAL    EXPENSES PAID      BEGINNING       5% ASSUMED
                                       ACCOUNT VALUE      RETURN AT       DURING THE     ACCOUNT VALUE      RETURN AT
                                       AT FEBRUARY 1,     JULY 31,       PERIOD ENDED    AT FEBRUARY 1,     JULY 31,
   PORTFOLIO                                2004            2004        JULY 31, 2004*        2004            2004
   --------------------------------------------------------------------------------------------------------------------
   Cash Management
     Class 1.........................    $1,000.00        $1,002.81         $2.79          $1,000.00        $1,022.08
     Class 2.........................    $1,000.00        $1,001.88         $3.53          $1,000.00        $1,021.33
     Class 3.........................    $1,000.00        $1,001.88         $4.03          $1,000.00        $1,020.84
   Corporate Bond
     Class 1.........................    $1,000.00        $1,006.71         $3.14          $1,000.00        $1,021.73
     Class 2.........................    $1,000.00        $1,005.88         $3.89          $1,000.00        $1,020.98
     Class 3.........................    $1,000.00        $1,005.89         $4.39          $1,000.00        $1,020.49
   Global Bond
     Class 1.........................    $1,000.00        $1,000.88         $4.08          $1,000.00        $1,020.79
     Class 2.........................    $1,000.00        $1,000.00         $4.82          $1,000.00        $1,020.04
     Class 3.........................    $1,000.00        $  999.12         $5.32          $1,000.00        $1,019.54
   High-Yield Bond
     Class 1.........................    $1,000.00        $1,008.57         $3.50          $1,000.00        $1,021.38
     Class 2.........................    $1,000.00        $1,008.58         $4.24          $1,000.00        $1,020.64
     Class 3.........................    $1,000.00        $1,008.60         $4.74          $1,000.00        $1,020.14
   Worldwide High Income
     Class 1.........................    $1,000.00        $  992.04         $5.65          $1,000.00        $1,019.19
     Class 2.........................    $1,000.00        $  992.02         $6.39          $1,000.00        $1,018.45
     Class 3.........................    $1,000.00        $  992.00         $6.88          $1,000.00        $1,017.95
   SunAmerica Balanced
     Class 1.........................    $1,000.00        $  981.39         $3.45          $1,000.00        $1,021.38
     Class 2.........................    $1,000.00        $  979.88         $4.18          $1,000.00        $1,020.64
     Class 3.........................    $1,000.00        $  979.85         $4.68          $1,000.00        $1,020.14
   MFS Total Return@
     Class 1.........................    $1,000.00        $1,000.00         $3.63          $1,000.00        $1,021.23
     Class 2.........................    $1,000.00        $  999.38         $4.37          $1,000.00        $1,020.49
     Class 3.........................    $1,000.00        $  998.77         $4.87          $1,000.00        $1,019.99
   Telecom Utility@
     Class 1.........................    $1,000.00        $1,010.04         $4.80          $1,000.00        $1,020.09
     Class 2.........................    $1,000.00        $1,008.79         $5.54          $1,000.00        $1,019.34
     Class 3.........................    $1,000.00        $1,008.81         $6.04          $1,000.00        $1,018.85
   Equity Income#
     Class 1.........................    $1,000.00        $  984.94         $6.66          $1,000.00        $1,018.15
   Equity Index#
     Class 1.........................    $1,000.00        $  979.21         $2.71          $1,000.00        $1,022.13
   Growth-Income@
     Class 1.........................    $1,000.00        $  964.04         $3.13          $1,000.00        $1,021.68
     Class 2.........................    $1,000.00        $  963.55         $3.86          $1,000.00        $1,020.93
     Class 3.........................    $1,000.00        $  963.06         $4.34          $1,000.00        $1,020.44
   Federated American Leaders@
     Class 1.........................    $1,000.00        $  990.16         $3.91          $1,000.00        $1,020.93
     Class 2.........................    $1,000.00        $  989.49         $4.65          $1,000.00        $1,020.19
     Class 3.........................    $1,000.00        $  988.82         $5.14          $1,000.00        $1,019.69
   Davis Venture Value
     Class 1.........................    $1,000.00        $  991.15         $3.86          $1,000.00        $1,020.98
     Class 2.........................    $1,000.00        $  990.29         $4.60          $1,000.00        $1,020.24
     Class 3.........................    $1,000.00        $  989.86         $5.10          $1,000.00        $1,019.74
   "Dogs" of Wall Street
     Class 1.........................    $1,000.00        $1,003.98         $3.54          $1,000.00        $1,021.33
     Class 2.........................    $1,000.00        $1,002.99         $4.28          $1,000.00        $1,020.59
     Class 3.........................    $1,000.00        $1,002.99         $4.78          $1,000.00        $1,020.09
   Alliance Growth@
     Class 1.........................    $1,000.00        $  935.54         $3.32          $1,000.00        $1,021.43
     Class 2.........................    $1,000.00        $  934.90         $4.04          $1,000.00        $1,020.69
     Class 3.........................    $1,000.00        $  934.83         $4.52          $1,000.00        $1,020.19

                                        HYPOTHETICAL
                                       --------------

                                                        EXPENSE
                                       EXPENSES PAID     RATIO
                                         DURING THE      AS OF
                                        PERIOD ENDED    JULY 31,
   PORTFOLIO                           JULY 31, 2004*    2004*
   ----------------------------------  -------------------------
   Cash Management
     Class 1.........................      $2.82          0.56%
     Class 2.........................      $3.57          0.71%
     Class 3.........................      $4.07          0.81%
   Corporate Bond
     Class 1.........................      $3.17          0.63%
     Class 2.........................      $3.92          0.78%
     Class 3.........................      $4.42          0.88%
   Global Bond
     Class 1.........................      $4.12          0.82%
     Class 2.........................      $4.87          0.97%
     Class 3.........................      $5.37          1.07%
   High-Yield Bond
     Class 1.........................      $3.52          0.70%
     Class 2.........................      $4.27          0.85%
     Class 3.........................      $4.77          0.95%
   Worldwide High Income
     Class 1.........................      $5.72          1.14%
     Class 2.........................      $6.47          1.29%
     Class 3.........................      $6.97          1.39%
   SunAmerica Balanced
     Class 1.........................      $3.52          0.70%
     Class 2.........................      $4.27          0.85%
     Class 3.........................      $4.77          0.95%
   MFS Total Return@
     Class 1.........................      $3.67          0.73%
     Class 2.........................      $4.42          0.88%
     Class 3.........................      $4.92          0.98%
   Telecom Utility@
     Class 1.........................      $4.82          0.96%
     Class 2.........................      $5.57          1.11%
     Class 3.........................      $6.07          1.21%
   Equity Income#
     Class 1.........................      $6.77          1.35%
   Equity Index#
     Class 1.........................      $2.77          0.55%
   Growth-Income@
     Class 1.........................      $3.22          0.64%
     Class 2.........................      $3.97          0.79%
     Class 3.........................      $4.47          0.89%
   Federated American Leaders@
     Class 1.........................      $3.97          0.79%
     Class 2.........................      $4.72          0.94%
     Class 3.........................      $5.22          1.04%
   Davis Venture Value
     Class 1.........................      $3.92          0.78%
     Class 2.........................      $4.67          0.93%
     Class 3.........................      $5.17          1.03%
   "Dogs" of Wall Street
     Class 1.........................      $3.57          0.71%
     Class 2.........................      $4.32          0.86%
     Class 3.........................      $4.82          0.96%
   Alliance Growth@
     Class 1.........................      $3.47          0.69%
     Class 2.........................      $4.22          0.84%
     Class 3.........................      $4.72          0.94%

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JULY 31, 2004
                                                                     (unaudited)

                                                           ACTUAL                                 HYPOTHETICAL
                                       -----------------------------------------------   ------------------------------
                                                                                                             ENDING
                                                                                                          ACCOUNT VALUE
                                                           ENDING                                            USING A
                                                        ACCOUNT VALUE                                     HYPOTHETICAL
                                         BEGINNING      USING ACTUAL    EXPENSES PAID      BEGINNING       5% ASSUMED
                                       ACCOUNT VALUE      RETURN AT       DURING THE     ACCOUNT VALUE      RETURN AT
                                       AT FEBRUARY 1,     JULY 31,       PERIOD ENDED    AT FEBRUARY 1,     JULY 31,
   PORTFOLIO                                2004            2004        JULY 31, 2004*        2004            2004
   --------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Research#
     Class 1.........................    $1,000.00        $1,007.53         $6.74          $1,000.00        $1,018.15
     Class 2.........................    $1,000.00        $1,007.56         $7.49          $1,000.00        $1,017.40
     Class 3.........................    $1,000.00        $1,004.54         $7.97          $1,000.00        $1,016.91
   MFS Massachusetts Investors Trust@
     Class 1.........................    $1,000.00        $  978.26         $3.84          $1,000.00        $1,020.98
     Class 2.........................    $1,000.00        $  977.32         $4.57          $1,000.00        $1,020.24
     Class 3.........................    $1,000.00        $  976.35         $5.11          $1,000.00        $1,019.69
   Putnam Growth: Voyager@
     Class 1.........................    $1,000.00        $  935.44         $4.38          $1,000.00        $1,020.34
     Class 2.........................    $1,000.00        $  934.65         $5.10          $1,000.00        $1,019.59
     Class 3.........................    $1,000.00        $  933.90         $5.63          $1,000.00        $1,019.05
   Blue Chip Growth#
     Class 1.........................    $1,000.00        $  949.84         $4.12          $1,000.00        $1,020.64
     Class 2.........................    $1,000.00        $  949.76         $4.85          $1,000.00        $1,019.89
     Class 3.........................    $1,000.00        $  949.76         $5.33          $1,000.00        $1,019.39
   Real Estate
     Class 1.........................    $1,000.00        $1,044.17         $4.32          $1,000.00        $1,020.64
     Class 2.........................    $1,000.00        $1,043.62         $5.08          $1,000.00        $1,019.89
     Class 3.........................    $1,000.00        $1,043.03         $5.59          $1,000.00        $1,019.39
   Small Company Value#
     Class 1.........................    $1,000.00        $1,070.78         $8.24          $1,000.00        $1,016.91
   MFS Mid-Cap Growth@
     Class 1.........................    $1,000.00        $  941.25         $4.01          $1,000.00        $1,020.74
     Class 2.........................    $1,000.00        $  940.96         $4.73          $1,000.00        $1,019.99
     Class 3.........................    $1,000.00        $  940.89         $5.21          $1,000.00        $1,019.49
   Aggressive Growth
     Class 1.........................    $1,000.00        $  992.10         $3.91          $1,000.00        $1,020.93
     Class 2.........................    $1,000.00        $  990.96         $4.65          $1,000.00        $1,020.19
     Class 3.........................    $1,000.00        $  989.82         $5.15          $1,000.00        $1,019.69
   Growth Opportunities#
     Class 1.........................    $1,000.00        $  913.13         $4.76          $1,000.00        $1,019.89
     Class 2.........................    $1,000.00        $  912.78         $5.47          $1,000.00        $1,019.14
     Class 3.........................    $1,000.00        $  912.60         $5.94          $1,000.00        $1,018.65
   Marsico Growth#
     Class 1.........................    $1,000.00        $  944.78         $4.69          $1,000.00        $1,020.04
     Class 2.........................    $1,000.00        $  944.61         $5.42          $1,000.00        $1,019.29
     Class 3.........................    $1,000.00        $  943.55         $5.90          $1,000.00        $1,018.80
   Technology@
     Class 1.........................    $1,000.00        $  795.05         $6.29          $1,000.00        $1,017.85
     Class 2.........................    $1,000.00        $  795.05         $6.96          $1,000.00        $1,017.11
     Class 3.........................    $1,000.00        $  794.33         $7.45          $1,000.00        $1,016.56
   Small & Mid Cap Value#@
     Class 2.........................    $1,000.00        $1,016.50         $6.77          $1,000.00        $1,018.15
     Class 3.........................    $1,000.00        $1,015.79         $7.12          $1,000.00        $1,017.80
   International Growth and Income@
     Class 1.........................    $1,000.00        $1,000.98         $6.17          $1,000.00        $1,018.70
     Class 2.........................    $1,000.00        $1,000.00         $6.91          $1,000.00        $1,017.95
     Class 3.........................    $1,000.00        $1,000.00         $7.41          $1,000.00        $1,017.45
   Global Equities@
     Class 1.........................    $1,000.00        $  951.66         $4.76          $1,000.00        $1,019.99
     Class 2.........................    $1,000.00        $  951.48         $5.48          $1,000.00        $1,019.24
     Class 3.........................    $1,000.00        $  949.52         $5.91          $1,000.00        $1,018.80

                                        HYPOTHETICAL
                                       --------------

                                                        EXPENSE
                                       EXPENSES PAID     RATIO
                                         DURING THE      AS OF
                                        PERIOD ENDED    JULY 31,
   PORTFOLIO                           JULY 31, 2004*    2004*
   ----------------------------------  -------------------------
   Goldman Sachs Research#
     Class 1.........................      $6.77          1.35%
     Class 2.........................      $7.52          1.50%
     Class 3.........................      $8.02          1.60%
   MFS Massachusetts Investors Trust@
     Class 1.........................      $3.92          0.78%
     Class 2.........................      $4.67          0.93%
     Class 3.........................      $5.22          1.04%
   Putnam Growth: Voyager@
     Class 1.........................      $4.57          0.91%
     Class 2.........................      $5.32          1.06%
     Class 3.........................      $5.87          1.17%
   Blue Chip Growth#
     Class 1.........................      $4.27          0.85%
     Class 2.........................      $5.02          1.00%
     Class 3.........................      $5.52          1.10%
   Real Estate
     Class 1.........................      $4.27          0.85%
     Class 2.........................      $5.02          1.00%
     Class 3.........................      $5.52          1.10%
   Small Company Value#
     Class 1.........................      $8.02          1.60%
   MFS Mid-Cap Growth@
     Class 1.........................      $4.17          0.83%
     Class 2.........................      $4.92          0.98%
     Class 3.........................      $5.42          1.08%
   Aggressive Growth
     Class 1.........................      $3.97          0.79%
     Class 2.........................      $4.72          0.94%
     Class 3.........................      $5.22          1.04%
   Growth Opportunities#
     Class 1.........................      $5.02          1.00%
     Class 2.........................      $5.77          1.15%
     Class 3.........................      $6.27          1.25%
   Marsico Growth#
     Class 1.........................      $4.87          0.97%
     Class 2.........................      $5.62          1.12%
     Class 3.........................      $6.12          1.22%
   Technology@
     Class 1.........................      $7.07          1.41%
     Class 2.........................      $7.82          1.56%
     Class 3.........................      $8.37          1.67%
   Small & Mid Cap Value#@
     Class 2.........................      $6.77          1.35%
     Class 3.........................      $7.12          1.42%
   International Growth and Income@
     Class 1.........................      $6.22          1.24%
     Class 2.........................      $6.97          1.39%
     Class 3.........................      $7.47          1.49%
   Global Equities@
     Class 1.........................      $4.92          0.98%
     Class 2.........................      $5.67          1.13%
     Class 3.........................      $6.12          1.22%

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JULY 31, 2004
                                                                     (unaudited)

                                                           ACTUAL                                 HYPOTHETICAL
                                       -----------------------------------------------   ------------------------------
                                                                                                             ENDING
                                                                                                          ACCOUNT VALUE
                                                           ENDING                                            USING A
                                                        ACCOUNT VALUE                                     HYPOTHETICAL
                                         BEGINNING      USING ACTUAL    EXPENSES PAID      BEGINNING       5% ASSUMED
                                       ACCOUNT VALUE      RETURN AT       DURING THE     ACCOUNT VALUE      RETURN AT
                                       AT FEBRUARY 1,     JULY 31,       PERIOD ENDED    AT FEBRUARY 1,     JULY 31,
   PORTFOLIO                                2004            2004        JULY 31, 2004*        2004            2004
   --------------------------------------------------------------------------------------------------------------------
   International Diversified Equities
     Class 1.........................    $1,000.00        $  985.57         $6.07          $1,000.00        $1,018.75
     Class 2.........................    $1,000.00        $  984.06         $6.81          $1,000.00        $1,018.00
     Class 3.........................    $1,000.00        $  985.49         $7.31          $1,000.00        $1,017.50
   Emerging Markets@
     Class 1.........................    $1,000.00        $  926.08         $7.61          $1,000.00        $1,016.96
     Class 2.........................    $1,000.00        $  926.88         $8.38          $1,000.00        $1,016.16
     Class 3.........................    $1,000.00        $  924.82         $8.90          $1,000.00        $1,015.61
   Foreign Value
     Class 2.........................    $1,000.00        $  983.77         $6.61          $1,000.00        $1,018.20
     Class 3.........................    $1,000.00        $  983.77         $7.05          $1,000.00        $1,017.75

                                        HYPOTHETICAL
                                       --------------

                                                        EXPENSE
                                       EXPENSES PAID     RATIO
                                         DURING THE      AS OF
                                        PERIOD ENDED    JULY 31,
   PORTFOLIO                           JULY 31, 2004*    2004*
   ----------------------------------  -------------------------
   International Diversified Equities
     Class 1.........................      $6.17          1.23%
     Class 2.........................      $6.92          1.38%
     Class 3.........................      $7.42          1.48%
   Emerging Markets@
     Class 1.........................      $7.97          1.59%
     Class 2.........................      $8.77          1.75%
     Class 3.........................      $9.32          1.86%
   Foreign Value
     Class 2.........................      $6.72          1.34%
     Class 3.........................      $7.17          1.43%

    * Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period divided by 366. These ratios do not reflect fees and expenses associated with the variable contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your variable contract prospectus for details on the expenses that apply to the separate accounts of the insurance companies.
    # During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, the "Hypothetical Ending Account Value", the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher for a Portfolio that reimbursed or waived fees and expenses, or lower for a Portfolio that recouped fees and expenses.
    @ Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses has been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                                           ACTUAL                                 HYPOTHETICAL
                                       -----------------------------------------------   ------------------------------
                                                                                                             ENDING
                                                                                                          ACCOUNT VALUE
                                                           ENDING       EXPENSES PAID                        USING A
                                                        ACCOUNT VALUE     DURING THE                      HYPOTHETICAL
                                         BEGINNING      USING ACTUAL     PERIOD ENDED      BEGINNING       5% ASSUMED
                                       ACCOUNT VALUE      RETURN AT      FEBRUARY 1,     ACCOUNT VALUE      RETURN AT
                                       AT FEBRUARY 1,     JULY 31,         2004 TO       AT FEBRUARY 1,     JULY 31,
                                            2004            2004        JULY 31, 2004*        2004            2004
   --------------------------------------------------------------------------------------------------------------------
   MFS Total Return
     Class 1.........................    $1,000.00        $1,000.00         $3.53          $1,000.00        $1,021.33
     Class 2.........................    $1,000.00        $  999.38         $4.28          $1,000.00        $1,020.59
     Class 3.........................    $1,000.00        $  998.77         $4.82          $1,000.00        $1,020.04
   Telecom Utility
     Class 1.........................    $1,000.00        $1,010.04         $4.75          $1,000.00        $1,020.14
     Class 2.........................    $1,000.00        $1,008.79         $5.49          $1,000.00        $1,019.39
     Class 3.........................    $1,000.00        $1,008.81         $5.99          $1,000.00        $1,018.90
   Growth-Income
     Class 1.........................    $1,000.00        $  964.04         $2.93          $1,000.00        $1,021.88
     Class 2.........................    $1,000.00        $  963.55         $3.66          $1,000.00        $1,021.13
     Class 3.........................    $1,000.00        $  963.06         $4.15          $1,000.00        $1,020.64
   Federated American Leaders
     Portfolio
     Class 1.........................    $1,000.00        $  990.16         $3.76          $1,000.00        $1,021.08
     Class 2.........................    $1,000.00        $  989.49         $4.50          $1,000.00        $1,020.34
     Class 3.........................    $1,000.00        $  988.82         $4.99          $1,000.00        $1,019.84
   Alliance Growth
     Class 1.........................    $1,000.00        $  935.54         $3.18          $1,000.00        $1,021.58
     Class 2.........................    $1,000.00        $  934.90         $3.90          $1,000.00        $1,020.84
     Class 3.........................    $1,000.00        $  934.83         $4.38          $1,000.00        $1,020.34
   MFS Massachusetts Investors Trust
     Class 1.........................    $1,000.00        $  978.26         $3.79          $1,000.00        $1,021.03
     Class 2.........................    $1,000.00        $  977.32         $4.52          $1,000.00        $1,020.29
     Class 3.........................    $1,000.00        $  976.35         $5.06          $1,000.00        $1,019.74

                                        HYPOTHETICAL
                                       --------------

                                       EXPENSES PAID
                                         DURING THE     EXPENSE
                                        PERIOD ENDED     RATIO
                                        FEBRUARY 1,      AS OF
                                          2004 TO       JULY 31,
                                       JULY 31, 2004*    2004*
   ----------------------------------  -------------------------
   MFS Total Return
     Class 1.........................      $3.57          0.71%
     Class 2.........................      $4.32          0.86%
     Class 3.........................      $4.87          0.97%
   Telecom Utility
     Class 1.........................      $4.77          0.95%
     Class 2.........................      $5.52          1.10%
     Class 3.........................      $6.02          1.20%
   Growth-Income
     Class 1.........................      $3.02          0.60%
     Class 2.........................      $3.77          0.75%
     Class 3.........................      $4.27          0.85%
   Federated American Leaders
     Portfolio
     Class 1.........................      $3.82          0.76%
     Class 2.........................      $4.57          0.91%
     Class 3.........................      $5.07          1.01%
   Alliance Growth
     Class 1.........................      $3.32          0.66%
     Class 2.........................      $4.07          0.81%
     Class 3.........................      $4.57          0.91%
   MFS Massachusetts Investors Trust
     Class 1.........................      $3.87          0.77%
     Class 2.........................      $4.62          0.92%
     Class 3.........................      $5.17          1.03%

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JULY 31, 2004
                                                                     (unaudited)

                                                           ACTUAL                                 HYPOTHETICAL
                                       -----------------------------------------------   ------------------------------
                                                                                                             ENDING
                                                                                                          ACCOUNT VALUE
                                                           ENDING       EXPENSES PAID                        USING A
                                                        ACCOUNT VALUE     DURING THE                      HYPOTHETICAL
                                         BEGINNING      USING ACTUAL     PERIOD ENDED      BEGINNING       5% ASSUMED
                                       ACCOUNT VALUE      RETURN AT      FEBRUARY 1,     ACCOUNT VALUE      RETURN AT
                                       AT FEBRUARY 1,     JULY 31,         2004 TO       AT FEBRUARY 1,     JULY 31,
                                            2004            2004        JULY 31, 2004*        2004            2004
   --------------------------------------------------------------------------------------------------------------------
   Putnam Growth: Voyager
     Class 1.........................    $1,000.00        $  935.44         $4.28          $1,000.00        $1,020.44
     Class 2.........................    $1,000.00        $  934.65         $5.00          $1,000.00        $1,019.69
     Class 3.........................    $1,000.00        $  933.90         $5.53          $1,000.00        $1,019.14
   MFS Mid-Cap Growth
     Class 1.........................    $1,000.00        $  941.25         $3.96          $1,000.00        $1,020.79
     Class 2.........................    $1,000.00        $  940.96         $4.68          $1,000.00        $1,020.04
     Class 3.........................    $1,000.00        $  940.89         $5.16          $1,000.00        $1,019.54
   Technology
     Class 1.........................    $1,000.00        $  795.05         $6.16          $1,000.00        $1,018.00
     Class 2.........................    $1,000.00        $  795.05         $6.83          $1,000.00        $1,017.26
     Class 3.........................    $1,000.00        $  794.33         $7.32          $1,000.00        $1,016.71
   Small & Mid Cap Value
     Class 2.........................    $1,000.00        $1,016.50         $6.72          $1,000.00        $1,018.20
     Class 3.........................    $1,000.00        $1,015.79         $7.07          $1,000.00        $1,017.85
   Global Equities
     Class 1.........................    $1,000.00        $  951.66         $4.56          $1,000.00        $1,020.19
     Class 2.........................    $1,000.00        $  951.47         $5.29          $1,000.00        $1,019.44
     Class 3.........................    $1,000.00        $  949.52         $5.77          $1,000.00        $1,018.95
   Emerging Markets
     Class 1.........................    $1,000.00        $  926.08         $7.42          $1,000.00        $1,017.16
     Class 2.........................    $1,000.00        $  926.88         $8.19          $1,000.00        $1,016.36
     Class 3.........................    $1,000.00        $  924.82         $8.66          $1,000.00        $1,015.86

                                        HYPOTHETICAL
                                       --------------

                                       EXPENSES PAID
                                         DURING THE     EXPENSE
                                        PERIOD ENDED     RATIO
                                        FEBRUARY 1,      AS OF
                                          2004 TO       JULY 31,
                                       JULY 31, 2004*    2004*
   ----------------------------------  -------------------------
   Putnam Growth: Voyager
     Class 1.........................      $4.47          0.89%
     Class 2.........................      $5.22          1.04%
     Class 3.........................      $5.77          1.15%
   MFS Mid-Cap Growth
     Class 1.........................      $4.12          0.82%
     Class 2.........................      $4.87          0.97%
     Class 3.........................      $5.37          1.07%
   Technology
     Class 1.........................      $6.92          1.38%
     Class 2.........................      $7.67          1.53%
     Class 3.........................      $8.22          1.64%
   Small & Mid Cap Value
     Class 2.........................      $6.72          1.34%
     Class 3.........................      $7.07          1.41%
   Global Equities
     Class 1.........................      $4.72          0.94%
     Class 2.........................      $5.47          1.09%
     Class 3.........................      $5.97          1.19%
   Emerging Markets
     Class 1.........................      $7.77          1.55%
     Class 2.........................      $8.57          1.71%
     Class 3.........................      $9.07          1.81%

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CASH MANAGEMENT PORTFOLIO
    Banc of America Capital Management, LLC
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    U.S. Government Agencies....................   29.2%
    Banks.......................................   24.1%
    Financial Services..........................   22.5%
    Multi-Industry..............................   14.3%
    Security Holding Companies..................    4.5%
    Municipalities..............................    4.4%
    Leisure & Tourism...........................    1.1%
    Loans.......................................    1.1%
    Real Estate Companies.......................    0.6%
    Retail......................................    0.5%
                                                  ------
                                                  102.3%
                                                  ======
    Weighted average maturity...................    54.2

CREDIT QUALITY*+#
Government -- Treasury..........................   29.2%
AAA-A...........................................   69.3%
Not rated@......................................    1.5%
                                                  ------
                                                  100.0%
                                                  ======

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source Standard and Poors.
# Calculated as a percentage of total debt issues, including short-term securities.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CASH MANAGEMENT PORTFOLIO
    Banc of America Capital Management, LLC
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                      PRINCIPAL        VALUE
                       SHORT-TERM SECURITIES -- 102.3%                                 AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CERTIFICATES OF DEPOSIT -- 2.6%
                       Florabama Properties, LLC 1.89% due 8/06/04
                         (LOC -- South Trust Bank, Inc.)(1)........................  $ 2,580,000   $  2,580,000
                       James O. Lunceford Gardner Holding Co., Inc. 1.89% due
                         8/06/04
                         (LOC -- South Trust Bank, Inc.)(1)........................    1,635,000      1,636,421
                       K2 (USA), LLC 1.14% due 8/11/04*(2).........................    5,000,000      4,999,973
                       S&S Associates, LLC 1.89% due 8/06/04
                         (LOC -- South Trust Bank, Inc.)(1)........................    2,335,000      2,335,000
                                                                                                   -------------
                       TOTAL CERTIFICATES OF DEPOSIT (cost $11,550,842)............                  11,551,394
                                                                                                   -------------
                       COMMERCIAL PAPER -- 47.6%
                       Aspen Funding Corp. 1.14% due 10/06/04......................    8,000,000      7,977,520
                       Beta Finance, Inc. 1.37% due 8/15/04*(2)....................    5,000,000      4,999,941
                       Blue Ridge Asset Funding 1.34% due 8/18/04..................   10,000,000      9,993,672
                       Branch Banking And Trust Co. 1.28% due 8/02/04..............    7,145,000      7,145,000
                       Citibank Credit Card Issuance Trust 1.36% due 8/24/04.......   10,000,000      9,991,311
                       CXC, Inc. 1.51% due 10/12/04................................   10,000,000      9,968,950
                       Edison Asset Securitization, LLC 1.08% due 8/16/04..........   10,000,000      9,995,500
                       Edison Asset Securitization, LLC 1.51% due 10/15/04.........    4,000,000      3,986,900
                       Falcon Asset Securitization Corp. 1.79% due 1/10/05.........   10,000,000      9,915,510
                       Fifth Third Bank 1.30% due 10/28/04(2)......................   10,000,000     10,000,000
                       General Electric Capital Corp. 1.34% due 8/23/04............   10,000,000      9,991,811
                       General Electric Capital Service Corp. 1.32% due 8/19/04....   10,000,000      9,993,400
                       Goldman Sachs Group, Inc. 1.20% due 9/13/04.................   10,000,000     10,000,000
                       Jupiter Securitization Corp. 1.35% due 8/23/04..............   10,015,000     10,006,738
                       Links Finance, LLC 1.06% due 8/10/04........................    5,000,000      4,999,973
                       Links Finance, LLC 2.18% due 7/15/05*.......................    5,000,000      4,999,500
                       MBNA Credit Card 1.53% due 10/14/04.........................   10,000,000      9,968,550
                       MBNA Credit Card 1.55% due 10/14/04.........................    5,000,000      4,984,065
                       Merrill Lynch & Co. 1.31% due 8/01/04(2)....................    5,000,000      4,999,450
                       Moat Funding, LLC 1.08% due 8/12/04.........................    5,000,000      4,973,900
                       Park Avenue Receivables 1.30% due 8/02/04...................    5,000,000      4,999,819
                       Premier Asset Collateral 1.37% due 8/15/04*(2)..............    5,000,000      5,000,000
                       Sears Discover Credit Corp. 1.46% due 9/20/04...............    8,000,000      7,983,776
                       Sears Discover Credit Corp. 1.52% due 10/14/04..............   10,000,000      9,967,960
                       Sigma Finance Corp. 1.08% due 10/12/04......................    5,000,000      4,984,475
                       Sigma Finance, Inc. 1.06% due 8/10/04.......................    5,000,000      4,999,891
                       Wal-Mart Funding Corp. 1.55% due 9/20/04....................    5,000,000      4,989,236
                       Wells Fargo Bank NA 1.29% due 10/30/04(2)...................   10,000,000      9,998,540
                                                                                                   -------------
                       TOTAL COMMERCIAL PAPER (cost $211,842,957)..................                 211,815,388
                                                                                                   -------------
                       CORPORATE SHORT-TERM NOTES -- 9.5%
                       General Electric Capital Corp. 4.25% due 1/28/05............    1,000,000      1,011,250
                       J.P. Morgan Chase & Co. 1.61% due 9/07/04(2)................    6,000,000      6,020,100
                       Merrill Lynch & Co. 1.50% due 8/26/04(2)....................   10,000,000     10,010,620
                       Morgan Stanley 1.91% due 10/25/04(2)........................   10,000,000     10,012,500
                       Salomon Smith Barney Holdings, Inc. 1.41% due 8/18/04(2)....    6,000,000      6,000,000
                       U.S. Bank National Assoc. 1.81% due 8/14/04(2)..............    9,000,000      9,011,250
                                                                                                   -------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $42,088,231).........                  42,065,720
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL        VALUE
                       SHORT-TERM SECURITIES (CONTINUED)                               AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MUNICIPAL BONDS -- 4.4%
                       Texas State Veterans Housing Funding, Class B-2 1.00% due
                         8/04/04 (LOC -- J.P. Morgan Chase & Co.)..................  $10,000,000   $ 10,000,000
                       Texas State Veterans Housing, Class A-2 1.37% due 8/04/04
                         (LOC -- J.P. Morgan Chase & Co.)..........................    9,590,000      9,590,000
                                                                                                   -------------
                       TOTAL MUNICIPAL BONDS (cost $19,591,658)....................                  19,590,000
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 29.2%
                       Federal Farm Credit Bank 1.33% due 8/24/04(2)...............   10,000,000      9,999,429
                       Federal Farm Credit Bank Disc. Notes 1.25% due 8/05/04......      575,000        574,920
                       Federal Home Loan Bank 1.26% due 10/01/04(2)................   10,000,000     10,000,000
                       Federal Home Loan Bank 1.30% due 4/25/05....................    5,000,000      4,968,750
                       Federal Home Loan Bank 1.35% due 4/15/05....................    3,000,000      2,981,250
                       Federal Home Loan Bank 1.48% due 9/21/04(2).................   10,000,000     10,000,000
                       Federal Home Loan Bank Cons. Disc. Notes 1.11% due
                         9/10/04...................................................    5,000,000      4,993,834
                       Federal Home Loan Bank Cons. Disc. Notes 1.27% due
                         8/11/04...................................................      300,000        299,894
                       Federal Home Loan Mtg. Corp. 1.37% due 9/09/04(2)...........   15,000,000     15,000,000
                       Federal Home Loan Mtg. Disc. Notes 1.11% due 8/03/04........    5,000,000      4,999,691
                       Federal Home Loan Mtg. Disc. Notes 1.20% due 9/14/04........    5,000,000      4,992,667
                       Federal Home Loan Mtg. Disc. Notes 1.25% due 8/09/04........   10,000,000      9,997,222
                       Federal Home Loan Mtg. Disc. Notes 1.25% due 8/12/04........    1,800,000      1,799,313
                       Federal Home Loan Mtg. Disc. Notes 1.32% due 2/08/05........    3,079,000      3,048,210
                       Federal Home Loan Mtg. Disc. Notes 1.86% due 5/03/05........    5,000,000      4,918,750
                       Federal National Mtg. Assoc. 1.51% due 10/18/04(2)..........   10,000,000     10,000,000
                       Federal National Mtg. Assoc. 1.56% due 10/28/04(2)..........    5,000,000      5,000,000
                       Federal National Mtg. Assoc. Disc. Notes 1.19% due
                         10/20/04..................................................    5,000,000      4,981,250
                       Federal National Mtg. Assoc. Disc. Notes 1.24% due
                         8/11/04...................................................    5,240,000      5,238,195
                       Federal National Mtg. Assoc. Disc. Notes 1.43% due
                         11/10/04..................................................    5,000,000      4,981,250
                       Federal National Mtg. Assoc. Disc. Notes 1.44% due
                         3/04/05...................................................    5,000,000      4,943,750
                       Federal National Mtg. Assoc. Disc. Notes 1.47% due
                         11/12/04..................................................    6,000,000      5,970,000
                       Federal National Mtg. Assoc. Disc. Notes 1.82% due
                         2/04/05...................................................      113,000        111,870
                                                                                                   -------------
                       TOTAL U.S. GOVERNMENT AGENCIES (cost $129,884,005)..........                 129,800,245
                                                                                                   -------------
                       TIME DEPOSITS -- 9.0%
                       National City Bank Grand Cayman 1.28% due 8/02/04 (cost
                         $20,000,000)..............................................   20,000,000     20,000,000
                       Suntrust Bank Grand Cayman 1.28% due 8/02/04 (cost
                         $20,000,000)..............................................   20,000,000     20,000,000
                                                                                                   -------------
                       TOTAL TIME DEPOSITS (cost $40,000,000)......................                  40,000,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $454,957,693)@                          102.3%                       454,822,747
                       Liabilities in excess of other assets --         (2.3)                       (10,313,452)
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $444,509,295
                                                                       ======                      =============

              -----------------------------
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of these securities was $19,999,414 representing 4.50% of net assets.
               @  See Note 3 for cost of investments on a tax basis.
              (1) Variable rate security -- the rate reflected is as of July 31,
                  2004; maturity date reflects next reset date.
              (2) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of July 31, 2004.
              LOC -- Letter of Credit
              Allocation of investments as a percentage of net assets by investment category as of July 31, 2004;

Government Agencies....................    29.2%
Banks..................................    24.1%
Financial Services.....................    22.5%
Multi-Industry.........................    14.3%
Security Holding Companies.............     4.5%
Municipalities.........................     4.4%
Leisure & Tourism......................     1.1%
Loans..................................     1.1%
Real Estate Companies..................     0.6%
Retail.................................     0.5%
                                          ------
                                          102.3%
                                          ======

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CORPORATE BOND PORTFOLIO
    Federated Investment Management Company
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Financial Services...........................  11.5%
    Telecommunications...........................   8.3%
    Broadcasting & Media.........................   8.2%
    Euro Time Deposit............................   7.9%
    Leisure & Tourism............................   4.8%
    Food, Beverage & Tobacco.....................   4.1%
    Business Services............................   4.0%
    Forest Products..............................   3.7%
    Insurance....................................   3.5%
    Electric Utilities...........................   3.2%
    Energy Sources...............................   3.1%
    Metals & Minerals............................   3.1%
    U.S. Government Treasuries...................   3.1%
    Banks........................................   2.7%
    Energy Services..............................   2.6%
    Retail.......................................   2.3%
    Machinery....................................   2.2%
    Automotive...................................   1.8%
    Chemicals....................................   1.5%
    Gas & Pipeline Utilities.....................   1.5%
    Health Services..............................   1.5%
    Household Products...........................   1.5%
    Aerospace & Military Technology..............   1.1%
    Real Estate Investment Trusts................   1.1%
    Multi-Industry...............................   1.0%
    Transportation...............................   1.0%
    Computers & Business Equipment...............   0.9%
    Foreign Government...........................   0.9%
    Housing......................................   0.8%
    Medical Products.............................   0.8%
    Apparel & Textiles...........................   0.6%
    Education....................................   0.6%
    Real Estate Companies........................   0.6%
    Computer Software............................   0.5%
    Electronics..................................   0.5%
    Entertainment Products.......................   0.5%
    Building Materials...........................   0.3%
    U.S. Government Agencies.....................   0.3%
    Computer Services............................   0.2%
    Municipal Bonds..............................   0.2%
    Telephone....................................   0.2%
    Internet Content.............................   0.1%
    Drugs........................................   0.1%
    Electrical Equipment.........................   0.1%
                                                   -----
                                                   98.5%
                                                   =====

CREDIT QUALITY*+#
Government -- Agency............................    0.3%
Government -- Treasury..........................    3.4%
AAA.............................................    1.6%
AA..............................................    1.2%
A...............................................   14.6%
BBB.............................................   38.4%
BB..............................................   13.7%
B...............................................   21.1%
CCC.............................................    4.2%
Not Rated@......................................    1.5%
                                                  ------
                                                  100.0%
                                                  ======

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source Standard and Poors.
# Calculated as a percentage of total debt issues, including short-term securities.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CORPORATE BOND PORTFOLIO
    Federated Investment Management Company
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES -- 89.2%                                          AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.5%
                       Apparel & Textiles -- 0.6%
                       GFSI, Inc., Series B 9.63% due 03/01/07.....................  $   300,000   $    288,000
                       Glenoit Corp. 11.00% due 04/15/07+(1)(2)....................       50,000              5
                       INVISTA 9.25% due 05/01/12*.................................      325,000        331,906
                       Phillips-Van Heusen 8.13% due 05/01/13......................      250,000        262,500
                       Pillowtex Corp. 9.00% due 12/15/07+(1)(2)...................       75,000              0
                       Pillowtex Corp. 10.00% due 11/15/06+(1)(2)..................      175,000              0
                       Simmons Co. 7.88% due 01/15/14*.............................      375,000        380,625
                       Warnaco, Inc. 8.88% due 06/15/13............................      475,000        516,562
                       William Carter Co., Series B 10.88% due 08/15/11............      309,000        347,625
                       Automotive -- 1.8%
                       Accuride Corp. 9.25% due 02/01/08...........................      100,000        101,750
                       Advanced Accesory Systems, LLC 10.75% due 06/15/11..........      425,000        426,062
                       DaimlerChrysler NA Holdings Corp. 6.50% due 11/15/13........    1,750,000      1,822,746
                       Dana Corp. 9.00% due 08/15/11...............................       50,000         59,000
                       Ford Motor Co. 7.45% due 07/16/31...........................      600,000        570,659
                       General Motors Corp. 7.13% due 07/15/13.....................      275,000        282,198
                       General Motors Corp. 7.20% due 01/15/11.....................    1,000,000      1,045,301
                       General Motors Corp. 8.38% due 07/15/33.....................      575,000        601,133
                       General Motors Corp. 9.45% due 11/01/11.....................      250,000        283,955
                       Rexnord Corp. 10.13% due 12/15/12...........................      350,000        386,750
                       TRW Automotive, Inc. 11.00% due 02/15/13....................      471,000        565,200
                       United Auto Group, Inc. 9.63% due 03/15/12..................      300,000        328,500
                       United Components, Inc. 9.38% due 06/15/13..................      325,000        342,875
                       Housing -- 0.8%
                       Brand Services, Inc. 12.00% due 10/15/12....................      375,000        431,250
                       Masco Corp. 5.88% due 07/15/12..............................    1,600,000      1,676,565
                       Ply Gem Industries, Inc. 9.00% due 02/15/12*................      200,000        200,000
                       Sealy Mattress Co. 8.25% due 06/15/14*......................      375,000        375,000
                       Sleepmaster, LLC, Series B 11.00% due 05/15/09+(1)(2)(7)....      250,000              0
                       Station Casinos, Inc. 6.50% due 02/01/14....................      400,000        388,000
                       Retail -- 2.3%
                       Collins & Aikman Floorcovering, Series B 9.75% due
                         02/15/10..................................................      350,000        362,250
                       CVS Corp. 5.63% due 03/15/06................................    1,200,000      1,251,702
                       Ferrellgas Escrow, LLC 6.75% due 05/01/14*..................      375,000        362,812
                       Finlay Fine Jewelry Corp. 8.38% due 06/01/12*...............      200,000        210,000
                       General Nutrition Centers 8.50% due 12/01/10*...............      100,000        101,250
                       Icon Health & Fitness, Inc. 11.25% due 04/01/12.............      275,000        299,750
                       J.C. Penney Co., Inc. 9.00% due 08/01/12....................      876,000      1,053,390
                       Jean Coutu Group, Inc. 8.50% due 08/01/14*..................      575,000        569,969
                       Jitney-Jungle Stores of America, Inc. 10.38% due
                         09/15/07(2)...............................................      125,000              0
                       Jostens, Inc. 12.75% due 05/01/10...........................      300,000        339,000
                       Kroger Co. 7.50% due 04/01/31...............................      750,000        840,192
                       Michaels Stores, Inc. 9.25% due 07/01/09....................      300,000        327,375
                       Neiman Marcus Group, Inc. 7.13% due 06/01/28................    1,200,000      1,299,293
                       Norcraft Cos., LP 9.00% due 11/01/11*.......................      300,000        315,000
                       Petro Stopping Centers LP 9.00% due 02/15/12................      275,000        279,125
                       Rite Aid Corp. 6.88% due 08/15/13...........................      150,000        137,250

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY (continued)
                       Retail (continued)
                       Rite Aid Corp. 8.13% due 05/01/10...........................  $   400,000   $    419,000
                       Rite Aid Corp. 9.50% due 02/15/11...........................      100,000        109,750
                       ShopKo Stores, Inc. 9.25% due 03/15/22......................      300,000        298,500
                       Tempur Pedic, Inc. 10.25% due 08/15/10......................      368,000        414,460
                       U.S. Office Products Co. 9.75% due 06/15/08(2)(8)...........      300,000              0
                                                                                                   -------------
                                                                                                     21,004,235
                                                                                                   -------------
                       CONSUMER STAPLES -- 5.6%
                       Food, Beverage & Tobacco -- 4.1%
                       Agrilink Foods, Inc. 11.88% due 11/01/08....................      125,000        131,250
                       Altria Group, Inc. 5.63% due 11/04/08.......................      425,000        430,042
                       American Seafoods Group, LLC 10.13% due 04/15/10............      500,000        600,000
                       B&G Foods, Inc. 9.63% due 08/01/07..........................      225,000        228,609
                       Carrols Corp. 9.50% due 12/01/08............................      375,000        386,250
                       Commonwealth Brands, Inc. 10.63% due 09/01/08*..............      350,000        367,500
                       Constellation Brands, Inc., Series B 8.00% due 02/15/08.....      300,000        325,500
                       Cott Beverages, Inc. 8.00% due 12/15/11.....................      250,000        266,250
                       Del Monte Corp. 8.63% due 12/15/12..........................      400,000        436,000
                       Del Monte Corp. 9.25% due 05/15/11..........................      375,000        408,750
                       Dimon, Inc. 7.75% due 06/01/13..............................      300,000        282,000
                       Dole Food Co., Inc. 7.25% due 06/15/10......................      525,000        519,750
                       Dole Food Co., Inc. 8.63% due 05/01/09......................      275,000        288,750
                       Eagle Family Foods 8.75% due 01/15/08.......................      250,000        175,000
                       Kellogg Co. 7.45% due 04/01/31..............................    2,000,000      2,344,306
                       Kraft Foods, Inc. 4.63% due 11/01/06........................    3,500,000      3,588,798
                       Land O' Lakes, Inc. 8.75% due 11/15/11......................      225,000        208,125
                       Michael Foods, Inc. 8.00% due 11/15/13......................      200,000        208,500
                       National Beef Packing Co., LLC 10.50% due 08/01/11..........      275,000        286,688
                       Nebco Evans Holding Co. 12.38% due 07/15/07+(1)(2)..........      125,000              0
                       Philip Morris Cos., Inc. 6.38% due 02/01/06.................      800,000        830,238
                       Pierre Foods, Inc. 9.88% due 07/15/12*......................      425,000        430,312
                       Pilgrim's Pride Corp. 9.25% due 11/15/13....................      250,000        268,750
                       Pilgrim's Pride Corp. 9.63% due 09/15/11....................      575,000        639,687
                       Reddy Ice Group, Inc. 8.88% due 08/01/11....................      375,000        394,688
                       Smithfield Foods, Inc. 7.63% due 02/15/08...................      300,000        315,750
                       Smithfield Foods, Inc. 8.00% due 10/15/09...................      600,000        651,000
                       Standard Commercial Corp. 8.00% due 04/15/12*...............      375,000        375,938
                       Swift & Co. 10.13% due 10/01/09.............................      175,000        188,125
                       Swift & Co. 12.50% due 01/01/10.............................      175,000        186,813
                       United Agri Products 8.25% due 12/15/11*....................       75,000         81,375
                       Household Products -- 1.5%
                       Alberto-Culver Co. 8.25% due 11/01/05.......................    2,700,000      2,883,335
                       American Achievement Corp. 8.25% due 04/01/12*..............      375,000        384,375
                       Ames True Temper, Inc. 10.00% due 07/15/12*.................      250,000        249,375
                       Armkel, LLC 9.50% due 08/15/09..............................      300,000        326,250
                       Chattem, Inc. 7.00% due 03/01/14............................      225,000        216,563
                       Gold Kist, Inc. 10.25% due 03/15/14*........................      300,000        324,000
                       Jostens Holding Corp. 10.25% due 12/01/13(4)................      725,000        478,500
                       Nebraska Book Co., Inc. 8.63% due 03/15/12..................      225,000        222,750
                       Playtex Products, Inc. 9.38% due 06/01/11...................      500,000        503,750
                                                                                                   -------------
                                                                                                     21,433,642
                                                                                                   -------------
                       EDUCATION -- 0.6%
                       Education -- 0.6%
                       Boston University, Series A 7.63% due 07/15/97..............    2,000,000      2,251,258
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 5.7%
                       Energy Services -- 2.6%
                       CMS Energy Corp. 7.50% due 01/15/09.........................  $   500,000   $    510,000
                       Continental Resources, Inc. 10.25% due 08/01/08.............      250,000        258,750
                       El Paso Production Holding Co. 7.75% due 06/01/13...........      375,000        357,187
                       Enersis SA 7.40% due 12/01/16...............................      600,000        596,274
                       FirstEnergy Corp. 5.50% due 11/15/06........................      150,000        156,107
                       FirstEnergy Corp. 7.38% due 11/15/31........................    1,600,000      1,728,957
                       Gazprom International SA 7.20% due 02/01/20*................    1,570,000      1,546,450
                       Magnum Hunter Resources, Inc. 9.60% due 03/15/12............      100,000        110,500
                       MidAmerican Energy Co. 6.75% due 12/30/31...................      750,000        818,176
                       PSEG Energy Holdings, Inc. 8.63% due 02/15/08...............      150,000        162,750
                       PSEG Energy Holdings, Inc. 10.00% due 10/01/09..............      500,000        571,250
                       PSEG Power, LLC 7.75% due 04/15/11..........................    1,750,000      1,993,525
                       Range Resources Corp. 7.38% due 07/15/13*...................      125,000        127,500
                       Tenaga Nasional Berhad 7.50% due 01/15/96*..................    1,000,000        908,360
                       Energy Sources -- 3.1%
                       ANR Pipeline Co. 8.88% due 03/15/10.........................       50,000         55,125
                       Calpine Canada Energy Finance 8.50% due 05/01/08............      125,000         77,813
                       Calpine Corp. 8.50% due 02/15/11............................      450,000        281,250
                       Citgo Petroleum Corp. 11.38% due 02/01/11...................      325,000        377,000
                       Compton Petroleum Corp. 9.90% due 05/15/09..................      300,000        328,500
                       EOG Company of Canada 7.00% due 12/01/11*...................    1,100,000      1,211,595
                       Husky Oil, Ltd. 7.13% due 11/15/06..........................    1,600,000      1,728,109
                       Husky Oil, Ltd. 7.55% due 11/15/16..........................    1,000,000      1,155,329
                       Husky Oil, Ltd. 8.90% due 08/15/08(5).......................      700,000        791,742
                       Lone Star Technologies, Inc. 9.00% due 06/01/11.............      100,000        105,000
                       Pemex Project Funding Master Trust 9.13% due 10/13/10.......      250,000        290,000
                       Ras Laffan Liquefied Natural Gas Co., Ltd. 3.44% due
                         09/15/09*.................................................    2,000,000      1,960,100
                       Swift Energy Co. 9.38% due 05/01/12.........................      350,000        376,250
                       Tesoro Petroleum Corp. 8.00% due 04/15/08...................      100,000        108,000
                       Tesoro Petroleum Corp. 9.63% due 11/01/08...................      275,000        302,500
                       Union Pacific Resources Group, Inc. 7.00% due 10/15/06......      850,000        918,654
                       Valero Energy Corp. 7.50% due 04/15/32......................    1,750,000      1,975,655
                                                                                                   -------------
                                                                                                     21,888,408
                                                                                                   -------------
                       FINANCE -- 16.8%
                       Banks -- 2.7%
                       ABN AMRO Holding NV 7.30% due 12/01/26......................      500,000        528,807
                       Barclays Bank, PLC 8.55% due 06/15/11*(5)...................    1,065,000      1,273,775
                       City National Bank 6.38% due 01/15/08.......................    1,225,000      1,316,516
                       Corporacion Andina de Fomento 7.38% due 01/18/11............    1,185,000      1,322,294
                       FirstBank Puerto Rico 7.63% due 12/20/05....................    1,750,000      1,827,437
                       Global Cash Access, LLC 8.75% due 03/15/12*.................      400,000        419,000
                       H. F. Ahmanson & Co. 7.88% due 09/01/04.....................      750,000        753,100
                       Hudson United Bank 7.00% due 05/15/12.......................    1,000,000      1,100,546
                       Swedbank 7.50% due 11/01/06*(5).............................      500,000        540,966
                       Union Planters Corp. 4.38% due 12/01/10.....................    1,500,000      1,466,408
                       Financial Services -- 10.6%
                       125 Home Loan Owner Trust 9.26% due 02/15/29*(2)............      305,907        310,352
                       American Express Co. 4.88% due 07/15/13.....................      600,000        588,359
                       Amvescap, PLC 6.60% due 05/15/05............................    2,100,000      2,159,098
                       Astoria Financial Corp. 5.75% due 10/15/12..................    1,200,000      1,210,432
                       BCP Caylux Holdings Luxembourg 9.63% due 06/15/14*..........      525,000        547,313
                       Bear Stearns & Co., Inc. 5.70% due 11/15/14.................    1,500,000      1,521,445
                       Caithness Coso Funding Corp., Series B 9.05% due 12/15/09...      457,491        503,240
                       Capital One Financial Corp. 7.13% due 08/01/08..............    1,200,000      1,301,569
                       Couche Tard United States LP 7.50% due 12/15/13.............      475,000        485,688
                       Da Lite Screen Co., Inc. 9.50% due 05/15/11*................      175,000        183,094

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Donaldson, Lufkin & Jenrette, Inc. 6.88% due 11/01/05.......  $   500,000   $    525,946
                       Eircom Funding 8.25% due 08/15/13...........................      300,000        315,000
                       Fertinitro Finance, Inc. 8.29% due 04/01/20*................    1,005,000        806,929
                       FMR Corp. 7.57% due 06/15/29*...............................    2,200,000      2,566,898
                       Ford Motor Credit Co. 7.38% due 10/28/09....................      550,000        590,089
                       Franklin Resources, Inc. 3.70% due 04/15/08.................      500,000        494,010
                       General Motors Acceptance Corp. 4.50% due 07/15/06..........    1,250,000      1,267,480
                       General Motors Acceptance Corp. 6.88% due 09/15/11..........      250,000        256,642
                       General Motors Acceptance Corp. 7.50% due 07/15/05..........      550,000        573,537
                       General Motors Acceptance Corp. 8.00% due 11/01/31..........    3,500,000      3,554,033
                       Goldman Sachs Capital I 6.35% due 02/15/34..................    1,500,000      1,436,190
                       Goldman Sachs Group. Inc. 3.88% due 01/15/09................    1,750,000      1,718,005
                       Green Tree Financial Corp. 9.20% due 04/01/31(1)............       45,654            632
                       Huntsman Advanced Materials, LLC 11.00% due 07/15/10*.......      250,000        283,750
                       Interline Brands, Inc. 11.50% due 05/15/11..................      350,000        386,750
                       Lehman Brothers Holdings, Inc. 6.63% due 02/15/08...........    2,000,000      2,178,166
                       Lehman Brothers Holdings, Inc. 7.88% due 08/15/10...........      250,000        292,081
                       MBIA Global Funding, LLC 2.88% due 11/30/06*................    2,100,000      2,075,302
                       MBIA, Inc. 6.63% due 10/01/28...............................      250,000        252,733
                       MBNA Corp. 7.50% due 03/15/12...............................    1,000,000      1,131,270
                       MDP Acquisitions, PLC 9.63% due 10/01/12....................      450,000        504,000
                       MDP Acquisitions, PLC 15.50% due 10/01/13(3)................      295,419        344,163
                       Milacron Escrow Corp. 11.50% due 05/15/11*..................      375,000        390,000
                       Morgan Stanley Group, Inc. 5.30% due 03/01/13...............    2,000,000      1,992,170
                       Nalco Finance Holdings, Inc. 9.00% due 02/01/14*(4).........      275,000        187,000
                       NBC Aquisition Corp. 11.00% due 03/15/13(4).................      300,000        205,500
                       PCA, LLC/PCA Finance Corp. 11.88% due 08/01/09..............      400,000        422,000
                       Principal Life Global Funding I 6.13% due 10/15/33*.........      350,000        348,212
                       Refco Finance Holdings, LLC 9.00% due 08/01/12*.............      300,000        300,000
                       Residential Asset Mtg. Products, Inc. 1.78% due
                         12/25/33(6)...............................................      424,677        425,671
                       Residential Asset Securities Corp. 1.75% due 01/25/34(6)....      853,126        853,803
                       Resolution Funding Corp. 8.63% due 01/15/21.................      640,000        255,651
                       Sensus Metering Systems, Inc. 8.63% due 12/15/13*...........      375,000        369,375
                       SMFC Trust 3.48% due 08/28/04*(5)(2)........................       33,097         25,371
                       Tyco International Group SA Participation Certificate Trust
                         4.44% due 06/15/07*.......................................      680,000        685,455
                       UAP Holding Corp. 10.75% due 07/15/12*(4)...................      450,000        354,375
                       UGS Corp. 10.00% due 06/01/12*..............................      600,000        636,000
                       Universal City Development Partners 11.75% due 04/01/10.....      725,000        841,000
                       Waddell & Reed Financial, Inc. 7.50% due 01/18/06...........    1,750,000      1,862,773
                       Insurance -- 3.5%
                       Allstate Corp. 6.13% due 12/15/32...........................      750,000        746,676
                       Delphi Funding, LLC 9.31% due 03/25/27......................      800,000        661,928
                       Liberty Mutual Insurance 8.20% due 05/04/07*................    1,100,000      1,219,878
                       Life Re Capital Trust I 8.72% due 06/15/27*.................    1,000,000        980,917
                       Marsh & McLennan Cos., Inc. 7.13% due 06/15/09..............    1,850,000      2,075,326
                       Oil Insurance, Ltd. 5.15% due 08/01/08*(5)..................    1,000,000      1,003,720
                       Pacific Life Corp. 6.60% due 09/15/33*......................    1,200,000      1,240,690
                       Prudential Financial, Inc. 5.75% due 07/15/33...............    1,800,000      1,677,902
                       Reinsurance Group of America, Inc. 7.25% due 04/01/06*......      500,000        524,914
                       Travelers Property Casualty Corp. 5.00% due 03/15/13........      700,000        680,581
                       Union Central Life Insurance Co. 8.20% due 11/01/26*........    1,250,000      1,334,566
                       USF&G Capital II, Series B 8.47% due 01/10/27...............      850,000        933,215
                       USF&G Capital III 8.31% due 07/01/46*.......................      250,000        279,139
                                                                                                   -------------
                                                                                                     64,426,853
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE -- 2.4%
                       Drugs -- 0.1%
                       WH Holdings (Cayman Islands), Ltd. l 9.50% due 04/01/11.....  $   350,000   $    365,750
                       Health Services -- 1.5%
                       Ameripath, Inc. 10.50% due 04/01/13.........................      550,000        558,250
                       Ardent Health Services, Inc. 10.00% due 08/15/13............      375,000        406,875
                       Concentra Operating Corp. 9.13% due 06/01/12*...............      100,000        107,000
                       Concentra Operating Corp. 9.50% due 08/15/10................      275,000        298,375
                       Hanger Orthopedic Group, Inc. 10.38% due 02/15/09...........      175,000        175,875
                       HCA, Inc. 6.75% due 07/15/13................................      500,000        518,298
                       HCA, Inc. 7.88% due 02/01/11................................      150,000        166,112
                       HCA, Inc. 8.75% due 09/01/10................................      800,000        921,639
                       Magellan Health Services, Inc. 9.38% due 11/15/08...........      261,764        280,742
                       Manor Care, Inc. 8.00% due 03/01/08.........................      200,000        225,250
                       Tenet Healthcare Corp. 9.88% due 07/01/14*..................      225,000        233,719
                       UnitedHealth Group, Inc. 3.30% due 01/30/08.................      365,000        358,483
                       UnitedHealth Group, Inc. 7.50% due 11/15/05.................    1,000,000      1,057,812
                       Vanguard Health Systems, Inc. 9.75% due 08/01/11............      475,000        546,250
                       Medical Products -- 0.8%
                       ALARIS Medical Systems, Inc. 7.25% due 07/01/11.............       75,000         83,714
                       Astrazeneca Group, PLC 5.40% due 06/01/14...................      970,000        992,496
                       Fisher Scientific International, Inc. 6.75% due 08/15/14*...      200,000        199,750
                       Hudson Respiratory Care, Inc. 9.13% due 04/15/08............      175,000        180,323
                       Leiner Health Products, Inc. 11.00% due 06/01/12*...........      225,000        234,000
                       Medical Device Manufacturing, Inc. 10.00% due 07/15/12*.....      250,000        256,250
                       Norcross Safety Products, LLC 9.88% due 08/15/11............      550,000        594,000
                       Sybron Dental Specialties, Inc. 8.13% due 06/15/12..........      200,000        214,000
                       VWR International, Inc. 8.00% due 04/15/14*.................      375,000        382,500
                                                                                                   -------------
                                                                                                      9,357,463
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 9.7%
                       Aerospace & Military Technology -- 1.1%
                       Alliant Techsystems, Inc. 8.50% due 05/15/11................      375,000        405,938
                       Argo-Tech Corp. 9.25% due 06/01/11*.........................      175,000        183,750
                       Boeing Co. 8.75% due 09/15/31...............................      900,000      1,177,594
                       L-3 Communications Corp. 6.13% due 01/15/14.................      675,000        651,375
                       Raytheon Co. 5.38% due 04/01/13.............................    1,000,000      1,009,716
                       Raytheon Co. 7.20% due 08/15/27.............................      500,000        551,079
                       Transdigm, Inc. 8.38% due 07/15/11..........................      325,000        342,875
                       Building Materials -- 0.3%
                       CRH America, Inc. 5.30% due 10/15/13........................      750,000        745,628
                       Nortek Holdings, Inc. 10.00% due 05/15/11*(4)...............      575,000        477,250
                       Business Services -- 4.0%
                       Advanstar Communications, Inc. 10.75% due 08/15/10..........      150,000        165,750
                       Advanstar Communications, Inc. 12.00% due 02/15/11..........      550,000        584,375
                       Advanstar, Inc. 15.00% due 10/15/11(4)......................      225,000        191,531
                       Affinity Group, Inc. 9.00% due 02/15/12*....................      250,000        259,063
                       Allied Waste North America, Inc. 6.13% due 02/15/14.........      125,000        114,063
                       Allied Waste North America, Inc. 7.63% due 01/01/06.........    1,000,000      1,042,500
                       Allied Waste North America, Inc. 8.50% due 12/01/08.........      150,000        163,125
                       Allied Waste North America, Inc. 9.25% due 09/01/12.........      250,000        278,437
                       Brickman Group, Ltd. 11.75% due 12/15/09....................      300,000        345,000
                       Cadmus Communications Corp. 8.38% due 06/15/14*.............      150,000        155,250
                       Danka Business Systems, PLC 11.00% due 06/15/10.............      225,000        234,000
                       Dollar Financial Group, Inc. 9.75% due 11/15/11.............      200,000        214,000
                       Erico International, Corp. 8.88% due 03/01/12*..............      325,000        333,125
                       Greif Brothers Corp. 8.88% due 08/01/12.....................      400,000        436,000
                       Hertz Corp. 4.70% due 10/02/06..............................    1,000,000      1,015,774

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services (continued)
                       Hines Nurseries, Inc. 10.25% due 10/01/11...................  $   175,000   $    189,000
                       Imco Recycling, Inc. 10.38% due 10/15/10....................      350,000        378,000
                       Ingram Micro, Inc., Class A 9.88% due 08/15/08..............      450,000        493,875
                       Language Line, Inc. 14.13% due 06/15/13*(4).................      100,000         51,000
                       Language Line, Inc. 11.13% due 06/15/12*....................      125,000        126,563
                       NationsRent, Inc. 9.50% due 10/15/10*.......................      500,000        530,000
                       Pliant Corp. 11.13% due 09/01/09............................       75,000         81,000
                       Pliant Corp. 13.00% due 06/01/10............................      200,000        183,000
                       Quebecor Media, Inc. 11.13% due 07/15/11....................      425,000        487,156
                       Republic Services, Inc. 6.75% due 08/15/11..................      900,000        993,032
                       SITEL Corp. 9.25% due 03/15/06..............................      250,000        250,000
                       Smurfit-Stone Container Corp. 8.25% due 10/01/12............      525,000        560,437
                       Synagro Technologies, Inc. 9.50% due 04/01/09...............      325,000        341,250
                       United Rentals North America, Inc. 6.50% due 02/15/12.......      200,000        193,000
                       USA Waste Services, Inc. 7.13% due 10/01/07.................    2,175,000      2,387,169
                       Vertis, Inc. 9.75% due 04/01/09.............................      250,000        273,125
                       Vertis, Inc. 10.88% due 06/15/09............................      675,000        739,125
                       Waste Management, Inc. 8.75% due 05/01/18...................      850,000        952,812
                       Yell Finance BV 10.75% due 08/01/11.........................      406,000        469,437
                       Electrical Equipment -- 0.1%
                       Superior Essex Communications & Essex Group 9.00% due
                         04/15/12*.................................................      200,000        199,000
                       WESCO Distribution, Inc., Series B 9.13% due 06/01/08.......      200,000        206,000
                       Machinery -- 2.2%
                       AGCO Corp. 9.50% due 05/01/08...............................      175,000        189,875
                       Amsted Industries, Inc. 10.25% due 10/15/11*................      400,000        432,000
                       Briggs & Stratton Corp. 7.25% due 09/15/07..................      100,000        107,000
                       Briggs & Stratton Corp. 8.88% due 03/15/11..................    1,400,000      1,641,500
                       Case New Holland, Inc. 9.25% due 08/01/11*..................      600,000        649,500
                       CLARK Material Handling Co., Series D 10.75% due
                         11/15/06+(1)(2)...........................................      100,000              0
                       Columbus McKinnon Corp. 8.50% due 04/01/08..................      500,000        465,000
                       Columbus McKinnon Corp. 10.00% due 08/01/10.................       50,000         53,625
                       Kennametal, Inc. 7.20% due 06/15/12.........................    2,400,000      2,558,712
                       Tekni-Plex, Inc., Series B 12.75% due 06/15/10..............      500,000        492,500
                       Thermadyne Holdings Corp. 9.25% due 02/01/14................      250,000        250,000
                       Tyco International Group SA 5.80% due 08/01/06..............    1,600,000      1,673,611
                       Tyco International Group SA 6.38% due 06/15/05..............      125,000        128,716
                       Multi-Industry -- 1.0%
                       Aearo Co. I 8.25% due 04/15/12*.............................      375,000        382,500
                       Clean Harbors, Inc. 11.25% due 07/15/12*....................      325,000        334,750
                       Eaglepicher, Inc. 9.75% due 09/01/13........................      750,000        795,000
                       Graphic Packaging International, Inc. 9.50% due 08/15/13....      600,000        660,000
                       Hutchison Whampoa, Ltd. 6.50% due 02/13/13*.................      500,000        504,998
                       Koppers, Inc. 9.88% due 10/15/13............................      300,000        331,500
                       Lazy Days RV Center, Inc. 11.75% due 05/15/12*..............      300,000        318,750
                       Maax Corp. 9.75% due 06/15/12*..............................       75,000         77,813
                       Polypore, Inc. 8.75% due 05/15/12*..........................      275,000        291,500
                       Transportation -- 1.0%
                       Allied Holdings, Inc. 8.63% due 10/01/07....................      175,000        152,250
                       Ameritruck Distribution Corp. 12.25% due
                         11/15/05+(1)(2)(5)........................................      100,000              0
                       Burlington Northern and Santa Fe Railway Corp., Series 99-2
                         7.57% due 01/02/21........................................      467,483        541,116
                       FedEx Corp. 2.65% due 04/01/07*.............................    2,250,000      2,194,481
                       Holt Group, Inc. 9.75% due 01/15/06+(1)(2)(8)...............      100,000              0

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Transportation (continued)
                       Petroleum Helicopters, Inc. 9.38% due 05/01/09..............  $   250,000   $    265,000
                       Stena AB 9.63% due 12/01/12.................................      550,000        599,500
                                                                                                   -------------
                                                                                                     37,252,376
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 13.4%
                       Broadcasting & Media -- 8.1%
                       American Media Operations, Inc. 8.88% due 01/15/11..........      125,000        124,063
                       American Media Operations, Inc. 10.25% due 05/01/09.........      400,000        418,000
                       AOL Time Warner, Inc. 7.70% due 05/01/32....................    1,500,000      1,666,218
                       British Sky Broadcasting Group, PLC 7.30% due 10/15/06......    1,245,000      1,342,975
                       Cablevision Systems Corp. 8.00% due 04/15/12*...............      350,000        343,875
                       CF Cable TV, Inc. 9.13% due 07/15/07........................      500,000        527,350
                       Charter Communications Holdings II, LLC 10.25% due
                         09/15/10..................................................      650,000        654,875
                       Charter Communications Holdings, LLC 9.92% due
                         04/01/11(4)...............................................      750,000        560,625
                       Clear Channel Communications, Inc. 3.13% due 02/01/07.......      500,000        490,115
                       Clear Channel Communications, Inc. 4.63% due 01/15/08.......    2,000,000      2,019,872
                       Comcast Cable Communications, Inc. 6.38% due 01/30/06.......      290,000        303,360
                       Comcast Cable Communications, Inc. 6.88% due 06/15/09.......    1,000,000      1,097,110
                       Comcast Corp. 7.05% due 03/15/33............................      400,000        421,645
                       Continental Cablevision, Inc. 9.50% due 08/01/13............    1,950,000      2,157,443
                       Cox Communications, Inc. 6.69% due 09/20/04.................    1,655,000      1,664,566
                       Cox Enterprises, Inc. 4.38% due 05/01/08*...................    1,000,000      1,001,874
                       CSC Holdings, Inc. 7.25% due 07/15/08.......................      550,000        558,250
                       CSC Holdings, Inc. 7.88% due 12/15/07.......................       75,000         78,750
                       CSC Holdings, Inc. 8.13% due 07/15/09.......................      250,000        260,000
                       Dex Media East, LLC 12.13% due 11/15/12.....................      775,000        918,375
                       Dex Media West, LLC 9.88% due 08/15/13......................      825,000        930,187
                       Dex Media, Inc. 9.00% due 11/15/13*(4)......................      425,000        295,375
                       DirecTV Holdings, LLC 8.38% due 03/15/13....................      675,000        756,000
                       Echostar DBS Corp. 6.38% due 10/01/11.......................      125,000        124,063
                       Echostar DBS Corp. 10.38% due 10/01/07......................      700,000        743,750
                       Grupo Televisa SA 8.00% due 09/13/11........................    1,700,000      1,857,250
                       HM Publishing Corp. 11.50% due 10/15/13(4)..................      175,000         99,750
                       Kabel Deutschland GmbH 10.63% due 07/01/14*.................      725,000        743,125
                       Lamar Media Corp. 7.25% due 01/01/13........................      450,000        464,625
                       Liberty Group Operating, Inc. 9.38% due 02/01/08............      250,000        250,625
                       Lodgenet Entertainment Corp. 9.50% due 06/15/13.............      275,000        300,438
                       News America Holdings, Inc. 8.00% due 10/17/16..............      650,000        777,491
                       News America Holdings, Inc. 8.50% due 02/15/05..............      250,000        256,984
                       News America Holdings, Inc. 9.25% due 02/01/13..............    1,000,000      1,264,483
                       News America, Inc. 7.63% due 11/30/28.......................    1,000,000      1,139,095
                       PRIMEDIA, Inc. 8.88% due 05/15/11...........................      150,000        147,375
                       Readers Digest Assoc., Inc. 6.50% due 03/01/11..............      350,000        346,500
                       Reed Elsevier Capital, Inc. 6.75% due 08/01/11..............    1,000,000      1,108,280
                       RH Donnelley Finance Corp. I 10.88% due 12/15/12*...........      400,000        468,000
                       Sinclair Broadcast Group, Inc. 8.75% due 12/15/11...........      600,000        645,000
                       Univision Communications, Inc. 3.50% due 10/15/07...........    1,200,000      1,190,304
                       XM Satellite Radio, Inc. 14.00% due 12/31/09(4).............      315,499        300,118
                       XM Satellite Radio, Inc. 12.00% due 06/15/10................      171,000        195,795
                       Entertainment Products -- 0.5%
                       Cinemark, Inc. 9.75% due 03/15/14*(4).......................      550,000        363,000
                       International Speedway Corp. 4.20% due 04/15/09*............    1,300,000      1,285,756
                       Loews Cineplex Entertainment Corp. 9.00% due 08/01/14*......      200,000        198,000
                       Leisure & Tourism -- 4.8%
                       AMC Entertainment, Inc. 8.00% due 03/01/14*.................      350,000        322,875
                       AMC Entertainment, Inc. 9.88% due 02/01/12..................      225,000        230,625
                       Boca Resorts, Inc. 9.88% due 04/15/09.......................      450,000        474,188

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Boyd Gaming Corp. 7.75% due 12/15/12........................  $   225,000   $    231,750
                       Boyd Gaming Corp. 8.75% due 04/15/12........................      200,000        216,000
                       Buffets, Inc. 11.25% due 07/15/10...........................      125,000        131,250
                       Carnival Corp. 3.75% due 11/15/07...........................    1,800,000      1,787,764
                       Cinemark USA, Inc. 9.00% due 02/01/13.......................      200,000        219,500
                       Continental Airlines, Inc., Series 99-2 7.73% due
                         03/15/11..................................................      234,019        167,493
                       Courtyard by Marriott II 10.75% due 02/01/08................      200,000        201,000
                       Delta Air Lines, Inc. 7.92% due 05/18/12....................      750,000        439,308
                       Delta Air Lines, Inc., Series 02-1 6.42% due 07/02/12.......      500,000        516,797
                       Dominos, Inc. 8.25% due 07/01/11............................      350,000        374,500
                       Harrah's Operating Co., Inc. 7.88% due 12/15/05.............      600,000        633,750
                       Hilton Hotels Corp. 8.25% due 02/15/11......................      650,000        734,500
                       HMH Properties, Inc., Series B 7.88% due 08/01/08...........      388,000        398,670
                       Intrawest Corp. 10.50% due 02/01/10.........................      275,000        297,000
                       Isle of Capri Casinos, Inc. 9.00% due 03/15/12..............      350,000        381,500
                       K2, Inc. 7.38% due 07/01/14*................................       75,000         76,406
                       Majestic Star Casino, LLC 9.50% due 10/15/10................      300,000        303,000
                       Mandalay Resort Group 9.38% due 02/15/10....................      100,000        110,625
                       Mandalay Resort Group 9.50% due 08/01/08....................      200,000        225,500
                       Mandalay Resort Group 10.25% due 08/01/07...................      850,000        949,875
                       MGM Grand, Inc. 9.75% due 06/01/07..........................    1,200,000      1,318,500
                       MGM Mirage, Inc. 5.88% due 02/27/14*........................      400,000        369,000
                       MGM Mirage, Inc. 8.38% due 02/01/11.........................      100,000        107,000
                       Mohegan Tribal Gaming Authority 6.38% due 07/15/09..........      150,000        150,938
                       Mohegan Tribal Gaming Authority 8.00% due 04/01/12..........      350,000        379,312
                       Motor Gaming Group, Inc. 9.75% due 04/01/10.................      425,000        459,000
                       Northwest Airlines Corp. 8.07% due 04/01/21.................      535,613        582,999
                       Park Place Entertainment Corp. 7.88% due 03/15/10...........      275,000        298,031
                       Park Place Entertainment Corp. 8.13% due 05/15/11...........      650,000        717,438
                       Penn National Gaming, Inc. 8.88% due 03/15/10...............       75,000         82,031
                       Penn National Gaming, Inc. 11.13% due 03/01/08..............      300,000        327,750
                       Royal Caribbean Cruises, Ltd. 8.00% due 05/15/10............      350,000        379,750
                       Six Flags, Inc. 9.75% due 04/15/13..........................      300,000        277,500
                       Southwest Airlines Co. 6.50% due 03/01/12...................    1,000,000      1,063,597
                       Southwest Airlines Co. 7.38% due 03/01/27...................      215,000        233,401
                       Starwood Hotels & Resorts Worldwide, Inc. 7.38% due
                         05/01/07..................................................      825,000        870,375
                       Sun International Hotels, Ltd. 8.88% due 08/15/11...........      450,000        483,750
                       True Temper Sports, Inc. 8.38% due 09/15/11.................      300,000        303,000
                       Venetian Casino Resort, LLC 11.00% due 06/15/10.............      375,000        427,500
                       Wynn Las Vegas, LLC 12.00% due 11/01/10.....................      151,000        185,730
                                                                                                   -------------
                                                                                                     51,301,188
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 10.5%
                       Computers & Business Equipment -- 0.9%
                       Dell, Inc. 7.10% due 04/15/28...............................    1,000,000      1,129,788
                       International Business Machines Corp. 5.88% due 11/29/32....    1,000,000        985,651
                       Seagate Technology Holdings 8.00% due 05/15/09..............      300,000        312,000
                       Xerox Corp. 7.63% due 06/15/13..............................      350,000        358,750
                       Xerox Corp. 9.75% due 01/15/09..............................      775,000        883,500
                       Computer Services -- 0.2%
                       Activant Solutions, Inc. 10.50% due 06/15/11................      375,000        392,813
                       Sungard Data Systems, Inc. 4.88% due 01/15/14...............      400,000        383,179
                       Computer Software -- 0.5%
                       Unisys Corp. 6.88% due 03/15/10.............................      400,000        406,000
                       Unisys Corp. 8.13% due 06/01/06.............................    1,350,000      1,420,875

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics -- 0.5%
                       AMI Semiconductor, Inc. 10.75% due 02/01/13.................  $   163,000   $    189,895
                       FIMEP S.A. 10.50% due 02/15/13..............................      225,000        258,750
                       Fisher Scientific International, Inc. 8.00% due 09/01/13....      400,000        437,500
                       Freescale Semiconductor 7.13% due 07/15/14*.................      275,000        279,125
                       Stoneridge, Inc. 11.50% due 05/01/12........................      400,000        473,000
                       Telex Communications Holdings, Inc. 11.50% due 10/15/08.....      300,000        318,000
                       Internet Content -- 0.1%
                       FTD, Inc. 7.75% due 02/15/14................................      375,000        358,125
                       Telecommunications -- 8.3%
                       Alaska Communications Systems Holdings 9.88% due 08/15/11...      375,000        380,625
                       American Cellular Corp. 10.00% due 08/01/11.................      400,000        348,000
                       AT&T Wireless Services, Inc. 6.88% due 04/18/05.............    1,000,000      1,030,987
                       AT&T Wireless Services, Inc. 8.75% due 03/01/31.............      250,000        311,178
                       Block Communications, Inc. 9.25% due 04/15/09...............      300,000        309,000
                       CenturyTel, Inc., Series H 8.38% due 10/15/10...............    1,510,000      1,738,093
                       Cincinnati Bell, Inc. 7.25% due 07/15/13....................      350,000        326,375
                       Cincinnati Bell, Inc. 8.38% due 01/15/14....................      275,000        242,000
                       Citizens Communications Co. 8.50% due 05/15/06..............    1,650,000      1,762,939
                       Citizens Communications Co. 9.00% due 08/15/31..............      900,000        882,541
                       Cox Communications, Inc. 7.75% due 08/15/06.................    2,250,000      2,443,462
                       Inmarsat Finance, PLC 7.63% due 06/30/12*...................       50,000         47,875
                       KT Corp. 5.88% due 06/24/14*................................    1,800,000      1,812,798
                       Lenfest Communications, Inc. 10.50% due 06/15/06............    2,600,000      2,918,781
                       Nextel Communications, Inc. 7.38% due 08/01/15..............      600,000        630,000
                       Nextel Communications, Inc. 9.38% due 11/15/09..............    1,150,000      1,227,625
                       Nextel Partners, Inc. 12.50% due 11/15/09...................      308,000        357,280
                       Panamsat Corp. 8.50% due 02/01/12...........................      625,000        721,094
                       Panamsat Corp., New 9.00% due 08/15/14......................      425,000        425,000
                       Primus Telecommunications Group 8.00% due 01/15/14..........      300,000        222,000
                       Qwest Capital Funding, Inc. 7.25% due 02/15/11..............      150,000        129,000
                       Qwest Services Corp. 13.50% due 12/15/10*...................    1,175,000      1,376,219
                       Qwest Services Corp. 8.88% due 03/15/12*....................    1,350,000      1,485,000
                       Rogers Wireless, Inc. 6.38% due 03/01/14....................      325,000        303,062
                       Sprint Capital Corp. 6.13% due 11/15/08.....................    2,000,000      2,118,632
                       Sprint Capital Corp. 6.38% due 05/01/09.....................      350,000        374,000
                       Sprint Capital Corp. 7.13% due 01/30/06.....................    1,250,000      1,322,051
                       Sprint Capital Corp. 8.75% due 03/15/32.....................      500,000        605,881
                       Telecom de Puerto Rico 6.65% due 05/15/06...................    2,000,000      2,111,214
                       Telefonos de Mexico S.A. 4.50% due 11/19/08.................    2,150,000      2,107,574
                       Tritel PCS, Inc. 10.38% due 01/15/11........................    1,007,000      1,159,372
                       US Unwired, Inc. 10.00% due 06/15/12*.......................      125,000        127,500
                       Verizon Global Funding Corp. 7.75% due 06/15/32.............      500,000        571,735
                                                                                                   -------------
                                                                                                     40,515,844
                                                                                                   -------------
                       MATERIALS -- 8.3%
                       Chemicals -- 1.5%
                       Equistar Chemicals LP 10.13% due 09/01/08...................      400,000        438,500
                       FMC Corp. 10.25% due 11/01/09...............................      300,000        346,500
                       Foamex LP 9.88% due 06/15/07................................      225,000        185,625
                       Foamex LP 10.75% due 04/01/09...............................      175,000        171,500
                       Hexcel Corp. 9.75% due 01/15/09.............................      450,000        472,500
                       Hexcel Corp. 9.88% due 10/01/08.............................      200,000        222,500
                       Huntsman International, LLC 10.13% due 07/01/09.............      600,000        610,500
                       Lyondell Chemical Co. 9.50% due 12/15/08....................      450,000        470,812
                       Lyondell Chemical Co. 10.88% due 05/01/09...................      525,000        546,000
                       Lyondell Chemical Co., Series A 9.63% due 05/01/07..........      150,000        158,438
                       Nalco Co. 7.75% due 11/15/11*...............................      100,000        104,000

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Chemicals (continued)
                       Nalco Co. 8.88% due 11/15/13*...............................  $   200,000   $    210,000
                       Reliance Industries, Ltd. 8.25% due 01/15/27*...............      500,000        543,685
                       Rhodia SA 7.63% due 06/01/10*...............................       75,000         69,000
                       Rhodia SA 8.88% due 06/01/11*...............................      325,000        279,500
                       Union Carbide Chemical & Plastics Co., Inc. 7.88% due
                         04/01/23..................................................       50,000         48,125
                       Union Carbide Chemical & Plastics Co., Inc. 8.75% due
                         08/01/22..................................................      300,000        297,750
                       Union Carbide Corp. 6.79% due 06/01/25......................      100,000        101,750
                       Union Carbide Corp. 7.50% due 06/01/25......................       75,000         70,313
                       United Industries Corp. 9.88% due 04/01/09..................      425,000        443,062
                       Forest Products -- 3.7%
                       Abitibi Consolidated, Inc. 8.55% due 08/01/10...............    1,500,000      1,589,979
                       Associated Materials, Inc. 9.75% due 03/01/14*..............      450,000        315,000
                       Berry Plastics Corp. 10.75% due 07/15/12....................      325,000        362,375
                       Boise Cascade Corp. 7.00% due 11/01/13......................       75,000         84,000
                       Georgia-Pacific Corp. 8.13% due 05/15/11....................      850,000        954,125
                       Georgia-Pacific Corp. 9.38% due 02/01/13....................      825,000        957,000
                       Graham Packaging Co., Inc. 4.80% due 01/15/08(6)............      200,000        198,000
                       Graham Packaging Co., Inc., Series B 8.75% due 01/15/08.....      475,000        489,250
                       International Paper Co. 4.25% due 01/15/09..................      750,000        740,422
                       Louisiana-Pacific Corp. 8.88% due 08/15/10..................    1,250,000      1,462,500
                       Owens-Brockway Glass Container 7.75% due 05/15/11...........      300,000        318,000
                       Owens-Brockway Glass Container 8.25% due 05/15/13...........      175,000        183,313
                       Owens-Illinois, Inc. 7.15% due 05/15/05.....................      550,000        563,750
                       Owens-Illinois, Inc. 7.35% due 05/15/08.....................      325,000        331,500
                       Pliant Corp. 13.00% due 06/01/10............................      325,000        296,563
                       Pope & Talbot, Inc. 8.38% due 06/01/13......................      250,000        257,500
                       Riverside Forest Products, Ltd. 7.88% due 03/01/14*.........      350,000        364,875
                       Stone Container Corp. 9.75% due 02/01/11....................      400,000        442,000
                       Tembec Industries, Inc. 8.50% due 02/01/11..................      375,000        388,125
                       Westvaco Corp. 7.65% due 03/15/27...........................    1,500,000      1,710,510
                       Weyerhaeuser Co. 7.38% due 03/15/32.........................    2,000,000      2,207,492
                       Metals & Minerals -- 3.1%
                       Alltrista Corp. 9.75% due 05/01/12..........................      550,000        599,500
                       Associated Materials, Inc. 9.75% due 04/15/12...............      175,000        196,875
                       Barrick Gold Corp. 7.50% due 05/01/07.......................    2,000,000      2,201,714
                       California Steel Industries, Inc. 6.13% due 03/15/14........      325,000        305,094
                       Commonwealth Aluminum Corp. 10.75% due 10/01/06.............      100,000        100,500
                       Compass Minerals Group, Inc. 10.00% due 08/15/11............      325,000        360,750
                       Compass Minerals International, Inc. 12.00% due
                         06/01/13(4)...............................................      475,000        370,500
                       Compass Minerals International, Inc. 12.75% due
                         12/15/12(4)...............................................      175,000        143,500
                       Euramax International, Inc. 8.50% due 08/15/11..............      500,000        517,500
                       Inco, Ltd. 5.70% due 10/15/15...............................    1,050,000      1,034,552
                       Ispat Inland ULC 9.75% due 04/01/14*........................      200,000        206,500
                       MMI Products, Inc., Series B 11.25% due 04/15/07............      425,000        418,625
                       Mueller Group, Inc. 10.00% due 05/01/12*....................      250,000        262,500
                       Neenah Corp. 11.00% due 09/30/10*...........................      358,000        383,060
                       Neenah Corp. 13.00% due 09/30/13*...........................      257,092        259,663
                       Noranda, Inc. 6.00% due 10/15/15............................      750,000        741,148
                       Placer Dome, Inc., Series B 8.50% due 12/31/45..............    1,870,000      2,059,350
                       Republic Technologies International, LLC 13.75% due
                         07/15/09+(1)(2)...........................................      150,000              0
                       Russell-Stanley Holdings, Inc. 9.00% due 11/30/08*(2)(3)....       12,530              0
                       Ryerson Tull, Inc. 9.13% due 07/15/06.......................      275,000        290,125
                       Transportation Technologies Industries, Inc. 12.50% due
                         03/31/10*.................................................      350,000        359,625
                       United States Concrete, Inc. 8.38% due 04/01/14*............      375,000        378,750
                       United States Steel Corp. 9.75% due 05/15/10................      252,000        280,350

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals (continued)
                       Valmont Industries, Inc. 6.88% due 05/01/14*................  $   150,000   $    148,500
                       Wise Metals Group, LLC 10.25% due 05/15/12*.................      300,000        304,500
                                                                                                   -------------
                                                                                                     31,929,520
                                                                                                   -------------
                       MUNICIPAL BONDS -- 0.2%
                       Municipal Bonds -- 0.2%
                       Atlanta & Fulton County Georgia Recreation Authority 7.00%
                         due
                         12/01/28..................................................      500,000        542,030
                       McKeesport, Pennsylvania 7.30% due 03/01/20.................      250,000        267,295
                                                                                                   -------------
                                                                                                        809,325
                                                                                                   -------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.9%
                       Foreign Government -- 0.9%
                       United Mexican States 6.63% due 03/03/15....................    1,900,000      1,930,400
                       United Mexican States 7.50% due 04/08/33....................    1,400,000      1,397,900
                                                                                                   -------------
                                                                                                      3,328,300
                                                                                                   -------------
                       REAL ESTATE -- 1.4%
                       Real Estate Companies -- 0.6%
                       CB Richard Ellis Services, Inc. 9.75% due 05/15/10..........       98,000        107,800
                       EOP Operating LP 7.75% due 11/15/07.........................      250,000        278,124
                       EOP Operating LP 8.38% due 03/15/06.........................    1,500,000      1,620,043
                       Susa Partnership LP 8.20% due 06/01/17......................      250,000        314,450
                       Real Estate Investment Trusts -- 0.8%
                       Apache Finance Property, Ltd. 7.00% due 03/15/09............      550,000        624,061
                       Rouse Co. 5.38% due 11/26/13................................      900,000        881,554
                       Simon Property Group LP 6.35% due 08/28/12..................    1,400,000      1,488,256
                                                                                                   -------------
                                                                                                      5,314,288
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 0.3%
                       U.S. Government Agencies -- 0.3%
                       Federal National Mtg. Assoc. 6.50% due 03/01/29.............      280,430        293,193
                       Federal National Mtg. Assoc. 6.50% due 06/01/29.............      201,481        210,651
                       Federal National Mtg. Assoc. 6.50% due 08/01/29.............      435,006        455,124
                       Federal National Mtg. Assoc. 6.50% due 11/01/31.............       81,062         84,697
                       Federal National Mtg. Assoc. 6.50% due 05/01/32.............      119,802        125,177
                                                                                                   -------------
                                                                                                      1,168,842
                                                                                                   -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 3.1%
                       U.S. Treasuries -- 3.1%
                       United States Treasury Bonds 6.25% due 08/15/23.............    8,000,000      8,973,128
                       United States Treasury Notes 4.00% due 02/15/14.............    2,900,000      2,794,310
                                                                                                   -------------
                                                                                                     11,767,438
                                                                                                   -------------
                       UTILITIES -- 4.8%
                       Electric Utilities -- 3.2%
                       Alabama Power Co. 5.70% due 02/15/33........................    1,000,000        961,209
                       American Electric Power, Inc. 6.13% due 05/15/06............    3,000,000      3,150,954
                       Hydro Quebec 6.30% due 05/11/11.............................    2,700,000      2,957,434
                       Illinois Power Co. 11.50% due 12/15/10......................      550,000        654,500
                       Israel Electric Corp., Ltd. 7.75% due 03/01/09*.............      500,000        556,857
                       Israel Electric Corp., Ltd. 7.88% due 12/15/26*.............    1,250,000      1,342,195
                       Nevada Power Co. 6.50% due 04/15/12*........................       50,000         49,168
                       Nevada Power Co. 9.00% due 08/15/13.........................      425,000        473,875
                       NRG Energy, Inc. 8.00% due 12/15/13*........................      275,000        281,875
                       Pacific Gas & Electric Co. 4.20% due 03/01/11...............      600,000        575,994
                       Pacific Gas & Electric Co. 6.05% due 03/01/34...............      660,000        634,841
                       Reliant Resources, Inc. 9.25% due 07/15/10..................      175,000        186,375
                       Reliant Resources, Inc. 9.50% due 07/15/13..................      225,000        241,875

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Gas & Pipeline Utilities -- 1.4%
                       El Paso Energy Corp. 6.75% due 05/15/09.....................  $   225,000   $    207,563
                       El Paso Energy Corp. 6.95% due 12/15/07.....................      250,000        242,500
                       El Paso Energy Corp. 7.80% due 08/01/31.....................    1,025,000        832,812
                       El Paso Energy Corp. 8.05% due 10/15/30.....................      400,000        329,000
                       Pacific Energy 7.13% due 06/15/14*..........................      250,000        257,500
                       SEMCO Energy, Inc. 7.13% due 05/15/08.......................      225,000        232,313
                       Statoil 5.13% due 04/30/14*.................................    1,310,000      1,301,866
                       Tennessee Gas Pipeline Co. 7.50% due 04/01/17...............      350,000        343,875
                       Tennessee Gas Pipeline Co. 8.38% due 06/15/32...............      175,000        174,562
                       Transcontinental Gas Pipe Line Corp. 8.88% due 07/15/12.....      375,000        436,875
                       Transcontinental Gas Pipe Line Corp., Series B 7.00% due
                         08/15/11..................................................      100,000        105,750
                       Williams Cos., Inc. 7.63% due 07/15/19......................      250,000        252,500
                       Williams Cos., Inc. 7.88% due 09/01/21......................      575,000        580,750
                       Williams Cos., Inc. 8.63% due 06/01/10......................      200,000        224,500
                       Telephone -- 0.2%
                       Deutsche Telekom International Finance BV 5.25% due
                         07/22/13..................................................      900,000        891,366
                                                                                                   -------------
                                                                                                     18,480,884
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $333,102,779).....................                 342,229,864
                                                                                                   -------------
                       COMMON STOCK+ -- 0.0%                                           SHARES
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Machinery -- 0.0%
                       Simonds Industries, Inc. Class A(2).........................        1,737         43,581
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       NTL, Inc.+..................................................        1,241         64,681
                       Viatel Holding (Bermuda), Ltd.+.............................        1,590          1,463
                                                                                                   -------------
                                                                                                         66,144
                                                                                                   -------------
                       MATERIALS -- 0.0%
                       Chemicals -- 0.0%
                       General Chemical Industrial Products, Inc.(2)...............           71         13,210
                       Metals & Minerals -- 0.0%
                       Russell-Stanley Holdings, Inc.+*(2).........................        1,500              0
                                                                                                   -------------
                                                                                                         13,210
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $858,292)..........................                     122,935
                                                                                                   -------------
                       PREFERRED STOCK+ -- 1.4%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.1%
                       Retail -- 0.1%
                       General Nutrition Centers 12.00%(2)(9)......................          300        319,500
                                                                                                   -------------
                       FINANCE -- 0.9%
                       Financial Services -- 0.9%
                       Citigroup, Inc., Series F 6.37%.............................       42,000      2,186,100
                       Lehman Brothers Holdings, Inc., Series D 5.67%..............       30,000      1,395,000
                                                                                                   -------------
                                                                                                      3,581,100
                                                                                                   -------------

---------------------

                                                                                                       VALUE
                       PREFERRED STOCK (CONTINUED)                                     SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.1%
                       Broadcasting & Media -- 0.1%
                       PRIMEDIA, Inc., Series F 9.20%..............................        4,275   $    376,200
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       McLeodUSA, Inc. 2.50%.......................................        2,455          5,499
                                                                                                   -------------
                       REAL ESTATE -- 0.3%
                       Real Estate Investment Trusts -- 0.3%
                       ProLogis Trust, Series C 8.54%..............................       20,000      1,080,000
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $5,482,446).....................                   5,362,299
                                                                                                   -------------
                       WARRANTS -- 0.0%+
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 0.0%
                       Financial Services -- 0.0%
                       MDP Acquisitions, PLC Expires 10/01/13*.....................          100            500
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Business Services -- 0.0%
                       Advanstar Holdings Corp. Expires 10/15/11*(2)...............           75              1
                       Pliant Corp. Expires 06/01/10*..............................          100              1
                                                                                                   -------------
                                                                                                              2
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       XM Satellite Radio, Inc. Expires 03/15/10*..................          125          6,875
                       Leisure & Tourism -- 0.0%
                       AMF Bowling Worldwide, Inc. Expires 03/09/09(2).............          576              0
                                                                                                   -------------
                                                                                                          6,875
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       McLeodUSA, Inc. Expires 04/16/07............................        5,443            708
                                                                                                   -------------
                       MATERIALS -- 0.0%
                       Chemicals -- 0.0%
                       General Chemical Industrial Products, Inc. Series A, Expires
                         04/30/11(2)...............................................           42              0
                       General Chemical Industrial Products, Inc. Series B, Expires
                         03/31/11(2)...............................................           31              0
                       Metals & Minerals -- 0.0%
                       ACP Holding Co.*............................................       40,587         40,587
                       Republic Technologies International, LLC Expires
                         07/15/09*(2)..............................................          150              0
                                                                                                   -------------
                                                                                                         40,587
                                                                                                   -------------
                       TOTAL WARRANTS (cost $296,149)..............................                      48,672
                                                                                                   -------------
                       MEMBERSHIP INTERESTS CERTIFICATES                             CERTIFICATES
                       ------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.0%
                       Housing -- 0.0%
                       Sleepmaster, LLC(2)(8)(9)...................................          264          74,593
                                                                                                    -------------
                       TOTAL MEMBERSHIPS INTERESTS CERTIFICATES....................                       74,593
                                                                                                    -------------
                       TOTAL INVESTMENT SECURITIES (cost $339,739,666).............                  347,838,363
                                                                                                    -------------

                                                           ---------------------

                                                                                      PRINCIPAL         VALUE
                       SHORT-TERM SECURITIES -- 7.9%                                    AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 7.9%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.75%
                         due 08/02/04 (cost $30,363,000)...........................  $30,363,000    $ 30,363,000
                                                                                                    -------------

                       TOTAL INVESTMENTS --
                         (cost $370,102,666)@                           98.5%                     378,201,363
                       Other assets less liabilities --                  1.5                        5,567,420
                                                                       ------                    -------------
                       NET ASSETS --                                   100.0%                    $383,768,783
                                                                       ======                    =============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of these securities was $57,516,244 representing 14.99% of net assets.
               @  See Note 3 for cost of investments on a tax basis.
              (1) Bond in default.
              (2) Fair valued security; see Note 2.
              (3) PIK ("Payment-in-Kind") bond. Payments made with additional securities in lieu of cash.
              (4) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
              (5) Variable rate security -- the rate reflected is as of July 31,
                  2004; maturity date reflects next reset date.
              (6) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of July 31, 2004.
              (7) Company has filed Chapter 11 bankruptcy.
              (8) Illiquid security
              (9) To the extent permitted by the Statement of Additional
                  Information, the Corporate Bond Portfolio may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2004, the Corporate Bond Portfolio held the following restricted securities:

                            -----------------------------------------------------------------------------------------------------
                                                             ACQUISITION     SHARES/      ACQUISITION                     % OF
                                         NAME                   DATE       CERTIFICATES      COST       MARKET VALUE   NET ASSETS
                            -----------------------------------------------------------------------------------------------------
                            General Nutrition Centers
                              12.00%
                              Preferred Stock..............  12/18/2003        300         $301,800       $319,500       0.08%
                            Sleepmaster, LLC Membership
                              Certificates.................  02/25/2003        264                0       $ 74,593        0.0%
                                                                                                          --------       -----
                                                                                                          $394,093       0.08%
                                                                                                          ========       =====

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL BOND PORTFOLIO
    Goldman Sachs Asset Management International
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Foreign Government...........................  58.5%
    U.S. Government Treasuries...................  13.3%
    Banks........................................   8.3%
    Financial Services...........................   4.9%
    Euro Time Deposit............................   3.9%
    Telecommunications...........................   2.4%
    Food, Beverage & Tobacco.....................   2.4%
    U.S. Government Agencies.....................   1.1%
    Multi-Industry...............................   0.9%
    Broadcasting & Media.........................   0.8%
    Insurance....................................   0.7%
    Energy Sources...............................   0.6%
    Real Estate Companies........................   0.4%
    Leisure & Tourism............................   0.3%
                                                   -----
                                                   98.5%
                                                   =====

COUNTRY ALLOCATION*
United States...................................   26.5%
Japan...........................................   19.6%
France..........................................   11.6%
United Kingdom..................................    9.9%
Germany.........................................    9.1%
Italy...........................................    7.5%
Netherlands.....................................    3.0%
Belgium.........................................    2.8%
Spain...........................................    2.6%
Canada..........................................    1.8%
Korea...........................................    0.8%
Sweden..........................................    0.8%
Denmark.........................................    0.7%
Luxembourg......................................    0.7%
Norway..........................................    0.5%
Mexico..........................................    0.4%
Australia.......................................    0.2%
                                                  ------
                                                   98.5%
                                                  ======
CREDIT QUALITY*+#
Government -- Agency............................    1.1%
Government -- Treasury..........................   13.3%
AAA.............................................   31.5%
AA..............................................   34.1%
A...............................................    6.3%
BBB.............................................   10.5%
Not Rated@......................................    3.2%
                                                  ------
                                                  100.0%
                                                  ======

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source Standard and Poors.
# Calculated as a percentage of total debt issues, including short term securities.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL BOND PORTFOLIO
    Goldman Sachs Asset Management International
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN       VALUE
                       BONDS & NOTES -- 94.3%                                             LOCAL CURRENCY)     (NOTE 2)
                       --------------------------------------------------------------------------------------------------
                       AUSTRALIA -- 0.2%
                       Government of Australia 6.50% due 05/15/13(4)...............              400,000    $    292,723
                                                                                                            -------------
                       BELGIUM -- 2.8%
                       Kingdom of Belgium 3.75% due 03/28/09(4)....................  EUR       1,700,000       2,065,995
                       Kingdom of Belgium 4.75% due 09/28/05(4)....................  EUR         700,000         864,306
                       Kingdom of Belgium 5.50% due 03/28/28(4)....................  EUR         600,000         787,760
                                                                                                            -------------
                                                                                                               3,718,061
                                                                                                            -------------
                       CANADA -- 1.8%
                       Bombardier, Inc. 6.30% due 05/01/14*
                         (Industrial & Commercial)(4)..............................  USD         100,000          86,316
                       Government of Canada 5.25% due 06/01/13.....................              600,000         467,228
                       Government of Canada 5.75% due 06/01/29(4)..................            1,000,000         800,895
                       Government of Canada 6.00% due 06/01/08(4)..................            1,300,000       1,048,859
                                                                                                            -------------
                                                                                                               2,403,298
                                                                                                            -------------
                       DENMARK -- 0.7%
                       Kingdom of Denmark 6.00% due 11/15/11(4)....................            5,000,000         903,841
                                                                                                            -------------
                       FRANCE -- 11.6%
                       France Telecom SA 7.00% due 12/23/09 (Information
                         Technology)(4)............................................  EUR         130,000         176,963
                       France Telecom SA 8.13% due 01/28/33 (Information
                         Technology)(4)............................................  EUR         170,000         262,142
                       Government of France 5.50% due 10/25/07(4)..................  EUR       4,950,000       6,384,408
                       Government of France 5.50% due 04/25/10(4)..................  EUR       1,000,000       1,312,925
                       Government of France 5.50% due 04/25/29.....................  EUR         300,000         396,304
                       Government of France 6.50% due 10/25/06(4)..................  EUR       2,100,000       2,726,820
                       Government of France 8.50% due 04/25/23(4)..................  EUR         400,000         709,959
                       Natexis Banques Populaires 7.00% due 11/14/05 (Finance).....  USD         800,000         839,132
                       Republic of France 5.00% due 04/25/12(4)....................  EUR       1,650,000       2,115,015
                       Veolia Environnement 6.13% due 11/25/33 (Utilities)(4)......  EUR         220,000         273,140
                                                                                                            -------------
                                                                                                              15,196,808
                                                                                                            -------------
                       GERMANY -- 9.1%
                       Federal Republic of Germany 3.50% due 10/10/08..............  EUR       1,500,000       1,814,787
                       Federal Republic of Germany 4.50% due 01/04/13(4)...........  EUR       7,000,000       8,655,094
                       Federal Republic of Germany 6.00% due 01/04/07(4)...........  EUR         200,000         258,143
                       Federal Republic of Germany 6.25% due 01/04/24(4)...........  EUR         600,000         863,444
                       Gerling-Konzern Allgemeine Versicherungs AG 7.00% due
                         08/12/14 (Finance)(1).....................................  EUR         300,000         358,432
                                                                                                            -------------
                                                                                                              11,949,900
                                                                                                            -------------
                       ITALY -- 7.5%
                       Banca Popolare di Bergamo Capital Trust 8.36% due 02/15/11
                         (Finance)(1)(4)...........................................  EUR         230,000         325,488
                       Republic of Italy 4.38% due 10/25/06(4).....................  USD         600,000         616,424
                       Republic of Italy 4.75% due 02/01/13(4).....................  EUR         650,000         811,898
                       Republic of Italy 5.25% due 08/01/17(4).....................  EUR         750,000         962,232
                       Republic of Italy 5.25% due 11/01/29(4).....................  EUR       1,400,000       1,754,205
                       Republic of Italy 6.00% due 05/01/31(4).....................  EUR         800,000       1,109,850

---------------------

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN       VALUE
                       BONDS & NOTES (CONTINUED)                                          LOCAL CURRENCY)     (NOTE 2)
                       --------------------------------------------------------------------------------------------------
                       ITALY (continued)
                       Republic of Italy 6.50% due 11/01/27(4).....................  EUR       1,100,000    $  1,615,159
                       Republic of Italy 6.75% due 07/01/07(4).....................  EUR       2,000,000       2,653,155
                                                                                                            -------------
                                                                                                               9,848,411
                                                                                                            -------------
                       JAPAN -- 19.6%
                       Government of Japan 0.80% due 06/20/09(4)...................        1,100,000,000       9,859,747
                       Government of Japan 0.90% due 12/22/08(4)...................          525,000,000       4,755,052
                       Government of Japan 0.90% due 06/20/13(4)...................           40,000,000         335,706
                       Government of Japan 1.30% due 06/20/11(4)...................          230,000,000       2,063,681
                       Government of Japan 1.30% due 06/20/12(4)...................           20,000,000         176,311
                       Government of Japan 1.80% due 06/20/14(4)...................           70,000,000         626,950
                       Government of Japan 1.90% due 12/20/10(4)...................          140,000,000       1,311,762
                       Government of Japan 1.90% due 03/20/24(4)...................          280,000,000       2,312,121
                       Japan Development Bank 1.40% due 06/20/12 (Finance)(4)......          455,000,000       4,028,310
                       Japan Development Bank 1.60% due 06/20/14 (Finance)(4)......           30,000,000         261,262
                                                                                                            -------------
                                                                                                              25,730,902
                                                                                                            -------------
                       KOREA -- 0.8%
                       Korea Development Bank 4.38% due 09/11/08 (Finance)(4)......  EUR         860,000       1,047,980
                                                                                                            -------------
                       LUXEMBOURG -- 0.7%
                       Tyco International Group SA 5.50% due 11/19/08
                         (Industrial & Commercial)(4)..............................  EUR         370,000         467,558
                       Tyco International Group SA 6.13% due 04/04/07
                         (Industrial & Commercial)(4)..............................  EUR         350,000         446,913
                                                                                                            -------------
                                                                                                                 914,471
                                                                                                            -------------
                       MEXICO -- 0.4%
                       Telefonos De Mexico SA 4.50% due 11/19/08
                         (Information Technology)(4)...............................  USD         300,000         294,080
                       United Mexican States 7.50% due 04/08/33(4).................  USD         270,000         269,595
                                                                                                            -------------
                                                                                                                 563,675
                                                                                                            -------------
                       NETHERLANDS -- 3.0%
                       BAT Holdings BV 3.02% due 07/21/05 (Finance)(2)(4)..........  EUR         360,000         434,687
                       Deutsche Telekom International Finance BV 5.75% due 02/12/08
                         (Information Technology)(4)...............................  EUR         260,000         333,654
                       Deutsche Telekom International Finance BV 9.25% due 06/01/32
                         (Information Technology)(4)...............................  USD         150,000         201,155
                       Imperial Tobacco Overseas BV 7.13% due 04/01/09
                         (Consumer Staples)........................................  USD         520,000         567,848
                       Kingdom of Netherlands 3.75% due 07/15/14(4)................  EUR       1,000,000       1,152,366
                       Munich Re Finance BV 6.75% due 06/21/13 (Finance)(1)(4).....  EUR         190,000         253,073
                       Telecom Italia SpA 6.58% due 07/30/09
                         (Information Technology)(4)...............................  EUR         810,000       1,061,490
                                                                                                            -------------
                                                                                                               4,004,273
                                                                                                            -------------
                       NORWAY -- 0.5%
                       Sparebanken Rogaland 9.20% due 08/18/04* (Finance)(1)(4)....  USD         700,000         701,428
                                                                                                            -------------
                       SPAIN -- 2.6%
                       Kingdom of Spain 4.00% due 01/31/10(4)......................  EUR       2,000,000       2,442,356
                       Kingdom of Spain 4.20% due 07/30/13(4)......................  EUR         800,000         963,292
                                                                                                            -------------
                                                                                                               3,405,648
                                                                                                            -------------
                       SWEDEN -- 0.8%
                       Kingdom of Sweden 5.00% due 01/28/09(4).....................            4,700,000         640,575
                       Kingdom of Sweden 6.75% due 05/05/14(4).....................            2,300,000         350,631
                                                                                                            -------------
                                                                                                                 991,206
                                                                                                            -------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN       VALUE
                       BONDS & NOTES (CONTINUED)                                          LOCAL CURRENCY)     (NOTE 2)
                       --------------------------------------------------------------------------------------------------
                       UNITED KINGDOM -- 9.9%
                       British Telecommunications, PLC 7.13% due 02/15/11
                         (Information Technology)(4)...............................  EUR         270,000    $    372,007
                       Gallaher Group 4.88% due 01/28/05 (Consumer Staples)(4).....  EUR       1,400,000       1,701,391
                       Imperial Tobacco Finance, PLC 6.25% due 06/06/07 (Consumer
                         Staples)(4)...............................................  EUR         110,000         141,651
                       Midland Bank, PLC 8.63% due 12/15/04 (Finance)(4)...........  USD       1,300,000       1,330,529
                       National Westminster Bank, PLC 7.75% due 10/16/07
                         (Finance)(1)(4)...........................................  USD         330,000         365,892
                       NGG Finance, PLC 5.25% due 08/23/06 (Finance)...............  EUR         620,000         776,929
                       Royal Bank of Scotland Group, PLC 5.25% due 07/22/08
                         (Finance)(4)..............................................              900,000         582,221
                       SL Finance, PLC 6.38% due 07/12/12 (Finance)(1)(4)..........  EUR         120,000         155,926
                       United Kingdom Treasury 5.00% due 09/07/14..................            2,550,000       4,611,169
                       United Kingdom Treasury 5.75% due 12/07/09(4)...............              500,000         936,930
                       United Kingdom Treasury 7.25% due 12/07/07(4)...............              570,000       1,106,091
                       United Kingdom Treasury 8.75% due 08/25/17(4)...............              400,000         982,635
                                                                                                            -------------
                                                                                                              13,063,371
                                                                                                            -------------
                       UNITED STATES -- 22.3%
                       Alabama Power Co. 4.88% due 09/01/04 (Utilities)(4).........              800,000         801,812
                       Altria Group, Inc. 5.63% due 11/04/08 (Consumer
                         Staples)(4)...............................................              200,000         202,373
                       Altria Group, Inc. 7.00% due 11/04/13 (Consumer Staples)....              310,000         319,999
                       Altria Group, Inc. 7.65% due 07/01/08 (Consumer Staples)....              200,000         216,555
                       Arch Capital Group, Ltd. 7.35% due 05/01/34 (Finance).......              190,000         192,624
                       BCP Finance Co. 5.54% due 06/09/14 (Finance)(1)(4)..........  EUR         250,000         306,813
                       Citicorp 5.50% due 06/30/10 (Finance).......................  DEM         570,000         370,398
                       Citigroup, Inc. 6.75% due 12/01/05 (Finance)(4).............              400,000         421,086
                       CNA Financial Corp. 6.60% due 12/15/08 (Finance)(4).........              330,000         350,189
                       Comcast Cable Communications, Inc. 8.38% due 05/01/07
                         (Information & Entertainment)(4)..........................              500,000         559,035
                       Continental Cablevision, Inc. 8.88% due 09/15/05
                         (Information & Entertainment)(4)..........................              100,000         106,541
                       Countrywide Home Loans, Inc. 5.25% due 12/15/05
                         (Finance)(4)..............................................  DEM         650,000         412,336
                       EOP Operating LP 8.38% due 03/15/06 (Real Estate)(4)........              170,000         183,605
                       Federal Home Loan Mtg. Corp. 5.13% due 08/20/12(4)..........            1,400,000       1,401,647
                       Ford Motor Credit Co. 5.75% due 01/12/09 (Finance)(4).......  EUR         240,000         299,306
                       Ford Motor Credit Co. 7.00% due 10/01/13 (Finance)(4).......              570,000         580,178
                       Ford Motor Credit Co. 7.25% due 10/25/11 (Finance)(4).......  EUR         120,000         126,202
                       General Motors Acceptance Corp. 7.00% due 11/15/05
                         (Finance)(4)..............................................  EUR         280,000         353,024
                       Harrah's Operating Co., Inc. 5.50% due 07/01/10*
                         (Information & Entertainment)(4)..........................              450,000         450,238
                       Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*
                         (Finance)(4)..............................................              470,000         468,888
                       Santander Financial Issuances, Ltd. 7.88% due 04/15/05
                         (Finance)(4)..............................................              600,000         623,526
                       Simon Property Group, Inc. 7.13% due 06/24/05 (Real
                         Estate)...................................................              300,000         310,351
                       Sprint Capital Corp. 4.78% due 08/17/06
                         (Finance)(3)(4)...........................................              530,000         542,327
                       Tele-Communications, Inc. 7.25% due 08/01/05
                         (Information Technology)(4)...............................              180,000         187,582
                       United States Treasury Bonds 6.25% due 05/15/30(4)..........              350,000         397,277
                       United States Treasury Bonds 7.50% due 11/15/24(4)..........            1,500,000       1,923,046
                       United States Treasury Bonds 8.00% due 11/15/21(4)..........            1,100,000       1,458,575
                       United States Treasury Bonds 8.13% due 08/15/19(4)..........            1,650,000       2,185,864
                       United States Treasury Bonds 8.88% due 08/15/17(4)..........            2,050,000       2,839,570
                       United States Treasury Notes 3.13% due 10/15/08(4)..........            3,150,000       3,104,104
                       United States Treasury Notes 3.25% due 08/15/07(4)..........              250,000         251,026

---------------------

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN       VALUE
                       BONDS & NOTES (CONTINUED)                                          LOCAL CURRENCY)     (NOTE 2)
                       --------------------------------------------------------------------------------------------------
                       UNITED STATES (continued)
                       United States Treasury Notes 3.50% due 11/15/06(4)..........            1,700,000    $  1,724,970
                       United States Treasury Notes 4.25% due 08/15/13(4)..........            1,700,000       1,677,290
                       United States Treasury Notes 4.25% due 11/15/13(4)..........              800,000         787,531
                       United States Treasury Notes 5.63% due 05/15/08(4)..........              270,000         291,452
                       United States Treasury Notes 6.50% due 02/15/10(4)..........              750,000         848,935
                       Verizon Global Funding Corp. 6.13% due 06/15/07
                         (Finance)(4)..............................................              520,000         555,751
                       Vodafone Airtouch, PLC 7.63% due 02/15/05
                         (Information Technology)(4)...............................              650,000         668,972
                       Washington Mutual, Inc. 8.25% due 06/15/05 (Finance)(4).....              630,000         660,341
                                                                                                            -------------
                                                                                                              29,161,339
                                                                                                            -------------
                       TOTAL BONDS & NOTES (cost $119,216,790).....................                          123,897,335
                                                                                                            -------------

                       PREFERRED STOCK -- 0.3%                                                SHARES
                       --------------------------------------------------------------------------------------------------
                       BCI US Funding Trust II 3.69% (Finance) (cost
                         $447,484)(2)(4)...........................................              340,000         416,975
                                                                                                            -------------
                       TOTAL INVESTMENT SECURITIES (cost $119,664,274).............                          124,314,310
                                                                                                            -------------

                                                                                             PRINCIPAL
                       SHORT-TERM SECURITIES -- 3.9%                                          AMOUNT
                       --------------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 3.9%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.75% due
                         08/02/04 (cost $5,157,000)(4)..................................   $   5,157,000       5,157,000
                                                                                                            -------------

                       TOTAL INVESTMENTS --
                         (cost $124,821,274)@                        98.5%                                           129,471,310
                       Other assets less liabilities --               1.5                                              2,001,507
                                                                    ------                                          -------------
                       NET ASSETS --                                100.0%                                          $131,472,817
                                                                    ======                                          =============

              -----------------------------
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of these securities was $1,706,870 representing 1.30% of net assets.
               @  See Note 3 for cost of investments on a tax basis.
              (1) Variable rate security -- the rate reflected is as of July 31,
                  2004; maturity date reflects next reset date.
              (2) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of July 31, 2004.
              (3) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
              (4) The security or a portion thereof represents collateral for open futures contracts.

                                                           ---------------------

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                     UNREALIZED
                        NUMBER OF                                     EXPIRATION      VALUE AT      VALUE AS OF    APPRECIATION/
                        CONTRACTS            DESCRIPTION                 DATE        TRADE DATE    JULY 31, 2004   (DEPRECIATION)
                       ----------------------------------------------------------------------------------------------------------
                        89   Long   Euro 3 Month Euribor.........   September 2004    26,211,444     26,211,848      $    404
                        89   Short  Euro 3 Month Euribor.........   September 2005    25,974,782     25,994,966       (20,184)
                         8   Short  Euro Bobl 5 Year Future......   September 2004     1,059,148      1,068,915        (9,767)
                        39   Short  Euro Bund 10 Year Future.....   September 2004     5,290,920      5,364,500       (73,580)
                        83   Long   Euro 90 Day Future...........   March 2005        20,166,615     20,177,300        10,685
                        83   Short  Euro 90 Day Future...........   March 2006        19,908,110     19,920,000       (11,890)
                         4   Long   Japan 10 Year Bond...........   September 2004     4,819,691      4,839,621        19,930
                         6   Long   U.S. Treasury 2 Year Note....   September 2004     1,264,525      1,266,750         2,225
                         6   Long   U.S. Treasury Long Bond......   September 2004       631,995        649,313        17,318
                         7   Long   U.S. Treasury 5 Year Note....   September 2004       758,436        766,500         8,064
                        22   Long   U.S. Treasury 10 Year Note...   September 2004     2,392,888      2,435,809        42,921
                                                                                                                     ---------
                                                                                                                     $(13,874)
                                                                                                                     =========

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                              CONTRACT                    IN            DELIVERY    GROSS UNREALIZED
                             TO DELIVER              EXCHANGE FOR         DATE        APPRECIATION
                       -----------------------------------------------------------------------------
                        AUD            517,508   USD          365,878   09/30/04     $      4,991
                       *AUD          3,543,117   USD        2,486,559   08/06/04            1,392
                       *CHF          4,923,481   USD        3,918,636   09/15/04           69,106
                        DKK          5,553,000   USD          897,730   08/25/04              205
                        EUR         45,165,680   USD       54,377,220   08/25/04           94,404
                       *EUR          5,093,528   USD        6,212,862   09/15/04           92,907
                       *GBP          5,413,718   USD        9,884,745   09/24/03           74,730
                       *GBP          1,352,564   USD        2,477,000   09/15/04           24,060
                       *JPY      2,938,305,172   USD       26,692,102   08/27/04          237,572
                       *JPY        549,405,267   USD        4,975,000   09/15/04           24,112
                       *JPY        417,080,999   USD        3,765,991   08/06/04           14,156
                       *NOK         34,201,638   USD        4,965,292   09/15/04           91,788
                       *NOK         26,354,705   USD        3,794,000   08/06/04           37,041
                       *SEK         38,712,853   USD        5,077,187   08/06/04           33,920
                       *SEK         46,873,796   USD        6,222,000   09/15/04          119,257
                        SEK          6,711,148   USD          882,770   09/17/04            9,034
                       *USD          5,099,866   EUR        4,289,325   08/06/04           56,897
                       *USD          4,993,000   CAD        6,672,698   09/15/04           22,567
                       *USD            624,464   JPY       69,856,020   08/27/04            4,472
                                                                                     -------------
                                                                                        1,012,611
                                                                                     -------------
                              CONTRACT                    IN            DELIVERY    GROSS UNREALIZED
                             TO DELIVER              EXCHANGE FOR         DATE        DEPRECIATION
                       -----------------------------------------------------------------------------
                       *AUD          5,438,072   USD        3,732,000   09/15/04          (65,712)
                        CAD          3,153,441   USD        2,313,418   09/17/04          (56,820)
                       *CAD          5,215,368   USD        3,823,752   08/06/04          (98,689)
                       *CAD         11,996,553   USD        8,909,329   09/15/04         (107,940)
                       *CHF          4,973,149   USD        3,845,441   08/06/04          (38,100)
                       *EUR          4,289,325   USD        5,107,138   08/06/04          (49,625)
                       *USD          3,923,719   CAD        5,215,368   08/06/04           (1,278)
                       *USD          2,476,072   AUD        3,543,117   09/15/04           (1,714)
                       *USD          4,981,000   GBP        2,744,702   09/15/04           (3,349)
                       *USD          1,825,760   GBP          997,805   09/24/04          (17,671)
                       *USD          2,493,000   NOK       17,193,324   09/15/04          (43,067)
                       *USD          3,927,306   CHF        4,973,149   08/06/04          (43,765)
                       *USD          2,530,583   AUD        3,543,117   08/06/04          (45,416)
                       *USD          3,805,605   NOK       26,354,705   08/06/04          (48,646)
                       *USD          6,213,000   EUR        5,122,134   09/15/04          (58,674)
                       *USD          5,076,000   SEK       38,712,853   08/06/04          (32,733)
                       *USD          5,050,884   SEK       38,389,383   09/15/04          (52,771)
                       *USD          3,857,290   JPY      417,081,000   08/06/04         (105,455)

---------------------

              ------------------------------------------------------------------

                              CONTRACT                    IN            DELIVERY    GROSS UNREALIZED
                             TO DELIVER              EXCHANGE FOR         DATE        DEPRECIATION
                       -----------------------------------------------------------------------------
                       *USD          7,469,292   JPY      814,040,313   09/15/04     $   (133,682)
                       *USD          6,225,000   CHF        7,691,984   09/15/04         (210,857)
                                                                                     -------------
                                                                                       (1,215,964)
                                                                                     -------------
                       Net Unrealized Appreciation (Depreciation)................    $   (203,353)
                                                                                     =============

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
DKK -- Danish Krone
EUR -- Euro
GBP -- Pound Sterling
JPY -- Japanese Yen
NOK -- Norwegian Krone
SEK -- Swedish Krona
USD -- United States Dollar

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Telecommunications...........................  17.5%
    Broadcasting & Media.........................  11.5%
    Leisure & Tourism............................   8.5%
    Financial Services...........................   7.0%
    Electric Utilities...........................   6.7%
    Gas & Pipeline Utilities.....................   5.2%
    Energy Sources...............................   5.1%
    Energy Services..............................   4.9%
    Retail.......................................   3.7%
    Repurchase Agreements........................   3.7%
    Health Services..............................   3.2%
    Forest Products..............................   3.1%
    Chemicals....................................   2.7%
    Insurance....................................   2.5%
    Business Services............................   2.4%
    Metals & Minerals............................   2.3%
    Real Estate Investment Trusts................   1.4%
    Medical Products.............................   1.1%
    Multi-Industry...............................   1.1%
    Automotive...................................   1.0%
    Household Products...........................   0.8%
    Computers & Business Equipment...............   0.6%
    Food, Beverage & Tobacco.....................   0.6%
    Machinery....................................   0.4%
    Aerospace & Military Technology..............   0.3%
    Electronics..................................   0.3%
    Entertainment Products.......................   0.3%
    Real Estate Companies........................   0.2%
    Transportation...............................   0.2%
    Water Utilities..............................   0.2%
    Housing......................................   0.2%
    Apparel & Textiles...........................   0.1%
    Education....................................   0.1%
                                                   -----
                                                   98.9%
                                                   =====

CREDIT QUALITY*+#
BBB.............................................    1.2%
BB..............................................   13.0%
B...............................................   44.4%
CCC.............................................   25.8%
CC..............................................    0.4%
D...............................................    4.4%
Not Rated@......................................   10.8%
                                                  ------
                                                  100.0%
                                                  ======

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source Standard and Poors.
# Calculated as a percentage of total debt issues, including short-term securities.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES -- 88.6%                                          AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.1%
                       Apparel & Textiles -- 0.1%
                       Warnaco, Inc. 8.88% due 06/15/13............................  $   450,000   $    489,375
                       Automotive -- 0.6%
                       Dana Corp. 9.00% due 08/15/11...............................      525,000        619,500
                       Diamond Triumph Autoglass 9.25% due 04/01/08................      875,000        824,687
                       Navistar International Corp. 7.50% due 06/15/11.............      425,000        438,813
                       Housing -- 0.1%
                       International Utility Structures, Inc. 10.75% due
                         02/01/08+(1)(3)...........................................    3,329,000        432,770
                       Retail -- 3.3%
                       Collins & Aikman Floorcovering, Series B 9.75% due
                         02/15/10..................................................      600,000        621,000
                       Dillard's, Inc. 6.63% due 01/15/18..........................      825,000        742,500
                       Doane Pet Care Co. 9.75% due 05/15/07.......................      333,000        313,020
                       Doane Pet Care Co. 10.75% due 03/01/10......................      575,000        621,000
                       Ferrellgas Escrow, LLC 6.75% due 05/01/14*..................    1,850,000      1,789,875
                       Finlay Fine Jewelry Corp. 8.38% due 06/01/12*...............      325,000        341,250
                       J.C. Penney Co., Inc. 6.88% due 10/15/15....................    2,000,000      2,080,000
                       J.C. Penney Co., Inc. 7.13% due 11/15/23....................      650,000        676,000
                       Jean Coutu Group, Inc. 8.50% due 08/01/14*..................    1,500,000      1,486,875
                       Rental Way, Inc. 11.88% due 06/15/10........................    1,400,000      1,540,000
                       Rite Aid Corp. 6.88% due 08/15/13...........................      475,000        434,625
                       Saks, Inc. 9.88% due 10/01/11...............................      725,000        837,375
                                                                                                   -------------
                                                                                                     14,288,665
                                                                                                   -------------
                       CONSUMER STAPLES -- 1.4%
                       Food, Beverage & Tobacco -- 0.6%
                       Stater Brothers Holdings 8.13% due 06/15/12*................    1,075,000      1,099,188
                       Wornick Co. 10.88% due 07/15/11*............................      925,000        962,000
                       Household Products -- 0.8%
                       Jostens Holding Corp. 10.25% due 12/01/13(2)................    1,375,000        921,250
                       Vitro Envases Norteamerica 10.75% due 07/23/11*.............    1,150,000      1,091,534
                       Vitro SA de CV 11.75% due 11/01/13*.........................      700,000        645,750
                                                                                                   -------------
                                                                                                      4,719,722
                                                                                                   -------------
                       EDUCATION -- 0.1%
                       Education -- 0.1%
                       Kinder Care Learning Centers, Inc. 9.50% due 02/15/09.......      345,000        351,038
                                                                                                   -------------
                       ENERGY -- 10.0%
                       Energy Services -- 4.9%
                       Belden Blake Corp. 8.75% due 07/15/12*......................      250,000        254,687
                       Bluewater Finance, Ltd. 10.25% due 02/15/12.................    1,350,000      1,417,500
                       El Paso Production Holding Co. 7.75% due 06/01/13...........    3,750,000      3,571,875
                       Encore Acquisition Co. 8.38% due 06/15/12...................      625,000        678,125
                       Exco Resources, Inc. 7.25% due 01/15/11.....................      675,000        698,625
                       Hanover Compressor Co. zero coupon due 03/31/07.............    3,200,000      2,608,000
                       Hilcorp Energy LP 10.50% due 09/01/10*......................    1,875,000      2,062,500

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       KCS Energy, Inc. 7.13% due 04/01/12*........................  $   900,000   $    900,000
                       Oslo Seismic Services, Inc. 8.28% due 06/01/11..............    1,335,916      1,242,402
                       Pride International, Inc. 7.38% due 07/15/14*...............      425,000        438,281
                       Seitel, Inc. 11.75% due 07/15/11*...........................      875,000        883,750
                       Trico Marine Services, Inc. 8.88% due 05/15/12+(1)..........    4,125,000      2,165,625
                       Energy Sources -- 5.1%
                       AES Drax Energy, Ltd., Series B 11.50% due 08/30/10+(1).....    4,590,000         22,950
                       Calpine Canada Energy Finance 8.50% due 05/01/08............   23,175,000     14,426,437
                       Chesapeake Energy Corp. 6.88% due 01/15/16..................      350,000        344,750
                       Chesapeake Energy Corp. 7.50% due 09/15/13..................      325,000        345,313
                       Chesapeake Energy Corp. 7.75% due 01/15/15..................      250,000        264,375
                       Chesapeake Energy Corp. 9.00% due 08/15/12..................      225,000        255,656
                       Citgo Petroleum Corp. 11.38% due 02/01/11...................      950,000      1,102,000
                       Tiverton/Rumford Power Assoc., Ltd. Pass Through 9.00% due
                         07/15/18*.................................................    1,316,221        980,585
                                                                                                   -------------
                                                                                                     34,663,436
                                                                                                   -------------
                       FINANCE -- 9.3%
                       Financial Services -- 6.8%
                       Alamosa Delaware, Inc. 12.00% due 07/31/09(2)...............      696,000        680,340
                       Athena Neurosciences Finance, LLC 7.25% due 02/21/08........    2,575,000      2,542,812
                       Bear Island Paper Co., LLC, Series B 10.00% due 12/01/07....    2,300,000      2,208,000
                       Caithness Coso Funding Corp., Series B 9.05% due 12/15/09...       19,891         21,880
                       Consolidated Communications Holdings 9.75% due 04/01/12*....    1,625,000      1,625,000
                       Encore Acquisition Co. 6.25% due 04/15/14*..................      375,000        360,938
                       ESI Tractebel Acquisition Corp., Series B 7.99% due
                         12/30/11..................................................    1,099,000      1,137,465
                       Huntsman Advanced Materials, LLC 11.00% due 07/15/10*.......    1,475,000      1,674,125
                       Labranche & Co., Inc. 11.00% due 05/15/12*..................      700,000        707,000
                       Madison River Capital, LLC 13.25% due 03/01/10..............    3,725,000      3,957,812
                       MedCath Holdings Corp. 9.88% due 07/15/12*..................      575,000        585,063
                       PCA, LLC/PCA Finance Corp. 11.88% due 08/01/09..............    1,400,000      1,477,000
                       PDVSA Finance, Ltd. 7.40% due 08/15/16......................    2,000,000      1,875,000
                       PDVSA Finance, Ltd. 8.50% due 11/16/12......................    1,000,000      1,015,000
                       PX Escrow Corp. 9.63% due 02/01/06(2).......................      980,000        834,225
                       Terra Capital, Inc. 11.50% due 06/01/10.....................    1,900,000      2,080,500
                       Terra Capital, Inc. 12.88% due 10/15/08.....................      675,000        806,625
                       Insurance -- 2.5%
                       Chukchansi Economic Development Authority 14.50% due
                         06/15/09*.................................................    3,925,000      4,896,437
                       Crum & Forster Holdings Corp. 10.38% due 06/15/13...........      950,000      1,030,750
                       Fairfax Financial Holdings, Ltd. 7.38% due 04/15/18.........      275,000        244,063
                       Fairfax Financial Holdings, Ltd. 7.75% due 07/15/37.........      450,000        380,250
                       Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15.........    2,375,000      2,291,875
                                                                                                   -------------
                                                                                                     32,432,160
                                                                                                   -------------
                       HEALTHCARE -- 4.3%
                       Health Services -- 3.2%
                       Concentra Operating Corp. 9.13% due 06/01/12*...............      450,000        481,500
                       Curative Health Services, Inc. 10.75% due 05/01/11*.........    1,175,000      1,063,375
                       Genesis Healthcare Corp. 8.00% due 10/15/13.................      425,000        446,250
                       HCA, Inc. 6.95% due 05/01/12................................      650,000        684,770
                       IASIS Healthcare Corp. 8.75% due 06/15/14*..................    1,475,000      1,526,625
                       National Nephrology Associates, Inc. 9.00% due 11/01/11*....      325,000        374,969
                       Omega Healthcare Investors, Inc. 7.00% due 04/01/14*........      725,000        690,563
                       Pediatric Services of America, Inc. 10.00% due
                         04/15/08(3)...............................................      250,000        242,500
                       Psychiatric Solutions, Inc. 10.63% due 06/15/13.............      775,000        868,000
                       Team Health, Inc. 9.00% due 04/01/12*.......................      850,000        824,500
                       Tenet Healthcare Corp. 5.00% due 07/01/07...................      750,000        753,750
                       Tenet Healthcare Corp. 6.50% due 06/01/12...................    2,125,000      1,880,625

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services (continued)
                       Triad Hospitals, Inc. 7.00% due 05/15/12....................  $   650,000   $    664,625
                       Triad Hospitals, Inc. 7.00% due 11/15/13....................      675,000        664,875
                       Medical Products -- 1.1%
                       Inverness Medical Innovations, Inc. 8.75% due 02/15/12*.....      800,000        776,000
                       NeighborCare, Inc. 6.88% due 11/15/13.......................    1,915,000      1,982,025
                       Universal Hospital Services, Inc. 10.13% due 11/01/11.......    1,175,000      1,183,812
                                                                                                   -------------
                                                                                                     15,108,764
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 3.9%
                       Aerospace & Military Technology -- 0.3%
                       Decrane Aircraft Holdings, Inc. 12.00% due 09/30/08.........    1,550,000      1,007,500
                       Business Services -- 2.4%
                       Affinity Group, Inc. 9.00% due 02/15/12*....................    1,175,000      1,217,594
                       Allied Waste North America, Inc. 7.38% due 04/15/14.........      925,000        885,688
                       H&E Equipment Services, LLC 11.13% due 06/15/12.............    1,575,000      1,594,687
                       Hydrochem Industrial Services 10.38% due 08/01/07...........    1,150,000      1,158,625
                       Mobile Mini, Inc. 9.50% due 07/01/13........................      750,000        821,250
                       Monitronics International, Inc. 11.75% due 09/01/10*........    1,900,000      2,049,625
                       Pliant Corp. 11.13% due 09/01/09............................      325,000        351,000
                       Pliant Corp. 11.13% due 06/15/09(2).........................      475,000        420,375
                       Machinery -- 0.4%
                       Briggs & Stratton Corp. 8.88% due 03/15/11..................      575,000        674,188
                       Dresser, Inc. 9.38% due 04/15/11............................      700,000        757,750
                       Venture Holdings Trust 11.00% due 06/01/07+(1)(5)...........      750,000         35,625
                       Multi-Industry -- 0.6%
                       Eaglepicher, Inc. 9.75% due 09/01/13........................    1,400,000      1,484,000
                       Exide Corp. 10.00% due 04/15/05+(1)(3)......................    1,975,000              0
                       North American Energy Partners, Inc. 8.75% due 12/01/11*....      675,000        669,937
                       Transportation -- 0.2%
                       Horizon Lines, LLC 9.00% due 11/01/12*......................      350,000        363,125
                       Petroleum Helicopters, Inc. 9.38% due 05/01/09..............      350,000        371,000
                                                                                                   -------------
                                                                                                     13,861,969
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 19.1%
                       Broadcasting & Media -- 10.7%
                       American Lawyer Media, Inc. 9.75% due 12/15/07..............    1,375,000      1,332,031
                       Cablevision Systems Corp. 8.00% due 04/15/12*...............    1,475,000      1,449,188
                       CF Cable TV, Inc. 9.13% due 07/15/07........................      475,000        500,983
                       Charter Communications Holdings, LLC 9.63% due 11/15/09.....    4,500,000      3,420,000
                       Charter Communications Holdings, LLC 9.92% due
                         04/01/11(2)...............................................    4,350,000      3,251,625
                       Charter Communications Holdings, LLC 10.00% due 05/15/11....      625,000        468,750
                       Charter Communications Holdings, LLC 10.25% due 01/15/10....      500,000        388,750
                       Charter Communications Holdings, LLC 10.75% due 10/01/09....    3,200,000      2,576,000
                       Charter Communications Holdings, LLC 11.13% due 01/15/11....    3,725,000      2,952,062
                       CSC Holdings, Inc. 6.75% due 04/15/12*......................      550,000        528,000
                       CSC Holdings, Inc. 7.63% due 04/01/11.......................       50,000         50,500
                       CSC Holdings, Inc. 7.63% due 07/15/18.......................    1,425,000      1,350,188
                       Haights Cross Operating Co. 11.75% due 08/15/11.............      875,000        945,000
                       MJD Communications, Inc. 9.50% due 05/01/08.................    5,300,000      5,459,000
                       Muzak Finance Corp., LLC 9.88% due 03/15/09.................    1,000,000        755,000
                       Nexstar Finance Holdings, LLC 11.37% due 04/01/13(2)........    2,575,000      1,841,125
                       Nextmedia Operating, Inc. 10.75% due 07/01/11...............      525,000        586,031
                       Paxson Communications Corp. 14.25% due 01/15/09(4)..........    2,100,000      1,832,250
                       Rogers Cable, Inc. 8.75% due 05/01/32.......................      600,000        640,263
                       Salem Communications Holding Corp. 7.75% due 12/15/10.......      300,000        307,500

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Telenet Group Holding NV 11.50% due 06/15/14*(2)............  $ 5,175,000   $  3,350,812
                       Young Broadcasting, Inc. 8.75% due 01/15/14.................      700,000        665,000
                       Young Broadcasting, Inc. 10.00% due 03/01/11................    2,350,000      2,373,500
                       Entertainment Products -- 0.3%
                       Cinemark, Inc. 9.75% due 03/15/14*(2).......................    1,700,000      1,122,000
                       Leisure & Tourism -- 8.1%
                       Advantica Restaurant Group, Inc. 11.25% due 01/15/08........    1,700,000      1,753,125
                       AMC Entertainment, Inc. 8.00% due 03/01/14*.................       50,000         46,125
                       American Airlines Trust, Series 01-2, Class C Pass Through
                         7.80% due 10/01/06........................................    2,400,000      2,157,578
                       American Airlines, Inc. 6.82% due 05/23/11..................      750,000        668,653
                       Atlas Air, Inc., Series 99-1A Pass Through 6.88% due
                         07/02/09..................................................    2,550,000      2,397,469
                       Atlas Air, Inc., Series 99-1B Pass Through 7.63% due
                         01/02/15..................................................    5,348,942      3,511,848
                       Atlas Air, Inc., Series 00-1A Pass Through 8.71% due
                         07/02/21..................................................      779,575        773,860
                       Atlas Air, Inc., Series 00-1B Pass Through 9.06% due
                         07/02/17..................................................    1,281,640        872,015
                       Bally Total Fitness Holding Corp. 10.50% due 07/15/11.......      825,000        796,125
                       Continental Airlines, Inc. 8.31% due 10/02/19...............    1,169,251        960,139
                       Continental Airlines, Inc., Series 99-2 Pass Through 7.73%
                         due 03/15/11..............................................      456,338        326,612
                       Continental Airlines, Inc., Series 991C Pass Through 6.95%
                         due 08/02/09..............................................      946,451        727,230
                       Courtyard by Marriott II 10.75% due 02/01/08................    1,025,000      1,030,125
                       Delta Air Lines, Inc. Pass Through 7.78% due 01/02/12.......    1,022,680        502,804
                       Eldorado Resorts, LLC 9.00% due 04/15/14(3).................    3,250,000      3,250,000
                       Hollywood Casino (Shreveport) 13.00% due 08/01/06+(1).......    2,965,000      2,372,000
                       Riviera Holdings Corp. 11.00% due 06/15/10..................    1,000,000      1,095,000
                       Six Flags, Inc. 9.75% due 04/15/13..........................    1,825,000      1,688,125
                       Steinway Musical Instruments, Inc. 8.75% due 04/15/11.......      600,000        648,000
                       True Temper Sports, Inc. 8.38% due 09/15/11.................    1,075,000      1,085,750
                       Waterford Gaming, LLC 8.63% due 09/15/12*...................    1,317,000      1,402,605
                                                                                                   -------------
                                                                                                     66,210,746
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 15.0%
                       Computers & Business Equipment -- 0.6%
                       Seagate Technology Holdings 8.00% due 05/15/09..............      275,000        286,000
                       Xerox Corp. 7.13% due 06/15/10..............................      475,000        486,875
                       Xerox Corp. 7.63% due 06/15/13..............................    1,200,000      1,230,000
                       Electronics -- 0.3%
                       On Semiconductor Corp. 12.00% due 03/15/10..................      455,000        520,975
                       Telex Communications Holdings, Inc. 11.50% due 10/15/08.....      375,000        397,500
                       Telecommunications -- 14.1%
                       AirGate PCS, Inc 9.38% due 09/01/09.........................    1,383,300      1,341,801
                       Alaska Communications Systems Holdings, Inc. 9.38% due
                         05/15/09..................................................    1,555,000      1,508,350
                       American Cellular Corp. 10.00% due 08/01/11.................    1,550,000      1,348,500
                       Cincinnati Bell, Inc. 7.18% due 12/15/23....................      450,000        420,750
                       Cincinnati Bell, Inc. 7.20% due 11/29/23....................    1,850,000      1,729,750
                       Cincinnati Bell, Inc. 7.25% due 06/15/23....................      275,000        253,687
                       Cincinnati Bell, Inc. 8.38% due 01/15/14....................      350,000        308,000
                       Dobson Communications Corp. 10.88% due 07/01/10.............    1,300,000      1,131,000
                       Empresa Brasileira de Telecom SA 11.00% due 12/15/08*.......      200,000        220,000
                       Excelcomindo Finance Co. 8.00% due 01/27/09*................      250,000        237,500
                       Insight Communications, Inc. 12.25% due 02/15/11(2).........    4,350,000      3,784,500
                       IPCS Escrow Co. 11.50% due 05/01/12*........................    1,250,000      1,290,625
                       IPCS, Inc. 14.00% due 07/15/10+(1)(3).......................   14,675,000              0
                       Iwo Holdings, Inc. 14.00% due 01/15/11......................   12,850,000      7,196,000
                       Kyivstar GSM 10.38% due 08/17/09*(3)........................      875,000        894,688
                       LCI International, Inc. 7.25% due 06/15/07..................    4,125,000      3,712,500
                       Midcom Communications, Inc. 8.25% due
                         08/15/03+(1)(2)(3)(7).....................................      550,000              0

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       Nextel Communications, Inc. 5.95% due 03/15/14..............  $   850,000   $    805,375
                       Qwest Capital Funding, Inc. 6.88% due 07/15/28..............      650,000        471,250
                       Qwest Capital Funding, Inc. 7.25% due 02/15/11..............    2,575,000      2,214,500
                       Qwest Capital Funding, Inc. 7.63% due 08/03/21..............    1,875,000      1,481,250
                       Qwest Capital Funding, Inc. 7.75% due 02/15/31..............      675,000        509,625
                       Qwest Capital Funding, Inc. 7.90% due 08/15/10..............    3,400,000      3,026,000
                       Rural Cellular Corp. 9.63% due 05/15/08.....................    2,275,000      2,161,250
                       Rural Cellular Corp. 9.75% due 01/15/10.....................    1,875,000      1,725,000
                       Triton PCS, Inc. 8.75% due 11/15/11.........................      225,000        173,812
                       Triton PCS, Inc. 9.38% due 02/01/11.........................    3,650,000      2,938,250
                       TSI Telecommunications Services 12.75% due 02/01/09.........      475,000        510,625
                       United States West Communications, Inc. 7.13% due
                         11/15/43..................................................    2,500,000      2,043,750
                       United States West Communications, Inc. 7.25% due
                         10/15/35..................................................    3,650,000      3,020,375
                       United States West Communications, Inc. 7.50% due
                         06/15/23..................................................       75,000         66,375
                       US Unwired, Inc. 10.00% due 06/15/12*.......................      575,000        586,500
                       Worldspan LP 9.63% due 06/15/11.............................    1,775,000      1,783,875
                                                                                                   -------------
                                                                                                     51,816,813
                                                                                                   -------------
                       MATERIALS -- 8.1%
                       Chemicals -- 2.7%
                       Equistar Chemical LP 10.63% due 05/01/11....................    1,575,000      1,748,250
                       Foamex LP 10.75% due 04/01/09...............................      425,000        416,500
                       Huntsman International, LLC 9.88% due 03/01/09..............    1,900,000      2,028,250
                       Huntsman International, LLC 10.13% due 07/01/09.............    1,425,000      1,449,937
                       Huntsman, LLC 11.63% due 10/15/10...........................      950,000      1,056,875
                       Lyondell Chemical Co. 9.50% due 12/15/08....................      500,000        523,125
                       Rockwood Specialties Group, Inc. 10.63% due 05/15/11........      975,000      1,048,125
                       Westlake Chemical Corp. 8.75% due 07/15/11..................      975,000      1,070,063
                       Forest Products -- 3.1%
                       Associated Materials, Inc. 11.25% due 03/01/14*(2)..........    1,875,000      1,312,500
                       Caraustar Industries, Inc. 7.38% due 06/01/09...............      350,000        360,500
                       Caraustar Industries, Inc. 9.88% due 04/01/11...............      775,000        802,125
                       Constar International, Inc. 11.00% due 12/01/12.............      717,000        696,386
                       Crown European Holdings SA 10.88% due 03/01/13..............    1,450,000      1,663,875
                       FiberMark, Inc. 10.75% due 04/15/11+(1)(5)..................      925,000        582,750
                       Georgia-Pacific Corp. 7.38% due 12/01/25....................      475,000        464,313
                       Georgia-Pacific Corp. 7.70% due 06/15/15....................      850,000        918,000
                       Georgia-Pacific Corp. 7.75% due 11/15/29....................    1,550,000      1,550,000
                       Georgia-Pacific Corp. 8.00% due 01/15/14....................       25,000         27,750
                       Specialty Paperboard, Inc. 9.38% due 10/15/06+(1)(5)........    3,850,000      2,348,500
                       Metals & Minerals -- 2.3%
                       Crown Cork & Seal Co., Inc. 8.00% due 04/15/23..............    1,100,000      1,001,000
                       CSN Islands VII Corp. 10.75% due 09/12/08*..................    1,105,000      1,185,112
                       CSN Islands VIII Corp. 9.75% due 12/16/13*..................    3,225,000      3,079,875
                       Freeport McMoRan, Inc. 7.00% due 02/15/08...................      975,000        999,375
                       MMI Products, Inc., Series B 11.25% due 04/15/07............      975,000        960,375
                       Renco Metals, Inc. 11.50% due 07/01/03+(1)(3)(5)(7).........      600,000              0
                       Ryerson Tull, Inc. 9.13% due 07/15/06.......................      650,000        685,750
                                                                                                   -------------
                                                                                                     27,979,311
                                                                                                   -------------
                       REAL ESTATE -- 1.2%
                       Real Estate Companies -- 0.2%
                       LNR Property Corp. 7.63% due 07/15/13.......................      550,000        550,000

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       REAL ESTATE (continued)
                       Real Estate Investment Trusts -- 1.0%
                       National Health Investors, Inc. 7.30% due 07/16/07..........  $ 1,275,000   $  1,298,267
                       Omega Healthcare Investors, Inc. 6.95% due 08/01/07.........      300,000        303,375
                       Senior Housing Property Trust 8.63% due 01/15/12............    1,750,000      1,911,875
                                                                                                   -------------
                                                                                                      4,063,517
                                                                                                   -------------
                       UTILITIES -- 12.1%
                       Electric Utilities -- 6.7%
                       AES Corp. 8.88% due 11/01/27................................    1,632,000      1,525,920
                       Edison Mission Energy 7.73% due 06/15/09....................      300,000        309,750
                       Edison Mission Energy 9.88% due 04/15/11....................    1,675,000      1,876,000
                       Mirant Corp. 7.90% due 07/15/09*+(1)(5).....................    8,875,000      5,302,813
                       Mission Energy Holding Co. 13.50% due 07/15/08..............    9,725,000     12,059,000
                       Reliant Resources, Inc. 9.50% due 07/15/13..................    1,825,000      1,961,875
                       Gas & Pipeline Utilities -- 5.2%
                       Colorado Interstate Gas Co. 6.85% due 06/15/37..............    1,000,000      1,035,000
                       Dynegy Holdings, Inc. 8.75% due 02/15/12....................      975,000        962,813
                       Dynegy-Roseton Danskammer 7.67% due 11/08/16................    1,500,000      1,320,000
                       El Paso Natural Gas Co. 8.63% due 01/15/22..................    3,450,000      3,493,125
                       NGC Corp. Capital Trust 8.32% due 06/01/27..................    7,500,000      5,606,250
                       Pacific Energy 7.13% due 06/15/14*..........................    1,025,000      1,055,750
                       Southern Natural Gas Co. 8.88% due 03/15/10.................      950,000      1,047,375
                       Williams Cos, Inc. 8.75% due 03/15/32.......................    3,450,000      3,635,437
                       Water Utilities -- 0.2%
                       Cia de Saneamento Basico do Estado de Sao Paulo 12.00% due
                         06/20/08*.................................................      775,000        817,625
                                                                                                   -------------
                                                                                                     42,008,733
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $302,915,377).....................                 307,504,874
                                                                                                   -------------
                       COMMON STOCK -- 5.3%                                            SHARES
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.5%
                       Automotive -- 0.4%
                       Exide Technologies+.........................................        9,551        154,822
                       Nes Rentals Holding, Inc.+..................................      184,305      1,400,718
                       Housing -- 0.1%
                       John Q. Hammons Hotels, Inc.+...............................       16,750        167,332
                                                                                                   -------------
                                                                                                      1,722,872
                                                                                                   -------------
                       ENERGY -- 0.0%
                       Energy Sources -- 0.0%
                       Tri-Union Development Corp.+(3) ............................        1,297             13
                       Tribo Petroleum Corp., Class A+(3)..........................        2,200             22
                                                                                                   -------------
                                                                                                             35
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.5%
                       Multi-Industry -- 0.5%
                       Telewest Global, Inc.+......................................      153,500      1,734,550
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.7%
                       Broadcasting & Media -- 0.3%
                       Cablevision Systems Corp., Class A+.........................       45,840        800,825
                       Leisure & Tourism -- 0.4%
                       Capital Gaming International, Inc.+(3)......................          103              0
                       MGM Mirage, Inc.+...........................................       32,950      1,454,742
                                                                                                   -------------
                                                                                                      2,255,567
                                                                                                   -------------

---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 3.2%
                       Telecommunications -- 3.2%
                       AirGate PCS, Inc.+..........................................       44,904   $    690,623
                       AirGate PCS, Inc.+*(3)......................................      112,891      1,736,264
                       Dobson Communications Corp., Class A+.......................       28,964         77,334
                       IPCS, Inc.+.................................................      418,188      8,878,375
                                                                                                   -------------
                                                                                                     11,382,596
                                                                                                   -------------
                       REAL ESTATE -- 0.4%
                       Real Estate Investment Trusts -- 0.4%
                       MeriStar Hospitality Corp.+.................................      252,325      1,463,485
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $18,257,115).......................                  18,559,105
                                                                                                   -------------

                       PREFERRED STOCK -- 1.3%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.4%
                       Retail -- 0.4%
                       General Nutrition Centers 12.00%(3)(8)......................          900        958,500
                       Rent-Way, Inc. 8.00% (Convertible)+(3)(8)...................           20        200,000
                                                                                                   -------------
                                                                                                      1,158,500
                                                                                                   -------------
                       FINANCE -- 0.2%
                       Financial Services -- 0.2%
                       Alamosa Holdings, Inc. 7.50% (Convertible) Series B.........        1,409        789,046
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.5%
                       Broadcasting & Media -- 0.5%
                       Paxson Communications Corp. 13.25%(4).......................          214      1,851,100
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.2%
                       Telecommunications -- 0.2%
                       Rural Cellular Corp. 12.25%.................................          916        572,500
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $3,803,602).....................                   4,371,146
                                                                                                   -------------
                       WARRANTS -- 0.0%+
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.0%
                       Automotive -- 0.0%
                       Exide Technologies Expires 05/05/11.........................       23,879         73,309
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Business Services -- 0.0%
                       Advanstar Holdings Corp. Expires 10/15/11(3)................        1,000             10
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       Knology, Inc. Expires 10/22/07(3)...........................        6,000          1,500
                       XM Satellite Radio, Inc. Expires 03/15/10*..................        1,000         55,000
                                                                                                   -------------
                                                                                                         56,500
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       GT Group Telecom, Inc. Expires 02/01/10*(3).................        2,400             24
                       KMC Telecom Holdings, Inc. Expires 04/15/08(3)..............        4,650              0

                                                           ---------------------

                                                                                                       VALUE
                       WARRANTS+ (CONTINUED)                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       Leap Wireless International, Inc. Expires 04/15/10*(3)......        3,500   $          0
                       Leap Wireless, Inc. Expires 04/15/10*(3)....................        3,700              0
                                                                                                   -------------
                                                                                                             24
                                                                                                   -------------
                       TOTAL WARRANTS (cost $640,810)..............................                     129,843
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $325,616,904).............                 330,564,968
                                                                                                   -------------

                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENTS -- 3.7%                                   AMOUNT
                       -----------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement
                         Account(6)................................................  $   816,000        816,000
                       UBS Warburg AG, LLC Joint Repurchase Agreement Account(6)...   12,000,000     12,000,000
                                                                                                   -------------

                       TOTAL REPURCHASE AGREEMENTS (cost $12,816,000).........                     12,816,000
                                                                                                 -------------
                       TOTAL INVESTMENTS --
                         (cost $338,432,904)@                           98.9%                     343,380,968
                       Other assets less liabilities --                  1.1                        3,717,471
                                                                       ------                    -------------
                       NET ASSETS --                                   100.0%                    $347,098,439
                                                                       ======                    =============

              -----------------------------
               +   Non-income producing security
               *   Securities exempt from registration under Rule 144A of the
                   Securities Act of 1933. These securities may be sold in
                   transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of these securities was $58,495,657 representing 16.85% of net assets.
               @   See Note 3 for cost of investments on a tax basis.
              (1)  Bond in default
              (2)  Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
              (3)  Fair valued security; see Note 2
              (4)  PIK ("Payment-in-Kind") bond. Payments made with additional securities in lieu of cash.
              (5)  Company has filed Chapter 11 bankruptcy.
              (6)  See Note 2 for details of Joint Repurchase Agreement.
              (7)  Security is subject to litigation, the outcome of which is still to be determined.
              (8)  To the extent permitted by the Statement of Additional
                   Information, the High-Yield Bond Portfolio may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2004, the High-Yield Bond Portfolio held the following restricted securities:

                            -----------------------------------------------------------------------------------------------------
                                                                                                                       VALUE AS A
                                                                     ACQUISITION            ACQUISITION     MARKET        % OF
                                             NAME                       DATE       SHARES      COST         VALUE      NET ASSETS
                            -----------------------------------------------------------------------------------------------------
                            Rent-Way, Inc. 8.00% (Convertible)
                              Preferred Stock......................  05/29/2003      20      $150,000     $  200,000     0.06%
                            General Nutrition Centers 12.00%
                              Preferred Stock......................  12/18/2003     900       905,400        958,500      0.28
                                                                                                          ----------     -----
                                                                                                          $1,158,500     0.34%
                                                                                                          ==========     =====

              Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              See Notes to Financial Statements

---------------------
    40

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Foreign Government..........................   37.6%
    Energy Sources..............................    6.9%
    Repurchase Agreement........................    4.9%
    Broadcasting & Media........................    4.7%
    Telecommunications..........................    4.4%
    Banks.......................................    3.6%
    Forest Products.............................    3.4%
    Leisure & Tourism...........................    3.4%
    Chemicals...................................    3.3%
    Business Services...........................    3.1%
    Financial Services..........................    2.8%
    Energy Services.............................    2.3%
    Food, Beverage & Tobacco....................    1.9%
    Retail......................................    1.8%
    Electric Utilities..........................    1.7%
    Gas & Pipeline Utilities....................    1.6%
    Health Services.............................    1.5%
    Automotive..................................    1.3%
    Machinery...................................    1.2%
    Medical Products............................    1.0%
    Housing.....................................    0.9%
    Communication Equipment.....................    0.8%
    Entertainment Products......................    0.8%
    Metals & Mining.............................    0.7%
    Apparel & Textiles..........................    0.6%
    Multi-Industry..............................    0.6%
    Real Estate Companies.......................    0.6%
    Building Materials..........................    0.5%
    Computers & Business Equipment..............    0.5%
    Electronics.................................    0.5%
    Household Products..........................    0.5%
    Transportation..............................    0.5%
    Internet Content............................    0.4%
    Drugs.......................................    0.3%
    Telephone...................................    0.3%
    Aerospace & Military Technology.............    0.1%
    Real Estate Investment Trusts...............    0.1%
    U.S. Government Treasuries..................    0.1%
                                                  ------
                                                  101.2%
                                                  ======

COUNTRY ALLOCATION*
United States..................................    70.3%
Russia.........................................     9.3%
Brazil.........................................     5.1%
Philippines....................................     2.0%
Mexico.........................................     1.7%
Malaysia.......................................     1.6%
Argentina......................................     1.2%
Peru...........................................     1.1%
Luxembourg.....................................     1.0%
Canada.........................................     0.9%
Chile..........................................     0.8%
Panama.........................................     0.8%
Nigeria........................................     0.7%
Germany........................................     0.6%
Indonesia......................................     0.6%
Turkey.........................................     0.6%
Ukraine........................................     0.6%
Qatar..........................................     0.5%
Bangladesh.....................................     0.5%
Belgium........................................     0.4%
Ireland........................................     0.4%
Tunisia........................................     0.3%
China..........................................     0.1%
Korea..........................................     0.1%
                                                 -------
                                                  101.2%
                                                 =======
CREDIT QUALITY*+#
Government -- Treasury.........................     0.1%
A..............................................     3.0%
BBB............................................    11.7%
BB.............................................    28.7%
B..............................................    39.7%
CCC............................................     7.2%
CC.............................................     0.2%
D..............................................     2.3%
Not Rated......................................     7.1%
                                                 -------
                                                  100.0%
                                                 =======

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source Standard and Poors.
# Calculated as a percentage of total debt issues, including short-term securities.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                     PRINCIPAL       VALUE
                       BONDS & NOTES -- 95.6%                                          AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.6%
                       Apparel & Textiles -- 0.6%
                       Oxford Industries, Inc. 8.88% due 06/01/11*.................  $  105,000   $   111,825
                       Phillips-Van Heusen 7.25% due 02/15/11*.....................     400,000       408,000
                       Automotive -- 1.3%
                       AutoNation, Inc. 9.00% due 08/01/08.........................     225,000       254,250
                       Sonic Automotive, Inc. 8.63% due 08/15/13...................     190,000       195,225
                       Tenneco Automotive, Inc., Series B 11.63% due 10/15/09......     175,000       187,688
                       TRW Automotive, Inc. 9.38% due 02/15/13.....................     493,000       562,020
                       Housing -- 0.9%
                       Brand Services, Inc. 12.00% due 10/15/12....................     110,000       126,500
                       Station Casinos, Inc. 6.50% due 02/01/14....................     390,000       378,300
                       Technical Olympic USA, Inc. 9.00% due 07/01/10..............     225,000       231,750
                       Technical Olympic USA, Inc. 10.38% due 07/01/12.............     135,000       142,763
                       Retail -- 1.8%
                       Buhrmann US, Inc. 8.25% due 07/01/14*.......................     225,000       224,437
                       General Nutrition Centers, Inc. 8.50% due 12/01/10*.........     130,000       131,625
                       Interface, Inc. 7.30% due 04/01/08..........................      50,000        49,250
                       Interface, Inc. 9.50% due 02/01/14*.........................     205,000       206,025
                       Interface, Inc. 10.38% due 02/01/10.........................      60,000        67,350
                       J.C. Penney Co., Inc. 7.95% due 04/01/17....................     125,000       141,250
                       Jean Coutu Group, Inc. 7.63% due 08/01/12*..................      75,000        75,562
                       Jean Coutu Group, Inc. 8.50% due 08/01/14*..................     175,000       173,469
                       Petro Stopping Centers LP 9.00% due 02/15/12................     295,000       299,425
                       Rite Aid Corp. 7.13% due 01/15/07...........................     135,000       137,362
                       Rite Aid Corp. 8.13% due 05/01/10...........................      55,000        57,613
                       Tempur-Pedic, Inc. 10.25% due 08/15/10......................      71,000        79,964
                                                                                                  ------------
                                                                                                    4,241,653
                                                                                                  ------------
                       CONSUMER STAPLES -- 2.4%
                       Food, Beverage & Tobacco -- 1.9%
                       Delhaize America, Inc. 8.13% due 04/15/11...................     260,000       288,271
                       Michael Foods, Inc. 8.00% due 11/15/13......................     155,000       161,588
                       Pilgrim's Pride Corp. 9.25% due 11/15/13....................     100,000       107,500
                       Pilgrim's Pride Corp. 9.63% due 09/15/11....................     345,000       383,813
                       Smithfield Foods, Inc. 7.00% due 08/01/11*..................     295,000       299,794
                       Smithfield Foods, Inc. 7.63% due 02/15/08...................     315,000       331,537
                       Smithfield Foods, Inc. 7.75% due 05/15/13...................     100,000       106,000
                       Smithfield Foods, Inc. 8.00% due 10/15/09...................      50,000        54,250
                       Household Products -- 0.5%
                       Amscan Holdings, Inc. 8.75% due 05/01/14*...................     125,000       124,375
                       Nebraska Book Co., Inc. 8.63% due 03/15/12..................     185,000       183,150
                       Prestige Brands, Inc. 9.25% due 04/15/12*...................     175,000       177,625
                                                                                                  ------------
                                                                                                    2,217,903
                                                                                                  ------------
                       ENERGY -- 8.8%
                       Energy Services -- 1.9%
                       CMS Energy Corp. 7.50% due 01/15/09.........................     135,000       137,700

---------------------

                                                                                     PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       CMS Energy Corp. 8.50% due 04/15/11.........................  $  150,000   $   157,500
                       El Paso Production Holding Co. 7.75% due 06/01/13...........     415,000       395,287
                       Hanover Compressor Co. 8.63% due 12/15/10...................      40,000        42,400
                       Hanover Compressor Co. 9.00% due 06/01/14...................      70,000        73,675
                       Hanover Equipment Trust 8.50% due 09/01/08..................     140,000       149,450
                       Hanover Equipment Trust 8.75% due 09/01/11..................     105,000       113,138
                       Hilcorp Energy LP 10.50% due 09/01/10*......................     255,000       280,500
                       Magnum Hunter Resources, Inc. 9.60% due 03/15/12............     130,000       143,650
                       Plains Exploration & Production Co. 7.13% due 06/15/14*.....     120,000       123,300
                       PSEG Energy Holdings, Inc. 8.63% due 02/15/08...............     175,000       189,875
                       Energy Sources -- 6.9%
                       Calpine Corp. 8.50% due 07/15/10*...........................     290,000       233,450
                       Chesapeake Energy Corp. 7.50% due 09/15/13..................     275,000       292,187
                       Citgo Petroleum Corp. 11.38% due 02/01/11...................     110,000       127,600
                       Empresa Nacional De Petroleo 6.75% due 11/15/12.............     720,000       779,347
                       Foundation Pennsylvania Coal Co. 7.25% due 08/01/14*........      70,000        70,525
                       Husky Oil, Ltd. 8.90% due 08/15/08(1).......................     145,000       164,004
                       Pemex Project Funding Master Trust 2.82% due 06/15/10*(2)...   1,000,000     1,012,500
                       Pemex Project Funding Master Trust 9.13% due 10/13/10.......   1,130,000     1,310,800
                       Petroleos Mexicanos 8.63% due 12/01/23......................     440,000       467,500
                       Petroleos Mexicanos 9.50% due 09/15/27......................   1,170,000     1,361,850
                       Tesoro Petroleum Corp. 9.63% due 04/01/12...................     115,000       131,387
                       Vintage Petroleum, Inc. 7.88% due 05/15/11..................     400,000       414,000
                                                                                                  ------------
                                                                                                    8,171,625
                                                                                                  ------------
                       FINANCE -- 6.4%
                       Banks -- 3.6%
                       Banque Centrale De Tunisie 7.38% due 04/25/12...............     230,000       252,425
                       Citigroup Global Markets Holdings, Inc. 5.30% due
                         10/05/04..................................................   1,300,000     1,281,670
                       Citigroup Global Markets Holdings, Inc. 5.30% due
                         10/15/04..................................................   1,500,000     1,485,150
                       Citigroup, Inc. 5.30% due 10/05/05..........................     140,000       138,614
                       Global Cash Access, LLC 8.75% due 03/15/12*.................     110,000       115,225
                       Financial Services -- 2.8%
                       CA FM Lease Trust 8.50% due 07/15/17*.......................     249,085       276,668
                       Fresenius Medical Care Capital Trust II 7.88% due
                         02/01/08..................................................     370,000       391,275
                       Hollinger Participation Trust 12.13% due 11/15/10*(3).......     249,996       292,496
                       JSG Funding, PLC 10.13% due 10/01/12........................     250,000       332,149
                       MedCath Holdings Corp. 9.88% due 07/15/12*..................     110,000       111,925
                       Pindo Deli Finance Mauritius, Ltd. 10.75% due 10/01/07(4)...   2,940,000       808,500
                       Refco Finance Holdings, LLC 9.00% due 08/01/12*.............     410,000       410,000
                                                                                                  ------------
                                                                                                    5,896,097
                                                                                                  ------------
                       HEALTHCARE -- 2.8%
                       Drugs -- 0.3%
                       AmeriSourceBergen Corp. 8.13% due 09/01/08..................     295,000       320,812
                       Health Services -- 1.5%
                       Extendicare Health Services, Inc. 6.88% due 05/01/14*.......     485,000       463,175
                       HCA, Inc. 6.30% due 10/01/12................................      50,000        50,502
                       HCA, Inc. 7.69% due 06/15/25................................     325,000       325,962
                       National Nephrology Associates, Inc. 9.00% due 11/01/11*....      40,000        46,150
                       Team Health, Inc. 9.00% due 04/01/12*.......................     170,000       164,900
                       Tenet Healthcare Corp. 6.50% due 06/01/12...................     210,000       185,850
                       Tenet Healthcare Corp. 9.88% due 07/01/14*..................     100,000       103,875
                       Medical Products -- 1.0%
                       Fisher Scientific International, Inc. 6.75% due 08/15/14*...      95,000        94,881
                       Fisher Scientific International, Inc. 8.13% due 05/01/12....     178,000       194,688

                                                           ---------------------

                                                                                     PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       Leiner Health Products, Inc. 11.00% due 06/01/12*...........  $  115,000   $   119,600
                       Safilo Capital International SA 9.63% due 05/15/13*.........     240,000       271,250
                       VWR International, Inc. 6.88% due 04/15/12*.................      95,000        95,950
                       VWR International, Inc. 8.00% due 04/15/14*.................     100,000       102,000
                                                                                                  ------------
                                                                                                    2,539,595
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 6.0%
                       Aerospace & Military Technology -- 0.1%
                       Dunlop Standard Aerospace Holdings PLC 11.88% due
                         05/15/09*.................................................     102,000       108,120
                       Building Materials -- 0.5%
                       Building Materials Corp. of America 7.75% due 08/01/14*.....     110,000       109,725
                       Nortek Holdings, Inc. 10.00% due 05/15/11*(5)...............     415,000       344,450
                       Business Services -- 3.1%
                       Advanstar Communications, Inc. 8.75% due 08/15/08(2)........     188,575       198,004
                       Advanstar Communications, Inc. 10.75% due 08/15/10..........     150,000       165,750
                       Advanstar Communications, Inc. 12.00% due 02/15/11..........      35,000        37,187
                       Allied Waste North America, Inc. 7.88% due 04/15/13.........     155,000       162,169
                       Allied Waste North America, Inc. 8.88% due 04/01/08.........     300,000       327,000
                       Allied Waste North America, Inc. 9.25% due 09/01/12.........      70,000        77,962
                       Interep National Radio Sales, Inc., Series B 10.00% due
                         07/01/08..................................................     180,000       144,225
                       Iron Mountain, Inc. 7.75% due 01/15/15......................      85,000        86,912
                       Iron Mountain, Inc. 8.63% due 04/01/13......................     225,000       241,594
                       JohnsonDiversey, Inc. 9.63% due 05/15/12....................     300,000       351,146
                       Pliant Corp. 13.00% due 06/01/10............................     180,000       164,700
                       United Rentals North America, Inc. 6.50% due 02/15/12.......     180,000       173,700
                       United Rentals North America, Inc. 7.75% due 11/15/13.......     190,000       183,825
                       USA Waste Services, Inc. 7.13% due 12/15/17.................     125,000       137,063
                       Vertis, Inc. 13.50% due 12/07/09*...........................     130,000       132,600
                       Waste Management, Inc. 6.88% due 05/15/09...................     235,000       259,277
                       Machinery -- 1.2%
                       Amsted Industries, Inc. 10.25% due 10/15/11*................     185,000       199,800
                       Flowserve Corp. 12.25% due 08/15/10.........................      65,000        73,613
                       Manitowoc Co., Inc. 10.38% due 05/15/11.....................     260,000       346,998
                       NMHG Holding Co. 10.00% due 05/15/09........................     225,000       247,500
                       Tekni-Plex, Inc. 8.75% due 11/15/13*........................      60,000        58,125
                       Tekni-Plex, Inc., Series B 12.75% due 06/15/10..............     210,000       206,850
                       Multi-Industry -- 0.6%
                       Graphic Packaging International, Inc. 9.50% due 08/15/13....     410,000       451,000
                       Koppers, Inc. 9.88% due 10/15/13............................      65,000        71,825
                       Transportation -- 0.5%
                       CHC Helicopter Corp. 7.38% due 05/01/14*....................     225,000       224,437
                       Laidlaw International, Inc. 10.75% due 06/15/11.............     250,000       276,875
                                                                                                  ------------
                                                                                                    5,562,432
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 8.6%
                       Broadcasting & Media -- 4.4%
                       Avalon Cable Holding Finance, Inc. 11.88% due 12/01/08(5)...      56,719        59,980
                       Cablevision Systems Corp. 5.66% due 04/01/09*(2)............     200,000       203,000
                       Charter Communications Holdings, LLC 10.25% due 01/15/10....     200,000       155,500
                       Charter Communications Holdings, LLC 10.75% due 10/01/09....     135,000       108,675
                       Charter Communications Holdings, LLC 13.50% due
                         01/15/11(5)...............................................     220,000       149,600
                       Dex Media East, LLC 12.13% due 11/15/12.....................     155,000       183,675
                       Dex Media West, LLC 9.88% due 08/15/13......................     160,000       180,400
                       Dex Media, Inc. 9.00% due 11/15/13*(5)......................     295,000       205,025
                       DirecTV Holdings, LLC 8.38% due 03/15/13....................      70,000        78,400

---------------------

                                                                                     PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       EchoStar DBS Corp. 6.38% due 10/01/11.......................  $  515,000   $   511,137
                       Granite Broadcasting Corp. 9.75% due 12/01/10...............      80,000        73,200
                       HM Publishing Corp. 11.50% due 10/15/13(5)..................      95,000        54,150
                       Houghton Mifflin Co. 9.88% due 02/01/13.....................     225,000       231,188
                       Kabel Deutschland GMBH 10.63% due 07/01/14*.................     260,000       266,500
                       Lighthouse International Co. SA 8.00% due 04/30/14*.........     150,000       173,589
                       Muzak Finance Corp., LLC 9.88% due 03/15/09.................     210,000       158,550
                       Pegasus Communications Corp. 12.50% due 08/01/07(4).........      30,000        16,500
                       Pegasus Communications Corp., Series B 9.75% due
                         12/01/06(4)...............................................      50,000        27,750
                       Pegasus Satellite Communications, Inc. 12.38% due
                         08/01/06(4)...............................................      30,000        16,500
                       PEI Holdings, Inc. 11.00% due 03/15/10......................      73,000        84,680
                       Primedia, Inc. 8.88% due 05/15/11...........................     410,000       402,825
                       Renaissance Media Group 10.00% due 04/15/08(5)..............      95,000        97,613
                       Salem Communications Holding Corp. 9.00% due 07/01/11.......     390,000       427,050
                       Telenet Group Holding NV 11.50% due 06/15/14*(5)............     320,000       207,200
                       Entertainment Products -- 0.8%
                       Cinemark, Inc. 9.75% due 03/15/14*(5).......................      85,000        56,100
                       Loews Cineplex Entertainment Corp. 9.00% due 08/01/14*......     415,000       410,850
                       Muzak, LLC 10.00% due 02/15/09..............................     110,000        96,800
                       Telenet Communications NV 9.00% due 12/15/13*...............     135,000       163,129
                       Leisure & Tourism -- 3.4%
                       Harrah's Operating Co., Inc. 7.88% due 12/15/05.............     195,000       205,969
                       Hilton Hotels Corp. 7.63% due 12/01/12......................      40,000        44,150
                       Hilton Hotels Corp. 7.95% due 04/15/07......................     235,000       254,975
                       Horseshoe Gaming Holding Corp., Series B 8.63% due
                         05/15/09..................................................     255,000       266,156
                       Host Marriott LP 7.13% due 11/01/13.........................     460,000       457,700
                       Isle of Capri Casinos, Inc. 7.00% due 03/01/14..............     190,000       180,738
                       MGM Mirage, Inc. 5.88% due 02/27/14*........................     265,000       244,462
                       MGM Mirage, Inc. 6.00% due 10/01/09.........................     370,000       367,225
                       Mohegan Tribal Gaming Authority 7.13% due 08/15/14*.........     465,000       470,812
                       Park Place Entertainment Corp. 8.88% due 09/15/08...........     300,000       333,750
                       Starwood Hotels & Resorts Worldwide, Inc. 7.38% due
                         05/01/07..................................................      65,000        68,575
                       Starwood Hotels & Resorts Worldwide, Inc. 8.38% due
                         05/01/12..................................................     110,000       118,525
                       Venetian Casino Resort, LLC 11.00% due 06/15/10.............     135,000       153,900
                                                                                                  ------------
                                                                                                    7,966,503
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 6.6%
                       Communication Equipment -- 0.8%
                       American Tower Corp. 7.50% due 05/01/12*....................     330,000       324,225
                       American Tower Corp. 9.38% due 02/01/09.....................     220,000       234,850
                       Nortel Networks, Ltd. 6.13% due 02/15/06....................     215,000       214,731
                       Rhythms NetConnections, Inc., Series B 13.50% due
                         05/15/08(4)(6)............................................   1,700,000             0
                       Rhythms NetConnections, Inc., Series B 14.00% due
                         02/15/10(4)(6)............................................     400,000             0
                       Computers & Business Equipment -- 0.5%
                       Xerox Corp. 7.13% due 06/15/10..............................     450,000       461,250
                       Electronics -- 0.5%
                       Rayovac Corp. 8.50% due 10/01/13............................     145,000       153,338
                       UCAR Finance, Inc. 10.25% due 02/15/12......................     230,000       257,600
                       Internet Content -- 0.4%
                       Cablecom Luxembourg SCA 9.38% due 04/15/14*.................     335,000       397,752
                       Internet Software -- 0.0%
                       Exodus Communications, Inc. 11.63% due 07/15/10(4)(6).......     376,235             0
                       Telecommunications -- 4.4%
                       AXtel SA 11.00% due 12/15/13*...............................     265,000       259,037

                                                           ---------------------

                                                                                     PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       General Cable Corp. 9.50% due 11/15/10......................  $   95,000   $   103,550
                       MetroPCS, Inc. 10.75% due 10/01/11..........................     220,000       228,800
                       Nextel Communications, Inc. 6.88% due 10/31/13..............     455,000       461,825
                       Nortel Networks Corp. 4.25% due 09/01/08....................     200,000       189,750
                       PanAmSat Corp. 9.00% due 08/15/14...........................     205,000       205,000
                       Primus Telecommunications Group 8.00% due 01/15/14..........     395,000       292,300
                       Qwest Communications International, Inc. 4.75% due
                         02/15/09*(2)..............................................     365,000       348,575
                       Qwest Services Corp. 13.00% due 12/15/07*...................     135,000       154,237
                       Rural Cellular Corp. 6.02% due 03/15/10*(2).................     115,000       118,163
                       Satelites Mexicanos SA de CV 10.13% due 11/01/04(4).........   1,333,000       573,190
                       SBA Communications Corp. 10.25% due 02/01/09................     265,000       274,275
                       SBA Telecommunications, Inc. 9.75% due 12/15/11(5)..........     390,000       295,425
                       UbiquiTel Operating Co. 14.00% due 04/15/10(5)..............      70,000        70,350
                       United States West Communications, Inc. 5.63% due
                         11/15/08..................................................      60,000        59,100
                       United States West Communications, Inc. 6.63% due
                         09/15/05..................................................     100,000       101,750
                       US Unwired, Inc. 10.00% due 06/15/12*.......................     340,000       346,800
                                                                                                  ------------
                                                                                                    6,125,873
                                                                                                  ------------
                       MATERIALS -- 7.4%
                       Chemicals -- 3.3%
                       Avecia Group, PLC 11.00% due 07/01/09.......................     120,000        91,800
                       Cognis Deutschland GmbH & Co. KG 6.90% due 11/15/13*(2).....     200,000       242,875
                       Equistar Chemicals LP 10.13% due 09/01/08...................     225,000       246,656
                       Equistar Chemicals LP 10.63% due 05/01/11...................     175,000       194,250
                       FMC Corp. 10.25% due 11/01/09...............................      85,000        98,175
                       Huntsman International, LLC 10.13% due 07/01/09.............     275,000       321,839
                       International Specialty Holdings, Inc. 10.63% due
                         12/15/09..................................................     285,000       313,500
                       Lyondell Chemical Co. 10.50% due 06/01/13...................     210,000       230,212
                       Millennium America, Inc. 7.00% due 11/15/06.................     130,000       133,250
                       Millennium America, Inc. 9.25% due 06/15/08.................     190,000       205,200
                       Nalco Co. 7.75% due 11/15/11*...............................      80,000        83,200
                       Nalco Co. 8.88% due 11/15/13*...............................     265,000       278,250
                       Rhodia SA 8.88% due 06/01/11*...............................     240,000       206,400
                       Rockwood Specialties Group, Inc. 10.63% due 05/15/11........     175,000       188,125
                       SGL Carbon Luxembourg SA 8.50% due 02/01/12*................     110,000       128,291
                       Westlake Chemical Corp. 8.75% due 07/15/11..................      95,000       104,263
                       Forest Products -- 3.4%
                       Abitibi Consolidated, Inc. 6.00% due 06/20/13...............     300,000       272,250
                       Abitibi Consolidated, Inc. 7.75% due 06/15/11*..............     185,000       186,850
                       Associated Materials, Inc. 11.25% due 03/01/14*(5)..........     595,000       416,500
                       Georgia-Pacific Corp. 8.88% due 02/01/10....................     325,000       372,937
                       Norampac, Inc. 6.75% due 06/01/13...........................     110,000       110,550
                       Owens-Illinois, Inc. 7.35% due 05/15/08.....................      30,000        30,600
                       Owens-Illinois, Inc. 7.50% due 05/15/10.....................     535,000       543,025
                       Pliant Corp. 13.00% due 06/01/10............................      85,000        77,563
                       Tembec Industries, Inc. 8.50% due 02/01/11..................     435,000       450,225
                       Tjiwi Kimia Finance Mauritius, Ltd. 10.00% due
                         08/01/04(4)...............................................     640,000       236,800
                       Tjiwi Kimia International Finance BV 13.25% due
                         08/01/49(4)...............................................     900,000       333,000
                       WII Components, Inc. 10.00% due 02/15/12*...................      85,000        84,362
                       Metals & Minerals -- 0.7%
                       Glencore Nickel Property, Ltd. 9.00% due 12/01/14(4)(6).....     135,000            14
                       Murrin Murrin Holdings Property, Ltd. 9.38% due
                         08/31/07(4)(6)............................................     600,000            60
                       Trimas Corp. 9.88% due 06/15/12.............................     360,000       376,200
                       United States Steel Corp. 9.75% due 05/15/10................     236,000       262,550
                                                                                                  ------------
                                                                                                    6,819,772
                                                                                                  ------------

---------------------

                                                                                     PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 37.6%
                       Foreign Government -- 37.6%
                       Central Bank of Nigeria, Series WW 6.25% due 11/15/20(5)....  $  750,000   $   663,750
                       Federal Republic of Brazil 8.00% due 04/15/14(8)............   2,222,399     2,100,167
                       Federal Republic of Brazil 8.88% due 04/15/24(8)............   1,080,000       914,760
                       Federal Republic of Brazil 11.00% due 08/17/40..............   1,440,000     1,411,200
                       Federal Republic of Brazil 11.25% due 07/26/07..............   1,020,000     1,117,410
                       Federal Republic of Brazil 14.50% due 10/15/09..............   1,000,000     1,202,500
                       Government of Malaysia 8.75% due 06/01/09...................   1,220,000     1,445,456
                       Republic of Argentina 6.00% due 03/31/23+(4)................     997,000       508,470
                       Republic of Argentina 11.38% due 03/15/10+(4)...............     245,000        75,950
                       Republic of Argentina 11.38% due 01/30/17+(4)...............     165,000        52,882
                       Republic of Argentina 11.75% due 04/07/09+(4)...............   1,210,000       375,100
                       Republic of Argentina 11.75% due 12/31/49(4)................      80,000        25,200
                       Republic of Argentina 12.00% due 02/01/20+(4)...............      40,000        11,200
                       Republic of Argentina 82.33% due 04/10/05+(4)...............   1,520,000       524,400
                       Republic of Brazil 6.00% due 04/15/24(1)(8).................     370,000       293,225
                       Republic of Bulgaria 8.25% due 01/15/15*....................     699,000       828,372
                       Republic of Colombia 9.75% due 04/09/11.....................     681,305       764,764
                       Republic of Ivory Coast 2.00% due 03/29/18..................     570,000        85,500
                       Republic of Panama 9.38% due 04/01/29.......................     210,000       232,050
                       Republic of Panama 9.63% due 02/08/11.......................     430,000       482,675
                       Republic of Peru 4.50% due 03/07/17(1)......................     360,000       296,100
                       Republic of Peru 8.38% due 05/03/16.........................     210,000       199,500
                       Republic of Peru 9.88% due 02/06/15.........................     495,000       530,888
                       Republic of Philippines 8.88% due 03/17/15..................   1,260,000     1,260,000
                       Republic of Philippines 9.00% due 02/15/13..................     440,000       448,800
                       Republic of Philippines 9.88% due 01/15/19..................     600,000       618,000
                       Republic of Turkey 11.00% due 01/14/13......................   1,320,000     1,521,300
                       Republic of Turkey 11.50% due 01/23/12......................     710,000       832,475
                       Republic of Turkey 11.88% due 01/15/30......................     470,000       599,250
                       Republic of Venezuela 9.25% due 09/15/27....................     690,000       612,030
                       Republic of Venezuela 10.75% due 09/19/13...................   1,510,000     1,567,380
                       Russian Federation 5.00% due 03/31/07*(5)(8)................   3,114,556     2,859,155
                       Russian Federation 8.25% due 03/31/10(8)....................     950,000     1,021,250
                       Russian Federation 11.00% due 07/24/18(8)...................   1,761,000     2,221,502
                       Russian Federation 12.75% due 06/24/28......................   1,685,000     2,452,854
                       State of Qatar 9.75% due 06/15/30...........................     320,000       443,200
                       Ukraine Government 5.33% due 08/05/09*(2)...................     540,000       540,000
                       United Mexican States 8.13% due 12/30/19(8).................     480,000       529,200
                       United Mexican States 8.38% due 01/14/11(8).................     380,000       435,100
                       United Mexican States 10.38% due 02/17/09(8)................     370,000       450,845
                       United Mexican States 11.38% due 09/15/16(8)................     640,000       907,200
                       United Mexican States 11.50% due 05/15/26(8)................     700,000       991,550
                       United Mexican States, Series A 8.00% due 09/24/22..........     300,000       321,000
                                                                                                  ------------
                                                                                                   34,773,610
                                                                                                  ------------
                       REAL ESTATE -- 0.7%
                       Real Estate Companies -- 0.6%
                       CB Richard Ellis Services, Inc. 9.75% due 05/15/10..........      36,000        39,600
                       CB Richard Ellis Services, Inc. 11.25% due 06/15/11.........     280,000       320,600
                       LNR Property Corp. 7.63% due 07/15/13.......................     190,000       190,000
                       Real Estate Investment Trusts -- 0.1%
                       iStar Financial, Inc. 8.75% due 08/15/08....................      63,000        71,303
                                                                                                  ------------
                                                                                                      621,503
                                                                                                  ------------
                       UTILITIES -- 3.6%
                       Electric Utilities -- 1.7%
                       AES Corp. 7.75% due 03/01/14................................     135,000       131,288
                       AES Corp. 8.88% due 02/15/11................................      26,000        27,755

                                                           ---------------------

                                                                                     PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Electric Utilities (continued)
                       AES Corp. 9.00% due 05/15/15*...............................  $  175,000   $   191,187
                       AES Corp. 9.38% due 09/15/10................................      30,000        32,550
                       Allegheny Energy, Inc. 7.75% due 08/01/05...................     105,000       108,412
                       BRL Universal Equipment 2001 A., LP 8.88% due 02/15/08......     265,000       283,881
                       Ipalco Enterprises, Inc. 8.63% due 11/14/11(2)..............      80,000        89,600
                       Monongahela Power Co. 5.00% due 10/01/06....................     205,000       209,550
                       MSW Energy Holdings, LLC 7.38% due 09/01/10.................     175,000       178,500
                       MSW Energy Holdings, LLC 8.50% due 09/01/10.................      45,000        48,150
                       Nevada Power Co. 8.25% due 06/01/11.........................     140,000       151,550
                       Nevada Power Co. 9.00% due 08/15/13.........................     160,000       178,400
                       Gas & Pipeline Utilities -- 1.6%
                       Dynegy Holdings, Inc. 6.88% due 04/01/11....................     300,000       270,000
                       Dynegy Holdings, Inc. 9.88% due 07/15/10*...................     135,000       147,487
                       GulfTerra Energy Partners LP 8.50% due 06/01/10.............      40,000        43,800
                       GulfTerra Energy Partners LP 10.63% due 12/01/12............     168,000       201,600
                       Northwest Pipeline Corp. 8.13% due 03/01/10.................      45,000        49,894
                       Pacific Energy Partners LP 7.13% due 06/15/14*..............     165,000       169,950
                       Southern Natural Gas Co. 8.88% due 03/15/10.................      85,000        93,713
                       Transcontinental Gas Pipe Line Corp. 8.88% due 07/15/12.....      70,000        81,550
                       Williams Cos., Inc. 7.88% due 09/01/21......................     395,000       398,950
                       Telephone -- 0.3%
                       Centennial Communications Corp. 8.13% due 02/01/14*.........     270,000       251,775
                                                                                                  ------------
                                                                                                    3,339,542
                                                                                                  ------------
                       TOTAL BONDS & NOTES (cost $89,502,128)......................                88,276,108
                                                                                                  ------------

                       COMMON STOCK -- 0.0%                                                SHARES
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       Ventelo GmbH(6).............................................         11,286            0
                       Viatel Holding Bermuda, Ltd.+...............................            603          555
                                                                                                     -----------
                                                                                                            555
                                                                                                     -----------
                       TOTAL COMMON STOCK (cost $400,000)..........................                         555
                                                                                                     -----------

                       PREFERRED STOCK -- 0.7%
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 0.4%
                       Energy Services -- 0.4%
                       TNP Enterprises, Inc. 14.50%(3).............................            319      381,513
                                                                                                     -----------
                       INFORMATION & ENTERTAINMENT -- 0.3%
                       Broadcasting & Media -- 0.3%
                       Paxson Communications Corp. 9.75%*(3).......................              8       56,800
                       Paxson Communications Corp. 14.25%(3).......................             24      207,600
                                                                                                     -----------
                                                                                                        264,400
                                                                                                     -----------
                       TOTAL PREFERRED STOCK (cost $416,439).......................                     645,913
                                                                                                     -----------

---------------------
    48

                                                                                                      VALUE
                       WARRANTS -- 0.0%+                                               SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
                       Foreign Government -- 0.0%
                       Republic of Venezuela Expires 04/15/20(6)...................       2,650   $          0
                       Central Bank of Nigeria Expires 11/15/20(6).................         750              0
                                                                                                  -------------
                       UTILITIES -- 0.0%
                       Electric Utilities -- 0.0%
                       SW Acquisition LP Expires 04/01/11*.........................         600         18,000
                                                                                                  -------------
                       TOTAL WARRANTS (cost $22,867)...............................                     18,000
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $90,242,243)..............                 88,940,576
                                                                                                  -------------
                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 0.1%                                   AMOUNT
                       ----------------------------------------------------------------------------------------
                       U.S. TREASURY BILLS -- 0.1%
                       United States Treasury Bills 1.65%
                         due 01/13/05 (cost $99,168)(8)............................  $  100,000         99,168
                                                                                                  -------------

                       REPURCHASE AGREEMENT -- 4.9%
                       ----------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement
                         Account(7)(8)
                         (cost $4,490,000).........................................   4,490,000      4,490,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $94,831,411)@                           101.2%                         93,529,744
                       Liabilities in excess of other assets --         (1.2)                         (1,107,665)
                                                                       ------                        ------------
                       NET ASSETS --                                   100.0%                        $92,422,079
                                                                       ======                        ============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of these securities was $16,156,832 representing 16.8% of net assets.
               @  See Note 3 for cost of investments on a tax basis.
              (1) Variable rate security -- the rate reflected is as of July 31,
                  2004; maturity date reflects next reset date.
              (2) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of July 31, 2004.
              (3) PIK ("Payment-in-Kind") bond. Payments made with additional securities in lieu of cash.
              (4) Bond in default
              (5) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
              (6) Fair valued security; see Note 2.
              (7) See Note 2 for details of Joint Repurchase Agreement.
              (8) The security or a portion thereof represents collateral for open futures contracts.

              Allocation of investments as a percentage of net assets by country as of July 31, 2004:

United States..........................    70.3%
Russia.................................     9.3%
Brazil.................................     5.1%
Philippines............................     2.0%
Mexico.................................     1.7%
Malaysia...............................     1.6%
Argentina..............................     1.2%
Peru...................................     1.1%
Luxembourg.............................     1.0%
Canada.................................     0.9%
Chile..................................     0.8%
Panama.................................     0.8%
Nigeria................................     0.7%
Germany................................     0.6%
Indonesia..............................     0.6%
Turkey.................................     0.6%
Ukraine................................     0.6%
Qatar..................................     0.5%
Bangladesh.............................     0.5%
Belgium................................     0.4%
Ireland................................     0.4%
Tunisia................................     0.3%
China..................................     0.1%
Korea..................................     0.1%
                                          ------
                                          101.2%
                                          ======

                                                           ---------------------

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                     UNREALIZED
                        NUMBER OF                                     EXPIRATION      VALUE AT      VALUE AS OF     APPRECIATION
                        CONTRACTS            DESCRIPTION                 DATE        TRADE DATE    JULY 31, 2004   (DEPRECIATION)
                       ----------------------------------------------------------------------------------------------------------
                        12   Short  U.S. Treasury 5 Year Note....   September 2004   $ 1,303,236    $ 1,314,000      $ (10,764)
                         2   Short  U.S. Treasury 5 Year Note....   September 2004       207,452        216,438         (8,981)
                        85   Short  U.S. Treasury 5 Year Note....   September 2004     9,189,997      9,307,500       (117,503)
                        10   Short  U.S. Treasury 10 Year Note...   September 2004     1,103,536      1,107,188         (3,652)
                                                                                                                     ----------
                                                                                                                     $(140,900)
                                                                                                                     ==========

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                              CONTRACT                    IN            DELIVERY    GROSS UNREALIZED
                             TO DELIVER              EXCHANGE FOR         DATE        APPRECIATION
                       -----------------------------------------------------------------------------
                       *EUR            420,000   USD          514,920   10/26/04        $10,491
                       EUR           1,080,000   USD        1,324,080   10/26/04         26,977
                       EUR              35,000   USD           42,910   10/26/04            874
                       EUR             600,000   USD          735,480   10/26/04         14,867
                                                                                        --------
                                                                                        $53,209
                                                                                        ========

                              CONTRACT                    IN             DELIVERY    GROSS UNREALIZED
                             TO DELIVER              EXCHANGE FOR          DATE       (DEPRECIATION)
                       ------------------------------------------------------------------------------
                       *USD            115,000   EUR          138,393   10/26/2004       $  (276)
                                                                                         --------
                                Net Unrealized Appreciation (Depreciation)........       $52,933
                                                                                         ========

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.
              USD -- United States Dollar
              EUR -- Euro

              See Notes to Financial Statements

---------------------
    50

---------------------

    SUNAMERICA SERIES TRUST
    SUNAMERICA BALANCED PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    U.S. Government Agencies.....................  15.7%
    Financial Services...........................  10.1%
    Retail.......................................   5.6%
    Computer & Business Equipment................   5.0%
    U.S. Government Treasuries...................   5.0%
    Banks........................................   4.8%
    Telecommunications...........................   4.7%
    Drugs........................................   4.6%
    Computer Software............................   4.1%
    Multi-Industry...............................   3.9%
    Energy Services..............................   3.6%
    Aerospace & Military Technology..............   3.4%
    Medical Products.............................   3.0%
    Broadcasting & Media.........................   2.5%
    Machinery....................................   2.5%
    Communication Equipment......................   2.2%
    Health Services..............................   2.2%
    Electronics..................................   2.0%
    Food, Beverage & Tobacco.....................   2.0%
    Energy Sources...............................   1.9%
    Household Products...........................   1.6%
    Insurance....................................   1.1%
    Leisure & Tourism............................   1.1%
    Transportation...............................   1.0%
    Chemicals....................................   1.0%
    Electric Utilities...........................   0.9%
    Forest Products..............................   0.8%
    Apparel & Textiles...........................   0.7%
    Automotive...................................   0.4%
    Business Services............................   0.4%
    Foreign Government...........................   0.4%
    Gas & Pipeline Utilities.....................   0.4%
    Metals & Minerals............................   0.2%
    Telephone....................................   0.2%
    Repurchase Agreement.........................   0.3%
                                                   -----
                                                   99.3%
                                                   =====

    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SUNAMERICA BALANCED PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                       VALUE
                       COMMON STOCK -- 63.7%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 6.0%
                       Apparel & Textiles -- 0.7%
                       Nike, Inc., Class B.........................................       30,000   $  2,181,300
                       Retail -- 5.3%
                       Kohl's Corp.+...............................................       80,000      3,660,800
                       Limited, Inc. ..............................................      160,000      3,270,400
                       Nordstrom, Inc. ............................................       50,000      2,195,000
                       Tiffany & Co. ..............................................       60,000      2,145,000
                       Wal-Mart Stores, Inc. ......................................       85,600      4,537,656
                       Williams-Sonoma, Inc.+......................................       48,300      1,569,267
                                                                                                   -------------
                                                                                                     19,559,423
                                                                                                   -------------
                       CONSUMER STAPLES -- 3.1%
                       Food, Beverage & Tobacco -- 1.7%
                       Altria Group, Inc. .........................................       59,200      2,817,920
                       Coca-Cola Co. ..............................................       62,600      2,745,636
                       Household Products -- 1.4%
                       Estee Lauder Cos., Inc., Class A............................       49,000      2,151,100
                       Procter & Gamble Co. .......................................       41,000      2,138,150
                                                                                                   -------------
                                                                                                      9,852,806
                                                                                                   -------------
                       ENERGY -- 4.7%
                       Energy Services -- 3.0%
                       Baker Hughes, Inc. .........................................       45,000      1,813,500
                       Exxon Mobil Corp. ..........................................      122,100      5,653,230
                       Marathon Oil Corp. .........................................       58,000      2,184,860
                       Energy Sources -- 1.7%
                       Burlington Resources, Inc. .................................       55,800      2,129,886
                       EOG Resources, Inc. ........................................       31,300      1,989,115
                       XTO Energy, Inc. ...........................................       45,000      1,345,500
                                                                                                   -------------
                                                                                                     15,116,091
                                                                                                   -------------
                       FINANCE -- 10.2%
                       Banks -- 3.6%
                       Bank of America Corp. ......................................       54,600      4,641,546
                       Mellon Financial Corp. .....................................       74,100      2,036,268
                       U.S. Bancorp................................................      108,600      3,073,380
                       Wells Fargo & Co. ..........................................       32,700      1,877,307
                       Financial Services -- 6.0%
                       American Express Co. .......................................       64,700      3,251,175
                       Capital One Financial Corp. ................................       28,700      1,989,484
                       CIT Group, Inc. ............................................       53,900      1,873,564
                       Citigroup, Inc. ............................................       70,200      3,095,118
                       Goldman Sachs Group, Inc. ..................................       22,700      2,001,913
                       J.P. Morgan Chase & Co. ....................................       74,000      2,762,420
                       Merrill Lynch & Co., Inc. ..................................       30,100      1,496,572
                       Morgan Stanley..............................................       59,900      2,954,867

---------------------
    52

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 0.6%
                       Berkshire Hathaway, Inc., Class B+..........................          700   $  2,025,800
                                                                                                   -------------
                                                                                                     33,079,414
                                                                                                   -------------
                       HEALTHCARE -- 9.2%
                       Drugs -- 4.4%
                       Allergan, Inc. .............................................       19,700      1,490,108
                       Amgen, Inc.+................................................       40,000      2,275,200
                       Merck & Co., Inc. ..........................................       52,750      2,392,213
                       Pfizer, Inc. ...............................................      145,140      4,638,674
                       Teva Pharmaceutical Industries, Ltd. ADR....................      110,600      3,273,760
                       Health Services -- 2.0%
                       Aetna, Inc. ................................................       30,000      2,574,000
                       Anthem, Inc.+...............................................       22,800      1,880,316
                       Caremark Rx, Inc.+..........................................       68,800      2,098,400
                       Medical Products -- 2.8%
                       Becton Dickinson & Co. .....................................       38,600      1,823,078
                       Genentech, Inc.+............................................       41,000      1,995,880
                       Johnson & Johnson...........................................       63,800      3,526,226
                       St. Jude Medical, Inc.+.....................................       26,300      1,791,819
                                                                                                   -------------
                                                                                                     29,759,674
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 10.5%
                       Aerospace & Military Technology -- 3.3%
                       Boeing Co. .................................................       54,100      2,745,575
                       General Dynamics Corp. .....................................       35,000      3,458,700
                       United Technologies Corp. ..................................       48,200      4,506,700
                       Machinery -- 2.4%
                       Danaher Corp. ..............................................       50,000      2,532,500
                       Illinois Tool Works, Inc. ..................................       25,000      2,263,000
                       Tyco International, Ltd. ...................................       98,800      3,062,800
                       Multi-Industry -- 3.9%
                       General Electric Co. .......................................      227,000      7,547,750
                       Honeywell International, Inc. ..............................      133,400      5,017,174
                       Transportation -- 0.9%
                       United Parcel Service, Inc., Class B........................       40,200      2,892,792
                                                                                                   -------------
                                                                                                     34,026,991
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 2.4%
                       Broadcasting & Media -- 1.7%
                       Time Warner, Inc.+..........................................      195,600      3,256,740
                       Walt Disney Co. ............................................       87,400      2,018,066
                       Leisure & Tourism -- 0.7%
                       Carnival Corp. .............................................       50,400      2,349,144
                                                                                                   -------------
                                                                                                      7,623,950
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 16.3%
                       Communication Equipment -- 2.2%
                       Motorola, Inc. .............................................      163,200      2,599,776
                       QUALCOMM, Inc. .............................................       63,800      4,407,304
                       Computers & Business Equipment -- 5.0%
                       Dell, Inc.+.................................................       69,400      2,461,618
                       EMC Corp.+..................................................      192,300      2,109,531
                       International Business Machines Corp. ......................       31,800      2,768,826

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment (continued)
                       Lexmark International, Inc., Class A+.......................       55,200   $  4,885,200
                       Xerox Corp.+................................................      280,000      3,880,800
                       Computer Software -- 4.0%
                       Adobe Systems, Inc. ........................................       53,600      2,260,848
                       Electronic Arts, Inc.+......................................       71,000      3,559,230
                       Microsoft Corp. ............................................      247,000      7,029,620
                       Electronics -- 2.0%
                       Applied Materials, Inc.+....................................       70,000      1,187,900
                       Intel Corp. ................................................      116,900      2,850,022
                       Texas Instruments, Inc. ....................................      124,000      2,644,920
                       Telecommunications -- 3.1%
                       Cisco Systems, Inc.+........................................      136,800      2,853,648
                       Nextel Communications, Inc., Class A+.......................      141,800      3,227,368
                       Scientific-Atlanta, Inc. ...................................       40,000      1,230,000
                       Verizon Communications, Inc. ...............................       72,400      2,790,296
                                                                                                   -------------
                                                                                                     52,746,907
                                                                                                   -------------
                       MATERIALS -- 1.3%
                       Chemicals -- 0.7%
                       Monsanto Co. ...............................................       60,000      2,175,600
                       Forest Products -- 0.6%
                       MeadWestvaco Corp. .........................................       72,500      2,164,850
                                                                                                   -------------
                                                                                                      4,340,450
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $195,569,481)......................                 206,105,706
                                                                                                   -------------
                                                                                      PRINCIPAL
                       ASSET-BACKED SECURITIES -- 0.6%                                 AMOUNT
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 0.6%
                       Financial Services -- 0.6%
                       Residential Funding Mtg. Securities II, Series 2004-HI1 A3
                         3.05% due 07/25/16 (cost $2,012,468)......................  $ 2,017,000      1,977,474
                                                                                                   -------------

                       BONDS & NOTES -- 34.7%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.7%
                       Automotive -- 0.4%
                       Dana Corp. 9.00% due 08/15/11...............................      100,000        118,000
                       Ford Motor Co. 7.45% due 07/16/31...........................      304,000        289,134
                       General Motors Corp. 7.20% due 01/15/11.....................      341,000        356,448
                       General Motors Corp. 8.38% due 07/15/33.....................      159,000        166,226
                       Goodrich Corp. 6.45% due 12/15/07...........................      341,000        368,114
                       Retail -- 0.3%
                       J.C. Penney Co., Inc. 7.13% due 11/15/23....................      250,000        260,000
                       Jean Coutu Group, Inc. 8.50% due 08/01/14*..................       50,000         49,562
                       May Department Stores Co. 3.95% due 07/15/07*...............      289,000        288,997
                       Rental Way, Inc. 11.88% due 06/15/10........................       75,000         82,500
                       Wal-Mart Stores, Inc. 6.88% due 08/10/09....................      341,000        381,811
                                                                                                   -------------
                                                                                                      2,360,792
                                                                                                   -------------

---------------------
    54

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER STAPLES -- 0.5%
                       Food, Beverage & Tobacco -- 0.3%
                       Anheuser-Busch Cos., Inc. 5.95% due 01/15/33................  $   341,000   $    343,323
                       Coca-Cola Enterprises, Inc. 8.50% due 02/01/22..............      213,000        271,277
                       Pepsico, Inc. 3.20% due 05/15/07............................      280,000        278,765
                       Household Products -- 0.2%
                       Procter & Gamble Co. 5.50% due 02/01/34.....................      341,000        327,091
                       Pulte Homes, Inc. 4.88% due 07/15/09........................      145,000        144,894
                       Sealed Air Corp. 6.88% due 07/15/33*........................      169,000        172,532
                                                                                                   -------------
                                                                                                      1,537,882
                                                                                                   -------------
                       ENERGY -- 0.9%
                       Energy Services -- 0.7%
                       Amerada Hess Corp. 6.65% due 08/15/11.......................      341,000        365,688
                       Conoco, Inc. 6.95% due 04/15/29.............................      341,000        379,575
                       Devon Energy Corp. 2.75% due 08/01/06.......................      250,000        246,936
                       Duke Capital, LLC 5.50% due 03/01/14........................      140,000        138,057
                       El Paso Production Holding Co. 7.75% due 06/01/13...........      200,000        190,500
                       EnCana Corp. 6.50% due 08/15/34.............................      194,000        196,699
                       FirstEnergy Corp. 5.50% due 11/15/06........................      341,000        354,884
                       Gazprom International SA 7.20% due 02/01/20*................      146,000        143,810
                       Hanover Compressor Co. zero coupon due 03/31/07.............      200,000        163,000
                       Energy Sources -- 0.2%
                       Calpine Canada Energy Finance 8.50% due 05/01/08............      400,000        249,000
                       Chesapeake Energy Corp. 7.75% due 01/15/15..................      150,000        158,625
                       Enterprise Products Operating LP 6.88% due 03/01/33.........      341,000        323,289
                                                                                                   -------------
                                                                                                      2,910,063
                                                                                                   -------------
                       FINANCE -- 5.2%
                       Banks -- 1.2%
                       BankBoston Capital Trust IV 1.97% due 06/08/28(2)...........      307,000        295,364
                       European Investment Bank 4.00% due 03/15/05.................      256,000        259,778
                       First Maryland Capital II 2.03% due 02/01/27(2).............      271,000        262,808
                       First Union Bancorp. 7.50% due 04/15/35.....................      195,000        234,366
                       Huntington National Bank 4.65% due 06/30/09.................      145,000        146,397
                       Key Bank NA 4.10% due 06/30/05..............................      341,000        346,523
                       Key Bank NA 7.00% due 02/01/11..............................      123,000        136,131
                       MBNA America Bank NA 5.38% due 01/15/08.....................      140,000        145,674
                       United States Bank National Assoc. 3.70% due 08/01/07.......      289,000        289,798
                       Wachovia Corp. 5.25% due 08/01/14...........................      289,000        285,236
                       Washington Mutual Bank 5.50% due 01/15/13...................      341,000        345,816
                       Washington Mutual Bank FA 5.65% due 08/15/14................      289,000        290,159
                       Washington Mutual Finance Corp. 6.25% due 05/15/06..........      278,000        294,177
                       Wells Fargo & Co. 5.13% due 09/01/12........................      196,000        196,641
                       World Savings Bank 4.50% due 06/15/09.......................      174,000        175,881
                       Financial Services -- 3.5%
                       Alamosa Delaware, Inc. 12.00% due 07/31/09(1)...............      450,000        439,875
                       American Express Centurion Bank 4.38% due 07/30/09..........      145,000        145,485
                       American Honda Finance Corp. 4.50% due 05/26/09*............      161,000        162,022
                       Athena Neurosciences Finance, LLC 7.25% due 02/21/08........      170,000        167,875
                       Capital One Bank 5.13% due 02/15/14.........................      341,000        326,768
                       Capital One Financial Corp. 6.25% due 11/15/13..............      341,000        349,138
                       CIT Group, Inc. 7.75% due 04/02/12..........................      145,000        166,553
                       Citicorp Capital I 7.93% due 02/15/27.......................      242,000        267,254
                       CS First Boston Mtg. Securities Corp., Series 1998-C1 A1B
                         6.48% due 05/17/40........................................    2,500,000      2,706,324
                       CSX Corp. 2.75% due 02/15/06................................      341,000        338,386
                       Ford Motor Credit Co. 1.67% due 03/13/07(2).................      224,000        218,672
                       Ford Motor Credit Co. 7.38% due 10/28/09....................      269,000        288,607

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       General Electric Capital Corp. 2.80% due 01/15/07...........  $   308,000   $    304,459
                       General Electric Capital Corp. 6.13% due 02/22/11...........      341,000        367,532
                       General Electric Capital Corp. 6.75% due 03/15/32...........      171,000        186,711
                       General Motors Acceptance Corp. 4.50% due 07/15/06..........      341,000        345,769
                       General Motors Corp. 8.25% due 07/15/23.....................      336,000        349,115
                       Household Finance Corp. 4.75% due 05/15/09..................      139,000        140,919
                       J.P. Morgan Chase & Co. 4.88% due 03/15/14..................      145,000        138,726
                       J.P. Morgan Chase & Co. 5.25% due 05/30/07..................      341,000        356,319
                       J.P. Morgan Chase & Co. 6.63% due 03/15/12..................      341,000        371,850
                       Lehman Brothers Holdings, Inc. 6.63% due 01/18/12...........      145,000        158,588
                       Morgan Stanley 3.88% due 01/15/09...........................       34,000         33,373
                       Morgan Stanley 4.75% due 04/01/14...........................      719,000        671,359
                       PNC Funding Corp. 5.75% due 08/01/06........................      279,000        292,611
                       Pricoa Global Funding I 4.35% due 06/15/08*.................      154,000        155,354
                       Royal KPN NV 7.50% due 10/01/05.............................      231,000        243,789
                       Royal KPN NV 8.00% due 10/01/10.............................      341,000        396,657
                       Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06......      341,000        357,386
                       Tyco International Group SA Participation Certificate Trust
                         4.44% due 06/15/07*.......................................      290,000        292,326
                       Unilever Capital Corp. 5.90% due 11/15/32...................      341,000        336,577
                       Weyerhaeuser Co. 5.50% due 03/15/05.........................      102,000        103,941
                       Zurich Reinsurance Centre Holdings, Inc. 7.13% due
                         10/15/23..................................................      235,000        205,532
                       Insurance -- 0.5%
                       Allstate Corp. 7.20% due 12/01/09...........................      341,000        391,326
                       Assurant, Inc. 5.63% due 02/15/14...........................      140,000        139,377
                       Chukchansi Economic Development Authority 14.50% due
                         06/15/09*.................................................      250,000        311,875
                       Fairfax Financial Holdings, Ltd. 7.38% due 04/15/18.........       25,000         22,188
                       Fairfax Financial Holdings, Ltd. 7.75% due 07/15/37.........       50,000         42,250
                       Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15.........      175,000        168,875
                       MetLife, Inc. 6.38% due 06/15/34............................      337,000        340,504
                       Ohio Casualty Corp. 7.30% due 06/15/14......................      277,000        280,280
                                                                                                   -------------
                                                                                                     16,787,276
                                                                                                   -------------
                       HEALTHCARE -- 0.6%
                       Drugs -- 0.2%
                       Cardinal Health, Inc. 6.75% due 02/15/11....................      171,000        179,730
                       Pfizer, Inc. 2.50% due 03/15/07.............................      341,000        335,604
                       Schering-Plough Corp. 6.50% due 12/01/33(2).................      159,000        162,816
                       Health Services -- 0.2%
                       HCA, Inc. 6.95% due 05/01/12................................      225,000        237,036
                       IASIS Healthcare Corp. 8.75% due 06/15/14*..................       50,000         51,750
                       Omega Healthcare Investors, Inc. 7.00% due 04/01/14*........      225,000        214,312
                       Tenet Healthcare Corp. 5.00% due 07/01/07...................      175,000        175,875
                       Medical Products -- 0.2%
                       Boston Scientific Corp. 5.45% due 06/15/14..................      154,000        155,045
                       Johnson & Johnson 4.95% due 05/15/33........................      341,000        303,245
                                                                                                   -------------
                                                                                                      1,815,413
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.7%
                       Aerospace & Military Technology -- 0.1%
                       Northrop Grumman Corp. 7.13% due 02/15/11...................      292,000        328,450
                       Business Services -- 0.4%
                       Allied Waste North America, Inc. 5.75% due 02/15/11.........      100,000         94,250
                       Hertz Corp. 6.35% due 06/15/10..............................      145,000        147,163
                       Hertz Corp. 6.90% due 08/15/14..............................      101,000        101,365
                       International Business Machines Corp. 6.22% due 08/01/27....      172,000        176,468

---------------------
    56

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services (continued)
                       USA Waste Services, Inc. 7.00% due 07/15/28.................  $   341,000   $    361,114
                       Waste Management, Inc. 7.38% due 05/15/29...................      173,000        191,491
                       Machinery -- 0.1%
                       Atlas Copco AB 6.50% due 04/01/08*..........................      123,000        132,190
                       Owens Brockway Glass Container 8.88% due 02/15/09...........      100,000        108,750
                       Tyco International Group SA 6.38% due 10/15/11..............      139,000        149,363
                       Transportation -- 0.1%
                       Canadian National Railway Co. 6.25% due 08/01/34............      337,000        338,135
                                                                                                   -------------
                                                                                                      2,128,739
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 1.2%
                       Broadcasting & Media -- 0.8%
                       AOL Time Warner, Inc. 6.13% due 04/15/06....................      341,000        357,203
                       Charter Communications Holdings, LLC 11.13% due 01/15/11....      240,000        190,200
                       Comcast Cable Communications, Inc. 6.88% due 06/15/09.......      341,000        374,115
                       CSC Holdings, Inc. 7.88% due 02/15/18.......................      275,000        263,313
                       Liberty Media Corp. 3.02% due 09/17/06(2)...................      308,000        312,672
                       MJD Communications, Inc. 9.50% due 05/01/08.................      375,000        386,250
                       News America, Inc. 7.63% due 11/30/28.......................      341,000        388,431
                       Telenet Group Holding NV 11.50% due 06/15/14*(1)............      475,000        307,563
                       Time Warner, Inc. 6.63% due 05/15/29........................      341,000        336,463
                       Young Broadcasting, Inc. 10.00% due 03/01/11................      150,000        151,500
                       Leisure & Tourism -- 0.4%
                       American Airlines, Inc. 6.82% due 05/23/11..................      350,000        312,038
                       Atlas Air, Inc., Series 99-1A Pass Through 6.88% due
                         07/02/09..................................................      325,000        305,560
                       Atlas Air, Inc., Series 99-1B Pass Through 7.63% due
                         01/02/15..................................................      309,443        203,164
                       Continental Airlines, Inc. 9.56% due 09/01/19...............      308,000        308,000
                       Continental Airlines, Inc., Series 991C Pass Through 6.95%
                         due 08/02/09..............................................      176,907        135,931
                       Riviera Holdings Corp. 11.00% due 06/15/10..................       35,000         38,325
                                                                                                   -------------
                                                                                                      4,370,728
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 1.6%
                       Computers & Business Equipment -- 0.0%
                       Xerox Corp. 7.63% due 06/15/13..............................      125,000        128,125
                       Telecommunications -- 1.6%
                       AT&T Wireless Services, Inc. 7.88% due 03/01/11.............      347,000        398,821
                       AT&T Wireless Services, Inc. 8.75% due 03/01/31.............      340,000        423,202
                       Citizens Communications Co. 9.00% due 08/15/31..............      188,000        184,353
                       France Telecom SA 8.75% due 03/01/11(2).....................      341,000        397,868
                       GTE Corp. 7.90% due 02/01/27................................      362,000        391,400
                       Insight Communications, Inc. 12.25% due 02/15/11(1).........      650,000        565,500
                       New Jersey Bell Telephone Co. 8.00% due 06/01/22............      208,000        241,712
                       Nextel Communications, Inc. 5.95% due 03/15/14..............       50,000         47,375
                       Nextel Communications, Inc. 7.38% due 08/01/15..............      425,000        446,250
                       Pacific Bell 6.63% due 10/15/34.............................      338,000        337,635
                       Qwest Capital Funding, Inc. 7.90% due 08/15/10..............      375,000        333,750
                       Rural Cellular Corp. 9.75% due 01/15/10.....................      325,000        299,000
                       Sprint Capital Corp. 6.13% due 11/15/08.....................      195,000        206,567
                       TELUS Corp. 7.50% due 06/01/07..............................      290,000        316,543
                       TELUS Corp. 8.00% due 06/01/11..............................      341,000        389,427
                       United States West Communications, Inc. 7.13% due
                         11/15/43..................................................      375,000        306,563
                                                                                                   -------------
                                                                                                      5,414,091
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MATERIALS -- 0.7%
                       Chemicals -- 0.3%
                       du Pont (E.I.) de Nemours and Co. 4.13% due 04/30/10........  $   280,000   $    276,393
                       Huntsman, LLC 11.63% due 10/15/10...........................      240,000        267,000
                       Rohm and Haas Co. 7.85% due 7/15/29.........................      169,000        206,395
                       Forest Products -- 0.2%
                       Crown European Holdings SA 10.88% due 03/01/13..............      200,000        229,500
                       Georgia-Pacific Corp. 7.38% due 12/01/25....................      100,000         97,750
                       Georgia-Pacific Corp. 7.75% due 11/15/29....................      150,000        150,000
                       Georgia-Pacific Corp. 8.00% due 01/15/14....................       25,000         27,750
                       Weyerhaeuser Co. 6.13% due 03/15/07.........................      280,000        297,982
                       Metals & Minerals -- 0.2%
                       Alcan Aluminum, Ltd. 6.13% due 12/15/33.....................      341,000        335,718
                       Alcoa, Inc. 6.75% due 01/15/28..............................      151,000        165,755
                       Inco, Ltd. 5.70% due 10/15/15...............................      145,000        142,867
                                                                                                   -------------
                                                                                                      2,197,110
                                                                                                   -------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.4%
                       Foreign Government -- 0.4%
                       Quebec Province Canada 5.00% due 07/17/09...................      341,000        352,292
                       Quebec Province Canada 7.50% due 09/15/29...................      292,000        358,316
                       Republic of Italy 3.75% due 12/14/07........................      290,000        291,301
                       Russian Federation 5.00% due 03/31/30*(1)...................      173,000        158,727
                                                                                                   -------------
                                                                                                      1,160,636
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 15.7%
                       U.S. Government Agencies -- 15.7%
                       Federal Farm Credit Bank 2.63% due 09/17/07.................      625,000        609,868
                       Federal Home Loan Bank 1.88% due 06/15/06...................      800,000        786,922
                       Federal Home Loan Bank 5.25% due 08/15/06...................      800,000        835,294
                       Federal Home Loan Mtg. Corp. 2.00% due 02/23/06.............    1,425,000      1,410,652
                       Federal Home Loan Mtg. Corp. 2.50% due 12/04/06.............      515,000        508,033
                       Federal Home Loan Mtg. Corp. 4.50% due 01/15/14.............      800,000        772,159
                       Federal Home Loan Mtg. Corp. 4.50% due 04/01/19.............    4,941,572      4,871,773
                       Federal Home Loan Mtg. Corp. 5.00% due 03/01/34.............    2,349,780      2,291,140
                       Federal Home Loan Mtg. Corp. 5.00% due 06/01/34.............    1,148,485      1,119,824
                       Federal Home Loan Mtg. Corp. 5.00% due 05/01/35.............    2,299,771      2,242,380
                       Federal Home Loan Mtg. Corp. 5.50% due 07/01/34.............    1,000,001      1,004,231
                       Federal Home Loan Mtg. Corp. 6.00% due 12/01/33.............    5,052,956      5,188,404
                       Federal Home Loan Mtg. Corp. 6.50% due 05/01/16.............      313,928        332,566
                       Federal Home Loan Mtg. Corp. 6.63% due 09/15/09.............    1,045,000      1,163,782
                       Federal Home Loan Mtg. Corp. 7.00% due 04/01/32.............      662,487        701,222
                       Federal National Mtg. Assoc. 5.00% due 03/01/18.............      894,642        902,470
                       Federal National Mtg. Assoc. 5.00% due 04/01/18.............       65,121         66,159
                       Federal National Mtg. Assoc. 5.00% due 07/01/18.............      784,486        791,350
                       Federal National Mtg. Assoc. 5.00% due 08/01/18.............      371,490        374,740
                       Federal National Mtg. Assoc. 5.00% due 09/01/18.............    1,285,534      1,296,783
                       Federal National Mtg. Assoc. 5.00% due 06/01/19.............      298,762        301,390
                       Federal National Mtg. Assoc. 5.00% due 07/01/33.............    2,660,921      2,602,256
                       Federal National Mtg. Assoc. 5.50% due 11/01/17.............    2,006,103      2,065,410
                       Federal National Mtg. Assoc. 5.50% due 07/01/19.............      198,814        204,512
                       Federal National Mtg. Assoc. 5.50% due 12/01/33.............    6,778,162      6,811,457
                       Federal National Mtg. Assoc. 6.00% due 08/01/17.............      670,993        701,093
                       Federal National Mtg. Assoc. 6.00% due 05/01/34.............    1,083,185      1,112,138
                       Federal National Mtg. Assoc. 6.00% due 08/01/34.............      999,900      1,025,991
                       Federal National Mtg. Assoc. 6.50% due 09/01/32.............    3,468,732      3,624,374
                       Federal National Mtg. Assoc. 6.50% due 04/01/34.............      622,292        649,858
                       Federal National Mtg. Assoc. 6.63% due 11/15/30.............    1,595,000      1,782,840

---------------------
    58

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Government National Mtg. Assoc. 5.00% due 01/15/34..........  $ 1,950,209   $  1,964,312
                       Government National Mtg. Assoc. 7.50% due 04/15/29..........        3,975          4,281
                       Government National Mtg. Assoc. 7.50% due 01/15/32..........      686,524        739,099
                                                                                                   -------------
                                                                                                     50,858,763
                                                                                                   -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 5.0%
                       U.S. Treasuries -- 5.0%
                       United States Treasury Bonds 5.38% due 02/15/31.............      390,000        399,445
                       United States Treasury Bonds 6.88% due 08/15/25.............    1,140,000      1,373,121
                       United States Treasury Bonds 9.38% due 02/15/06.............    1,280,000      1,413,750
                       United States Treasury Notes 2.00% due 08/31/05.............    3,160,000      3,155,680
                       United States Treasury Notes 2.25% due 02/15/07.............       22,000         21,642
                       United States Treasury Notes 2.63% due 03/15/09.............       59,000         56,518
                       United States Treasury Notes 2.75% due 06/30/06.............      341,000        341,679
                       United States Treasury Notes 3.00% due 11/15/07.............      500,000        497,090
                       United States Treasury Notes 3.88% due 02/15/13.............    1,225,000      1,183,800
                       United States Treasury Notes 4.00% due 02/15/14.............      248,000        238,962
                       United States Treasury Notes 4.25% due 08/15/13.............      570,000        562,385
                       United States Treasury Notes 4.63% due 05/15/06.............      810,000        838,793
                       United States Treasury Notes 4.75% due 11/15/08.............      300,000        314,578
                       United States Treasury Notes 4.75% due 05/15/14.............      153,000        156,282
                       United States Treasury Notes 5.00% due 02/15/11.............      299,000        315,363
                       United States Treasury Notes 5.00% due 08/15/11.............       72,000         75,797
                       United States Treasury Notes 5.75% due 08/15/10.............      122,000        133,785
                       United States Treasury Notes 6.50% due 10/15/06.............    1,240,000      1,337,408
                       United States Treasury Notes 6.88% due 05/15/06.............    1,780,000      1,912,804
                       United States Treasury Notes 7.00% due 07/15/06.............    1,840,000      1,990,435
                                                                                                   -------------
                                                                                                     16,319,317
                                                                                                   -------------
                       UTILITIES -- 1.5%
                       Electric Utilities -- 0.9%
                       AES Corp. 7.75% due 03/01/14................................      300,000        291,750
                       Alabama Power Co. 2.80% due 12/01/06........................      341,000        337,649
                       Edison Mission Energy 9.88% due 04/15/11....................      450,000        504,000
                       Nisource Finance Corp. 7.63% due 11/15/05...................       86,000         90,977
                       NRG Energy, Inc. 8.00% due 12/15/13*........................      300,000        306,750
                       Progress Energy, Inc. 6.75% due 03/01/06....................      280,000        294,513
                       Raytheon Co. 4.85% due 01/15/11.............................      196,000        196,293
                       Reliant Resources, Inc. 9.50% due 07/15/13..................      350,000        376,250
                       Southern California Edison Co. 8.00% due 02/15/07...........      140,000        154,874
                       Virginia Electric and Power Co. 5.75% due 03/31/06..........      192,000        200,356
                       Gas & Pipeline Utilities -- 0.4%
                       Arkla, Inc. 8.90% due 12/15/06..............................      308,000        342,644
                       Duke Capital, LLC 6.25% due 07/15/05........................      127,000        131,078
                       Dynegy Holdings, Inc. 8.75% due 02/15/12....................      375,000        370,312
                       Williams Cos., Inc. 8.75% due 03/15/32......................      350,000        368,813
                       Telephone -- 0.2%
                       Deutsche Telekom International Finance BV 8.25% due
                         06/15/30(2)...............................................      341,000        423,595
                       Sprint Capital Corp. 6.00% due 01/15/07.....................      145,000        152,502
                                                                                                   -------------
                                                                                                      4,542,356
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $113,905,081).....................                 112,403,166
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $311,487,030).............                 320,486,346
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 0.3%                                    AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.35%, dated 07/30/04, to be repurchased
                         08/02/04 in the amount of $819,024 and collateralized by
                         $755,000 of United States Treasury Notes, bearing interest at 6.25%, due 02/15/07 and having an approximate value of
                         $836,683 (cost $819,000)..................................  $   819,000   $    819,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $312,306,030)@                           99.3%                       321,305,346
                       Other assets less liabilities --                  0.7                          2,306,017
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $323,611,363
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of these securities was $2,747,770 representing 0.85% of net assets.
               @  See Note 3 for cost of investments on a tax basis.
              (1) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
              (2) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of July 31, 2004.
              ADR -- American Depository Receipt
              Pass Through -- These certificates are backed by a pool of mortgage or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              See Notes to Financial Statements

---------------------
    60

---------------------

    SUNAMERICA SERIES TRUST
    MFS TOTAL RETURN PORTFOLIO
    Massachusetts Financial Services Company
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    US Government Agencies.......................  18.3%
    Financial Services...........................  10.7%
    U.S. Government Treasuries...................  11.4%
    Energy Services..............................   7.7%
    Banks........................................   6.4%
    Telecommunications...........................   4.7%
    Broadcasting & Media.........................   4.3%
    Food, Beverage & Tobacco.....................   3.4%
    Drugs........................................   3.3%
    Insurance....................................   2.8%
    Chemicals....................................   2.7%
    Energy Sources...............................   2.6%
    Telephone....................................   2.1%
    Aerospace & Military Technology..............   1.9%
    Medical Products.............................   1.7%
    Machinery....................................   1.6%
    Forest Products..............................   1.6%
    Computer Software............................   1.1%
    Business Services............................   1.0%
    Retail.......................................   0.9%
    Health Services..............................   0.8%
    Multi-Industry...............................   0.8%
    Metals & Minerals............................   0.8%
    Electric Utilities...........................   0.8%
    Communication Equipment......................   0.7%
    Housing......................................   0.6%
    Household Products...........................   0.6%
    Automotive...................................   0.5%
    Computer Services............................   0.5%
    Transportation...............................   0.4%
    Entertainment Products.......................   0.4%
    Leisure & Tourism............................   0.4%
    Real Estate Companies........................   0.4%
    Real Estate Investment Trusts................   0.4%
    Electronics..................................   0.3%
    Foreign Government...........................   0.3%
    Gas & Pipeline Utilities.....................   0.3%
    Computer & Business Equipment................   0.2%
    Internet Software............................   0.2%
    Apparel & Textiles...........................   0.1%
    Building Materials...........................   0.1%
    Software.....................................   0.1%
                                                   -----
                                                   99.9%
                                                   =====

    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS TOTAL RETURN PORTFOLIO
    Massachusetts Financial Services Company
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 57.5%                                          SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.6%
                       Apparel & Textiles -- 0.1%
                       Gap, Inc. ..................................................     40,000   $     908,000
                       Housing -- 0.6%
                       Masco Corp. ................................................     64,000       1,935,360
                       Newell Rubbermaid, Inc. ....................................    169,150       3,653,640
                       Retail -- 0.9%
                       Home Depot, Inc. ...........................................     68,340       2,304,425
                       Rite Aid Corp.+.............................................    526,160       2,583,445
                       TJX Cos., Inc. .............................................    102,500       2,405,675
                                                                                                 -------------
                                                                                                    13,790,545
                                                                                                 -------------
                       CONSUMER STAPLES -- 3.6%
                       Food, Beverage & Tobacco -- 3.0%
                       Altria Group, Inc. .........................................    113,700       5,412,120
                       Anheuser-Busch Cos., Inc. ..................................     29,400       1,525,860
                       Archer-Daniels-Midland Co. .................................    193,266       2,982,094
                       Diageo, PLC.................................................     56,600         702,432
                       General Mills, Inc. ........................................    113,800       5,109,620
                       H.J. Heinz Co. .............................................     67,900       2,504,831
                       Kellogg Co. ................................................     63,400       2,641,244
                       PepsiCo, Inc. ..............................................     29,350       1,467,500
                       Sara Lee Corp. .............................................    127,400       2,797,704
                       Household Products -- 0.6%
                       Kimberly-Clark Corp. .......................................     78,200       5,010,274
                                                                                                 -------------
                                                                                                    30,153,679
                                                                                                 -------------
                       ENERGY -- 9.2%
                       Energy Services -- 6.8%
                       Ameren Corp. ...............................................      9,080         405,785
                       BJ Services Co.+............................................     52,410       2,602,680
                       BP, PLC ADR.................................................    160,250       9,031,690
                       Cinergy Corp. ..............................................     43,500       1,663,875
                       ConocoPhillips..............................................     43,500       3,426,495
                       Dominion Resources, Inc. ...................................     30,300       1,922,838
                       EnCana Corp. ...............................................     39,500       1,750,640
                       Energy East Corp. ..........................................     33,400         813,624
                       Entergy Corp. ..............................................     61,300       3,524,750
                       Exelon Corp. ...............................................     52,000       1,814,800
                       Exxon Mobil Corp. ..........................................    141,676       6,559,599
                       FirstEnergy Corp. ..........................................     10,360         405,076
                       GlobalSantaFe Corp. ........................................    273,500       7,493,900
                       Noble Corp.+................................................    228,940       8,864,557
                       PPL Corp. ..................................................     51,100       2,368,485
                       Schlumberger, Ltd. .........................................     22,700       1,460,064
                       TXU Corp. ..................................................    102,430       4,062,374

---------------------
    62

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources -- 2.4%
                       Calpine Corp.+..............................................    860,040   $   3,319,754
                       Cooper Cameron Corp.+.......................................     66,350       3,389,822
                       Devon Energy Corp. .........................................     73,520       5,108,905
                       EOG Resources, Inc. ........................................     12,200         775,310
                       Newfield Exploration Co.+...................................     13,330         787,403
                       Total SA Sponsored ADR......................................     36,700       3,572,745
                       Unocal Corp. ...............................................     76,900       2,980,644
                                                                                                 -------------
                                                                                                    78,105,815
                                                                                                 -------------
                       FINANCE -- 14.0%
                       Banks -- 5.2%
                       Bank of America Corp. ......................................    228,346      19,411,694
                       Mellon Financial Corp. .....................................    327,440       8,998,051
                       PNC Financial Services Group, Inc. .........................    138,130       6,989,378
                       SouthTrust Corp. ...........................................     10,200         395,658
                       SunTrust Banks, Inc. .......................................     93,700       6,179,515
                       U.S. Bancorp................................................     69,728       1,973,302
                       Financial Services -- 6.2%
                       American Express Co. .......................................     68,600       3,447,150
                       Citigroup, Inc. ............................................    380,063      16,756,978
                       Fannie Mae..................................................     80,100       5,683,896
                       Franklin Resources, Inc. ...................................     22,800       1,100,100
                       Freddie Mac.................................................     72,580       4,667,620
                       Goldman Sachs Group, Inc. ..................................     38,400       3,386,496
                       J.P. Morgan Chase & Co. ....................................    144,744       5,403,293
                       MBNA Corp. .................................................     87,400       2,157,906
                       Merrill Lynch & Co., Inc. ..................................    151,162       7,515,775
                       Morgan Stanley..............................................     54,600       2,693,418
                       Insurance -- 2.6%
                       AFLAC, Inc. ................................................     13,200         523,248
                       Allstate Corp. .............................................    136,320       6,417,946
                       Chubb Corp. ................................................     11,500         790,970
                       Conseco, Inc.+..............................................    131,000       2,355,380
                       Hartford Financial Services Group, Inc. ....................     82,840       5,392,884
                       Marsh & McLennan Cos., Inc. ................................      6,600         292,908
                       MetLife, Inc. ..............................................    121,190       4,322,847
                       St. Paul Cos., Inc. ........................................     64,349       2,385,417
                                                                                                 -------------
                                                                                                   119,241,830
                                                                                                 -------------
                       HEALTHCARE -- 5.6%
                       Drugs -- 3.2%
                       Abbott Laboratories.........................................    131,300       5,166,655
                       Eli Lilly and Co. ..........................................     18,300       1,166,076
                       Merck & Co., Inc. ..........................................    170,220       7,719,477
                       Novartis AG.................................................     28,100       1,256,031
                       Pfizer, Inc. ...............................................     43,200       1,380,672
                       Roche Holding AG............................................     30,100       2,972,869
                       Wyeth.......................................................    225,500       7,982,700
                       Health Services -- 0.7%
                       Apria Healthcare Group, Inc.+...............................     47,590       1,396,766
                       HCA, Inc. ..................................................     28,900       1,116,985
                       Lincare Holdings, Inc.+.....................................     21,100         673,934
                       Tenet Healthcare Corp.+.....................................    259,370       2,899,757
                       Medical Products -- 1.7%
                       Baxter International, Inc. .................................     16,050         482,624
                       Genzyme Corp.+..............................................     20,700       1,061,496

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       Guidant Corp. ..............................................      4,600   $     254,472
                       Johnson & Johnson...........................................    213,700      11,811,199
                       MedImmune, Inc.+............................................     20,200         465,408
                                                                                                 -------------
                                                                                                    47,807,121
                                                                                                 -------------
                       INDUSTRIAL & COMMERCIAL -- 4.9%
                       Aerospace & Military Technology -- 1.6%
                       Lockheed Martin Corp. ......................................    190,000      10,068,100
                       Northrop Grumman Corp. .....................................     41,200       2,167,120
                       United Technologies Corp. ..................................     17,100       1,598,850
                       Business Services -- 0.6%
                       Accenture, Ltd., Class A+...................................     76,110       1,874,589
                       Aramark Corp., Class B......................................     27,500         737,550
                       Magna International, Inc., Class A ADR......................     28,600       2,302,300
                       Machinery -- 1.5%
                       Caterpillar, Inc. ..........................................     21,400       1,572,686
                       Cooper Industries, Ltd., Class A............................      9,700         551,639
                       Deere & Co. ................................................     18,600       1,168,266
                       Eaton Corp. ................................................     27,800       1,796,992
                       Ingersoll-Rand Co., Class A.................................     17,100       1,174,599
                       Tyco International, Ltd. ...................................    207,650       6,437,150
                       Multi-Industry -- 0.8%
                       General Electric Co. .......................................    195,040       6,485,080
                       Transportation -- 0.4%
                       Burlington Northern Santa Fe Corp. .........................     63,700       2,260,076
                       Union Pacific Corp. ........................................     19,800       1,115,532
                                                                                                 -------------
                                                                                                    41,310,529
                                                                                                 -------------
                       INFORMATION & ENTERTAINMENT -- 4.6%
                       Broadcasting & Media -- 3.9%
                       Comcast Corp., Special Class A+.............................    344,640       9,236,352
                       Cox Communications, Inc., Class A+..........................     26,000         717,080
                       Dex Media, Inc.+............................................     46,180         889,427
                       EchoStar Communications Corp., Class A+.....................     34,100         945,252
                       Reed International, PLC.....................................    339,600       3,011,746
                       Time Warner, Inc.+..........................................     45,100         750,915
                       Tribune Co. ................................................     45,450       1,929,352
                       Viacom, Inc., Class B.......................................    308,065      10,347,903
                       Walt Disney Co. ............................................    226,600       5,232,194
                       Entertainment Products -- 0.4%
                       Hasbro, Inc. ...............................................     19,400         352,498
                       Mattel, Inc. ...............................................    177,900       3,116,808
                       Leisure & Tourism -- 0.3%
                       Hilton Hotels Corp. ........................................     51,500         918,245
                       McDonald's Corp. ...........................................     34,700         954,250
                       Southwest Airlines Co. .....................................     74,400       1,076,568
                                                                                                 -------------
                                                                                                    39,478,590
                                                                                                 -------------
                       INFORMATION TECHNOLOGY -- 6.9%
                       Communication Equipment -- 0.7%
                       Nokia Corp. ADR.............................................    506,200       5,882,044

---------------------
    64

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment -- 0.2%
                       Hewlett-Packard Co. ........................................     20,700   $     417,105
                       International Business Machines Corp. ......................      9,250         805,398
                       Xerox Corp.+................................................     56,500         783,090
                       Computer Services -- 0.5%
                       Computer Associates International, Inc. ....................    158,400       3,998,016
                       Computer Software -- 1.1%
                       Microsoft Corp. ............................................    336,250       9,569,675
                       Electronics -- 0.3%
                       Emerson Electric Co. .......................................     30,150       1,830,105
                       Novellus Systems, Inc.+.....................................     32,500         877,500
                       Internet Software -- 0.2%
                       Mcafee, Inc.+...............................................     90,580       1,628,628
                       Software -- 0.1%
                       Cadence Design Systems, Inc.+...............................     53,200         716,604
                       Telecommunications -- 3.8%
                       Cisco Systems, Inc.+........................................     71,300       1,487,318
                       Nortel Networks Corp.+......................................  1,059,600       3,878,136
                       SBC Communications, Inc. ...................................    151,500       3,839,010
                       Verizon Communications, Inc. ...............................    400,256      15,425,866
                       Vodafone Group, PLC Sponsored ADR...........................    358,645       7,793,356
                                                                                                 -------------
                                                                                                    58,931,851
                                                                                                 -------------
                       MATERIALS -- 4.9%
                       Chemicals -- 2.6%
                       Air Products and Chemicals, Inc. ...........................     51,400       2,659,950
                       Dow Chemical Co. ...........................................     73,400       2,927,926
                       du Pont (E.I.) de Nemours and Co. ..........................    168,180       7,209,876
                       Lyondell Chemical Co. ......................................    112,210       2,039,978
                       Monsanto Co. ...............................................     62,300       2,258,998
                       PPG Industries, Inc. .......................................     63,700       3,755,115
                       Praxair, Inc. ..............................................     12,500         493,125
                       Syngenta AG+................................................     14,300       1,180,688
                       Forest Products -- 1.5%
                       Bowater, Inc. ..............................................     55,100       2,055,230
                       Georgia-Pacific Corp. ......................................     22,700         762,720
                       International Paper Co. ....................................     79,100       3,419,493
                       Owens-Illinois, Inc.+.......................................    278,780       4,098,066
                       Smurfit-Stone Container Corp.+..............................    116,930       2,176,068
                       Metals & Minerals -- 0.8%
                       BHP Billiton, PLC...........................................    126,800       1,156,854
                       Companhia Vale do Rio Doce ADR..............................     74,500       4,015,550
                       Precision Castparts Corp. ..................................     24,600       1,385,718
                                                                                                 -------------
                                                                                                    41,595,355
                                                                                                 -------------
                       UTILITIES -- 2.2%
                       Electric Utilities -- 0.2%
                       NiSource, Inc. .............................................     58,361       1,208,073
                       NSTAR.......................................................      6,000         280,800
                       Gas & Pipeline Utilities -- 0.2%
                       AGL Resources, Inc. ........................................     28,500         842,175
                       KeySpan Corp. ..............................................     16,900         608,231
                       National Fuel Gas Co. ......................................     18,950         483,983

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Telephone -- 1.8%
                       Sprint Corp. (FON Group)....................................    807,160   $  15,077,749
                                                                                                 -------------
                                                                                                    18,501,011
                                                                                                 -------------
                       TOTAL COMMON STOCK (cost $452,251,604)......................                488,916,326
                                                                                                 -------------

                       PREFERRED STOCK -- 0.2%
                       --------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.2%
                       Broadcasting & Media -- 0.2%
                       News Corp., Ltd. ADR (cost $1,625,862)......................     49,700      1,578,969
                                                                                                -------------

                       WARRANTS -- 0.0%+
                       --------------------------------------------------------------------------------------
                       Foreign Governments -- 0.0%
                       Republic of Venezuela Expires 04/15/20(1)(2)................        535              0
                                                                                                -------------

                                                                                      PRINCIPAL
                       BONDS & NOTES -- 39.6%                                          AMOUNT
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.5%
                       Automotive -- 0.5%
                       DaimlerChrysler NA Holdings Corp. 6.50% due 11/15/13........  $ 1,606,000       1,672,760
                       DaimlerChrysler NA Holdings Corp. 8.00% due 06/15/10........      348,000         395,332
                       Ford Motor Co. 7.45% due 07/16/31...........................    1,010,000         960,609
                       General Motors Corp. 7.20% due 01/15/11.....................      374,000         390,943
                       General Motors Corp. 8.38% due 07/15/33.....................      617,000         645,041
                                                                                                   -------------
                                                                                                       4,064,685
                                                                                                   -------------
                       CONSUMER STAPLES -- 0.4%
                       Food, Beverage & Tobacco -- 0.4%
                       Cadbury Schweppes US Finance, LLC 5.13% due 10/01/13*.......    1,119,000       1,103,261
                       Coca-Cola HBC Finance BV 5.13% due 09/17/13.................      850,000         846,586
                       Kraft Foods, Inc. 6.25% due 06/01/12........................      458,000         488,888
                       Miller Brewing Co. 5.50% due 08/15/13*......................    1,082,000       1,096,575
                                                                                                   -------------
                                                                                                       3,535,310
                                                                                                   -------------
                       ENERGY -- 1.1%
                       Energy Services -- 0.9%
                       Amerada Hess Corp. 7.30% due 08/15/31.......................      500,000         518,073
                       DTE Energy Co. 7.05% due 06/01/11...........................      413,000         452,514
                       Encana Holdings Finance Corp. 5.80% due 05/01/14............      412,000         425,003
                       Exelon Generation Co., LLC 6.95% due 06/15/11...............    1,087,000       1,200,422
                       FirstEnergy Corp. 6.45% due 11/15/11........................    1,089,000       1,151,871
                       Midamerican Energy Holdings Co. 3.50% due 05/15/08..........      411,000         397,101
                       Midamerican Energy Holdings Co. 5.88% due 10/01/12..........      340,000         349,026
                       Phillips Petroleum Co. 8.50% due 05/25/05...................    1,504,000       1,578,645
                       PSEG Power, LLC 6.95% due 06/01/12..........................      313,000         342,429
                       PSEG Power, LLC 8.63% due 04/15/31..........................      412,000         510,831
                       Toledo Edison Co. 7.88% due 08/01/04........................      640,000         640,000
                       Waterford 3 Funding-Entergy Corp. 8.09% due 01/02/17........      194,489         215,995
                       Energy Sources -- 0.2%
                       Ocean Energy, Inc. 4.38% due 10/01/07.......................      600,000         608,458
                       Pemex Project Funding Master Trust 7.38% due 12/15/14.......      759,000         795,053
                       Pemex Project Funding Master Trust 8.63% due 02/01/22.......      120,000         129,600
                                                                                                   -------------
                                                                                                       9,315,021
                                                                                                   -------------

---------------------
    66

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 5.9%
                       Banks -- 1.2%
                       Bank of America Corp. 7.40% due 01/15/11....................  $ 2,049,000   $   2,335,725
                       Barclays Bank, PLC 6.86% due 06/15/32*(1)...................    1,001,000       1,050,343
                       First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56%
                         due 11/18/35..............................................    1,461,549       1,583,019
                       HBOS Capital Funding LP 6.07% due 06/30/14*(1)..............      423,000         431,646
                       KFW International Finance, Inc. 4.25% due 04/18/05..........    1,850,000       1,876,947
                       Popular North America, Inc. 4.25% due 04/01/08..............      639,000         646,291
                       RBS Capital Trust I 6.43% due 01/03/34(1)...................      679,000         655,594
                       UniCredito Italiano Capital Trust II 9.20% due
                         10/05/10*(1)..............................................      612,000         745,451
                       Wachovia Corp. 5.25% due 08/01/14...........................      645,000         636,600
                       Financial Services -- 4.5%
                       AmeriCredit Automobile Receivables Trust, Series 2004-AF A3
                         2.18% due 07/07/08........................................      939,000         927,650
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         1999-WF2 A1 6.80% due 07/15/31............................      173,117         182,919
                       Boeing Capital Corp. 6.50% due 02/15/12.....................    2,220,000       2,419,527
                       Capital One Auto Finance Trust, Series 2002-A A4 4.79% due
                         01/15/09..................................................    1,750,000       1,788,085
                       Chase Commercial Mtg. Securities Corp., Series 1998-2 A2
                         6.39% due 11/18/30........................................    1,073,000       1,160,523
                       Chase Commercial Mtg. Securities Corp., Series 2000-2 A1
                         7.54% due 07/15/32........................................      111,282         120,944
                       Citibank Credit Card Issuance Trust, Series 2001-C3 C3 6.65%
                         due 05/15/08..............................................      943,000         995,883
                       Citigroup, Inc. 7.25% due 10/01/10..........................    1,445,000       1,642,397
                       Countrywide Alternative Loan Trust, Series 2000-1 A5 8.00%
                         due 07/25/30..............................................      271,073         270,681
                       CPS Auto Receivables Trust, Series 2003-A A2 2.89% due
                         12/15/09*.................................................       87,235          86,499
                       Credit Suisse First Boston Mtg. Securities Corp., Series
                         2001-CK1 A3 6.38% due 12/16/35............................      298,000         323,611
                       Credit Suisse First Boston USA, Inc. 4.63% due 01/15/08.....    1,101,000       1,126,096
                       Credit Suisse First Boston USA, Inc. 6.50% due 01/15/12.....      956,000       1,037,470
                       Crimmi Mae Commercial Mtg. Trust, Series 1998-1 C 6.70% due
                         06/20/30*.................................................      140,000         147,726
                       Crimmi Mae Commercial Mtg. Trust, Series 1998-C1 A2 7.00%
                         due 06/02/33*.............................................      842,000         892,102
                       DBS Capital Funding Corp. 7.66% due 03/15/11*(1)............      669,000         754,998
                       Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1 A2
                         6.54% due 06/15/31........................................      899,000         964,973
                       Devon Financing Corp. 6.88% due 09/30/11....................      605,000         664,331
                       First Union Commercial Mortgage Securities, Inc., Series
                         1997-C1 A3 7.38% due 04/18/29.............................      303,166         326,038
                       First Union Commercial Mtg. Securities, Inc., Series 1997-
                         C2 A3 6.65% due 11/18/29..................................      266,679         281,830
                       Ford Motor Credit Co. 6.88% due 02/01/06....................      575,000         603,262
                       Ford Motor Credit Co. 7.00% due 10/01/13....................      445,000         452,946
                       Ford Motor Credit Co. 7.88% due 06/15/10....................      800,000         873,393
                       Fund American Cos., Inc. 5.88% due 05/15/13.................      484,000         482,093
                       General Electric Capital Corp. 6.75% due 03/15/32...........    1,074,000       1,172,672
                       General Electric Capital Corp. 7.50% due 05/15/05...........      424,000         441,125
                       General Electric Capital Corp. 8.75% due 05/21/07...........      109,000         124,701
                       General Motors Acceptance Corp. 6.88% due 09/15/11..........      818,000         839,732
                       Goldman Sachs Group, Inc. 5.70% due 09/01/12................    1,000,000       1,024,937
                       GS Mtg. Securities Corp. II, Series 1998-C1 A1 6.06% due
                         10/18/30..................................................      243,781         249,908
                       J.P. Morgan Commercial Mtg. Finance Corp., Series 1998-C6 A3
                         6.61% due 01/15/30........................................      136,000         146,347
                       LB Commercial Conduit Mtg. Trust, Series 1998-C1 A3 6.48%
                         due 02/18/30..............................................    1,123,560       1,211,194
                       Lehman Brothers Holdings, Inc. 7.75% due 01/15/05...........      340,000         348,561
                       Lehman Brothers Holdings, Inc. 8.25% due 06/15/07...........      513,000         578,002
                       Lehman Large Loan, Series 1997-LLI B 6.95% due 10/12/34.....      140,000         151,364
                       Merrill Lynch & Co., Inc. 5.45% due 07/15/14................      692,000         690,410
                       Merrill Lynch Mtg. Investors, Inc., Series 1998-C2 A2 6.39%
                         due 02/15/30..............................................    1,706,275       1,818,313
                       MidAmerican Funding, LLC 6.93% due 03/01/29.................      166,000         177,610

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Morgan Stanley Capital I, Inc. IO, Series 1998-HF2 X 0.63%
                         due 08/15/04(1)...........................................  $22,594,146   $     571,878
                       Morgan Stanley Group, Inc. 6.10% due 04/15/06...............      657,000         691,278
                       Morgan Stanley Group, Inc. 6.75% due 04/15/11...............      664,000         729,441
                       Mortgage Capital Funding, Inc., Series 1998-MC3 A2 6.34% due
                         11/18/31..................................................    1,048,083       1,125,584
                       Multi-Family Capital Access One, Inc., Series 1 A 6.65% due
                         01/15/24..................................................      262,092         288,507
                       Natexis Ambs Co., LLC 8.44% due 06/30/08*(1)................      215,000         246,583
                       Prudential Funding, LLC 6.60% due 05/15/08*.................      512,000         562,298
                       Residential Asset Mtg. Products, Inc., Series 2003-RZ5 A3
                         3.80% due 07/25/30........................................      419,421         408,120
                       Residential Funding Mtg. Securities I, Series 2001-S28 A1
                         6.00% due 12/25/16........................................      167,487         167,239
                       SLM Corp. 4.00% due 01/15/09................................      900,000         890,208
                       SLM Corp. 5.38% due 01/15/13................................      633,000         637,989
                       Small Business Administration Participation Certificates,
                         Series 2004-20D 1 4.77% due 04/01/24......................      515,000         503,089
                       Small Business Administration Participation Certificates,
                         Series 2004-20E 1 5.18% due 05/01/24......................      830,000         831,739
                       Small Business Administration Participation Certificates,
                         Series 2004-20F 1 5.52% due 11/30/04......................    1,204,000       1,226,907
                       Small Business Administration Participation Certificates,
                         Series 2004-20G 1 4.35% due 12/31/04......................      186,238         177,721
                       TIAA Retail Commercial Trust, Series 1999-1 A 7.17% due
                         01/15/32*.................................................    1,015,436       1,080,964
                       Wells Fargo Mtg. Backed Securities Trust, Series 2002-6 A3
                         6.00% due 04/25/17........................................      425,239         424,778
                       Insurance -- 0.2%
                       Allstate Corp. 6.13% due 12/15/32...........................      604,000         601,323
                       MetLife, Inc. 6.50% due 12/15/32............................    1,151,000       1,195,886
                       SAFECO Corp. 4.88% due 02/01/10.............................      109,000         110,633
                       Travelers Property Casualty Corp. 6.38% due 03/15/33........      251,000         247,888
                                                                                                   -------------
                                                                                                      50,182,522
                                                                                                   -------------
                       HEALTHCARE -- 0.2%
                       Drugs -- 0.1%
                       Wyeth 6.50% due 02/01/34....................................      394,000         376,313
                       Health Services -- 0.1%
                       HCA, Inc. 6.25% due 02/15/13................................      187,000         187,853
                       HCA, Inc. 6.95% due 05/01/12................................      628,000         661,594
                       HCA, Inc. 8.75% due 09/01/10................................      190,000         218,889
                                                                                                   -------------
                                                                                                       1,444,649
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.8%
                       Aerospace & Military Technology -- 0.3%
                       BAE Systems Holdings, Inc 6.40% due 12/15/11*...............      802,000         862,461
                       Northrop Grumman Corp. 7.75% due 02/15/31...................    1,072,000       1,261,895
                       Raytheon Co. 6.15% due 11/01/08.............................      698,000         749,758
                       Building Materials -- 0.1%
                       CRH America, Inc. 6.95% due 03/15/12........................      687,000         765,171
                       Business Services -- 0.3%
                       Cendant Corp. 6.25% due 01/15/08............................      461,000         494,616
                       Cendant Corp. 6.88% due 08/15/06............................      851,000         910,189
                       USA Waste Services, Inc. 7.00% due 07/15/28.................      415,000         439,479
                       Waste Management, Inc. 7.38% due 08/01/10...................    1,048,000       1,186,445

---------------------
    68

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Machinery -- 0.1%
                       Kennametal, Inc. 7.20% due 06/15/12.........................  $   490,000   $     522,404
                                                                                                   -------------
                                                                                                       7,192,418
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.3%
                       Broadcasting & Media -- 0.2%
                       Belo Corp. 7.75% due 06/01/27...............................      303,000         341,044
                       Hearst Argyle Television, Inc. 7.50% due 11/15/27...........      800,000         894,161
                       Time Warner Entertainment, Inc. 10.15% due 05/01/12.........      262,000         336,474
                       Leisure & Tourism -- 0.1%
                       Continental Airlines, Inc., Series 981A 6.65% due
                         09/15/17..................................................      425,870         396,071
                       Walt Disney Co. 6.38% due 03/01/12..........................      397,000         428,478
                                                                                                   -------------
                                                                                                       2,396,228
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.9%
                       Telecommunications -- 0.9%
                       AT&T Wireless Services, Inc. 7.35% due 03/01/06.............      220,000         234,425
                       Citizens Communications Co. 8.50% due 05/15/06..............      370,000         395,326
                       France Telecom SA 8.75% due 09/01/04........................      354,000         413,036
                       PCCW, Ltd. 6.00% due 07/15/13*..............................    1,500,000       1,502,404
                       TCI Communications Financing III 9.65% due 03/31/27.........    1,434,000       1,682,429
                       Telecom de Puerto Rico 6.65% due 05/15/06...................      150,000         158,341
                       Telecom Italia Capital SA 5.25% due 11/15/13*...............    1,134,000       1,113,832
                       TELUS Corp. 8.00% due 06/01/11..............................      220,000         251,243
                       Verizon New York, Inc. 6.88% due 04/01/12...................    1,848,000       2,005,376
                                                                                                   -------------
                                                                                                       7,756,412
                                                                                                   -------------
                       MATERIALS -- 0.2%
                       Chemicals -- 0.1%
                       Dow Chemical Co. 5.75% due 12/15/08.........................      486,000         512,356
                       Forest Products -- 0.1%
                       MeadWestvaco Corp. 6.80% due 11/15/32.......................      333,000         332,415
                       Weyerhaeuser Co. 6.75% due 03/15/12.........................      581,000         635,223
                                                                                                   -------------
                                                                                                       1,479,994
                                                                                                   -------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.3%
                       Foreign Government -- 0.3%
                       Republic of Italy 4.63% due 06/15/05........................    1,500,000       1,533,888
                       State of Israel 4.63% due 06/15/13..........................      408,000         382,212
                       United Mexican States 7.50% due 04/08/33....................      294,000         293,559
                       United Mexican States 8.13% due 12/30/19....................      208,000         229,320
                       United Mexican States, Series A 8.00% due 09/24/22..........      170,000         181,900
                                                                                                   -------------
                                                                                                       2,620,879
                                                                                                   -------------
                       REAL ESTATE -- 0.8%
                       Real Estate Companies -- 0.4%
                       EOP Operating LP 6.80% due 01/15/09.........................    1,981,000       2,154,773
                       Socgen Real Estate Co., LLC 7.64% due 09/30/07*(1)..........    1,051,000       1,164,176
                       Real Estate Investment Trusts -- 0.4%
                       Boston Properties, Inc. 5.00% due 06/01/15..................      147,000         137,554
                       Kimco Realty Corp. 6.00% due 11/30/12.......................      750,000         787,289
                       Simon Property Group LP 6.38% due 11/15/07..................      636,000         683,362
                       Vornado Realty Trust 5.63% due 06/15/07.....................    2,023,000       2,117,017
                                                                                                   -------------
                                                                                                       7,044,171
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 18.3%
                       U.S. Government Agencies -- 18.3%
                       Federal Home Loan Bank 2.88% due 09/15/06...................    1,450,000       1,446,910
                       Federal Home Loan Bank 5.25% due 06/18/14...................    1,670,000       1,699,798

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Federal Home Loan Mtg. Corp. 2.88% due 12/15/06.............  $ 2,794,000   $   2,779,167
                       Federal Home Loan Mtg. Corp. 4.50% due 08/01/18.............    1,464,776       1,444,086
                       Federal Home Loan Mtg. Corp. 4.50% due 11/01/18.............    1,941,224       1,913,805
                       Federal Home Loan Mtg. Corp. 4.50% due 01/01/19.............    1,249,677       1,232,025
                       Federal Home Loan Mtg. Corp. 4.88% due 11/15/13.............    1,788,000       1,778,588
                       Federal Home Loan Mtg. Corp. 5.00% due 03/01/18.............      941,740         949,560
                       Federal Home Loan Mtg. Corp. 5.00% due 05/01/18.............    1,245,848       1,256,194
                       Federal Home Loan Mtg. Corp. 5.00% due 02/01/19.............    1,465,070       1,476,581
                       Federal Home Loan Mtg. Corp. 5.00% due 09/01/33.............    2,951,000       2,883,779
                       Federal Home Loan Mtg. Corp. 5.00% due 11/01/33.............    1,457,420       1,424,221
                       Federal Home Loan Mtg. Corp. 5.50% due 07/15/06.............    2,608,000       2,737,592
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/19.............      924,790         950,552
                       Federal Home Loan Mtg. Corp. 5.50% due 04/01/19.............       60,572          62,278
                       Federal Home Loan Mtg. Corp. 5.50% due 06/01/19.............       49,491          50,869
                       Federal Home Loan Mtg. Corp. 5.50% due 05/01/33.............    2,468,044       2,481,669
                       Federal Home Loan Mtg. Corp. 5.50% due 12/01/33.............      543,031         546,029
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/34.............    2,369,804       2,382,887
                       Federal Home Loan Mtg. Corp. 5.50% due 04/01/34.............      248,938         249,991
                       Federal Home Loan Mtg. Corp. 6.00% due 02/01/23.............    1,151,584       1,192,288
                       Federal Home Loan Mtg. Corp. 6.00% due 04/01/34.............      230,556         236,647
                       Federal Home Loan Mtg. Corp. 6.00% due 07/01/34.............      400,000         410,567
                       Federal Home Loan Mtg. Corp. 6.50% due 12/01/15.............       71,709          75,900
                       Federal Home Loan Mtg. Corp. 6.50% due 05/01/34.............      232,943         243,597
                       Federal Home Loan Mtg. Corp. 6.50% due 06/01/34.............      321,124         335,812
                       Federal National Mtg. Assoc. 2.50% due 06/15/06.............    1,498,000       1,489,366
                       Federal National Mtg. Assoc. 4.02% due 08/01/13.............      315,144         297,026
                       Federal National Mtg. Assoc. 4.50% due 04/01/18.............    1,198,014       1,180,606
                       Federal National Mtg. Assoc. 4.50% due 06/01/18.............    1,251,961       1,233,769
                       Federal National Mtg. Assoc. 4.50% due 07/01/18.............      950,830         937,013
                       Federal National Mtg. Assoc. 4.50% due 03/01/19.............      967,553         952,910
                       Federal National Mtg. Assoc. 4.52% due 08/01/04.............      554,727         536,248
                       Federal National Mtg. Assoc. 4.67% due 04/01/13.............      109,155         108,265
                       Federal National Mtg. Assoc. 4.82% due 12/01/12.............    1,027,680       1,031,827
                       Federal National Mtg. Assoc. 5.00% due 11/18/04.............    1,594,536       1,608,488
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............    5,053,553       5,101,046
                       Federal National Mtg. Assoc. 5.00% due 07/01/19.............      349,966         353,044
                       Federal National Mtg. Assoc. 5.13% due 01/02/14.............    1,261,000       1,244,113
                       Federal National Mtg. Assoc. 5.25% due 04/15/07.............    6,004,000       6,312,323
                       Federal National Mtg. Assoc. 5.50% due 07/01/17.............      201,673         207,652
                       Federal National Mtg. Assoc. 5.50% due 09/01/17.............    1,096,068       1,128,471
                       Federal National Mtg. Assoc. 5.50% due 11/01/17.............    1,179,014       1,213,870
                       Federal National Mtg. Assoc. 5.50% due 01/01/18.............    1,420,944       1,462,952
                       Federal National Mtg. Assoc. 5.50% due 02/01/18.............    1,023,342       1,052,989
                       Federal National Mtg. Assoc. 5.50% due 03/01/19.............    1,545,884       1,590,669
                       Federal National Mtg. Assoc. 5.50% due 07/01/19.............    1,171,083       1,204,647
                       Federal National Mtg. Assoc. 5.50% due 02/01/33.............    2,825,736       2,839,616
                       Federal National Mtg. Assoc. 5.50% due 04/01/33.............      864,264         868,509
                       Federal National Mtg. Assoc. 5.50% due 06/01/33.............      412,498         414,525
                       Federal National Mtg. Assoc. 5.50% due 07/01/33.............   11,655,287      11,712,539
                       Federal National Mtg. Assoc. 5.50% due 08/01/33.............    1,404,168       1,412,367
                       Federal National Mtg. Assoc. 5.50% due 10/01/33.............    1,108,540       1,113,985
                       Federal National Mtg. Assoc. 5.50% due 11/01/33.............    2,312,184       2,323,542
                       Federal National Mtg. Assoc. 5.50% due 12/01/33.............      367,479         369,284
                       Federal National Mtg. Assoc. 5.50% due 01/01/34.............      933,254         937,838
                       Federal National Mtg. Assoc. 5.50% due 02/01/34.............    2,741,865       2,754,713
                       Federal National Mtg. Assoc. 5.50% due 03/01/34.............      197,455         198,303
                       Federal National Mtg. Assoc. 5.50% due 04/01/34.............      555,327         557,329
                       Federal National Mtg. Assoc. 5.50% due 05/01/34.............    1,778,669       1,785,081
                       Federal National Mtg. Assoc. 5.72% due 02/01/09.............      385,000         408,050

---------------------
    70

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Federal National Mtg. Assoc. 6.00% due 05/15/08.............  $   898,000   $     969,212
                       Federal National Mtg. Assoc. 6.00% due 05/15/11.............    1,750,000       1,895,124
                       Federal National Mtg. Assoc. 6.00% due 04/01/16.............      299,778         313,457
                       Federal National Mtg. Assoc. 6.00% due 12/01/16.............      434,950         454,586
                       Federal National Mtg. Assoc. 6.00% due 01/01/17.............      395,638         413,407
                       Federal National Mtg. Assoc. 6.00% due 02/01/17.............    1,629,447       1,703,006
                       Federal National Mtg. Assoc. 6.00% due 03/01/17.............      217,880         227,654
                       Federal National Mtg. Assoc. 6.00% due 05/01/17.............      233,034         243,488
                       Federal National Mtg. Assoc. 6.00% due 08/01/17.............      930,183         971,910
                       Federal National Mtg. Assoc. 6.00% due 11/01/18.............    2,077,713       2,171,509
                       Federal National Mtg. Assoc. 6.00% due 11/01/32.............    5,399,192       5,548,952
                       Federal National Mtg. Assoc. 6.00% due 01/01/33.............      643,533         660,934
                       Federal National Mtg. Assoc. 6.00% due 03/01/33.............      917,597         942,408
                       Federal National Mtg. Assoc. 6.00% due 04/01/34.............    1,367,699       1,404,257
                       Federal National Mtg. Assoc. 6.00% due 05/01/34.............    1,866,101       1,915,982
                       Federal National Mtg. Assoc. 6.00% due 06/01/34.............    4,101,283       4,210,909
                       Federal National Mtg. Assoc. 6.00% due 07/01/34.............      311,051         319,365
                       Federal National Mtg. Assoc. 6.13% due 03/15/12.............    8,239,000       8,978,318
                       Federal National Mtg. Assoc. 6.33% due 03/01/11.............      149,004         161,952
                       Federal National Mtg. Assoc. 6.50% due 06/01/31.............    1,368,141       1,429,497
                       Federal National Mtg. Assoc. 6.50% due 07/01/31.............      384,508         401,752
                       Federal National Mtg. Assoc. 6.50% due 08/01/31.............      671,612         701,731
                       Federal National Mtg. Assoc. 6.50% due 09/01/31.............    1,635,510       1,708,856
                       Federal National Mtg. Assoc. 6.50% due 12/01/31.............      181,262         189,391
                       Federal National Mtg. Assoc. 6.50% due 01/01/32.............      195,998         204,788
                       Federal National Mtg. Assoc. 6.50% due 02/01/32.............      878,235         917,621
                       Federal National Mtg. Assoc. 6.50% due 05/01/32.............      354,642         370,555
                       Federal National Mtg. Assoc. 6.50% due 07/01/32.............    1,427,761       1,491,825
                       Federal National Mtg. Assoc. 6.50% due 08/01/32.............    1,438,579       1,503,127
                       Federal National Mtg. Assoc. 6.50% due 01/01/33.............    1,302,552       1,360,997
                       Federal National Mtg. Assoc. 6.50% due 03/01/34.............      893,318         932,890
                       Federal National Mtg. Assoc. 6.50% due 04/01/34.............      266,696         278,510
                       Federal National Mtg. Assoc. 6.50% due 06/01/34.............      403,318         421,184
                       Federal National Mtg. Assoc. 6.63% due 09/15/09.............    3,939,000       4,387,227
                       Federal National Mtg. Assoc. 6.63% due 11/15/10.............    1,120,000       1,253,198
                       Federal National Mtg. Assoc. 7.50% due 02/01/30.............      132,800         142,241
                       Federal National Mtg. Assoc. 7.50% due 09/01/30.............       30,993          33,189
                       Federal National Mtg. Assoc. 7.50% due 03/01/31.............      380,050         406,859
                       Federal National Mtg. Assoc. 7.50% due 11/01/31.............      534,750         572,470
                       Federal National Mtg. Assoc. 7.50% due 02/01/32.............      313,265         335,362
                       Government National Mtg. Assoc. 5.50% due 11/15/32..........    1,331,895       1,343,069
                       Government National Mtg. Assoc. 5.50% due 05/15/33..........    5,875,430       5,923,416
                       Government National Mtg. Assoc. 5.50% due 08/15/33..........      601,271         606,182
                       Government National Mtg. Assoc. 6.00% due 09/15/32..........    1,449,198       1,493,548
                       Government National Mtg. Assoc. 6.00% due 04/15/33..........    1,315,075       1,354,419
                       Government National Mtg. Assoc. 6.00% due 02/15/34..........      726,364         747,960
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........       14,316          15,012
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........      102,892         107,898
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........       10,118          10,610
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........       20,897          21,913
                       Government National Mtg. Assoc. 6.50% due 04/15/32..........      622,738         652,360
                       Government National Mtg. Assoc. 6.50% due 03/15/33..........      558,551         584,863
                       Government National Mtg. Assoc. 7.00% due 08/15/32..........      400,417         425,464
                       Government National Mtg. Assoc. 7.50% due 07/15/29..........       44,826          48,286
                                                                                                   -------------
                                                                                                     156,069,067
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       GOVERNMENT OBLIGATIONS -- 8.8%
                       U.S. Treasuries -- 8.8%
                       United States Treasury Bonds 5.38% due 02/15/31.............  $ 2,970,000   $   3,041,930
                       United States Treasury Bonds 6.25% due 08/15/23.............    9,784,000      10,974,136
                       United States Treasury Bonds 8.00% due 11/15/21.............    4,519,000       5,992,090
                       United States Treasury Notes 1.25% due 05/31/05.............      934,000         928,673
                       United States Treasury Notes 3.00% due 07/15/12.............    3,820,533       4,151,399
                       United States Treasury Notes 3.88% due 02/15/13.............    1,202,000       1,161,573
                       United States Treasury Notes 4.25% due 01/15/10.............    2,275,148       2,613,399
                       United States Treasury Notes 4.38% due 05/15/07.............    1,278,000       1,323,728
                       United States Treasury Notes 4.75% due 11/15/08.............   14,822,000      15,542,260
                       United States Treasury Notes 4.75% due 05/15/14.............    1,278,000       1,305,407
                       United States Treasury Notes 5.50% due 02/15/08.............    4,439,000       4,764,294
                       United States Treasury Notes 5.75% due 11/15/05.............    6,747,000       7,042,444
                       United States Treasury Notes 6.50% due 05/15/05.............    4,973,000       5,147,638
                       United States Treasury Notes 6.88% due 05/15/06.............    1,716,000       1,844,029
                       United States Treasury Notes 7.00% due 07/15/06.............    8,458,000       9,149,510
                                                                                                   -------------
                                                                                                      74,982,510
                                                                                                   -------------
                       UTILITIES -- 1.1%
                       Electric Utilities -- 0.6%
                       CenterPoint Energy Resources Corp. 7.88% due 04/01/13.......      365,000         421,699
                       Hydro Quebec 6.30% due 05/11/11.............................      820,000         898,184
                       Niagara Mohawk Power Corp. 7.75% due 05/15/06...............      649,000         700,410
                       Northeast Utilities 8.58% due 12/01/06......................       72,686          78,273
                       Oncor Electric Delivery Co. 7.00% due 09/01/22..............    1,018,000       1,107,466
                       Pacific Gas & Electric Co. 4.80% due 03/01/14...............      440,000         423,436
                       Progress Energy, Inc. 6.85% due 04/15/12....................      879,000         957,967
                       Progress Energy, Inc. 7.10% due 03/01/11....................      250,000         275,627
                       System Energy Resources, Inc. 5.13% due 01/15/14*...........      481,000         473,126
                       TXU Energy Co. 7.00% due 03/15/13...........................      435,000         477,817
                       Gas & Pipeline Utilities -- 0.1%
                       Kinder Morgan Energy Partners LP 6.75% due 03/15/11.........      494,000         536,223
                       Kinder Morgan Energy Partners LP 7.40% due 03/15/31.........      187,000         201,666
                       Kinder Morgan Energy Partners LP 7.75% due 03/15/32.........      350,000         393,043
                       Telephone -- 0.3%
                       Deutsche Telekom International Finance BV 8.75% due
                         06/15/30..................................................      630,000         782,596
                       Sprint Capital Corp. 6.00% due 01/15/07.....................      529,000         556,369
                       Sprint Capital Corp. 6.88% due 11/15/28.....................    1,015,000       1,010,110
                                                                                                   -------------
                                                                                                       9,294,012
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $335,685,925).....................                  337,377,878
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $789,563,391).............                  827,873,173
                                                                                                   -------------

---------------------
    72

                                                                                      PRINCIPAL        VALUE
                       SHORT-TERM SECURITIES -- 2.6%                                   AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES -- 2.6%
                       Federal National Mtg. Assoc. Disc. Notes 1.28% due 08/02/04
                         (cost $22,145,213)........................................  $22,146,000   $  22,145,213
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $811,708,604)                            99.9%                       850,018,386
                       Other assets less liabilities --                  0.1                          1,210,859
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $851,229,245
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of these securities was $13,886,323 representing 1.63% of net assets.
              (1) Variable rate security -- the rate reflected is as of July
                  31,2004; maturity date reflects next reset date.
              (2) Fair valued security; see Note 2.
              ADR -- American Depository Receipt
              IO -- Interest only

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    TELECOM UTILITY PORTFOLIO
    Federated Equity Management Company of Pennsylvania
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Energy Services..............................  46.2%
    Telecommunications...........................  28.9%
    Electric Utilities...........................  10.2%
    Gas & Pipeline Utilities.....................   6.7%
    Telephone....................................   3.6%
    Euro Time Deposit............................   2.4%
    Energy Sources...............................   1.0%
    Water Utilities..............................   0.6%
                                                   -----
                                                   99.6%
                                                   =====

    * Calculated as a percentage of net assets.

---------------------
    74

---------------------

    SUNAMERICA SERIES TRUST
    TELECOM UTILITY PORTFOLIO
    Federated Equity Management Company of Pennsylvania
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 75.7%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       ENERGY -- 32.2%
                       Energy Services -- 31.2%
                       American Electric Power Co., Inc. ..........................       8,500   $   264,435
                       Cinergy Corp. ..............................................      20,600       787,950
                       CMS Energy Corp.+...........................................      78,812       711,672
                       Consolidated Edison, Inc. ..................................      13,000       532,610
                       Constellation Energy Group, Inc. ...........................      10,000       385,500
                       DPL, Inc. ..................................................      83,500     1,665,825
                       Endesa SA ADR...............................................      60,600     1,112,010
                       Energy East Corp. ..........................................      15,100       367,836
                       Exelon Corp. ...............................................      70,500     2,460,450
                       Great Plains Energy, Inc. ..................................      35,700     1,024,233
                       IDACORP, Inc. ..............................................      17,400       478,500
                       Pinnacle West Capital Corp. ................................      55,700     2,255,850
                       PPL Corp. ..................................................      42,890     1,987,952
                       Puget Energy, Inc. .........................................       5,800       125,280
                       SCANA Corp. ................................................       3,900       142,818
                       Southern Co. ...............................................      27,300       799,344
                       WPS Resources Corp. ........................................      10,600       486,434
                       Energy Sources -- 1.0%
                       Scottish Power, PLC ADR.....................................      16,900       490,100
                                                                                                  ------------
                                                                                                   16,078,799
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 24.3%
                       Telecommunications -- 24.3%
                       AT&T Corp. .................................................      72,100     1,088,710
                       BCE, Inc. ..................................................      72,600     1,522,422
                       BellSouth Corp. ............................................      87,600     2,373,084
                       SBC Communications, Inc. ...................................      94,800     2,402,232
                       Telecom Italia SpA ADR......................................      31,688       945,887
                       Telefonos de Mexico SA de CV ADR............................      25,700       793,616
                       Telstra Corp., Ltd. ADR.....................................      32,100       558,219
                       Verizon Communications, Inc. ...............................      64,400     2,481,976
                                                                                                  ------------
                                                                                                   12,166,146
                                                                                                  ------------
                       UTILITIES -- 19.2%
                       Electric Utilities -- 10.2%
                       CenterPoint Energy, Inc. ...................................     107,500     1,248,075
                       Duquesne Light Holdings, Inc. ..............................      14,000       265,580
                       Korea Electric Power Corp. ADR..............................      63,800       591,426
                       National Grid Group, PLC ADR................................       6,900       277,656
                       NiSource, Inc. .............................................      25,785       533,749
                       Northeast Utilities.........................................       7,000       130,900
                       NSTAR.......................................................      22,400     1,048,320
                       OGE Energy Corp. ...........................................      17,300       430,597
                       Progress Energy, Inc. ......................................       9,300       391,902
                       RWE AG ADR..................................................       3,300       161,700

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Gas & Pipeline Utilities -- 4.8%
                       El Paso Energy Corp. .......................................      17,300   $   136,497
                       National Fuel Gas Co. ......................................      19,900       508,246
                       NICOR, Inc. ................................................      12,900       427,119
                       Peoples Energy Corp. .......................................      34,500     1,345,500
                       Telephone -- 3.6%
                       CenturyTel, Inc. ...........................................       8,400       260,316
                       Portugal Telecom SGPS SA ADR................................      19,100       195,584
                       Sprint Corp. (FON Group)....................................      71,800     1,341,224
                       Water Utilities -- 0.6%
                       Suez SA ADR.................................................       9,200       182,344
                       Veolia Environnement ADR....................................       4,800       128,976
                                                                                                  ------------
                                                                                                    9,605,711
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $34,480,317).......................                37,850,656
                                                                                                  ------------

                       PREFERRED STOCK -- 21.5%
                       ---------------------------------------------------------------------------------------
                       ENERGY -- 15.0%
                       Energy Services -- 15.0%
                       American Electric Power Co., Inc. 9.25%.....................      37,700     1,619,215
                       Cinergy Corp. 9.50% (Convertible)...........................       8,400       504,588
                       Dominion Resources, Inc. 9.50%..............................      14,100       767,322
                       DTE Energy Co. 8.75% (Convertible)..........................      25,800       657,642
                       FPL Group, Inc. 8.00% (Convertible).........................       4,800       269,040
                       FPL Group, Inc. 8.50%.......................................      41,100     2,331,192
                       Public Service Enterprise Group, Inc. 10.25%
                         (Convertible).............................................       5,000       278,000
                       TXU Corp. 8.75%.............................................      23,100     1,067,451
                                                                                                  ------------
                                                                                                    7,494,450
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 4.6%
                       Telecommunications -- 4.6%
                       ALLTEL Corp. 7.75% +........................................      46,000     2,304,600
                       UTILITIES -- 1.9%
                       Gas & Pipeline Utilities -- 1.9%
                       KeySpan Corp. 8.75%.........................................      10,400       534,353
                       Sempra Energy 8.50%.........................................      13,100       399,550
                                                                                                  ------------
                                                                                                      933,903
                                                                                                  ------------
                       TOTAL PREFERRED STOCK (cost $10,073,800)....................                10,732,953
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $44,554,117)..............                48,583,609
                                                                                                  ------------

---------------------
    76

                                                                                     PRINCIPAL       VALUE
                       SHORT-TERM SECURITIES -- 2.4%                                   AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 2.4%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.25%
                         due 08/02/04 (cost $1,231,000)............................  $1,231,000   $ 1,231,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $45,785,117)@                              99.6%                    49,814,609
                       Other assets less liabilities --                    0.4                        178,826
                                                                         ------                   ------------
                       NET ASSETS --                                     100.0%                   $49,993,435
                                                                         ======                   ============

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INCOME PORTFOLIO
    U.S. Bancorp Asset Management, Inc.       PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Energy Services..............................  10.5%
    Financial Services...........................  10.3%
    Banks........................................   7.7%
    Drugs........................................   6.7%
    Food, Beverage & Tobacco.....................   6.4%
    Multi-Industry...............................   4.9%
    Telecommunications...........................   4.0%
    Computer Software............................   4.0%
    Broadcasting & Media.........................   3.8%
    Real Estate Investment Trusts................   3.7%
    Retail.......................................   3.5%
    Insurance....................................   3.4%
    Chemicals....................................   3.4%
    Medical Products.............................   3.2%
    Electronics..................................   3.2%
    Computers & Business Equipment...............   3.1%
    Machinery....................................   2.8%
    Leisure & Tourism............................   2.5%
    Forest Products..............................   2.5%
    Communication Equipment......................   2.1%
    Business Services............................   1.7%
    Health Services..............................   1.3%
    Aerospace & Military Technology..............   1.1%
    Transportation...............................   0.9%
    Metals & Minerals............................   0.9%
    Household Products...........................   0.9%
    Energy Sources...............................   0.7%
    Automotive...................................   0.2%
                                                   -----
                                                   99.4%
                                                   =====

    * Calculated as a percentage of net assets.

---------------------
    78

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INCOME PORTFOLIO
    U.S. Bancorp Asset Management, Inc.    INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                  VALUE
                       COMMON STOCK -- 97.4%                                         SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.5%
                       Retail -- 3.5%
                       Home Depot, Inc. ...........................................    2,200   $   74,184
                       Target Corp. ...............................................    1,670       72,812
                       Wal-Mart Stores, Inc. ......................................    2,510      133,055
                                                                                               -----------
                                                                                                  280,051
                                                                                               -----------
                       CONSUMER STAPLES -- 7.3%
                       Food, Beverage & Tobacco -- 6.4%
                       Altria Group, Inc. .........................................    2,050       97,580
                       Anheuser-Busch Cos., Inc. ..................................    1,190       61,761
                       Coca-Cola Co. ..............................................    2,200       96,492
                       General Mills, Inc. ........................................    1,610       72,289
                       H.J. Heinz Co. .............................................    2,830      104,399
                       PepsiCo, Inc. ..............................................    1,410       70,500
                       Household Products -- 0.9%
                       Procter & Gamble Co. .......................................    1,420       74,053
                                                                                               -----------
                                                                                                  577,074
                                                                                               -----------
                       ENERGY -- 11.2%
                       Energy Services -- 10.5%
                       Alliant Energy Corp. .......................................    3,160       81,876
                       Baker Hughes, Inc. .........................................    1,090       43,927
                       BP, PLC ADR.................................................      832       46,891
                       ChevronTexaco Corp. ........................................      960       91,824
                       Cinergy Corp. ..............................................    2,200       84,150
                       ConocoPhillips..............................................      670       52,776
                       Exxon Mobil Corp. ..........................................    4,766      220,666
                       Royal Dutch Petroleum Co. ..................................      750       37,725
                       Schlumberger, Ltd. .........................................    1,190       76,541
                       Xcel Energy, Inc. ..........................................    5,590       95,589
                       Energy Sources -- 0.7%
                       Kerr-McGee Corp. ...........................................    1,150       60,375
                                                                                               -----------
                                                                                                  892,340
                                                                                               -----------
                       FINANCE -- 21.4%
                       Banks -- 7.7%
                       Bank of America Corp. ......................................    1,950      165,770
                       Northern Trust Corp. .......................................      920       36,920
                       SouthTrust Corp. ...........................................    1,770       68,658
                       State Street Corp. .........................................    2,280       97,607
                       Wachovia Corp. .............................................    1,800       79,758
                       Wells Fargo & Co. ..........................................    1,320       75,781
                       Zions Bancorp...............................................    1,450       87,725
                       Financial Services -- 10.3%
                       Alliance Capital Management Holding LP......................    1,970       65,975
                       American Express Co. .......................................    1,340       67,335
                       Citigroup, Inc. ............................................    4,263      187,956
                       Fannie Mae..................................................    1,300       92,248

                                                           ---------------------

                                                                                                  VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Freddie Mac.................................................    1,050   $   67,525
                       Goldman Sachs Group, Inc. ..................................      380       33,512
                       J.P. Morgan Chase & Co. ....................................    4,274      159,548
                       Merrill Lynch & Co., Inc. ..................................    1,350       67,122
                       Morgan Stanley..............................................    1,090       53,770
                       Partners Trust Financial Group, Inc. .......................    2,190       21,769
                       Insurance -- 3.4%
                       Chubb Corp. ................................................    1,060       72,907
                       CIGNA Corp. ................................................      960       59,530
                       Hartford Financial Services Group, Inc. ....................    1,280       83,328
                       Marsh & McLennan Cos., Inc. ................................    1,280       56,806
                                                                                               -----------
                                                                                                1,701,550
                                                                                               -----------
                       HEALTHCARE -- 11.2%
                       Drugs -- 6.7%
                       Abbott Laboratories.........................................    1,560       61,386
                       Bristol-Myers Squibb Co. ...................................    2,000       45,800
                       Eli Lilly and Co. ..........................................      510       32,497
                       Merck & Co., Inc. ..........................................    2,440      110,654
                       Pfizer, Inc. ...............................................    7,090      226,596
                       Wyeth.......................................................    1,510       53,454
                       Health Services -- 1.3%
                       HCA, Inc. ..................................................    1,150       44,447
                       McKesson Corp. .............................................    1,910       61,445
                       Medical Products -- 3.2%
                       Baxter International, Inc. .................................    2,910       87,504
                       Hospira, Inc.+..............................................      166        4,301
                       Johnson & Johnson...........................................    2,160      119,383
                       Medtronic, Inc. ............................................      810       40,233
                                                                                               -----------
                                                                                                  887,700
                                                                                               -----------
                       INDUSTRIAL & COMMERCIAL -- 11.4%
                       Aerospace & Military Technology -- 1.1%
                       General Dynamics Corp. .....................................      860       84,985
                       Business Services -- 1.7%
                       Automatic Data Processing, Inc. ............................    1,410       59,192
                       Waste Management, Inc. .....................................    2,720       76,541
                       Machinery -- 2.8%
                       Caterpillar, Inc. ..........................................    1,970      144,775
                       Ingersoll-Rand Co., Class A.................................    1,190       81,741
                       Multi-Industry -- 4.9%
                       3M Co. .....................................................    1,410      116,127
                       General Electric Co. .......................................    4,560      151,620
                       Honeywell International, Inc. ..............................    3,190      119,976
                       Transportation -- 0.9%
                       United Parcel Service, Inc., Class B........................    1,010       72,680
                                                                                               -----------
                                                                                                  907,637
                                                                                               -----------
                       INFORMATION & ENTERTAINMENT -- 4.5%
                       Broadcasting & Media -- 2.0%
                       Gannett Co., Inc. ..........................................    1,050       87,297
                       Omnicom Group, Inc. ........................................      470       33,849
                       Walt Disney Co. ............................................    1,720       39,715

---------------------
    80

                                                                                                  VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism -- 2.5%
                       McDonald's Corp. ...........................................    3,210   $   88,275
                       Starwood Hotels & Resorts Worldwide, Inc. ..................    2,370      106,650
                                                                                               -----------
                                                                                                  355,786
                                                                                               -----------
                       INFORMATION TECHNOLOGY -- 16.4%
                       Communication Equipment -- 2.1%
                       Motorola, Inc. .............................................    6,290      100,200
                       QUALCOMM, Inc. .............................................      900       62,172
                       Computers & Business Equipment -- 3.1%
                       Avery Denison Corp. ........................................      910       55,119
                       Hewlett-Packard Co. ........................................    4,080       82,212
                       International Business Machines Corp. ......................    1,220      106,225
                       Computer Software -- 4.0%
                       Microsoft Corp. ............................................    9,760      277,769
                       SAP AG ADR..................................................      980       39,210
                       Electronics -- 3.2%
                       Emerson Electric Co. .......................................    1,240       75,268
                       Intel Corp. ................................................    5,860      142,867
                       Texas Instruments, Inc. ....................................    1,800       38,394
                       Telecommunications -- 4.0%
                       ALLTEL Corp. ...............................................      670       34,840
                       BellSouth Corp. ............................................    2,750       74,498
                       SBC Communications, Inc. ...................................    3,840       97,306
                       Verizon Communications, Inc. ...............................    2,960      114,078
                                                                                               -----------
                                                                                                1,300,158
                                                                                               -----------
                       MATERIALS -- 6.8%
                       Chemicals -- 3.4%
                       Dow Chemical Co. ...........................................    1,150       45,873
                       du Pont (E.I.) de Nemours and Co. ..........................    1,610       69,021
                       Ecolab, Inc. ...............................................    1,200       36,600
                       Praxair, Inc. ..............................................    2,940      115,983
                       Forest Products -- 2.5%
                       Bemis Co., Inc. ............................................    3,220       85,266
                       Temple-Inland, Inc. ........................................      810       55,282
                       Weyerhaeuser Co. ...........................................      918       56,916
                       Metals & Minerals -- 0.9%
                       Alcoa, Inc. ................................................    1,150       36,834
                       Compass Minerals International, Inc. .......................    1,730       35,327
                                                                                               -----------
                                                                                                  537,102
                                                                                               -----------
                       REAL ESTATE -- 3.7%
                       Real Estate Investment Trusts -- 3.7%
                       AMB Property Corp. .........................................    1,280       44,979
                       Apartment Investment & Management Co., Class A..............    2,540       81,204
                       Duke Realty Corp. ..........................................    1,382       42,510
                       Healthcare Realty Trust, Inc. ..............................      780       28,174
                       Kimco Realty Corp. .........................................      340       16,354
                       Manufactured Home Communities, Inc. ........................      870       27,570
                       Simon Property Group, Inc. .................................      970       50,062
                                                                                               -----------
                                                                                                  290,853
                                                                                               -----------
                       TOTAL COMMON STOCK (cost $6,721,458)........................             7,730,251
                                                                                               -----------

                                                           ---------------------

                                                                                                  VALUE
                       PREFERRED STOCK -- 1.4%                                       SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.2%
                       Automotive -- 0.2%
                       Tower Automotive Capital Trust 6.75% (Convertible)..........    1,020   $   20,910
                       INFORMATION & ENTERTAINMENT -- 1.2%
                       Broadcasting & Media -- 1.2%
                       Tribune Co. 2.00% (Convertible).............................    1,100       92,950
                                                                                               -----------
                       TOTAL PREFERRED STOCK (cost $127,680).......................               113,860
                                                                                               -----------
                                                                                     PRINCIPAL
                       BONDS & NOTES -- 0.6%                                          AMOUNT
                       -------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.6%
                       Broadcasting & Media -- 0.6%
                       Charter Communications, Inc. 5.75% due 10/15/05
                         (Convertible) (cost $47,173)..............................   $50,000        45,500
                                                                                                 -----------

                       TOTAL INVESTMENTS --
                         (cost $6,896,311)@                               99.4%                       7,889,611
                       Other assets less liabilities --                    0.6                           45,942
                                                                         ------                      -----------
                       NET ASSETS --                                     100.0%                      $7,935,553
                                                                         ======                      ===========

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    82

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INDEX PORTFOLIO
    U.S. Bancorp Asset Management, Inc.
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Financial Services..........................    8.2%
    Energy Services.............................    7.7%
    Drugs.......................................    7.2%
    Banks.......................................    6.8%
    Retail......................................    5.9%
    Food, Beverage & Tobacco....................    5.5%
    Telecommunications..........................    5.1%
    Insurance...................................    4.7%
    Multi-Industry..............................    4.3%
    Computer Software...........................    4.3%
    Medical Products............................    4.1%
    Computers & Business Equipment..............    3.8%
    Electronics.................................    3.7%
    Repurchase Agreement........................    3.1%
    Broadcasting & Media........................    3.4%
    Household Products..........................    2.6%
    Machinery...................................    2.1%
    Business Services...........................    1.9%
    Aerospace & Military Technology.............    1.7%
    Chemicals...................................    1.6%
    Health Services.............................    1.5%
    Transportation..............................    1.4%
    Leisure & Tourism...........................    1.2%
    Energy Sources..............................    1.2%
    Communication Equipment.....................    1.0%
    Automotive..................................    1.0%
    Internet Content............................    0.9%
    Metals & Minerals...........................    0.7%
    Forest Products.............................    0.6%
    Apparel & Textiles..........................    0.6%
    Housing.....................................    0.6%
    Real Estate Investment Trusts...............    0.4%
    Gas & Pipeline Utilities....................    0.3%
    Computer Services...........................    0.3%
    Telephone...................................    0.3%
    Entertainment Products......................    0.3%
    U.S. Government Obligations.................    0.3%
    Electric Utilities..........................    0.2%
    Electrical Equipment........................    0.2%
    Education...................................    0.1%
    Internet Software...........................    0.1%
                                                  ------
                                                  100.9%
                                                  ======

    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INDEX PORTFOLIO
    U.S. Bancorp Asset Management, Inc.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                 VALUE
                       COMMON STOCK -- 97.5%                                         SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.1%
                       Apparel & Textiles -- 0.6%
                       Cintas Corp. ...............................................     810   $    33,988
                       Gap, Inc. ..................................................   4,084        92,707
                       Jones Apparel Group, Inc. ..................................     570        21,290
                       Liz Claiborne, Inc. ........................................     438        15,851
                       Nike, Inc., Class B.........................................   1,188        86,379
                       Reebok International, Ltd. .................................     257         8,753
                       V.F. Corp. .................................................     416        20,804
                       Automotive -- 1.0%
                       AutoNation, Inc.+...........................................   1,239        19,973
                       AutoZone, Inc.+.............................................     386        29,799
                       Cooper Tire & Rubber Co. ...................................     279         6,543
                       Dana Corp. .................................................     669        12,905
                       Delphi Corp. ...............................................   2,738        26,038
                       Ford Motor Co. .............................................   8,240       121,293
                       General Motors Corp. .......................................   2,526       108,972
                       Goodyear Tire & Rubber Co.+.................................     814         8,913
                       Harley-Davidson, Inc. ......................................   1,360        81,423
                       Navistar International Corp.+...............................     281        10,102
                       PACCAR, Inc. ...............................................     724        43,411
                       Visteon Corp. ..............................................     587         6,034
                       Housing -- 0.6%
                       Centex Corp. ...............................................     656        27,828
                       KB Home Corp. ..............................................     223        14,283
                       Leggett & Platt, Inc. ......................................     924        24,994
                       Masco Corp. ................................................   2,032        61,448
                       Maytag Corp. ...............................................     342         7,011
                       Newell Rubbermaid, Inc. ....................................   1,259        27,194
                       Pulte Homes, Inc. ..........................................     582        31,795
                       Sherwin-Williams Co. .......................................     721        29,114
                       Stanley Works...............................................     362        15,349
                       Vulcan Materials Co. .......................................     450        21,429
                       Whirlpool Corp. ............................................     316        19,731
                       Retail -- 5.9%
                       Bed Bath & Beyond, Inc.+....................................   1,372        48,555
                       Best Buy Co., Inc. .........................................   1,514        72,914
                       Big Lots, Inc.+.............................................     552         6,756
                       Circuit City Stores, Inc. ..................................     987        13,917
                       Costco Wholesale Corp. .....................................   2,063        83,882
                       CVS Corp. ..................................................   1,708        71,514
                       Dillard's, Inc., Class A....................................     234         5,333
                       Dollar General Corp. .......................................   1,568        30,262
                       Family Dollar Stores, Inc. .................................     760        21,174
                       Federated Department Stores, Inc. ..........................     807        38,671
                       Fortune Brands, Inc. .......................................     659        47,567
                       Home Depot, Inc. ...........................................  10,035       338,380
                       J.C. Penney Co., Inc. ......................................   1,264        50,560
                       Kohl's Corp.+...............................................   1,565        71,614

---------------------
    84

                                                                                                 VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY (continued)
                       Retail (continued)
                       Limited, Inc. ..............................................   2,096   $    42,842
                       Lowe's Cos., Inc. ..........................................   3,510       171,007
                       May Department Stores Co. ..................................   1,300        34,489
                       Nordstrom, Inc. ............................................     607        26,647
                       Office Depot, Inc.+.........................................   1,477        24,223
                       RadioShack Corp. ...........................................     822        22,975
                       Sears Roebuck & Co. ........................................     962        35,286
                       Staples, Inc. ..............................................   2,245        64,836
                       Target Corp. ...............................................   4,103       178,891
                       Tiffany & Co. ..............................................     678        24,239
                       TJX Cos., Inc. .............................................   2,264        53,136
                       Toys 'R' Us, Inc.+..........................................     989        16,279
                       Wal-Mart Stores, Inc. ......................................  19,264     1,021,185
                       Walgreen Co. ...............................................   4,607       167,695
                       Wendy's International, Inc. ................................     551        19,709
                                                                                              ------------
                                                                                                3,839,892
                                                                                              ------------
                       CONSUMER STAPLES -- 8.1%
                       Food, Beverage & Tobacco -- 5.5%
                       Adolph Coors Co., Class B...................................     170        11,689
                       Albertson's, Inc. ..........................................   1,517        37,000
                       Altria Group, Inc. .........................................   9,189       437,396
                       Anheuser-Busch Cos., Inc. ..................................   3,614       187,567
                       Archer-Daniels-Midland Co. .................................   3,065        47,293
                       Brown-Forman Corp., Class B.................................     486        22,604
                       Campbell Soup Co. ..........................................   1,966        50,310
                       Coca-Cola Co. ..............................................  10,959       480,662
                       Coca-Cola Enterprises, Inc. ................................   2,105        42,942
                       ConAgra Foods, Inc. ........................................   2,536        65,936
                       General Mills, Inc. ........................................   1,645        73,860
                       H.J. Heinz Co. .............................................   1,653        60,979
                       Hershey Foods Corp. ........................................   1,162        56,287
                       Kellogg Co. ................................................   1,923        80,112
                       Kroger Co.+.................................................   3,395        53,641
                       McCormick & Co., Inc. ......................................     230         8,227
                       Pepsi Bottling Group, Inc. .................................   1,290        35,926
                       PepsiCo, Inc. ..............................................   7,688       384,400
                       R.J. Reynolds Tobacco Holdings, Inc. .......................     724        52,092
                       Safeway, Inc.+..............................................   2,029        42,873
                       Sara Lee Corp. .............................................   3,561        78,200
                       Starbucks Corp.+............................................   1,782        83,683
                       SUPERVALU, Inc. ............................................     626        17,879
                       Sysco Corp. ................................................   2,904       100,043
                       UST, Inc. ..................................................     603        22,884
                       Winn-Dixie Stores, Inc. ....................................     636         4,019
                       Wm. Wrigley Jr. Co. ........................................   1,063        64,205
                       Household Products -- 2.6%
                       Alberto-Culver Co. .........................................     115         5,361
                       Avon Products, Inc. ........................................   2,114        90,923
                       Black & Decker Corp. .......................................     366        25,587
                       Clorox Co. .................................................     944        46,983
                       Colgate-Palmolive Co. ......................................   2,393       127,308
                       Gillette Co. ...............................................   4,524       176,346
                       Kimberly-Clark Corp. .......................................   2,260       144,798
                       Pactiv Corp.+...............................................     761        17,944
                       Procter & Gamble Co. .......................................  11,602       605,044
                                                                                              ------------
                                                                                                3,843,003
                                                                                              ------------

                                                           ---------------------

                                                                                                 VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       EDUCATION -- 0.1%
                       Education -- 0.1%
                       Apollo Group, Inc., Class A+................................     790   $    66,005
                                                                                              ------------
                       ENERGY -- 8.9%
                       Energy Services -- 7.7%
                       Allegheny Energy, Inc.+.....................................     581         8,622
                       Amerada Hess Corp. .........................................     381        31,756
                       Ameren Corp. ...............................................     789        35,260
                       American Electric Power Co., Inc. ..........................   1,822        56,682
                       Baker Hughes, Inc. .........................................   1,506        60,692
                       BJ Services Co.+............................................     720        35,755
                       ChevronTexaco Corp. ........................................   4,779       457,111
                       Cinergy Corp. ..............................................     776        29,682
                       CMS Energy Corp.+...........................................     746         6,736
                       ConocoPhillips..............................................   3,080       242,612
                       Consolidated Edison, Inc. ..................................   1,001        41,011
                       Constellation Energy Group, Inc. ...........................     771        29,722
                       Dominion Resources, Inc. ...................................   1,312        83,260
                       DTE Energy Co. .............................................     769        30,891
                       Duke Energy Corp. ..........................................   4,058        87,247
                       Edison International........................................   1,499        40,173
                       Entergy Corp. ..............................................   1,033        59,398
                       Exelon Corp. ...............................................   2,956       103,164
                       Exxon Mobil Corp. ..........................................  29,488     1,365,294
                       FirstEnergy Corp. ..........................................   1,488        58,181
                       FPL Group, Inc. ............................................     856        57,635
                       Halliburton Co. ............................................   1,968        62,484
                       Marathon Oil Corp. .........................................   1,527        57,522
                       Nabors Industries, Ltd.+....................................     636        29,574
                       Noble Corp.+................................................     600        23,232
                       PG&E Corp.+.................................................   1,934        55,196
                       Pinnacle West Capital Corp. ................................     440        17,820
                       PPL Corp. ..................................................     795        36,848
                       Public Service Enterprise Group, Inc. ......................   1,008        39,312
                       Rowan Cos., Inc.+...........................................     470        11,477
                       Schlumberger, Ltd. .........................................   2,624       168,776
                       Southern Co. ...............................................   3,295        96,478
                       TECO Energy, Inc. ..........................................     870        11,223
                       Transocean, Inc.+...........................................   1,439        40,868
                       TXU Corp. ..................................................   1,498        59,411
                       Xcel Energy, Inc. ..........................................   1,798        30,746
                       Energy Sources -- 1.2%
                       Anadarko Petroleum Corp. ...................................   1,165        69,655
                       Apache Corp. ...............................................   1,508        70,167
                       Burlington Resources, Inc. .................................   1,776        67,790
                       Calpine Corp.+..............................................   1,910         7,373
                       Devon Energy Corp. .........................................   1,073        74,563
                       EOG Resources, Inc. ........................................     540        34,317
                       Kerr-McGee Corp. ...........................................     536        28,140
                       Occidental Petroleum Corp. .................................   1,766        87,011
                       Sunoco, Inc. ...............................................     300        20,451
                       Unocal Corp. ...............................................   1,165        45,155
                       Valero Energy Corp. ........................................     560        41,955
                                                                                              ------------
                                                                                                4,208,428
                                                                                              ------------
                       FINANCE -- 19.7%
                       Banks -- 6.8%
                       AmSouth Bancorp.............................................   1,707        41,873
                       Bank of America Corp. ......................................   9,191       781,327

---------------------
    86

                                                                                                 VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       Bank of New York Co., Inc. .................................   3,427   $    98,458
                       BB&T Corp. .................................................   2,442        94,579
                       Charter One Financial, Inc. ................................   1,009        44,810
                       Comerica, Inc. .............................................     834        48,764
                       Fifth Third Bancorp.........................................   2,490       122,906
                       First Horizon National Corp. ...............................     620        26,877
                       Golden West Financial Corp. ................................     712        76,120
                       Huntington Bancshares, Inc. ................................     751        18,369
                       Key Corp. ..................................................   1,883        56,829
                       M&T Bank Corp. .............................................     540        50,344
                       Marshall & Ilsley Corp. ....................................   1,010        38,794
                       Mellon Financial Corp. .....................................   1,931        53,064
                       National City Corp. ........................................   3,003       109,609
                       North Fork Bancorp, Inc. ...................................     711        27,765
                       Northern Trust Corp. .......................................     988        39,648
                       PNC Financial Services Group, Inc. .........................   1,248        63,149
                       Regions Financial Corp. ....................................   2,089        62,022
                       SouthTrust Corp. ...........................................   1,210        46,936
                       Sovereign Bancorp, Inc. ....................................   1,326        28,867
                       State Street Corp. .........................................   1,536        65,756
                       SunTrust Banks, Inc. .......................................   1,268        83,625
                       Synovus Financial Corp. ....................................   1,429        36,397
                       U.S. Bancorp................................................   8,638       244,455
                       Wachovia Corp. .............................................   5,908       261,783
                       Washington Mutual, Inc. ....................................   4,134       160,399
                       Wells Fargo & Co. ..........................................   7,604       436,546
                       Zions Bancorp...............................................     430        26,015
                       Financial Services -- 8.2%
                       American Express Co. .......................................   5,770       289,942
                       Bear Stearns Cos., Inc. ....................................     481        40,125
                       Capital One Financial Corp. ................................   1,037        71,885
                       Charles Schwab Corp. .......................................   6,144        53,944
                       Citigroup, Inc. ............................................  23,182     1,022,094
                       Countrywide Credit Industries, Inc. ........................   1,227        88,467
                       E*TRADE Group, Inc.+........................................   1,610        17,823
                       Fannie Mae..................................................   4,353       308,889
                       Federated Investors, Inc., Class B..........................     410        11,525
                       Franklin Resources, Inc. ...................................   1,120        54,040
                       Freddie Mac.................................................   3,095       199,039
                       Goldman Sachs Group, Inc. ..................................   2,170       191,372
                       J.P. Morgan Chase & Co. ....................................  15,897       593,435
                       Janus Capital Group, Inc. ..................................   1,042        13,817
                       Lehman Brothers Holdings, Inc. .............................   1,265        88,677
                       MBIA, Inc. .................................................     650        35,087
                       MBNA Corp. .................................................   5,748       141,918
                       Merrill Lynch & Co., Inc. ..................................   4,319       214,741
                       MGIC Investment Corp. ......................................     442        31,382
                       Moody's Corp. ..............................................     667        45,423
                       Morgan Stanley..............................................   4,928       243,098
                       Providian Financial Corp.+..................................   1,440        19,930
                       SLM Corp. ..................................................   2,029        76,940
                       T. Rowe Price Group, Inc. ..................................     558        25,791
                       Insurance -- 4.7%
                       ACE, Ltd. ..................................................   1,280        51,955
                       AFLAC, Inc. ................................................   2,342        92,837
                       Allstate Corp. .............................................   3,166       149,055
                       Ambac Financial Group, Inc. ................................     490        34,844

                                                           ---------------------

                                                                                                 VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       American International Group, Inc.#.........................  11,713   $   827,524
                       Aon Corp. ..................................................   1,282        33,896
                       Chubb Corp. ................................................     845        58,119
                       CIENA Corp.+................................................   2,560         7,219
                       CIGNA Corp. ................................................     654        40,555
                       Cincinnati Financial Corp. .................................     807        32,183
                       Hartford Financial Services Group, Inc. ....................   1,306        85,021
                       Jefferson-Pilot Corp. ......................................     380        18,308
                       Lincoln National Corp. .....................................     880        38,456
                       Loews Corp. ................................................     838        47,456
                       Marsh & McLennan Cos., Inc. ................................   2,290       101,630
                       MetLife, Inc. ..............................................   3,500       124,845
                       Principal Financial Group, Inc. ............................   1,320        44,867
                       Progressive Corp. ..........................................     976        74,781
                       Prudential Financial, Inc. .................................   2,430       113,141
                       SAFECO Corp. ...............................................     623        29,318
                       St. Paul Cos., Inc. ........................................   2,985       110,654
                       Torchmark Corp. ............................................     453        23,683
                       UnumProvident Corp. ........................................   1,334        21,277
                       XL Capital, Ltd., Class A...................................     609        43,044
                                                                                              ------------
                                                                                                9,330,138
                                                                                              ------------
                       HEALTHCARE -- 12.8%
                       Drugs -- 7.2%
                       Abbott Laboratories.........................................   7,033       276,749
                       Allergan, Inc. .............................................     595        45,006
                       AmerisourceBergen Corp. ....................................     490        26,489
                       Amgen, Inc.+................................................   5,722       325,467
                       Bristol-Myers Squibb Co. ...................................   8,726       199,825
                       Cardinal Health, Inc. ......................................   1,959        87,176
                       Eli Lilly and Co. ..........................................   5,053       321,977
                       Express Scripts, Inc., Class A+.............................     360        23,616
                       Forest Laboratories, Inc.+..................................   1,658        83,381
                       Gilead Sciences, Inc.+......................................     930        60,115
                       King Pharmaceuticals, Inc.+.................................   1,080        12,193
                       Medco Health Solutions, Inc.+...............................   1,233        37,360
                       Merck & Co., Inc. ..........................................  10,005       453,727
                       Mylan Laboratories, Inc. ...................................   1,210        17,932
                       Pfizer, Inc. ...............................................  34,189     1,092,681
                       Schering-Plough Corp. ......................................   6,615       128,728
                       Watson Pharmaceuticals, Inc.+...............................     506        12,756
                       Wyeth.......................................................   5,988       211,975
                       Health Services -- 1.5%
                       Aetna, Inc. ................................................     697        59,803
                       Anthem, Inc.+...............................................     660        54,430
                       Caremark Rx, Inc.+..........................................   2,050        62,525
                       HCA, Inc. ..................................................   2,226        86,035
                       Health Management Assoc., Inc., Class A.....................   1,200        24,072
                       Humana, Inc.+...............................................     780        14,126
                       IMS Health, Inc. ...........................................   1,089        26,397
                       Manor Care, Inc. ...........................................     441        13,781
                       McKesson Corp. .............................................   1,304        41,950
                       Quest Diagnostics, Inc. ....................................     460        37,757
                       Tenet Healthcare Corp.+.....................................   2,092        23,388
                       UnitedHealth Group, Inc. ...................................   3,008       189,203
                       Wellpoint Health Networks, Inc.+............................     658        66,524

---------------------
    88

                                                                                                 VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 4.1%
                       Applied Biosystems Group -- Applera Corp. ..................     967   $    20,007
                       Bausch & Lomb, Inc. ........................................     236        14,535
                       Baxter International, Inc. .................................   2,742        82,452
                       Becton Dickinson & Co. .....................................   1,139        53,795
                       Biogen Idec, Inc.+..........................................   1,522        91,320
                       Biomet, Inc. ...............................................   1,019        44,826
                       Boston Scientific Corp.+....................................   3,764       144,011
                       C.R. Bard, Inc. ............................................     470        25,944
                       Chiron Corp.+...............................................     853        39,093
                       Genzyme Corp.+..............................................   1,040        53,331
                       Guidant Corp. ..............................................   1,394        77,116
                       Hospira, Inc.+..............................................     722        18,707
                       Johnson & Johnson...........................................  13,346       737,633
                       MedImmune, Inc.+............................................   1,167        26,888
                       Medtronic, Inc. ............................................   5,456       271,000
                       St. Jude Medical, Inc.+.....................................     758        51,643
                       Stryker Corp. ..............................................   1,800        85,824
                       Zimmer Holdings, Inc.+......................................   1,052        80,278
                                                                                              ------------
                                                                                                6,035,547
                                                                                              ------------
                       INDUSTRIAL & COMMERCIAL -- 11.5%
                       Aerospace & Military Technology -- 1.7%
                       Boeing Co. .................................................   3,788       192,241
                       General Dynamics Corp. .....................................     894        88,345
                       Goodrich Corp. .............................................     482        15,583
                       Lockheed Martin Corp. ......................................   2,028       107,464
                       Northrop Grumman Corp. .....................................   1,618        85,107
                       Raytheon Co. ...............................................   1,881        63,107
                       Rockwell Collins, Inc. .....................................     801        27,410
                       United Technologies Corp. ..................................   2,316       216,546
                       Business Services -- 1.9%
                       Allied Waste Industries, Inc.+..............................   1,280        11,827
                       Automatic Data Processing, Inc. ............................   2,657       111,541
                       Cendant Corp. ..............................................   4,527       103,578
                       Convergys Corp.+............................................     716         9,480
                       Deluxe Corp. ...............................................     186         8,193
                       Equifax, Inc. ..............................................     668        16,112
                       First Data Corp. ...........................................   3,993       178,128
                       Fiserv, Inc.+...............................................     897        30,731
                       Fluor Corp. ................................................     366        16,671
                       Genuine Parts Co. ..........................................     885        33,391
                       H&R Block, Inc. ............................................     868        42,645
                       Interpublic Group of Cos., Inc.+............................   1,804        23,073
                       Johnson Controls, Inc. .....................................     798        45,047
                       Maxim Integrated Products, Inc. ............................   1,471        70,755
                       Monster Worldwide, Inc.+....................................     540        11,929
                       Paychex, Inc. ..............................................   1,695        52,054
                       PerkinElmer, Inc. ..........................................     564         9,915
                       R.R. Donnelley & Sons Co. ..................................     801        25,424
                       Robert Half International, Inc. ............................     770        21,421
                       W.W. Grainger, Inc. ........................................     444        23,510
                       Waste Management, Inc. .....................................   2,685        75,556
                       Electrical Equipment -- 0.2%
                       American Power Conversion Corp. ............................     937        14,149
                       American Standard Cos., Inc.+...............................   1,050        39,785
                       Power-One, Inc.+............................................     392         3,438
                       Thermo Electron Corp.+......................................     745        19,161

                                                           ---------------------

                                                                                                 VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Machinery -- 2.1%
                       Caterpillar, Inc. ..........................................   1,553   $   114,130
                       Cooper Industries, Ltd., Class A............................     460        26,160
                       Crane Co. ..................................................     192         5,341
                       Cummins, Inc. ..............................................     220        15,275
                       Danaher Corp. ..............................................   1,380        69,897
                       Deere & Co. ................................................   1,141        71,666
                       Dover Corp. ................................................     789        31,308
                       Eaton Corp. ................................................     564        36,457
                       Illinois Tool Works, Inc. ..................................   1,439       130,258
                       Ingersoll-Rand Co., Class A.................................     779        53,510
                       ITT Industries, Inc. .......................................     412        32,939
                       Pall Corp. .................................................     450        10,426
                       Parker-Hannifin Corp. ......................................     552        31,674
                       Rockwell Automation, Inc. ..................................     871        32,584
                       Textron, Inc. ..............................................     619        37,945
                       Tyco International, Ltd. ...................................   9,035       280,085
                       Multi-Industry -- 4.2%
                       3M Co. .....................................................   3,528       290,566
                       General Electric Co. .......................................  47,368     1,574,986
                       Honeywell International, Inc. ..............................   3,848       144,723
                       Transportation -- 1.4%
                       Burlington Northern Santa Fe Corp. .........................   1,657        58,790
                       CSX Corp. ..................................................   1,001        31,331
                       FedEx Corp. ................................................   1,346       110,211
                       Norfolk Southern Corp. .....................................   1,761        47,001
                       Ryder System, Inc. .........................................     299        12,827
                       Union Pacific Corp. ........................................   1,114        62,763
                       United Parcel Service, Inc., Class B........................   4,990       359,081
                                                                                              ------------
                                                                                                5,465,251
                                                                                              ------------
                       INFORMATION & ENTERTAINMENT -- 4.9%
                       Broadcasting & Media -- 3.4%
                       Clear Channel Communications, Inc. .........................   2,766        98,746
                       Comcast Corp., Class A+.....................................  10,123       277,370
                       Dow Jones & Co., Inc. ......................................     376        15,935
                       Gannett Co., Inc. ..........................................   1,223       101,680
                       Knight-Ridder, Inc. ........................................     370        24,342
                       McGraw-Hill Cos., Inc. .....................................     863        64,777
                       Meredith Corp. .............................................     184         9,730
                       New York Times Co., Class A.................................     713        29,661
                       Omnicom Group, Inc. ........................................     856        61,649
                       Time Warner, Inc.+..........................................  20,468       340,792
                       Tribune Co. ................................................   1,527        64,821
                       Univision Communications, Inc., Class A+....................   1,490        43,166
                       Viacom, Inc., Class B.......................................   7,793       261,767
                       Walt Disney Co. ............................................   9,212       212,705
                       Entertainment Products -- 0.3%
                       Eastman Kodak Co. ..........................................   1,362        36,079
                       Hasbro, Inc. ...............................................     613        11,138
                       International Game Technology...............................   1,560        50,451
                       Mattel, Inc. ...............................................   1,910        33,463
                       Leisure & Tourism -- 1.2%
                       Brunswick Corp. ............................................     244         9,523
                       Carnival Corp. .............................................   2,831       131,953
                       Darden Restaurants, Inc. ...................................     744        15,870
                       Delta Air Lines, Inc.+......................................     629         3,265

---------------------
    90

                                                                                                 VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Harrah's Entertainment, Inc. ...............................     501   $    23,291
                       Hilton Hotels Corp. ........................................   1,681        29,972
                       Marriott International, Inc., Class A.......................   1,039        50,703
                       McDonald's Corp. ...........................................   5,673       156,007
                       Sabre Holdings Corp., Class A...............................     638        16,288
                       Southwest Airlines Co. .....................................   3,548        51,340
                       Starwood Hotels & Resorts Worldwide, Inc. ..................     940        42,300
                       Yum! Brands, Inc. ..........................................   1,320        50,675
                                                                                              ------------
                                                                                                2,319,459
                                                                                              ------------
                       INFORMATION TECHNOLOGY -- 19.2%
                       Communication Equipment -- 1.0%
                       JDS Uniphase Corp.+.........................................   6,645        22,925
                       Motorola, Inc. .............................................  10,529       167,727
                       Network Appliance, Inc.+....................................   1,570        30,317
                       QUALCOMM, Inc. .............................................   3,619       250,000
                       Symbol Technologies, Inc. ..................................   1,017        13,313
                       Computers & Business Equipment -- 3.8%
                       Apple Computer, Inc.+.......................................   1,674        54,137
                       Avery Denison Corp. ........................................     518        31,375
                       Dell, Inc.+.................................................  11,387       403,897
                       EMC Corp.+..................................................  10,879       119,343
                       Gateway, Inc.+..............................................   1,649         7,421
                       Hewlett-Packard Co. ........................................  13,714       276,337
                       International Business Machines Corp. ......................   7,579       659,904
                       Lexmark International, Inc., Class A+.......................     608        53,808
                       Pitney Bowes, Inc. .........................................     964        40,681
                       Seagate Technology, Inc. ...................................   1,260             0
                       Sun Microsystems, Inc.+.....................................  15,012        59,297
                       VERITAS Software Corp.+.....................................   1,939        36,957
                       Xerox Corp.+................................................   3,400        47,124
                       Computer Services -- 0.3%
                       Computer Associates International, Inc. ....................   2,619        66,103
                       Computer Sciences Corp.+....................................     836        39,501
                       Compuware Corp.+............................................   1,870         9,238
                       Sungard Data Systems, Inc.+.................................   1,080        25,175
                       Computer Software -- 4.3%
                       Adobe Systems, Inc. ........................................   1,126        47,495
                       Affiliated Computer Services, Inc., Class A+................     600        31,140
                       Autodesk, Inc. .............................................     456        18,331
                       BMC Software, Inc.+.........................................   1,144        17,938
                       Citrix Systems, Inc.+.......................................     738        13,004
                       Electronic Arts, Inc.+......................................   1,300        65,169
                       Electronic Data Systems Corp. ..............................   2,156        39,843
                       Intuit, Inc.+...............................................     890        33,322
                       Mercury Interactive Corp.+..................................     413        15,099
                       Microsoft Corp. ............................................  48,542     1,381,505
                       NCR Corp.+..................................................     430        19,965
                       Novell, Inc.+...............................................   1,729        11,826
                       Oracle Corp.+...............................................  23,505       247,038
                       Parametric Technology Corp.+................................   1,328         6,029
                       Peoplesoft, Inc.+...........................................   1,716        30,922
                       Siebel Systems, Inc.+.......................................   2,270        18,296
                       Unisys Corp.+...............................................   1,546        15,831

                                                           ---------------------

                                                                                                 VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics -- 3.7%
                       Advanced Micro Devices, Inc.+...............................   1,608   $    20,084
                       Agilent Technologies, Inc.+.................................   2,142        51,001
                       Altera Corp.+...............................................   1,708        35,561
                       Analog Devices, Inc. .......................................   1,682        66,775
                       Applied Materials, Inc.+....................................   7,562       128,327
                       Applied Micro Circuits Corp.+...............................   1,440         5,184
                       Broadcom Corp., Class A+....................................   1,419        50,176
                       Emerson Electric Co. .......................................   1,955       118,668
                       Intel Corp. ................................................  29,094       709,312
                       Jabil Circuit, Inc.+........................................     895        19,466
                       KLA-Tencor Corp.+...........................................     887        36,553
                       Linear Technology Corp. ....................................   1,405        54,935
                       LSI Logic Corp.+............................................   1,755         8,933
                       Micron Technology, Inc.+....................................   2,742        37,099
                       Millipore Corp.+............................................     221        11,644
                       Molex, Inc. ................................................     855        24,761
                       National Semiconductor Corp.+...............................   1,616        27,714
                       Novellus Systems, Inc.+.....................................     681        18,387
                       NVIDIA Corp.+...............................................     750        11,550
                       PMC-Sierra, Inc.+...........................................     800         9,504
                       QLogic Corp.+...............................................     430        10,514
                       Sanmina-SCI Corp.+..........................................   2,332        17,117
                       Solectron Corp.+............................................   4,036        22,198
                       Tektronix, Inc. ............................................     382        11,613
                       Teradyne, Inc.+.............................................     865        14,792
                       Texas Instruments, Inc. ....................................   7,788       166,118
                       Thomas & Betts Corp. .......................................     189         4,971
                       Waters Corp.+...............................................     550        24,134
                       Xilinx, Inc. ...............................................   1,549        45,587
                       Internet Content -- 0.9%
                       eBay, Inc.+.................................................   2,960       231,857
                       Yahoo!, Inc.+...............................................   6,088       187,510
                       Internet Software -- 0.1%
                       Symantec Corp.+.............................................   1,360        63,594
                       Telecommunications -- 5.1%
                       ADC Telecommunications, Inc.+...............................   3,864         9,273
                       ALLTEL Corp. ...............................................   1,334        69,368
                       Andrew Corp.+...............................................     731         7,931
                       AT&T Corp. .................................................   3,600        54,360
                       AT&T Wireless Services, Inc.+...............................  12,247       176,847
                       Avaya, Inc.+................................................   1,932        28,304
                       BellSouth Corp. ............................................   8,234       223,059
                       Cisco Systems, Inc.+........................................  30,406       634,269
                       Citizens Communications Co.+................................   1,280        18,432
                       Comverse Technology, Inc.+..................................     870        14,842
                       Corning, Inc.+..............................................   6,180        76,385
                       Lucent Technologies, Inc.+..................................  19,154        58,420
                       Nextel Communications, Inc., Class A+.......................   4,989       113,550
                       Qwest Communications International, Inc.+...................   8,039        31,272
                       SBC Communications, Inc. ...................................  14,795       374,905
                       Scientific-Atlanta, Inc. ...................................     687        21,125
                       Tellabs, Inc.+..............................................   1,866        16,626
                       Verizon Communications, Inc. ...............................  12,339       475,545
                                                                                              ------------
                                                                                                9,077,485
                                                                                              ------------

---------------------
    92

                                                                                                 VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       MATERIALS -- 2.9%
                       Chemicals -- 1.6%
                       Air Products and Chemicals, Inc. ...........................   1,019   $    52,733
                       Ashland, Inc. ..............................................     301        15,733
                       Dow Chemical Co. ...........................................   4,217       168,216
                       du Pont (E.I.) de Nemours and Co. ..........................   4,488       192,401
                       Eastman Chemical Co. .......................................     341        15,236
                       Ecolab, Inc. ...............................................   1,224        37,332
                       Engelhard Corp. ............................................     610        17,934
                       Great Lakes Chemical Corp. .................................     232         5,563
                       Hercules, Inc.+.............................................     550         6,496
                       International Flavors & Fragrances, Inc. ...................     450        16,443
                       Monsanto Co. ...............................................   1,220        44,237
                       PPG Industries, Inc. .......................................     783        46,158
                       Praxair, Inc. ..............................................   1,462        57,676
                       Rohm and Haas Co. ..........................................   1,044        40,925
                       Sigma-Aldrich Corp. ........................................     316        18,151
                       Forest Products -- 0.6%
                       Bemis Co., Inc. ............................................     380        10,062
                       Boise Cascade Corp. ........................................     397        12,803
                       Georgia-Pacific Corp. ......................................   1,130        37,968
                       International Paper Co. ....................................   2,158        93,290
                       Louisiana-Pacific Corp. ....................................     491        11,627
                       MeadWestvaco Corp. .........................................     900        26,874
                       Sealed Air Corp.+...........................................     440        20,874
                       Temple-Inland, Inc. ........................................     212        14,469
                       Weyerhaeuser Co. ...........................................   1,075        66,650
                       Metals & Minerals -- 0.7%
                       Alcoa, Inc. ................................................   3,982       127,544
                       Allegheny Technologies, Inc. ...............................     370         7,419
                       Ball Corp. .................................................     228        16,457
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............     777        27,078
                       Newmont Mining Corp. .......................................   1,925        77,905
                       Nucor Corp. ................................................     342        28,608
                       Phelps Dodge Corp.+.........................................     413        32,189
                       United States Steel Corp. ..................................     522        19,909
                       Worthington Industries, Inc. ...............................     194         3,973
                                                                                              ------------
                                                                                                1,370,933
                                                                                              ------------
                       REAL ESTATE -- 0.4%
                       Real Estate Investment Trusts -- 0.4%
                       Apartment Investment & Management Co., Class A..............     430        13,747
                       Equity Office Properties Trust..............................   1,890        49,045
                       Equity Residential..........................................   1,173        34,662
                       Plum Creek Timber Co., Inc. ................................     870        27,301
                       ProLogis....................................................     840        28,594
                       Simon Property Group, Inc. .................................     730        37,675
                                                                                              ------------
                                                                                                  191,024
                                                                                              ------------
                       UTILITIES -- 0.9%
                       Electric Utilities -- 0.3%
                       AES Corp.+..................................................   2,887        27,860
                       CenterPoint Energy, Inc. ...................................   1,441        16,730
                       NiSource, Inc. .............................................     983        20,348
                       Progress Energy, Inc. ......................................   1,115        46,986
                       Gas & Pipeline Utilities -- 0.3%
                       Dynegy, Inc., Class A+......................................   1,748         7,342
                       El Paso Energy Corp. .......................................   2,966        23,402
                       KeySpan Corp. ..............................................     693        24,941

                                                           ---------------------

                                                                                                 VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Gas & Pipeline Utilities (continued)
                       Kinder Morgan, Inc. ........................................     550   $    33,005
                       Sempra Energy...............................................   1,014        36,250
                       Williams Cos., Inc. ........................................   2,332        28,334
                       Telephone -- 0.3%
                       CenturyTel, Inc. ...........................................     616        19,090
                       Sprint Corp. (FON Group)....................................   6,426       120,037
                                                                                              ------------
                                                                                                  404,325
                                                                                              ------------
                       TOTAL INVESTMENT SECURITIES (cost $54,479,541)..............            46,151,490
                                                                                              ------------

                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 0.3%                                   AMOUNT
                       ---------------------------------------------------------------------------------------
                       U.S. TREASURY BILLS -- 0.3%
                       United States Treasury Bills 0.98% due 09/09/04(1)..........  $  100,000        99,897
                       United States Treasury Bills 1.23% due 09/09/04(1)..........      25,000        24,958
                                                                                                  ------------
                       TOTAL SHORT-TERM SECURITIES (cost $124,855).................                   124,855
                                                                                                  ------------
                       REPURCHASE AGREEMENT -- 3.1%
                       ---------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.35%, dated 07/30/04 to be repurchased
                         08/02/04 in the amount of $1,495,044 and collateralized by
                         $1,530,000 of United States Treasury Bonds, bearing
                         interest at 5.25% due 11/15/28 having an approximate value
                         of $1,526,268 (cost $1,495,000)(1)........................   1,495,000     1,495,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $56,099,396)@                             100.9%                    47,771,345
                       Liabilities in excess of other assets --           (0.9)                      (417,497)
                                                                         ------                   ------------
                       NET ASSETS --                                     100.0%                   $47,353,848
                                                                         ======                   ============

              -----------------------------
               +  Non-income producing security
               # Security represents an investment in an affiliated company. @ See Note 3 for cost of investments on a tax basis.
              (1) The security or a portion thereof represents collateral for open futures contracts.

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                        NUMBER OF                                        EXPIRATION     VALUE AT     VALUE AS OF     UNREALIZED
                        CONTRACTS              DESCRIPTION                  DATE       TRADE DATE   JULY 31, 2004   DEPRECIATION
                       ---------------------------------------------------------------------------------------------------------
                       27    Long   S&P 500 E-Mini Future Index        September 2004  $1,510,550    $1,486,485      $(24,065)
                                                                                                                     =========

              See Notes to Financial Statements

---------------------
    94

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO
    Alliance Capital Management L.P.
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Financial Services..........................   10.0%
    Retail......................................    8.7%
    Computer Software...........................    7.4%
    Household Products..........................    6.7%
    Drugs.......................................    5.4%
    Broadcasting & Media........................    5.2%
    Medical Products............................    4.7%
    Computers & Business Equipment..............    4.4%
    Multi-Industry..............................    4.2%
    Euro Time Deposit...........................    4.2%
    Health Services.............................    4.1%
    Energy Services.............................    3.9%
    Food, Beverage & Tobacco....................    3.5%
    Leisure & Tourism...........................    3.3%
    Banks.......................................    3.0%
    Electronics.................................    2.8%
    Communication Equipment.....................    2.8%
    Insurance...................................    2.5%
    Internet Content............................    1.7%
    Energy Sources..............................    1.7%
    Aerospace & Military Technology.............    1.6%
    Telephone...................................    1.5%
    Electrical Equipment........................    1.2%
    Internet Software...........................    1.2%
    Automotive..................................    1.0%
    Telecommunications..........................    1.0%
    Chemicals...................................    0.8%
    Gas & Pipeline Utilities....................    0.6%
    Entertainment Products......................    0.5%
    Business Services...........................    0.5%
                                                  ------
                                                  100.1%
                                                  ======

    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO
    Alliance Capital Management L.P.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                       VALUE
                       COMMON STOCK -- 95.8%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 9.7%
                       Automotive -- 1.0%
                       Harley-Davidson, Inc. ......................................      160,000   $  9,579,200
                       Retail -- 8.7%
                       Bed Bath & Beyond, Inc.+....................................      140,000      4,954,600
                       Fortune Brands, Inc. .......................................      105,000      7,578,900
                       Home Depot, Inc. ...........................................      380,000     12,813,600
                       Lowe's Cos., Inc. ..........................................      180,000      8,769,600
                       Target Corp. ...............................................      225,000      9,810,000
                       TJX Cos., Inc. .............................................      350,000      8,214,500
                       Wal-Mart Stores, Inc. ......................................      310,000     16,433,100
                       Wendy's International, Inc. ................................      160,000      5,723,200
                       Williams-Sonoma, Inc.+......................................      180,000      5,848,200
                                                                                                   -------------
                                                                                                     89,724,900
                                                                                                   -------------
                       CONSUMER STAPLES -- 10.2%
                       Food, Beverage & Tobacco -- 3.5%
                       Bunge, Ltd. ................................................      140,000      5,618,200
                       Dean Foods Co.+.............................................      190,000      7,026,200
                       General Mills, Inc. ........................................      200,000      8,980,000
                       PepsiCo, Inc. ..............................................      165,000      8,250,000
                       Starbucks Corp.+............................................       47,700      2,239,992
                       Household Products -- 6.7%
                       Avon Products, Inc. ........................................      760,000     32,687,600
                       Procter & Gamble Co. .......................................      550,000     28,682,500
                                                                                                   -------------
                                                                                                     93,484,492
                                                                                                   -------------
                       ENERGY -- 5.6%
                       Energy Services -- 3.9%
                       Baker Hughes, Inc. .........................................      230,000      9,269,000
                       FMC Technologies, Inc.+.....................................      220,000      6,600,000
                       Halliburton Co. ............................................      260,000      8,255,000
                       Nabors Industries, Ltd.+....................................      250,000     11,625,000
                       Energy Sources -- 1.7%
                       Noble Energy, Inc. .........................................      160,000      8,849,600
                       XTO Energy, Inc. ...........................................      220,000      6,578,000
                                                                                                   -------------
                                                                                                     51,176,600
                                                                                                   -------------
                       FINANCE -- 15.5%
                       Banks -- 3.0%
                       Bank of America Corp. ......................................      252,189     21,438,587
                       Commerce Bancorp, Inc. .....................................      120,000      6,040,800
                       Financial Services -- 10.0%
                       Charles Schwab Corp. .......................................      300,000      2,634,000
                       Citigroup, Inc. ............................................      951,578     41,955,074
                       Franklin Resources, Inc. ...................................      130,000      6,272,500
                       J.P. Morgan Chase & Co. ....................................      543,400     20,285,122
                       Legg Mason, Inc. ...........................................       65,000      5,105,100

---------------------
    96

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       MBNA Corp. .................................................      240,000   $  5,925,600
                       Merrill Lynch & Co., Inc. ..................................      200,000      9,944,000
                       Insurance -- 2.5%
                       ACE, Ltd. ..................................................      335,000     13,597,650
                       AFLAC, Inc. ................................................      245,000      9,711,800
                                                                                                   -------------
                                                                                                    142,910,233
                                                                                                   -------------
                       HEALTHCARE -- 14.2%
                       Drugs -- 5.4%
                       Amgen, Inc.+................................................      150,000      8,532,000
                       Cephalon, Inc.+.............................................       65,000      3,283,800
                       Forest Laboratories, Inc.+..................................      175,000      8,800,750
                       Pfizer, Inc. ...............................................      915,000     29,243,400
                       Health Services -- 4.1%
                       Anthem, Inc.+...............................................       85,000      7,009,950
                       Caremark Rx, Inc.+..........................................      200,000      6,100,000
                       UnitedHealth Group, Inc. ...................................      190,000     11,951,000
                       Wellpoint Health Networks, Inc.+............................      121,000     12,233,100
                       Medical Products -- 4.7%
                       Alcon, Inc. ................................................       42,000      3,217,200
                       Applied Biosystems Group -- Applera Corp. ..................      135,000      2,793,150
                       Biogen Idec, Inc.+..........................................      125,000      7,500,000
                       Boston Scientific Corp.+....................................      230,000      8,799,800
                       Genentech, Inc.+............................................       80,000      3,894,400
                       St. Jude Medical, Inc.+.....................................      110,000      7,494,300
                       Zimmer Holdings, Inc.+......................................      125,000      9,538,750
                                                                                                   -------------
                                                                                                    130,391,600
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 7.5%
                       Aerospace & Military Technology -- 1.6%
                       United Technologies Corp. ..................................      154,300     14,427,050
                       Business Services -- 0.5%
                       BearingPoint, Inc.+.........................................      200,000      1,652,000
                       Fiserv, Inc.+...............................................       90,000      3,083,400
                       Electrical Equipment -- 1.2%
                       American Standard Cos., Inc.+...............................      300,000     11,367,000
                       Multi-Industry -- 4.2%
                       General Electric Co. .......................................    1,150,000     38,237,500
                                                                                                   -------------
                                                                                                     68,766,950
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 9.0%
                       Broadcasting & Media -- 5.2%
                       News Corp., Ltd. ADR........................................      175,000      5,932,500
                       Time Warner, Inc.+..........................................      770,000     12,820,500
                       Univision Communications, Inc., Class A+....................      215,000      6,228,550
                       Viacom, Inc., Class B.......................................      390,000     13,100,100
                       Westwood One, Inc.+.........................................      175,000      4,165,000
                       XM Satellite Radio Holdings, Inc., Class A+.................      200,000      5,278,000
                       Entertainment Products -- 0.5%
                       International Game Technology...............................      150,000      4,851,000

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism -- 3.3%
                       Carnival Corp. .............................................      240,000   $ 11,186,400
                       Royal Caribbean Cruises, Ltd. ..............................      230,000      9,832,500
                       Southwest Airlines Co. .....................................      640,000      9,260,800
                                                                                                   -------------
                                                                                                     82,655,350
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 21.3%
                       Communication Equipment -- 2.8%
                       Juniper Networks, Inc.+.....................................      420,000      9,643,200
                       QUALCOMM, Inc. .............................................      230,000     15,888,400
                       Computers & Business Equipment -- 4.4%
                       Dell, Inc.+.................................................      600,000     21,282,000
                       EMC Corp.+..................................................      720,000      7,898,400
                       Hewlett-Packard Co. ........................................      570,000     11,485,500
                       Computer Software -- 7.4%
                       Electronic Arts, Inc.+......................................      165,000      8,271,450
                       Mercury Interactive Corp.+..................................       55,000      2,010,800
                       Microsoft Corp. ............................................    1,700,000     48,382,000
                       Oracle Corp.+...............................................      840,000      8,828,400
                       Electronics -- 2.8%
                       Broadcom Corp., Class A+....................................      135,000      4,773,600
                       Flextronics International, Ltd.+............................      325,000      4,085,250
                       Linear Technology Corp. ....................................      230,000      8,993,000
                       Marvell Technology Group, Ltd.+.............................      350,000      8,127,000
                       Internet Content -- 1.7%
                       eBay, Inc.+.................................................      100,000      7,833,000
                       Yahoo!, Inc.+...............................................      260,000      8,008,000
                       Internet Software -- 1.2%
                       Symantec Corp.+.............................................      230,000     10,754,800
                       Telecommunications -- 1.0%
                       Corning, Inc.+..............................................      500,000      6,180,000
                       Nextel Communications, Inc., Class A+.......................      120,000      2,731,200
                                                                                                   -------------
                                                                                                    195,176,000
                                                                                                   -------------
                       MATERIALS -- 0.8%
                       Chemicals -- 0.8%
                       Air Products and Chemicals, Inc. ...........................      150,000      7,762,500
                                                                                                   -------------
                       UTILITIES -- 2.1%
                       Gas & Pipeline Utilities -- 0.6%
                       Western Gas Resources, Inc. ................................      165,000      5,558,850
                       Telephone -- 1.5%
                       CenturyTel, Inc. ...........................................      150,000      4,648,500
                       Cincinnati Bell, Inc.+......................................      600,000      2,424,000
                       Sprint Corp. (FON Group)....................................      375,000      7,005,000
                                                                                                   -------------
                                                                                                     19,636,350
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $755,373,777).............                 881,684,975
                                                                                                   -------------

---------------------
    98

                                                                                      PRINCIPAL        VALUE
                       SHORT-TERM SECURITIES -- 4.2%                                   AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 4.2%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.75%
                         due 08/02/04
                         (cost $38,884,000)........................................  $38,884,000   $ 38,884,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $794,257,777)@                          100.1%                       920,568,975
                       Liabilities in excess of other assets --         (0.1)                          (496,106)
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $920,072,869
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FEDERATED AMERICAN LEADERS PORTFOLIO
    Federated Equity Management Company of Pennsylvania
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Financial Services...........................  15.5%
    Energy Services..............................  13.7%
    Banks........................................   8.9%
    Business Services............................   7.8%
    Insurance....................................   6.3%
    Computer & Business Equipment................   6.1%
    Machinery....................................   5.3%
    Broadcasting & Media.........................   4.5%
    Chemicals....................................   4.0%
    Food, Beverage & Tobacco.....................   3.2%
    Telecommunications...........................   2.9%
    Health Services..............................   2.4%
    Retail.......................................   2.3%
    Computer Software............................   2.0%
    Electronics..................................   2.0%
    Computer Services............................   1.6%
    Automotive...................................   1.3%
    Forest Products..............................   1.2%
    Metals & Minerals............................   1.2%
    Apparel & Textiles...........................   1.1%
    Housing......................................   1.1%
    Euro Time Deposit............................   1.1%
    Aerospace & Military Technology..............   1.0%
    Drugs........................................   1.0%
    Telephone....................................   1.0%
    Communication Equipment......................   0.8%
    Medical Products.............................   0.5%
                                                   -----
                                                   99.8%
                                                   =====

    * Calculated as a percentage of net assets.

---------------------
    100

---------------------

    SUNAMERICA SERIES TRUST
    FEDERATED AMERICAN LEADERS PORTFOLIO
    Federated Equity Management Company of Pennsylvania
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 96.9%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.8%
                       Apparel & Textiles -- 1.1%
                       Gap, Inc. ..................................................     127,300   $  2,889,710
                       Automotive -- 1.3%
                       Ford Motor Co. .............................................     214,989      3,164,638
                       Housing -- 1.1%
                       Masco Corp. ................................................      90,000      2,721,600
                       Retail -- 2.3%
                       Federated Department Stores, Inc. ..........................      34,900      1,672,408
                       Home Depot, Inc. ...........................................     106,800      3,601,296
                       Rite Aid Corp.+.............................................      82,100        403,111
                                                                                                  -------------
                                                                                                    14,452,763
                                                                                                  -------------
                       CONSUMER STAPLES -- 3.2%
                       Food, Beverage & Tobacco -- 3.2%
                       Altria Group, Inc. .........................................     110,300      5,250,280
                       Tyson Foods, Inc., Class A..................................     141,300      2,693,178
                                                                                                  -------------
                                                                                                     7,943,458
                                                                                                  -------------
                       ENERGY -- 13.7%
                       Energy Services -- 13.7%
                       BP, PLC ADR.................................................      86,000      4,846,960
                       ChevronTexaco Corp. ........................................      67,600      6,465,940
                       ConocoPhillips..............................................      67,200      5,293,344
                       Exxon Mobil Corp. ..........................................     121,100      5,606,930
                       FirstEnergy Corp. ..........................................      45,800      1,790,780
                       FPL Group, Inc. ............................................      33,700      2,269,021
                       Halliburton Co. ............................................      96,000      3,048,000
                       Marathon Oil Corp. .........................................      79,400      2,990,998
                       Public Service Enterprise Group, Inc. ......................      45,100      1,758,900
                                                                                                  -------------
                                                                                                    34,070,873
                                                                                                  -------------
                       FINANCE -- 30.7%
                       Banks -- 8.9%
                       Bank of America Corp. ......................................     120,200     10,218,202
                       U.S. Bancorp................................................     173,600      4,912,880
                       Wachovia Corp. .............................................      54,000      2,392,740
                       Wells Fargo & Co. ..........................................      78,800      4,523,908
                       Financial Services -- 15.5%
                       Bear Stearns Cos., Inc. ....................................      39,700      3,311,774
                       Capital One Financial Corp. ................................      44,500      3,084,740
                       Citigroup, Inc. ............................................     204,500      9,016,405
                       Fannie Mae..................................................      35,400      2,511,984
                       Freddie Mac.................................................      21,000      1,350,510
                       Goldman Sachs Group, Inc. ..................................      33,200      2,927,908
                       J.P. Morgan Chase & Co. ....................................     219,700      8,201,401

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       MBNA Corp. .................................................     118,700   $  2,930,703
                       Morgan Stanley..............................................     101,500      5,006,995
                       Insurance -- 6.3%
                       ACE, Ltd. ..................................................      76,400      3,101,076
                       Allstate Corp. .............................................      94,600      4,453,768
                       Aon Corp. ..................................................     101,400      2,681,016
                       Hartford Financial Services Group, Inc. ....................      54,500      3,547,950
                       Nationwide Financial Services, Inc., Class A................      52,000      1,844,440
                                                                                                  -------------
                                                                                                    76,018,400
                                                                                                  -------------
                       HEALTHCARE -- 3.9%
                       Drugs -- 1.0%
                       Pfizer, Inc. ...............................................      78,500      2,508,860
                       Health Services -- 2.4%
                       McKesson Corp. .............................................      83,500      2,686,195
                       Tenet Healthcare Corp.+.....................................     152,000      1,699,360
                       UnitedHealth Group, Inc. ...................................      23,000      1,446,700
                       Medical Products -- 0.5%
                       Johnson & Johnson...........................................      22,400      1,238,048
                                                                                                  -------------
                                                                                                     9,579,163
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 14.1%
                       Aerospace & Military Technology -- 1.0%
                       Northrop Grumman Corp. .....................................      50,034      2,631,788
                       Business Services -- 7.8%
                       Cendant Corp. ..............................................     305,970      7,000,594
                       H&R Block, Inc. ............................................      52,900      2,598,977
                       Interpublic Group of Cos., Inc.+............................     185,000      2,366,150
                       Johnson Controls, Inc. .....................................      79,400      4,482,130
                       Waste Management, Inc. .....................................     100,700      2,833,698
                       Machinery -- 5.3%
                       Eaton Corp. ................................................      43,600      2,818,304
                       Textron, Inc. ..............................................      40,200      2,464,260
                       Tyco International, Ltd. ...................................     252,600      7,830,600
                                                                                                  -------------
                                                                                                    35,026,501
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 2.7%
                       Broadcasting & Media -- 2.7%
                       Viacom, Inc., Class B.......................................      93,933      3,155,209
                       Walt Disney Co. ............................................     149,300      3,447,337
                                                                                                  -------------
                                                                                                     6,602,546
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 15.4%
                       Communication Equipment -- 0.8%
                       Motorola, Inc. .............................................     121,100      1,929,123
                       Computers & Business Equipment -- 6.1%
                       Hewlett-Packard Co. ........................................     264,898      5,337,695
                       International Business Machines Corp. ......................      46,400      4,040,048
                       Pitney Bowes, Inc. .........................................      63,900      2,696,580
                       Storage Technology Corp.+...................................     121,600      3,033,920

---------------------
    102

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Services -- 1.6%
                       Computer Sciences Corp.+....................................      38,900   $  1,838,025
                       Sungard Data Systems, Inc.+.................................      93,500      2,179,485
                       Computer Software -- 2.0%
                       BMC Software, Inc.+.........................................     145,700      2,284,576
                       Microsoft Corp. ............................................      96,600      2,749,236
                       Electronics -- 2.0%
                       Applied Materials, Inc.+....................................     135,900      2,306,223
                       Koninklijke Philips Electronics NV..........................     109,400      2,650,762
                       Telecommunications -- 2.9%
                       BellSouth Corp. ............................................      45,900      1,243,431
                       SBC Communications, Inc. ...................................      80,100      2,029,734
                       Verizon Communications, Inc. ...............................      99,456      3,833,034
                                                                                                  -------------
                                                                                                    38,151,872
                                                                                                  -------------
                       MATERIALS -- 6.4%
                       Chemicals -- 4.0%
                       Air Products and Chemicals, Inc. ...........................      67,600      3,498,300
                       du Pont (E.I.) de Nemours and Co. ..........................      65,500      2,807,985
                       PPG Industries, Inc. .......................................      60,500      3,566,475
                       Forest Products -- 1.2%
                       International Paper Co. ....................................      67,600      2,922,348
                       Metals & Minerals -- 1.2%
                       Alcoa, Inc. ................................................      94,300      3,020,429
                                                                                                  -------------
                                                                                                    15,815,537
                                                                                                  -------------
                       UTILITIES -- 1.0%
                       Telephone -- 1.0%
                       Sprint Corp. (FON Group)....................................     135,100      2,523,668
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $221,725,865)......................                240,184,781
                                                                                                  -------------
                       PREFERRED STOCK -- 1.8%
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 1.8%
                       Broadcasting & Media -- 1.8%
                       News Corp., Ltd. ADR (cost $3,864,283)......................     145,400      4,619,358
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $225,590,148).............                244,804,139
                                                                                                  -------------
                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 1.1%                                   AMOUNT
                       ----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 1.1%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.25%
                         due 08/02/04 (cost $2,697,000)............................  $2,697,000      2,697,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $228,287,148)@                  99.8%                               247,501,139
                       Other assets less liabilities --         0.2                                    410,779
                                                              ------                            ---------------
                       NET ASSETS --                          100.0%                            $  247,911,918
                                                              ======                            ===============

              -----------------------------
               @ See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt

              See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    DAVIS VENTURE VALUE PORTFOLIO
    Davis Selected Advisers, L.P. (dba -- Davis Advisors)
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Financial Services..........................   18.8%
    Insurance...................................   15.7%
    Banks.......................................   14.5%
    Food, Beverage & Tobacco....................    9.6%
    Energy Sources..............................    5.0%
    Machinery...................................    4.9%
    Broadcasting & Media........................    3.9%
    Drugs.......................................    3.7%
    Business Services...........................    3.3%
    Energy Services.............................    3.3%
    Retail......................................    3.3%
    Forest Products.............................    2.8%
    Computers & Business Equipment..............    2.2%
    Real Estate Investment Trusts...............    1.6%
    Computer Software...........................    1.2%
    Housing.....................................    1.0%
    Automotive..................................    0.9%
    Health Services.............................    0.9%
    Metals & Minerals...........................    0.9%
    Transportation..............................    0.9%
    Telecommunications..........................    0.5%
    Leisure & Tourism...........................    0.4%
    Multi-industry..............................    0.3%
    Communication Equipment.....................    0.3%
    Electronics.................................    0.1%
                                                  ------
                                                  100.0%
                                                  ======

    * Calculated as a percentage of net assets.

---------------------
    104

---------------------

    SUNAMERICA SERIES TRUST
    DAVIS VENTURE VALUE PORTFOLIO
    Davis Selected Advisers, L.P. (dba -- Davis Advisors)
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                       VALUE
                       COMMON STOCK -- 99.7%                                           SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.2%
                       Automotive -- 0.9%
                       AutoZone, Inc.+.............................................     258,600   $    19,963,920
                       Housing -- 1.0%
                       Vulcan Materials Co. .......................................     441,800        21,038,516
                       Retail -- 3.3%
                       Costco Wholesale Corp. .....................................   1,765,600        71,789,296
                                                                                                  ----------------
                                                                                                      112,791,732
                                                                                                  ----------------
                       CONSUMER STAPLES -- 9.6%
                       Food, Beverage & Tobacco -- 9.6%
                       Altria Group, Inc. .........................................   2,500,025       119,001,190
                       Diageo, PLC ADR.............................................     708,700        35,590,914
                       Heineken Holding NV, Class A................................     756,990        20,970,235
                       Hershey Foods Corp. ........................................     482,800        23,386,832
                       Kraft Foods, Inc., Class A..................................     390,400        11,926,720
                                                                                                  ----------------
                                                                                                      210,875,891
                                                                                                  ----------------
                       ENERGY -- 8.3%
                       Energy Services -- 3.3%
                       ConocoPhillips..............................................     774,904        61,039,188
                       Transocean, Inc.+...........................................     429,500        12,197,800
                       Energy Sources -- 5.0%
                       Devon Energy Corp. .........................................     689,826        47,936,009
                       EOG Resources, Inc. ........................................     583,600        37,087,780
                       Occidental Petroleum Corp. .................................     499,400        24,605,438
                                                                                                  ----------------
                                                                                                      182,866,215
                                                                                                  ----------------
                       FINANCE -- 49.0%
                       Banks -- 14.5%
                       Fifth Third Bancorp.........................................     616,300        30,420,568
                       Golden West Financial Corp. ................................     731,200        78,172,592
                       HSBC Holdings, PLC..........................................   6,068,703        89,240,107
                       Lloyds TSB Group, PLC ADR...................................     679,800        20,584,344
                       State Street Corp. .........................................     199,900         8,557,719
                       Wells Fargo & Co. ..........................................   1,587,725        91,151,292
                       Financial Services -- 18.8%
                       American Express Co. .......................................   3,476,250       174,681,562
                       Citigroup, Inc. ............................................   1,903,552        83,927,608
                       J.P. Morgan Chase & Co. ....................................   1,929,576        72,031,072
                       Moody's Corp. ..............................................     422,400        28,765,440
                       Morgan Stanley..............................................     384,150        18,950,120
                       Providian Financial Corp.+..................................     813,000        11,251,920
                       Takefuji Corp. .............................................     321,360        23,120,464
                       Insurance -- 15.7%
                       American International Group, Inc.#.........................     137,437         9,709,924
                       Aon Corp. ..................................................     879,900        23,264,556
                       Berkshire Hathaway, Inc., Class A+..........................       1,052        91,787,000

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       Berkshire Hathaway, Inc., Class B+..........................       1,461   $     4,228,134
                       Chubb Corp. ................................................     153,300        10,543,974
                       Everest Reinsurance Group, Ltd. ............................      58,800         4,320,624
                       Loews Corp. ................................................     758,400        42,948,192
                       Markel Corp.+...............................................       8,400         2,373,000
                       Marsh & McLennan Cos., Inc. ................................     467,400        20,743,212
                       Principal Financial Group, Inc. ............................     267,300         9,085,527
                       Progressive Corp. ..........................................     986,600        75,593,292
                       Sun Life Financial, Inc. ...................................     165,400         4,598,120
                       Transatlantic Holdings, Inc.#...............................     781,125        44,235,108
                                                                                                  ----------------
                                                                                                    1,074,285,471
                                                                                                  ----------------
                       HEALTHCARE -- 4.6%
                       Drugs -- 3.7%
                       Cardinal Health, Inc. ......................................     433,500        19,290,750
                       Eli Lilly and Co. ..........................................     455,900        29,049,948
                       Novartis AG.................................................     265,000        11,845,136
                       Pfizer, Inc. ...............................................     671,300        21,454,748
                       Health Services -- 0.9%
                       HCA, Inc. ..................................................     505,900        19,553,035
                                                                                                  ----------------
                                                                                                      101,193,617
                                                                                                  ----------------
                       INDUSTRIAL & COMMERCIAL -- 9.1%
                       Business Services -- 3.3%
                       Dun & Bradstreet Corp.+.....................................     473,500        26,582,290
                       H&R Block, Inc. ............................................     548,900        26,967,457
                       Rentokil Initial, PLC.......................................   3,632,750         9,393,891
                       WPP Group, PLC ADR..........................................     187,500         8,748,750
                       Machinery -- 4.9%
                       Tyco International, Ltd. ...................................   3,505,992       108,685,752
                       Transportation -- 0.9%
                       United Parcel Service, Inc., Class B........................     264,000        18,997,440
                                                                                                  ----------------
                                                                                                      199,375,580
                                                                                                  ----------------
                       INFORMATION & ENTERTAINMENT -- 4.3%
                       Broadcasting & Media -- 3.9%
                       Comcast Corp., Special Class A+.............................   1,585,200        42,483,360
                       Gannett Co., Inc. ..........................................     153,900        12,795,246
                       Lagardere SCA...............................................     508,000        30,875,611
                       Leisure & Tourism -- 0.4%
                       Marriott International, Inc., Class A.......................     181,800         8,871,840
                                                                                                  ----------------
                                                                                                       95,026,057
                                                                                                  ----------------
                       INFORMATION TECHNOLOGY -- 4.3%
                       Communication Equipment -- 0.3%
                       Nokia Corp. ADR.............................................     490,200         5,696,124
                       Computers & Business Equipment -- 2.2%
                       Lexmark International, Inc., Class A+.......................     553,600        48,993,600
                       Computer Software -- 1.2%
                       Microsoft Corp. ............................................     935,800        26,632,868
                       Electronics -- 0.1%
                       Agere Systems, Inc., Class A+...............................   1,529,500         1,896,580

---------------------
    106

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 0.5%
                       SK Telecom Co., Ltd. ADR....................................     570,000   $    10,066,200
                                                                                                  ----------------
                                                                                                       93,285,372
                                                                                                  ----------------
                       MATERIALS -- 3.7%
                       Forest Products -- 2.8%
                       Sealed Air Corp.+ ..........................................   1,289,300        61,164,392
                       Metals & Minerals -- 0.9%
                       Martin Marietta Materials, Inc. ............................     454,200        19,871,250
                                                                                                  ----------------
                                                                                                       81,035,642
                                                                                                  ----------------
                       REAL ESTATE -- 1.6%
                       Real Estate Investment Trusts -- 1.6%
                       CenterPoint Properties Corp. ...............................      82,000         3,147,160
                       General Growth Properties, Inc. ............................   1,083,622        32,595,350
                                                                                                  ----------------
                                                                                                       35,742,510
                                                                                                  ----------------
                       TOTAL INVESTMENT SECURITIES (cost $1,713,672,469)...........                 2,186,478,087
                                                                                                  ----------------
                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 0.3%                                   AMOUNT
                       -------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 0.3%
                       Starbird Funding Corp. 1.34% due 08/02/04 (cost
                         $6,613,754)...............................................  $6,614,000         6,613,754
                                                                                                  ----------------

                       TOTAL INVESTMENTS --
                         (cost $1,720,786,599)@                       100.0%                       2,193,091,841
                       Other assets less liabilities --                 0.0                              775,050
                                                                      ------                      ---------------
                       NET ASSETS --                                  100.0%                      $2,193,866,891
                                                                      ======                      ===============

              -----------------------------
               +  Non-income producing security
               # Security represents an investment in an affiliated company. @ See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    "DOGS" OF WALL STREET PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Food, Beverage & Tobacco.....................  23.7%
    Drugs........................................  11.7%
    Business Services............................  10.5%
    Household Products...........................   6.9%
    Financial Services...........................   6.3%
    Chemicals....................................   6.1%
    Telecommunications...........................   5.6%
    Housing......................................   3.9%
    Energy Services..............................   3.8%
    Medical Products.............................   3.7%
    Computers & Business Equipment...............   3.6%
    Forest Products..............................   3.5%
    Multi-Industry...............................   3.5%
    Electronics..................................   3.1%
    Automotive...................................   2.6%
    Repurchase Agreements........................   1.2%
                                                   -----
                                                   99.7%
                                                   =====

    * Calculated as a percentage of net assets.

---------------------
    108

---------------------

    SUNAMERICA SERIES TRUST
    "DOGS" OF WALL STREET PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 98.5%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 6.5%
                       Automotive -- 2.6%
                       General Motors Corp. .......................................      82,056   $  3,539,896
                       Housing -- 3.9%
                       Sherwin-Williams Co. .......................................     128,449      5,186,771
                                                                                                  -------------
                                                                                                     8,726,667
                                                                                                  -------------
                       CONSUMER STAPLES -- 30.6%
                       Food, Beverage & Tobacco -- 23.7%
                       Albertson's, Inc. ..........................................     195,650      4,771,904
                       Altria Group, Inc. .........................................      81,328      3,871,213
                       Anheuser-Busch Cos., Inc. ..................................      83,970      4,358,043
                       Brown-Forman Corp., Class B.................................      94,132      4,378,079
                       ConAgra Foods, Inc. ........................................     167,594      4,357,444
                       McCormick & Co., Inc. ......................................     148,304      5,304,834
                       Wm. Wrigley Jr. Co. ........................................      79,030      4,773,412
                       Household Products -- 6.9%
                       Clorox Co. .................................................      90,377      4,498,063
                       Colgate-Palmolive Co. ......................................      88,042      4,683,834
                                                                                                  -------------
                                                                                                    40,996,826
                                                                                                  -------------
                       ENERGY -- 3.8%
                       Energy Services -- 3.8%
                       Exxon Mobil Corp. ..........................................     108,018      5,001,233
                                                                                                  -------------
                       FINANCE -- 6.3%
                       Financial Services -- 6.3%
                       Citigroup, Inc. ............................................      90,733      4,000,418
                       J.P. Morgan Chase & Co. ....................................     120,060      4,481,840
                                                                                                  -------------
                                                                                                     8,482,258
                                                                                                  -------------
                       HEALTHCARE -- 15.4%
                       Drugs -- 11.7%
                       Abbott Laboratories.........................................      94,356      3,712,909
                       Bristol-Myers Squibb Co. ...................................     154,620      3,540,798
                       Merck & Co., Inc. ..........................................      96,575      4,379,676
                       Pfizer, Inc. ...............................................     125,299      4,004,556
                       Medical Products -- 3.7%
                       Becton Dickinson & Co. .....................................     106,013      5,006,994
                                                                                                  -------------
                                                                                                    20,644,933
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 14.0%
                       Business Services -- 10.5%
                       Automatic Data Processing, Inc. ............................     112,126      4,707,049
                       Genuine Parts Co. ..........................................     132,999      5,018,052
                       Johnson Controls, Inc. .....................................      76,253      4,304,482

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Multi-Industry -- 3.5%
                       General Electric Co. .......................................     143,043   $  4,756,180
                                                                                                  -------------
                                                                                                    18,785,763
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 12.3%
                       Computers & Business Equipment -- 3.6%
                       Avery Denison Corp. ........................................      79,087      4,790,300
                       Electronics -- 3.1%
                       Emerson Electric Co. .......................................      67,799      4,115,399
                       Telecommunications -- 5.6%
                       AT&T Corp. .................................................     219,388      3,312,759
                       SBC Communications, Inc. ...................................     168,624      4,272,932
                                                                                                  -------------
                                                                                                    16,491,390
                                                                                                  -------------
                       MATERIALS -- 9.6%
                       Chemicals -- 6.1%
                       du Pont (E.I.) de Nemours and Co. ..........................      96,028      4,116,720
                       Rohm and Haas Co. ..........................................     103,343      4,051,046
                       Forest Products -- 3.5%
                       Bemis Co., Inc. ............................................     178,739      4,733,009
                                                                                                  -------------
                                                                                                    12,900,775
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $126,333,616).............                132,029,845
                                                                                                  -------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENTS -- 1.2%                                   AMOUNT
                       ----------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement
                         Account(1)................................................  $  618,000        618,000
                       UBS Warburg AG, LLC Joint Repurchase Agreement Account(1)...   1,000,000      1,000,000
                                                                                                  -------------
                       TOTAL REPURCHASE AGREEMENTS (cost $1,618,000)...............                  1,618,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $127,951,616)@                           99.7%                       133,647,845
                       Other assets less liabilities --                  0.3                            365,218
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $134,013,063
                                                                       ======                      =============

              -----------------------------
               @ See Note 3 for cost of investments on a tax basis.
              (1) See Note 2 for details of Joint Repurchase Agreement.

              See Notes to Financial Statements

---------------------
    110

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO
    Alliance Capital Management L.P.
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Financial Services..........................   12.9%
    Electronics.................................   12.5%
    Computer Software...........................    9.0%
    Retail......................................    8.7%
    Drugs.......................................    8.3%
    Internet Content............................    7.0%
    Broadcasting & Media........................    6.4%
    Medical Products............................    6.2%
    Computers & Business Equipment..............    6.0%
    Telecommunications..........................    5.1%
    Communication Equipment.....................    5.0%
    Multi-Industry..............................    3.6%
    Household Products..........................    3.6%
    Health Services.............................    3.3%
    Insurance...................................    1.2%
    Food, Beverage & Tobacco....................    0.8%
    Internet Software...........................    0.3%
    Euro Time Deposit...........................    0.3%
                                                  ------
                                                  100.2%
                                                  ======

    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO
    Alliance Capital Management L.P.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                       VALUE
                       COMMON STOCK -- 98.7%                                           SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.7%
                       Retail -- 8.7%
                       Amazon.com, Inc.+...........................................     330,700   $   12,870,844
                       Lowe's Cos., Inc. ..........................................     770,500       37,538,760
                       Target Corp. ...............................................     187,500        8,175,000
                       Wal-Mart Stores, Inc. ......................................     537,600       28,498,176
                       Whole Foods Market, Inc. ...................................      35,600        2,930,592
                                                                                                  ---------------
                                                                                                      90,013,372
                                                                                                  ---------------
                       CONSUMER STAPLES -- 4.4%
                       Food, Beverage & Tobacco -- 0.8%
                       Starbucks Corp.+............................................     188,000        8,828,480
                       Household Products -- 3.6%
                       Avon Products, Inc. ........................................     407,600       17,530,876
                       Procter & Gamble Co. .......................................     369,000       19,243,350
                                                                                                  ---------------
                                                                                                      45,602,706
                                                                                                  ---------------
                       FINANCE -- 14.1%
                       Financial Services -- 12.9%
                       Charles Schwab Corp. .......................................     239,400        2,101,932
                       Citigroup, Inc. ............................................     930,609       41,030,551
                       Franklin Resources, Inc. ...................................     439,700       21,215,525
                       Goldman Sachs Group, Inc. ..................................      67,900        5,988,101
                       J.P. Morgan Chase & Co. ....................................   1,054,300       39,357,019
                       MBNA Corp. .................................................     768,600       18,976,734
                       Merrill Lynch & Co., Inc. ..................................      94,400        4,693,568
                       Insurance -- 1.2%
                       Progressive Corp. ..........................................     157,770       12,088,337
                                                                                                  ---------------
                                                                                                     145,451,767
                                                                                                  ---------------
                       HEALTHCARE -- 17.8%
                       Drugs -- 8.3%
                       Amgen, Inc.+................................................     609,500       34,668,360
                       Forest Laboratories, Inc.+..................................     433,200       21,785,628
                       Pfizer, Inc. ...............................................     905,716       28,946,684
                       Health Services -- 3.3%
                       Anthem, Inc.+...............................................     112,300        9,261,381
                       UnitedHealth Group, Inc. ...................................     392,800       24,707,120
                       Medical Products -- 6.2%
                       Alcon, Inc. ................................................      98,500        7,545,100
                       Boston Scientific Corp.+....................................     677,200       25,909,672
                       St. Jude Medical, Inc.+.....................................     294,800       20,084,724
                       Zimmer Holdings, Inc.+......................................     146,000       11,141,260
                                                                                                  ---------------
                                                                                                     184,049,929
                                                                                                  ---------------
                       INDUSTRIAL & COMMERCIAL -- 3.6%
                       Multi-Industry -- 3.6%
                       General Electric Co. .......................................   1,115,100       37,077,075
                                                                                                  ---------------

---------------------
    112

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 5.2%
                       Broadcasting & Media -- 5.2%
                       E.W. Scripps Co., Class A...................................     121,200   $   12,413,304
                       Time Warner, Inc.+..........................................   1,210,200       20,149,830
                       Viacom, Inc., Class B.......................................     576,858       19,376,660
                       XM Satellite Radio Holdings, Inc., Class A+.................      48,900        1,290,471
                                                                                                  ---------------
                                                                                                      53,230,265
                                                                                                  ---------------
                       INFORMATION TECHNOLOGY -- 44.9%
                       Communication Equipment -- 5.0%
                       Juniper Networks, Inc.+.....................................   1,068,900       24,541,944
                       Motorola, Inc. .............................................     496,200        7,904,466
                       QUALCOMM, Inc. .............................................     284,100       19,625,628
                       Computers & Business Equipment -- 6.0%
                       Apple Computer, Inc.+.......................................      86,600        2,800,644
                       Dell, Inc.+.................................................   1,245,900       44,192,073
                       EMC Corp.+..................................................   1,390,900       15,258,173
                       Computer Software -- 9.0%
                       Electronic Arts, Inc.+......................................     475,810       23,852,355
                       Microsoft Corp. ............................................   1,394,200       39,678,932
                       Oracle Corp.+...............................................   1,078,700       11,337,137
                       SAP AG ADR..................................................     448,000       17,924,480
                       Electronics -- 12.5%
                       Applied Materials, Inc.+....................................   1,564,700       26,552,959
                       Broadcom Corp., Class A+....................................     568,500       20,102,160
                       Intel Corp. ................................................   1,472,100       35,889,798
                       Marvell Technology Group, Ltd.+.............................     918,000       21,315,960
                       Taiwan Semiconductor Manufacturing Co., Ltd. ADR............   3,472,636       24,725,169
                       Internet Content -- 7.0%
                       eBay, Inc.+.................................................     414,700       32,483,451
                       Yahoo!, Inc.+...............................................   1,272,440       39,191,152
                       Internet Software -- 0.3%
                       Symantec Corp.+.............................................      68,700        3,212,412
                       Telecommunications -- 5.1%
                       Cisco Systems, Inc.+........................................   1,253,263       26,143,066
                       Corning, Inc.+..............................................   2,119,700       26,199,492
                                                                                                  ---------------
                                                                                                     462,931,451
                                                                                                  ---------------
                       TOTAL COMMON STOCK (cost $980,536,444)......................                1,018,356,565
                                                                                                  ---------------
                       PREFERRED STOCK -- 1.2%
                       ------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 1.2%
                       Broadcasting & Media -- 1.2%
                       News Corp., Ltd. ADR (cost $13,112,827).....................     387,000       12,294,990
                                                                                                  ---------------
                       TOTAL INVESTMENT SECURITIES (cost $993,649,271).............                1,030,651,555
                                                                                                  ---------------

                                                           ---------------------

                                                                                     PRINCIPAL         VALUE
                       SHORT-TERM SECURITIES -- 0.3%                                   AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 0.3%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.25%
                         due 08/02/04 (cost $2,744,000)............................  $2,744,000   $    2,744,000
                                                                                                  ---------------

                       TOTAL INVESTMENTS --
                         (cost $996,393,271)@                          100.2%                      1,033,395,555
                       Liabilities in excess of other assets --         (0.2)                         (1,721,502)
                                                                       ------                     ---------------
                       NET ASSETS --                                   100.0%                     $1,031,674,053
                                                                       ======                     ===============

              -----------------------------
              + Non-income producing security
              @ See Note 3 for cost of investments on a tax basis. ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    114

---------------------

    SUNAMERICA SERIES TRUST
    GOLDMAN SACHS RESEARCH PORTFOLIO
    Goldman Sachs Asset Management, L.P.
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Financial Services..........................   12.5%
    Broadcasting & Media........................   12.0%
    Computer Software...........................    6.8%
    Food, Beverage & Tobacco....................    6.1%
    Energy Services.............................    5.7%
    Drugs.......................................    5.3%
    Banks.......................................    5.2%
    Household Products..........................    5.2%
    Machinery...................................    5.1%
    Retail......................................    4.9%
    Business Services...........................    4.5%
    Insurance...................................    4.0%
    Computers & Business Equipment..............    3.8%
    Energy Sources..............................    3.3%
    Leisure & Tourism...........................    3.1%
    Medical Products............................    2.6%
    Communication Equipment.....................    2.5%
    Repurchase Agreement........................    2.0%
    Health Services.............................    1.8%
    Chemicals...................................    1.3%
    Telecommunications..........................    1.2%
    Aerospace & Military Technology.............    1.1%
                                                  ------
                                                  100.0%
                                                  ======

    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GOLDMAN SACHS RESEARCH PORTFOLIO
    Goldman Sachs Asset Management, L.P.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                    VALUE
                       COMMON STOCK -- 98.0%                                          SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.9%
                       Retail -- 4.9%
                       Family Dollar Stores, Inc. .................................     9,710    $   270,521
                       Home Depot, Inc. ...........................................    11,475        386,937
                       Lowe's Cos., Inc. ..........................................     5,690        277,217
                       Wal-Mart Stores, Inc. ......................................    10,060        533,280
                                                                                                 ------------
                                                                                                   1,467,955
                                                                                                 ------------
                       CONSUMER STAPLES -- 11.3%
                       Food, Beverage & Tobacco -- 6.1%
                       Altria Group, Inc. .........................................     8,150        387,940
                       PepsiCo, Inc. ..............................................    16,620        831,000
                       Wm. Wrigley Jr. Co. ........................................    10,020        605,208
                       Household Products -- 5.2%
                       Avon Products, Inc. ........................................    10,700        460,207
                       Colgate-Palmolive Co. ......................................    12,090        643,188
                       Procter & Gamble Co. .......................................     8,775        457,616
                                                                                                 ------------
                                                                                                   3,385,159
                                                                                                 ------------
                       ENERGY -- 9.0%
                       Energy Services -- 5.7%
                       ConocoPhillips..............................................    14,600      1,150,042
                       Exelon Corp. ...............................................    15,850        553,165
                       Energy Sources -- 3.3%
                       Burlington Resources, Inc. .................................    25,425        970,472
                                                                                                 ------------
                                                                                                   2,673,679
                                                                                                 ------------
                       FINANCE -- 21.7%
                       Banks -- 5.2%
                       Bank of America Corp. ......................................    10,550        896,855
                       Key Corp. ..................................................    21,525        649,625
                       Financial Services -- 12.5%
                       Charles Schwab Corp. .......................................    42,600        374,028
                       Citigroup, Inc. ............................................    17,446        769,194
                       Countrywide Credit Industries, Inc. ........................     9,325        672,333
                       Fannie Mae..................................................    11,100        787,656
                       Freddie Mac.................................................     8,000        514,480
                       J.P. Morgan Chase & Co. ....................................    16,562        618,259
                       Insurance -- 4.0%
                       RenaissanceRe Holdings, Ltd. ...............................    12,000        636,000
                       XL Capital, Ltd., Class A...................................     8,175        577,809
                                                                                                 ------------
                                                                                                   6,496,239
                                                                                                 ------------
                       HEALTHCARE -- 9.7%
                       Drugs -- 5.3%
                       Pfizer, Inc. ...............................................    30,700        981,172
                       Wyeth.......................................................    17,000        601,800

---------------------
    116

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services -- 1.8%
                       Caremark Rx, Inc.+..........................................    17,140    $   522,770
                       Medical Products -- 2.6%
                       Baxter International, Inc. .................................    15,400        463,078
                       Guidant Corp. ..............................................     5,720        316,431
                                                                                                 ------------
                                                                                                   2,885,251
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 10.7%
                       Aerospace & Military Technology -- 1.1%
                       General Dynamics Corp. .....................................     3,200        316,224
                       Business Services -- 4.5%
                       Cendant Corp. ..............................................    27,110        620,277
                       First Data Corp. ...........................................    16,550        738,295
                       Machinery -- 5.1%
                       Eaton Corp. ................................................    10,275        664,176
                       Tyco International, Ltd. ...................................    28,075        870,325
                                                                                                 ------------
                                                                                                   3,209,297
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 15.1%
                       Broadcasting & Media -- 12.0%
                       Clear Channel Communications, Inc. .........................    17,590        627,963
                       Fox Entertainment Group, Inc., Class A+.....................     7,275        196,643
                       Lamar Advertising Co., Class A+.............................     7,425        298,559
                       McGraw-Hill Cos., Inc. .....................................     9,130        685,298
                       Time Warner, Inc.+..........................................    28,000        466,200
                       Univision Communications, Inc., Class A+....................    22,980        665,731
                       Viacom, Inc., Class B.......................................    19,761        663,772
                       Leisure & Tourism -- 3.1%
                       Harrah's Entertainment, Inc. ...............................     9,720        451,883
                       Sabre Holdings Corp., Class A...............................    18,420        470,262
                                                                                                 ------------
                                                                                                   4,526,311
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 14.3%
                       Communication Equipment -- 2.5%
                       QUALCOMM, Inc. .............................................    10,950        756,426
                       Computers & Business Equipment -- 3.8%
                       CDW Corp. ..................................................     6,475        416,342
                       Dell, Inc.+.................................................    19,800        702,306
                       Computer Software -- 6.8%
                       Activision, Inc.+...........................................    34,232        501,499
                       Electronic Arts, Inc.+......................................     8,970        449,666
                       Microsoft Corp. ............................................    37,980      1,080,911
                       Telecommunications -- 1.2%
                       Nortel Networks Corp.+......................................   100,475        367,739
                                                                                                 ------------
                                                                                                   4,274,889
                                                                                                 ------------
                       MATERIALS -- 1.3%
                       Chemicals -- 1.3%
                       Monsanto Co. ...............................................    10,725        388,889
                                                                                                 ------------
                       TOTAL INVESTMENT SECURITIES (cost $25,654,278)..............               29,307,669
                                                                                                 ------------

                                                           ---------------------

                                                                                     PRINCIPAL      VALUE
                       REPURCHASE AGREEMENT -- 2.0%                                   AMOUNT       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 1.25% dated 07/30/04 to be repurchased
                         08/02/04 in the amount of $600,063 and collateralized by
                         $615,000 of United States Treasury Notes, bearing interest at 3.38% due 11/15/08 having an approximate value of
                         $615,000 (cost $600,000)..................................  $600,000    $   600,000
                                                                                                 ------------

                       TOTAL INVESTMENTS -- (cost $26,254,278)@            100.0%                   29,907,669
                       Liabilities in excess of other assets --             (0.0)                       (7,060)
                                                                           ------                  ------------
                       NET ASSETS --                                       100.0%                  $29,900,609
                                                                           ======                  ============

              -----------------------------
              +  Non-income producing security
              @  See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

---------------------
    118

---------------------

    SUNAMERICA SERIES TRUST
    MFS MASSACHUSETTS INVESTORS
    TRUST PORTFOLIO
    Massachusetts Financial Services Company
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Financial Services...........................  10.6%
    Medical Products.............................   8.0%
    Energy Services..............................   7.6%
    Drugs........................................   5.0%
    Chemicals....................................   5.0%
    Telecommunications...........................   4.9%
    Household Products...........................   4.6%
    Broadcasting & Media.........................   4.4%
    Aerospace & Military Technology..............   4.2%
    Machinery....................................   4.2%
    Retail.......................................   3.5%
    Food, Beverage & Tobacco.....................   3.3%
    Banks........................................   3.3%
    Computer Software............................   3.3%
    U.S. Government Agencies.....................   3.0%
    Multi-Industry...............................   2.9%
    Computer & Business Equipment................   2.9%
    Energy Sources...............................   2.6%
    Business Services............................   2.2%
    Transportation...............................   2.2%
    Insurance....................................   2.1%
    Electronics..................................   1.9%
    Internet Content.............................   1.5%
    Apparel & Textiles...........................   1.0%
    Telephone....................................   1.0%
    Automotive...................................   0.9%
    Health Services..............................   0.8%
    Leisure & Tourism............................   0.8%
    Housing......................................   0.7%
    Internet Software............................   0.6%
                                                   -----
                                                   99.0%
                                                   =====

    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS MASSACHUSETTS INVESTORS
    TRUST PORTFOLIO
    Massachusetts Financial Services Company
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                   VALUE
                       COMMON STOCK -- 96.0%                                         SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 6.1%
                       Apparel & Textiles -- 1.0%
                       Gap, Inc. ..................................................  116,700   $  2,649,090
                       Automotive -- 0.9%
                       Harley-Davidson, Inc. ......................................   38,680      2,315,772
                       Housing -- 0.7%
                       Masco Corp. ................................................   47,500      1,436,400
                       Newell Rubbermaid, Inc. ....................................   21,090        455,544
                       Retail -- 3.5%
                       CVS Corp. ..................................................   67,820      2,839,623
                       Target Corp. ...............................................   86,280      3,761,808
                       TJX Cos., Inc. .............................................  121,100      2,842,217
                                                                                               -------------
                                                                                                 16,300,454
                                                                                               -------------
                       CONSUMER STAPLES -- 7.9%
                       Food, Beverage & Tobacco -- 3.3%
                       Anheuser-Busch Cos., Inc. ..................................   39,200      2,034,480
                       General Mills, Inc. ........................................   61,060      2,741,594
                       PepsiCo, Inc. ..............................................   79,612      3,980,600
                       Household Products -- 4.6%
                       Colgate-Palmolive Co. ......................................   66,570      3,541,524
                       Kimberly-Clark Corp. .......................................   45,640      2,924,155
                       Procter & Gamble Co. .......................................   56,560      2,949,604
                       Reckitt & Benckiser, PLC....................................  112,260      3,074,642
                                                                                               -------------
                                                                                                 21,246,599
                                                                                               -------------
                       ENERGY -- 10.2%
                       Energy Services -- 7.6%
                       BP, PLC ADR.................................................  131,510      7,411,904
                       Dominion Resources, Inc. ...................................   39,360      2,497,786
                       EnCana Corp. ...............................................   29,850      1,322,952
                       EnCana Corp. (Canadian Shares)..............................   30,170      1,336,602
                       Entergy Corp. ..............................................   10,560        607,200
                       Exelon Corp. ...............................................   51,660      1,802,934
                       Halliburton Co. ............................................   89,430      2,839,402
                       Noble Corp.+................................................   41,840      1,620,045
                       Schlumberger, Ltd. .........................................   16,740      1,076,717
                       Energy Sources -- 2.6%
                       EOG Resources, Inc. ........................................   22,000      1,398,100
                       Total SA Sponsored ADR......................................   30,920      3,010,062
                       Unocal Corp. ...............................................   65,260      2,529,477
                                                                                               -------------
                                                                                                 27,453,181
                                                                                               -------------

---------------------
    120

                                                                                                   VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       FINANCE -- 16.0%
                       Banks -- 3.3%
                       Bank of America Corp. ......................................   65,400   $  5,559,654
                       Wells Fargo & Co. ..........................................   58,290      3,346,429
                       Financial Services -- 10.6%
                       American Express Co. .......................................   80,800      4,060,200
                       Citigroup, Inc. ............................................  156,803      6,913,445
                       Countrywide Credit Industries, Inc. ........................   30,800      2,220,680
                       Fannie Mae..................................................   84,270      5,979,799
                       Goldman Sachs Group, Inc. ..................................   11,980      1,056,516
                       Legg Mason, Inc. ...........................................   25,200      1,979,208
                       MBNA Corp. .................................................   84,800      2,093,712
                       Merrill Lynch & Co., Inc. ..................................   83,410      4,147,145
                       Insurance -- 2.1%
                       Hartford Financial Services Group, Inc. ....................   86,530      5,633,103
                                                                                               -------------
                                                                                                 42,989,891
                                                                                               -------------
                       HEALTHCARE -- 13.8%
                       Drugs -- 5.0%
                       Abbott Laboratories.........................................   70,900      2,789,915
                       Allergan, Inc. .............................................   22,020      1,665,593
                       Amgen, Inc.+................................................   36,800      2,093,184
                       Eli Lilly and Co. ..........................................   12,670        807,332
                       Gilead Sciences, Inc.+......................................   27,770      1,795,053
                       Roche Holding AG............................................   26,590      2,626,198
                       Wyeth.......................................................   49,880      1,765,752
                       Health Services -- 0.8%
                       HCA, Inc. ..................................................   55,540      2,146,621
                       Medical Products -- 8.0%
                       Baxter International, Inc. .................................   88,660      2,666,006
                       Boston Scientific Corp.+....................................   30,200      1,155,452
                       Genzyme Corp.+..............................................   58,040      2,976,292
                       Guidant Corp. ..............................................   44,900      2,483,868
                       Johnson & Johnson...........................................  181,730     10,044,217
                       Medtronic, Inc. ............................................   42,100      2,091,107
                                                                                               -------------
                                                                                                 37,106,590
                                                                                               -------------
                       INDUSTRIAL & COMMERCIAL -- 15.7%
                       Aerospace & Military Technology -- 4.2%
                       Lockheed Martin Corp. ......................................   92,300      4,890,977
                       United Technologies Corp. ..................................   68,720      6,425,320
                       Business Services -- 2.2%
                       Accenture, Ltd., Class A+...................................  103,500      2,549,205
                       Aramark Corp., Class B......................................   48,140      1,291,115
                       Fiserv, Inc.+...............................................   19,320        661,903
                       Magna International, Inc., Class A ADR, Class A.............   17,530      1,411,165
                       Machinery -- 4.2%
                       Caterpillar, Inc. ..........................................   38,630      2,838,919
                       Eaton Corp. ................................................   33,540      2,168,025
                       Illinois Tool Works, Inc. ..................................   12,610      1,141,457
                       Tyco International, Ltd. ...................................  167,160      5,181,960
                       Multi-Industry -- 2.9%
                       General Electric Co. .......................................  230,690      7,670,443
                       Transportation -- 2.2%
                       FedEx Corp. ................................................   30,750      2,517,810

                                                           ---------------------

                                                                                                   VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Transportation (continued)
                       United Parcel Service, Inc., Class B........................   46,280   $  3,330,309
                                                                                               -------------
                                                                                                 42,078,608
                                                                                               -------------
                       INFORMATION & ENTERTAINMENT -- 5.2%
                       Broadcasting & Media -- 4.4%
                       Citadel Broadcasting Corp.+.................................   46,700        658,003
                       Comcast Corp., Class A+.....................................   87,517      2,397,966
                       Cox Radio, Inc., Class A+...................................   35,500        615,215
                       Fox Entertainment Group, Inc., Class A+.....................  102,890      2,781,116
                       New York Times Co., Class A.................................   39,370      1,637,792
                       Viacom, Inc., Class B.......................................   54,900      1,844,091
                       Walt Disney Co. ............................................   87,000      2,008,830
                       Leisure & Tourism -- 0.8%
                       Carnival Corp. .............................................   45,600      2,125,416
                                                                                               -------------
                                                                                                 14,068,429
                                                                                               -------------
                       INFORMATION TECHNOLOGY -- 15.1%
                       Computers & Business Equipment -- 2.9%
                       Apple Computer, Inc.+.......................................   41,300      1,335,642
                       Dell, Inc.+.................................................  101,640      3,605,171
                       Lexmark International, Inc., Class A+.......................   15,000      1,327,500
                       VERITAS Software Corp.+.....................................   75,770      1,444,176
                       Computer Software -- 3.3%
                       Microsoft Corp. ............................................  310,240      8,829,430
                       Electronics -- 1.9%
                       Analog Devices, Inc. .......................................   67,610      2,684,117
                       Intel Corp. ................................................  103,560      2,524,793
                       Internet Content -- 1.5%
                       eBay, Inc.+.................................................   25,500      1,997,415
                       Yahoo!, Inc.+...............................................   63,300      1,949,640
                       Internet Software -- 0.6%
                       Symantec Corp.+.............................................   33,000      1,543,080
                       Telecommunications -- 4.9%
                       Amdocs, Ltd.+...............................................   66,000      1,432,200
                       Cisco Systems, Inc.+........................................  305,330      6,369,184
                       Telefonaktiebolaget LM Ericsson ADR+........................   86,200      2,302,402
                       Vodafone Group, PLC Sponsored ADR...........................  141,165      3,067,515
                                                                                               -------------
                                                                                                 40,412,265
                                                                                               -------------
                       MATERIALS -- 5.0%
                       Chemicals -- 5.0%
                       Dow Chemical Co. ...........................................   86,130      3,435,726
                       du Pont (E.I.) de Nemours and Co. ..........................   58,940      2,526,758
                       Monsanto Co. ...............................................   51,890      1,881,531
                       PPG Industries, Inc. .......................................   24,740      1,458,423
                       Praxair, Inc. ..............................................  105,180      4,149,351
                                                                                               -------------
                                                                                                 13,451,789
                                                                                               -------------
                       UTILITIES -- 1.0%
                       Telephone -- 1.0%
                       Sprint Corp. (FON Group)....................................  138,375      2,584,846
                                                                                               -------------
                       TOTAL INVESTMENT SECURITIES (cost $243,341,825).............             257,692,652
                                                                                               -------------

---------------------
    122

                                                                                     PRINCIPAL        VALUE
                       SHORT-TERM SECURITIES -- 3.0%                                   AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES -- 3.0%
                       Federal National Mtg. Assoc. Disc. Notes 1.28% due 08/02/04
                         (cost $8,085,713).........................................  $8,086,000   $  8,085,713
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $251,427,538)@                             99.0%                   265,778,365
                       Other assets less liabilities --                    1.0                      2,799,583
                                                                         ------                  -------------
                       NET ASSETS --                                     100.0%                  $268,577,948
                                                                         ======                  =============

              -----------------------------
              +  Non-income producing security
              @ See Note 3 for cost of investments on a tax basis. ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    PUTNAM GROWTH: VOYAGER PORTFOLIO
    Putnam Investment Management, LLC         PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Retail......................................   12.7%
    Drugs.......................................   10.2%
    Medical Products............................    8.8%
    Computer Software...........................    8.4%
    Financial Services..........................    6.8%
    Electronics.................................    6.6%
    Food, Beverage & Tobacco....................    5.5%
    Computer & Business Equipment...............    4.5%
    Health Services.............................    3.7%
    Telecommunications..........................    3.5%
    Household Products..........................    3.0%
    Multi-Industry..............................    2.9%
    Communication Equipment.....................    2.6%
    Internet Content............................    2.5%
    Energy Services.............................    2.4%
    Insurance...................................    1.8%
    Apparel & Textiles..........................    1.7%
    Aerospace & Military Technology.............    1.5%
    Repurchase Agreement........................    1.5%
    Leisure & Tourism...........................    1.3%
    Education...................................    1.2%
    Internet Software...........................    1.2%
    Banks.......................................    1.1%
    Energy Sources..............................    1.1%
    Housing.....................................    1.1%
    Business Services...........................    0.7%
    Machinery...................................    0.6%
    Automotive..................................    0.5%
    Transportation..............................    0.5%
    Telephone...................................    0.3%
    Broadcasting & Media........................    0.0%
    Metals & Minerals...........................    0.0%
                                                  ------
                                                  100.2%
                                                  ======

    * Calculated as a percentage of net assets.

---------------------
    124

---------------------

    SUNAMERICA SERIES TRUST
    PUTNAM GROWTH: VOYAGER PORTFOLIO
    Putnam Investment Management, LLC      INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 98.0%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 16.0%
                       Apparel & Textiles -- 1.7%
                       Abercrombie & Fitch Co., Class A............................      18,770   $    692,238
                       Chico's FAS, Inc.+..........................................      29,500      1,235,165
                       Coach, Inc.+................................................      10,400        445,016
                       Liz Claiborne, Inc. ........................................      12,100        437,899
                       Nike, Inc., Class B.........................................      10,200        741,642
                       Timberland Co., Class A+....................................      14,500        841,580
                       Automotive -- 0.5%
                       Advanced Auto Parts, Inc.+..................................      32,960      1,223,475
                       Housing -- 1.1%
                       D.R. Horton, Inc. ..........................................       8,680        239,828
                       Masco Corp. ................................................      31,500        952,560
                       Vulcan Materials Co. .......................................       1,800         85,716
                       Whirlpool Corp. ............................................      22,300      1,392,412
                       Retail -- 12.7%
                       Bed Bath & Beyond, Inc.+....................................      26,400        934,296
                       Best Buy Co., Inc. .........................................      31,600      1,521,856
                       Borders Group, Inc. ........................................      16,600        379,642
                       Costco Wholesale Corp. .....................................      43,040      1,750,007
                       Home Depot, Inc. ...........................................     145,900      4,919,748
                       Kohl's Corp.+...............................................      36,100      1,651,936
                       Lowe's Cos., Inc. ..........................................      73,200      3,566,304
                       Michaels Stores, Inc. ......................................      24,500      1,323,735
                       Nordstrom, Inc. ............................................      23,600      1,036,040
                       PetSmart, Inc. .............................................       6,700        207,767
                       RadioShack Corp. ...........................................       5,300        148,135
                       Rent-A-Center, Inc.+........................................      11,200        328,608
                       Staples, Inc. ..............................................      97,900      2,827,352
                       Target Corp. ...............................................      28,024      1,221,846
                       TJX Cos., Inc. .............................................      88,500      2,077,095
                       Wal-Mart Stores, Inc. ......................................     145,600      7,718,256
                       Whole Foods Market, Inc. ...................................       9,400        773,808
                       Williams-Sonoma, Inc. ......................................      10,300        334,647
                                                                                                  -------------
                                                                                                    41,008,609
                                                                                                  -------------
                       CONSUMER STAPLES -- 8.5%
                       Food, Beverage & Tobacco -- 5.5%
                       Altria Group, Inc. .........................................      39,500      1,880,200
                       Coca-Cola Co. ..............................................      56,000      2,456,160
                       Coca-Cola Enterprises, Inc. ................................      61,600      1,256,640
                       Dean Foods Co.+.............................................      10,600        391,988
                       Pepsi Bottling Group, Inc. .................................      55,930      1,557,650
                       PepsiCo, Inc. ..............................................      90,100      4,505,000
                       Starbucks Corp.+............................................      27,100      1,272,616
                       Sysco Corp. ................................................      20,800        716,560

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER STAPLES (continued)
                       Household Products -- 3.0%
                       Avon Products, Inc. ........................................      41,600   $  1,789,216
                       Gillette Co. ...............................................      31,500      1,227,870
                       Procter & Gamble Co. .......................................      92,200      4,808,230
                                                                                                  -------------
                                                                                                    21,862,130
                                                                                                  -------------
                       EDUCATION -- 1.2%
                       Education -- 1.2%
                       Apollo Group, Inc.+.........................................       1,300        112,021
                       Apollo Group, Inc., Class A+................................      23,400      1,955,070
                       Career Education Corp.+.....................................      31,390      1,061,296
                                                                                                  -------------
                                                                                                     3,128,387
                                                                                                  -------------
                       ENERGY -- 3.5%
                       Energy Services -- 2.4%
                       Amerada Hess Corp. .........................................      43,250      3,604,888
                       Edison International........................................      57,500      1,541,000
                       Entergy Corp. ..............................................       9,700        557,750
                       GlobalSantaFe Corp. ........................................      14,600        400,040
                       Energy Sources -- 1.1%
                       Anadarko Petroleum Corp. ...................................      20,400      1,219,716
                       Valero Energy Corp. ........................................      20,900      1,565,828
                                                                                                  -------------
                                                                                                     8,889,222
                                                                                                  -------------
                       FINANCE -- 9.0%
                       Banks -- 1.1%
                       Commerce Bancorp, Inc. .....................................      11,400        573,876
                       State Street Corp. .........................................      17,300        740,613
                       U.S. Bancorp ...............................................      27,900        789,570
                       Wells Fargo & Co. ..........................................      11,900        683,179
                       Financial Services -- 6.1%
                       American Express Co. .......................................      11,500        577,875
                       Capital One Financial Corp. ................................      41,500      2,876,780
                       Citigroup, Inc. ............................................      68,800      3,033,392
                       Doral Financial Corp. ......................................      27,570      1,082,122
                       Fannie Mae..................................................      48,800      3,462,848
                       Fidelity National Financial, Inc. ..........................      19,100        692,375
                       MBNA Corp. .................................................     157,600      3,891,144
                       NVR, Inc.+..................................................         300        139,800
                       Insurance -- 1.8%
                       Ambac Financial Group, Inc. ................................       2,300        163,553
                       American International Group, Inc.#.........................      64,200      4,535,730
                                                                                                  -------------
                                                                                                    23,242,857
                                                                                                  -------------
                       HEALTHCARE -- 22.7%
                       Drugs -- 10.2%
                       Abbott Laboratories.........................................      75,800      2,982,730
                       Amgen, Inc.+................................................      59,300      3,372,984
                       Eon Labs, Inc.+.............................................      12,500        364,000
                       Express Scripts, Inc., Class A+.............................      10,900        715,040
                       Forest Laboratories, Inc.+..................................      33,200      1,669,628
                       Gilead Sciences, Inc.+......................................      18,300      1,182,912
                       Merck & Co., Inc. ..........................................       4,600        208,610
                       Pfizer, Inc. ...............................................     461,800     14,759,128
                       Wyeth.......................................................      26,500        938,100

---------------------
    126

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services -- 3.7%
                       Anthem, Inc.+...............................................       2,600   $    214,422
                       Caremark Rx, Inc.+..........................................      29,100        887,550
                       Community Health Systems, Inc.+.............................       5,600        137,816
                       Coventry Health Care, Inc.+.................................      35,500      1,814,405
                       Health Management Assoc., Inc., Class A.....................      19,600        393,176
                       Manor Care, Inc. ...........................................       9,600        300,000
                       Pacificare Health Systems, Inc.+............................      10,300        314,871
                       Sierra Health Services, Inc.+...............................       7,200        318,240
                       UnitedHealth Group, Inc. ...................................      56,800      3,572,720
                       Universal Health Services, Inc. ............................      10,600        482,406
                       WellChoice, Inc. ...........................................       9,700        355,020
                       Wellpoint Health Networks, Inc. ............................       7,600        768,360
                       Medical Products -- 8.8%
                       Beckman Coulter, Inc. ......................................       4,600        253,782
                       Becton Dickinson & Co. .....................................      17,600        831,248
                       Biogen Idec, Inc.+..........................................      15,800        948,000
                       Fisher Scientific International, Inc.+......................      17,900      1,041,780
                       Genentech, Inc.+............................................      11,400        554,952
                       Genzyme Corp.+..............................................      17,900        917,912
                       Henry Schein, Inc.+.........................................      15,800      1,060,180
                       Johnson & Johnson...........................................     156,800      8,666,336
                       Medtronic, Inc. ............................................      58,500      2,905,695
                       Patterson Cos., Inc.+.......................................      11,000        807,620
                       Respironics, Inc.+..........................................       5,000        278,600
                       St. Jude Medical, Inc.+.....................................      30,600      2,084,778
                       Varian Medical Systems, Inc. ...............................      12,800        883,328
                       Zimmer Holdings, Inc. ......................................      17,700      1,350,687
                                                                                                  -------------
                                                                                                    58,337,016
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 6.2%
                       Aerospace & Military Technology -- 1.5%
                       Boeing Co. .................................................      34,400      1,745,800
                       L-3 Communications Holdings, Inc. ..........................       9,300        568,695
                       United Technologies Corp. ..................................      17,100      1,598,850
                       Business Services -- 0.7%
                       Fiserv, Inc.+...............................................      20,600        705,756
                       Getty Images, Inc.+.........................................       7,600        415,112
                       Maxim Integrated Products, Inc. ............................      15,900        764,790
                       Machinery -- 0.6%
                       Danaher Corp. ..............................................       9,000        455,850
                       Illinois Tool Works, Inc. ..................................       9,100        823,732
                       ITT Industries, Inc. .......................................       1,700        135,915
                       Multi-Industry -- 2.9%
                       3M Co. .....................................................      46,600      3,837,976
                       General Electric Co. .......................................     109,900      3,654,175
                       Transportation -- 0.5%
                       JB Hunt Transport Services, Inc. ...........................      15,699        602,999
                       United Parcel Service, Inc., Class B........................       8,000        575,680
                                                                                                  -------------
                                                                                                    15,885,330
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 1.3%
                       Leisure & Tourism -- 1.3%
                       Darden Restaurants, Inc. ...................................      27,100        578,043
                       Harrah's Entertainment, Inc. ...............................      20,800        966,992

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Royal Caribbean Cruises, Ltd. ..............................      27,700   $  1,184,175
                       Yum! Brands, Inc. ..........................................      17,200        660,308
                                                                                                  -------------
                                                                                                     3,389,518
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 29.3%
                       Communication Equipment -- 2.6%
                       Juniper Networks, Inc.+.....................................      33,500        769,160
                       Motorola, Inc. .............................................      35,800        570,294
                       Nokia Corp. ADR ............................................         920         10,690
                       QUALCOMM, Inc. .............................................      78,400      5,415,872
                       Computers & Business Equipment -- 4.5%
                       Dell, Inc.+.................................................     151,500      5,373,705
                       EMC Corp.+..................................................     128,400      1,408,548
                       Harris Corp. ...............................................       7,500        356,100
                       Lexmark International, Inc., Class A+.......................      37,000      3,274,500
                       Xerox Corp. ................................................      76,500      1,060,290
                       Computer Software -- 8.4%
                       Adobe Systems, Inc. ........................................     100,000      4,218,000
                       Affiliated Computer Services, Inc., Class A+................      13,400        695,460
                       Autodesk, Inc. .............................................      28,600      1,149,720
                       Microsoft Corp. ............................................     433,000     12,323,180
                       Oracle Corp.+...............................................     309,300      3,250,743
                       Electronics -- 6.6%
                       Altera Corp.+...............................................      28,900        601,698
                       Analog Devices, Inc. .......................................      19,300        766,210
                       Applied Materials, Inc.+....................................      80,800      1,371,176
                       Arrow Electronics, Inc.+....................................      24,700        584,402
                       Energizer Holdings, Inc.+ !.................................       1,900         72,390
                       Intel Corp. ................................................     366,600      8,937,708
                       Jabil Circuit, Inc.+........................................       9,500        206,625
                       Linear Technology Corp. ....................................       7,900        308,890
                       Micron Technology, Inc.+....................................      86,300      1,167,639
                       Texas Instruments, Inc. ....................................     132,400      2,824,092
                       Xilinx, Inc. ...............................................       8,400        247,212
                       Internet Content -- 2.5%
                       eBay, Inc.+.................................................      37,800      2,960,874
                       Yahoo!, Inc. ...............................................     109,520      3,373,216
                       Internet Software -- 1.2%
                       Symantec Corp.+.............................................      67,400      3,151,624
                       Telecommunications -- 3.5%
                       Avaya, Inc.+................................................      78,700      1,152,955
                       Cisco Systems, Inc.+........................................     372,900      7,778,694
                                                                                                  -------------
                                                                                                    75,381,667
                                                                                                  -------------
                       MATERIALS -- 0.0%
                       Metals & Minerals -- 0.0%
                       Ball Corp. .................................................       1,200         86,616
                                                                                                  -------------
                       UTILITIES -- 0.3%
                       Telephone -- 0.3%
                       CenturyTel, Inc. ...........................................      22,500        697,275
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $232,013,897)......................                251,908,627
                                                                                                  -------------

---------------------
    128

                                                                                                      VALUE
                       RIGHTS -- 0.0%                                                  SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       Liberty Media International, Inc. Expires 08/16/04+ (cost
                         $0).......................................................         481   $      2,891
                                                                                                  -------------
                       EXCHANGE TRADED FUNDS -- 0.7%
                       ----------------------------------------------------------------------------------------
                       FINANCE -- 0.7%
                       Financial Services -- 0.7%
                       Nasdaq-100 Index Tracking Stock.............................      15,300        534,276
                       SPDR Trust Co., Series 1....................................       9,800      1,086,036
                                                                                                  -------------
                       TOTAL EXCHANGE TRADED FUNDS (cost $1,640,254)...............                  1,620,312
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $233,654,150).............                253,531,830
                                                                                                  -------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 1.5%                                    AMOUNT
                       ----------------------------------------------------------------------------------------
                       Agreement with Goldman Sachs & Co., bearing interest at
                         1.36%, dated 07/30/04, to be repurchased 08/02/04 in the
                         amount of $3,940,447 and collateralized by $3,940,000 of
                         Federal Home Loan Mtg. Corp. Notes, bearing interest at
                         4.50%, due 01/15/14 and having an approximate value of
                         $4,082,117 (cost $3,940,000)..............................  $3,940,000      3,940,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $237,594,150)@                           100.2%                    257,471,830
                       Liabilities in excess of other assets --          (0.2)                       (463,882)
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $257,007,948
                                                                        ======                   =============

              -----------------------------
              +  Non-income producing security
              # Security represents an investment in an affiliated company. @ See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    BLUE CHIP GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Computer Software............................   7.8%
    Drugs........................................   7.7%
    Retail.......................................   7.7%
    Financial Services...........................   7.2%
    Multi-Industry...............................   6.5%
    Computers & Business Equipment...............   6.4%
    Medical Products.............................   5.6%
    Electronics..................................   5.5%
    Telecommunications...........................   4.9%
    Communication Equipment......................   4.1%
    Machinery....................................   4.0%
    Aerospace & Military Technology..............   3.8%
    Health Services..............................   3.1%
    Broadcasting & Media.........................   2.9%
    Internet Content.............................   2.9%
    Energy Sources...............................   2.6%
    Energy Services..............................   2.0%
    Household Products...........................   1.6%
    Transportation...............................   1.6%
    Banks........................................   1.4%
    Food, Beverage & Tobacco.....................   1.3%
    Insurance....................................   1.2%
    Chemicals....................................   1.1%
    Leisure & Tourism............................   1.1%
    Apparel & Textiles...........................   1.0%
    Internet Software............................   1.0%
    Repurchase Agreement.........................   0.1%
                                                   -----
                                                   96.1%
                                                   =====

    * Calculated as a percentage of net assets.

---------------------
    130

---------------------

    SUNAMERICA SERIES TRUST
    BLUE CHIP GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                    VALUE
                       COMMON STOCK -- 96.0%                                          SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.7%
                       Apparel & Textiles -- 1.0%
                       Nike, Inc., Class B.........................................     7,000    $   508,970
                       Retail -- 7.7%
                       Kohl's Corp.+...............................................    19,000        869,440
                       Limited, Inc. ..............................................    37,000        756,280
                       Nordstrom, Inc. ............................................    12,000        526,800
                       Tiffany & Co. ..............................................    14,000        500,500
                       Wal-Mart Stores, Inc. ......................................    16,300        864,063
                       Williams-Sonoma, Inc.+......................................    12,000        389,880
                                                                                                 ------------
                                                                                                   4,415,933
                                                                                                 ------------
                       CONSUMER STAPLES -- 2.9%
                       Food, Beverage & Tobacco -- 1.3%
                       Coca-Cola Co. ..............................................    15,000        657,900
                       Household Products -- 1.6%
                       Estee Lauder Cos., Inc., Class A............................     6,000        263,400
                       Procter & Gamble Co. .......................................    10,000        521,500
                                                                                                 ------------
                                                                                                   1,442,800
                                                                                                 ------------
                       ENERGY -- 4.6%
                       Energy Services -- 2.0%
                       Baker Hughes, Inc. .........................................    10,000        403,000
                       Exxon Mobil Corp. ..........................................    12,600        583,380
                       Energy Sources -- 2.6%
                       Burlington Resources, Inc. .................................    16,000        610,720
                       EOG Resources, Inc. ........................................     6,500        413,075
                       XTO Energy, Inc. ...........................................    10,500        313,950
                                                                                                 ------------
                                                                                                   2,324,125
                                                                                                 ------------
                       FINANCE -- 9.8%
                       Banks -- 1.4%
                       Bank of America Corp. ......................................     8,200        697,082
                       Financial Services -- 7.2%
                       American Express Co. .......................................    16,100        809,025
                       Capital One Financial Corp. ................................     7,000        485,240
                       Citigroup, Inc. ............................................    17,566        774,485
                       Goldman Sachs Group, Inc. ..................................     5,500        485,045
                       Merrill Lynch & Co., Inc. ..................................     7,500        372,900
                       Morgan Stanley..............................................    14,800        730,084
                       Insurance -- 1.2%
                       Berkshire Hathaway, Inc., Class B+..........................       200        578,800
                                                                                                 ------------
                                                                                                   4,932,661
                                                                                                 ------------
                       HEALTHCARE -- 16.4%
                       Drugs -- 7.7%
                       Allergan, Inc. .............................................     6,000        453,840
                       Amgen, Inc.+................................................    10,000        682,560

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Drugs (continued)
                       Merck & Co., Inc. ..........................................    13,700    $   621,295
                       Pfizer, Inc. ...............................................    38,780      1,239,409
                       Teva Pharmaceutical Industries, Ltd. Sponsored ADR..........    30,000        888,000
                       Health Services -- 3.1%
                       Aetna, Inc. ................................................     7,000        600,600
                       Anthem, Inc.+...............................................     5,000        412,350
                       Caremark Rx, Inc.+..........................................    18,000        549,000
                       Medical Products -- 5.6%
                       Becton Dickinson & Co. .....................................    10,000        472,300
                       Biogen Idec, Inc.+..........................................    10,000        600,000
                       Genentech, Inc.+............................................    11,000        535,480
                       Johnson & Johnson...........................................    15,000        829,050
                       St. Jude Medical, Inc.+.....................................     6,000        408,780
                                                                                                 ------------
                                                                                                   8,292,664
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 15.9%
                       Aerospace & Military Technology -- 3.8%
                       General Dynamics Corp. .....................................     9,000        889,380
                       United Technologies Corp. ..................................    11,000      1,028,500
                       Machinery -- 4.0%
                       Danaher Corp. ..............................................    12,000        607,800
                       Illinois Tool Works, Inc. ..................................     6,000        543,120
                       Tyco International, Ltd. ...................................    28,000        868,000
                       Multi-Industry -- 6.5%
                       General Electric Co. .......................................    63,000      2,094,750
                       Honeywell International, Inc. ..............................    32,000      1,203,520
                       Transportation -- 1.6%
                       United Parcel Service, Inc., Class B........................    11,000        791,560
                                                                                                 ------------
                                                                                                   8,026,630
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 4.0%
                       Broadcasting & Media -- 2.9%
                       Time Warner, Inc.+..........................................    60,000        999,000
                       Walt Disney Co. ............................................    19,000        438,710
                       Leisure & Tourism -- 1.1%
                       Carnival Corp. .............................................    12,000        559,320
                                                                                                 ------------
                                                                                                   1,997,030
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 32.6%
                       Communication Equipment -- 4.1%
                       Motorola, Inc. .............................................    55,000        876,150
                       QUALCOMM, Inc. .............................................    17,000      1,174,360
                       Computers & Business Equipment -- 6.4%
                       Dell, Inc.+.................................................    24,600        872,562
                       EMC Corp.+..................................................    60,000        658,200
                       International Business Machines Corp. ......................     8,000        696,560
                       Lexmark International, Inc., Class A+.......................    11,500      1,017,750
                       Computer Software -- 7.8%
                       Adobe Systems, Inc. ........................................    14,000        590,520
                       Electronic Arts, Inc.+......................................    24,000      1,203,120
                       Microsoft Corp. ............................................    75,000      2,134,500

---------------------
    132

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics -- 5.5%
                       Applied Materials, Inc.+....................................    27,000    $   458,190
                       Intel Corp. ................................................    51,000      1,243,380
                       Texas Instruments, Inc. ....................................    50,000      1,066,500
                       Internet Content -- 2.9%
                       eBay, Inc.+.................................................    19,000      1,488,270
                       Internet Software -- 1.0%
                       Check Point Software Technologies, Ltd.+....................    25,000        497,250
                       Telecommunications -- 4.9%
                       Cisco Systems, Inc.+........................................    60,000      1,251,600
                       Nextel Communications, Inc., Class A+.......................    41,000        933,160
                       Scientific-Atlanta, Inc. ...................................    10,000        307,500
                                                                                                 ------------
                                                                                                  16,469,572
                                                                                                 ------------
                       MATERIALS -- 1.1%
                       Chemicals -- 1.1%
                       Monsanto Co. ...............................................    15,000        543,900
                                                                                                 ------------
                       TOTAL INVESTMENT SECURITIES (cost $46,480,681)..............               48,445,315
                                                                                                 ------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.1%                                   AMOUNT
                       --------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement
                         Account (1) (cost $57,000)................................   $57,000         57,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $46,537,681)@                    96.1%                             48,502,315
                       Other assets less liabilities --          3.9                               1,957,955
                                                               ------                            ------------
                       NET ASSETS --                           100.0%                            $50,460,270
                                                               ======                            ============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.
              (1) See Note 2 for details of Joint Repurchase Agreement. ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    REAL ESTATE PORTFOLIO
    Davis Selected Advisers, L.P. (dba -- Davis Advisors)
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Real Estate Investment Trusts................  93.1%
    Housing......................................   3.1%
    Multi-Industry...............................   1.4%
    Leisure & Tourism............................   1.3%
                                                   -----
                                                   98.9%
                                                   =====

    * Calculated as a percentage of net assets.

---------------------
    134

---------------------

    SUNAMERICA SERIES TRUST
    REAL ESTATE PORTFOLIO
    Davis Selected Advisers, L.P. (dba -- Davis Advisors)
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 97.0%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.1%
                       Housing -- 3.1%
                       WCI Communities, Inc.+......................................     254,500   $  5,479,385
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 1.3%
                       Leisure & Tourism -- 1.3%
                       Starwood Hotels & Resorts Worldwide, Inc. ..................      52,100      2,344,500
                                                                                                  -------------
                       REAL ESTATE -- 92.6%
                       Real Estate Investment Trusts -- 92.6%
                       Affordable Residential Communities, Inc. ...................     126,500      1,935,450
                       Alexandria Real Estate Equities, Inc. ......................     104,700      6,291,423
                       Archstone-Smith Trust.......................................     113,800      3,349,134
                       Arden Realty Group, Inc. ...................................     161,500      4,909,600
                       AvalonBay Communities, Inc. ................................      81,367      4,735,559
                       Boston Properties, Inc. ....................................      34,200      1,809,180
                       Brandywine Realty Trust.....................................     172,100      4,698,330
                       Camden Property Trust.......................................      47,400      2,133,000
                       Capital Automotive REIT.....................................      87,600      2,539,524
                       CarrAmerica Realty Corp. ...................................     178,700      5,448,563
                       Catellus Development Corp. .................................     252,151      6,303,775
                       CenterPoint Properties Corp. ...............................     319,000     12,243,220
                       Chelsea Property Group, Inc. ...............................     111,400      7,254,368
                       Corporate Office Properties Trust...........................     169,400      4,290,902
                       Developers Diversified Realty Corp. ........................     209,986      7,534,298
                       Duke Realty Corp. ..........................................     202,100      6,216,596
                       Essex Property Trust, Inc. .................................      89,500      5,898,050
                       Forest City Enterprises, Inc., Class A......................      42,200      2,211,280
                       General Growth Properties, Inc. ............................     218,952      6,586,076
                       Gramercy Capital Corp.+.....................................     137,600      2,064,000
                       iStar Financial, Inc. ......................................     106,500      4,047,000
                       Kilroy Realty Corp. ........................................      49,800      1,762,920
                       Kimco Realty Corp. .........................................      91,150      4,384,315
                       Pan Pacific Retail Properties, Inc. ........................      83,000      4,199,800
                       Parkway Properties, Inc. ...................................      46,300      2,032,570
                       Plum Creek Timber Co., Inc. ................................     153,900      4,829,382
                       ProLogis....................................................     203,400      6,923,736
                       Regency Centers Corp. ......................................     127,900      5,435,750
                       Rouse Co. ..................................................      83,500      4,074,800
                       Simon Property Group, Inc. .................................     110,700      5,713,227
                       SL Green Realty Corp. ......................................     146,310      7,183,821
                       St. Joe Corp. ..............................................      14,600        628,092
                       United Dominion Realty Trust, Inc. .........................     289,400      5,611,465
                       Vornado Realty Trust........................................     102,194      5,936,450
                                                                                                  -------------
                                                                                                   161,215,656
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $128,007,659)......................                169,039,541
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       PREFERRED STOCK -- 0.5%                                         SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       REAL ESTATE -- 0.5%
                       Real Estate Investment Trusts -- 0.5%
                       Equity Residential, Series C 9.13%..........................       4,300   $    117,605
                       Equity Residential, Series D 8.60%..........................      10,000        276,000
                       Equity Residential, Series E 7.00% (Convertible)............      13,600        447,440
                                                                                                  -------------
                       TOTAL PREFERRED STOCK (cost $775,908).......................                    841,045
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $128,783,567).............                169,880,586
                                                                                                  -------------
                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 1.4%                                   AMOUNT
                       ----------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 1.4%
                       Starbird Funding Corp. 1.34% due 08/02/04 (cost
                         $2,349,913)...............................................  $2,350,000      2,349,913
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $131,133,480)@                    98.9%                              172,230,499
                       Other assets less liabilities --           1.1                                 1,951,397
                                                                ------                             -------------
                       NET ASSETS --                            100.0%                             $174,181,896
                                                                ======                             =============

              -----------------------------
              +  Non-income producing security
              @  See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

---------------------
    136

---------------------

    SUNAMERICA SERIES TRUST
    SMALL COMPANY VALUE PORTFOLIO
    Franklin Advisory Services, LLC
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Transportation..............................    9.7%
    Energy Services.............................    8.1%
    Insurance...................................    7.8%
    Metals & Minerals...........................    7.5%
    Machinery...................................    7.0%
    Apparel & Textiles..........................    6.6%
    Retail......................................    6.5%
    U.S. Government Agencies....................    5.9%
    Leisure & Tourism...........................    5.2%
    Housing.....................................    4.3%
    Chemicals...................................    3.1%
    Automotive..................................    2.8%
    Household Products..........................    2.5%
    Electric Utilities..........................    2.4%
    Energy Sources..............................    2.1%
    Business Services...........................    1.9%
    Food, Beverage & Tobacco....................    1.9%
    Medical Products............................    1.9%
    Multi-Industry..............................    1.8%
    Bank........................................    1.8%
    Drugs.......................................    1.7%
    Gas & Pipeline Utilities....................    1.7%
    Electrical Equipment........................    1.6%
    Computer Services...........................    1.3%
    Internet Content............................    1.1%
    Computer & Business Equipment...............    0.9%
    Real Estate Investment Trusts...............    0.8%
    Manufacturing...............................    0.3%
                                                  ------
                                                  100.2%
                                                  ======

    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SMALL COMPANY VALUE PORTFOLIO
    Franklin Advisory Services, LLC
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                 VALUE
                       COMMON STOCK -- 94.3%                                         SHARES    (NOTE 2)
                       ----------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 20.2%
                       Apparel & Textiles -- 6.6%
                       American Eagle Outfitters, Inc.+............................   3,600   $  117,972
                       Brown Shoe Co., Inc. .......................................   3,900      125,697
                       Men's Wearhouse, Inc.+......................................   4,400      116,556
                       Oshkosh B'Gosh, Inc., Class A...............................   3,000       67,290
                       Russell Corp. ..............................................   3,800       67,222
                       Timberland Co., Class A+....................................   2,300      133,492
                       Automotive -- 2.8%
                       Action Performance Cos., Inc. ..............................   1,000       10,800
                       Monaco Coach Corp. .........................................   4,500      109,260
                       Superior Industries International, Inc. ....................   3,900      127,491
                       Tower Automotive, Inc.+.....................................   6,900       21,735
                       Housing -- 4.3%
                       American Woodmark Corp. ....................................     200       11,382
                       La-Z-Boy, Inc. .............................................   5,000       86,400
                       Schottenstein Homes, Inc. ..................................   2,200       83,578
                       Thomas Industries, Inc. ....................................   2,300       71,300
                       York International Corp. ...................................   4,500      160,110
                       Retail -- 6.5%
                       Bassett Furniture Industries, Inc. .........................   1,300       24,830
                       Casey's General Stores, Inc. ...............................   4,200       67,956
                       Christopher & Banks Corp. ..................................   5,000       81,850
                       Dillard's, Inc., Class A....................................   5,600      127,624
                       Hooker Furniture Corp. .....................................   2,000       53,620
                       Linens 'n Things, Inc.+.....................................   3,900      103,818
                       Pier 1 Imports, Inc. .......................................   5,700      102,201
                       Zale Corp.+.................................................   2,000       54,280
                                                                                              -----------
                                                                                               1,926,464
                                                                                              -----------
                       CONSUMER STAPLES -- 4.4%
                       Food, Beverage & Tobacco -- 1.9%
                       Bunge, Ltd. ................................................   4,500      180,585
                       Household Products -- 2.5%
                       AptarGroup, Inc. ...........................................   3,200      135,392
                       Russ Berrie & Co., Inc. ....................................   5,200       99,008
                                                                                              -----------
                                                                                                 414,985
                                                                                              -----------
                       ENERGY -- 10.2%
                       Energy Services -- 8.1%
                       Atwood Oceanics, Inc.+......................................   2,600      100,516
                       CONSOL Energy, Inc. ........................................   6,700      240,128
                       Holly Corp. ................................................   2,000       78,820
                       Oil States International, Inc.+.............................   7,500      123,450
                       Rowan Cos., Inc.+...........................................   5,800      141,636
                       Shaw Group, Inc.+...........................................   3,600       35,712
                       Sierra Pacific Resources+...................................   6,000       49,320

---------------------
    138

                                                                                                 VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES    (NOTE 2)
                       ----------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources -- 2.1%
                       Lone Star Technologies, Inc.+...............................   6,000   $  199,920
                                                                                              -----------
                                                                                                 969,502
                                                                                              -----------
                       FINANCE -- 9.6%
                       Banks -- 1.8%
                       Chemical Financial Corp. ...................................     100        3,454
                       Corus Bankshares, Inc. .....................................     400       16,060
                       First Indiana Corp. ........................................   1,000       18,940
                       Hancock Holding Co. ........................................   1,700       51,051
                       Peoples Bancorp Inc. .......................................   3,000       76,500
                       Insurance -- 7.8%
                       American National Insurance Co. ............................   1,200      109,800
                       Arthur J. Gallagher & Co. ..................................   4,000      123,880
                       Harleysville Group, Inc. ...................................   2,300       43,470
                       IPC Holdings, Ltd. .........................................     300       11,250
                       Montpelier Re Holdings, Ltd. ...............................   6,000      212,280
                       PMI Group, Inc. ............................................   1,500       61,845
                       Presidential Life Corp. ....................................   2,000       35,100
                       Protective Life Corp. ......................................   1,800       65,250
                       RLI Corp. ..................................................   1,700       62,560
                       StanCorp Financial Group, Inc. .............................     300       21,090
                                                                                              -----------
                                                                                                 912,530
                                                                                              -----------
                       HEALTHCARE -- 3.6%
                       Drugs -- 1.7%
                       Pharmaceutical Product Development, Inc.+...................   4,500      157,770
                       Medical Products -- 1.9%
                       Steris Corp.+...............................................   5,300      108,968
                       West Pharmaceutical Services, Inc. .........................   2,000       76,180
                                                                                              -----------
                                                                                                 342,918
                                                                                              -----------
                       INDUSTRIAL & COMMERCIAL -- 22.3%
                       Business Services -- 1.9%
                       ABM Industries, Inc. .......................................   2,200       39,578
                       Emcor Group, Inc.+..........................................   1,800       77,886
                       Genlyte Group, Inc.+........................................   1,100       68,530
                       Electrical Equipment -- 1.6%
                       Mettler Toledo International, Inc.+.........................   3,100      129,270
                       Powell Industries, Inc.+....................................   1,200       20,532
                       Machinery -- 7.0%
                       Briggs & Stratton Corp. ....................................   1,600      133,600
                       CNH Global NV...............................................   4,500       88,650
                       Graco, Inc. ................................................   4,200      132,216
                       JLG Industries, Inc. .......................................   4,500       63,000
                       Mueller Industries, Inc. ...................................   3,600      137,232
                       Stewart & Stevenson Services................................   2,400       37,800
                       Teleflex, Inc. .............................................   1,700       75,565
                       Manufacturing -- 0.3%
                       Carlisle Cos., Inc. ........................................     500       31,745
                       Multi-Industry -- 1.8%
                       Roper Industries, Inc. .....................................   3,000      168,000
                       Transportation -- 9.7%
                       Kansas City Southern Industries, Inc.+......................   5,300       77,486
                       Offshore Logistics, Inc.+...................................   4,200      121,590

                                                           ---------------------

                                                                                                 VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES    (NOTE 2)
                       ----------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Transportation (continued)
                       OMI Corp. ..................................................   8,700   $  126,585
                       Overseas Shipholding Group, Inc. ...........................   4,200      188,622
                       Teekay Shipping Corp. ......................................   5,000      198,900
                       Thor Industries, Inc. ......................................   3,000       93,930
                       West Marine, Inc.+..........................................   5,600      115,696
                                                                                              -----------
                                                                                               2,126,413
                                                                                              -----------
                       INFORMATION & ENTERTAINMENT -- 5.2%
                       Leisure & Tourism -- 5.2%
                       Aztar Corp.+................................................   6,400      155,328
                       Dollar Thrifty Automotive Group, Inc.+......................   2,000       48,180
                       Intrawest Corp. ............................................   5,000       81,000
                       La Quinta Corp.+............................................  10,800       82,728
                       SkyWest, Inc. ..............................................   8,900      125,757
                                                                                              -----------
                                                                                                 492,993
                                                                                              -----------
                       INFORMATION TECHNOLOGY -- 3.3%
                       Computers & Business Equipment -- 0.9%
                       Diebold, Inc. ..............................................   2,000       92,200
                       Computer Services -- 1.3%
                       Reynolds & Reynolds Co., Class A............................   5,500      121,550
                       Internet Content -- 1.1%
                       Avocent Corp.+..............................................   3,500      104,790
                                                                                              -----------
                                                                                                 318,540
                                                                                              -----------
                       MATERIALS -- 10.6%
                       Chemicals -- 3.1%
                       Apogee Enterprises, Inc. ...................................   1,900       19,988
                       Cabot Corp. ................................................   3,000      114,240
                       Myers Industries, Inc. .....................................   1,000       13,100
                       RPM International, Inc. ....................................  10,000      150,500
                       Metals & Minerals -- 7.5%
                       Arch Coal, Inc. ............................................   4,500      151,965
                       CIRCOR International, Inc. .................................   2,900       51,388
                       Global Industries, Inc.+....................................  27,500      138,875
                       Reliance Steel & Aluminum Co. ..............................   4,900      195,118
                       Timken Co. .................................................   1,600       39,744
                       United States Steel Corp. ..................................   3,500      133,490
                                                                                              -----------
                                                                                               1,008,408
                                                                                              -----------
                       REAL ESTATE -- 0.8%
                       Real Estate Investment Trusts -- 0.8%
                       Arbor Realty Trust, Inc. ...................................   4,200       79,800
                                                                                              -----------
                       UTILITIES -- 4.1%
                       Electric Utilities -- 2.4%
                       Peabody Energy Corp. .......................................   4,000      224,720
                       Gas & Pipeline Utilities -- 1.7%
                       Tidewater, Inc. ............................................   3,100       94,085
                       Watts Industries, Inc., Class A.............................   2,700       68,310
                                                                                              -----------
                                                                                                 387,115
                                                                                              -----------
                       TOTAL INVESTMENT SECURITIES (cost $6,738,850)...............            8,979,668
                                                                                              -----------

---------------------
    140

                                                                                     PRINCIPAL      VALUE
                       SHORT-TERM SECURITIES -- 5.9%                                  AMOUNT      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES -- 5.9%
                       Federal Home Loan Mtg. Disc. Notes 1.29% due 08/02/04 (cost
                         $556,980).................................................  $557,000    $  556,980
                                                                                                 -----------

                       TOTAL INVESTMENTS --
                         (cost $7,295,830)@                                  100.2%                   9,536,648
                       Liabilities in excess of other assets --               (0.2)                     (15,748)
                                                                             ------                  -----------
                       NET ASSETS --                                         100.0%                  $9,520,900
                                                                             ======                  ===========

              -----------------------------
              +  Non-income producing security
              @  See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS MID-CAP GROWTH PORTFOLIO
    Massachusetts Financial Services Company
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Medical Products.............................  14.7%
    Electronics..................................   9.0%
    Broadcasting & Media.........................   8.7%
    Drugs........................................   7.7%
    Business Services............................   7.4%
    Telecommunications...........................   7.2%
    Computer Software............................   6.8%
    Leisure & Tourism............................   4.7%
    Retail.......................................   4.3%
    Communication Equipment......................   4.0%
    Health Services..............................   3.4%
    Computers & Business Equipment...............   3.4%
    Education....................................   2.6%
    Financial Services...........................   2.6%
    Internet Software............................   2.6%
    Energy Services..............................   1.8%
    Transportation...............................   1.8%
    Apparel & Textiles...........................   1.2%
    Electrical Equipment.........................   1.2%
    Banks........................................   1.0%
    Energy Sources...............................   0.9%
    Internet Content.............................   0.9%
    Entertainment Products.......................   0.7%
    Computer Services............................   0.7%
    Metals & Minerals............................   0.3%
    U.S. Government Agencies.....................   0.2%
                                                   -----
                                                   99.8%
                                                   =====

    * Calculated as a percentage of net assets.

---------------------
    142

---------------------

    SUNAMERICA SERIES TRUST
    MFS MID-CAP GROWTH PORTFOLIO
    Massachusetts Financial Services Company
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                                VALUE
                       COMMON STOCK -- 99.6%                                                     SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.5%
                       Apparel & Textiles -- 1.2%
                       Coach, Inc.+................................................               73,990    $  3,166,032
                       Retail -- 4.3%
                       99 Cents Only Stores+.......................................              185,400       2,656,782
                       Family Dollar Stores, Inc. .................................               68,100       1,897,266
                       PetSmart, Inc. .............................................              103,380       3,205,814
                       Tiffany & Co. ..............................................               95,100       3,399,825
                                                                                                            -------------
                                                                                                              14,325,719
                                                                                                            -------------
                       EDUCATION -- 2.6%
                       Education -- 2.6%
                       Apollo Group, Inc., Class A+................................               14,500       1,211,475
                       Career Education Corp.+.....................................               79,100       2,674,371
                       Corinthian Colleges, Inc.+..................................              147,200       2,755,584
                                                                                                            -------------
                                                                                                               6,641,430
                                                                                                            -------------
                       ENERGY -- 2.7%
                       Energy Services -- 1.8%
                       BJ Services Co.+............................................               65,290       3,242,301
                       GlobalSantaFe Corp. ........................................               49,600       1,359,040
                       Energy Sources -- 0.9%
                       Cooper Cameron Corp.+.......................................               45,110       2,304,670
                                                                                                            -------------
                                                                                                               6,906,011
                                                                                                            -------------
                       FINANCE -- 3.6%
                       Banks -- 1.0%
                       Investors Financial Services Corp. .........................               57,070       2,606,958
                       Financial Services -- 2.6%
                       Ameritrade Holding Corp.+...................................              212,010       2,351,191
                       Legg Mason, Inc. ...........................................               53,860       4,230,164
                                                                                                            -------------
                                                                                                               9,188,313
                                                                                                            -------------
                       HEALTHCARE -- 25.8%
                       Drugs -- 7.7%
                       Allergan, Inc. .............................................               36,010       2,723,796
                       Celgene Corp.+..............................................               37,900       2,021,207
                       Elan Corp. PLC ADR+.........................................               79,400       1,631,670
                       Endo Pharmaceuticals Holdings, Inc.+........................              113,400       2,177,280
                       Gilead Sciences, Inc.+......................................               75,220       4,862,221
                       ImClone Systems, Inc.+......................................               22,800       1,343,376
                       Medicis Pharmaceutical Corp., Class A.......................              142,340       5,091,502
                       Health Services -- 3.4%
                       Community Health Systems, Inc.+.............................              105,500       2,596,355
                       Invitrogen Corp.+...........................................               79,510       4,172,685
                       Neurocrine Biosciences, Inc.+...............................               19,040         886,693
                       Tenet Healthcare Corp.+.....................................               84,030         939,455

                                                           ---------------------

                                                                                                                VALUE
                       COMMON STOCK (CONTINUED)                                                  SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 14.7%
                       C.R. Bard, Inc. ............................................               71,420    $  3,942,384
                       Cytyc Corp.+................................................              351,600       8,498,172
                       DENTSPLY International, Inc. ...............................               71,520       3,478,018
                       Fisher Scientific International, Inc.+......................               70,150       4,082,730
                       Gen-Probe, Inc.+............................................               53,600       2,005,712
                       Genzyme Corp.+..............................................              124,470       6,382,822
                       Guidant Corp. ..............................................               84,770       4,689,476
                       MedImmune, Inc.+............................................              148,080       3,411,763
                       Thoratec Corp.+.............................................              142,140       1,449,828
                                                                                                            -------------
                                                                                                              66,387,145
                                                                                                            -------------
                       INDUSTRIAL & COMMERCIAL -- 10.4%
                       Business Services -- 7.4%
                       Alliance Data Systems Corp.+................................               55,410       2,200,331
                       Corporate Executive Board Co. ..............................               78,940       4,475,898
                       Getty Images, Inc.+.........................................               94,380       5,155,036
                       Manpower, Inc. .............................................               44,550       1,940,152
                       Monster Worldwide, Inc.+....................................              172,120       3,802,131
                       Robert Half International, Inc. ............................               55,340       1,539,559
                       Electrical Equipment -- 1.2%
                       American Standard Cos., Inc.+...............................               30,360       1,150,340
                       Thermo Electron Corp.+......................................               72,120       1,854,927
                       Transportation -- 1.8%
                       Expeditors International of Washington, Inc. ...............               58,830       2,730,300
                       JetBlue Airways Corp.+......................................               85,780       2,042,422
                                                                                                            -------------
                                                                                                              26,891,096
                                                                                                            -------------
                       INFORMATION & ENTERTAINMENT -- 14.1%
                       Broadcasting & Media -- 8.7%
                       Citadel Broadcasting Corp.+.................................              314,310       4,428,628
                       Cox Communications, Inc., Class A+..........................               97,300       2,683,534
                       Crown Castle International Corp.+...........................              302,700       4,274,124
                       EchoStar Communications Corp., Class A+.....................               96,100       2,663,892
                       Entercom Communications Corp.+..............................               35,900       1,380,355
                       Meredith Corp. .............................................               78,110       4,130,457
                       Radio One, Inc., Class A+...................................               39,600         611,820
                       Westwood One, Inc.+.........................................               95,660       2,276,708
                       Entertainment Products -- 0.7%
                       International Game Technology...............................               50,040       1,618,294
                       Leisure & Tourism -- 4.7%
                       Cheesecake Factory, Inc.+...................................               64,320       2,686,646
                       Coolbrands International, Inc.+.............................              183,400       1,653,980
                       Four Seasons Hotels, Inc. ..................................               28,270       1,715,706
                       GTECH Holdings Corp. .......................................               23,300         987,221
                       Royal Caribbean Cruises, Ltd. ..............................               86,700       3,706,425
                       WMS Industries, Inc.+.......................................               51,750       1,409,670
                                                                                                            -------------
                                                                                                              36,227,460
                                                                                                            -------------
                       INFORMATION TECHNOLOGY -- 34.6%
                       Communication Equipment -- 4.0%
                       American Tower Corp., Class A+..............................              440,980       6,376,571
                       Juniper Networks, Inc.+.....................................              168,151       3,860,747

---------------------
    144

                                                                                                                VALUE
                       COMMON STOCK (CONTINUED)                                                  SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment -- 3.4%
                       Harris Corp. ...............................................               43,020    $  2,042,590
                       Lexmark International, Inc., Class A+.......................               23,800       2,106,300
                       VERITAS Software Corp.+.....................................              245,450       4,678,277
                       Computer Services -- 0.7%
                       Ceridian Corp.+.............................................              105,910       1,906,380
                       Computer Software -- 6.8%
                       Ascential Software Corp.+...................................               59,630         732,256
                       DST Systems, Inc.+..........................................               69,860       3,182,822
                       Electronic Arts, Inc.+......................................               57,300       2,872,449
                       Intuit, Inc.+...............................................               95,500       3,575,520
                       Mercury Interactive Corp.+..................................               94,400       3,451,264
                       Red Hat, Inc.+..............................................              209,200       3,581,504
                       Electronics -- 9.0%
                       Integrated Circuit Systems, Inc.+...........................              132,760       3,175,619
                       Marvell Technology Group, Ltd.+.............................              145,220       3,372,008
                       Millipore Corp.+............................................              114,010       6,007,187
                       Novellus Systems, Inc.+.....................................              116,640       3,149,280
                       PMC-Sierra, Inc.+...........................................              296,200       3,518,856
                       Waters Corp.+...............................................               92,410       4,054,951
                       Internet Content -- 0.9%
                       IAC/InterActiveCorp+........................................               86,632       2,365,054
                       Internet Software -- 2.6%
                       F5 Networks, Inc.+..........................................               56,170       1,471,092
                       McAfee, Inc.+...............................................              130,470       2,345,851
                       Symantec Corp.+.............................................               63,690       2,978,144
                       Telecommunications -- 7.2%
                       Amdocs, Ltd.+...............................................              243,660       5,287,422
                       Andrew Corp.+...............................................               17,940         194,649
                       Comverse Technology, Inc.+..................................              300,400       5,124,824
                       NTL, Inc.+..................................................               73,762       3,844,475
                       Spectrasite, Inc.+..........................................               93,430       4,017,490
                                                                                                            -------------
                                                                                                              89,273,582
                                                                                                            -------------
                       MATERIALS -- 0.3%
                       Metals & Minerals -- 0.3%
                       Aber Diamond Corp.+ (Canadian Shares).......................               13,300         399,550
                       Aber Diamond Corp.+.........................................               15,160         455,426
                                                                                                            -------------
                                                                                                                 854,976
                                                                                                            -------------
                       TOTAL INVESTMENT SECURITIES (cost $236,959,691).............                          256,695,732
                                                                                                            -------------

                                                           ---------------------

                                                                                                PRINCIPAL       VALUE
                       SHORT-TERM SECURITIES -- 0.2%                                             AMOUNT       (NOTE 2)
                       --------------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES -- 0.2%
                       Federal National Mtg. Assoc. Disc. Notes 1.28% due 08/02/04
                         (cost $421,985)...........................................             $422,000    $    421,985
                                                                                                            -------------

                       TOTAL INVESTMENTS --
                         (cost $237,381,676)@                  99.8%                                       257,117,717
                       Other assets less liabilities --         0.2                                            481,916
                                                              ------                                      -------------
                       NET ASSETS --                          100.0%                                      $257,599,633
                                                              ======                                      =============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    146

---------------------

    SUNAMERICA SERIES TRUST
    AGGRESSIVE GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Financial Services..........................   10.1%
    Drugs.......................................    8.4%
    Business Services...........................    7.4%
    Electronics.................................    7.4%
    Machinery...................................    6.7%
    Repurchase Agreements.......................    5.9%
    Transportation..............................    5.3%
    Medical Products............................    5.0%
    Retail......................................    5.0%
    Energy Sources..............................    4.8%
    Computer Software...........................    4.7%
    Telecommunications..........................    4.3%
    Apparel & Textiles..........................    4.2%
    Banks.......................................    4.2%
    Leisure & Tourism...........................    3.5%
    Broadcasting & Media........................    2.6%
    Health Services.............................    2.3%
    Internet Content............................    2.2%
    Aerospace & Military Technology.............    1.8%
    Computers & Business Equipment..............    1.6%
    Energy Services.............................    1.5%
    Internet Software...........................    1.5%
    Metals & Minerals...........................    1.5%
    Communication Equipment.....................    1.2%
                                                  ------
                                                  103.1%
                                                  ======

    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AGGRESSIVE GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                       VALUE
                       COMMON STOCK -- 97.0%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 9.2%
                       Apparel & Textiles -- 4.2%
                       Chico's FAS, Inc.+..........................................       74,500   $  3,119,315
                       Coach, Inc.+................................................      108,000      4,621,320
                       Retail -- 5.0%
                       Amazon.com, Inc.+...........................................       88,200      3,432,744
                       Williams-Sonoma, Inc.+......................................       90,200      2,930,598
                       Yankee Candle, Inc.+........................................       97,700      2,835,254
                                                                                                   -------------
                                                                                                     16,939,231
                                                                                                   -------------
                       ENERGY -- 6.3%
                       Energy Services -- 1.5%
                       BJ Services Co.+............................................       41,100      2,041,026
                       Patterson-UTI Energy, Inc. .................................       42,200        769,306
                       Energy Sources -- 4.8%
                       Burlington Resources, Inc. .................................      104,300      3,981,131
                       EOG Resources, Inc. ........................................       46,300      2,942,365
                       Smith International, Inc.+..................................       33,700      1,964,036
                                                                                                   -------------
                                                                                                     11,697,864
                                                                                                   -------------
                       FINANCE -- 14.3%
                       Banks -- 4.2%
                       Hibernia Corp., Class A.....................................      165,300      4,182,090
                       Wachovia Corp. .............................................       81,100      3,593,541
                       Financial Services -- 10.1%
                       Ameritrade Holding Corp.+...................................      277,500      3,077,475
                       Goldman Sachs Group, Inc. ..................................       52,000      4,585,880
                       Knight Trading Group, Inc., Class A+........................      122,800      1,045,028
                       Lehman Brothers Holdings, Inc. .............................       48,500      3,399,850
                       Providian Financial Corp.+..................................      243,300      3,367,272
                       SLM Corp. ..................................................       79,500      3,014,640
                                                                                                   -------------
                                                                                                     26,265,776
                                                                                                   -------------
                       HEALTHCARE -- 15.7%
                       Drugs -- 8.4%
                       Amgen, Inc.+................................................       39,500      2,246,760
                       Cubist Pharmaceuticals, Inc.+...............................      143,900      1,493,682
                       Forest Laboratories, Inc.+..................................       30,000      1,508,700
                       Gilead Sciences, Inc.+......................................       62,900      4,065,856
                       Millenium Pharmaceuticals, Inc.+............................      149,000      1,656,880
                       Teva Pharmaceutical Industries, Ltd. Sponsored ADR..........      152,500      4,514,000
                       Health Services -- 2.3%
                       Centene Corp.+..............................................       81,900      3,194,100
                       Neurocrine Biosciences, Inc.+...............................       21,700      1,010,569

---------------------
    148

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 5.0%
                       Critical Therapeutics, Inc.+................................       77,200   $    486,360
                       Cytyc Corp.+................................................      150,800      3,644,836
                       St. Jude Medical, Inc.+.....................................       75,600      5,150,628
                                                                                                   -------------
                                                                                                     28,972,371
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 21.2%
                       Aerospace & Military Technology -- 1.8%
                       Alliant Techsystems, Inc.+..................................       51,400      3,236,144
                       Business Services -- 7.4%
                       Fastenal Co. ...............................................       60,900      3,798,942
                       Paychex, Inc. ..............................................      103,350      3,173,879
                       Stericycle, Inc.+...........................................       59,600      2,920,400
                       Waste Connections, Inc.+....................................      131,350      3,790,761
                       Machinery -- 6.7%
                       Danaher Corp. ..............................................       90,300      4,573,695
                       Dover Corp. ................................................       51,400      2,039,552
                       Rockwell Automation, Inc. ..................................      151,900      5,682,579
                       Transportation -- 5.3%
                       C.H. Robinson Worldwide, Inc. ..............................       56,400      2,466,372
                       Heartland Express, Inc. ....................................      103,793      2,803,449
                       United Parcel Service, Inc., Class B........................       62,000      4,461,520
                                                                                                   -------------
                                                                                                     38,947,293
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 5.9%
                       Broadcasting & Media -- 2.4%
                       DIRECTV Group, Inc.+........................................      119,383      1,935,198
                       Fox Entertainment Group, Inc., Class A+.....................       52,400      1,416,372
                       Radio One, Inc., Class D+...................................       70,300      1,069,263
                       Leisure & Tourism -- 3.5%
                       Applebee's International, Inc. .............................      101,600      2,706,624
                       Orbitz, Inc., Class A+......................................       40,100        694,131
                       Ruby Tuesday, Inc. .........................................      103,900      3,001,671
                                                                                                   -------------
                                                                                                     10,823,259
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 22.9%
                       Communication Equipment -- 1.2%
                       Manhattan Associates, Inc.+.................................       86,300      2,240,348
                       Computers & Business Equipment -- 1.6%
                       EMC Corp.+..................................................      265,400      2,911,438
                       Computer Software -- 4.7%
                       CACI International, Inc., Class A+..........................       75,700      3,112,027
                       Cognos, Inc.+...............................................       81,100      2,731,448
                       Red Hat, Inc.+..............................................       70,000      1,198,400
                       Siebel Systems, Inc.+.......................................      205,800      1,658,748
                       Electronics -- 7.4%
                       Analog Devices, Inc. .......................................       90,200      3,580,940
                       Lam Research Corp.+.........................................      164,600      3,925,710
                       Marvell Technology Group, Ltd.+.............................      197,500      4,585,950
                       National Semiconductor Corp.+...............................       90,000      1,543,500
                       Internet Content -- 2.2%
                       Yahoo!, Inc.+...............................................      132,700      4,087,160

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Internet Software -- 1.5%
                       VeriSign, Inc.+.............................................      154,100   $  2,698,291
                       Telecommunications -- 4.3%
                       Corning, Inc.+..............................................      272,500      3,368,100
                       Nextel Communications, Inc., Class A+.......................      197,200      4,488,272
                                                                                                   -------------
                                                                                                     42,130,332
                                                                                                   -------------
                       MATERIALS -- 1.5%
                       Metals & Minerals -- 1.5%
                       Cleveland-Cliffs, Inc.+.....................................       43,100      2,824,774
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $154,017,187)......................                 178,600,900
                                                                                                   -------------

                       PREFERRED STOCK -- 0.2%
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.2%
                       Broadcasting & Media -- 0.2%
                       News Corp., Ltd. ADR
                         (cost $393,108)...........................................       13,331        423,526
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $154,410,295).............                 179,024,426
                                                                                                   -------------

                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENTS -- 5.9%                                   AMOUNT
                       -----------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement
                         Account(1)................................................  $   810,000        810,000
                       UBS Warburg AG, LLC Joint Repurchase Agreement Account(1)...   10,000,000     10,000,000
                                                                                                   -------------
                       TOTAL REPURCHASE AGREEMENTS (cost $10,810,000)..............                  10,810,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $165,220,295)@                          103.1%                     189,834,426
                       Liabilities in excess of other assets --         (3.1)                      (5,754,066)
                                                                       ------                    -------------
                       NET ASSETS --                                   100.0%                    $184,080,360
                                                                       ======                    =============

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investments on a tax basis.
              (1) See Note 2 for details of Joint Repurchase Agreement. ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    150

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH OPPORTUNITIES PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Medical Products.............................   8.6%
    Electronics..................................   8.4%
    Repurchase Agreement.........................   8.3%
    Business Services............................   7.7%
    Drugs........................................   7.4%
    Machinery....................................   5.8%
    Aerospace & Military Technology..............   4.5%
    Financial Services...........................   4.5%
    Telecommunications...........................   4.3%
    Insurance....................................   3.8%
    Computer Software............................   3.5%
    Food, Beverage & Tobacco.....................   3.4%
    Health Services..............................   3.2%
    Computer Services............................   2.9%
    Apparel & Textiles...........................   2.7%
    Energy Services..............................   2.6%
    Banks........................................   2.5%
    Internet Software............................   2.1%
    Metals & Minerals............................   2.1%
    Leisure & Tourism............................   2.0%
    Internet Content.............................   1.6%
    Multi-Industry...............................   1.5%
    Transportation...............................   1.4%
    Housing......................................   1.2%
    Computers & Business Equipment...............   1.1%
    Entertainment Products.......................   0.8%
    Software.....................................   0.6%
                                                   -----
                                                   98.5%
                                                   =====

    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH OPPORTUNITIES PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 90.2%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.9%
                       Apparel & Textiles -- 2.7%
                       Foot Locker, Inc. ..........................................      38,300   $   861,750
                       Housing -- 1.2%
                       HNI Corp. ..................................................       9,900       400,455
                                                                                                  ------------
                                                                                                    1,262,205
                                                                                                  ------------
                       CONSUMER STAPLES -- 3.4%
                       Food, Beverage & Tobacco -- 3.4%
                       Campbell Soup Co. ..........................................      35,800       916,122
                       SunOpta, Inc.+..............................................      27,800       202,940
                                                                                                  ------------
                                                                                                    1,119,062
                                                                                                  ------------
                       ENERGY -- 2.6%
                       Energy Services -- 2.6%
                       Hornbeck Offshore Services, Inc.+...........................      42,500       544,000
                       Patterson-UTI Energy, Inc. .................................      16,000       291,680
                                                                                                  ------------
                                                                                                      835,680
                                                                                                  ------------
                       FINANCE -- 10.8%
                       Banks -- 2.5%
                       Franklin Bank Corp.+........................................      16,800       264,768
                       Scottish Annuity & Life Holdings, Ltd. .....................       4,900        99,960
                       Signature Bank+.............................................      18,100       452,138
                       Financial Services -- 4.5%
                       Cross Timbers Royalty Trust.................................          73         2,252
                       Nelnet, Inc., Class A+......................................      12,500       277,875
                       Providian Financial Corp.+..................................      83,600     1,157,024
                       Insurance -- 3.8%
                       Montpelier Re Holdings, Ltd. ...............................      14,700       520,086
                       Platinum Underwriters Holdings, Ltd. .......................      25,800       718,014
                                                                                                  ------------
                                                                                                    3,492,117
                                                                                                  ------------
                       HEALTHCARE -- 19.2%
                       Drugs -- 7.4%
                       Abgenix, Inc.+..............................................      12,800       125,120
                       Cephalon, Inc.+.............................................      25,700     1,298,364
                       Express Scripts, Inc., Class A+.............................      15,000       984,000
                       Health Services -- 3.2%
                       Align Technology, Inc.+.....................................      12,800       219,904
                       Centene Corp.+..............................................       8,000       312,000
                       Covance, Inc.+..............................................      13,400       491,646

---------------------
    152

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 8.6%
                       Advanced Neuromodulation Systems, Inc.+.....................      19,400   $   621,770
                       Critical Therapeutics, Inc.+................................      25,800       162,540
                       Encore Medical Corp.+.......................................      20,900       115,577
                       Integra LifeSciences Holdings Corp.+........................      38,400     1,213,248
                       Medicines Co.+..............................................      25,500       674,730
                                                                                                  ------------
                                                                                                    6,218,899
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 20.9%
                       Aerospace & Military Technology -- 4.5%
                       Alliant Techsystems, Inc.+..................................       9,000       566,640
                       Ametek, Inc. ...............................................      29,400       906,696
                       Business Services -- 7.7%
                       Fastenal Co. ...............................................      18,300     1,141,554
                       Herman Miller, Inc. ........................................       9,900       265,320
                       Nordson Corp. ..............................................      13,900       581,993
                       Tech Data Corp.+............................................      13,900       520,694
                       Machinery -- 5.8%
                       Idex Corp. .................................................      26,700       856,803
                       Ingersoll-Rand Co., Class A.................................      14,700     1,009,743
                       Multi-Industry -- 1.5%
                       Roper Industries, Inc. .....................................       8,600       481,600
                       Transportation -- 1.4%
                       C.H. Robinson Worldwide, Inc. ..............................      10,100       441,673
                                                                                                  ------------
                                                                                                    6,772,716
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 2.8%
                       Entertainment Products -- 0.8%
                       Marvel Enterprises, Inc.+...................................      19,400       253,170
                       Leisure & Tourism -- 2.0%
                       Applebee's International, Inc. .............................      24,700       658,008
                                                                                                  ------------
                                                                                                      911,178
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 24.5%
                       Computers & Business Equipment -- 1.1%
                       AudioCodes Ltd.+............................................      33,500       355,100
                       Computer Services -- 2.9%
                       Keane, Inc.+................................................      18,200       268,814
                       Lawson Software, Inc.+......................................      69,700       494,870
                       Secure Computing Corp.+.....................................      25,800       178,407
                       Computer Software -- 3.5%
                       Cognos, Inc.+...............................................      26,500       892,520
                       FutureLink Corp.+(2)........................................       1,057             0
                       Parametric Technology Corp.+................................      55,400       251,516
                       Electronics -- 8.4%
                       Celestica, Inc.+............................................      18,200       312,130
                       Cymer, Inc.+................................................       9,900       283,536
                       Cypress Semiconductor Corp.+................................      80,000       907,200
                       Flextronics International, Ltd.+............................      41,800       525,426
                       Memc Electronic Materials, Inc.+............................      41,000       372,690
                       Solectron Corp.+............................................      54,800       301,400
                       Internet Content -- 1.6%
                       Avocent Corp.+..............................................      16,800       502,992

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Internet Software -- 2.1%
                       Support.com, Inc.+..........................................      78,300   $   689,823
                       Software -- 0.6%
                       Digital Insight Corp.+......................................      13,900       206,137
                       Telecommunications -- 4.3%
                       Avaya, Inc.+................................................      38,600       565,490
                       Tekelec+....................................................      41,800       812,174
                                                                                                  ------------
                                                                                                    7,920,225
                                                                                                  ------------
                       MATERIALS -- 2.1%
                       Metals & Minerals -- 2.1%
                       Global Industries, Inc.+....................................      58,000       292,900
                       Worthington Industries, Inc. ...............................      19,000       389,120
                                                                                                  ------------
                                                                                                      682,020
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $29,202,137)..............                29,214,102
                                                                                                  ------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 8.3%                                    AMOUNT
                       ---------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement
                         Account(1) (cost $2,670,000)..............................  $2,670,000     2,670,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $31,872,137)@                    98.5%                              31,884,102
                       Other assets less liabilities --          1.5                                  489,958
                                                               ------                             ------------
                       NET ASSETS --                           100.0%                             $32,374,060
                                                               ======                             ============

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investments on a tax basis.
              (1) See Note 2 for details of Joint Repurchase Agreement.
              (2) Fair valued security; see Note 2

              See Notes to Financial Statements

---------------------
    154

---------------------

    SUNAMERICA SERIES TRUST
    MARSICO GROWTH PORTFOLIO
    Marsico Capital Management, LLC
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Financial Services..........................   19.2%
    Medical Products............................   14.1%
    Retail......................................    9.6%
    Health Services.............................    8.3%
    Multi-Industry..............................    6.6%
    Communication Equipment.....................    6.5%
    Computer Software...........................    6.0%
    Food, Beverage & Tobacco....................    3.5%
    Household Products..........................    3.4%
    Machinery...................................    3.3%
    Transportation..............................    3.3%
    Computers & Business Equipment..............    3.1%
    Leisure & Tourism...........................    3.0%
    Apparel & Textiles..........................    2.2%
    Electronics.................................    2.2%
    Internet Content............................    1.8%
    Housing.....................................    1.7%
    Broadcasting & Media........................    1.3%
    Drugs.......................................    0.5%
    Telecommunications..........................    0.3%
    Repurchase Agreement........................    0.2%
                                                  ------
                                                  100.1%
                                                  ======

    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MARSICO GROWTH PORTFOLIO
    Marsico Capital Management, LLC
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 99.9%                                          SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 13.5%
                       Apparel & Textiles -- 2.2%
                       Nike, Inc., Class B.........................................    37,790    $  2,747,711
                       Housing -- 1.7%
                       Lennar Corp., Class A.......................................    46,581       1,988,077
                       Lennar Corp., Class B.......................................     2,036          80,809
                       Retail -- 9.6%
                       Lowe's Cos., Inc. ..........................................    70,799       3,449,327
                       Tiffany & Co. ..............................................    80,015       2,860,536
                       Wal-Mart Stores, Inc. ......................................    80,106       4,246,419
                       Whole Foods Market, Inc. ...................................    15,676       1,290,449
                                                                                                 -------------
                                                                                                   16,663,328
                                                                                                 -------------
                       CONSUMER STAPLES -- 6.9%
                       Food, Beverage & Tobacco -- 3.5%
                       PepsiCo, Inc. ..............................................    59,253       2,962,650
                       Starbucks Corp.+............................................    29,366       1,379,028
                       Household Products -- 3.4%
                       Procter & Gamble Co. .......................................    79,102       4,125,169
                                                                                                 -------------
                                                                                                    8,466,847
                                                                                                 -------------
                       FINANCE -- 19.2%
                       Banks -- 0.0%
                       BOK Financial Corp.+........................................       309          12,678
                       Financial Services -- 19.2%
                       Citigroup, Inc. ............................................   133,291       5,876,800
                       Countrywide Credit Industries, Inc. ........................    89,254       6,435,213
                       Goldman Sachs Group, Inc. ..................................    26,774       2,361,199
                       Merrill Lynch & Co., Inc. ..................................    71,591       3,559,505
                       SLM Corp. ..................................................   141,165       5,352,977
                                                                                                 -------------
                                                                                                   23,598,372
                                                                                                 -------------
                       HEALTHCARE -- 22.9%
                       Drugs -- 0.5%
                       Roche Holding AG............................................     5,689         561,882
                       Health Services -- 8.3%
                       UnitedHealth Group, Inc. ...................................   163,262      10,269,180
                       Medical Products -- 14.1%
                       Boston Scientific Corp.+....................................    95,867       3,667,871
                       Genentech, Inc.+............................................   139,542       6,792,904
                       Medtronic, Inc. ............................................    70,371       3,495,328
                       Zimmer Holdings, Inc.+......................................    44,971       3,431,737
                                                                                                 -------------
                                                                                                   28,218,902
                                                                                                 -------------
                       INDUSTRIAL & COMMERCIAL -- 13.2%
                       Machinery -- 3.3%
                       Caterpillar, Inc. ..........................................    55,273       4,062,013

---------------------
    156

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Multi-Industry -- 6.6%
                       General Electric Co. .......................................   178,574    $  5,937,585
                       Honeywell International, Inc. ..............................    56,693       2,132,224
                       Transportation -- 3.3%
                       FedEx Corp. ................................................    49,641       4,064,605
                                                                                                 -------------
                                                                                                   16,196,427
                                                                                                 -------------
                       INFORMATION & ENTERTAINMENT -- 4.3%
                       Broadcasting & Media -- 1.3%
                       News Corp., Ltd. ...........................................   178,112       1,527,706
                       Leisure & Tourism -- 3.0%
                       Four Seasons Hotels, Inc. ..................................    15,246         925,280
                       Mandalay Resort Group.......................................    36,663       2,474,752
                       Wynn Resorts, Ltd.+.........................................     8,965         320,768
                                                                                                 -------------
                                                                                                    5,248,506
                                                                                                 -------------
                       INFORMATION TECHNOLOGY -- 19.9%
                       Communication Equipment -- 6.5%
                       Motorola, Inc. .............................................    88,030       1,402,318
                       QUALCOMM, Inc. .............................................    95,157       6,573,446
                       Computers & Business Equipment -- 3.1%
                       Dell, Inc.+.................................................   108,674       3,854,667
                       Computer Software -- 6.0%
                       Electronic Arts, Inc.+......................................    68,849       3,451,400
                       Microsoft Corp. ............................................   136,958       3,897,825
                       Electronics -- 2.2%
                       Samsung Electronics Co., Ltd. ..............................     7,640       2,721,811
                       Internet Content -- 1.8%
                       eBay, Inc.+.................................................    28,607       2,240,786
                       Telecommunications -- 0.3%
                       Verizon Communications, Inc. ...............................    10,100         389,254
                                                                                                 -------------
                                                                                                   24,531,507
                                                                                                 -------------
                       TOTAL INVESTMENT SECURITIES (cost $107,769,711).............               122,923,889
                                                                                                 -------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.2%                                   AMOUNT
                       ---------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.35% dated 07/30/04 to be repurchased
                         08/02/04 in the amount of $231,007 and collateralized by
                         $240,000 of Federal Home Loan Mtg. Corp. Notes, bearing
                         interest at 2.88% due 12/29/06 having an approximate value
                         of $238,662 (cost $231,000)...............................  $231,000         231,000
                                                                                                 -------------

                       TOTAL INVESTMENTS --
                         (cost $108,000,711)@                          100.1%                       123,154,889
                       Liabilities in excess of other assets --         (0.1)                           (67,821)
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $123,087,068
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    TECHNOLOGY PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Electronics..................................  34.4%
    Computer Software............................  21.1%
    Telecommunications...........................  15.1%
    Communication Equipment......................   8.5%
    Internet Software............................   7.4%
    Internet Content.............................   4.8%
    Computers & Business Equipment...............   3.6%
    Business Services............................   2.5%
    Computer Services............................   1.1%
    Broadcasting & Media.........................   0.6%
    Machinery....................................   0.5%
                                                   -----
                                                   99.6%
                                                   =====

    * Calculated as a percentage of net assets.

---------------------
    158

---------------------

    SUNAMERICA SERIES TRUST
    TECHNOLOGY PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                   VALUE
                       COMMON STOCK -- 99.6%                                         SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 3.0%
                       Business Services -- 2.5%
                       Maxim Integrated Products, Inc. ............................   22,100   $  1,063,010
                       Machinery -- 0.5%
                       Zebra Technologies Corp., Class A+..........................    2,700        223,101
                                                                                               -------------
                                                                                                  1,286,111
                                                                                               -------------
                       INFORMATION & ENTERTAINMENT -- 0.6%
                       Broadcasting & Media -- 0.6%
                       Gemstar-TV Guide International, Inc.+.......................   53,200        246,848
                                                                                               -------------
                       INFORMATION TECHNOLOGY -- 96.0%
                       Communication Equipment -- 8.5%
                       Inter-Tel, Inc. ............................................    6,450        139,901
                       Juniper Networks, Inc.+.....................................   19,792        454,424
                       Motorola, Inc. .............................................   21,600        344,088
                       Network Appliance, Inc.+....................................   38,375        741,021
                       QUALCOMM, Inc. .............................................   14,549      1,005,045
                       RF Micro Devices, Inc.+.....................................   87,700        519,184
                       Symbol Technologies, Inc. ..................................   38,000        497,420
                       Computers & Business Equipment -- 3.6%
                       ASM Lithography Holdings NV+................................   23,225        330,027
                       AudioCodes Ltd.+............................................   11,400        120,840
                       EMC Corp.+..................................................   78,640        862,681
                       VERITAS Software Corp.+.....................................   12,124        231,084
                       Computer Services -- 1.1%
                       Computer Associates International, Inc. ....................   15,000        378,600
                       Websense, Inc.+.............................................    3,100        118,389
                       Computer Software -- 21.1%
                       Adobe Systems, Inc. ........................................   12,774        538,807
                       Hyperion Solutions Corp.+...................................    7,600        311,752
                       Macromedia, Inc.+...........................................   31,000        626,200
                       Micromuse, Inc.+............................................   53,500        240,750
                       Microsoft Corp. ............................................  113,498      3,230,153
                       Novell, Inc.+...............................................   90,700        620,388
                       Peoplesoft, Inc.+...........................................  111,700      2,012,834
                       Quest Software, Inc.+.......................................   19,024        229,429
                       SAP AG ADR..................................................    6,350        254,064
                       Siebel Systems, Inc.+.......................................  101,150        815,269
                       Verint Systems, Inc.+.......................................    8,400        266,364
                       Electronics -- 34.4%
                       Advanced Micro Devices, Inc.+...............................   33,300        415,917
                       Altera Corp.+...............................................   33,700        701,634
                       Analog Devices, Inc. .......................................   33,575      1,332,927
                       Applied Materials, Inc.+....................................   76,050      1,290,569
                       Applied Micro Circuits Corp.+...............................  105,700        380,520
                       Bookham Technology, PLC ADR+*...............................  123,000        111,930

                                                           ---------------------

                                                                                                   VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics (continued)
                       Broadcom Corp., Class A+....................................   21,599   $    763,741
                       Brooks Automation, Inc.+....................................   11,500        165,715
                       Celestica, Inc.+............................................   14,200        243,530
                       Flextronics International, Ltd.+............................   37,700        473,889
                       Integrated Device Technology, Inc.+.........................   28,700        328,041
                       Intel Corp. ................................................   75,850      1,849,223
                       KLA-Tencor Corp.+...........................................    6,525        268,895
                       Kopin Corp.+................................................  125,800        481,814
                       Linear Technology Corp. ....................................   19,800        774,180
                       LSI Logic Corp.+............................................   50,400        256,536
                       Marvell Technology Group, Ltd.+.............................   31,050        720,981
                       National Semiconductor Corp.+...............................   25,700        440,755
                       Novellus Systems, Inc.+.....................................   25,700        693,900
                       Optical Communication Products, Inc.+.......................   36,200         79,640
                       PMC-Sierra, Inc.+...........................................   41,200        489,456
                       Solectron Corp.+............................................   44,100        242,550
                       Texas Instruments, Inc. ....................................   66,800      1,424,844
                       TranSwitch Corp.+...........................................   49,400         70,148
                       Veeco Instruments, Inc.+....................................    5,400        122,850
                       Vitesse Semiconductor Corp.+................................   35,800        100,240
                       Xilinx, Inc. ...............................................   23,700        697,491
                       Internet Content -- 4.8%
                       DoubleClick, Inc.+..........................................   39,800        205,766
                       FindWhat.Com+...............................................    6,400        104,320
                       InterActiveCorp+............................................   23,950        653,835
                       SINA Corp.+.................................................   13,300        377,055
                       Sohu.com, Inc.+.............................................   20,300        420,616
                       Yahoo!, Inc.+...............................................   10,100        311,080
                       Internet Software -- 7.4%
                       Check Point Software Technologies, Ltd.+....................   55,750      1,108,868
                       F5 Networks, Inc.+..........................................    8,100        212,139
                       Symantec Corp.+.............................................   11,400        533,064
                       VeriSign, Inc.+.............................................   76,875      1,346,081
                       Telecommunications -- 15.1%
                       Advanced Fibre Communications, Inc.+........................   10,700        179,332
                       Alcatel SA ADR+.............................................   40,400        522,776
                       Amdocs, Ltd.+...............................................   15,900        345,030
                       Arris Group, Inc.+..........................................   17,000         74,715
                       Avaya, Inc.+................................................   11,400        167,010
                       Cisco Systems, Inc.+........................................  141,799      2,957,927
                       Comverse Technology, Inc.+..................................   23,900        407,734
                       Corning, Inc.+..............................................   23,500        290,460
                       Finisar Corp.+..............................................   71,074        107,677
                       Harmonic, Inc.+.............................................   18,700        121,737
                       Nextel Communications, Inc., Class A+.......................   23,825        542,257
                       Nortel Networks Corp.+......................................   51,500        188,490

---------------------
    160

                                                                                                   VALUE
                       COMMON STOCK (CONTINUED)                                      SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       Telefonaktiebolaget LM Ericsson ADR+........................    8,700   $    232,377
                       Tellabs, Inc.+..............................................   48,200        429,462
                                                                                               -------------
                                                                                                 41,650,438
                                                                                               -------------

                       TOTAL INVESTMENTS --
                         (cost $48,280,325)@                            99.6%                        43,183,397
                       Other assets less liabilities --                  0.4                            193,860
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $ 43,377,257
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
              @ See Note 3 for cost of investments on a tax basis. ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SMALL & MID CAP VALUE PORTFOLIO
    Alliance Capital Management L.P.
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Banks.......................................   12.2%
    Retail......................................   11.0%
    Automotive..................................    9.9%
    Machinery...................................    7.5%
    Energy Services.............................    6.3%
    Food, Beverage & Tobacco....................    6.2%
    Repurchase Agreement........................    6.0%
    Chemicals...................................    5.0%
    Insurance...................................    4.9%
    Apparel & Textiles..........................    3.8%
    Business Services...........................    2.6%
    Electronics.................................    2.5%
    Health Services.............................    2.5%
    Metals & Minerals...........................    2.2%
    Telecommunications..........................    2.1%
    Multi-Industry..............................    1.9%
    Computers & Business Equipment..............    1.8%
    Transportation..............................    1.7%
    Electric Utilities..........................    1.7%
    Communication Equipment.....................    1.5%
    Medical Products............................    1.3%
    Housing.....................................    1.3%
    Computer Software...........................    0.9%
    Real Estate Companies.......................    0.8%
    Forest Products.............................    0.8%
    Broadcasting & Media........................    0.8%
    Financial Services..........................    0.8%
    Energy Sources..............................    0.3%
    Real Estate Investment Trusts...............    0.1%
                                                  ------
                                                  100.4%
                                                  ======

    * Calculated as a percentage of net assets.

---------------------
    162

---------------------

    SUNAMERICA SERIES TRUST
    SMALL & MID CAP VALUE PORTFOLIO
    Alliance Capital Management L.P.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 94.4%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 26.0%
                       Apparel & Textiles -- 3.8%
                       Foot Locker, Inc. ..........................................      31,200   $    702,000
                       Jones Apparel Group, Inc. ..................................      39,700      1,482,795
                       Liz Claiborne, Inc. ........................................      16,700        604,373
                       V.F. Corp. .................................................      34,300      1,715,343
                       Automotive -- 9.9%
                       American Axle & Manufacturing Holdings, Inc. ...............      49,200      1,690,020
                       ArvinMeritor, Inc. .........................................     106,800      2,122,116
                       AutoNation, Inc.+...........................................      99,300      1,600,716
                       BorgWarner, Inc. ...........................................      16,800        792,792
                       Dana Corp. .................................................     106,450      2,053,421
                       Group 1 Automotive, Inc.+...................................      54,800      1,629,752
                       Modine Manufacturing Co. ...................................      41,900      1,242,754
                       PACCAR, Inc. ...............................................       7,050        422,718
                       Housing -- 1.3%
                       Pulte Homes, Inc. ..........................................       3,000        163,890
                       Texas Industries, Inc. .....................................      31,600      1,353,428
                       Retail -- 11.0%
                       BJ's Wholesale Club, Inc.+..................................      80,500      1,876,455
                       Borders Group, Inc. ........................................      94,900      2,170,363
                       Federated Department Stores, Inc. ..........................      30,600      1,466,352
                       Neiman Marcus Group, Inc., Class A..........................      33,400      1,821,970
                       Office Depot, Inc.+.........................................     109,900      1,802,360
                       Payless ShoeSource, Inc.+...................................     139,600      1,806,424
                       United Stationers, Inc.+....................................      47,800      1,884,276
                                                                                                  -------------
                                                                                                    30,404,318
                                                                                                  -------------
                       CONSUMER STAPLES -- 6.2%
                       Food, Beverage & Tobacco -- 6.2%
                       Constellation Brands, Inc., Class A+........................      52,100      1,973,548
                       Corn Products International, Inc. ..........................      31,100      1,341,032
                       Del Monte Foods Co.+........................................     196,000      2,065,840
                       Universal Corp. ............................................      37,500      1,808,625
                                                                                                  -------------
                                                                                                     7,189,045
                                                                                                  -------------
                       ENERGY -- 6.6%
                       Energy Services -- 6.3%
                       Amerada Hess Corp. .........................................       2,700        225,045
                       Constellation Energy Group, Inc. ...........................       2,675        103,121
                       PNM Resources, Inc. ........................................      57,250      1,193,090
                       Pogo Producing Co. .........................................      38,600      1,713,068
                       Puget Energy, Inc. .........................................      75,300      1,626,480
                       SEACOR Holdings, Inc.+......................................      43,100      1,823,130
                       WPS Resources Corp. ........................................      15,500        711,295
                       Energy Sources -- 0.3%
                       Valero Energy Corp. ........................................       4,050        303,426
                                                                                                  -------------
                                                                                                     7,698,655
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE -- 17.9%
                       Banks -- 12.2%
                       Astoria Financial Corp. ....................................      40,500   $  1,383,480
                       Banknorth Group, Inc. ......................................      43,500      1,388,085
                       Commercial Federal Corp. ...................................      61,000      1,606,130
                       Hibernia Corp., Class A.....................................      68,100      1,722,930
                       Popular, Inc. ..............................................      78,800      1,791,912
                       Sovereign Bancorp, Inc. ....................................      86,100      1,874,397
                       UnionBanCal Corp. ..........................................      30,500      1,770,525
                       Washington Federal, Inc. ...................................      64,570      1,617,478
                       Whitney Holding Corp. ......................................      27,200      1,111,392
                       Financial Services -- 0.8%
                       Fidelity National Financial, Inc. ..........................      24,067        872,429
                       Insurance -- 4.9%
                       Old Republic International Corp. ...........................      83,600      1,947,044
                       PartnerRe, Ltd. ............................................       3,200        167,392
                       Radian Group, Inc. .........................................      42,000      1,932,840
                       StanCorp Financial Group, Inc. .............................      24,400      1,715,320
                                                                                                  -------------
                                                                                                    20,901,354
                                                                                                  -------------
                       HEALTHCARE -- 3.8%
                       Health Services -- 2.5%
                       Pacificare Health Systems, Inc.+............................      33,800      1,033,266
                       Universal Health Services, Inc., Class B....................      40,500      1,843,155
                       Medical Products -- 1.3%
                       Owens & Minor, Inc. ........................................      61,600      1,581,272
                                                                                                  -------------
                                                                                                     4,457,693
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 13.7%
                       Business Services -- 2.6%
                       Deluxe Corp. ...............................................      10,600        466,930
                       Hughes Supply, Inc. ........................................      30,400      1,851,968
                       Tech Data Corp.+............................................      19,300        722,978
                       Machinery -- 7.5%
                       Cooper Industries, Ltd., Class A............................      26,100      1,484,307
                       Harsco Corp. ...............................................      18,900        848,232
                       Lincoln Electric Holdings, Inc. ............................      27,100        921,671
                       Mueller Industries, Inc. ...................................      39,200      1,494,304
                       Parker-Hannifin Corp. ......................................      28,200      1,618,116
                       Terex Corp.+................................................      27,575      1,072,943
                       Textron, Inc. ..............................................      21,300      1,305,690
                       Multi-Industry -- 1.9%
                       URS Corp.+..................................................      93,100      2,248,365
                       Transportation -- 1.7%
                       USF Corp. ..................................................      56,600      2,009,300
                                                                                                  -------------
                                                                                                    16,044,804
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 0.8%
                       Broadcasting & Media -- 0.8%
                       Readers Digest Assoc., Inc., Class A........................      62,200        888,216
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 8.8%
                       Communication Equipment -- 1.5%
                       Anixter International, Inc.+................................      54,000      1,807,920

---------------------
    164

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment -- 1.8%
                       IKON Office Solutions, Inc. ................................     123,000   $  1,460,010
                       Western Digital Corp.+......................................     100,500        704,505
                       Computer Software -- 0.9%
                       Adaptec, Inc.+..............................................     133,550      1,000,290
                       Electronics -- 2.5%
                       Moog, Inc., Class A+........................................      47,000      1,709,390
                       Solectron Corp.+............................................      11,600         63,800
                       Vishay Intertechnology, Inc.+...............................      72,100      1,117,550
                       Telecommunications -- 2.1%
                       ADC Telecommunications, Inc.+...............................     379,900        911,760
                       Andrew Corp.+...............................................     123,700      1,342,145
                       Nortel Networks Corp.+......................................      41,000        150,060
                                                                                                  -------------
                                                                                                    10,267,430
                                                                                                  -------------
                       MATERIALS -- 8.0%
                       Chemicals -- 5.0%
                       Albemarle Corp. ............................................      50,500      1,555,400
                       Crompton Corp. .............................................     250,700      1,496,679
                       Cytec Industries, Inc. .....................................      38,900      1,812,740
                       FMC Corp.+..................................................      22,800      1,002,060
                       Forest Products -- 0.8%
                       MeadWestvaco Corp. .........................................      30,500        910,730
                       Metals & Minerals -- 2.2%
                       Ball Corp. .................................................      11,200        808,416
                       Reliance Steel & Aluminum Co. ..............................      45,600      1,815,792
                                                                                                  -------------
                                                                                                     9,401,817
                                                                                                  -------------
                       REAL ESTATE -- 0.9%
                       Real Estate Companies -- 0.8%
                       Beazer Homes USA, Inc. .....................................      10,225        955,015
                       Real Estate Investment Trusts -- 0.1%
                       FelCor Lodging Trust, Inc.+.................................       4,050         46,170
                                                                                                  -------------
                                                                                                     1,001,185
                                                                                                  -------------
                       UTILITIES -- 1.7%
                       Electric Utilities -- 1.7%
                       Northeast Utilities.........................................      86,100      1,610,070
                       OGE Energy Corp. ...........................................      13,400        333,526
                                                                                                  -------------
                                                                                                     1,943,596
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $101,608,268).............                110,198,113
                                                                                                  -------------

                                                           ---------------------

                                                                                     PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 6.0%                                    AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.35% dated 07/30/04 to be repurchased
                         08/02/04 in the amount of $7,004,204 and collateralized by
                         $6,915,000 of United States Treasury Notes, bearing
                         interest at 7.88% due 11/15/04 having an approximate value
                         of $7,148,381(cost $7,004,000)............................  $7,004,000   $  7,004,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $108,612,268)@                           100.4%                    117,202,113
                       Liabilities in excess of other assets --          (0.4)                       (479,726)
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $116,722,387
                                                                        ======                   =============

              -----------------------------
               +  Non-income producing security
              @ See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

---------------------
    166

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL GROWTH AND INCOME PORTFOLIO
    Putnam Investment Management, LLC         PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Banks........................................  19.8%
    Telecommunications...........................   9.3%
    Energy Services..............................   9.2%
    Insurance....................................   7.6%
    Drugs........................................   7.0%
    Automotive...................................   6.4%
    Metals & Minerals............................   6.1%
    Food, Beverage & Tobacco.....................   5.8%
    Electronics..................................   5.0%
    Financial Services...........................   2.9%
    Leisure & Tourism............................   2.6%
    Transportation...............................   2.4%
    Chemicals....................................   2.3%
    Retail.......................................   2.2%
    Computers & Business Equipment...............   1.9%
    Machinery....................................   1.6%
    Business Services............................   1.1%
    Housing......................................   1.1%
    Aerospace & Military Technology..............   0.8%
    Apparel & Textiles...........................   0.8%
    Gas & Pipeline Utilities.....................   0.8%
    Building Materials...........................   0.7%
    Forest Products..............................   0.7%
    Broadcasting & Media.........................   0.6%
    Household Products...........................   0.6%
    Electrical Equipment.........................   0.3%
    Multi-Industry...............................   0.3%
                                                   -----
                                                   99.9%
                                                   =====

    * Calculated as a percentage of net assets.

COUNTRY ALLOCATION*
United Kingdom...................................  23.7%
Japan............................................  16.9%
Switzerland......................................  13.5%
France...........................................   8.3%
Germany..........................................   7.0%
Netherlands......................................   6.6%
Canada...........................................   3.9%
Sweden...........................................   3.3%
United States....................................   3.0%
Ireland..........................................   2.7%
South Korea......................................   2.2%
Brazil...........................................   1.9%
Taiwan...........................................   1.4%
Spain............................................   1.1%
Hong Kong........................................   0.9%
Singapore........................................   0.9%
Denmark..........................................   0.7%
India............................................   0.5%
Portugal.........................................   0.5%
Italy............................................   0.4%
Greece...........................................   0.3%
Belgium..........................................   0.2%
                                                   -----
Finland..........................................  99.9%
                                                   =====

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL GROWTH AND INCOME PORTFOLIO
    Putnam Investment Management, LLC      INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 97.3%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       BELGIUM -- 0.2%
                       Interbrew SA (Consumer Staples).............................      22,148   $    669,735
                                                                                                  -------------
                       BRAZIL -- 1.1%
                       Companhia Vale do Rio Doce ADR (Materials)..................      45,200      2,436,280
                       Petroleo Brasileiro SA ADR (Energy).........................      25,200        712,656
                                                                                                  -------------
                                                                                                     3,148,936
                                                                                                  -------------
                       CANADA -- 3.9%
                       Canadian Imperial Bank of Commerce (Finance)................      95,100      4,741,052
                       Canadian National Railway Co. (Industrial & Commercial).....      19,750        885,668
                       Canadian Natural Resources, Ltd. (Energy)...................      64,400      2,143,437
                       Nortel Networks Corp. (Information Technology)+.............     392,000      1,418,217
                       Sun Life Financial, Inc. (Finance)..........................      21,700        602,279
                       TELUS Corp. (Information Technology)........................      47,500        901,053
                                                                                                  -------------
                                                                                                    10,691,706
                                                                                                  -------------
                       DENMARK -- 0.7%
                       Danske Bank A/S (Finance)...................................      49,100      1,129,415
                       TDC A/S (Information Technology)............................      26,850        872,691
                                                                                                  -------------
                                                                                                     2,002,106
                                                                                                  -------------
                       FRANCE -- 8.3%
                       Accor SA (Information & Entertainment)......................      47,922      2,032,798
                       BNP Paribas SA (Finance)....................................     116,609      6,783,106
                       France Telecom SA (Information Technology)..................      34,817        861,524
                       Lafarge SA (Materials)......................................      15,584      1,334,104
                       PSA Peugeot Citroen (Consumer Discretionary)................      56,335      3,247,862
                       Renault SA (Consumer Discretionary).........................      37,881      2,985,553
                       Total SA (Energy)...........................................      15,041      2,917,036
                       Veolia Environnement (Industrial & Commercial)..............      49,989      1,331,910
                       Vivendi Universal SA (Information & Entertainment)+.........      62,360      1,557,304
                                                                                                  -------------
                                                                                                    23,051,197
                                                                                                  -------------
                       GERMANY -- 7.0%
                       Allianz AG (Finance)........................................      26,800      2,587,504
                       BASF AG (Materials).........................................      54,610      2,907,438
                       Bayerische Motoren Werke (BMW) AG (Consumer
                         Discretionary)............................................      26,459      1,174,535
                       Deutsche Lufthansa AG (Information & Entertainment)+........     175,680      2,072,154
                       Deutsche Telekom AG (Information Technology)+...............     131,200      2,195,855
                       E.ON AG (Energy)............................................      69,306      4,927,304
                       Siemens AG (Industrial & Commercial)........................      48,643      3,410,312
                                                                                                  -------------
                                                                                                    19,275,102
                                                                                                  -------------
                       GREECE -- 0.3%
                       Titan Cement Co. (Materials)................................      36,940        850,987
                                                                                                  -------------

---------------------
    168

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       HONG KONG -- 0.9%
                       China Telecom Corp., Class H (Information Technology).......   4,718,000   $  1,557,555
                       Swire Pacific Ltd., Class A (Industrial & Commercial).......     143,000        953,339
                                                                                                  -------------
                                                                                                     2,510,894
                                                                                                  -------------
                       INDIA -- 0.5%
                       Reliance Industries, Ltd. (Materials).......................     124,416      1,311,916
                                                                                                  -------------
                       IRELAND -- 2.7%
                       Allied Irish Banks, PLC (Finance)...........................     284,472      4,374,624
                       CRH, PLC (Consumer Discretionary)...........................     133,885      3,018,311
                                                                                                  -------------
                                                                                                     7,392,935
                                                                                                  -------------
                       ITALY -- 0.4%
                       Eni SpA (Energy)............................................      54,850      1,127,726
                                                                                                  -------------
                       JAPAN -- 16.9%
                       Bank of Yokohama, Ltd. (Finance)............................     139,000        756,284
                       Brother Industries, Ltd. (Industrial & Commercial)..........      84,000        716,903
                       Canon, Inc. (Information Technology)........................      82,500      4,036,153
                       Credit Saison Co., Ltd. (Finance)...........................      32,700        991,043
                       Dai Nippon Printing Co., Ltd. (Industrial & Commercial).....      83,000      1,177,130
                       East Japan Railway Co. (Industrial & Commercial)............         460      2,511,084
                       Funai Electric Co. (Information Technology).................      14,500      2,034,264
                       Honda Motor Co., Ltd. (Consumer Discretionary)..............      34,600      1,686,515
                       Japan Tobacco, Inc. (Consumer Staples)......................         199      1,522,991
                       JFE Holdings, Inc. (Materials)..............................      49,900      1,195,949
                       Jusco Co., Ltd. (Consumer Discretionary)....................      12,700        436,297
                       Kubota Corp. (Industrial & Commercial)......................     192,000        871,982
                       Mitsubishi Corp. (Industrial & Commercial)..................      87,000        838,743
                       Nippon Telegraph & Telephone Corp. (Information
                         Technology)...............................................         743      3,708,485
                       Nissan Motor Co., Ltd. (Consumer Discretionary).............     254,000      2,745,699
                       Nomura Securities Co., Ltd. (Finance).......................     156,000      2,143,693
                       NTT DoCoMo, Inc. (Information Technology)...................       1,658      2,892,684
                       Omron Corp. (Information Technology)........................      96,300      2,065,520
                       Onward Kashiyama Co., Ltd. (Consumer Discretionary).........     165,000      2,252,529
                       Sankyo Co., Ltd. (Healthcare)...............................      77,400      1,674,059
                       Tokyo Gas Co., Ltd. (Utilities).............................     649,000      2,322,964
                       Toyota Motor Corp. (Consumer Discretionary).................     116,900      4,709,852
                       UFJ Holdings, Inc. (Finance)+...............................         270      1,085,390
                       Yamanouchi Pharmaceutical Co., Ltd. (Healthcare)............      68,200      2,342,947
                                                                                                  -------------
                                                                                                    46,719,160
                                                                                                  -------------
                       NETHERLANDS -- 6.6%
                       ABN AMRO Holding NV (Finance)...............................     166,285      3,478,828
                       Aegon NV (Finance)..........................................     181,212      2,058,967
                       European Aeronautic Defense and Space Co. (Industrial &
                         Commercial)...............................................      83,359      2,295,190
                       ING Groep NV (Finance)......................................     144,556      3,350,996
                       Koninklijke Philips Electronics NV (Information
                         Technology)...............................................     205,933      4,986,733
                       TPG NV (Industrial & Commercial)............................      92,134      2,017,254
                                                                                                  -------------
                                                                                                    18,187,968
                                                                                                  -------------
                       PORTUGAL -- 0.5%
                       Portugal Telecom SGPS SA (Information Technology)...........     135,541      1,388,484
                                                                                                  -------------
                       SINGAPORE -- 0.9%
                       DBS Group Holdings, Ltd. (Finance)..........................     175,000      1,578,457
                       Singapore Airlines, Ltd. (Information & Entertainment)......     139,000        897,844
                                                                                                  -------------
                                                                                                     2,476,301
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       SOUTH KOREA -- 2.2%
                       Hyundai Motor Co., Ltd. (Consumer Discretionary)............      31,460   $  1,166,479
                       POSCO (Materials)...........................................       6,050        824,413
                       Samsung Electronics Co., Ltd. (Information Technology)......       5,590      1,991,482
                       SK Telecom Co., Ltd. ADR (Information Technology)...........     110,796      1,956,658
                                                                                                  -------------
                                                                                                     5,939,032
                                                                                                  -------------
                       SPAIN -- 1.1%
                       Iberdrola SA (Energy).......................................     104,485      2,135,667
                       Telefonica SA (Information Technology)......................      69,625      1,013,772
                                                                                                  -------------
                                                                                                     3,149,439
                                                                                                  -------------
                       SWEDEN -- 3.3%
                       SKF AB, Class B (Materials).................................      70,000      2,658,493
                       Svenska Cellulosa AB, Class B (Materials)...................      49,600      1,835,266
                       Telefonaktiebolaget LM Ericsson, Class B (Information
                         Technology)+..............................................   1,725,632      4,608,940
                                                                                                  -------------
                                                                                                     9,102,699
                                                                                                  -------------
                       SWITZERLAND -- 13.5%
                       Adecco SA (Industrial & Commercial).........................      20,812        965,204
                       Ciba Specialty Chemicals AG (Materials)+....................      31,036      2,138,450
                       Credit Suisse Group (Finance)+..............................      74,451      2,386,176
                       Micronas Semiconductor Holding (Materials)+.................      15,082        626,454
                       Nestle SA (Consumer Staples)................................      29,181      7,450,177
                       Novartis AG (Healthcare)....................................     204,502      9,140,958
                       Roche Holding AG (Healthcare)...............................      39,796      3,930,508
                       Swiss Reinsurance (Finance).................................      61,839      3,609,045
                       UBS AG (Finance)............................................      23,225      1,552,202
                       Zurich Financial Services AG (London)(Finance)+.............         332         47,460
                       Zurich Financial Services AG (virt-x)(Finance)+.............      38,949      5,504,192
                                                                                                  -------------
                                                                                                    37,350,826
                                                                                                  -------------
                       TAIWAN -- 1.4%
                       Compal Electronics, Inc. (Information Technology)...........   1,143,000      1,139,973
                       Taiwan Semiconductor Manufacturing Co., Ltd. (Information
                         Technology)...............................................   2,164,162      2,731,467
                                                                                                  -------------
                                                                                                     3,871,440
                                                                                                  -------------
                       UNITED KINGDOM -- 23.7%
                       Aggregate Industries, PLC (Industrial & Commercial).........   1,290,899      2,004,049
                       AstraZeneca, PLC (Healthcare)...............................      47,119      2,111,686
                       Barclays, PLC (Finance).....................................     905,804      7,587,762
                       BHP Billiton, PLC (Materials)...............................     351,555      3,207,397
                       BP, PLC (Energy)............................................     983,070      9,237,529
                       Diageo, PLC (Consumer Staples)..............................     360,052      4,468,407
                       Dixons Group, PLC (Consumer Discretionary)..................     478,437      1,398,368
                       GUS, PLC (Consumer Discretionary)...........................     180,953      2,837,204
                       Hilton Group, PLC (Information & Entertainment).............     458,500      2,177,135
                       HSBC Holdings, PLC (Finance)................................     617,644      9,082,438
                       Kingfisher, PLC (Consumer Discretionary)....................     276,909      1,432,112
                       Reckitt & Benckiser, PLC (Consumer Staples).................      60,768      1,664,349
                       Rio Tinto, PLC (Materials)..................................     145,196      3,788,982
                       Royal Bank of Scotland Group, PLC (Finance).................     282,001      7,939,292
                       Scottish Power, PLC (Energy)................................     129,618        930,001
                       Shell Transport & Trading Co., PLC (Energy).................     191,379      1,388,815
                       Tesco, PLC (Consumer Staples)...............................     429,492      1,990,511
                       Vodafone Group, PLC (Information Technology)................   1,119,238      2,430,538
                                                                                                  -------------
                                                                                                    65,676,575
                                                                                                  -------------
                       UNITED STATES -- 1.2%
                       ACE, Ltd. (Finance).........................................      50,100      2,033,559

---------------------
    170

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       UNITED STATES (continued)
                       XL Capital, Ltd., Class A (Finance).........................      18,232   $  1,288,638
                                                                                                  -------------
                                                                                                     3,322,197
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $239,034,954)......................                269,217,361
                                                                                                  -------------

                       PREFERRED STOCK -- 0.8%
                       ----------------------------------------------------------------------------------------
                       BRAZIL -- 0.8%
                       Banco Itau SA ADR (Finance) (cost $2,337,474)...............      50,600      2,339,744
                                                                                                  -------------
                       EXCHANGE TRADED FUNDS -- 1.8%
                       ----------------------------------------------------------------------------------------
                       UNITED STATES -- 1.8%
                       iShares MSCI Emerging Markets Index Fund (Finance) (cost
                         $4,963,337)...............................................      35,589      4,872,134
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $246,335,785)@                            99.9%                    276,429,239
                       Other assets less liabilities --                   0.1                         192,692
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $276,621,931
                                                                        ======                   =============

              -----------------------------
              + Non-income producing security
              @ See Note 3 for cost of investments on a tax basis. ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO
    Alliance Capital Management L.P.
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Financial Services...........................  11.8%
    Drugs........................................   9.6%
    Banks........................................   9.1%
    Electronics..................................   7.7%
    Household Products...........................   6.4%
    Medical Products.............................   5.6%
    Computer Software............................   5.5%
    Insurance....................................   5.4%
    Retail.......................................   5.4%
    Health Services..............................   5.2%
    Food, Beverage & Tobacco.....................   5.0%
    Telecommunications...........................   4.0%
    Computer & Business Equipment................   3.8%
    Leisure & Tourism............................   2.7%
    Machinery....................................   1.9%
    Communication Equipment......................   1.5%
    Energy Services..............................   1.5%
    Automotive...................................   1.4%
    Business Services............................   1.2%
    Multi-Industry...............................   1.1%
    Education....................................   0.9%
    Internet Software............................   0.9%
    Internet Content.............................   0.7%
    Euro Time Deposit............................   0.5%
    Electrical Equipment.........................   0.2%
    Entertainment Products.......................   0.2%
                                                    0.0%
                                                   -----
                                                   99.2%
                                                   =====

    * Calculated as a percentage of net assets.

COUNTRY ALLOCATION*
United States....................................  53.7%
United Kingdom...................................  14.2%
Japan............................................   9.1%
Switzerland......................................   5.0%
Germany..........................................   2.7%
Panama...........................................   2.7%
France...........................................   2.3%
Israel...........................................   1.7%
Sweden...........................................   1.7%
South Korea......................................   1.4%
Singapore........................................   1.2%
Mexico...........................................   1.1%
Taiwan...........................................   0.7%
Bermuda..........................................   0.6%
Spain............................................   0.6%
Euro.............................................   0.5%
                                                   -----
                                                   99.2%
                                                   =====

---------------------
    172

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO
    Alliance Capital Management L.P.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 97.7%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       BERMUDA -- 0.6%
                       Esprit Holdings, Ltd. (Industrial & Commercial).............     318,000   $  1,418,778
                                                                                                  -------------
                       FRANCE -- 2.3%
                       LVMH Moet Henessy Louis Vuitton SA (Consumer Staples).......      24,614      1,678,016
                       Total SA (Energy)...........................................      17,950      3,481,204
                                                                                                  -------------
                                                                                                     5,159,220
                                                                                                  -------------
                       GERMANY -- 2.7%
                       SAP AG (Information Technology).............................      38,513      6,167,970
                                                                                                  -------------
                       ISRAEL -- 1.7%
                       Teva Pharmaceutical Industries, Ltd. ADR (Healthcare).......     127,100      3,762,160
                                                                                                  -------------
                       JAPAN -- 9.1%
                       Bridgestone Corp. (Consumer Discretionary)..................      94,000      1,699,177
                       Canon, Inc. (Information Technology)........................      93,700      4,584,091
                       DDI Corp. (Information Technology)..........................          95        486,128
                       Denso Corp. (Consumer Discretionary)........................      56,800      1,394,523
                       Hoya Corp. (Healthcare).....................................      64,800      6,672,602
                       Keyence Corp. (Information Technology)......................       9,000      1,906,920
                       Mitsubishi Corp. (Industrial & Commercial)..................     251,000      2,419,821
                       Nitto Denko Corp. (Information Technology)..................      36,300      1,521,274
                                                                                                  -------------
                                                                                                    20,684,536
                                                                                                  -------------
                       MEXICO -- 1.1%
                       America Movil SA de CV, Series L ADR (Information
                         Technology)...............................................      70,100      2,504,673
                                                                                                  -------------
                       PANAMA -- 2.7%
                       Carnival Corp. (Information & Entertainment)................     133,700      6,231,757
                                                                                                  -------------
                       SINGAPORE -- 1.2%
                       Flextronics International, Ltd. (Information Technology)+...     222,800      2,800,596
                                                                                                  -------------
                       SOUTH KOREA -- 1.4%
                       Samsung Electronics Co., Ltd. (Information Technology)......       9,130      3,252,636
                                                                                                  -------------
                       SPAIN -- 0.6%
                       Banco Bilbao Vizcaya Argentaria SA (Finance)................     107,443      1,428,775
                                                                                                  -------------
                       SWEDEN -- 1.7%
                       Telefonaktiebolaget LM Ericsson, Class B (Information
                         Technology)+..............................................   1,479,714      3,952,125
                                                                                                  -------------
                       SWITZERLAND -- 5.0%
                       Nestle SA (Consumer Staples)................................       8,796      2,245,699
                       Novartis AG (Healthcare)....................................      48,685      2,176,153
                       Roche Holding AG (Healthcare)...............................      38,768      3,828,976
                       UBS AG (Finance)............................................      47,268      3,159,073
                                                                                                  -------------
                                                                                                    11,409,901
                                                                                                  -------------
                       UNITED KINGDOM -- 14.2%
                       AstraZeneca, PLC (Healthcare)...............................     103,013      4,616,632
                       HSBC Holdings, PLC (Finance)................................     412,914      6,071,889
                       Reckitt & Benckiser, PLC (Consumer Staples).................     190,355      5,213,553

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Royal Bank of Scotland Group, PLC (Finance).................     183,557   $  5,167,757
                       Standard Chartered, PLC (Finance)...........................      73,198      1,212,338
                       Tesco, PLC (Consumer Staples)...............................   1,604,365      7,435,542
                       Vodafone Group, PLC (Information Technology)................   1,211,154      2,630,143
                                                                                                  -------------
                                                                                                    32,347,854
                                                                                                  -------------
                       UNITED STATES -- 53.4%
                       ACE, Ltd. (Finance).........................................      42,500      1,725,075
                       Affiliated Computer Services, Inc., Class A (Information
                         Technology)+..............................................      43,200      2,242,080
                       AFLAC, Inc. (Finance).......................................      85,200      3,377,328
                       Ambac Financial Group, Inc. (Finance).......................      35,600      2,531,516
                       American International Group, Inc. (Finance)#...............      67,068      4,738,354
                       American Standard Cos., Inc. (Industrial & Commercial)+.....      14,900        564,561
                       Apollo Group, Inc., Class A (Education)+....................      25,200      2,105,460
                       Avon Products, Inc. (Consumer Staples)......................     124,600      5,359,046
                       Bed Bath & Beyond, Inc. (Consumer Discretionary)+...........      33,000      1,167,870
                       Boston Scientific Corp. (Healthcare)+.......................      93,000      3,558,180
                       Broadcom Corp., Class A (Information Technology)+...........      95,300      3,369,808
                       Capital One Financial Corp. (Finance).......................      34,216      2,371,853
                       Cendant Corp. (Industrial & Commercial).....................      54,700      1,251,536
                       Citigroup, Inc. (Finance)...................................     206,430      9,101,499
                       Commerce Bancorp, Inc. (Finance)............................      74,700      3,760,398
                       Danaher Corp. (Industrial & Commercial).....................      85,600      4,335,640
                       Dell, Inc. (Information Technology)+........................      70,600      2,504,182
                       eBay, Inc. (Information Technology)+........................      21,600      1,691,928
                       Electronic Arts, Inc. (Information Technology)+.............      56,000      2,807,280
                       Forest Laboratories, Inc. (Healthcare)+.....................      59,000      2,967,110
                       Home Depot, Inc. (Consumer Discretionary)...................     137,400      4,633,128
                       International Game Technology (Information &
                         Entertainment)............................................      14,000        452,760
                       J.P. Morgan Chase & Co. (Finance)...........................     159,550      5,956,002
                       Juniper Networks, Inc. (Information Technology)+............     147,200      3,379,712
                       Lehman Brothers Holdings, Inc. (Finance)....................      46,900      3,287,690
                       Lowe's Cos., Inc. (Consumer Discretionary)..................     133,200      6,489,504
                       Marvell Technology Group, Ltd. (Information Technology)+....     200,600      4,657,932
                       MBNA Corp. (Finance)........................................     113,280      2,796,883
                       Merrill Lynch & Co., Inc. (Finance).........................      50,300      2,500,916
                       Microsoft Corp. (Information Technology)....................      48,600      1,383,156
                       Pfizer, Inc. (Healthcare)...................................     144,200      4,608,632
                       Procter & Gamble Co. (Consumer Staples).....................      77,200      4,025,980
                       St. Jude Medical, Inc. (Healthcare)+........................      37,700      2,568,501
                       Symantec Corp. (Information Technology)+....................      42,000      1,963,920
                       UnitedHealth Group, Inc. (Healthcare).......................     102,700      6,459,830
                       Wellpoint Health Networks, Inc. (Healthcare)+...............      54,300      5,489,730
                                                                                                  -------------
                                                                                                   122,184,980
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $202,682,985)......................                223,305,961
                                                                                                  -------------

                       EQUITY CERTIFICATES -- 1.0%
                       ----------------------------------------------------------------------------------------
                       TAIWAN -- 0.7%
                       Hon Hai Precision Industry Co., Ltd. (Information
                         Technology)...............................................     428,900      1,539,145
                                                                                                  -------------
                       UNITED STATES -- 0.3%
                       Citigroup Global Markets Holdings (Finance)*................     212,000        760,780
                                                                                                  -------------
                       TOTAL EQUITY CERTIFICATES (cost $2,849,318).................                  2,299,925
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $205,532,303).............                225,605,886
                                                                                                  -------------

---------------------
    174

                                                                                     PRINCIPAL        VALUE
                       SHORT-TERM SECURITIES -- 0.5%                                   AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 0.5%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.10%
                         due 08/02/04 (cost $1,090,000)............................  $1,090,000   $  1,090,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $206,622,303)@                            99.2%                    226,695,886
                       Other assets less liabilities --                   0.8                       1,933,366
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $228,629,252
                                                                        ======                   =============

              -----------------------------
               + Non-income producing security
               # Security represents an investment in an affiliated company.
               @ See Note 3 for cost of investments on a tax basis.
               * Securities exempt from registration under Rule 144A of the
                 Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of these securities was $760,780 representing 0.33% of net assets.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Banks........................................  12.8%
    Energy Services..............................   9.2%
    Repurchase Agreement.........................   9.2%
    Telecommunications...........................   8.2%
    Drugs........................................   7.9%
    Food, Beverage & Tobacco.....................   4.9%
    Automotive...................................   4.6%
    Insurance....................................   3.6%
    Electronics..................................   3.2%
    Financial Services...........................   2.9%
    Metals & Minerals............................   2.5%
    Retail.......................................   2.3%
    Business Services............................   1.9%
    Broadcasting & Media.........................   1.9%
    Chemicals....................................   1.8%
    Transportation...............................   1.6%
    Machinery....................................   1.4%
    Entertainment Products.......................   1.3%
    Real Estate Companies........................   1.3%
    Computer & Business Equipment................   1.2%
    Gas & Pipeline Utilities.....................   1.2%
    Housing......................................   1.1%
    Multi-Industry...............................   1.1%
    Leisure & Tourism............................   1.0%
    Household Products...........................   0.9%
    Electrical Utilities.........................   0.7%
    Apparel & Textiles...........................   0.6%
    Energy Sources...............................   0.6%
    Electrical Equipment.........................   0.6%
    Computer Software............................   0.6%
    Aerospace & Military Technology..............   0.5%
    Forest Products..............................   0.5%
    Medical Products.............................   0.4%
    Building Materials...........................   0.2%
    Internet Content.............................   0.2%
    Real Estate Investment Trusts................   0.2%
    Computer Services............................   0.1%
    Internet Software............................   0.1%
                                                   -----
                                                   94.3%
                                                   =====

    * Calculated as a percentage of net assets.

COUNTRY ALLOCATION*
Japan............................................  24.7%
United Kingdom...................................  19.4%
United States....................................   9.2%
France...........................................   6.4%
Germany..........................................   6.4%
Switzerland......................................   5.8%
Netherlands......................................   3.8%
Spain............................................   3.4%
Australia........................................   2.2%
Hong Kong........................................   2.2%
Sweden...........................................   1.9%
Italy............................................   1.6%
Finland..........................................   1.1%
Singapore........................................   1.0%
Thailand.........................................   0.9%
Belgium..........................................   0.7%
Brazil...........................................   0.6%
Ireland..........................................   0.5%
Austria..........................................   0.4%
Denmark..........................................   0.4%
Russia...........................................   0.4%
China............................................   0.3%
Malaysia.........................................   0.3%
Norway...........................................   0.3%
Portugal.........................................   0.2%
Bermuda..........................................   0.1%
Greece...........................................   0.1%
                                                   -----
                                                   94.3%
                                                   =====

---------------------
    176

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)
                                           INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                       VALUE
                       COMMON STOCK -- 84.8%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       AUSTRALIA -- 2.1%
                       Alumina, Ltd. (Materials)...................................       20,357   $     74,158
                       Amcor, Ltd. (Materials).....................................       14,854         71,523
                       AMP, Ltd. (Finance).........................................       23,235        102,255
                       Australia & New Zealand Banking Group, Ltd. (Finance).......       25,262        320,229
                       Australian Gas Light Co., Ltd. (Utilities)..................        8,124         71,848
                       BHP Billiton, Ltd. (Materials)..............................       62,276        576,118
                       BHP Steel, Ltd. (Materials).................................       15,377         79,869
                       Boral, Ltd. (Materials).....................................       10,963         55,788
                       Brambles Industries, Ltd. (Industrial & Commercial).........       17,296         72,355
                       Centro Properties Group (Real Estate).......................       12,525         39,121
                       CFS Gandel Retail Trust (Real Estate)(1)....................       27,893         28,976
                       Coca-Cola Amatil, Ltd. (Consumer Staples)...................        8,807         43,395
                       Coles Myer, Ltd. (Consumer Discretionary)...................       18,767        117,104
                       Commonwealth Bank of Australia (Finance)....................       20,875        457,441
                       CSL, Ltd. (Healthcare)......................................        1,748         31,274
                       CSR, Ltd. (Consumer Discretionary)..........................       21,103         33,920
                       Foster's Group, Ltd. (Consumer Staples).....................       35,667        115,911
                       General Property Trust (Real Estate)(1).....................       34,591         84,735
                       Insurance Australia Group, Ltd. (Finance)...................       29,693        103,791
                       Investa Property Group (Real Estate)........................       22,411         30,989
                       James Hardie Industries NV (Consumer Discretionary).........        8,693         34,779
                       John Fairfax Holdings, Ltd. (Information & Entertainment)...       17,024         45,048
                       Leighton Holdings, Ltd. (Industrial & Commercial)...........        4,415         29,037
                       Lend Lease Corp., Ltd. (Finance)............................        7,244         52,879
                       Macquarie Bank, Ltd. (Finance)..............................        3,651         84,618
                       Macquarie Infrastructure Group (Industrial & Commercial)....       33,401         81,117
                       Mayne Nickless, Ltd. (Industrial & Commercial)..............       15,732         39,311
                       Mirvac Group (Real Estate)..................................       13,859         44,261
                       National Australia Bank, Ltd. (Finance).....................       26,332        492,927
                       Newcrest Mining, Ltd. (Materials)...........................        6,412         63,998
                       News Corp., Ltd. (Information & Entertainment)..............       24,847        213,118
                       OMV AG (Energy).............................................          959        209,856
                       OneSteel, Ltd. (Materials)..................................        2,944          5,497
                       Orica, Ltd. (Materials).....................................        5,358         58,668
                       Origin Energy, Ltd. (Energy)................................        5,474         23,361
                       Pacific Dunlop, Ltd. (Industrial & Commercial)..............        3,411         18,818
                       Paperlinx, Ltd. (Materials).................................        7,418         26,190
                       Patrick Corp., Ltd. (Industrial & Commercial)...............       14,094         54,409
                       QBE Insurace Group, Ltd. (Finance)..........................       11,430        100,123
                       Rinker Group, Ltd. (Materials)..............................       17,053         98,629
                       Rio Tinto, Ltd. (Materials).................................        5,372        142,868
                       Santos, Ltd. (Energy).......................................       10,920         55,569
                       Sonic Healthcare, Ltd. (Healthcare).........................        2,396         15,270
                       Southcorp, Ltd. (Consumer Staples)+.........................       12,444         27,339
                       Stockland Trust Group (Real Estate).........................       21,098         81,744
                       Suncorp-Metway, Ltd. (Finance)..............................        9,378         91,496
                       TABCORP Holdings, Ltd. (Information & Entertainment)........        6,914         67,796
                       Telstra Corp., Ltd. (Information Technology)................       37,714        130,504
                       Transurban Group (Industrial & Commercial)..................        9,658         34,437
                       Wesfarmers, Ltd. (Industrial & Commercial)..................        6,564        135,822

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       AUSTRALIA (continued)
                       Westfield Group (Real Estate)+..............................       19,073   $    202,818
                       Westpac Banking Corp., Ltd. (Finance).......................       29,521        349,145
                       WMC Resources, Ltd. (Materials).............................       20,692         75,523
                       Woodside Petroleum, Ltd. (Energy)...........................        8,329        105,172
                       Woolworths, Ltd. (Consumer Staples).........................       17,269        141,938
                                                                                                   -------------
                                                                                                      5,944,885
                                                                                                   -------------
                       AUSTRIA -- 0.4%
                       Bank Austria Creditanstalt AG (Finance).....................        1,487         87,625
                       Boehler-Uddeholm AG (Materials).............................          417         33,347
                       Erste Bank der Oesterreichischen Sparkassen AG (Finance)....       10,480        406,370
                       Flughafen Wien AG (Industrial & Commercial).................          995         57,125
                       Mayr-Melnhof Karton AG (Materials)..........................          436         56,878
                       Radex Heraklith Industriebeteiligungs AG (Industrial &
                         Commercial)+..............................................          863         18,988
                       Telekom Austria AG (Information Technology).................       21,425        332,051
                       VA Technologies AG (Energy)+................................          637         35,553
                       Voestalpine AG (Materials)..................................        1,720         81,274
                       Wienerberger AG (Consumer Staples)..........................        3,608        129,275
                                                                                                   -------------
                                                                                                      1,238,486
                                                                                                   -------------
                       BELGIUM -- 0.7%
                       AGFA-Gevaert NV (Information Technology)....................        4,916        117,624
                       Bekaert SA (Information Technology).........................          195         11,711
                       Belgacom SA (Utilities)+....................................        2,475         75,913
                       Dexia (Finance).............................................       22,191        370,337
                       Electrabel SA (Energy)......................................          537        169,551
                       Fortis (Finance)............................................       31,076        669,567
                       KBC Bankverzekeringsholding (Finance).......................        3,061        172,647
                       Solvay SA (Materials).......................................        1,506        125,846
                       UCB SA (Healthcare).........................................        2,866        131,807
                       Umicore (Materials).........................................          205         12,780
                                                                                                   -------------
                                                                                                      1,857,783
                                                                                                   -------------
                       BERMUDA -- 0.1%
                       Esprit Holdings, Ltd. (Industrial & Commercial).............       34,519        154,009
                       Yue Yuen Industrial Holdings, Ltd. (Consumer
                         Discretionary)............................................       18,500         45,894
                                                                                                   -------------
                                                                                                        199,903
                                                                                                   -------------
                       BRAZIL -- 0.6%
                       Cia De Bebidas das Americas (Consumer Staples)..............      544,000        112,470
                       Aracruz Celulose SA, Class B (Consumer Discretionary).......       12,000         41,837
                       Banco Bradesco SA (Finance).................................        2,000         92,379
                       Banco Itau Holding Financeira SA (Finance)..................    1,262,000        117,159
                       Caemi Mineracao e Metalurgica SA (Materials)+...............       43,000         18,969
                       Companhia Brasileira de Distribuicao Grupo Pao de Acuca
                         Sponsored ADR (Consumer Staples)..........................          600         11,364
                       Centrais Electricas Brasileiras SA, Class B (Utilities).....    2,511,000         34,298
                       Companhia Energetica de Minas Gerais (Energy)...............    2,488,000         45,607
                       Companhia Siderurgica de Tubarao (Materials)................      367,000         13,412
                       Companhia Vale do Rio Doce, Class A (Materials).............        5,000        220,247
                       Embraer -- Empresa Brasileira de Aeronautica SA (Indus-
                         trial & Commercial).......................................        9,000         64,563
                       Embratel Participa SA (Information Technology)..............    5,371,000         14,022
                       Gerdau SA (Materials).......................................        4,000         56,876
                       Klabin SA (Industrial & Commercial).........................       15,000         21,531
                       Petroleo Brasileiro SA (Utilities)..........................       15,000        385,679
                       Sadia SA (Consumer Staples).................................       13,000         18,746
                       Souza Cruz SA (Consumer Staples)............................        2,000         20,247
                       Tele Centro Oeste Celular Participacoes SA (Information
                         Technology)...............................................    6,311,000         18,907
                       Tele Centro Sul Participacoes SA (Information Technology)...    6,012,000         36,102
                       Tele Norte Leste Participacoes SA (Information
                         Technology)...............................................    7,067,000         92,831
                       Telesp Celular Participacoes SA (Information Technology)+...   10,764,000         28,810

---------------------
    178

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       BRAZIL (continued)
                       Uniao de Bancos Brasileiros SA GDR (Finance)................        2,000   $     43,420
                       Usinas Siderurgicas de Minas Gerais SA, Class A
                         (Materials)...............................................        3,000         42,617
                       Votorantim Celulose e Papel SA (Materials)..................      434,000         31,005
                                                                                                   -------------
                                                                                                      1,583,098
                                                                                                   -------------
                       CHINA -- 0.3%
                       Aluminium Corporation of China, Ltd., Class H (Materials)...      242,000        126,430
                       Beijing Capital International Airport Co., Ltd., Class H
                         (Industrial & Commercial).................................      158,000         51,654
                       Beijing Datang Power Generation Co., Ltd., Class H
                         (Energy)..................................................      110,000         86,026
                       China Life Insurance Co., Ltd., Class H (Finance)+..........      530,000        292,182
                       China Oilfield Services, Ltd., Class H (Utilities)..........       66,000         19,673
                       Jiangxi Copper Co., Ltd. (Materials)........................       93,000         44,414
                       Maanshan Iron & Steel (Materials)...........................      136,000         45,334
                       PICC Property & Casualty Co., Ltd. (Finance)+...............      251,000         90,103
                       Shandong International Power Development Co., Ltd.
                         (Utilities)...............................................      158,000         48,109
                       Sinopec Shanghai Petrochemical Co., Ltd. (Materials)........      182,000         64,751
                       Sinopec Zhenhai Refining & Chemical Co., Ltd. (Energy)......       10,000         10,641
                       Weiqiao Textile Co. (Consumer Discretionary)................       21,000         31,096
                                                                                                   -------------
                                                                                                        910,413
                                                                                                   -------------
                       DENMARK -- 0.4%
                       Danske Bank A/S (Finance)...................................       19,795        455,332
                       Falck A/S (Industrial & Commercial)+........................        1,100          7,399
                       ISS A/S (Industrial & Commercial)...........................          600         29,495
                       Novo-Nordisk A/S, Class B (Healthcare)......................        9,200        467,130
                       Novozymes A/S, Class B (Healthcare).........................          628         28,434
                       TDC A/S (Information Technology)............................        2,200         71,505
                       Vestas Wind Systems A/S (Consumer Staples)+.................        1,200         15,329
                                                                                                   -------------
                                                                                                      1,074,624
                                                                                                   -------------
                       FINLAND -- 1.1%
                       Fortum Oyj (Energy).........................................        9,774        134,558
                       Kesko Oyj, Class B (Consumer Discretionary).................        4,686         90,035
                       Kone Corp., Class B (Industrial & Commercial)...............        1,840        107,961
                       Metso Oyj (Industrial & Commercial).........................        9,485        122,938
                       Nokia Oyj (Information Technology)..........................      149,993      1,718,678
                       Outokumpu Oyj (Materials)...................................        6,150         96,128
                       Rautaruukki Oyj (Materials).................................          212          1,774
                       Sampo Oyj, Class A (Finance)................................        9,171         86,339
                       Stora Enso Oyj (Materials)..................................       17,082        237,015
                       TietoEnator Oyj (Information Technology)....................        4,104        113,986
                       UPM-Kymmene Oyj (Materials).................................       12,939        251,093
                       Uponor Oyj (Consumer Staples)...............................          582         19,447
                       Wartsila Oyj, Class B (Industrial & Commercial).............        1,850         41,150
                                                                                                   -------------
                                                                                                      3,021,102
                                                                                                   -------------
                       FRANCE -- 6.4%
                       Accor SA (Information & Entertainment)......................        5,338        226,432
                       Alcatel SA (Information Technology)+........................       38,799        501,954
                       Alstom (Industrial & Commercial)+...........................        1,833            992
                       Atos Origin (Information & Entertainment)+..................          413         24,337
                       Aventis SA (Healthcare).....................................       23,735      1,840,686
                       AXA (Finance)...............................................       31,023        636,719
                       BNP Paribas SA (Finance)....................................       26,177      1,522,707
                       Bouygues SA (Consumer Discretionary)........................        6,420        215,594
                       Business Objects SA (Information Technology)+...............        1,235         26,505
                       Caisse Credit Agricole SA (Finance).........................       10,853        255,762
                       Cap Gemini SA (Information Technology)+.....................        2,957         98,376
                       Carrefour SA (Consumer Staples).............................        6,477        308,623
                       Cie de Saint-Gobain SA (Consumer Discretionary).............       12,984        633,819
                       CNP Assurances (Finance)....................................        1,506         84,743

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FRANCE (continued)
                       Dassault Systemes SA (Information Technology)...............        1,145   $     51,282
                       Essilor International SA (Healthcare).......................          754         46,280
                       Establissements Economiques du Casino Guichard-Perrachon SA
                         (Consumer Staples)........................................          316         25,684
                       France Telecom SA (Information Technology)..................       38,195        945,110
                       Groupe Danone (Consumer Staples)............................        3,938        324,337
                       Imerys SA (Industrial & Commercial).........................        1,392         84,604
                       L'Air Liquide SA (Materials)................................        2,941        475,607
                       Lafarge SA (Materials)......................................        4,033        345,254
                       Lagardere SCA (Information & Entertainment).................        3,473        211,085
                       LVMH Moet Henessy Louis Vuitton SA (Consumer Staples).......        9,509        648,259
                       Michelin SA, Class B (Consumer Discretionary)...............        3,515        195,253
                       Peugeot SA (Consumer Discretionary).........................        4,871        280,826
                       Publicis Groupe (Information & Entertainment)...............        2,656         71,916
                       Renault SA (Consumer Discretionary).........................        4,410        347,570
                       Sagem SA (Information Technology)...........................          592         57,940
                       Sanofi-Synthelabo SA (Healthcare)(3)........................       12,324        816,458
                       Schneider Electric SA (Industrial & Commercial).............        5,895        374,593
                       Societe BIC SA (Information Technology).....................        1,367         58,562
                       Societe Generale, Class A (Finance).........................       10,273        842,388
                       Societe Television Francaise 1 (Information &
                         Entertainment)............................................        3,229         91,974
                       Sodexho Alliance SA (Consumer Staples)......................        2,836         77,029
                       STMicroelectronics NV (Information Technology)..............       18,817        349,324
                       Suez SA (Utilities).........................................       17,092        337,440
                       Technip SA (Industrial & Commercial)........................          124         17,250
                       Thales SA (Industrial & Commercial).........................        5,741        199,695
                       Thomson (Information & Entertainment).......................        8,837        164,478
                       Total SA (Energy)(3)........................................       16,923      3,282,029
                       Valeo SA (Consumer Discretionary)...........................        1,868         75,780
                       Veolia Environnement (Industrial & Commercial)..............        3,248         86,540
                       Vinci SA (Industrial & Commercial)..........................        2,132        216,736
                       Vivendi Universal SA (Information & Entertainment)+.........       25,454        635,658
                       Zodiac SA (Industrial & Commercial).........................          350         11,993
                                                                                                   -------------
                                                                                                     18,126,183
                                                                                                   -------------
                       GERMANY -- 6.2%
                       Adidas-Salomon AG (Consumer Discretionary)..................        1,418        168,430
                       Allianz AG (Finance)........................................       14,243      1,375,143
                       Altana AG (Healthcare)......................................        3,206        173,463
                       BASF AG (Materials).........................................       13,040        694,250
                       Bayer AG (Materials)........................................       16,121        429,917
                       Bayerische Hypo-und Vereinsbank AG (Finance)+...............       29,648        477,673
                       Beiersdorf AG (Consumer Staples)............................        3,909        453,971
                       Commerzbank AG (Finance)+...................................       35,613        609,746
                       Continental AG (Consumer Discretionary).....................        4,817        226,977
                       DaimlerChrysler AG (Consumer Discretionary).................       30,616      1,366,061
                       Deutsche Bank AG (Finance)..................................       26,604      1,847,267
                       Deutsche Boerse AG (Finance)................................        7,778        378,564
                       Deutsche Lufthansa AG (Information & Entertainment)+........        5,246         61,877
                       Deutsche Post AG (Industrial & Commercial)..................       19,093        382,684
                       Deutsche Telekom AG (Information Technology)+...............       92,181      1,542,806
                       Douglas Holding AG (Consumer Discretionary).................        1,736         49,656
                       E.ON AG (Energy)(3).........................................       23,695      1,684,594
                       Epcos AG (Information Technology)+..........................        1,265         21,522
                       Fresenius Medical Care AG (Healthcare)......................        1,985        144,178
                       Gehe AG (Healthcare)........................................        1,266         80,675
                       HeidelbergCement AG (Materials).............................        1,074         48,631
                       Infineon Technologies AG (Information Technology)+..........       13,171        143,951
                       KarstadtQuelle AG (Consumer Discretionary)..................        1,417         28,980
                       Linde AG (Industrial & Commercial)..........................        3,561        193,099

---------------------
    180

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       GERMANY (continued)
                       MAN AG (Industrial & Commercial)............................        3,665   $    135,856
                       Merck KGaA (Healthcare).....................................        1,958        109,800
                       Metro AG (Consumer Discretionary)...........................        4,595        210,660
                       Muenchener Rueckversicherungs-Gesellschaft AG (Finance).....        3,487        334,485
                       Puma AG (Consumer Discretionary)............................          456        107,456
                       RWE AG (Energy).............................................       13,223        647,076
                       SAP AG (Information Technology).............................        5,200        832,795
                       Schering AG (Healthcare)....................................        5,010        281,190
                       Siemens AG (Industrial & Commercial)........................       24,383      1,709,468
                       ThyssenKrupp AG (Materials).................................       11,431        203,687
                       TUI AG (Information & Entertainment)........................        4,542         77,766
                       Volkswagen AG (Consumer Discretionary)......................        8,073        327,402
                                                                                                   -------------
                                                                                                     17,561,756
                                                                                                   -------------
                       GREECE -- 0.1%
                       Alpha Credit Bank (Finance).................................        5,280        125,063
                       EFG Eurobank Ergasias SA (Finance)..........................        3,749         81,047
                       National Bank of Greece SA (Finance)........................        8,110        172,594
                       Titan Cement Co. (Materials)................................        1,100         25,341
                                                                                                   -------------
                                                                                                        404,045
                                                                                                   -------------
                       HONG KONG -- 2.2%
                       Angang New Steel Co., Class H (Materials)...................       76,000         30,205
                       ASM Pacific Technology, Ltd. (Industrial & Commercial)......        2,000          6,987
                       Bank of East Asia, Ltd. (Finance)...........................       56,389        160,131
                       BOC Hong Kong (Holdings), Ltd. (Finance)....................      104,500        178,187
                       Byd Co., Ltd., Class H (Information Technology).............       12,000         34,308
                       Cathay Pacific Airways, Ltd. (Information &
                         Entertainment)............................................       40,000         71,282
                       Cheung Kong Holdings, Ltd. (Real Estate)....................       59,000        434,939
                       Cheung Kong Infrastructure Holdings, Ltd. (Industrial &
                         Commercial)...............................................       22,000         52,180
                       China Petroleum & Chemical Corp., Class H (Energy)..........    1,202,000        466,163
                       China Shipping Development Co., Ltd., Class H (Industrial &
                         Commercial)...............................................       36,000         23,539
                       China Southern Airlines Co., Ltd., Class H (Information &
                         Entertainment)+...........................................      104,000         35,667
                       China Telecom Corp., Class H (Information Technology).......      630,000        207,982
                       CLP Holdings, Ltd. (Energy).................................       69,200        386,813
                       Hang Lung Properties, Ltd. (Real Estate)....................       48,000         66,154
                       Hang Seng Bank, Ltd. (Finance)..............................       27,700        354,243
                       Henderson Land Development Co., Ltd. (Real Estate)..........       27,000        118,732
                       Hong Kong & China Gas Co., Ltd. (Utilities).................      151,754        264,598
                       Hong Kong Electric Holdings, Ltd. (Energy)..................       54,000        231,925
                       Hong Kong Exchanges & Clearing, Ltd. (Finance)..............       40,000         82,565
                       Hopewell Holdings, Ltd. (Industrial & Commercial)...........       13,000         25,667
                       Huaneng Power International, Inc., Class H (Energy).........      224,000        178,052
                       Hutchison Whampoa, Ltd. (Industrial & Commercial)...........       86,500        582,215
                       Hysan Development Co., Ltd. (Real Estate)...................       10,222         18,413
                       Jiangsu Express Co. (Industrial & Commercial)...............      104,000         42,334
                       Johnson Electric Holdings, Ltd. (Information Technology)....       57,800         58,541
                       Li & Fung, Ltd. (Consumer Discretionary)....................       64,000         88,616
                       MTR Corp., Ltd. (Industrial & Commercial)...................       55,121         82,682
                       New World Development Co., Ltd. (Real Estate)...............       53,589         43,284
                       PCCW, Ltd. (Information Technology)+........................      123,130         84,455
                       PetroChina Co., Ltd. (Energy)...............................    1,256,000        623,978
                       Shangri-La Asia, Ltd. (Information & Entertainment).........       39,531         36,997
                       Sino Land Co., Ltd. (Real Estate)...........................       38,791         24,369
                       Sinotrans, Ltd., Class H (Industrial & Commercial)..........      175,000         59,456
                       South China Morning Post Holdings, Ltd. (Information &
                         Entertainment)............................................       14,000          5,564
                       Sun Hung Kai Properties, Ltd. (Real Estate).................       52,000        440,003
                       Swire Pacific Ltd., Class A (Industrial & Commercial).......       37,000        246,668
                       Techtronic Industries Co. (Industrial & Commercial).........       34,000         50,564
                       Television Broadcasting, Ltd. (Information &
                         Entertainment)............................................        6,000         24,616
                       Wharf Holdings, Ltd. (Industrial & Commercial)..............       48,742        149,976

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HONG KONG (continued)
                       Yanzhou Coal Mining, Ltd. (Energy)..........................       82,000   $     99,347
                       Zhejiang Expressway Co., Ltd. (Industrial & Commercial).....      122,000         89,936
                                                                                                   -------------
                                                                                                      6,262,333
                                                                                                   -------------
                       INDIA -- 0.0%
                       Ultratech Cemco, Ltd. (Materials)(2)........................        2,552         18,857
                                                                                                   -------------
                       IRELAND -- 0.5%
                       Allied Irish Banks, PLC (Finance)...........................       26,046        400,537
                       Bank of Ireland (Finance)...................................       30,419        397,928
                       CRH, PLC (Consumer Discretionary)...........................        5,713        128,794
                       DCC (Consumer Staples)......................................        1,050         18,470
                       Elan Corp., PLC (Healthcare)+...............................       13,800        286,219
                       Independent News Media, PLC (Information & Entertainment)...       10,300         23,654
                       Irish Life & Permanent, PLC (Finance).......................        3,400         51,590
                                                                                                   -------------
                                                                                                      1,307,192
                                                                                                   -------------
                       ITALY -- 1.6%
                       Alleanza Assicurazioni SpA (Finance)........................        4,514         48,304
                       Assicurazione Generali SpA (Finance)........................        6,180        163,249
                       Autogrill SpA (Information & Entertainment)+................        1,736         25,778
                       Banca Fideuram SpA (Finance)................................        2,017         10,331
                       Banca Intesa SpA (Finance)..................................        3,522          9,994
                       Banca Monte dei Paschi di Siena SpA (Finance)...............        3,734         11,157
                       Banca Nazionale del Lavoro SpA (Finance)+...................        5,273         12,331
                       Banca Popolare di Milano SpA (Finance)......................        1,390          8,540
                       Banco Popolare di Verona e Novara Scrl (Finance)............        6,900        114,985
                       Benetton Group SpA (Consumer Discretionary).................        1,455         15,675
                       Enel SpA (Energy)...........................................       28,629        225,464
                       Eni SpA (Energy)............................................       37,952        780,300
                       Fiat SpA (Consumer Discretionary)+..........................        6,481         50,962
                       Finmeccanica SpA (Industrial & Commercial)..................       55,003         38,688
                       IntesaBci SpA (Finance).....................................       68,843        254,942
                       Italcementi SpA (Materials).................................        1,055         13,864
                       Luxottica Group SpA (Healthcare)............................        1,452         24,598
                       Mediaset SpA (Information & Entertainment)..................       10,140        108,020
                       Mediobanca SpA (Finance)....................................        3,159         36,919
                       Mediolanum SpA (Finance)....................................        1,516          9,278
                       Pirelli & C. SpA (Consumer Discretionary)...................       33,751         33,235
                       Riunione Adriatica di Sicurta SpA (Finance).................        1,991         35,860
                       Sanpaolo IMI SpA (Finance)..................................       27,608        315,347
                       Seat Pagine Gialle SpA (Information & Entertainment)+.......       49,345         19,401
                       Snam Rete Gas SpA (Energy)..................................        2,937         12,607
                       Telecom Italia Mobile SpA (Information Technology)..........      114,471        608,343
                       Telecom Italia SpA (Information Technology).................      266,053        788,526
                       Telecom Italia RNC (Information Technology).................      171,138        367,295
                       Tiscali SpA (Information Technology)+.......................        1,975          7,053
                       UniCredito Italiano SpA (Finance)...........................       85,413        408,731
                                                                                                   -------------
                                                                                                      4,559,777
                                                                                                   -------------
                       JAPAN -- 24.6%
                       Advantest Corp. (Information Technology)....................        2,600        152,453
                       Ajinomoto Co., Inc. (Consumer Staples)......................       28,000        326,094
                       ALPS ELECTRIC Co., Ltd. (Information Technology)............        6,000         80,885
                       AMADA Co., Ltd. (Industrial & Commercial)...................        8,000         45,470
                       Asahi Breweries, Ltd. (Consumer Staples)....................       16,400        174,627
                       Asahi Glass Co., Ltd. (Consumer Discretionary)..............       48,200        434,340
                       Asahi Kasei Corp. (Materials)...............................       50,000        219,884
                       Asatsu-DK, Inc. (Industrial & Commercial)...................        1,100         29,133
                       Bellsystem 24, Inc. (Industrial & Commercial)...............          100         18,715
                       Benesse Corp. (Education)...................................        2,200         65,291

---------------------
    182

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Bridgestone Corp. (Consumer Discretionary)..................       40,400   $    730,285
                       Canon, Inc. (Information Technology)........................       32,600      1,594,892
                       Casio Computer Co., Ltd. (Information Technology)...........       15,600        211,704
                       Central Japan Railway Co. (Industrial & Commercial).........           63        507,082
                       Chubu Electric Power Co., Inc. (Energy).....................        9,800        205,792
                       Chugai Pharmaceutical Co., Ltd. (Healthcare)................       15,500        243,801
                       Citizen Watch Co., Ltd. (Consumer Discretionary)............       10,000         99,645
                       Comsys Holdings Corp. (Industrial & Commercial).............        1,000          7,177
                       Credit Saison Co., Ltd. (Finance)...........................        5,100        154,566
                       CSK Corp. (Information Technology)..........................        2,800        118,099
                       Dai Nippon Printing Co., Ltd. (Industrial & Commercial).....       18,400        260,954
                       Daicel Chemical Industries, Ltd. (Materials)................        4,000         18,886
                       Daiichi Pharmaceutical Co., Ltd. (Healthcare)...............       11,400        209,659
                       Daikin Industries, Ltd. (Industrial & Commercial)...........       13,400        330,797
                       Daimaru, Inc. (Consumer Discretionary)......................       11,000         84,977
                       Dainippon Ink & Chemicals, Inc. (Materials).................       26,000         59,859
                       Daito Trust Construction Co., Ltd. (Real Estate)............        4,500        167,948
                       Daiwa House Industry Co., Ltd. (Consumer Discretionary).....       24,400        254,105
                       Daiwa Securities Group, Inc. (Finance)......................      144,000        946,661
                       Denki Kagaku Kogyo KK (Materials)...........................       17,000         55,497
                       Denso Corp. (Consumer Discretionary)........................       28,609        702,393
                       Dowa Mining Co., Ltd. (Materials)...........................        8,000         48,419
                       East Japan Railway Co. (Industrial & Commercial)............          147        802,455
                       Ebara Corp. (Industrial & Commercial).......................       12,600         54,504
                       Eisai Co., Ltd. (Healthcare)................................       13,000        382,301
                       FamilyMart Co., Ltd. (Consumer Discretionary)...............        2,400         70,147
                       Fanuc, Ltd. (Information Technology)........................        7,200        415,702
                       Fast Retailing Co., Ltd. (Consumer Discretionary)...........        4,000        282,387
                       Fuji Photo Film Co., Ltd. (Information & Entertainment).....       19,600        588,731
                       Fuji Television Network, Inc. (Information &
                         Entertainment)............................................           18         39,336
                       Fujikura, Ltd. (Industrial & Commercial)....................        6,000         29,138
                       Fujisawa Pharmaceutical Co. (Healthcare)....................       12,000        291,380
                       Fujitsu, Ltd. (Information Technology)......................       65,400        405,828
                       Furukawa Electric Co., Ltd. (Industrial & Commercial)+......       22,600         92,274
                       Hankyu Department Stores, Inc. (Consumer Discretionary).....        4,000         29,642
                       Hirose Electric Co., Ltd. (Information Technology)..........        1,200        116,552
                       Hitachi, Ltd. (Information Technology)......................      123,800        757,084
                       Honda Motor Co., Ltd. (Consumer Discretionary)..............       42,352      2,064,372
                       Hoya Corp. (Healthcare).....................................        4,350        447,929
                       Isetan Co., Ltd. (Consumer Discretionary)...................        7,000         80,264
                       Ishikawajima-Harima Heavy Industries Co., Ltd. (Industrial &
                         Commercial)+..............................................       31,000         46,000
                       Ito-Yokado Co., Ltd. (Consumer Discretionary)...............       13,600        529,592
                       Itochu Corp. (Industrial & Commercial)+.....................       48,000        185,620
                       Japan Airlines Systems Corp. (Information &
                         Entertainment)+...........................................       37,000        107,478
                       Japan Real Estate Investment Corp. (Real Estate)............           12         85,471
                       Japan Tobacco, Inc. (Consumer Staples)......................           22        168,371
                       JFE Holdings, Inc. (Materials)..............................       17,400        417,024
                       JGC Corp. (Industrial & Commercial).........................        5,000         46,765
                       JSR Corp. (Materials).......................................        6,000         99,555
                       Jusco Co., Ltd. (Consumer Discretionary)....................        8,800        302,316
                       Kajima Corp. (Industrial & Commercial)......................       44,800        151,489
                       Kaken Pharmaceutical Co., Ltd. (Healthcare).................        2,000         11,673
                       Kamigumi Co., Ltd. (Industrial & Commercial)................        1,000          6,871
                       Kaneka Corp. (Materials)....................................       10,000         87,774
                       Kansai Electric Power Co., Inc. (Utilities).................       34,300        626,188
                       Kao Corp. (Consumer Staples)................................       28,800        714,852
                       Kawasaki Heavy Industries, Ltd. (Industrial & Commercial)...       32,000         46,909
                       Kawasaki Kisen Kaisha, Ltd. (Industrial & Commercial).......        3,000         15,055
                       Keihin Electric Express Railway Co., Ltd. (Industrial &
                         Commercial)...............................................       17,000        100,292

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Keio Teito Electric Railway Co., Ltd. (Industrial &
                         Commercial)...............................................        7,000   $     37,331
                       Keyence Corp. (Information Technology)......................        1,200        254,256
                       Kikkoman Corp. (Consumer Staples)...........................        4,000         34,534
                       Kinden Corp. (Utilities)....................................        1,000          6,115
                       Kinki Nippon Railway Co., Ltd. (Industrial & Commercial)....       67,500        232,497
                       Kirin Brewery Co., Ltd. (Consumer Staples)..................       40,800        399,946
                       Kobe Steel, Ltd. (Materials)................................       75,000        103,872
                       Kokuyo Co., Ltd. (Information Technology)...................        2,000         23,778
                       Komatsu, Ltd. (Industrial & Commercial).....................       42,800        252,885
                       Konami Co., Ltd. (Information Technology)...................        3,700         80,359
                       Konica Corp. (Information & Entertainment)..................       16,000        209,650
                       Koyo Seiko Co., Ltd. (Consumer Discretionary)...............        1,000         11,574
                       Kubota Corp. (Industrial & Commercial)......................       57,000        258,870
                       Kuraray Co., Ltd. (Consumer Discretionary)..................       14,000        106,138
                       Kurita Water Industries, Ltd. (Utilities)...................        3,000         42,574
                       Kyocera Corp. (Information Technology)......................        6,300        487,252
                       Kyowa Hakko Kogyo Co., Ltd. (Healthcare)....................       16,400        114,451
                       Kyushu Electric Power Co., Inc. (Energy)....................        5,800        108,755
                       Lawson, Inc. (Consumer Discretionary).......................        2,200         85,471
                       Mabuchi Motor Co., Ltd. (Industrial & Commercial)...........        1,100         77,854
                       Marubeni Corp. (Consumer Discretionary).....................       47,200        106,969
                       Marui Co., Ltd. (Consumer Discretionary)....................       17,500        211,678
                       Matsushita Electric Industrial Co., Ltd. (Information &
                         Entertainment)............................................       90,000      1,201,133
                       Matsushita Electric Works, Ltd. (Materials).................        5,000         42,763
                       Meiji Seika Kaisha, Ltd. (Consumer Staples).................        5,000         21,584
                       Meitec Corp. (Information Technology).......................        1,000         35,074
                       Millea Holdings, Inc. (Finance).............................           52        766,941
                       Minebea Co., Ltd. (Information Technology)..................       10,000         42,808
                       Mitsubishi Chemical Corp. (Materials).......................       67,000        159,072
                       Mitsubishi Corp. (Industrial & Commercial)..................       47,000        453,114
                       Mitsubishi Electric Corp. (Information Technology)..........       79,800        364,570
                       Mitsubishi Estate Co., Ltd. (Real Estate)...................       67,000        763,425
                       Mitsubishi Heavy Industries, Ltd. (Industrial &
                         Commercial)...............................................      136,400        356,962
                       Mitsubishi Logistcs Corp. (Industrial & Commercial).........        3,000         28,329
                       Mitsubishi Rayon Co., Ltd. (Consumer Discretionary).........       19,000         66,298
                       Mitsubishi Tokyo Financial Group, Inc. (Finance)............          343      3,075,417
                       Mitsui & Co., Ltd. (Consumer Discretionary).................       56,600        425,028
                       Mitsui Chemicals, Inc. (Utilities)..........................       19,000         84,581
                       Mitsui Fudosan Co., Ltd. (Real Estate)......................       57,000        634,615
                       Mitsui Marine & Fire Co., Ltd. (Finance)....................      106,000        981,879
                       Mitsui Mining & Smelting Co., Ltd. (Materials)..............       22,000         89,824
                       Mitsui O.S.K. Lines, Ltd. (Industrial & Commercial).........        5,000         26,035
                       Mitsui Trust Holdings, Inc. (Finance).......................       65,518        459,589
                       Mitsukoshi, Ltd. (Consumer Discretionary)...................       15,000         68,798
                       Murata Manufacturing Co., Ltd. (Information Technology).....        8,700        432,672
                       Namco, Ltd. (Information & Entertainment)...................        1,500         37,906
                       NEC Corp. (Information Technology)..........................       62,800        392,518
                       Net One Systems Co., Ltd. (Information Technology)..........           21         68,178
                       NGK Insulators, Ltd. (Information Technology)...............       16,400        129,495
                       NGK Spark Plug Co., Ltd. (Consumer Discretionary)...........        9,000         87,981
                       Nidec Corp. (Industrial & Commercial).......................        1,600        148,928
                       Nikko Securities Co., Ltd. (Finance)........................       53,000        240,703
                       Nikon Corp. (Information & Entertainment)...................       11,000        106,048
                       Nintendo Co., Ltd. (Information & Entertainment)............        4,300        479,518
                       Nippon Building Fund, Inc. (Real Estate)....................           11         77,459
                       Nippon Express Co., Ltd. (Industrial & Commercial)..........       35,400        187,514
                       Nippon Meat Packers, Inc. (Consumer Staples)................       12,400        151,550
                       Nippon Mining Holdings, Inc. (Energy).......................       14,000         58,923
                       Nippon Mitsubishi Oil Corp. (Energy)........................       68,200        420,136
                       Nippon Sheet Glass Co., Ltd. (Materials)....................       15,000         56,387

---------------------
    184

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Nippon Steel Corp. (Materials)..............................      252,000   $    512,181
                       Nippon Telegraph & Telephone Corp. (Information
                         Technology)...............................................          325      1,622,150
                       Nippon Unipac Holding, Inc. (Materials).....................           32        157,417
                       Nippon Yusen Kabushiki Kaisha (Industrial & Commercial).....       50,000        229,776
                       Nishimatsu Construction Co., Ltd. (Industrial &
                         Commercial)...............................................        1,000          3,076
                       Nissan Chemical Industries, Ltd. (Materials)................        4,000         29,785
                       Nissan Motor Co., Ltd. (Consumer Discretionary).............      120,500      1,302,586
                       Nisshin Seifun Group, Inc. (Consumer Staples)...............        4,000         39,750
                       Nisshinbo Industries, Inc. (Consumer Discretionary).........        2,000         14,335
                       Nissin Food Products Co., Ltd. (Consumer Staples)...........        2,800         71,010
                       Nitto Denko Corp. (Information Technology)..................        9,400        393,939
                       Nomura Research Institute, Ltd. (Information Technology)....        1,000         93,619
                       Nomura Securities Co., Ltd. (Finance).......................       86,000      1,181,780
                       NSK, Ltd. (Industrial & Commercial).........................       27,000        120,680
                       NTN Corp. (Industrial & Commercial).........................       15,000         78,106
                       NTT Data Corp. (Information Technology).....................           53        152,048
                       NTT DoCoMo, Inc. (Information Technology)...................          375        654,256
                       Obayashi Corp. (Consumer Discretionary).....................       22,000        104,861
                       Oji Paper Co., Ltd. (Materials).............................       44,800        287,668
                       Oki Electric Industry Co., Ltd. (Information Technology)+...       25,000         89,932
                       Olympus Optical Co., Ltd. (Information Technology)..........        5,000         96,902
                       Omron Corp. (Information Technology)........................        9,000        193,039
                       Onward Kashiyama Co., Ltd. (Consumer Discretionary).........        6,000         81,910
                       Oracle Corp. Japan (Information Technology).................        1,600         79,716
                       Oriental Land Co., Ltd. (Information & Entertainment).......        3,000        187,508
                       Orix Corp. (Finance)........................................        2,600        281,523
                       Osaka Gas Co., Ltd. (Utilities).............................       99,200        264,962
                       Pioneer Corp. (Information & Entertainment).................        6,751        146,319
                       Ricoh Co., Ltd. (Information Technology)....................       26,000        507,397
                       Rohm Co., Ltd. (Information Technology).....................        4,200        450,236
                       Sanden Corp. (Consumer Discretionary).......................        1,000          6,475
                       Sankyo Co., Ltd. (Healthcare)...............................       24,500        529,902
                       Sanyo Electric Co., Ltd. (Information Technology)...........       71,000        271,370
                       Sapporo Breweries, Ltd. (Consumer Staples)..................        1,000          3,750
                       SECOM Co., Ltd. (Industrial & Commercial)...................        6,000        242,817
                       Seiko Epson Corp. (Consumer Discretionary)..................        3,800        148,999
                       Sekisui Chemical Co., Ltd. (Consumer Discretionary).........       13,000         93,763
                       Sekisui House, Ltd. (Consumer Discretionary)................       28,400        286,311
                       Seven-Eleven Japan Co., Ltd. (Consumer Discretionary).......       16,000        492,108
                       Sharp Corp. (Information Technology)........................       37,800        546,969
                       Shimachu Co., Ltd. (Consumer Discretionary).................        2,400         58,060
                       Shimamura Co., Ltd. (Consumer Discretionary)................          900         65,560
                       Shimano, Inc. (Information & Entertainment).................        4,700        114,124
                       Shimizu Corp. (Consumer Discretionary)......................       34,000        141,571
                       Shin-Etsu Chemical Co., Ltd. (Materials)....................       17,448        593,133
                       Shionogi & Co., Ltd. (Healthcare)...........................       16,000        286,200
                       Shiseido Co., Ltd. (Consumer Staples).......................       14,600        181,852
                       Showa Denko K.K. (Materials)................................       26,000         58,222
                       Showa Shell Sekiyu K.K. (Energy)............................        8,000         72,521
                       Skylark Co., Ltd. (Information & Entertainment).............        5,000         93,080
                       SMC Corp. (Industrial & Commercial).........................        2,500        245,065
                       Softbank Corp. (Information Technology).....................        9,800        345,483
                       Sompo Japan Insurance, Inc. (Finance).......................       37,000        365,691
                       Sony Corp. (Information & Entertainment)....................       31,847      1,119,850
                       Stanley Electric Co., Ltd. (Information Technology).........        2,000         30,541
                       Sumitomo Bakelite Co., Ltd. (Materials).....................        4,000         24,138
                       Sumitomo Chemical Co., Ltd. (Materials).....................       55,400        228,187
                       Sumitomo Corp. (Industrial & Commercial)....................       32,400        226,694
                       Sumitomo Electric Industries, Ltd. (Industrial &
                         Commercial)...............................................       24,200        230,694
                       Sumitomo Metal Industries, Ltd. (Materials).................      128,000        138,136

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Sumitomo Metal Mining Co., Ltd. (Materials).................       21,400   $    127,982
                       Sumitomo Realty & Development Co., Ltd. (Real Estate).......       23,000        262,485
                       Sumitomo Trust & Banking Co., Ltd. (Finance)................       67,000        392,859
                       Taiheiyo Cement Corp. (Materials)...........................       26,000         62,431
                       Taisei Corp. (Consumer Discretionary).......................        3,000          9,524
                       Taisho Pharmaceutical Co., Ltd. (Healthcare)................       15,600        327,587
                       Taiyo Yuden Co., Ltd. (Information Technology)..............        4,000         48,204
                       Takara Holdings, Inc. (Consumer Staples)....................        4,000         29,246
                       Takashimaya Co., Ltd. (Consumer Discretionary)..............       16,000        149,071
                       Takeda Chemical Industries, Ltd. (Healthcare)...............       45,000      2,108,458
                       Takefuji Corp. (Finance)....................................        2,590        186,339
                       TDK Corp. (Information Technology)..........................        4,600        318,539
                       Teijin, Ltd. (Consumer Discretionary).......................       35,800        124,597
                       Teikoku Oil Co., Ltd. (Energy)..............................        4,000         20,792
                       Terumo Corp. (Healthcare)...................................        8,300        201,538
                       THK Co., Ltd. (Industrial & Commercial).....................          600          9,669
                       TIS, Inc. (Industrial & Commercial).........................        1,502         57,543
                       Tobu Railway Co., Ltd. (Industrial & Commercial)............       36,200        143,244
                       Toho Co., Ltd. (Information & Entertainment)................        3,000         43,572
                       Tohoku Electric Power Co., Inc. (Energy)....................       19,900        327,506
                       Tokyo Broadcasting System, Inc. (Information &
                         Entertainment)............................................        4,000         68,276
                       Tokyo Corp. (Industrial & Commercial).......................       41,000        188,417
                       Tokyo Electric Power Co., Inc. (Energy).....................       49,900      1,133,122
                       Tokyo Electron, Ltd. (Information Technology)...............        5,900        289,177
                       Tokyo Gas Co., Ltd. (Utilities).............................      104,400        373,679
                       TonenGeneral Sekiyu K.K. (Energy)...........................        4,000         32,124
                       Toppan Printing Co., Ltd. (Industrial & Commercial).........       17,200        172,317
                       Toray Industries, Inc. (Consumer Discretionary).............       49,100        233,147
                       Toshiba Corp. (Information Technology)......................      116,000        426,674
                       Tosoh Corp. (Materials).....................................       19,000         61,343
                       Tostem Inax Holding Corp. (Consumer Discretionary)..........        7,000        142,587
                       Toto, Ltd. (Consumer Discretionary).........................       19,200        187,001
                       Toyo Seikan Kaisha, Ltd. (Materials)........................        8,000        126,624
                       Toyobo Co., Ltd. (Consumer Discretionary)...................        3,000          7,581
                       Toyoda Gosei Co., Ltd. (Consumer Discretionary).............          600         13,220
                       Toyota Industries Corp. (Industrial & Commercial)...........        4,150         97,597
                       Toyota Motor Corp. (Consumer Discretionary).................      118,100      4,758,200
                       Trend Micro, Inc. (Information Technology)..................        4,000        164,036
                       UFJ Holdings, Inc. (Finance)+...............................          391      1,571,806
                       Uni-Charm Corp. (Consumer Staples)..........................        1,500         78,781
                       UNY Co., Ltd. (Consumer Discretionary)......................        5,000         57,557
                       USS Co., Ltd. (Consumer Discretionary)......................        1,000         80,939
                       Wacoal Corp. (Consumer Discretionary).......................        3,000         30,136
                       West Japan Railway Co. (Industrial & Commercial)............           15         60,165
                       World Co., Ltd. (Consumer Discretionary)....................        1,200         33,778
                       Yahoo Japan Corp. (Information Technology)+.................           41        325,950
                       Yakult Honsha Co., Ltd. (Consumer Staples)..................        3,000         45,056
                       Yamada Denki Co., Ltd. (Consumer Discretionary).............        4,600        159,270
                       Yamaha Corp. (Information & Entertainment)..................        5,000         75,993
                       Yamaha Motor Co., Ltd. (Consumer Discretionary).............        2,000         30,667
                       Yamanouchi Pharmaceutical Co., Ltd. (Healthcare)............       19,700        676,775
                       Yamato Transport Co., Ltd. (Industrial & Commercial)........       12,000        191,340
                       Yamazaki Baking Co., Ltd. (Consumer Staples)................        3,000         28,571
                       Yokogawa Electric Corp. (Information Technology)............        8,000         93,529
                                                                                                   -------------
                                                                                                     69,366,329
                                                                                                   -------------
                       LUXEMBOURG -- 0.1%
                       Arcelor (Paris) (Materials).................................        5,214         86,450
                       Arcelor (Luxembourg) (Materials)............................        4,003         66,420
                                                                                                   -------------
                                                                                                        152,870
                                                                                                   -------------

---------------------
    186

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MALAYSIA -- 0.3%
                       AMMB Holdings BHD (Finance).................................       17,500   $     15,842
                       Berjaya Sports Toto BHD (Information & Entertainment).......       23,600         22,979
                       British American Tobacco Malaysia BHD (Consumer Staples)....          900         12,079
                       Commerce Asset-Holding BHD (Finance)........................       37,600         46,307
                       Gamuda BHD (Industrial & Commercial)........................        1,500          2,092
                       Genting BHD (Information & Entertainment)...................       13,400         52,895
                       Hong Leong Bank BHD (Finance)...............................        7,500         10,066
                       IOI Corp. BHD (Materials)...................................       27,000         56,487
                       Kuala Lumpur Kepong (Materials).............................        2,300          3,874
                       Magnum Corp. BHD (Information & Entertainment)..............       13,100          8,343
                       Malakoff BHD (Industrial & Commercial)......................       20,000         33,421
                       Malayan Banking BHD (Finance)...............................       22,500         63,355
                       Malaysia International Shipping Corp. BHD (Industrial &
                         Commercial)...............................................        4,500         14,566
                       Maxis Communications BHD (Information Technology)...........       27,000         62,526
                       Oyl Industries BHD (Industrial & Commercial)................          400          3,842
                       PLUS Expressways BHD (Industrial & Commercial)..............       13,500          8,739
                       Proton Holdings BHD (Finance)+..............................       11,000         23,158
                       Public Bank BHD (Finance)...................................       24,000         44,210
                       Resorts World BHD (Information & Entertainment).............       17,000         40,487
                       Sime Darby BHD (Industrial & Commercial)....................       32,300         47,600
                       SP Setia BHD (Real Estate)..................................        1,600          1,592
                       Tanjong, PLC (Information & Entertainment)..................        4,400         15,053
                       Telekom Malaysia BHD (Information Technology)...............       34,000         92,158
                       Tenaga Nasional BHD (Energy)................................       16,200         42,418
                       YTL Corp. BHD (Finance).....................................        6,000          6,916
                                                                                                   -------------
                                                                                                        731,005
                                                                                                   -------------
                       NETHERLANDS -- 3.8%
                       ABN AMRO Holding NV (Finance)(3)............................       49,875      1,043,429
                       Aegon NV (Finance)..........................................       55,463        630,182
                       Akzo Nobel NV (Materials)...................................        6,814        224,647
                       ASML Holding NV (Information Technology)+...................       14,882        212,394
                       DSM NV (Materials)..........................................        1,250         62,672
                       Euronext NV (Finance).......................................        3,052         81,244
                       European Aeronautic Defense and Space Co. (Industrial &
                         Commercial)...............................................        8,579        236,213
                       Hagemeyer NV (Industrial & Commercial)+.....................        2,229          4,958
                       Heineken NV (Consumer Staples)..............................       15,443        483,322
                       ING Groep NV (Finance)......................................       60,906      1,411,880
                       Koninklijke KPN NV (Information Technology).................       61,174        451,613
                       Koninklijke Philips Electronics NV (Information
                         Technology)(3)............................................       42,056      1,018,399
                       Oce NV (Industrial & Commercial)............................        2,542         38,266
                       Reed Elsevier NV (Information & Entertainment)..............       15,658        199,936
                       Royal Dutch Petroleum Co. (Energy)(3).......................       60,449      3,028,610
                       TPG NV (Industrial & Commercial)............................       18,503        405,119
                       Unilever NV (Consumer Staples)(3)...........................       12,032        739,970
                       Vedior NV (Industrial & Commercial).........................        6,320         92,706
                       VNU NV (Information & Entertainment)........................        6,291        166,029
                       Wolters Kluwer NV (Information & Entertainment).............        8,407        141,312
                                                                                                   -------------
                                                                                                     10,672,901
                                                                                                   -------------
                       NEW ZEALAND -- 0.0%
                       Carter Holt Harvey, Ltd. (Materials)........................       46,988         66,013
                                                                                                   -------------
                       NORWAY -- 0.3%
                       Den Norske Bank ASA (Finance)...............................        8,148         55,757
                       Norsk Hydro ASA, Class B (Industrial & Commercial)..........        4,167        263,170
                       Norske Skogindustrier ASA, Class A (Materials)..............        2,900         51,680
                       Orkla ASA (Consumer Staples)................................        5,900        141,730
                       Statoil ASA (Utilities).....................................        7,100         88,821
                       Tanderg ASA (Information Technology)........................          600          5,389
                       Telenor ASA (Information Technology)........................       10,700         72,763

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       NORWAY (continued)
                       Tomra Systems ASA (Industrial & Commercial).................        3,358   $     12,351
                       Yara International ASA (Materials)+.........................        5,067         44,787
                                                                                                   -------------
                                                                                                        736,448
                                                                                                   -------------
                       PORTUGAL -- 0.2%
                       Banco Comercial Portugues SA (Finance)......................       55,624        115,033
                       Electricidade de Portugal SA (Energy).......................       14,706         39,254
                       Portugal Telecom SGPS SA (Information Technology)...........       28,606        293,040
                       PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS
                         SA (Information Technology)...............................          843         18,133
                                                                                                   -------------
                                                                                                        465,460
                                                                                                   -------------
                       RUSSIA -- 0.4%
                       A.O. Tatneft Sponsored ADR (Energy).........................        2,600         56,680
                       LUKOIL Sponsored ADR (Energy)...............................        4,500        490,500
                       MMC Norilsk Nickel ADR (Materials)..........................        2,900        148,480
                       RAO Unified Energy Systems Sponsored ADR (Energy)...........        3,100         74,400
                       Rostelecom Sponsored ADR (Information Technology)...........        5,100         58,395
                       Surgutneftegaz-SP Sponsored ADR (Energy)....................        3,500        117,775
                       YUKOS Corp. ADR (Energy)....................................        4,720         74,340
                                                                                                   -------------
                                                                                                      1,020,570
                                                                                                   -------------
                       SINGAPORE -- 1.0%
                       Ascendas Real Estate Investment Trust (Real Estate).........        9,000          7,699
                       Capitaland, Ltd. (Real Estate)..............................       52,000         47,508
                       Capitamall Trust (Real Estate)..............................       11,000         10,818
                       Chartered Semiconductor Manufacturing, Ltd. (Information
                         Technology)+..............................................       55,000         32,646
                       City Developments, Ltd. (Real Estate).......................       27,977         99,310
                       ComfortDelgro Corp., Ltd. (Information & Entertainment).....      102,465         74,533
                       Creative Technology, Ltd. (Information Technology)..........        2,553         25,999
                       DBS Group Holdings, Ltd. (Finance)..........................       48,929        441,328
                       Fraser & Neave, Ltd. (Consumer Staples).....................        9,000         74,369
                       Keppel Corp., Ltd. (Industrial & Commercial)................       26,000        110,448
                       Neptune Orient Lines, Ltd. (Industrial & Commercial)........       45,000         63,633
                       Oversea-Chinese Banking Corp., Ltd. (Finance)...............       43,444        323,596
                       Overseas Union Enterprise, Ltd. (Information &
                         Entertainment)............................................        3,735         15,975
                       SembCorp Industries, Ltd. (Industrial & Commercial).........       43,969         33,006
                       Singapore Airlines, Ltd. (Information & Entertainment)......       26,000        167,942
                       Singapore Exchange, Ltd. (Finance)..........................       49,997         50,624
                       Singapore Post, Ltd. (Information & Entertainment)..........       51,000         24,039
                       Singapore Press Holdings, Ltd. (Information &
                         Entertainment)............................................       74,936        187,509
                       Singapore Technologies Engineering, Ltd. (Industrial &
                         Commercial)...............................................       66,472         81,618
                       Singapore Telecommunications, Ltd. (Information
                         Technology)...............................................      294,592        392,572
                       United Overseas Bank, Ltd. (Finance)........................       53,044        422,883
                       United Overseas Land, Ltd. (Information & Entertainment)....       21,704         28,291
                       Venture Corp., Ltd. (Information Technology)................       10,506         99,041
                                                                                                   -------------
                                                                                                      2,815,387
                                                                                                   -------------
                       SPAIN -- 3.4%
                       Acerinox SA (Materials).....................................        6,080         84,141
                       ACS Actividades de Construccion y Services, SA (Industrial &
                         Commercial)...............................................       14,816        247,080
                       Altadis SA (Consumer Staples)...............................       16,621        518,791
                       Amadeus Global Travel Distrubution SA, Class A (Industrial &
                         Commercial)...............................................       15,321         97,080
                       Antena 3 de Television SA (Information & Entertainment)+....          472         24,914
                       Autopistas, Concesionaria Espanola SA (Industrial &
                         Commercial)...............................................       15,483        262,299
                       Banco Bilbao Vizcaya Argentaria SA (Finance)................       77,639      1,032,442
                       Banco Popular Espanol SA (Finance)..........................        4,310        231,848
                       Banco Santander Central Hispano SA (Finance)................      108,743      1,032,902
                       Endesa SA (Energy)..........................................       25,044        455,288
                       Gas Natural SDG, SA (Utilities).............................       38,487        888,014

---------------------
    188

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       SPAIN (continued)
                       Grupo Ferrovial SA (Industrial & Commercial)................        3,511   $    152,943
                       Iberdrola SA (Energy).......................................       21,667        442,872
                       Indra Sistemas SA (Information Technology)..................        1,620         20,647
                       Repsol YPF SA (Energy)......................................       27,345        579,972
                       Sociedad General de Aguas de Barcelona SA, Class A
                         (Utilities)...............................................        5,788         98,473
                       Telefonica SA (Information Technology)(3)...................      209,934      3,056,734
                       Union Fenosa SA (Energy)....................................        5,590        118,158
                       Vallehermoso SA (Real Estate)...............................        8,584        116,111
                                                                                                   -------------
                                                                                                      9,460,709
                                                                                                   -------------
                       SWEDEN -- 1.9%
                       Alfa Laval AB (Industrial & Commercial).....................          700         11,172
                       Assa Abloy AB, Class B (Consumer Staples)...................        8,373         99,271
                       Atlas Copco AB, Class A (Industrial & Commercial)...........        2,885        103,366
                       Atlas Copco AB, Class B (Industrial & Commercial)...........          185          6,098
                       Electrolux AB, Class B (Consumer Discretionary).............       13,900        242,671
                       Eniro AB (Information & Entertainment)......................        4,600         35,510
                       Hennes & Mauritz AB, Class B (Consumer Discretionary).......       11,100        285,620
                       Holmen AB, Class B (Materials)..............................        2,450         70,224
                       Modern Times Group AB, Class B (Information &
                         Entertainment)+...........................................        1,400         23,621
                       Nordea AB (Finance).........................................       80,226        546,135
                       Sandvik AB (Industrial & Commercial)........................        6,854        235,301
                       Securitas AB, Class B (Industrial & Commercial).............       17,444        196,590
                       Skandia Forsakrings AB (Finance)............................       42,569        165,830
                       Skandinaviska Enskilda Banken AB, Class A (Finance).........       13,777        185,778
                       Skanska AB, Class B (Industrial & Commercial)...............       26,113        224,543
                       SKF AB, Class B (Materials).................................        4,363        165,700
                       SSAB Svenskt Stal AB, Class A (Materials)...................        3,250         58,222
                       Svenska Cellulosa AB, Class B (Materials)...................        5,377        198,956
                       Svenska Handelsbanken AB, Class A (Finance).................       22,410        417,520
                       Swedish Match AB (Consumer Staples).........................        8,700         85,012
                       Tele2 AB, Class B (Information Technology)..................        2,400         95,370
                       Telefonaktiebolaget LM Ericsson, Class B (Information
                         Technology)+..............................................      442,914      1,182,966
                       TeliaSonera AB (Information Technology).....................       78,789        351,067
                       Volvo AB, Class A (Consumer Discretionary)..................        2,265         78,349
                       Volvo AB, Class B (Consumer Discretionary)..................        5,815        208,344
                       WM-data AB, Class B (Information Technology)................        7,175         13,368
                                                                                                   -------------
                                                                                                      5,286,604
                                                                                                   -------------
                       SWITZERLAND -- 5.8%
                       ABB, Ltd. (Industrial & Commercial)+........................       23,558        127,097
                       Adecco SA (Industrial & Commercial).........................        3,513        162,923
                       Ciba Specialty Chemicals AG (Materials)+....................        1,727        118,994
                       Clariant AG (Materials).....................................        2,995         40,337
                       Compagnie Financiere Richemont AG (Consumer
                         Discretionary)(1).........................................       10,344        266,918
                       Credit Suisse Group (Finance)+..............................       37,778      1,210,796
                       Geberit AG (Industrial & Commercial)........................           40         26,858
                       Givaudan SA (Materials).....................................          238        136,207
                       Holcim, Ltd. (Materials)....................................        3,775        197,327
                       Kudelski SA (Information Technology)+.......................          272          7,698
                       Logitech International SA (Information Technology)+.........        1,235         53,371
                       Lonza Group AG (Materials)..................................          938         41,415
                       Nestle SA (Consumer Staples)(3).............................        9,760      2,491,818
                       Novartis AG (Healthcare)(3).................................       89,469      3,999,141
                       Roche Holding AG (Healthcare)...............................       26,802      2,647,137
                       Schindler Holdings Ag (Industrial & Commercial).............           80         22,673
                       Serono SA (Healthcare)......................................          279        172,523
                       SGS Societe Generale de Surveillance Holding SA, Series B
                         (Industrial & Commercial).................................          298        160,308
                       Sulzer AG (Industrial & Commercial).........................           31          8,060
                       Swatch Group AG (Consumer Discretionary)....................          914         23,692

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       SWITZERLAND (continued)
                       Swatch Group AG, Class B (Consumer Discretionary)...........        1,027   $    130,700
                       Swiss Reinsurance (Finance).................................        5,596        326,594
                       Swisscom AG (Information Technology)........................          790        256,590
                       Syngenta AG (Materials)+....................................        2,752        227,220
                       UBS AG (Finance)(3).........................................       44,383      2,966,259
                       Valora Holding AG (Consumer Discretionary)..................           80         17,645
                       Zurich Financial Services AG (Finance)+.....................        3,937        556,369
                                                                                                   -------------
                                                                                                     16,396,670
                                                                                                   -------------
                       THAILAND -- 0.9%
                       Advance Agro, PCL (Materials)+(2)...........................          660            432
                       Advanced Info Service, PCL (Information Technology).........      133,000        309,115
                       Bangkok Bank, PCL (Finance)+................................       52,600        117,158
                       Bangkok Bank, PCL Foreign Registered (Finance)+.............      101,200        232,756
                       BEC World PCL (Information & Entertainment)+(2).............      133,600         57,250
                       Charoen Pokphand Foods, PCL (Consumer Staples)(2)...........      333,438         28,738
                       CMIC Finance & Securities, PLC, Class F (Finance)+(2).......        6,700              0
                       Delta Electronics thai PCL (Information Technology).........       47,300         22,903
                       Electricity Generating PCL (Utilities)......................       25,564         45,180
                       Finance One PCL (Finance)+(2)...............................       37,700              0
                       General Finance & Securities PCL (Finance)+(2)..............        7,650              0
                       Hana Microelectronics, PLC (Information Technology).........       28,540         13,888
                       Land & House PCL (Consumer Discretionary)...................      260,706         56,805
                       Land & House PCL Foreign Registered (Consumer
                         Discretionary)............................................      194,826         45,753
                       Kasikornbank PCL (Finance)+.................................       84,700         95,866
                       Kasikornbank PCL (Foreign Registered) (Finance)+(2).........      126,925        145,961
                       National Finance PCL (Finance)..............................       95,600         31,709
                       PTT Exploration and Production, PCL (Energy)(2).............       15,387        107,286
                       PTT Public Co., Ltd. (Energy)...............................      110,900        410,790
                       Sahavirya Steel Industries PCL (Materials)+.................       63,000         41,944
                       Shin Corp. PCL (Information Technology).....................      172,500        155,566
                       Siam Cement PCL (Foreign Registered) (Industrial &
                         Commercial)...............................................       45,900        271,144
                       Siam Cement PCL (Industrial & Commercial)...................       25,347        144,822
                       Siam City Cement PCL (Materials)(2).........................       14,900         75,754
                       Siam Commercial Bank PCL (Foreign Registered) (Finance).....       75,000         81,709
                       Siam Commercial Bank PCL (Finance)..........................       35,652         39,705
                       Tisco Finance PCL (Finance)(2)..............................       57,400         35,436
                       Univest Land PCL (Real Estate)+(2)..........................       22,500              0
                                                                                                   -------------
                                                                                                      2,567,670
                                                                                                   -------------
                       UNITED KINGDOM -- 19.4%
                       3i Group, PLC (Finance).....................................        4,613         47,967
                       Aegis Group, PLC (Information & Entertainment)..............       29,446         44,909
                       Alliance Unichem, PLC (Healthcare)..........................        1,908         22,932
                       AMEC, PLC (Industrial & Commercial).........................        7,308         36,232
                       Amvescap, PLC (Finance).....................................        5,193         26,762
                       ARM Holdings, PLC (Information Technology)..................       23,075         44,227
                       AstraZeneca, PLC (Healthcare)...............................       54,058      2,422,664
                       Astro All Asia Networks, PLC (Information &
                         Entertainment)+...........................................        6,300          7,593
                       Aviva, PLC (Finance)........................................       68,494        698,493
                       BAA, PLC (Industrial & Commercial)..........................        6,593         67,175
                       BAE Systems, PLC (Industrial & Commercial)..................       93,813        365,166
                       Barclays, PLC (Finance).....................................      160,221      1,342,143
                       Barratt Developments, PLC (Consumer Discretionary)..........        6,201         63,745
                       Berkeley Group, PLC (Consumer Discretionary)................          632         13,408
                       BG Group, PLC (Energy)......................................      104,086        649,668
                       BHP Billiton, PLC (Materials)...............................       73,932        674,515
                       BICC, PLC (Industrial & Commercial).........................        4,634         22,363
                       BOC Group, PLC (Materials)..................................       15,328        263,220
                       Boots Group, PLC (Consumer Discretionary)...................       25,000        310,944
                       BP, PLC (Energy)............................................      613,762      5,767,284

---------------------
    190

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       BPB, PLC (Materials)........................................       13,566   $     97,150
                       Brambles Industries, PLC (Industrial & Commercial)..........       38,141        147,769
                       British Airways, PLC (Information & Entertainment)+.........       16,803         70,607
                       British American Tobacco, PLC (Consumer Staples)............       46,381        706,103
                       British Land Co., PLC (Real Estate).........................        2,839         36,345
                       British Sky Broadcasting Group, PLC (Information &
                         Entertainment)............................................       45,654        502,570
                       BT Group, PLC (Information Technology)......................      266,543        916,170
                       Bunzl, PLC (Industrial & Commercial)........................       15,869        127,152
                       Cable & Wireless, PLC (Information Technology)..............       68,264        134,879
                       Cadbury Schweppes, PLC (Consumer Staples)...................       62,525        512,660
                       Capita Group, PLC (Industrial & Commercial).................       40,633        226,424
                       Carnival, PLC (Information & Entertainment).................        5,586        273,637
                       Centrica, PLC (Utilities)...................................       83,770        360,779
                       Cobham, PLC (Industrial & Commercial).......................        2,321         58,116
                       Compass Group, PLC (Consumer Staples).......................       70,213        408,837
                       Daily Mail & General Trust (Information & Entertainment)....       10,464        127,957
                       Davis Service Group, PLC (Industrial & Commercial)..........        3,043         20,780
                       De La Rue, PLC (Industrial & Commercial)....................       18,241        108,290
                       Diageo, PLC (Consumer Staples)..............................      102,634      1,273,734
                       Dixons Group, PLC (Consumer Discretionary)..................       71,798        209,850
                       Electrocomponents, PLC (Information Technology).............       18,594        110,978
                       EMAP, PLC (Information & Entertainment).....................        7,008         92,779
                       EMI Group, PLC (Information & Entertainment)................       27,010        110,424
                       Enterprise Inns, PLC (Information & Entertainment)..........        9,576         92,946
                       FKI, PLC (Industrial & Commercial)..........................        5,601         12,342
                       Friends Provident, PLC (Finance)............................       51,472        123,025
                       George Wimpey, PLC (Consumer Discretionary).................        8,587         57,897
                       GKN, PLC (Consumer Discretionary)...........................       30,146        126,264
                       GlaxoSmithKline, PLC (Healthcare)...........................      184,441      3,751,736
                       Grafton Group, PLC (Consumer Discretionary)+................        2,050         16,588
                       Group 4 Securicor, PLC (Industrial & Commercial)+...........       16,163         34,437
                       GUS, PLC (Consumer Discretionary)...........................       43,221        677,672
                       Hammerson, PLC (Real Estate)................................        2,031         25,594
                       Hanson, PLC (Industrial & Commercial).......................       22,856        159,100
                       Hays, PLC (Industrial & Commercial).........................      103,242        229,371
                       HBOS, PLC (Finance).........................................       93,791      1,216,936
                       Hilton Group, PLC (Information & Entertainment).............       54,560        259,072
                       HSBC Holdings, PLC (Finance)................................      345,440      5,079,685
                       IMI, PLC (Industrial & Commercial)..........................        8,480         55,863
                       Imperial Chemical Industries, PLC (Materials)...............       37,689        155,798
                       Imperial Tobacco Group, PLC (Consumer Staples)..............       19,744        430,019
                       Intercontinental Hotel Group, PLC (Real Estate).............       24,944        265,505
                       Invensys, PLC (Industrial & Commercial)+....................       39,966         11,645
                       ITV PLC (Information & Entertainment).......................      135,998        258,804
                       J Sainsbury, PLC (Consumer Staples).........................       49,378        242,559
                       Johnson Matthey, PLC (Materials)............................        7,782        128,393
                       Kesa Electricals, PLC (Consumer Discretionary)..............       12,254         62,706
                       Kidde, PLC (Industrial & Commercial)........................       14,082         30,516
                       Kingfisher, PLC (Consumer Discretionary)....................       48,424        250,438
                       Land Securities Group, PLC (Real Estate)....................        2,824         58,266
                       Legal & General Group, PLC (Finance)........................      196,095        346,386
                       Lloyds TSB Group, PLC (Finance).............................      137,529      1,032,468
                       Logica, PLC (Information Technology)........................       18,593         55,698
                       Man Group, PLC (Finance)....................................        1,691         40,278
                       Marks & Spencer Group, PLC (Consumer Discretionary).........       90,744        573,415
                       MFI Furniture Group, PLC (Consumer Discretionary)...........        5,150         12,379
                       Misys, PLC (Information Technology).........................       12,299         41,099
                       Mitchells & Butlers, PLC (Information & Entertainment)......       20,065         98,565
                       National Grid Group, PLC (Utilities)........................      110,610        876,708
                       Next, PLC (Consumer Discretionary)..........................        1,669         45,499

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Ocean Group, PLC (Information Technology)...................       12,604   $    166,176
                       Pearson, PLC (Information & Entertainment)..................       26,235        294,534
                       Peninsular & Oriental Steam Navigation Co. (Industrial &
                         Commercial)...............................................       26,788        108,906
                       Persimmon, PLC (Consumer Discretionary).....................        7,580         80,682
                       Pilkington, PLC (Materials).................................       16,354         28,590
                       Prudential, PLC (Finance)...................................       59,645        492,576
                       Rank Group, PLC (Information & Entertainment)...............       22,542        121,406
                       Reckitt & Benckiser, PLC (Consumer Staples).................       32,067        878,270
                       Reed International, PLC (Information & Entertainment).......       40,613        360,177
                       Rentokil Initial, PLC (Industrial & Commercial).............      114,060        294,947
                       Reuters Group, PLC (Information & Entertainment)............       49,689        294,532
                       Rexam, PLC (Materials)......................................       15,469        120,144
                       Rio Tinto, PLC (Materials)..................................       32,601        850,744
                       RMC Group, PLC (Materials)..................................        7,822         85,252
                       Rolls-Royce Group, PLC (Industrial & Commercial)............       97,720        429,311
                       Royal & Sun Alliance Insurance Group, PLC (Finance).........       87,235        122,719
                       Royal Bank of Scotland Group, PLC (Finance).................       69,381      1,953,312
                       SABMiller, PLC (Consumer Staples)...........................        4,599         58,709
                       Sage Group, PLC (Information Technology)....................       44,690        140,589
                       Scottish & Newcastle, PLC (Consumer Staples)................        5,078         36,897
                       Scottish and Southern Energy, PLC (Energy)..................       27,576        360,811
                       Scottish Power, PLC (Energy)................................       60,798        436,222
                       Serco Group, PLC (Industrial & Commercial)..................       24,848         90,951
                       Severn Trent Water, PLC (Utilities).........................       15,515        225,181
                       Shell Transport & Trading Co., PLC (Energy).................      273,555      1,985,156
                       Signet Group, PLC (Consumer Discretionary)..................       12,936         25,559
                       Slough Estates, PLC (Real Estate)...........................        2,808         22,857
                       Smith & Nephew, PLC (Healthcare)............................       18,747        189,473
                       Smiths Industries, PLC (Industrial & Commercial)............       14,941        198,621
                       Tate & Lyle, PLC (Consumer Staples).........................       17,691        105,669
                       Taylor Woodrow, PLC (Consumer Discretionary)................       12,967         58,798
                       Tesco, PLC (Consumer Staples)...............................      273,478      1,267,453
                       Tomkins, PLC (Industrial & Commercial)......................       17,485         80,319
                       Unilever, PLC (Consumer Staples)............................       90,483        799,978
                       United Business Media, PLC (Information & Entertainment)....       12,068        108,563
                       United Utilities, PLC (Utilities)...........................        2,516         23,619
                       Vodafone Group, PLC (Information Technology)................    1,961,229      4,259,008
                       Whitbread, PLC (Information & Entertainment)................       12,171        181,523
                       William Hill, PLC (Information & Entertainment).............       17,501        164,450
                       Wolseley, PLC (Industrial & Commercial).....................       22,569        351,398
                       WPP Group, PLC (Industrial & Commercial)....................       40,784        377,661
                       Yell Group, PLC (Information & Entertainment)...............       17,659        107,890
                       Yorkshire Water, PLC (Industrial & Commercial)..............       15,744        147,940
                                                                                                   -------------
                                                                                                     54,948,645
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $226,014,175)......................                 238,757,718
                                                                                                   -------------
                       PREFERRED STOCK -- 0.3%
                       -----------------------------------------------------------------------------------------
                       AUSTRALIA -- 0.1%
                       News Corp., Ltd. (Information & Entertainment)..............       35,424        285,192
                                                                                                   -------------
                       GERMANY -- 0.2%
                       Henkel KGAA (Consumer Staples)..............................          816         59,809
                       Porsche AG (Consumer Discretionary).........................          391        252,759
                       ProSieben SAT.1 Media AG (Information & Entertainment)......        2,817         48,536
                       RWE AG (Utilities)..........................................          137          5,690
                       Volkswagen AG (Consumer Discretionary)......................        3,801        105,707
                                                                                                   -------------
                                                                                                        472,501
                                                                                                   -------------

---------------------
    192

                                                                                                       VALUE
                       PREFERRED STOCK (CONTINUED)                                     SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       RUSSIA -- 0.0%
                       Surgutneftegaz-SP Sponsored Preferred ADR (Energy)+.........        5,000   $    200,000
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $704,940).......................                     957,693
                                                                                                   -------------
                       WARRANTS+ -- 0.0%
                       -----------------------------------------------------------------------------------------
                       RUSSIA -- 0.0%
                       OAO Gazprom ADR Exp 09/17/04 (Energy)(cost $87,482).........        2,775         81,862
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $226,806,597).............                 239,797,273
                                                                                                   -------------

                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 9.2%                                    AMOUNT
                       -----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.60%, dated 07/30/04, to be repurchased
                         08/02/04 in the amount of $25,899,295 and collateralized
                         by $26,485,000 of United States Treasury Bonds, bearing
                         interest at 5.25%, due 11/15/28 and having an approximate
                         value of $26,420,403 (cost $25,898,000)(3)................  $25,898,000     25,898,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $252,704,597)@                  94.3%                                265,695,273
                       Other assets less liabilities --         5.7                                  16,041,092
                                                              ------                               -------------
                       NET ASSETS --                          100.0%                               $281,736,365
                                                              ======                               =============

              -----------------------------
               +   Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt
              (1) Consists of more than one class of securities traded together as a unit.
              (2) Fair Valued security; see Note 2
              (3) The security or a portion thereof represents collateral for open futures contracts.

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                       UNREALIZED
                        NUMBER OF                                        EXPIRATION     VALUE AT      VALUE AS OF     APPRECIATION
                        CONTRACTS              DESCRIPTION                  DATE       TRADE DATE    JULY 31, 2004   (DEPRECIATION)
                       ------------------------------------------------------------------------------------------------------------
                       272   Long   CAC40 10 Euro Future.............  September 2004  $12,351,161    $11,992,113      $(359,048)
                        67   Long   DAX Index Future.................  September 2004    8,068,050      7,872,870       (195,180)
                        94   Long   DJ Euro Stoxx 50.................  September 2004    3,178,424      3,073,733       (104,691)
                        29   Long   FTSE 100 Index Future............  September 2004    2,378,299      2,325,616        (52,683)
                        33   Long   Hang Seng Index Future...........  August 2004       2,580,542      2,584,838          4,296
                         7   Long   IBEX 35 Index Future.............  August 2004         677,187        666,248        (10,939)
                         8   Long   MIB30 Index Future...............  September 2004    1,355,402      1,338,166        (17,236)
                       152   Long   OMX Index Future.................  August 2004       1,340,070      1,359,778         19,708
                        67   Long   Topix Index Future...............  September 2004    6,962,487      6,849,984       (112,502)
                                                                                                                       ----------
                                                                                                                       $(828,275)
                                                                                                                       ==========

                                                           ---------------------

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                              CONTRACT                                  DELIVERY   GROSS UNREALIZED
                             TO DELIVER            IN EXCHANGE FOR        DATE       APPRECIATION
                       ----------------------------------------------------------------------------
                       *EUR          9,815,520   USD       11,870,007   09/16/04      $ 76,719
                       *JPY        907,858,052   USD        8,274,694   09/16/04        93,085
                       *USD         15,157,566   GBP        8,393,932   09/16/04        63,239
                                                                                      ---------
                                                                                       233,043
                                                                                      ---------

                              CONTRACT                                    DELIVERY   GROSS UNREALIZED
                             TO DELIVER             IN EXCHANGE FOR         DATE       DEPRECIATION
                       ------------------------------------------------------------------------------
                       *USD         36,709,112   EUR         30,377,770   09/16/04       (210,405)
                       *USD         15,219,624   JPY      1,665,469,359   09/16/04       (210,428)
                       *GBP          7,101,932   USD         12,869,361   09/16/04         (8,639)
                        USD          1,326,738   SEK         10,085,200   09/16/04        (13,719)
                                                                                        ----------
                                                                                         (443,191)
                                                                                        ----------
                                Net Unrealized Appreciation (Depreciation)........      $(210,148)
                                                                                        ==========

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

              USD -- United States Dollar
              EUR -- Euro Dollar
              SEK -- Swedish Krona
              GBP -- Pound Sterling
              JPY  -- Japanese Yen

              See Notes to Financial Statements

---------------------
    194

---------------------

    SUNAMERICA SERIES TRUST
    EMERGING MARKETS PORTFOLIO
    Putnam Investment Management, LLC
                                              PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Banks........................................  14.2%
    Telecommunications...........................  13.4%
    Electronics..................................  11.6%
    Energy Services..............................  11.3%
    Metals & Minerals............................  10.2%
    Financial Services...........................   5.7%
    Insurance....................................   3.6%
    Automotive...................................   3.1%
    Chemicals....................................   3.0%
    Food, Beverage & Tobacco.....................   2.7%
    Drugs........................................   2.1%
    Computer & Business Equipment................   2.0%
    Broadcasting & Media.........................   1.9%
    Business Services............................   1.6%
    Retail.......................................   1.6%
    Computer Software............................   1.3%
    Energy Sources...............................   1.1%
    Gas & Pipeline Utilities.....................   1.1%
    Transportation...............................   1.0%
    Electrical Equipment.........................   0.8%
    Leisure & Tourism............................   0.8%
    Household Products...........................   0.7%
    Building Materials...........................   0.6%
    Forest Products..............................   0.6%
    Housing......................................   0.6%
    Electric Utilities...........................   0.5%
    Internet Software............................   0.5%
    Real Estate Companies........................   0.5%
    Medical Products.............................   0.4%
    Telephone....................................   0.4%
    Entertainment Products.......................   0.3%
    Machinery....................................   0.3%
    Multi-Industry...............................   0.3%
                                                   -----
                                                   99.8%
                                                   =====

    * Calculated as a percentage of net assets.

COUNTRY ALLOCATION*
South Korea......................................  18.6%
Taiwan...........................................  12.4%
Brazil...........................................  12.3%
Mexico...........................................   7.3%
South Africa.....................................   6.9%
Russia...........................................   6.0%
Hong Kong........................................   5.9%
India............................................   4.8%
United Kingdom...................................   4.1%
Malaysia.........................................   3.8%
Thailand.........................................   3.5%
Israel...........................................   3.1%
Turkey...........................................   3.1%
Indonesia........................................   1.7%
China............................................   1.4%
Korea............................................   1.0%
Poland...........................................   0.8%
Sweden...........................................   0.8%
Canada...........................................   0.6%
Hungary..........................................   0.6%
Chile............................................   0.4%
Czech Republic...................................   0.4%
Netherlands......................................   0.3%
                                                   -----
                                                   99.8%
                                                   =====

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EMERGING MARKETS PORTFOLIO
    Putnam Investment Management, LLC
                                          INVESTMENT PORTFOLIO --  JULY 31, 2004
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 92.8%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       BRAZIL -- 6.5%
                       Companhia Energetica de Minas Gerais Sponsored ADR
                         (Energy)..................................................      26,729   $   490,744
                       Companhia Siderurgica Nacional SA (Materials)...............      34,328       497,149
                       Companhia Vale do Rio Doce ADR (Materials)..................       9,052       487,903
                       Companhia Vale do Rio Doce Sponsored ADR (Materials)........      16,775       739,778
                       Gerdau SA Sponsored ADR (Materials).........................      42,520       604,634
                       Gol Linhas Aereas Inteligentes SA ADR (Industrial &
                         Commercial)+..............................................      18,700       317,900
                       Petroleo Brasileiro SA ADR (Energy).........................      47,851     1,353,226
                       Tele Norte Leste Participacoes SA ADR (Information
                         Technology)...............................................      83,236     1,087,062
                       Tractebel Energia SA (Utilities)............................         496            15
                       Uniao de Bancos Brasileiros SA GDR (Finance)................      47,587     1,033,114
                                                                                                  ------------
                                                                                                    6,611,525
                                                                                                  ------------
                       CANADA -- 0.6%
                       Petrokazakhstan, Inc., Class A (Energy)+....................      19,500       617,175
                                                                                                  ------------
                       CHILE -- 0.4%
                       Compania de Telecomunicaciones de Chile SA Sponsored ADR
                         (Utilities)...............................................      35,200       401,280
                                                                                                  ------------
                       CHINA -- 1.4%
                       Beijing Datang Power Generation Co., Ltd., Class H
                         (Energy)..................................................     660,000       516,157
                       China Life Insurance Co., Ltd., Class H (Finance)+..........   1,079,000       594,837
                       Guangshen Railway Co., Ltd., Class H (Industrial &
                         Commercial)...............................................     472,000       136,155
                       Tom Online, Inc. ADR (Information & Entertainment)+.........      15,100       202,944
                                                                                                  ------------
                                                                                                    1,450,093
                                                                                                  ------------
                       CZECH REPUBLIC -- 0.4%
                       Komercni Banka AS (Finance).................................       3,623       371,631
                                                                                                  ------------
                       HONG KONG -- 5.9%
                       China Merchants Holdings International Co., Ltd.
                         (Finance).................................................     240,000       336,925
                       China Mobile (Hong Kong), Ltd. (Information Technology).....     527,500     1,531,789
                       China Shipping Development Co., Ltd., Class H (Industrial &
                         Commercial)...............................................     350,000       228,848
                       China Telecom Corp., Class H (Information Technology).......   3,728,000     1,230,726
                       Clear Media, Ltd. (Information & Entertainment)+............     291,000       201,463
                       CNOOC, Ltd. (Utilities).....................................   1,533,500       737,264
                       Cosco Pacific, Ltd. (Industrial & Commercial)...............     294,000       418,387
                       Denway Motors, Ltd. (Consumer Discretionary)................     576,000       216,001
                       PetroChina Co., Ltd. (Energy)...............................   1,444,000       717,377
                       Yanzhou Coal Mining, Ltd. (Energy)..........................     304,000       368,310
                                                                                                  ------------
                                                                                                    5,987,090
                                                                                                  ------------
                       HUNGARY -- 0.6%
                       MOL Magyar Olaj-es Gazipari Rt. (Energy)....................       8,171       336,868
                       OTP Bank Rt. GDR (Finance)..................................       1,555        64,066
                       OTP Bank, Ltd. ADR (Finance)+*..............................       6,280       258,736
                                                                                                  ------------
                                                                                                      659,670
                                                                                                  ------------

---------------------
    196

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INDIA -- 4.8%
                       HDFC Bank, Ltd. (Finance)...................................      65,802   $   531,923
                       Hindalco Industries, Ltd. (Materials).......................      13,919       330,571
                       Housing Development Finance Corp., Ltd. (Finance)...........      75,200       932,681
                       Infosys Technologies, Ltd. (Information Technology).........      11,904       398,918
                       ITC, Ltd. (Consumer Staples)................................       7,900       176,282
                       Ranbaxy Laboratories, Ltd. (Healthcare).....................      21,089       428,102
                       Reliance Industries, Ltd. (Materials).......................     118,750     1,252,170
                       Satyam Computer Services, Ltd. (Information Technology).....      65,748       480,720
                       Tata Engineering & Locomotive Co., Ltd. (Consumer
                         Discretionary)............................................      36,054       329,086
                                                                                                  ------------
                                                                                                    4,860,453
                                                                                                  ------------
                       INDONESIA -- 1.7%
                       PT Bank Central Asia Tbk (Finance)..........................   1,768,000       362,572
                       PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples).........     677,000       403,549
                       PT Telekomunikasi Indonesia Tbk (Information Technology)+...     749,000       634,885
                       PT Unilever Indonesia Tbk (Consumer Staples)................     716,000       295,625
                                                                                                  ------------
                                                                                                    1,696,631
                                                                                                  ------------
                       ISRAEL -- 3.1%
                       Bank Hapoalim, Ltd. (Finance)...............................     264,606       722,053
                       Check Point Software Technologies, Ltd. (Information
                         Technology)+..............................................      23,407       465,565
                       M-Systems Flash Disk Pioneers, Ltd. (Information
                         Technology)+..............................................      15,585       216,616
                       Teva Pharmaceutical Industries, Ltd. ADR (Healthcare).......      58,720     1,738,112
                                                                                                  ------------
                                                                                                    3,142,346
                                                                                                  ------------
                       KOREA -- 1.0%
                       Amorepacific Corp. (Consumer Staples).......................       2,650       470,910
                       Daegu Bank (Finance)........................................      59,960       317,601
                       KT&G Corp. (Consumer Staples)...............................       6,950       166,847
                       Sanghwa Micro Technology, Inc. (Information Technology).....      12,508        93,717
                                                                                                  ------------
                                                                                                    1,049,075
                                                                                                  ------------
                       MALAYSIA -- 3.8%
                       Gamuda BHD (Industrial & Commercial)........................     207,000       288,710
                       IOI Corp. BHD (Materials)...................................     186,000       389,132
                       Malayan Banking BHD (Finance)...............................     237,200       667,905
                       Malaysia International Shipping Corp. BHD (Industrial &
                         Commercial)...............................................      78,000       248,368
                       Public Bank BHD (Finance)...................................     383,765       641,291
                       Resorts World BHD (Information & Entertainment).............     176,000       419,158
                       Tanjong, PLC (Information & Entertainment)..................      88,000       301,053
                       Telekom Malaysia BHD (Information Technology)...............     178,000       482,474
                       YTL Corp. BHD (Finance).....................................     372,000       428,779
                                                                                                  ------------
                                                                                                    3,866,870
                                                                                                  ------------
                       MEXICO -- 7.3%
                       America Movil SA de CV, Series L ADR (Information
                         Technology)...............................................      67,043     2,395,447
                       Cemex SA de CV Sponsored ADR (Materials)....................      28,588       805,610
                       Desarrolladora Homex SA de CV ADR (Real Estate)+............      21,700       386,043
                       Grupo Televisa SA Sponsored ADR (Information &
                         Entertainment)............................................      15,205       714,635
                       Telefonos de Mexico SA de CV ADR (Information Technology)...      49,732     1,535,724
                       Urbi Desarrollo Urbanos SA de CV (Consumer
                         Discretionary)+...........................................     161,975       559,048
                       Wal-Mart de Mexico SA de CV, Series V (Consumer
                         Discretionary)............................................     354,082     1,079,414
                                                                                                  ------------
                                                                                                    7,475,921
                                                                                                  ------------
                       NETHERLANDS -- 0.3%
                       Zentiva NV (Healthcare)+....................................      16,900       335,345
                                                                                                  ------------

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       POLAND -- 0.8%
                       Polski Koncern Naftowy Orlen SA (Energy)....................      56,243   $   460,249
                       Telekomunikacja Polska SA GDR (Information Technology)+*....      95,067       379,317
                                                                                                  ------------
                                                                                                      839,566
                                                                                                  ------------
                       RUSSIA -- 6.0%
                       LUKOIL Sponsored ADR (Energy)...............................      23,771     2,591,039
                       MMC Norilsk Nickel ADR (Materials)..........................       6,230       318,976
                       OAO Gazprom Sponsored ADR (Utilities).......................      11,517       339,751
                       RAO Unified Energy Systems Sponsored ADR (Energy)...........      10,602       254,448
                       Sberbank RF GDR (Finance)+..................................      29,810     1,109,260
                       Surgutneftegaz-SP Sponsored ADR (Energy)....................      16,900       568,685
                       Vimpel-Communications Sponsored ADR (Information
                         Technology)+..............................................       3,600       314,820
                       Wimm-Bill-Dann Foods ADR (Consumer Staples)+................      21,900       286,890
                       YUKOS Corp. ADR (Energy)....................................      18,453       290,635
                                                                                                  ------------
                                                                                                    6,074,504
                                                                                                  ------------
                       SOUTH AFRICA -- 6.9%
                       African Bank Investments, Ltd. (Finance)....................     338,159       626,120
                       Anglo American Platinum Corp., Ltd. (Materials).............      15,788       604,808
                       Impala Platinum Holdings, Ltd. (Materials)..................      12,624       999,240
                       MTN Group, Ltd. (Information Technology)....................     191,507       822,273
                       Sanlam, Ltd. (Finance)......................................     738,387     1,031,267
                       Sappi, Ltd. (Materials).....................................      42,516       604,385
                       Sasol, Ltd. (Energy)........................................      75,287     1,246,772
                       Standard Bank Group, Ltd. (Finance).........................     124,771       854,378
                       Telkom South Africa, Ltd. (Information Technology)..........      20,783       266,215
                                                                                                  ------------
                                                                                                    7,055,458
                                                                                                  ------------
                       SOUTH KOREA -- 17.7%
                       Cheil Communications, Inc. (Industrial & Commercial)........       1,870       238,044
                       Daelim Industrial Co. (Industrial & Commercial).............      13,640       382,223
                       Daewoo Shipbuilding & Marine Engineering Co., Ltd.
                         (Industrial & Commercial).................................      29,370       345,013
                       Hyundai Mobis (Consumer Discretionary)......................      13,450       565,348
                       Hyundai Motor Co., Ltd. (Consumer Discretionary)............      30,650     1,136,446
                       Kookmin Bank (Finance)+.....................................      59,962     1,646,970
                       Korea Electric Power Corp. (Utilities)......................      30,610       513,871
                       KT & G Corp. GDR (Consumer Staples)+*.......................      23,480       278,942
                       KT Corp. Sponsored ADR (Information Technology).............      29,950       532,810
                       LG Electronics, Inc. (Industrial & Commercial)..............      18,960       788,853
                       NCSoft Corp. (Information Technology)+......................       6,130       447,770
                       POSCO (Materials)...........................................       3,230       440,141
                       POSCO ADR (Materials).......................................      24,352       883,491
                       Samsung Electronics Co., Ltd. (Information Technology)......      18,156     6,468,220
                       Samsung Fire & Marine Insurance Co. (Finance)...............       4,970       277,692
                       Samsung SDI Co., Ltd. (Information Technology)..............       7,530       704,430
                       Samsung Securities Co., Ltd. (Finance)......................      17,600       275,164
                       Shinhan Financial Group Co., Ltd. (Finance).................      56,830       827,810
                       Shinsegae Co., Ltd. (Consumer Discretionary)................       1,030       239,791
                       SK Telecom Co., Ltd. ADR (Information Technology)...........      60,123     1,061,772
                                                                                                  ------------
                                                                                                   18,054,801
                                                                                                  ------------
                       SWEDEN -- 0.8%
                       Vostok Nafta Investment, Ltd. (Finance)+....................      62,500       793,933
                                                                                                  ------------
                       TAIWAN -- 12.1%
                       Acer, Inc. (Information Technology).........................     315,150       404,252
                       ASE Test, Ltd. (Information Technology)+....................      36,803       243,268
                       AU Optronics Corp. (Information Technology).................     173,000       201,553

---------------------
    198

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       TAIWAN (continued)
                       AU Optronics Corp. ADR (Information Technology).............         340   $     3,995
                       Benq Corp. (Information Technology).........................     287,100       309,146
                       Cathay Financial Holding Co., Ltd. (Finance)................   1,059,000     1,744,749
                       China Steel Corp. (Materials)...............................     225,630       194,497
                       Chinatrust Financial Holding Co., Ltd. (Finance)............     305,014       311,385
                       Compal Electronics, Inc. (Information Technology)...........      48,000        47,873
                       DBTEL, Inc. (Information Technology)+.......................      34,000        17,705
                       Formosa Chemicals & Fibre Corp. (Materials).................     266,880       391,016
                       Formosa Plastic Corp. (Materials)...........................     252,288       350,338
                       Fubon Financial Holding Co., Ltd. (Finance).................     591,034       486,877
                       Hon Hai Precision Industry Co., Ltd. (Information
                         Technology)...............................................     198,289       714,634
                       MediaTek, Inc. (Information Technology).....................         354         2,041
                       Nan Ya Plastic Corp. (Materials)............................     487,098       650,610
                       Novatek Microelectronics Corp., Ltd. (Information
                         Technology)...............................................     171,000       450,265
                       Premier Image Technology Corp. (Industrial & Commercial)....     347,000       311,371
                       President Chain Store Corp. (Consumer Discretionary)........     187,000       319,094
                       Siliconware Precision Industries Co. (Information
                         Technology)...............................................     519,000       343,557
                       Taishin Financial Holdings Co., Ltd. (Finance)+.............   1,134,000       867,432
                       Taiwan Semiconductor Manufacturing Co., Ltd. (Information
                         Technology)...............................................   1,310,180     1,653,625
                       Tong Yang Industry Co., Ltd. (Consumer Discretionary).......     240,960       379,269
                       United Microelectronics Corp. (Information Technology)+.....   1,263,709       806,781
                       Wan Hai Lines, Ltd. (Industrial & Commercial)...............     369,348       309,692
                       Yuanta Core Pacific Securities Co. (Finance)................     894,000       533,928
                       Zyxel Communications Corp. (Information Technology).........     169,650       326,922
                                                                                                  ------------
                                                                                                   12,375,875
                                                                                                  ------------
                       THAILAND -- 3.5%
                       Advanced Info Service, PCL (Information Technology).........     138,000       300,690
                       Bangkok Bank, PCL (Finance)+................................     433,000       995,884
                       Land and Houses PCL (Real Estate)+..........................     795,900       173,420
                       PTT PCL (Energy)............................................     202,900       727,011
                       Siam Cement PCL (Industrial & Commercial)+..................     109,800       627,353
                       Thai Airways International PCL (Information &
                         Entertainment)............................................     309,100       392,876
                       Thai Farmers Bank PCL (Finance)+............................     307,000       353,044
                                                                                                  ------------
                                                                                                    3,570,278
                                                                                                  ------------
                       TURKEY -- 3.1%
                       Akbank TAS (Finance)........................................  193,480,924      797,656
                       Anadolu Efes Biracilik ve Malt Sanayii AS (Consumer
                         Staples)..................................................  22,380,840       308,070
                       Dogan Yayin Holdings AS (Information & Entertainment)+......  245,176,633      835,355
                       Ford Otomotiv Sanayi AS (Consumer Discretionary)............  76,174,803       576,177
                       Hurriyet Gazetecilik ve Matbaacilik AS (Information &
                         Entertainment)............................................           1             0
                       Turkiye Garanti Bankasi AS (Finance)+.......................  190,573,230      590,874
                                                                                                  ------------
                                                                                                    3,108,132
                                                                                                  ------------
                       UNITED KINGDOM -- 4.1%
                       Anglo American, PLC (Materials).............................     167,269     3,557,787
                       Old Mutual, PLC (Finance)...................................     316,583       602,457
                                                                                                  ------------
                                                                                                    4,160,244
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $84,592,401).......................                94,557,896
                                                                                                  ------------

                       PREFERRED STOCK -- 6.7%
                       ---------------------------------------------------------------------------------------
                       BRAZIL -- 5.8%
                       Banco Itau Holding Financeira SA (Finance)..................   8,060,000       748,260
                       Banco Itau SA ADR (Finance).................................      19,915       920,870
                       Brasil Telecom Participacoes SA ADR (Information
                         Technology)...............................................      23,791       713,730
                       Centrais Geradoras do Sul do Brasil SA, Class B
                         (Utilities)...............................................         504            10

                                                           ---------------------

                                                                                                     VALUE
                       PREFERRED STOCK (CONTINUED)                                     SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       BRAZIL (continued)
                       Companhia de Bebidas das Americas Preferred ADR (Consumer
                         Staples)..................................................      51,454   $ 1,057,894
                       Companhia Energetica de Minas Gerais (Energy)...............         611            11
                       Companhia Paulista de Forca e Luz, Class A (Utilities)......          68             2
                       Companhia Paulista de Forca e Luz, Class C (Utilities)......          40             1
                       CPFL Geracao de Energia SA (Utilities)......................         116             0
                       Petroleo Brasileiro SA ADR (Energy).........................      81,625     2,093,681
                       Telemar Norte Leste SA, Class A (Information Technology)....  21,520,000       385,199
                                                                                                  ------------
                                                                                                    5,919,658
                                                                                                  ------------
                       SOUTH KOREA -- 0.9%
                       Samsung Electronics Co., Ltd. (Information Technology)......       3,390       834,105
                                                                                                  ------------
                       TOTAL PREFERRED STOCK (cost $5,513,495).....................                 6,753,763
                                                                                                  ------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                               (DENOMINATED IN
                       BONDS & NOTES -- 0.0%                                   LOCAL CURRENCY)
                       ---------------------------------------------------------------------------------------
                       INDIA -- 0.0%
                       Hindustan Lever, Ltd. 9.00% due 01/01/05 (Consumer
                         Staples) (cost $6,177)..............................   $    233,892            5,124
                                                                                                 -------------

                       RIGHTS -- 0.0%                                              SHARES
                       ---------------------------------------------------------------------------------------
                       THAILAND -- 0.0%
                       True Corp., PCL (Utilities)+(1) (cost $0).............        124,768                0
                                                                                                 -------------

                       EXCHANGE TRADED FUNDS -- 0.3%
                       ---------------------------------------------------------------------------------------
                       TAIWAN -- 0.3%
                       Polaris Taiwan Top 50 Tracker Fund (Finance)+ (cost
                         $310,705).................................................     252,000       310,718
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $90,422,778)@                             99.8%                    101,627,501
                       Other assets less liabilities--                    0.2                         252,888
                                                                        ------                   -------------
                       NET ASSETS--                                     100.0%                   $101,880,389
                                                                        ======                   =============

              -----------------------------
              +  Non-income producing security
              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004 the aggregate value of these securities was $916,995 representing 0.90% of net assets.
              @ See Note 3 for cost of investments on a tax basis.
              (1) Fair valued security; See Note 2
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              See Notes to Financial Statements

---------------------
    200

---------------------

    SUNAMERICA SERIES TRUST
    FOREIGN VALUE PORTFOLIO
    Templeton Investment Counsel, LLC         PORTFOLIO PROFILE -- JULY 31, 2004
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Telecommunications..........................   10.4%
    Energy Services.............................    9.2%
    Insurance...................................    8.5%
    Banks.......................................    7.9%
    U.S. Government Treasuries..................    7.7%
    Electronics.................................    5.9%
    Business Services...........................    5.8%
    Automotive..................................    4.3%
    Drugs.......................................    4.0%
    Chemicals...................................    3.8%
    Food, Beverage & Tobacco....................    3.7%
    Forest Products.............................    3.5%
    Broadcasting & Media........................    3.3%
    Transportation..............................    3.2%
    Metals & Minerals...........................    3.0%
    Aerospace & Military Technology.............    2.7%
    Entertainment Products......................    2.1%
    Machinery...................................    2.0%
    Electric Utilities..........................    1.9%
    Energy Sources..............................    1.2%
    Leisure & Tourism...........................    1.0%
    Internet Software...........................    1.0%
    Real Estate Companies.......................    1.0%
    Gas & Pipeline Utilities....................    0.9%
    Retail......................................    0.8%
    Foreign Government..........................    0.7%
    Multi-Industry..............................    0.6%
    Financial Services..........................    0.1%
                                                  ------
                                                  100.2%
                                                  ======

    * Calculated as a percentage of net assets.

COUNTRY ALLOCATION*
United Kingdom..................................   19.4%
United States...................................    9.4%
Japan...........................................    7.9%
Netherlands.....................................    7.5%
Germany.........................................    7.0%
France..........................................    6.6%
Australia.......................................    5.4%
Sweden..........................................    4.6%
Spain...........................................    3.8%
Canada..........................................    3.7%
Switzerland.....................................    3.6%
Finland.........................................    3.1%
South Korea.....................................    2.9%
Korea...........................................    2.8%
Hong Kong.......................................    2.7%
Italy...........................................    2.6%
Denmark.........................................    1.6%
Singapore.......................................    1.2%
Mexico..........................................    1.2%
Israel..........................................    1.0%
Taiwan..........................................    0.9%
Portugal........................................    0.9%
New Zealand.....................................    0.2%
Brazil..........................................    0.2%
                                                  ------
                                                  100.2%
                                                  ======

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FOREIGN VALUE PORTFOLIO
    Templeton Investment Counsel, LLC      INVESTMENT PORTFOLIO -- JULY 31, 2004
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 92.5%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       AUSTRALIA -- 5.4%
                       Alumina, Ltd. (Materials)...................................     249,130   $    907,546
                       AMP, Ltd. (Finance).........................................     350,487      1,542,463
                       Australia & New Zealand Banking Group, Ltd. (Finance).......      84,031      1,065,203
                       Brambles Industries, Ltd. (Industrial & Commercial).........     412,883      1,727,224
                       Iluka Resources, Ltd. (Materials)...........................     127,820        403,726
                       Mayne Nickless, Ltd. (Industrial & Commercial)..............     461,410      1,152,955
                       National Australia Bank, Ltd. (Finance).....................      93,910      1,757,965
                       WMC Resources, Ltd. (Materials).............................      24,930         90,992
                                                                                                  -------------
                                                                                                     8,648,074
                                                                                                  -------------
                       BRAZIL -- 0.2%
                       Empresa Brasileira de Aeronautica SA ADR (Industrial &
                         Commercial)...............................................      12,200        348,920
                                                                                                  -------------
                       CANADA -- 3.7%
                       Alcan, Inc. (Materials).....................................      34,090      1,348,215
                       BCE, Inc. (Information Technology)..........................      88,400      1,860,423
                       Celestica, Inc. (Information Technology)+...................      94,300      1,607,249
                       Husky Energy, Inc. (Energy).................................      47,690      1,034,868
                                                                                                  -------------
                                                                                                     5,850,755
                                                                                                  -------------
                       DENMARK -- 1.6%
                       ISS A/S (Industrial & Commercial)...........................      26,670      1,311,042
                       Vestas Wind Systems A/S (Consumer Staples)+.................      93,903      1,199,573
                                                                                                  -------------
                                                                                                     2,510,615
                                                                                                  -------------
                       FINLAND -- 3.1%
                       Metsa-Serla Oyj, Class B (Materials)........................      52,070        447,635
                       Stora Enso Oyj (Materials)..................................     160,160      2,222,300
                       UPM-Kymmene Oyj (Materials).................................     117,184      2,274,063
                                                                                                  -------------
                                                                                                     4,943,998
                                                                                                  -------------
                       FRANCE -- 6.6%
                       Aventis SA (Healthcare).....................................      29,300      2,272,260
                       AXA (Finance)...............................................      95,663      1,963,397
                       Michelin SA, Class B (Consumer Discretionary)...............      36,760      2,041,964
                       Suez SA (Utilities).........................................      73,200      1,445,157
                       Total SA (Energy)...........................................       8,820      1,710,542
                       Valeo SA (Consumer Discretionary)...........................      29,740      1,206,471
                                                                                                  -------------
                                                                                                    10,639,791
                                                                                                  -------------
                       GERMANY -- 7.0%
                       BASF AG (Materials).........................................      42,509      2,263,180
                       Bayer AG (Materials)........................................      64,020      1,707,292
                       Deutsche Post AG (Industrial & Commercial)..................     131,384      2,633,351
                       E.ON AG (Energy)............................................      37,820      2,688,810

---------------------
    202

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       GERMANY (continued)
                       Gehe AG (Healthcare)........................................       4,200   $    267,643
                       Muenchener Rueckversicherungs-Gesellschaft AG (Finance).....       6,262        600,673
                       Volkswagen AG (Consumer Discretionary)......................      24,030        974,543
                                                                                                  -------------
                                                                                                    11,135,492
                                                                                                  -------------
                       HONG KONG -- 2.7%
                       Cheung Kong Holdings, Ltd. (Real Estate)....................     222,000      1,636,549
                       CLP Holdings, Ltd. (Energy).................................      88,500        494,695
                       Hutchison Whampoa, Ltd. (Industrial & Commercial)...........     151,000      1,016,353
                       Swire Pacific Ltd., Class A (Industrial & Commercial).......     165,500      1,103,340
                                                                                                  -------------
                                                                                                     4,250,937
                                                                                                  -------------
                       ISRAEL -- 1.0%
                       Check Point Software Technologies, Ltd. (Information
                         Technology)+..............................................      81,320      1,617,455
                                                                                                  -------------
                       ITALY -- 2.6%
                       Eni SpA (Energy)............................................     137,990      2,837,098
                       Riunione Adriatica di Sicurta SpA (Finance).................      71,245      1,283,208
                                                                                                  -------------
                                                                                                     4,120,306
                                                                                                  -------------
                       JAPAN -- 7.9%
                       Denso Corp. (Consumer Discretionary)........................      52,200      1,281,586
                       East Japan Railway Co. (Industrial & Commercial)............         257      1,402,932
                       Hitachi, Ltd. (Information Technology)......................     224,000      1,369,846
                       NEC Corp. (Information Technology)..........................     178,000      1,112,550
                       Nintendo Co., Ltd. (Information & Entertainment)............      15,700      1,750,798
                       Nippon Telegraph & Telephone Corp. (Information
                         Technology)...............................................         450      2,246,054
                       Ono Pharmaceutical Co., Ltd. (Healthcare)...................       6,500        308,063
                       Sompo Japan Insurance, Inc. (Finance).......................     158,000      1,561,599
                       Sony Corp. (Information & Entertainment)....................      47,500      1,670,264
                                                                                                  -------------
                                                                                                    12,703,692
                                                                                                  -------------
                       KOREA -- 2.8%
                       Korea Electric Power Corp. ADR (Utilities)..................     156,270      1,448,623
                       Samsung Electronics Co., Ltd. GDR (Information
                         Technology)+*.............................................      16,543      2,961,197
                                                                                                  -------------
                                                                                                     4,409,820
                                                                                                  -------------
                       MEXICO -- 1.2%
                       Telefonos de Mexico SA de CV ADR (Information Technology)...      59,850      1,848,168
                                                                                                  -------------
                       NETHERLANDS -- 7.5%
                       Akzo Nobel NV (Materials)...................................      41,654      1,373,267
                       IHC Caland NV (Industrial & Commercial).....................      23,830      1,011,415
                       ING Groep NV (Finance)......................................     100,880      2,338,529
                       Koninklijke Philips Electronics NV (Information
                         Technology)...............................................     100,843      2,441,945
                       Reed Elsevier NV (Information & Entertainment)..............     102,340      1,306,774
                       Unilever NV (Consumer Staples)..............................      33,080      2,034,426
                       Wolters Kluwer NV (Information & Entertainment).............      90,170      1,515,654
                                                                                                  -------------
                                                                                                    12,022,010
                                                                                                  -------------
                       NEW ZEALAND -- 0.2%
                       Telecommunications Corp. of New Zealand, Ltd. ADR
                         (Information Technology)..................................      96,445        375,218
                                                                                                  -------------
                       PORTUGAL -- 0.9%
                       Portugal Telecom SGPS SA (Information Technology)...........     133,460      1,367,166
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       SINGAPORE -- 1.2%
                       DBS Group Holdings, Ltd. (Finance)..........................     222,300   $  2,005,092
                                                                                                  -------------
                       SOUTH KOREA -- 2.9%
                       Kookmin Bank Sponsored ADR (Finance)+.......................      20,500        565,390
                       KT Corp. Sponsored ADR (Information Technology).............      85,380      1,518,910
                       POSCO ADR (Materials).......................................      26,730        969,764
                       SK Telecom Co., Ltd. ADR (Information Technology)...........      92,940      1,641,321
                                                                                                  -------------
                                                                                                     4,695,385
                                                                                                  -------------
                       SPAIN -- 3.8%
                       Banco Popular Espanol SA (Finance)..........................      11,190        601,945
                       Endesa SA (Energy)..........................................      25,320        460,306
                       Iberdrola SA (Energy).......................................      67,680      1,383,375
                       Repsol YPF SA Sponsored ADR (Energy)........................      93,340      1,988,142
                       Telefonica SA (Information Technology)......................     113,311      1,649,859
                                                                                                  -------------
                                                                                                     6,083,627
                                                                                                  -------------
                       SWEDEN -- 4.6%
                       Ainax AB (Finance)+.........................................       2,488         81,687
                       Atlas Copco AB, Class A (Industrial & Commercial)...........      44,320      1,587,930
                       Holmen AB, Class B (Materials)..............................      22,570        646,924
                       Nordea AB (Finance).........................................     314,291      2,157,738
                       Securitas AB, Class B (Industrial & Commercial).............     135,510      1,527,167
                       Volvo AB, Class B (Consumer Discretionary)..................      38,574      1,382,058
                                                                                                  -------------
                                                                                                     7,383,504
                                                                                                  -------------
                       SWITZERLAND -- 3.6%
                       Lonza Group AG (Materials)..................................      18,210        804,010
                       Nestle SA (Consumer Staples)................................       7,291      1,861,459
                       Swiss Reinsurance (Finance).................................      26,314      1,535,737
                       UBS AG (Finance)............................................      23,040      1,539,837
                                                                                                  -------------
                                                                                                     5,741,043
                                                                                                  -------------
                       TAIWAN -- 0.9%
                       Chunghwa Telecom Co., Ltd. ADR (Information Technology).....      89,600      1,440,768
                                                                                                  -------------
                       UNITED KINGDOM -- 19.4%
                       BAE Systems, PLC (Industrial & Commercial)..................     523,680      2,038,421
                       BHP Billiton, PLC (Materials)...............................     109,860      1,002,303
                       Boots Group, PLC (Consumer Discretionary)...................      94,940      1,180,841
                       BP, PLC (Energy)............................................     199,480      1,874,436
                       British Airways, PLC (Information & Entertainment)+.........     391,720      1,646,035
                       Cable & Wireless, PLC (Information Technology)..............     424,650        839,040
                       Cadbury Schweppes, PLC (Consumer Staples)...................     239,720      1,965,530
                       GlaxoSmithKline, PLC (Healthcare)...........................      93,010      1,891,927
                       HSBC Holdings, PLC (Finance)................................     113,345      1,671,123
                       Invensys, PLC (Industrial & Commercial)+....................      71,210         20,748
                       Kidde, PLC (Industrial & Commercial)........................     373,423        809,226
                       Lloyds TSB Group, PLC (Finance).............................     179,760      1,349,508
                       National Grid Group, PLC (Utilities)........................     197,590      1,566,121
                       Pearson, PLC (Information & Entertainment)..................     139,860      1,570,176
                       Rentokil Initial, PLC (Industrial & Commercial).............     625,760      1,618,146
                       Rolls-Royce Group, PLC (Industrial & Commercial)............     450,120      1,977,504
                       Shell Transport & Trading Co. PLC Sponsored ADR (Energy)....      50,010      2,190,438
                       Shire Pharmaceuticals Group, PLC (Healthcare)+..............     184,220      1,615,306
                       Smiths Industries, PLC (Industrial & Commercial)............     118,970      1,581,547
                       Vodafone Group, PLC (Information Technology)................     849,880      1,845,600

---------------------
    204

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Yell Group, PLC (Information & Entertainment)...............     133,190   $    813,740
                                                                                                  -------------
                                                                                                    31,067,716
                                                                                                  -------------
                       UNITED STATES -- 1.7%
                       ACE, Ltd. (Finance).........................................      34,690      1,408,067
                       XL Capital, Ltd., Class A (Finance).........................      19,690      1,391,689
                                                                                                  -------------
                                                                                                     2,799,756
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $138,126,203).............                148,009,308
                                                                                                  -------------

                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 7.7%                                   AMOUNT
                       ----------------------------------------------------------------------------------------
                       U.S. TREASURY BILLS -- 7.7%
                       United States Treasury Bills 0.97% due 08/12/04.............  $  305,000        304,911
                       United States Treasury Bills 0.99% due 08/05/04.............     310,000        309,966
                       United States Treasury Bills 1.05% due 08/26/04.............     495,000        494,644
                       United States Treasury Bills 1.18% due 09/30/04.............     533,000        531,778
                       United States Treasury Bills 1.19% due 09/30/04.............     960,000        957,802
                       United States Treasury Bills 1.21% due 09/02/04.............      95,000         94,900
                       United States Treasury Bills 1.24% due 09/16/04.............     376,000        375,414
                       United States Treasury Bills 1.24% due 09/30/04.............     815,000        813,135
                       United States Treasury Bills 1.26% due 09/30/04.............     400,000        399,084
                       United States Treasury Bills 1.27% due 09/23/04.............   1,050,000      1,048,052
                       United States Treasury Bills 1.27% due 10/07/04.............     415,000        413,935
                       United States Treasury Bills 1.28% due 09/23/04.............     961,000        959,217
                       United States Treasury Bills 1.29% due 09/23/04.............     380,000        379,295
                       United States Treasury Bills 1.30% due 10/07/04.............     475,000        473,780
                       United States Treasury Bills 1.30% due 10/07/04.............     550,000        548,588
                       United States Treasury Bills 1.32% due 10/14/04.............     980,000        977,144
                       United States Treasury Bills 1.32% due 10/14/04.............     730,000        727,874
                       United States Treasury Bills 1.34% due 10/14/04.............     420,000        418,778
                       United States Treasury Bills 1.35% due 10/21/04.............     540,000        538,232
                       United States Treasury Bills 1.38% due 10/21/04.............     345,000        343,870
                       United States Treasury Bills 1.39% due 10/28/04.............     300,000        298,920
                       United States Treasury Bills 1.41% due 10/21/04.............     915,000        912,005
                                                                                                  -------------
                       TOTAL SHORT-TERM SECURITIES (cost $12,323,330)..............                 12,321,324
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $150,449,533)@                           100.2%                    160,330,632
                       Liabilities in excess of other assets --          (0.2)                       (315,029)
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $160,015,603
                                                                        ======                   =============

              -----------------------------
               +   Non-income producing security
               @   See Note 3 for cost of investments on a tax basis.
               *   Securities exempt from registration under Rule 144A of the
                   Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of these securities was $2,961,197 representing 1.85% of net assets.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    JULY 31, 2004 (UNAUDITED)

                                                  CASH        CORPORATE        GLOBAL       HIGH-YIELD     WORLDWIDE
                                               MANAGEMENT        BOND           BOND           BOND       HIGH INCOME
   ------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value
     (unaffiliated)*......................    $        --    $347,838,363   $124,314,310   $330,564,968   $88,940,576
   Investment securities, at value
     (affiliated)*........................             --             --             --             --           --
   Short-term securities, at value*.......     454,822,747     30,363,000      5,157,000            --        99,168
   Repurchase agreements (cost equals
     market)..............................             --             --             --      12,816,000    4,490,000
   Deposit with brokers for securities
     sold short...........................             --             --             --           6,630          --
   Cash...................................          28,838         15,242            814        259,790          864
   Foreign cash*..........................             --             --         157,480        173,511          --
   Due from broker........................             --             --         874,039            --       928,584
   Receivables for --
     Sales of investments.................             --         412,683         91,255        406,391      385,389
     Fund shares sold.....................       1,592,998      1,150,614        184,328        271,437      169,125
     Dividends and interest...............         369,873      6,437,898      2,110,268      6,974,139    1,666,052
   Variation margin on futures
     contracts............................             --             --         175,286            --           --
   Prepaid expenses.......................           6,863          6,162          2,400          6,152        1,686
   Due from investment adviser for expense
     reimbursements/fee waivers...........             --             --             --             --           --
   Unrealized appreciation on forward
     foreign currency contracts...........             --             --       1,012,611            --        53,209
                                              -----------------------------------------------------------------------
                                               456,821,319    386,223,962    134,079,791    351,479,018   96,734,653
                                              -----------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Purchases of investments.............      10,000,000      1,110,252      1,183,083      3,717,916    3,979,397
     Fund shares redeemed.................       2,052,526      1,088,616         82,085        418,697       85,698
     Investment advisory and management
       fees...............................         181,279        183,127         76,707        179,576       77,727
     Service fees -- Class 2..............           7,762          7,409          1,905          5,365          907
     Service fees -- Class 3..............          20,755         11,938          2,569          7,136          213
     Accrued foreign tax on capital
       gains..............................             --             --             --             --           --
   Other accrued expenses.................          49,702         53,837         44,661         51,889       37,077
   Unrealized depreciation on forward
     foreign currency contracts...........             --             --       1,215,964            --           276
   Variation margin on futures
     contracts............................             --             --             --             --       131,279
   Line of credit.........................             --             --             --             --           --
   Due to custodian.......................             --             --             --             --           --
                                              -----------------------------------------------------------------------
                                                12,312,024      2,455,179      2,606,974      4,380,579    4,312,574
                                              -----------------------------------------------------------------------
   NET ASSETS.............................    $444,509,295   $383,768,783   $131,472,817   $347,098,439   $92,422,079
                                              =======================================================================
   ---------------
    * Cost
      Investment securities
     (unaffiliated).......................    $        --    $339,739,666   $119,664,274   $325,616,904   $90,242,243
                                              =======================================================================
      Investment securities
     (affiliated).........................    $        --    $        --    $        --    $        --    $      --
                                              =======================================================================
      Short-term securities...............    $454,957,693   $ 30,363,000   $  5,157,000   $        --    $   99,168
                                              =======================================================================
      Foreign cash........................    $        --    $        --    $     43,911   $    175,445   $      --
                                              =======================================================================


                                             SUNAMERICA     MFS TOTAL
                                              BALANCED        RETURN
   ---------------------------------------  ---------------------------
   ASSETS:
   Investment securities, at value
     (unaffiliated)*......................  $320,486,346   $827,873,173
   Investment securities, at value
     (affiliated)*........................           --             --
   Short-term securities, at value*.......           --      22,145,213
   Repurchase agreements (cost equals
     market)..............................       819,000            --
   Deposit with brokers for securities
     sold short...........................           --             --
   Cash...................................           940            --
   Foreign cash*..........................           --          18,980
   Due from broker........................           --             --
   Receivables for --
     Sales of investments.................     7,567,708      3,948,601
     Fund shares sold.....................        65,180      1,107,196
     Dividends and interest...............     1,393,511      4,158,757
   Variation margin on futures
     contracts............................           --             --
   Prepaid expenses.......................         6,026         13,893
   Due from investment adviser for expense
     reimbursements/fee waivers...........           --             --
   Unrealized appreciation on forward
     foreign currency contracts...........           --             --
                                            ---------------------------
                                             330,338,711    859,265,813
                                            ---------------------------
   LIABILITIES:
   Payables for --
     Purchases of investments.............     2,574,747      5,856,313
     Fund shares redeemed.................     1,110,591        690,869
     Investment advisory and management
       fees...............................       174,052        470,083
     Service fees -- Class 2..............         3,152         17,567
     Service fees -- Class 3..............         2,144         19,735
     Accrued foreign tax on capital
       gains..............................           --             --
   Other accrued expenses.................        49,739         96,796
   Unrealized depreciation on forward
     foreign currency contracts...........           --             --
   Variation margin on futures
     contracts............................           --             --
   Line of credit.........................     2,812,923            --
   Due to custodian.......................           --         885,205
                                            ---------------------------
                                               6,727,348      8,036,568
                                            ---------------------------
   NET ASSETS.............................  $323,611,363   $851,229,245
                                            ===========================
   ---------------
    * Cost
      Investment securities
     (unaffiliated).......................  $311,487,030   $789,563,391
                                            ===========================
      Investment securities
     (affiliated).........................  $        --    $        --
                                            ===========================
      Short-term securities...............  $        --    $ 22,145,213
                                            ===========================
      Foreign cash........................  $        --    $     19,666
                                            ===========================

    See Notes to Financial Statements

---------------------
    206

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2004 (UNAUDITED)

                                                  CASH        CORPORATE        GLOBAL       HIGH-YIELD      WORLDWIDE
                                               MANAGEMENT        BOND           BOND           BOND        HIGH INCOME
   --------------------------------------------------------------------------------------------------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in........................    $441,476,518   $363,774,969   $118,669,778   $ 432,990,229   $141,494,947
   Accumulated undistributed net
     investment income (loss).............       3,989,953     30,487,902        359,661      45,412,164      9,002,241
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions........        (822,230)   (18,592,785)     8,025,400    (136,250,084)   (56,684,769)
   Unrealized appreciation (depreciation)
     on investments+......................        (134,946)     8,098,697      4,650,036       4,948,064     (1,301,667)
   Unrealized foreign exchange gain (loss)
     on other assets and liabilities......             --             --        (218,184)         (1,934)        52,227
   Unrealized appreciation (depreciation)
     on futures and options contracts.....             --             --         (13,874)            --        (140,900)
                                              -------------------------------------------------------------------------
                                              $444,509,295   $383,768,783   $131,472,817   $ 347,098,439   $ 92,422,079
                                              =========================================================================
   Class 1 (unlimited shares authorized):
   Net assets.............................    $279,697,311   $266,100,491   $103,886,182   $ 268,118,876   $ 83,948,111
   Shares of beneficial interest issued
     and outstanding......................      26,117,707     22,171,251      9,122,522      37,959,230     11,216,268
   Net asset value, offering and
     redemption price per share...........    $      10.71   $      12.00   $      11.39   $        7.06   $       7.48
                                              =========================================================================
   Class 2 (unlimited shares authorized):
   Net assets.............................    $ 61,959,504   $ 58,858,682   $ 15,072,398   $  42,548,169   $  7,189,821
   Shares of beneficial interest issued
     and outstanding......................       5,799,443      4,914,246      1,328,079       6,036,313        964,136
   Net asset value, offering and
     redemption price per share...........    $      10.68   $      11.98   $      11.35   $        7.05   $       7.46
                                              =========================================================================
   Class 3 (unlimited shares authorized):
   Net assets.............................    $102,852,480   $ 58,809,610   $ 12,514,237   $  36,431,394   $  1,284,147
   Shares of beneficial interest issued
     and outstanding......................       9,642,806      4,917,935      1,104,684       5,175,568        172,546
   Net asset value, offering and
     redemption price per share...........    $      10.67   $      11.96   $      11.33   $        7.04   $       7.44
                                              =========================================================================
   ---------------
   + Includes accrued capital gains tax on
     unrealized appreciation..............    $        --    $        --    $        --    $         --    $        --
                                              =========================================================================


                                             SUNAMERICA      MFS TOTAL
                                              BALANCED         RETURN
   ---------------------------------------  ----------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in........................  $ 445,318,831   $786,282,021
   Accumulated undistributed net
     investment income (loss).............      7,496,097     11,143,145
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions........   (138,202,881)    15,494,910
   Unrealized appreciation (depreciation)
     on investments+......................      8,999,316     38,309,782
   Unrealized foreign exchange gain (loss)
     on other assets and liabilities......            --            (613)
   Unrealized appreciation (depreciation)
     on futures and options contracts.....            --             --
                                            ----------------------------
                                            $ 323,611,363   $851,229,245
                                            ============================
   Class 1 (unlimited shares authorized):
   Net assets.............................  $ 287,298,231   $617,188,871
   Shares of beneficial interest issued
     and outstanding......................     21,799,290     38,080,758
   Net asset value, offering and
     redemption price per share...........  $       13.18   $      16.21
                                            ============================
   Class 2 (unlimited shares authorized):
   Net assets.............................  $  26,150,495   $138,062,023
   Shares of beneficial interest issued
     and outstanding......................      1,987,993      8,523,233
   Net asset value, offering and
     redemption price per share...........  $       13.15   $      16.20
                                            ============================
   Class 3 (unlimited shares authorized):
   Net assets.............................  $  10,162,637   $ 95,978,351
   Shares of beneficial interest issued
     and outstanding......................        773,847      5,928,989
   Net asset value, offering and
     redemption price per share...........  $       13.13   $      16.19
                                            ============================
   ---------------
   + Includes accrued capital gains tax on
     unrealized appreciation..............  $         --    $        --
                                            ============================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2004 (UNAUDITED)

                                                                                                     FEDERATED         DAVIS
                                              TELECOM       EQUITY       EQUITY        GROWTH-        AMERICAN        VENTURE
                                              UTILITY       INCOME        INDEX         INCOME       LEADERS**         VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value
     (unaffiliated)*......................  $48,583,609   $7,889,611   $45,323,966   $881,684,975   $244,804,139   $2,132,533,055
   Investment securities, at value
     (affiliated)*........................          --           --        827,524            --             --        53,945,032
   Short-term securities, at value*.......    1,231,000          --        124,855     38,884,000      2,697,000        6,613,754
   Repurchase agreements (cost equals
     market)..............................          --           --      1,495,000            --             --               --
   Deposit with brokers for securities
     sold short...........................          --           --            --             --             --               --
   Cash...................................          --        55,099           --              81            390              --
   Foreign cash*..........................          --           --            --             --             --           135,214
   Due from broker........................          --           --            --             --             --               --
   Receivables for --
     Sales of investments.................      178,776          --            --             --         334,234        3,323,151
     Fund shares sold.....................        3,354          236         2,130        189,802        234,588        1,541,678
     Dividends and interest...............      245,187       15,622        59,410        811,635        361,725        2,629,957
   Variation margin on futures
     contracts............................          --           --          1,215            --             --               --
   Prepaid expenses.......................          942          150           833         17,754          4,311           37,995
   Due from investment adviser for expense
     reimbursements/fee waivers...........          --         2,735         4,126            --             --               --
   Unrealized appreciation on forward
     foreign currency contracts...........          --           --            --             --             --               --
                                            -------------------------------------------------------------------------------------
                                             50,242,868    7,963,453    47,839,059    921,588,247    248,436,387    2,200,759,836
                                            -------------------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Purchases of investments.............          --           --         34,066            --          86,041        1,663,740
     Fund shares redeemed.................       12,306        1,228       323,225        972,929        245,641        1,914,100
     Investment advisory and management
       fees...............................       31,549        4,447        16,265        440,395        145,703        1,344,698
     Service fees -- Class 2..............          438          --            --           5,873          2,789           24,362
     Service fees -- Class 3..............           28          --            --           3,001          4,438           31,638
     Accrued foreign tax on capital
       gains..............................          --           --            --             --             --               --
   Other accrued expenses.................       27,332       22,225        28,004         93,180         39,857          248,206
   Unrealized depreciation on forward
     foreign..............................
     currency contracts...................          --           --            --             --             --               --
   Variation margin on futures
     contracts............................          --           --            --             --             --               --
   Line of credit.........................          --           --            --             --             --               --
   Due to custodian.......................      177,780          --         83,651            --             --         1,666,201
                                            -------------------------------------------------------------------------------------
                                                249,433       27,900       485,211      1,515,378        524,469        6,892,945
                                            -------------------------------------------------------------------------------------
   NET ASSETS.............................  $49,993,435   $7,935,553   $47,353,848   $920,072,869   $247,911,918   $2,193,866,891
                                            =====================================================================================
   ---------------
     * Cost
      Investment securities
        (unaffiliated)....................  $44,554,117   $6,896,311   $53,719,815   $755,373,777   $225,590,148   $1,676,946,496
                                            =====================================================================================
      Investment securities
        (affiliated)......................  $       --    $      --    $   759,726   $        --    $        --    $   36,725,973
                                            =====================================================================================
      Short-term securities...............  $ 1,231,000   $      --    $   124,855   $ 38,884,000   $  2,697,000   $    6,613,754
                                            =====================================================================================
      Foreign cash........................  $       --    $      --    $       --    $        --    $        --    $      139,000
                                            =====================================================================================

    ** See Note 1
    See Notes to Financial Statements

---------------------
    208

---------------------

    SUNAMERICA SERIES TRUST

    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2004 (UNAUDITED)

                                                                                                        FEDERATED        DAVIS
                                              TELECOM        EQUITY       EQUITY         GROWTH-         AMERICAN       VENTURE
                                              UTILITY        INCOME        INDEX          INCOME        LEADERS**        VALUE
   --------------------------------------------------------------------------------------------------------------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in........................  $ 97,889,808   $7,240,450   $57,807,965   $  981,270,952   $254,190,505  $1,903,580,579
   Accumulated undistributed net
     investment income (loss).............     3,773,403      145,164       781,316        9,067,968      5,327,825      30,908,452
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions........   (55,699,268)    (443,361)   (2,883,317)    (196,577,249)   (30,820,403)   (213,423,563)
   Unrealized appreciation (depreciation)
     on investments+......................     4,029,492      993,300    (8,328,051)     126,311,198     19,213,991     472,805,618
   Unrealized foreign exchange gain (loss)
     on other assets and liabilities......           --           --            --               --             --           (4,195)
   Unrealized appreciation (depreciation)
     on futures and options contracts.....           --           --        (24,065)             --             --              --
                                            ---------------------------------------------------------------------------------------
                                            $ 49,993,435   $7,935,553   $47,353,848   $  920,072,869   $247,911,918  $2,193,866,891
                                            =======================================================================================
   Class 1 (unlimited shares authorized):
   Net assets.............................  $ 46,421,817   $7,935,553   $47,353,848   $  860,463,095   $204,469,941  $1,849,581,785
   Shares of beneficial interest issued
     and outstanding......................     5,769,908      713,353     5,025,520       40,114,997     13,550,034      78,686,341
   Net asset value, offering and
     redemption price per share...........  $       8.05   $    11.12   $      9.42   $        21.45   $      15.09  $        23.51
                                            =======================================================================================
   Class 2 (unlimited shares authorized):
   Net assets.............................  $  3,490,372   $      --    $       --    $   45,367,237   $ 21,788,035  $  190,667,141
   Shares of beneficial interest issued
     and outstanding......................       434,454          --            --         2,118,731      1,446,788       8,127,110
   Net asset value, offering and
     redemption price per share...........  $       8.03   $      --    $       --    $        21.41   $      15.06  $        23.46
                                            =======================================================================================
   Class 3 (unlimited shares authorized):
   Net assets.............................  $     81,246   $      --    $       --    $   14,242,537   $ 21,653,942  $  153,617,965
   Shares of beneficial interest issued
     and outstanding......................        10,127          --            --           666,267      1,440,275       6,558,569
   Net asset value, offering and
     redemption price per share...........  $       8.02   $      --    $       --    $        21.38   $      15.03  $        23.42
                                            =======================================================================================
   ---------------
   + Includes accrued capital gains tax on
     unrealized appreciation..............  $        --    $      --    $       --    $          --    $        --   $          --
                                            =======================================================================================

    ** See Note 1
    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2004 (UNAUDITED)

                                                                                          MFS
                                                                         GOLDMAN     MASSACHUSETTS      PUTNAM
                                        "DOGS" OF        ALLIANCE         SACHS        INVESTORS       GROWTH:
                                       WALL STREET        GROWTH        RESEARCH        TRUST**       VOYAGER**
   --------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value
    (unaffiliated)*..................  $132,029,845   $1,030,651,555   $29,307,669   $257,692,652    $248,996,100
   Investment securities, at value
    (affiliated)*....................           --               --            --             --        4,535,730
   Short-term securities, at
    value*...........................           --         2,744,000           --       8,085,713             --
   Repurchase agreements (cost equals
    market)..........................     1,618,000              --        600,000            --        3,940,000
   Deposit with brokers for
    securities sold short............           --               --            --             --              --
   Cash..............................           356              813         6,893             28             865
   Foreign cash*.....................           --               --            --             --              --
   Due from broker...................           --               --            --             --              --
   Receivables for --
    Sales of investments.............           --         9,865,799           --       3,255,120       2,498,804
    Fund shares sold.................       216,481          443,454         8,164        105,592          73,404
    Dividends and interest...........       394,301          843,344        35,674        288,419         131,135
   Variation margin on futures
    contracts........................           --               --            --             --              --
   Prepaid expenses..................         2,237           20,351           521          5,371           6,681
   Due from investment adviser for
    expense reimbursements/fee
    waivers..........................           --               --          5,431            --              --
   Unrealized appreciation on forward
    foreign currency contracts.......           --               --            --             --              --
                                       --------------------------------------------------------------------------
                                        134,261,220    1,044,569,316    29,964,352    269,432,895     260,182,719
                                       --------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
    Purchases of investments.........           --        10,522,162           --         472,059       2,742,273
    Fund shares redeemed.............       142,793        1,702,722         6,539        169,469         204,434
    Investment advisory and
      management fees................        68,352          548,682        31,094        161,128         185,101
    Service fees -- Class 2..........         2,710            8,648           817          3,741           1,228
    Service fees -- Class 3..........         2,251            9,894           126          5,158             557
    Accrued foreign tax on capital
      gains..........................           --               --            --             --              --
   Other accrued expenses............        32,051          103,155        25,167         43,392          41,178
   Unrealized depreciation on forward
    foreign currency contracts.......           --               --            --             --              --
   Variation margin on futures
    contracts........................           --               --            --             --              --
   Line of credit....................           --               --            --             --              --
   Due to custodian..................           --               --            --             --              --
                                       --------------------------------------------------------------------------
                                            248,157       12,895,263        63,743        854,947       3,174,771
                                       --------------------------------------------------------------------------
   NET ASSETS........................  $134,013,063   $1,031,674,053   $29,900,609   $268,577,948    $257,007,948
                                       ==========================================================================
   ---------------
    * Cost
      Investment securities
        (unaffiliated)...............  $126,333,616   $  993,649,271   $25,654,278   $243,341,825    $231,381,844
                                       ==========================================================================
      Investment securities
        (affiliated).................  $        --    $          --    $       --    $        --     $  2,272,306
                                       ==========================================================================
      Short-term securities..........  $        --    $    2,744,000   $       --    $  8,085,713    $        --
                                       ==========================================================================
      Foreign cash...................  $        --    $          --    $       --    $        --     $        --
                                       ==========================================================================


                                        BLUE CHIP        REAL
                                         GROWTH         ESTATE
   ----------------------------------  --------------------------
   ASSETS:
   Investment securities, at value
    (unaffiliated)*..................  $48,445,315   $169,880,586
   Investment securities, at value
    (affiliated)*....................          --             --
   Short-term securities, at
    value*...........................          --       2,349,913
   Repurchase agreements (cost equals
    market)..........................       57,000            --
   Deposit with brokers for
    securities sold short............          --             --
   Cash..............................          875            720
   Foreign cash*.....................          --             --
   Due from broker...................          --             --
   Receivables for --
    Sales of investments.............    1,385,808      3,786,609
    Fund shares sold.................    1,071,975        549,070
    Dividends and interest...........       27,740        163,313
   Variation margin on futures
    contracts........................          --             --
   Prepaid expenses..................          840          4,769
   Due from investment adviser for
    expense reimbursements/fee
    waivers..........................        4,027            --
   Unrealized appreciation on forward
    foreign currency contracts.......          --             --
                                       --------------------------
                                        50,993,580    176,734,980
                                       --------------------------
   LIABILITIES:
   Payables for --
    Purchases of investments.........      425,411      2,064,000
    Fund shares redeemed.............       44,930        337,686
    Investment advisory and
      management fees................       29,887        114,756
    Service fees -- Class 2..........        1,648          2,953
    Service fees -- Class 3..........        1,441          3,933
    Accrued foreign tax on capital
      gains..........................          --             --
   Other accrued expenses............       29,993         29,756
   Unrealized depreciation on forward
    foreign currency contracts.......          --             --
   Variation margin on futures
    contracts........................          --             --
   Line of credit....................          --             --
   Due to custodian..................          --             --
                                       --------------------------
                                           533,310      2,553,084
                                       --------------------------
   NET ASSETS........................  $50,460,270   $174,181,896
                                       ==========================
   ---------------
    * Cost
      Investment securities
        (unaffiliated)...............  $46,480,681   $128,783,567
                                       ==========================
      Investment securities
        (affiliated).................  $       --    $        --
                                       ==========================
      Short-term securities..........  $       --    $  2,349,913
                                       ==========================
      Foreign cash...................  $       --    $        --
                                       ==========================

    ** See Note 1
    See Notes to Financial Statements

---------------------
    210

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2004 (UNAUDITED)

                                                                                              MFS
                                                                            GOLDMAN      MASSACHUSETTS      PUTNAM
                                          "DOGS" OF        ALLIANCE          SACHS         INVESTORS        GROWTH:
                                         WALL STREET        GROWTH          RESEARCH        TRUST**        VOYAGER**
   -------------------------------------------------------------------------------------------------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in...................    $134,851,954   $ 2,009,258,354   $ 47,440,173   $336,751,822    $ 452,608,138
   Accumulated undistributed net
     investment income (loss)........       4,372,923         4,106,728         (1,644)     3,164,517          367,621
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures contracts,
     options contracts, and foreign
     exchange transactions...........     (10,908,043)   (1,018,693,313)   (21,191,311)   (85,689,841)    (215,845,491)
   Unrealized appreciation
     (depreciation) on
     investments+....................       5,696,229        37,002,284      3,653,391     14,350,827       19,877,680
   Unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.....................             --                --             --             623              --
   Unrealized appreciation
     (depreciation) on futures and
     options contracts...............             --                --             --             --               --
                                         -----------------------------------------------------------------------------
                                         $134,013,063   $ 1,031,674,053   $ 29,900,609   $268,577,948    $ 257,007,948
                                         =============================================================================
   Class 1 (unlimited shares
     authorized):
   Net assets........................    $101,681,506   $   917,514,488   $ 23,027,582   $214,576,216    $ 244,915,559
   Shares of beneficial interest
     issued and outstanding..........      10,063,289        54,965,356      3,443,594     20,731,567       18,373,226
   Net asset value, offering and
     redemption price per share......    $      10.10   $         16.69   $       6.69   $      10.35    $       13.33
                                         =============================================================================
   Class 2 (unlimited shares
     authorized):
   Net assets........................    $ 21,435,670   $    66,849,957   $  6,320,755   $ 29,157,546    $   9,445,799
   Shares of beneficial interest
     issued and outstanding..........       2,125,541         4,011,722        949,714      2,819,690          710,128
   Net asset value, offering and
     redemption price per share......    $      10.08   $         16.66   $       6.66   $      10.34    $       13.30
                                         =============================================================================
   Class 3 (unlimited shares
     authorized):
   Net assets........................    $ 10,895,887   $    47,309,608   $    552,272   $ 24,844,186    $   2,646,590
   Shares of beneficial interest
     issued and outstanding..........       1,082,130         2,843,599         83,131      2,406,314          199,305
   Net asset value, offering and
     redemption price per share......    $      10.07   $         16.64   $       6.64   $      10.32    $       13.28
                                         =============================================================================
   ---------------
    + Includes accrued capital gains
      tax on unrealized
      appreciation...................    $        --    $           --    $        --    $        --     $         --
                                         =============================================================================


                                        BLUE CHIP         REAL
                                          GROWTH         ESTATE
   ----------------------------------  ---------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in...................  $ 60,537,446   $122,149,558
   Accumulated undistributed net
     investment income (loss)........        48,103      8,357,561
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures contracts,
     options contracts, and foreign
     exchange transactions...........   (12,089,913)     2,577,758
   Unrealized appreciation
     (depreciation) on
     investments+....................     1,964,634     41,097,019
   Unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.....................           --             --
   Unrealized appreciation
     (depreciation) on futures and
     options contracts...............           --             --
                                       ---------------------------
                                       $ 50,460,270   $174,181,896
                                       ===========================
   Class 1 (unlimited shares
     authorized):
   Net assets........................  $ 30,911,629   $131,902,691
   Shares of beneficial interest
     issued and outstanding..........     5,264,129      8,087,318
   Net asset value, offering and
     redemption price per share......  $       5.87   $      16.31
                                       ===========================
   Class 2 (unlimited shares
     authorized):
   Net assets........................  $ 12,801,427   $ 23,321,217
   Shares of beneficial interest
     issued and outstanding..........     2,182,773      1,433,507
   Net asset value, offering and
     redemption price per share......  $       5.86   $      16.27
                                       ===========================
   Class 3 (unlimited shares
     authorized):
   Net assets........................  $  6,747,214   $ 18,957,988
   Shares of beneficial interest
     issued and outstanding..........     1,152,298      1,167,179
   Net asset value, offering and
     redemption price per share......  $       5.86   $      16.24
                                       ===========================
   ---------------
    + Includes accrued capital gains
      tax on unrealized
      appreciation...................  $        --    $        --
                                       ===========================

    ** See Note 1
    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2004 (UNAUDITED)

                                                   SMALL          MFS
                                                  COMPANY       MID-CAP       AGGRESSIVE       GROWTH         MARSICO
                                                   VALUE         GROWTH         GROWTH      OPPORTUNITIES      GROWTH
   ---------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value
     (unaffiliated)*.........................    $8,979,668   $256,695,732   $179,024,426    $29,214,102    $122,923,889
   Investment securities, at value
     (affiliated)*...........................           --             --             --             --              --
   Short-term securities, at value*..........       556,980        421,985            --             --              --
   Repurchase agreements (cost equals
     market).................................           --             --      10,810,000      2,670,000         231,000
   Deposit with brokers for securities sold
     short...................................           --             --             --             --              --
   Cash......................................           911         64,960             27            334              70
   Foreign cash*.............................           --             --             --             --          139,282
   Due from broker...........................           --             --             --             --              --
   Receivables for --
     Sales of investments....................        17,118      1,804,744            --       3,433,004         292,861
     Fund shares sold........................         7,395        322,916        294,470         12,575         187,357
     Dividends and interest..................         2,573         15,683         59,869          6,777         147,773
   Variation margin on futures contracts.....           --             --             --             --              --
   Prepaid expenses..........................           145          4,634          3,526            680           2,181
   Due from investment adviser for expense
     reimbursements/fee waivers..............         2,935            --             --             832             --
   Unrealized appreciation on forward foreign
     currency contracts......................           --             --             --             --              --
                                                 -----------------------------------------------------------------------
                                                  9,567,725    259,330,654    190,192,318     35,338,304     123,924,413
                                                 -----------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Purchases of investments................        15,136      1,212,966      4,953,604      2,770,792         387,753
     Fund shares redeemed....................         1,035        287,945      1,006,479        142,333         317,892
     Investment advisory and management
       fees..................................         8,118        171,246        114,164         22,279          90,573
     Service fees -- Class 2.................           --           6,681          1,510            845           5,088
     Service fees -- Class 3.................           --           9,046            928            709           3,751
     Accrued foreign tax on capital gains....           --             --             --             --              --
   Other accrued expenses....................        22,536         43,137         35,273         27,286          32,288
   Unrealized depreciation on forward foreign
     currency contracts......................           --             --             --             --              --
   Variation margin on futures contracts.....           --             --             --             --              --
   Line of credit............................           --             --             --             --              --
   Due to custodian..........................           --             --             --             --              --
                                                 -----------------------------------------------------------------------
                                                     46,825      1,731,021      6,111,958      2,964,244         837,345
                                                 -----------------------------------------------------------------------
   NET ASSETS................................    $9,520,900   $257,599,633   $184,080,360    $32,374,060    $123,087,068
                                                 =======================================================================
   ---------------
     * Cost
      Investment securities (unaffiliated)...    $6,738,850   $236,959,691   $154,410,295    $29,202,137    $107,769,711
                                                 =======================================================================
      Investment securities (affiliated).....    $      --    $        --    $        --     $       --     $        --
                                                 =======================================================================
      Short-term securities..................    $  556,980   $    421,985   $        --     $       --     $        --
                                                 =======================================================================
      Foreign Cash...........................    $      --    $        --    $        --     $       --     $    140,313
                                                 =======================================================================


                                               TECHNOLOGY
   ------------------------------------------  -----------
   ASSETS:
   Investment securities, at value
     (unaffiliated)*.........................  $43,183,397
   Investment securities, at value
     (affiliated)*...........................          --
   Short-term securities, at value*..........          --
   Repurchase agreements (cost equals
     market).................................          --
   Deposit with brokers for securities sold
     short...................................          --
   Cash......................................        1,899
   Foreign cash*.............................          --
   Due from broker...........................          --
   Receivables for --
     Sales of investments....................      343,801
     Fund shares sold........................       20,222
     Dividends and interest..................        3,711
   Variation margin on futures contracts.....          --
   Prepaid expenses..........................        1,223
   Due from investment adviser for expense
     reimbursements/fee waivers..............          --
   Unrealized appreciation on forward foreign
     currency contracts......................          --
                                               -----------
                                                43,554,253
                                               -----------
   LIABILITIES:
   Payables for --
     Purchases of investments................          --
     Fund shares redeemed....................       98,551
     Investment advisory and management
       fees..................................       47,802
     Service fees -- Class 2.................        1,246
     Service fees -- Class 3.................        1,360
     Accrued foreign tax on capital gains....          --
   Other accrued expenses....................       28,037
   Unrealized depreciation on forward foreign
     currency contracts......................          --
   Variation margin on futures contracts.....          --
   Line of credit............................          --
   Due to custodian..........................          --
                                               -----------
                                                   176,996
                                               -----------
   NET ASSETS................................  $43,377,257
                                               ===========
   ---------------
     * Cost
      Investment securities (unaffiliated)...  $48,280,325
                                               ===========
      Investment securities (affiliated).....  $       --
                                               ===========
      Short-term securities..................  $       --
                                               ===========
      Foreign Cash...........................  $       --
                                               ===========

    See Notes to Financial Statements

---------------------
    212

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2004 (UNAUDITED)

                                                   SMALL           MFS
                                                  COMPANY        MID-CAP       AGGRESSIVE        GROWTH         MARSICO
                                                   VALUE         GROWTH          GROWTH       OPPORTUNITIES      GROWTH
   -----------------------------------------------------------------------------------------------------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................    $7,274,054   $ 496,770,223   $ 423,662,575   $ 55,664,895    $114,327,066
   Accumulated undistributed net investment
     income (loss)...........................        25,568        (919,972)       (310,006)       (80,945)        (36,197)
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions...........       (19,540)   (257,986,659)   (263,886,340)   (23,221,855)     (6,356,551)
   Unrealized appreciation (depreciation) on
     investments+............................     2,240,818      19,736,041      24,614,131         11,965      15,154,178
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............           --              --              --             --           (1,428)
   Unrealized appreciation (depreciation) on
     futures and options contracts...........           --              --              --             --              --
                                                 -------------------------------------------------------------------------
                                                 $9,520,900   $ 257,599,633   $ 184,080,360   $ 32,374,060    $123,087,068
                                                 =========================================================================
   Class 1 (unlimited shares authorized):
   Net assets................................    $9,520,900   $ 164,495,428   $ 168,175,186   $ 22,697,714    $ 66,037,053
   Shares of beneficial interest issued and
     outstanding.............................       731,996      20,962,178      19,132,249      5,020,387       7,014,597
   Net asset value, offering and redemption
     price per share.........................    $    13.01   $        7.85   $        8.79   $       4.52    $       9.41
                                                 =========================================================================
   Class 2 (unlimited shares authorized):
   Net assets................................    $      --    $  51,199,416   $  11,572,466   $  6,387,918    $ 39,252,098
   Shares of beneficial interest issued and
     outstanding.............................           --        6,555,501       1,319,883      1,420,060       4,184,662
   Net asset value, offering and redemption
     price per share.........................    $      --    $        7.81   $        8.77   $       4.50    $       9.38
                                                 =========================================================================
   Class 3 (unlimited shares authorized):
   Net assets................................    $      --    $  41,904,789   $   4,332,708   $  3,288,428    $ 17,797,917
   Shares of beneficial interest issued and
     outstanding.............................           --        5,375,358         495,129        732,359       1,900,600
   Net asset value, offering and redemption
     price per share.........................    $      --    $        7.80   $        8.75   $       4.49    $       9.36
                                                 =========================================================================
   ---------------
   + Includes accrued capital gains tax on
     unrealized appreciation.................    $      --    $         --    $         --    $        --     $        --
                                                 =========================================================================


                                                TECHNOLOGY
   ------------------------------------------  ------------
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $107,307,120
   Accumulated undistributed net investment
     income (loss)...........................      (404,372)
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions...........   (58,428,563)
   Unrealized appreciation (depreciation) on
     investments+............................    (5,096,928)
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............           --
   Unrealized appreciation (depreciation) on
     futures and options contracts...........           --
                                               ------------
                                               $ 43,377,257
                                               ============
   Class 1 (unlimited shares authorized):
   Net assets................................  $ 27,741,445
   Shares of beneficial interest issued and
     outstanding.............................    12,309,569
   Net asset value, offering and redemption
     price per share.........................  $       2.25
                                               ============
   Class 2 (unlimited shares authorized):
   Net assets................................  $  9,417,301
   Shares of beneficial interest issued and
     outstanding.............................     4,192,749
   Net asset value, offering and redemption
     price per share.........................  $       2.25
                                               ============
   Class 3 (unlimited shares authorized):
   Net assets................................  $  6,218,511
   Shares of beneficial interest issued and
     outstanding.............................     2,772,930
   Net asset value, offering and redemption
     price per share.........................  $       2.24
                                               ============
   ---------------
   + Includes accrued capital gains tax on
     unrealized appreciation.................  $        --
                                               ============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2004 (UNAUDITED)

                                                 SMALL &      INTERNATIONAL                   INTERNATIONAL
                                                 MID CAP       GROWTH AND         GLOBAL       DIVERSIFIED      EMERGING
                                                  VALUE          INCOME          EQUITIES       EQUITIES        MARKETS
   -----------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value
     (unaffiliated)*.........................  $110,198,113   $276,429,239     $220,867,532   $239,797,273    $101,627,501
   Investment securities, at value
     (affiliated)*...........................           --             --         4,738,354            --              --
   Short-term securities, at value*..........           --             --         1,090,000            --              --
   Repurchase agreements (cost equals
     market).................................     7,004,000            --               --      25,898,000             --
   Deposit with brokers for securities sold
     short...................................           --             --               --             --              --
   Cash......................................             1            --               842            395           1,715
   Foreign cash*.............................           --       1,059,018        1,327,502      8,931,667         652,361
   Due from broker...........................           --             --               --       7,939,352             --
   Receivables for --
     Sales of investments....................       479,868        165,980        3,192,894            --          266,735
     Fund shares sold........................       517,045        330,458          107,083        573,660          54,907
     Dividends and interest..................        74,890        466,793          340,102        421,596         483,809
   Variation margin on futures contracts.....           --             --               --             --              --
   Prepaid expenses..........................         1,082          4,656            4,510          8,184           1,936
   Due from investment adviser for expense
     reimbursements/fee waivers..............           --             --               --             --              --
   Unrealized appreciation on forward foreign
     currency contracts......................           --             --               --         236,635             --
                                               ---------------------------------------------------------------------------
                                                118,274,999    278,456,144      231,668,819    283,806,762     103,088,964
                                               ---------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Purchases of investments................     1,333,874        424,430        2,589,839            --           92,838
     Fund shares redeemed....................        69,693        682,099          213,644        373,645         395,970
     Investment advisory and management
       fees..................................        96,658        226,761          156,494        241,953         111,523
     Service fees -- Class 2.................         4,525          3,829            1,582          5,011           1,189
     Service fees -- Class 3.................        16,622          4,792            1,215         14,273           1,314
     Accrued foreign tax on capital gains....           --          46,927              --          53,580         221,802
   Other accrued expenses....................        31,240        129,021           76,793        119,006         270,329
   Unrealized depreciation on forward foreign
     currency contracts......................           --             --               --         446,783             --
   Variation margin on futures contracts.....           --             --               --         816,146             --
   Line of credit............................           --         316,354              --             --          113,610
   Due to custodian..........................           --             --               --             --              --
                                               ---------------------------------------------------------------------------
                                                  1,552,612      1,834,213        3,039,567      2,070,397       1,208,575
                                               ---------------------------------------------------------------------------
   NET ASSETS................................  $116,722,387   $276,621,931     $228,629,252   $281,736,365    $101,880,389
                                               ===========================================================================
   ---------------
    * Cost
      Investment securities (unaffiliated)...  $101,608,268   $246,335,785     $203,057,342   $226,806,597    $ 90,422,778
                                               ===========================================================================
      Investment securities (affiliated).....  $        --    $        --      $  2,474,961   $        --     $        --
                                               ===========================================================================
      Short-term securities..................  $        --    $        --      $  1,090,000   $        --     $        --
                                               ===========================================================================
      Foreign cash...........................  $        --    $  1,064,528     $  1,329,602   $  9,128,096    $    653,264
                                               ===========================================================================


                                                 FOREIGN
                                                  VALUE
   ------------------------------------------  ------------
   ASSETS:
   Investment securities, at value
     (unaffiliated)*.........................  $148,009,308
   Investment securities, at value
     (affiliated)*...........................           --
   Short-term securities, at value*..........    12,321,324
   Repurchase agreements (cost equals
     market).................................           --
   Deposit with brokers for securities sold
     short...................................           --
   Cash......................................           975
   Foreign cash*.............................       236,020
   Due from broker...........................           --
   Receivables for --
     Sales of investments....................        29,620
     Fund shares sold........................       862,935
     Dividends and interest..................       280,144
   Variation margin on futures contracts.....           --
   Prepaid expenses..........................         1,553
   Due from investment adviser for expense
     reimbursements/fee waivers..............           --
   Unrealized appreciation on forward foreign
     currency contracts......................           --
                                               ------------
                                                161,741,879
                                               ------------
   LIABILITIES:
   Payables for --
     Purchases of investments................     1,432,042
     Fund shares redeemed....................        73,412
     Investment advisory and management
       fees..................................       122,384
     Service fees -- Class 2.................         5,744
     Service fees -- Class 3.................        23,839
     Accrued foreign tax on capital gains....           --
   Other accrued expenses....................        68,855
   Unrealized depreciation on forward foreign
     currency contracts......................           --
   Variation margin on futures contracts.....           --
   Line of credit............................           --
   Due to custodian..........................           --
                                               ------------
                                                  1,726,276
                                               ------------
   NET ASSETS................................  $160,015,603
                                               ============
   ---------------
    * Cost
      Investment securities (unaffiliated)...  $138,126,203
                                               ============
      Investment securities (affiliated).....  $        --
                                               ============
      Short-term securities..................  $ 12,323,330
                                               ============
      Foreign cash...........................  $    239,486
                                               ============

    See Notes to Financial Statements

---------------------
    214

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2004 (UNAUDITED)

                                                 SMALL &      INTERNATIONAL                    INTERNATIONAL
                                                 MID CAP       GROWTH AND         GLOBAL        DIVERSIFIED      EMERGING
                                                  VALUE          INCOME          EQUITIES        EQUITIES        MARKETS
   ------------------------------------------------------------------------------------------------------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $104,871,696   $310,053,896     $ 406,316,224   $360,698,808    $108,970,828
   Accumulated undistributed net investment
     income (loss)...........................       (28,449)     5,289,951         1,396,206      6,946,002       1,603,480
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions...........     3,289,295    (68,769,156)     (199,154,856)   (97,617,087)    (19,670,745)
   Unrealized appreciation (depreciation) on
     investments+............................     8,589,845     30,046,527        20,073,583     12,937,096      10,982,921
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............           --             713            (1,905)      (400,179)         (6,095)
   Unrealized appreciation (depreciation) on
     futures and options contracts...........           --             --                --        (828,275)            --
                                               ----------------------------------------------------------------------------
                                               $116,722,387   $276,621,931     $ 228,629,252   $281,736,365    $101,880,389
                                               ============================================================================
   Class 1 (unlimited shares authorized):
   Net assets................................  $        --    $223,441,376     $ 210,591,750   $173,581,829    $ 86,548,159
   Shares of beneficial interest issued and
     outstanding.............................           --      21,856,489        20,982,939     25,407,851       9,592,964
   Net asset value, offering and redemption
     price per share.........................  $        --    $      10.22     $       10.04   $       6.83    $       9.02
                                               ============================================================================
   Class 2 (unlimited shares authorized):
   Net assets................................  $ 36,257,327   $ 29,918,951     $  12,082,869   $ 39,610,578    $  9,166,314
   Shares of beneficial interest issued and
     outstanding.............................     2,558,699      2,921,584         1,208,628      5,829,919       1,018,783
   Net asset value, offering and redemption
     price per share.........................  $      14.17   $      10.24     $       10.00   $       6.79    $       9.00
                                               ============================================================================
   Class 3 (unlimited shares authorized):
   Net assets................................  $ 80,465,060   $ 23,261,604     $   5,954,633   $ 68,543,958    $  6,165,916
   Shares of beneficial interest issued and
     outstanding.............................     5,684,645      2,274,410           596,991     10,101,825         686,446
   Net asset value, offering and redemption
     price per share.........................  $      14.15   $      10.23     $        9.97   $       6.79    $       8.98
                                               ============================================================================
   ---------------
   + Includes accrued capital gains tax on
     unrealized appreciation.................  $        --    $     46,927     $         --    $     53,580    $    221,802
                                               ============================================================================


                                                 FOREIGN
                                                  VALUE
   ------------------------------------------  ------------
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $147,113,143
   Accumulated undistributed net investment
     income (loss)...........................     1,494,991
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions...........     1,529,508
   Unrealized appreciation (depreciation) on
     investments+............................     9,881,099
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............        (3,138)
   Unrealized appreciation (depreciation) on
     futures and options contracts...........           --
                                               ------------
                                               $160,015,603
                                               ============
   Class 1 (unlimited shares authorized):
   Net assets................................  $        --
   Shares of beneficial interest issued and
     outstanding.............................           --
   Net asset value, offering and redemption
     price per share.........................  $        --
                                               ============
   Class 2 (unlimited shares authorized):
   Net assets................................  $ 45,291,453
   Shares of beneficial interest issued and
     outstanding.............................     3,558,463
   Net asset value, offering and redemption
     price per share.........................  $      12.73
                                               ============
   Class 3 (unlimited shares authorized):
   Net assets................................  $114,724,150
   Shares of beneficial interest issued and
     outstanding.............................     9,014,191
   Net asset value, offering and redemption
     price per share.........................  $      12.73
                                               ============
   ---------------
   + Includes accrued capital gains tax on
     unrealized appreciation.................  $        --
                                               ============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE SIX MONTHS ENDED JULY 31, 2004 (UNAUDITED)

                                                                                                                       WORLDWIDE
                                                                 CASH       CORPORATE      GLOBAL       HIGH-YIELD       HIGH
                                                              MANAGEMENT      BOND          BOND           BOND         INCOME
   ------------------------------------------------------------------------------------------------------------------------------
   INCOME:
    Interest (unaffiliated).................................  $2,377,956   $11,523,438   $ 2,493,204   $ 17,173,669   $ 3,929,711
    Dividends (unaffiliated)................................        --         171,723         7,661        210,403         9,000
    Dividends (affiliated)..................................        --             --            --             --            --
                                                              -------------------------------------------------------------------
        Total income*.......................................  2,377,956     11,695,161     2,500,865     17,384,072     3,938,711
                                                              -------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees.................  1,004,062      1,056,430       462,308      1,075,241       474,658
    Service fees:
      Class 2...............................................     43,986         42,302        11,169         31,731         5,176
      Class 3...............................................     96,476         56,208        13,394         38,634         1,285
    Custodian fees..........................................     44,062         64,685        53,515         67,808        36,072
    Distributions fees:
      Class 1...............................................        --             --            --             --            --
      Class 2...............................................        --             --            --             --            --
      Class 3...............................................        --             --            --             --            --
    Reports to investors....................................     33,721         27,251        10,556         24,084         7,257
    Auditing & tax fees.....................................     24,238         20,018        21,484         19,872        21,538
    Legal fees..............................................      2,028          1,354         1,250            410         1,168
    Trustees' fees..........................................      5,863          5,999         2,301          6,076         1,664
    Interest expense........................................        --             --            277          8,377            35
    Interest expense on securities sold short...............        --             --            --          18,358           --
    Other expenses..........................................      4,649          4,249         1,649          3,759         1,307
                                                              -------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, custody credits and fees paid
          indirectly........................................  1,259,085      1,278,496       577,903      1,294,350       550,160
        Fees waived and expenses reimbursed by investment
          adviser...........................................        --             --            --             --            --
        Custody credits earned on cash balances.............       (597)        (1,420)         (126)        (2,880)         (831)
        Fee paid indirectly (Note 5)........................        --             --            --             --            --
                                                              -------------------------------------------------------------------
        Net expenses........................................  1,258,488      1,277,076       577,777      1,291,470       549,329
                                                              -------------------------------------------------------------------
   Net investment income (loss).............................  1,119,468     10,418,085     1,923,088     16,092,602     3,389,382
                                                              -------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on unaffiliated
      investments**.........................................        246        492,817     2,724,122     11,454,503      (312,135)
    Net realized gain (loss) on affiliated investments......        --             --            --             --            --
    Net realized gain (loss) on securities sold short.......        --             --            --          49,590           --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities................................        --             --      3,968,841         13,195        45,931
    Net realized gain (loss) on options contracts and
      futures contracts.....................................        --             --       (215,078)           --        (60,075)
                                                              -------------------------------------------------------------------
    Net realized gain (loss) on investments, foreign
      currencies, securities sold short, options contracts
      and futures contracts.................................        246        492,817     6,477,885     11,517,288      (326,279)
                                                              -------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      unaffiliated investments..............................    (92,324)    (8,651,638)   (7,320,096)   (25,797,262)   (4,273,594)
    Change in unrealized appreciation (depreciation) on
      affiliated investments................................        --             --            --             --            --
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities..........................        --             --     (1,513,059)          (704)       11,420
    Change in unrealized appreciation (depreciation) on
      futures and options contracts.........................        --             --        451,968            --        248,287
    Change in unrealized appreciation (depreciation) on
      securities sold short.................................        --             --            --          45,874           --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)...........................        --             --            --             --            --
                                                              -------------------------------------------------------------------
   Net unrealized gain (loss) on investments, foreign
    currencies, options contracts, securities sold short,
    accrued capital gains tax and futures contracts.........    (92,324)    (8,651,638)   (8,381,187)   (25,752,092)   (4,013,887)
                                                              -------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments
    and foreign currencies..................................    (92,078)    (8,158,821)   (1,903,302)   (14,234,804)   (4,340,166)
                                                              -------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................  $1,027,390   $ 2,259,264   $    19,786   $  1,857,798   $  (950,784)
                                                              ===================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of..........................................  $     --     $     1,329   $     9,919   $        752   $       --
                                                              ===================================================================
    ** Net of foreign withholding taxes on capital gains
       of...................................................  $     --     $       --    $       --    $        --    $       --
                                                              ===================================================================

    See Notes to Financial Statements

---------------------
    216

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE SIX MONTHS ENDED JULY 31, 2004 (UNAUDITED)


                                                               SUNAMERICA     MFS TOTAL       TELECOM      EQUITY       EQUITY
                                                                BALANCED        RETURN        UTILITY      INCOME        INDEX
   ------------------------------------------------------------------------------------------------------------------------------
   INCOME:
    Interest (unaffiliated).................................  $  2,465,457   $  7,625,083   $     2,138   $   6,366   $     2,421
    Dividends (unaffiliated)................................     1,385,787      5,080,257     1,413,814      94,853       401,801
    Dividends (affiliated)..................................           --             --            --          --          1,544
                                                              -------------------------------------------------------------------
        Total income*.......................................     3,851,244     12,705,340     1,415,952     101,219       405,766
                                                              -------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees.................     1,055,462      2,735,681       193,433      27,565        97,204
    Service fees:
      Class 2...............................................        20,170        104,409         2,712         --            --
      Class 3...............................................        10,917         97,021           226         --            --
    Custodian fees..........................................        75,720        147,877        28,082      25,834        27,830
    Distributions fees:
      Class 1...............................................           --          48,503         2,208         --            --
      Class 2...............................................           --          10,860           166         --            --
      Class 3...............................................           --           5,556             8         --            --
    Reports to investors....................................        25,255         62,093         3,950         728         7,280
    Auditing & tax fees.....................................        17,452         22,400        17,422      13,888        15,842
    Legal fees..............................................         1,336          1,400         1,240         854           902
    Trustees' fees..........................................         5,712         13,276           905         --            773
    Interest expense........................................         1,679            --            --           49           --
    Interest expense on securities sold short...............           --             --            --          --            --
    Other expenses..........................................         6,123         10,143         1,115         641         1,125
                                                              -------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, custody credits and fees paid
          indirectly........................................     1,219,826      3,259,219       251,467      69,559       150,956
        Fees waived and expenses reimbursed by investment
          adviser...........................................           --             --            --      (12,340)      (17,299)
        Custody credits earned on cash balances.............          (126)           (62)           (5)        (29)           (2)
        Fee paid indirectly (Note 5)........................           --         (64,919)       (2,382)        --            --
                                                              -------------------------------------------------------------------
        Net expenses........................................     1,219,700      3,194,238       249,080      57,190       133,655
                                                              -------------------------------------------------------------------
   Net investment income (loss).............................     2,631,544      9,511,102     1,166,872      44,029       272,111
                                                              -------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on unaffiliated
      investments**.........................................     8,360,108     31,761,255       417,246     177,015       (53,294)
    Net realized gain (loss) on affiliated investments......           --             --            --          --          7,263
    Net realized gain (loss) on securities sold short.......           --             --            --          --            --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities................................           --           9,118           143         --            --
    Net realized gain (loss) on options contracts and
      futures contracts.....................................           --             --            --          --         64,201
                                                              -------------------------------------------------------------------
    Net realized gain (loss) on investments, foreign
      currencies, securities sold short, options contracts
      and futures contracts.................................     8,360,108     31,770,373       417,389     177,015        18,170
                                                              -------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      unaffiliated investments..............................   (17,403,165)   (41,554,277)   (1,119,939)   (343,151)   (1,235,734)
    Change in unrealized appreciation (depreciation) on
      affiliated investments................................           --             --            --          --          6,839
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities..........................           --          (3,153)          --          --            --
    Change in unrealized appreciation (depreciation) on
      futures and options contracts.........................           --             --            --          --        (65,435)
    Change in unrealized appreciation (depreciation) on
      securities sold short.................................           --             --            --          --            --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)...........................           --             --            --          --            --
                                                              -------------------------------------------------------------------
   Net unrealized gain (loss) on investments, foreign
    currencies, options contracts, securities sold short,
    accrued capital gains tax and futures contracts.........   (17,403,165)   (41,557,430)   (1,119,939)   (343,151)   (1,294,330)
                                                              -------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments
    and foreign currencies..................................    (9,043,057)    (9,787,057)     (702,550)   (166,136)   (1,276,160)
                                                              -------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................  $ (6,411,513)  $   (275,955)  $   464,322   $(122,107)  $(1,004,049)
                                                              ===================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of..........................................  $      3,458   $     75,578   $    21,545   $     397   $       --
                                                              ===================================================================
    ** Net of foreign withholding taxes on capital gains
       of...................................................  $        --    $        --    $       --    $     --    $       --
                                                              ===================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE SIX MONTHS ENDED JULY 31, 2004 (UNAUDITED)

                                                                          FEDERATED       DAVIS
                                                            GROWTH-       AMERICAN       VENTURE       "DOGS" OF      ALLIANCE
                                                             INCOME      LEADERS***       VALUE       WALL STREET      GROWTH
   ------------------------------------------------------------------------------------------------------------------------------
   INCOME:
    Interest (unaffiliated).............................  $     32,841   $     8,092   $     35,259   $    4,375    $       2,464
    Dividends (unaffiliated)............................     5,644,195     2,718,656     20,538,116    1,811,813        4,750,298
    Dividends (affiliated)..............................           --            --         157,424          --               --
                                                          -----------------------------------------------------------------------
        Total income*...................................     5,677,036     2,726,748     20,730,799    1,816,188        4,752,762
                                                          -----------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees.............     2,719,463       869,239      8,040,778      399,161        3,420,417
    Service fees:
      Class 2...........................................        35,841        16,378        139,768       15,444           50,924
      Class 3...........................................        15,425        19,454        152,736       10,956           47,974
    Custodian fees......................................       121,551        40,563        467,680       32,211          134,786
    Distributions fees:
      Class 1...........................................       192,130        30,268         32,915          --           152,077
      Class 2...........................................         9,862         3,113          3,341          --             9,913
      Class 3...........................................         2,461         2,389          2,587          --             5,163
    Reports to investors................................        74,719        17,592        152,302        9,314           86,666
    Auditing & tax fees.................................        17,394        18,160         17,464       23,840           17,350
    Legal fees..........................................           978         1,336          1,516        1,324              617
    Trustees' fees......................................        16,562         4,184         36,290        2,158           19,003
    Interest expense....................................         2,828           --             --            89            6,002
    Interest expense on securities sold short...........           --            --             --           --               --
    Other expenses......................................        13,577         3,531         27,104        1,942           14,262
                                                          -----------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, custody credits and fees paid
          indirectly....................................     3,222,791     1,026,207      9,074,481      496,439        3,965,154
        Fees waived and expenses reimbursed by
          investment adviser............................           --            --             --           --               --
        Custody credits earned on cash balances.........           (50)           (7)          (412)          (6)             (45)
        Fee paid indirectly (Note 5)....................      (204,453)      (35,770)       (38,843)         --          (167,153)
                                                          -----------------------------------------------------------------------
        Net expenses....................................     3,018,288       990,430      9,035,226      496,433        3,797,956
                                                          -----------------------------------------------------------------------
   Net investment income (loss).........................     2,658,748     1,736,318     11,695,573    1,319,755          954,806
                                                          -----------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCIES:
    Net realized gain (loss) on unaffiliated
      investments**.....................................    11,383,344       198,217     21,953,241      105,923       42,473,098
    Net realized gain (loss) on affiliated
      investments.......................................           --            --         746,851          --               --
    Net realized gain (loss) on securities sold short...           --            --             --           --               --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities............................           --            --        (155,575)         --               --
    Net realized gain (loss) on options contracts and
      futures contracts.................................           --            --             --           --               --
                                                          -----------------------------------------------------------------------
    Net realized gain (loss) on investments, foreign
      currencies, securities sold short, options
      contracts and futures contracts...................    11,383,344       198,217     22,544,517      105,923       42,473,098
                                                          -----------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      unaffiliated investments..........................   (48,904,974)   (4,460,353)   (45,701,037)    (983,378)    (117,052,694)
    Change in unrealized appreciation (depreciation) on
      affiliated investments............................           --            --      (8,163,356)         --               --
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities......................           --            --          (2,283)         --               --
    Change in unrealized appreciation (depreciation) on
      futures and options contracts.....................           --            --             --           --               --
    Change in unrealized appreciation (depreciation) on
      securities sold short.............................           --            --             --           --               --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation).......................           --            --             --           --               --
                                                          -----------------------------------------------------------------------
   Net unrealized gain (loss) on investments, foreign
    currencies, options contracts, securities sold
    short, accrued capital gains tax and futures
    contracts...........................................   (48,904,974)   (4,460,353)   (53,866,676)    (983,378)    (117,052,694)
                                                          -----------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
    investments and foreign currencies..................   (37,521,630)   (4,262,136)   (31,322,159)    (877,455)     (74,579,596)
                                                          -----------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................  $(34,862,882)  $(2,525,818)  $(19,626,586)  $  442,300    $ (73,624,790)
                                                          =======================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of......................................  $      9,342   $    17,332   $    640,019   $      --     $      41,562
                                                          =======================================================================
    ** Net of foreign withholding taxes on capital gains
       of...............................................  $        --    $       --    $        --    $      --     $         --
                                                          =======================================================================

    *** See Note 1
    See Notes to Financial Statements

---------------------
    218

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE SIX MONTHS ENDED JULY 31, 2004 (UNAUDITED)

                                                                              MFS
                                                             GOLDMAN     MASSACHUSETTS      PUTNAM
                                                              SACHS        INVESTORS       GROWTH:       BLUE CHIP       REAL
                                                            RESEARCH       TRUST***       VOYAGER***      GROWTH        ESTATE
   ------------------------------------------------------------------------------------------------------------------------------
   INCOME:
    Interest (unaffiliated)..............................  $     2,395   $     68,262    $      6,366   $    12,889   $    31,661
    Dividends (unaffiliated).............................      208,236      2,087,339       1,293,207       217,484     3,987,721
    Dividends (affiliated)...............................          --             --            8,346           --            --
                                                           ----------------------------------------------------------------------
        Total income*....................................      210,631      2,155,601       1,307,919       230,373     4,019,382
                                                           ----------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees..............      183,784        962,617       1,160,896       178,961       674,494
    Service fees:
      Class 2............................................        4,839         21,832           7,776         9,867        17,314
      Class 3............................................          678         26,022           3,097         7,480        19,750
    Custodian fees.......................................       26,940         53,381          43,182        28,073        30,366
    Distributions fees:
      Class 1............................................          394         16,707          33,047           --            --
      Class 2............................................          107          2,142           1,282           --            --
      Class 3............................................           10          1,467             294           --            --
    Reports to investors.................................        4,004         21,360          21,611         7,826        10,707
    Auditing & tax fees..................................       14,640         17,460          17,406        15,540        17,468
    Legal fees...........................................        1,194          1,300           1,134         1,204         1,244
    Trustees' fees.......................................          448          4,535           4,904           783         1,744
    Interest expense.....................................          --             --              686           --             10
    Interest expense on securities sold short............          --             --              --            --            --
    Other expenses.......................................        1,010          4,260           6,642         1,294         2,332
                                                           ----------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, custody credits and fees paid
          indirectly.....................................      238,048      1,133,083       1,301,957       251,028       775,429
        Fees waived and expenses reimbursed by investment
          adviser........................................      (25,124)           --              --        (16,346)          --
        Custody credits earned on cash balances..........         (138)          (101)            (91)          (25)          (37)
        Fee paid indirectly (Note 5).....................         (511)       (20,316)        (34,623)          --            --
                                                           ----------------------------------------------------------------------
        Net expenses.....................................      212,275      1,112,666       1,267,243       234,657       775,392
                                                           ----------------------------------------------------------------------
   Net investment income (loss)..........................       (1,644)     1,042,935          40,676        (4,284)    3,243,990
                                                           ----------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on unaffiliated
      investments**......................................    2,026,948      5,268,153      12,042,462     1,146,939     5,348,725
    Net realized gain (loss) on affiliated investments...          --             --          328,978           --            --
    Net realized gain (loss) on securities sold short....          --             --              --            --            --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities.............................          --          (2,183)            --            --            --
    Net realized gain (loss) on options contracts and
      futures contracts..................................          --             --              --            --            --
                                                           ----------------------------------------------------------------------
    Net realized gain (loss) on investments, foreign
      currencies, securities sold short, options
      contracts and futures contracts....................    2,026,948      5,265,970      12,371,440     1,146,939     5,348,725
                                                           ----------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      unaffiliated investments...........................   (1,772,858)   (12,495,146)    (30,519,971)   (3,784,639)   (2,418,947)
    Change in unrealized appreciation (depreciation) on
      affiliated investments.............................          --             --         (233,087)          --            --
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities.......................          --          (1,089)            --            --            --
    Change in unrealized appreciation (depreciation) on
      futures and options contracts......................          --             --              --            --            --
    Change in unrealized appreciation (depreciation) on
      securities sold short..............................          --             --              --            --            --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)........................          --             --              --            --            --
                                                           ----------------------------------------------------------------------
   Net unrealized gain (loss) on investments, foreign
    currencies, options contracts, securities sold short,
    accrued capital gains tax and futures contracts......   (1,772,858)   (12,496,235)    (30,753,058)   (3,784,639)   (2,418,947)
                                                           ----------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...............................      254,090     (7,230,265)    (18,381,618)   (2,637,700)    2,929,778
                                                           ----------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS...........................................  $   252,446   $ (6,187,330)   $(18,340,942)  $(2,641,984)  $ 6,173,768
                                                           ======================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.......................................  $       --    $     42,469    $      2,860   $       --    $       --
                                                           ======================================================================
    ** Net of foreign withholding taxes on capital gains
       of................................................  $       --    $        --     $        --    $       --    $       --
                                                           ======================================================================

    *** See Note 1
    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE SIX MONTHS ENDED JULY 31, 2004 (UNAUDITED)


                                                              SMALL         MFS
                                                             COMPANY      MID-CAP       AGGRESSIVE       GROWTH         MARSICO
                                                              VALUE        GROWTH         GROWTH      OPPORTUNITIES     GROWTH
   ------------------------------------------------------------------------------------------------------------------------------
   INCOME:
    Interest (unaffiliated)................................  $ 2,208    $     26,389   $     71,105    $    28,609    $     8,918
    Dividends (unaffiliated)...............................   95,286         303,397        407,832         93,452        627,688
    Dividends (affiliated).................................      --              --             --             --             --
                                                             --------------------------------------------------------------------
        Total income*......................................   97,494         329,786        478,937        122,061        636,606
                                                             --------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees................   44,954       1,062,715        701,028        145,822        570,299
    Service fees:
      Class 2..............................................      --           40,117          9,427          5,391         30,560
      Class 3..............................................      --           49,081          4,779          3,831         20,412
    Custodian fees.........................................   25,803          50,299         35,036         27,958         33,517
    Distributions fees:
      Class 1..............................................      --            5,652            --             --             --
      Class 2..............................................      --            1,583            --             --             --
      Class 3..............................................      --            1,150            --             --             --
    Reports to investors...................................      726          18,954         13,833          5,824          7,467
    Auditing & tax fees....................................   14,396          17,414         17,414         14,756         17,458
    Legal fees.............................................      892           1,238            952          1,078          1,044
    Trustees' fees.........................................       47           4,537          3,375            526          2,064
    Interest expense.......................................      --              105            123            --             --
    Interest expense on securities sold short..............      --              --             --             --             --
    Other expenses.........................................      595           5,303          2,991          1,048          2,276
                                                             --------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, custody credits and fees paid
          indirectly.......................................   87,413       1,258,148        788,958        206,234        685,097
        Fees waived and expenses reimbursed by investment
          adviser..........................................  (15,482)            --             --          (2,556)           --
        Custody credits earned on cash balances............       (5)             (5)           (15)          (672)           (25)
        Fee paid indirectly (Note 5).......................      --           (8,385)           --             --             --
                                                             --------------------------------------------------------------------
        Net expenses.......................................   71,926       1,249,758        788,943        203,006        685,072
                                                             --------------------------------------------------------------------
   Net investment income (loss)............................   25,568        (919,972)      (310,006)       (80,945)       (48,466)
                                                             --------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on unaffiliated
      investments**........................................  265,867      12,468,831     13,173,064        866,625        411,451
    Net realized gain (loss) on affiliated investments.....      --              --             --             --             --
    Net realized gain (loss) on securities sold short......      --              --             --             --             --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities...............................      --          (11,417)           --             --         (47,155)
    Net realized gain (loss) on options contracts and
      futures contracts....................................      --              --         (21,573)           --             --
                                                             --------------------------------------------------------------------
    Net realized gain (loss) on investments, foreign
      currencies, securities sold short, options contracts
      and futures contracts................................  265,867      12,457,414     13,151,491        866,625        364,296
                                                             --------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      unaffiliated investments.............................  297,619     (28,628,774)   (14,868,561)    (4,390,068)    (7,611,449)
    Change in unrealized appreciation (depreciation) on
      affiliated investments...............................      --              --             --             --             --
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities.........................      --           (4,887)           --             --          22,462
    Change in unrealized appreciation (depreciation) on
      futures and options contracts........................      --              --         235,245            --             --
    Change in unrealized appreciation (depreciation) on
      securities sold short................................      --              --             --             --             --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)..........................      --              --             --             --             --
                                                             --------------------------------------------------------------------
   Net unrealized gain (loss) on investments, foreign
    currencies, options contracts, securities sold short,
    accrued capital gains tax and futures contracts........  297,619     (28,633,661)   (14,633,316)    (4,390,068)    (7,588,987)
                                                             --------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments
    and foreign currencies.................................  563,486     (16,176,247)    (1,481,825)    (3,523,443)    (7,224,691)
                                                             --------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.............................................  $589,054   $(17,096,219)  $ (1,791,831)   $(3,604,388)   $(7,273,157)
                                                             ====================================================================
   ---------------
     * Net of foreign withholding taxes on interest and
       dividends of........................................  $   220    $        535   $        --     $       --     $     8,941
                                                             ====================================================================
    ** Net of foreign withholding taxes on capital gains
       of..................................................  $   --     $        --    $        --     $       --     $       --
                                                             ====================================================================

    See Notes to Financial Statements

---------------------
    220

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE SIX MONTHS ENDED JULY 31, 2004 (UNAUDITED)

                                                                                  SMALL &     INTERNATIONAL
                                                                                  MID CAP      GROWTH AND        GLOBAL
                                                                  TECHNOLOGY       VALUE         INCOME         EQUITIES
   -----------------------------------------------------------------------------------------------------------------------
   INCOME:
    Interest (unaffiliated)....................................  $      1,699   $    13,518   $     16,191    $     99,214
    Dividends (unaffiliated)...................................        42,461       607,815      3,800,203       1,784,730
    Dividends (affiliated).....................................           --            --             --            8,875
                                                                 ---------------------------------------------------------
        Total income*..........................................        44,160       621,333      3,816,394       1,892,819
                                                                 ---------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees....................       374,874       485,872      1,335,374         976,751
    Service fees:
      Class 2..................................................         8,456        24,030         21,931           9,839
      Class 3..................................................         8,276        77,061         23,624           5,943
    Custodian fees.............................................        28,999        30,439        298,548         147,538
    Distributions fees:
      Class 1..................................................         6,692           --          32,481          44,575
      Class 2..................................................         1,637         1,441          4,178           2,501
      Class 3..................................................           906         3,177          2,885             705
    Reports to investors.......................................         3,600         4,417         18,190          18,712
    Auditing & tax fees........................................        17,458        24,804         27,430          21,294
    Legal fees.................................................         1,014         1,040          1,356           1,262
    Trustees' fees.............................................         1,027         1,091          4,551           4,385
    Interest expense...........................................         3,705           --              16           1,621
    Interest expense on securities sold short..................           --            --             --              --
    Other expenses.............................................         1,128         1,087          3,843           3,784
                                                                 ---------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, custody credits and fees paid
          indirectly...........................................       457,772       654,459      1,774,407       1,238,910
        Fees waived and expenses reimbursed by investment
          adviser..............................................           --            --             --              --
        Custody credits earned on cash balances................            (5)          (59)           (90)            (62)
        Fee paid indirectly (Note 5)...........................        (9,235)       (4,618)       (39,544)        (47,781)
                                                                 ---------------------------------------------------------
        Net expenses...........................................       448,532       649,782      1,734,773       1,191,067
                                                                 ---------------------------------------------------------
   Net investment income (loss)................................      (404,372)      (28,449)     2,081,621         701,752
                                                                 ---------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on unaffiliated investments**.....     4,890,314     2,935,555     17,350,005      14,812,762
    Net realized gain (loss) on affiliated investments.........           --            --             --          154,145
    Net realized gain (loss) on securities sold short..........           --            --             --              --
    Net realized foreign exchange gain (loss) on other assets
      and liabilities..........................................           --            --         (68,595)       (120,855)
    Net realized gain (loss) on options contracts and futures
      contracts................................................           --            --             --              --
                                                                 ---------------------------------------------------------
    Net realized gain (loss) on investments, foreign
      currencies, securities sold short, options contracts and
      futures contracts........................................     4,890,314     2,935,555     17,281,410      14,846,052
                                                                 ---------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      unaffiliated investments.................................   (18,555,393)   (1,677,427)   (19,176,776)    (27,207,201)
    Change in unrealized appreciation (depreciation) on
      affiliated investments...................................           --            --             --          (63,233)
    Change in unrealized foreign exchange gain (loss) on other
      assets and liabilities...................................           --            --         (15,441)        (11,964)
    Change in unrealized appreciation (depreciation) on futures
      and options contracts....................................           --            --             --              --
    Change in unrealized appreciation (depreciation) on
      securities sold short....................................           --            --             --              --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)..............................           --            --          33,044             --
                                                                 ---------------------------------------------------------
   Net unrealized gain (loss) on investments, foreign
    currencies, options contracts, securities sold short,
    accrued capital gains tax and futures contracts............   (18,555,393)   (1,677,427)   (19,159,173)    (27,282,398)
                                                                 ---------------------------------------------------------
   Net realized and unrealized gain (loss) on investments and
    foreign currencies.........................................   (13,665,079)    1,258,128     (1,877,763)    (12,436,346)
                                                                 ---------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.................................................  $(14,069,451)  $ 1,229,679   $    203,858    $(11,734,594)
                                                                 =========================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.............................................  $      2,011   $     1,987   $    523,879    $    150,465
                                                                 =========================================================
    ** Net of foreign withholding taxes on capital gains of....  $        --    $       --    $     34,219    $        --
                                                                 =========================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE SIX MONTHS ENDED JULY 31, 2004 (UNAUDITED)


                                                                 INTERNATIONAL
                                                                  DIVERSIFIED      EMERGING       FOREIGN
                                                                   EQUITIES        MARKETS         VALUE
   --------------------------------------------------------------------------------------------------------
   INCOME:
    Interest (unaffiliated)....................................  $     87,182    $      3,219   $    45,618
    Dividends (unaffiliated)...................................     3,646,192       1,665,986     2,393,131
    Dividends (affiliated).....................................           --              --            --
                                                                 ------------------------------------------
        Total income*..........................................     3,733,374       1,669,205     2,438,749
                                                                 ------------------------------------------
   EXPENSES:
    Investment advisory and management fees....................     1,383,910         723,669       609,354
    Service fees:
      Class 2..................................................        26,682           6,998        30,951
      Class 3..................................................        68,667           6,775       113,032
    Custodian fees.............................................       274,847         141,451       132,670
    Distributions fees:
      Class 1..................................................         3,121          22,225           --
      Class 2..................................................           543           2,088           624
      Class 3..................................................           764           1,232         1,546
    Reports to investors.......................................        17,488           6,629         5,466
    Auditing & tax fees........................................        21,548          21,574        29,576
    Legal fees.................................................         1,384           1,206         1,132
    Trustees' fees.............................................         4,423           1,919         1,556
    Interest expense...........................................           --            1,849           --
    Interest expense on securities sold short..................           --              --            --
    Other expenses.............................................         3,925           2,159         1,424
                                                                 ------------------------------------------
        Total expenses before fee waivers, expense
         reimbursements, custody credits and fees paid
         indirectly............................................     1,807,302         939,774       927,331
        Fees waived and expenses reimbursed by investment
         adviser...............................................           --              --            --
        Custody credits earned on cash balances................          (231)           (172)         (188)
        Fee paid indirectly (Note 5)...........................        (4,428)        (25,545)       (2,170)
                                                                 ------------------------------------------
        Net expenses...........................................     1,802,643         914,057       924,973
                                                                 ------------------------------------------
   Net investment income (loss)................................     1,930,731         755,148     1,513,776
                                                                 ------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on unaffiliated investments**.....     7,150,390       7,327,963     1,325,948
    Net realized gain (loss) on affiliated investments.........           --              --            --
    Net realized gain (loss) on securities sold short..........           --              --            --
    Net realized foreign exchange gain (loss) on other assets
      and liabilities..........................................       528,008        (140,631)        5,200
    Net realized gain (loss) on options contracts and futures
      contracts................................................     2,431,216             --            --
                                                                 ------------------------------------------
    Net realized gain (loss) on investments, foreign
      currencies, securities sold short, options contracts and
      futures contracts........................................    10,109,614       7,187,332     1,331,148
                                                                 ------------------------------------------
    Change in unrealized appreciation (depreciation) on
      unaffiliated investments.................................   (13,796,200)    (17,913,588)   (5,923,554)
    Change in unrealized appreciation (depreciation) on
      affiliated investments...................................           --              --            --
    Change in unrealized foreign exchange gain (loss) on other
      assets and liabilities...................................    (1,277,198)        (13,354)       (7,158)
    Change in unrealized appreciation (depreciation) on futures
      and options contracts....................................    (1,707,510)            --            --
    Change in unrealized appreciation (depreciation) on
      securities sold short....................................           --              --            --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)..............................       160,595         499,457           --
                                                                 ------------------------------------------
   Net unrealized gain (loss) on investments, foreign
    currencies, options contracts, securities sold short,
    accrued capital gains tax and futures contracts............   (16,620,313)    (17,427,485)   (5,930,712)
                                                                 ------------------------------------------
   Net realized and unrealized gain (loss) on investments and
    foreign currencies.........................................    (6,510,699)    (10,240,153)   (4,599,564)
                                                                 ------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.................................................  $ (4,579,968)   $ (9,485,005)  $(3,085,788)
                                                                 ==========================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.............................................  $    463,810    $    246,126   $   351,763
                                                                 ==========================================
    ** Net of foreign withholding taxes on capital gains of....  $     27,141    $     49,018   $       --
                                                                 ==========================================

    See Notes to Financial Statements

---------------------
    222

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS

                                                          CASH                            CORPORATE                   GLOBAL
                                                       MANAGEMENT                           BOND                       BOND
                                            --------------------------------   -------------------------------   ----------------
                                                FOR THE           FOR THE          FOR THE          FOR THE          FOR THE
                                            SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED
                                             JULY 31, 2004      JANUARY 31,     JULY 31, 2004     JANUARY 31,     JULY 31, 2004
                                              (UNAUDITED)          2004          (UNAUDITED)          2004         (UNAUDITED)
   ------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $  1,119,468     $   2,870,485     $ 10,418,085     $ 20,142,152     $  1,923,088
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......             246            (5,964)         492,817        2,671,024        6,477,885
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................         (92,324)            4,660       (8,651,638)      17,554,796       (8,381,187)
                                            -------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............       1,027,390         2,869,181        2,259,264       40,367,972           19,786
                                            -------------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --         (6,334,787)             --       (16,335,449)             --
   Net investment income -- Class 2.......             --         (1,201,805)             --        (2,990,626)             --
   Net investment income -- Class 3.......             --         (1,056,430)             --        (1,119,413)             --
   Net realized gain on
     investments -- Class 1...............             --                --               --               --               --
   Net realized gain on
     investments -- Class 2...............             --                --               --               --               --
   Net realized gain on
     investments -- Class 3...............             --                --               --               --               --
                                            -------------------------------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................             --         (8,593,022)             --       (20,445,488)             --
                                            -------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................      84,593,083      (186,248,442)      18,607,418       36,361,613       (6,140,187)
                                            -------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................      85,620,473      (191,972,283)      20,866,682       56,284,097       (6,120,401)
   NET ASSETS:
   Beginning of period....................    $358,888,822     $ 550,861,105     $362,902,101     $306,618,004     $137,593,218
                                            -------------------------------------------------------------------------------------
   End of period+.........................    $444,509,295     $ 358,888,822     $383,768,783     $362,902,101     $131,472,817
                                            =====================================================================================

   ---------------
   + Includes undistributed net investment
     income (loss)........................    $  3,989,953     $   2,870,485     $ 30,487,902     $ 20,069,817     $    359,661
                                            =====================================================================================


                                               GLOBAL
                                                BOND
                                            -------------
                                               FOR THE
                                             YEAR ENDED
                                             JANUARY 31,
                                                2004
   ---------------------------------------  -------------
   OPERATIONS:
   Net investment income (loss)...........  $  4,441,344
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......     2,605,197
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................    (1,904,416)
                                            -------------
   Net increase (decrease) in net assets
     resulting from operations............     5,142,125
                                            -------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --
   Net investment income -- Class 2.......           --
   Net investment income -- Class 3.......           --
   Net realized gain on
     investments -- Class 1...............           --
   Net realized gain on
     investments -- Class 2...............           --
   Net realized gain on
     investments -- Class 3...............           --
                                            -------------
   Total dividends and distributions to
     shareholders.........................           --
                                            -------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (11,487,517)
                                            -------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    (6,345,392)
   NET ASSETS:
   Beginning of period....................  $143,938,610
                                            -------------
   End of period+.........................  $137,593,218
                                            =============
   ---------------
   + Includes undistributed net investment
     income (loss)........................  $ (1,563,427)
                                            =============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                      HIGH-YIELD                         WORLDWIDE                 SUNAMERICA
                                                         BOND                           HIGH INCOME                 BALANCED
                                            -------------------------------   -------------------------------   ----------------
                                                FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                            SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED
                                             JULY 31, 2004     JANUARY 31,     JULY 31, 2004     JANUARY 31,     JULY 31, 2004
                                              (UNAUDITED)          2004         (UNAUDITED)          2004         (UNAUDITED)
   -----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $ 16,092,602     $ 29,519,511     $  3,389,382     $  6,968,100     $  2,631,544
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......      11,517,288       12,512,874         (326,279)      (2,088,919)       8,360,108
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................     (25,752,092)      49,998,073       (4,013,887)      16,767,600      (17,403,165)
                                            ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............       1,857,798       92,030,458         (950,784)      21,646,781       (6,411,513)
                                            ------------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --       (19,768,997)             --        (7,298,299)             --
   Net investment income -- Class 2.......             --        (2,620,814)             --          (475,914)             --
   Net investment income -- Class 3.......             --        (1,357,697)             --           (49,232)             --
   Net realized gain on
     investments -- Class 1...............             --               --               --               --               --
   Net realized gain on
     investments -- Class 2...............             --               --               --               --               --
   Net realized gain on
     investments -- Class 3...............             --               --               --               --               --
                                            ------------------------------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................             --       (23,747,508)             --        (7,823,445)             --
                                            ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................     (39,314,807)      72,817,066       (6,802,100)       5,151,054      (22,509,168)
                                            ------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     (37,457,009)     141,100,016       (7,752,884)      18,974,390      (28,920,681)
   NET ASSETS:
   Beginning of period....................    $384,555,448     $243,455,432     $100,174,963     $ 81,200,573     $352,532,044
                                            ------------------------------------------------------------------------------------
   End of period+.........................    $347,098,439     $384,555,448     $ 92,422,079     $100,174,963     $323,611,363
                                            ====================================================================================

   ---------------
   + Includes undistributed net investment
     income (loss)........................    $ 45,412,164     $ 29,319,562     $  9,002,241     $  5,867,155     $  7,496,097
                                            ====================================================================================


                                             SUNAMERICA
                                              BALANCED
                                            -------------
                                               FOR THE
                                             YEAR ENDED
                                             JANUARY 31,
                                                2004
   ---------------------------------------  -------------
   OPERATIONS:
   Net investment income (loss)...........  $  4,864,553
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......    (9,205,438)
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................    61,718,246
                                            -------------
   Net increase (decrease) in net assets
     resulting from operations............    57,377,361
                                            -------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (7,022,186)
   Net investment income -- Class 2.......      (523,720)
   Net investment income -- Class 3.......       (80,906)
   Net realized gain on
     investments -- Class 1...............            --
   Net realized gain on
     investments -- Class 2...............            --
   Net realized gain on
     investments -- Class 3...............            --
                                            -------------
   Total dividends and distributions to
     shareholders.........................    (7,626,812)
                                            -------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (28,040,782)
                                            -------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    21,709,767
   NET ASSETS:
   Beginning of period....................  $330,822,277
                                            -------------
   End of period+.........................  $352,532,044
                                            =============
   ---------------
   + Includes undistributed net investment
     income (loss)........................  $  4,864,553
                                            =============

    See Notes to Financial Statements

---------------------
    224

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                       MFS TOTAL                         TELECOM                    EQUITY
                                                        RETURN                           UTILITY                    INCOME
                                            -------------------------------   ------------------------------   ----------------
                                                FOR THE          FOR THE          FOR THE          FOR THE         FOR THE
                                            SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED
                                             JULY 31, 2004     JANUARY 31,     JULY 31, 2004     JANUARY 31,    JULY 31, 2004
                                              (UNAUDITED)          2004         (UNAUDITED)         2004         (UNAUDITED)
   ----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $  9,511,102     $ 16,800,565     $ 1,166,872      $ 2,606,156      $   44,029
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......      31,770,373       13,400,837         417,389          (65,397)        177,015
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................     (41,557,430)     105,647,385      (1,119,939)       8,747,377        (343,151)
                                            -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............        (275,955)     135,848,787         464,322       11,288,136        (122,107)
                                            -----------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --       (24,520,410)            --        (2,997,326)            --
   Net investment income -- Class 2.......             --        (5,037,521)            --          (212,309)            --
   Net investment income -- Class 3.......             --        (1,642,445)            --           (10,601)            --
   Net realized gain on
     investments -- Class 1...............             --                               --                               --
   Net realized gain on
     investments -- Class 2...............             --                               --                               --
   Net realized gain on
     investments -- Class 3...............             --                               --                               --
                                            -----------------------------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................             --       (31,200,376)            --        (3,220,236)            --
                                            -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................      20,712,766      110,901,983      (5,391,235)      (9,698,179)       (657,488)
                                            -----------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................      20,436,811      215,550,394      (4,926,913)      (1,630,279)       (779,595)
   NET ASSETS:
   Beginning of period....................    $830,792,434     $615,242,040     $54,920,348      $56,550,627      $8,715,148
                                            -----------------------------------------------------------------------------------
   End of period+.........................    $851,229,245     $830,792,434     $49,993,435      $54,920,348      $7,935,553
                                            ===================================================================================

   ---------------
   + Includes undistributed net investment
     income (loss)........................    $ 11,143,145     $  1,632,043     $ 3,773,403      $ 2,642,114      $  145,164
                                            ===================================================================================


                                              EQUITY
                                              INCOME
                                            -----------
                                              FOR THE
                                            YEAR ENDED
                                            JANUARY 31,
                                               2004
   ---------------------------------------  -----------
   OPERATIONS:
   Net investment income (loss)...........  $  101,135
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......    (272,717)
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................   2,212,744
                                            -----------
   Net increase (decrease) in net assets
     resulting from operations............   2,041,162
                                            -----------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (124,547)
   Net investment income -- Class 2.......          --
   Net investment income -- Class 3.......          --
   Net realized gain on
     investments -- Class 1...............          --
   Net realized gain on
     investments -- Class 2...............          --
   Net realized gain on
     investments -- Class 3...............          --
                                            -----------
   Total dividends and distributions to
     shareholders.........................    (124,547)
                                            -----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................     349,060
                                            -----------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   2,265,675
   NET ASSETS:
   Beginning of period....................  $6,449,473
                                            -----------
   End of period+.........................  $8,715,148
                                            ===========
   ---------------
   + Includes undistributed net investment
     income (loss)........................  $  101,135
                                            ===========

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                                                    FEDERATED
                                                        EQUITY                                                       AMERICAN
                                                        INDEX                          GROWTH-INCOME                 LEADERS*
                                            ------------------------------   ---------------------------------   ----------------
                                                FOR THE          FOR THE         FOR THE           FOR THE           FOR THE
                                            SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED
                                             JULY 31, 2004     JANUARY 31,    JULY 31, 2004      JANUARY 31,      JULY 31, 2004
                                              (UNAUDITED)         2004         (UNAUDITED)           2004          (UNAUDITED)
   ------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $   272,111      $   513,854    $    2,658,748    $    6,409,220     $  1,736,318
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......         18,170           (1,173)       11,383,344        51,494,491          198,217
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................     (1,294,330)      11,987,942       (48,904,974)      220,097,315       (4,460,353)
                                            -------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............     (1,004,049)      12,500,623       (34,862,882)      278,001,026       (2,525,818)
                                            -------------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......            --          (463,680)              --         (8,970,910)             --
   Net investment income -- Class 2.......            --               --                --           (382,328)             --
   Net investment income -- Class 3.......            --               --                --            (58,939)             --
   Net realized gain on
     investments -- Class 1...............            --               --                --                --               --
   Net realized gain on
     investments -- Class 2...............            --               --                --                --               --
   Net realized gain on
     investments -- Class 3...............            --               --                --                --               --
                                            -------------------------------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................            --          (463,680)              --         (9,412,177)             --
                                            -------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................     (1,258,270)          (6,928)      (87,349,928)     (141,640,992)      (5,425,822)
                                            -------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     (2,262,319)      12,030,015      (122,212,810)      126,947,857       (7,951,640)
   NET ASSETS:
   Beginning of period....................    $49,616,167      $37,586,152    $1,042,285,679    $  915,337,822     $255,863,558
                                            -------------------------------------------------------------------------------------
   End of period+.........................    $47,353,848      $49,616,167    $  920,072,869    $1,042,285,679     $247,911,918
                                            =====================================================================================

   ---------------
   + Includes undistributed net investment
     income (loss)........................    $   781,316      $   509,205    $    9,067,968    $    6,409,220     $  5,327,825
                                            =====================================================================================

                                              FEDERATED
                                              AMERICAN
                                              LEADERS*
                                            -------------
                                               FOR THE
                                             YEAR ENDED
                                             JANUARY 31,
                                                2004
   ---------------------------------------  -------------
   OPERATIONS:
   Net investment income (loss)...........  $  3,591,506
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......    (3,170,718)
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................    63,980,420
                                            -------------
   Net increase (decrease) in net assets
     resulting from operations............    64,401,208
                                            -------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (3,127,828)
   Net investment income -- Class 2.......      (272,374)
   Net investment income -- Class 3.......       (66,453)
   Net realized gain on
     investments -- Class 1...............            --
   Net realized gain on
     investments -- Class 2...............            --
   Net realized gain on
     investments -- Class 3...............            --
                                            -------------
   Total dividends and distributions to
     shareholders.........................    (3,466,655)
                                            -------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (14,274,820)
                                            -------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    46,659,733
   NET ASSETS:
   Beginning of period....................  $209,203,825
                                            -------------
   End of period+.........................  $255,863,558
                                            =============
   ---------------
   + Includes undistributed net investment
     income (loss)........................  $  3,591,507
                                            =============

    *See Note 1
    See Notes to Financial Statements

---------------------
    226

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                          DAVIS
                                                         VENTURE                           "DOGS" OF                  ALLIANCE
                                                          VALUE                           WALL STREET                  GROWTH
                                            --------------------------------------------------------------------------------------
                                                FOR THE           FOR THE           FOR THE          FOR THE          FOR THE
                                            SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED
                                             JULY 31, 2004      JANUARY 31,      JULY 31, 2004     JANUARY 31,     JULY 31, 2004
                                              (UNAUDITED)           2004          (UNAUDITED)          2004         (UNAUDITED)
   -------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........   $   11,695,573    $   19,375,078     $  1,319,755     $  3,053,169    $      954,806
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......       22,544,517       (56,139,940)         105,923        3,968,655        42,473,098
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................      (53,866,676)      674,070,848         (983,378)      22,930,188      (117,052,694)
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............      (19,626,586)      637,305,986          442,300       29,952,012       (73,624,790)
                                            --------------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......              --        (14,827,986)             --        (2,565,250)              --
   Net investment income -- Class 2.......              --         (1,015,385)             --          (406,812)              --
   Net investment income -- Class 3.......              --           (345,416)             --          (110,587)              --
   Net realized gain on
     investments -- Class 1...............              --                --               --               --                --
   Net realized gain on
     investments -- Class 2...............              --                --               --               --                --
   Net realized gain on
     investments -- Class 3...............              --                --               --               --                --
                                            --------------------------------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................              --        (16,188,787)             --        (3,082,649)              --
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................      (55,056,180)      (68,224,010)       1,680,292       (5,385,474)      (95,797,761)
                                            --------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................      (74,682,766)      552,893,189        2,122,592       21,483,889      (169,422,551)
   NET ASSETS:
   Beginning of period....................   $2,268,549,657    $1,715,656,468     $131,890,471     $110,406,582    $1,201,096,604
                                            --------------------------------------------------------------------------------------
   End of period+.........................   $2,193,866,891    $2,268,549,657     $134,013,063     $131,890,471    $1,031,674,053
                                            ======================================================================================

   ---------------
   + Includes undistributed net investment
     income (loss)........................   $   30,908,452    $   19,212,879     $  4,372,923     $  3,053,168    $    4,106,728
                                            ======================================================================================


                                               ALLIANCE
                                                GROWTH
                                            ---------------
                                                FOR THE
                                              YEAR ENDED
                                              JANUARY 31,
                                                 2004
   ---------------------------------------  ---------------
   OPERATIONS:
   Net investment income (loss)...........  $    3,151,922
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......     (45,303,894)
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................     356,869,094
                                            ---------------
   Net increase (decrease) in net assets
     resulting from operations............     314,717,122
                                            ---------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......      (2,702,481)
   Net investment income -- Class 2.......         (64,464)
   Net investment income -- Class 3.......         (12,773)
   Net realized gain on
     investments -- Class 1...............             --
   Net realized gain on
     investments -- Class 2...............             --
   Net realized gain on
     investments -- Class 3...............             --
                                            ---------------
   Total dividends and distributions to
     shareholders.........................      (2,779,718)
                                            ---------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (163,023,250)
                                            ---------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     148,914,154
   NET ASSETS:
   Beginning of period....................  $1,052,182,450
                                            ---------------
   End of period+.........................  $1,201,096,604
                                            ===============
   ---------------
   + Includes undistributed net investment
     income (loss)........................  $    3,151,922
                                            ===============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                    GOLDMAN SACHS                   MFS MASSACHUSETTS
                                                       RESEARCH                     INVESTORS TRUST*
                                            ----------------------------------------------------------------
                                                FOR THE          FOR THE         FOR THE          FOR THE
                                            SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                             JULY 31, 2004     JANUARY 31,    JULY 31, 2004     JANUARY 31,
                                              (UNAUDITED)         2004         (UNAUDITED)          2004
   ---------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $    (1,644)     $   (18,749)    $  1,042,935     $  2,133,844
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......      2,026,948        2,600,032        5,265,970        4,342,171
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................     (1,772,858)       4,544,977      (12,496,235)      55,384,477
                                            ----------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............        252,446        7,126,260       (6,187,330)      61,860,492
                                            ----------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......            --               --               --        (1,856,895)
   Net investment income -- Class 2.......            --               --               --          (173,903)
   Net investment income -- Class 3.......            --               --               --           (71,576)
   Net realized gain on
     investments -- Class 1...............            --               --               --               --
   Net realized gain on
     investments -- Class 2...............            --               --               --               --
   Net realized gain on
     investments -- Class 3...............            --               --               --               --
                                            ----------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................            --               --               --        (2,102,374)
                                            ----------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................     (1,205,991)      (4,304,328)      (8,545,650)      (5,390,340)
                                            ----------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................       (953,545)       2,821,932      (14,732,980)      54,367,778
   NET ASSETS:
   Beginning of period....................    $30,854,154      $28,032,222     $283,310,928     $228,943,150
                                            ----------------------------------------------------------------
   End of period+.........................    $29,900,609      $30,854,154     $268,577,948     $283,310,928
                                            ================================================================

   ---------------
   + Includes undistributed net investment
     income (loss)........................    $    (1,644)     $       --      $  3,164,517     $  2,121,582
                                            ================================================================

                                                     PUTNAM GROWTH:
                                                        VOYAGER*
                                            --------------------------------
                                                FOR THE           FOR THE
                                            SIX MONTHS ENDED    YEAR ENDED
                                             JULY 31, 2004      JANUARY 31,
                                              (UNAUDITED)          2004
   ---------------------------------------  --------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $     40,676     $    326,945
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......      12,371,440        1,506,896
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................     (30,753,058)      74,224,871
                                            --------------------------------
   Net increase (decrease) in net assets
     resulting from operations............     (18,340,942)      76,058,712
                                            --------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --          (735,034)
   Net investment income -- Class 2.......             --           (13,201)
   Net investment income -- Class 3.......             --            (1,588)
   Net realized gain on
     investments -- Class 1...............             --               --
   Net realized gain on
     investments -- Class 2...............             --               --
   Net realized gain on
     investments -- Class 3...............             --               --
                                            --------------------------------
   Total dividends and distributions to
     shareholders.........................             --          (749,823)
                                            --------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................     (26,402,988)     (54,310,131)
                                            --------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     (44,743,930)      20,998,758
   NET ASSETS:
   Beginning of period....................    $301,751,878     $280,753,120
                                            --------------------------------
   End of period+.........................    $257,007,948     $301,751,878
                                            ================================
   ---------------
   + Includes undistributed net investment
     income (loss)........................    $    367,621     $    326,945
                                            ================================

    *See Note 1
    See Notes to Financial Statements

---------------------
    228

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                      BLUE CHIP                           REAL
                                                        GROWTH                           ESTATE
                                            ----------------------------------------------------------------
                                                FOR THE          FOR THE         FOR THE          FOR THE
                                            SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                             JULY 31, 2004     JANUARY 31,    JULY 31, 2004     JANUARY 31,
                                              (UNAUDITED)         2004         (UNAUDITED)          2004
   ---------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $    (4,284)     $    52,387     $  3,243,990     $  5,113,571
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......      1,146,939           57,945        5,348,725        6,377,585
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................     (3,784,639)       9,855,419       (2,418,947)      41,520,146
                                            ----------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............     (2,641,984)       9,965,751        6,173,768       53,011,302
                                            ----------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......            --           (46,789)             --        (3,211,729)
   Net investment income -- Class 2.......            --            (3,369)             --          (473,315)
   Net investment income -- Class 3.......            --               --               --          (151,743)
   Net realized gain on
     investments -- Class 1...............            --               --               --               --
   Net realized gain on
     investments -- Class 2...............            --               --               --               --
   Net realized gain on
     investments -- Class 3...............            --               --               --               --
                                            ----------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................            --           (50,158)             --        (3,836,787)
                                            ----------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................      1,279,387       13,518,622       (6,895,633)      18,097,359
                                            ----------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     (1,362,597)      23,434,215         (721,865)      67,271,874
   NET ASSETS:
   Beginning of period....................    $51,822,867      $28,388,652     $174,903,761     $107,631,887
                                            ----------------------------------------------------------------
   End of period+.........................    $50,460,270      $51,822,867     $174,181,896     $174,903,761
                                            ================================================================

   ---------------
   + Includes undistributed net investment
     income (loss)........................    $    48,103      $    52,387     $  8,357,561     $  5,113,571
                                            ================================================================

                                                    SMALL COMPANY
                                                        VALUE
                                            ------------------------------
                                                FOR THE          FOR THE
                                            SIX MONTHS ENDED   YEAR ENDED
                                             JULY 31, 2004     JANUARY 31,
                                              (UNAUDITED)         2004
   ---------------------------------------  ------------------------------
   OPERATIONS:
   Net investment income (loss)...........     $   25,568      $  (21,511)
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......        265,867         120,710
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................        297,619       2,313,851
                                            ------------------------------
   Net increase (decrease) in net assets
     resulting from operations............        589,054       2,413,050
                                            ------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......            --              --
   Net investment income -- Class 2.......            --              --
   Net investment income -- Class 3.......            --              --
   Net realized gain on
     investments -- Class 1...............            --              --
   Net realized gain on
     investments -- Class 2...............            --              --
   Net realized gain on
     investments -- Class 3...............            --              --
                                            ------------------------------
   Total dividends and distributions to
     shareholders.........................            --              --
                                            ------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................        369,544         367,101
                                            ------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................        958,598       2,780,151
   NET ASSETS:
   Beginning of period....................     $8,562,302      $5,782,151
                                            ------------------------------
   End of period+.........................     $9,520,900      $8,562,302
                                            ==============================
   ---------------
   + Includes undistributed net investment
     income (loss)........................     $   25,568      $      --
                                            ==============================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                      MFS MID-CAP                       AGGRESSIVE
                                                        GROWTH                            GROWTH
                                            -----------------------------------------------------------------
                                                FOR THE          FOR THE          FOR THE          FOR THE
                                            SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                             JULY 31, 2004     JANUARY 31,     JULY 31, 2004     JANUARY 31,
                                              (UNAUDITED)          2004         (UNAUDITED)          2004
   ----------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $   (919,972)    $   (972,924)    $   (310,006)    $   (753,306)
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......      12,457,414       21,325,901       13,151,491        2,504,097
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................     (28,633,661)      53,247,139      (14,633,316)      49,884,759
                                            -----------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............     (17,096,219)      73,600,116       (1,791,831)      51,635,550
                                            -----------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --               --               --               --
   Net investment income -- Class 2.......             --               --               --               --
   Net investment income -- Class 3.......             --               --               --               --
   Net realized gain on
     investments -- Class 1...............             --               --               --               --
   Net realized gain on
     investments -- Class 2...............             --               --               --               --
   Net realized gain on
     investments -- Class 3...............             --               --               --               --
                                            -----------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................             --               --               --               --
                                            -----------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................     (10,654,323)      60,027,125      (28,955,010)        (436,206)
                                            -----------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     (27,750,542)     133,627,241      (30,746,841)      51,199,344
   NET ASSETS:
   Beginning of period....................    $285,350,175     $151,722,934     $214,827,201     $163,627,857
                                            -----------------------------------------------------------------
   End of period+.........................    $257,599,633     $285,350,175     $184,080,360     $214,827,201
                                            =================================================================

   ---------------
   + Includes undistributed net investment
     income (loss)........................    $   (919,972)    $        --      $   (310,006)    $        --
                                            =================================================================

                                                        GROWTH
                                                     OPPORTUNITIES
                                            -------------------------------
                                                FOR THE          FOR THE
                                            SIX MONTHS ENDED    YEAR ENDED
                                             JULY 31, 2004     JANUARY 31,
                                              (UNAUDITED)          2004
   ---------------------------------------  -------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $   (80,945)     $  (147,212)
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......        866,625        3,488,015
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................     (4,390,068)       5,968,876
                                            -------------------------------
   Net increase (decrease) in net assets
     resulting from operations............     (3,604,388)       9,309,679
                                            -------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......            --               --
   Net investment income -- Class 2.......            --               --
   Net investment income -- Class 3.......            --               --
   Net realized gain on
     investments -- Class 1...............            --               --
   Net realized gain on
     investments -- Class 2...............            --               --
   Net realized gain on
     investments -- Class 3...............            --               --
                                            -------------------------------
   Total dividends and distributions to
     shareholders.........................            --               --
                                            -------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................     (5,886,862)      16,683,060
                                            -------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     (9,491,250)      25,992,739
   NET ASSETS:
   Beginning of period....................    $41,865,310      $15,872,571
                                            -------------------------------
   End of period+.........................    $32,374,060      $41,865,310
                                            ===============================
   ---------------
   + Includes undistributed net investment
     income (loss)........................    $   (80,945)     $       --
                                            ===============================

    See Notes to Financial Statements

---------------------
    230

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                                                   SMALL &
                                                        MARSICO                                                    MID CAP
                                                        GROWTH                          TECHNOLOGY                  VALUE
                                            -----------------------------------------------------------------------------------
                                                FOR THE          FOR THE          FOR THE          FOR THE         FOR THE
                                            SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED
                                             JULY 31, 2004     JANUARY 31,     JULY 31, 2004     JANUARY 31,    JULY 31, 2004
                                              (UNAUDITED)          2004         (UNAUDITED)         2004         (UNAUDITED)
   ----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $    (48,466)    $   (273,379)    $   (404,372)    $  (635,972)    $    (28,449)
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......         364,296        1,860,886        4,890,314       3,779,732        2,935,555
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................      (7,588,987)      23,832,774      (18,555,393)     18,130,268       (1,677,427)
                                            -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............      (7,273,157)      25,420,281      (14,069,451)     21,274,028        1,229,679
                                            -----------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --               --               --              --               --
   Net investment income -- Class 2.......             --               --               --              --               --
   Net investment income -- Class 3.......             --               --               --              --               --
   Net realized gain on
     investments -- Class 1...............             --               --               --              --               --
   Net realized gain on
     investments -- Class 2...............             --               --               --              --               --
   Net realized gain on
     investments -- Class 3...............             --               --               --              --               --
                                            -----------------------------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................             --               --               --              --               --
                                            -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................      (6,757,723)      48,677,952      (22,170,847)     29,883,570       46,835,902
                                            -----------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     (14,030,880)      74,098,233      (36,240,298)     51,157,598       48,065,581
   NET ASSETS:
   Beginning of period....................    $137,117,948     $ 63,019,715     $ 79,617,555     $28,459,957     $ 68,656,806
                                            -----------------------------------------------------------------------------------
   End of period+.........................    $123,087,068     $137,117,948     $ 43,377,257     $79,617,555     $116,722,387
                                            ===================================================================================

   ---------------
   + Includes undistributed net investment
     income (loss)........................    $    (36,197)    $     12,268     $   (404,372)    $       --      $    (28,449)
                                            ===================================================================================

                                              SMALL &
                                              MID CAP
                                               VALUE
                                            ------------
                                              FOR THE
                                             YEAR ENDED
                                            JANUARY 31,
                                                2004
   ---------------------------------------  ------------
   OPERATIONS:
   Net investment income (loss)...........  $   (44,307)
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......      690,808
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................   10,341,471
                                            ------------
   Net increase (decrease) in net assets
     resulting from operations............   10,987,972
                                            ------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......          --
   Net investment income -- Class 2.......       (8,167)
   Net investment income -- Class 3.......       (2,255)
   Net realized gain on
     investments -- Class 1...............          --
   Net realized gain on
     investments -- Class 2...............     (116,004)
   Net realized gain on
     investments -- Class 3...............     (172,417)
                                            ------------
   Total dividends and distributions to
     shareholders.........................     (298,843)
                                            ------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   49,974,759
                                            ------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   60,663,888
   NET ASSETS:
   Beginning of period....................  $ 7,992,918
                                            ------------
   End of period+.........................  $68,656,806
                                            ============
   ---------------
   + Includes undistributed net investment
     income (loss)........................  $       --
                                            ============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                     INTERNATIONAL
                                                      GROWTH AND                          GLOBAL
                                                        INCOME                           EQUITIES
                                            -----------------------------------------------------------------
                                                FOR THE          FOR THE          FOR THE          FOR THE
                                            SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                             JULY 31, 2004     JANUARY 31,     JULY 31, 2004     JANUARY 31,
                                              (UNAUDITED)          2004         (UNAUDITED)          2004
   ----------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $  2,081,621     $  3,213,997     $    701,752     $    608,935
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......      17,281,410        4,180,570       14,846,052       (6,483,344)
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................     (19,159,173)      80,020,266      (27,282,398)      78,275,016
                                            -----------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............         203,858       87,414,833      (11,734,594)      72,400,607
                                            -----------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --        (2,820,011)             --          (611,341)
   Net investment income -- Class 2.......             --          (294,132)             --           (14,671)
   Net investment income -- Class 3.......             --          (118,850)             --            (1,768)
   Net realized gain on
     investments -- Class 1...............             --               --               --               --
   Net realized gain on
     investments -- Class 2...............             --               --               --               --
   Net realized gain on
     investments -- Class 3...............             --               --               --               --
                                            -----------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................             --        (3,232,993)             --          (627,780)
                                            -----------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................       1,446,433       (4,178,026)     (25,395,369)     (36,662,908)
                                            -----------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................       1,650,291       80,003,814      (37,129,963)      35,109,919
   NET ASSETS:
   Beginning of period....................    $274,971,640     $194,967,826     $265,759,215     $230,649,296
                                            -----------------------------------------------------------------
   End of period+.........................    $276,621,931     $274,971,640     $228,629,252     $265,759,215
                                            =================================================================

   ---------------
   + Includes undistributed net investment
     income (loss)........................    $  5,289,951     $  3,128,359     $  1,396,206     $    694,454
                                            =================================================================

                                                     INTERNATIONAL
                                                      DIVERSIFIED
                                                        EQUITIES
                                            --------------------------------
                                                FOR THE           FOR THE
                                            SIX MONTHS ENDED    YEAR ENDED
                                             JULY 31, 2004      JANUARY 31,
                                              (UNAUDITED)          2004
   ---------------------------------------  --------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $  1,930,731     $  2,057,539
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......      10,109,614       (1,341,836)
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................     (16,620,313)      70,414,422
                                            --------------------------------
   Net increase (decrease) in net assets
     resulting from operations............      (4,579,968)      71,130,125
                                            --------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --        (7,625,969)
   Net investment income -- Class 2.......             --          (889,477)
   Net investment income -- Class 3.......             --          (987,208)
   Net realized gain on
     investments -- Class 1...............             --               --
   Net realized gain on
     investments -- Class 2...............             --               --
   Net realized gain on
     investments -- Class 3...............             --               --
                                            --------------------------------
   Total dividends and distributions to
     shareholders.........................             --        (9,502,654)
                                            --------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................      20,059,400       36,619,575
                                            --------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................      15,479,432       98,247,046
   NET ASSETS:
   Beginning of period....................    $266,256,933     $168,009,887
                                            --------------------------------
   End of period+.........................    $281,736,365     $266,256,933
                                            ================================
   ---------------
   + Includes undistributed net investment
     income (loss)........................    $  6,946,002     $  4,801,095
                                            ================================

    See Notes to Financial Statements

---------------------
    232

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                       EMERGING                            FOREIGN
                                                        MARKETS                             VALUE
                                            -------------------------------------------------------------------
                                                FOR THE          FOR THE          FOR THE           FOR THE
                                            SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED     YEAR ENDED
                                             JULY 31, 2004     JANUARY 31,     JULY 31, 2004      JANUARY 31,
                                              (UNAUDITED)          2004         (UNAUDITED)           2004
   ------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $    755,148     $  1,116,685     $  1,513,776     $      46,943
   Net realized gain (loss) on
     investments, foreign currencies,
     securities sold short, options
     contracts and futures contracts......       7,187,332        5,771,641        1,331,148           794,461
   Net unrealized gain (loss) on
     investments, foreign currencies,
     options contracts, securities sold
     short, accrued capital gains tax and
     futures contracts....................     (17,427,485)      33,202,065       (5,930,712)       16,345,526
                                            -------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............      (9,485,005)      40,090,391       (3,085,788)       17,186,930
                                            -------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --               --               --                --
   Net investment income -- Class 2.......             --               --               --            (34,925)
   Net investment income -- Class 3.......             --               --               --            (13,817)
   Net realized gain on
     investments -- Class 1...............             --               --               --                --
   Net realized gain on
     investments -- Class 2...............             --               --               --           (230,090)
   Net realized gain on
     investments -- Class 3...............             --               --               --           (374,685)
                                            -------------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................             --               --               --           (653,517)
                                            -------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................      (5,444,555)       9,901,858       65,446,972        71,133,706
                                            -------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     (14,929,560)      49,992,249       62,361,184        87,667,119
   NET ASSETS:
   Beginning of period....................    $116,809,949     $ 66,817,700     $ 97,654,419     $   9,987,300
                                            -------------------------------------------------------------------
   End of period+.........................    $101,880,389     $116,809,949     $160,015,603     $  97,654,419
                                            ===================================================================

   ---------------
   + Includes undistributed net investment
     income (loss)........................    $  1,603,480     $    191,864     $  1,494,991     $     (18,785)
                                            ===================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust (the "Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, AIG Life Insurance Company, a Delaware corporation, American International Life Assurance Company of New York, a New York corporation, American General Life Insurance Corporation, and the United States Life Insurance Company in the City of New York, a New York corporation. AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is a wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation. AIG Life Insurance Company, American International Life Assurance Company of New York, American General Life Insurance Company and the United States Life Insurance Company of the City of New York are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the "Life Companies".

  The Trust issues separate series of shares ("the Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Trustees may establish additional series in the future. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

  Class 1 shares of each Portfolio are offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees and distribution fees, while Class 1 shares are subject to distribution fees; (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares and (iv) Class 1 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 1 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each classes' average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Effective May 1, 2003, the Putnam Growth, MFS Growth & Income and Federated Value Portfolios were renamed Putnam Growth: Voyager, MFS Massachusetts Investors Trust and Federated American Leaders Portfolios, respectively.

On June 17, 2003, the Board of Trustees approved the reorganization of, the Asset Allocation Portfolio (previously a portfolio of SunAmerica Series Trust), into a newly created series of Anchor Series Trust. Effective upon the close of business on November 24, 2003, the Asset Allocation Portfolio became a part of Anchor Series Trust.

The investment objectives for the Portfolios included in this report are as follows:

The CASH MANAGEMENT PORTFOLIO seeks high current yield consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The CORPORATE BOND PORTFOLIO seeks high total return with only moderate price risk by investing, under normal circumstances, at least 80% of net assets in fixed income securities, but invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade.

The GLOBAL BOND PORTFOLIO seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers and transactions in foreign currencies.

The HIGH-YIELD BOND PORTFOLIO seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in high income securities of issuers located throughout the world.

The SUNAMERICA BALANCED PORTFOLIO seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

The MFS TOTAL RETURN PORTFOLIO seeks reasonable current income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed income securities, with an emphasis on income-producing securities that appear to have some potential for capital enhancement.

---------------------
    234

The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of utility companies.

The EQUITY INCOME PORTFOLIO seeks long-term capital appreciation and income by investing primarily in equity securities of companies which the subadviser believes are characterized by the ability to pay above-average dividends, the ability to finance expected growth and strong management.

The EQUITY INDEX PORTFOLIO seeks investment results that correspond with the performance of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R)") by investing, under normal circumstances, at least 80% of net assets in common stocks included in the S&P 500(R).

The GROWTH-INCOME PORTFOLIO seeks growth of capital and income by investing primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

The FEDERATED AMERICAN LEADERS PORTFOLIO seeks growth of capital and income by investing primarily in the securities of high quality companies.

The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $5 billion.

The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The GOLDMAN SACHS RESEARCH PORTFOLIO seeks long-term growth of capital by investing under normal circumstances, at least 80% of net assets in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO seeks reasonable current income and long-term growth of capital and income by investing primarily in equity securities.

The PUTNAM GROWTH: VOYAGER PORTFOLIO seeks capital appreciation by investing primarily in common stocks of U.S. companies, with a focus on growth stocks issued by companies the subadviser believes have above-average growth potential and whose earnings are likely to increase over time.

The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The REAL ESTATE PORTFOLIO seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The SMALL COMPANY VALUE PORTFOLIO seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in a broadly diversified portfolio of equity securities of small companies generally with market capitalizations ranging from approximately $39 million to $2.9 billion.

The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation by investing primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $15 billion.

The GROWTH OPPORTUNITIES PORTFOLIO seeks capital appreciation by investing primarily in common stocks that demonstrate the potential for capital appreciation, issued generally by mid-cap companies.

The MARSICO GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 65% in equity securities of large companies with a general core position of 20 to 30 common stocks.

The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The SMALL & MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.
                                                           ---------------------

The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation by investing (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The FOREIGN VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Non convertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States of America are valued at the last price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

---------------------
    236

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

  Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income and capital gain distributions, if any, are paid annually.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income
(loss), net realized gain (loss), and net assets are not affected by these reclassifications.

  The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

INVESTMENT SECURITIES LOANED: During the six months ended July 31, 2004, the SunAmerica Balanced Portfolio participated in securities lending with qualified brokers. The SunAmerica Balanced Portfolio may lend portfolio securities to the extent of one-third of the Portfolio's total assets. In lending portfolio securities to brokers, the Portfolio receives cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Portfolio may use the cash collateral received to invest in short-term investments, which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Portfolio, net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as interest expense on the Statement of Operations. During the six months ended July 31, 2004, $93 of broker rebates were reclassified to interest expense. As with other extensions of credit, should the borrower of the securities fail financially, the Portfolio may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement. At July 31, 2004, there were no loaned securities in the Portfolios.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

                                                           ---------------------

At July 31, 2004, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                                                              PERCENTAGE   PRINCIPAL
PORTFOLIO                                                      INTEREST      AMOUNT
-------------------------------------------------------------------------------------
High-Yield Bond.............................................     0.56%     $  816,000
"Dogs" of Wall Street.......................................     0.43         618,000
Blue Chip Growth............................................     0.04          57,000
Aggressive Growth...........................................     0.56         810,000
Growth Opportunities........................................     1.85       2,670,000

As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

State Street Bank & Trust Co. Repurchase Agreement, 1.24% dated July 30, 2004 in the principal amount of $144,576,000 and repurchase price of $144,590,940 due August 02, 2004, collateralized by the following:

                                                              INTEREST   MATURITY    PRINCIPAL      MARKET
TYPE OF COLLATERAL                                              RATE       DATE       AMOUNT         VALUE
------------------                                            --------   --------   -----------   -----------
U.S. Treasury Bills.........................................    1.21%    10/21/04   $40,960,000   $40,806,400
U.S. Treasury Bills.........................................    1.21     11/18/04    20,505,000    20,402,475
U.S. Treasury Notes.........................................    6.00     08/15/04    19,830,000    20,403,583
U.S. Treasury Notes.........................................    7.50     11/15/16    16,230,000    20,404,486
U.S. Treasury Notes.........................................    9.38     02/15/06     4,075,000     4,670,969
U.S. Treasury Bonds.........................................    8.13     08/15/21    14,905,000    20,401,219
U.S. Treasury Bonds.........................................    8.88     08/15/17    14,370,000    20,405,400

In addition, at July 31, 2004, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with UBS Warburg AG, LLC:

                                                              PERCENTAGE    PRINCIPAL
PORTFOLIO                                                      INTEREST      AMOUNT
--------------------------------------------------------------------------------------
High-Yield Bond.............................................     4.00%     $12,000,000
"Dogs" of Wall Street.......................................     0.33        1,000,000
Aggressive Growth...........................................     3.33       10,000,000

As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

UBS Warburg AG, LLC Repurchase Agreement, 1.30% dated July 30, 2004 in the principal amount of $300,000,000 and repurchase price of $300,032,500 due August 02, 2004, collateralized by the following:

                                                              INTEREST   MATURITY    PRINCIPAL        MARKET
TYPE OF COLLATERAL                                              RATE       DATE        AMOUNT         VALUE
------------------                                            --------   --------   ------------   ------------
U.S. Treasury Inflation Index Bonds.........................    2.38%    01/15/25   $291,911,000   $298,737,000
U.S. Treasury Inflation Index Bonds.........................    3.38     04/15/32      8,089,000      8,264,701

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolios are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that do not result in counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures
---------------------
    238
contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  At July 31, 2004 the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Global Bond, Worldwide High Income and International Diversified Equities Portfolios includes amounts set aside for margin requirements for open futures contracts.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

  During the six months ended July 31, 2004 the following Portfolio had options written:

                                                               AGGRESSIVE GROWTH
                                                              --------------------
                                                              CONTRACTS    AMOUNT
----------------------------------------------------------------------------------
Written option contracts as of 02/01/04.....................    (611)     $(88,585)
Options written during the period...........................      --            --
Written options closed during the period....................     611       110,158
Net realized loss on written options closed.................      --       (21,573)
                                                                ----      --------
Written option contracts as of 07/31/04.....................      --      $     --
                                                                ====      ========

SHORT SALES: The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

3. FEDERAL INCOME TAXES: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

                                                              FOR THE YEAR ENDED JANUARY 31, 2004
                                          ----------------------------------------------------------------------------
                                                       DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                          -------------------------------------------------   ------------------------
                                                            LONG-TERM         UNREALIZED                    LONG-TERM
                                           ORDINARY     GAIN/CAPITAL LOSS    APPRECIATION      ORDINARY      CAPITAL
               PORTFOLIO                    INCOME        CARRYFORWARD      (DEPRECIATION)*     INCOME         GAIN
----------------------------------------------------------------------------------------------------------------------
Cash Management.........................  $ 2,870,485    $      (822,476)    $     (42,622)   $ 8,593,022   $       --
Corporate Bond..........................   20,160,892        (18,903,306)       16,733,839     20,445,488           --
Global Bond.............................          --           1,556,493        11,579,809             --           --
High-Yield Bond.........................   31,088,582       (146,048,187)       28,979,037     23,747,508           --
Worldwide High Income...................    5,903,684        (56,477,772)        2,770,789      7,823,445           --
SunAmerica Balanced.....................    4,864,553       (143,112,792)       22,952,284      7,626,812           --
MFS Total Return........................    1,632,933         (8,002,535)       71,593,671     31,200,376           --
Telecom Utility.........................    2,606,531        (53,516,386)        2,696,960      3,220,236           --

                                                           ---------------------

                                                              FOR THE YEAR ENDED JANUARY 31, 2004
                                          ----------------------------------------------------------------------------
                                                       DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                          -------------------------------------------------   ------------------------
                                                            LONG-TERM         UNREALIZED                    LONG-TERM
                                           ORDINARY     GAIN/CAPITAL LOSS    APPRECIATION      ORDINARY      CAPITAL
               PORTFOLIO                    INCOME        CARRYFORWARD      (DEPRECIATION)*     INCOME         GAIN
----------------------------------------------------------------------------------------------------------------------
Equity Income...........................  $   101,135    $      (577,755)    $   1,300,948    $   124,547   $       --
Equity Index............................      509,205         (2,819,168)       (7,140,105)       463,680           --
Growth-Income...........................    6,409,220       (207,801,623)      175,057,202      9,412,177           --
Federated American Leaders..............    3,591,506        (28,917,167)       21,572,892      3,466,655           --
Davis Venture Value.....................   19,281,103       (227,629,080)      522,508,153     16,188,787           --
"Dogs" of Wall Street...................    3,053,168         (5,017,535)        1,670,958      3,082,649           --
Alliance Growth.........................    3,151,922     (1,025,821,863)      118,710,430      2,779,718           --
Goldman Sachs Research..................           --        (23,031,485)        5,239,474             --           --
MFS Massachusetts Investors Trust.......    2,125,123        (84,300,982)       20,192,857      2,102,374           --
Putnam Growth: Voyager..................      326,945       (222,549,476)       44,963,283        749,823           --
Blue Chip Growth........................       52,387        (12,783,386)        5,295,807         50,158           --
Real Estate.............................    5,113,571         (2,623,845)       43,368,843      3,836,787           --
Small Company Value.....................           --           (284,427)        1,942,219             --           --
MFS Mid-Cap Growth......................           --       (267,655,229)       45,580,858             --           --
Aggressive Growth.......................           --       (276,246,744)       38,456,360             --           --
Growth Opportunities....................           --        (24,022,625)        4,336,178             --           --
Marsico Growth..........................           --         (6,415,953)       22,462,655             --           --
Technology..............................           --        (59,554,709)        9,694,297             --           --
Small & Mid Cap Value...................      145,039            207,426        10,268,547        285,129       13,714
International Growth and Income.........    3,599,922        (82,895,323)       45,792,106      3,232,993           --
Global Equities.........................      703,509       (209,593,937)       42,947,105        627,780           --
International Diversified Equities......    6,177,791        (98,945,135)       19,126,850      9,502,654           --
Emerging Markets........................    1,210,488        (21,625,201)       23,678,203             --           --
Foreign Value...........................      187,594             61,344        15,808,655        624,927       28,590

---------------

  * Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

For Federal income tax purposes, the Portfolio's indicated below have capital loss carryforwards, which expire in the year indicated, as of January 31, 2004, which are available to offset future capital gains, if any:

                                                                 CAPITAL LOSS CARRYFORWARD
                               ----------------------------------------------------------------------------------------------
          PORTFOLIO               2006         2007        2008          2009           2010           2011          2012
-----------------------------------------------------------------------------------------------------------------------------
Cash Management..............  $        --   $     --   $        --   $     1,816   $    814,696   $         --   $     5,964
Corporate Bond...............           --         --     1,078,471     4,515,349      3,573,902      9,406,978       328,606
High-Yield Bond..............           --                  907,995    16,288,496     55,962,170     72,889,526            --
Worldwide High Income........   24,935,141         --     2,062,685            --      2,720,967     13,010,822    13,748,157
SunAmerica Balanced..........           --         --            --            --     48,443,426     67,133,642    27,535,724
MFS Total Return.............           --     67,791       299,875       346,788        495,667      6,792,414            --
Telecom Utility..............           --         --            --     5,428,563     17,437,499     28,369,107     2,281,217
Equity Income................           --         --            --       155,171             --        140,405       282,179
Equity Index.................           --         --            --            --        131,483      2,580,993       106,692
Growth-Income................           --         --            --            --    106,296,738    101,504,885            --
Federated American Leaders...           --         --            --            --     11,638,887      7,680,897     9,597,383
Davis Venture Value..........           --         --            --       667,778     42,776,924    130,469,704    53,714,674
"Dogs" of Wall Street........           --         --            --     4,506,238        352,198         74,404        84,695
Alliance Growth..............           --         --            --            --    531,004,958    376,313,238   118,503,667
Goldman Sachs Research.......           --         --            --            --      7,518,088     15,513,397            --
MFS Massachusetts Investors
  Trust......................           --         --            --            --     39,647,415     40,653,687     3,999,880
Putnam Growth: Voyager.......           --         --            --            --    125,260,896     90,998,548     6,290,032
Blue Chip Growth.............           --         --            --       215,079      4,091,208      7,599,209       877,890
Real Estate..................           --         --            --     2,623,845             --             --            --
Small Company Value..........           --         --            --            --             --        284,427            --
MFS Mid-Cap Growth...........           --         --            --            --     29,866,257    237,788,972            --

---------------------
    240

                                                                 CAPITAL LOSS CARRYFORWARD
                               ----------------------------------------------------------------------------------------------
          PORTFOLIO               2006         2007        2008          2009           2010           2011          2012
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth............  $        --   $     --   $        --   $        --   $188,222,538   $ 73,587,791   $14,436,415
Growth Opportunities.........           --         --            --            --     12,736,017     11,286,608            --
Marsico Growth...............           --         --            --            --      1,576,279      4,839,674            --
Technology...................           --         --            --     2,661,570     30,402,127     22,987,768     3,503,244
International Growth and
  Income.....................           --         --            --       163,873     50,884,102     28,057,680     3,789,668
Global Equities..............           --         --            --            --     83,551,819    101,077,336    24,964,782
International Diversified
  Equities...................           --         --            --            --     18,310,629     68,193,064    12,441,442
Emerging Markets.............           --         --            --            --     18,083,350      3,541,851            --

Included in the capital loss carryforward amounts at January 31, 2004 are the amounts of losses acquired from the Mutual Fund Variable Annuity Trust ("MVAT") Portfolios as a result of the reorganization as discussed in Note 11:

Asset Allocation Portfolio..................................  $1,411,794
Growth and Income Portfolio.................................   2,201,619
Capital Growth Portfolio....................................     465,534
International Equity Portfolio..............................     594,330

As a result of reorganizations into some of these portfolios during the year ended January 31, 2004, as discussed in Note 11, certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Laws. Therefore, it is possible not all of these capital losses will be available for use.

The Portfolio's indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended January 31, 2004:

                                                              CAPITAL LOSS
                         PORTFOLIO                              UTILIZED
--------------------------------------------------------------------------
Global Bond.................................................  $ 2,559,743
High-Yield Bond.............................................   10,744,350
MFS Total Return............................................   10,068,087
Growth-Income...............................................    9,118,770
Goldman Sachs Research......................................    2,410,624
Real Estate.................................................    6,340,604
Small Company Value.........................................      120,564
MFS Mid-Cap Growth..........................................   12,679,984
Growth Opportunities........................................    2,091,508
Marsico Growth..............................................      513,344
Emerging Markets............................................    4,674,151
Foreign Value...............................................        2,956

                                                           ---------------------

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Portfolio's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended January 31, 2004, the Portfolios which elected to defer capital losses were as follows:

                                                                DEFERRED       DEFERRED
                                                              POST-OCTOBER   POST-OCTOBER
PORTFOLIO                                                     CAPITAL LOSS   CURRENCY LOSS
------------------------------------------------------------------------------------------
Global Bond.................................................   $       --      $353,049
High-Yield Bond.............................................           --        10,788
Worldwide High Income.......................................       68,594       132,835
MFS Total Return............................................           --           890
Telecom Utility.............................................      147,800            --
Equity Income...............................................        7,118            --
Davis Venture Value.........................................    4,179,055        68,224
"Dogs" of Wall Street.......................................      987,781            --
MFS Massachusetts Investors Trust...........................           --         3,542
Marsico Growth..............................................           --        13,543
Global Equities.............................................           --         9,055
International Diversified Equities..........................      508,979            --
Emerging Markets............................................           --        19,951
Foreign Value...............................................           --        59,906

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                                                  AS OF JULY 31, 2004
                                                              -----------------------------------------------------------
                                                               AGGREGATE      AGGREGATE
                                                               UNREALIZED     UNREALIZED    GAIN (LOSS)       COST OF
PORTFOLIO                                                         GAIN           LOSS           NET         INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Cash Management.............................................  $     18,917   $   (153,863)  $   (134,946)  $  454,957,693
Corporate Bond..............................................    14,586,155     (6,503,954)     8,082,201      370,119,162
Global Bond.................................................     6,195,263     (1,761,618)     4,433,645      125,037,665
High-Yield Bond.............................................    21,684,910    (18,456,034)     3,228,876      340,152,091
Worldwide High Income.......................................     3,725,200     (5,228,178)    (1,502,978)      95,032,722
SunAmerica Balanced.........................................    15,146,842     (9,597,723)     5,549,119      315,756,227
MFS Total Return............................................    51,064,631    (21,027,777)    30,036,854      819,981,532
Telecom Utility.............................................     4,843,966     (3,266,945)     1,577,021       48,237,588
Equity Income...............................................     1,165,618       (207,820)       957,798        6,931,813
Equity Index................................................     6,000,286    (14,369,286)    (8,369,000)      56,140,345
Growth-Income...............................................   152,752,039    (26,599,811)   126,152,228      794,416,747
Federated American Leaders..................................    30,269,266    (13,156,727)    17,112,539      230,388,600
Davis Venture Value.........................................   544,599,621    (75,962,296)   468,637,325    1,725,455,267
"Dogs" of Wall Street.......................................    11,013,676    (10,326,096)       687,580      132,960,265
Alliance Growth.............................................    82,014,805    (80,357,069)     1,657,736    1,031,737,819
Goldman Sachs Research......................................     4,177,145       (710,528)     3,466,617       26,441,052
MFS Massachusetts Investors Trust...........................    19,811,490    (12,115,491)     7,695,999      258,082,366
Putnam Growth: Voyager......................................    28,696,202    (14,485,977)    14,210,225      243,261,605
Blue Chip Growth............................................     3,089,977     (1,578,809)     1,511,168       46,991,147
Real Estate.................................................    41,565,697       (615,800)    40,949,897      131,280,602
Small Company Value.........................................     2,497,896       (258,058)     2,239,838        7,296,810
MFS Mid-Cap Growth..........................................    35,205,601    (18,258,404)    16,947,197      240,170,520
Aggressive Growth...........................................    30,681,889     (6,858,845)    23,823,044      166,011,382
Growth Opportunities........................................     1,878,178     (1,932,068)       (53,890)      31,937,992
Marsico Growth..............................................    18,198,307     (3,349,024)    14,849,283      108,305,605
Technology..................................................     2,093,655    (10,954,750)    (8,861,095)      52,044,492
Small & Mid Cap Value.......................................    10,916,674     (2,325,554)     8,591,120      108,610,993
International Growth and Income.............................    36,779,888    (10,180,713)    26,599,175      249,830,063
Global Equities.............................................    29,282,851    (13,616,238)    15,666,613      211,029,273
International Diversified Equities..........................    26,945,098    (22,522,454)     4,422,644      261,272,629
Emerging Markets............................................    15,354,837     (9,601,222)     5,753,615       95,870,145
Foreign Value...............................................    12,989,829     (3,108,749)     9,881,080      150,449,552

---------------------
    242

4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AND SERVICE AGREEMENT (12b-1 PLAN): AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust's business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the High-Yield Bond, SunAmerica Balanced, "Dogs" of Wall Street, Blue Chip Growth, Aggressive Growth and Growth Opportunities Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term "Assets", as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's Assets:

                                                       MANAGEMENT
        PORTFOLIO                    ASSETS               FEES
-----------------------------------------------------------------
Cash Management                       $0-$100 million     0.55%
                                     >   $100 million     0.50%
                                     >   $300 million     0.45%
Corporate Bond                         $0-$50 million     0.70%
                                     >    $50 million     0.60%
                                     >   $150 million     0.55%
                                     >   $250 million     0.50%
Global Bond                            $0-$50 million     0.75%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $250 million     0.55%
High-Yield Bond                         $0-50 million     0.70%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $250 million     0.55%
Worldwide High Income,
Small Company Value and
International Diversified
Equities                             >             $0     1.00%
SunAmerica Balanced and                $0-$50 million     0.70%
Growth-Income                        >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $300 million     0.55%
                                     >   $500 million     0.50%
MFS Total Return                       $0-$50 million     0.70%
                                     >    $50 million     0.65%
Telecom Utility and                   $0-$150 million     0.75%
Federated American Leaders           >   $150 million     0.60%
                                     >   $500 million     0.50%
Equity Income                        >             $0     0.65%
Equity Index                         >             $0     0.40%
Davis Venture Value and               $0-$100 million     0.80%
Real Estate                          >   $100 million     0.75%
                                     >   $500 million     0.70%
"Dogs" of Wall Street                >             $0     0.60%
Alliance Growth                        $0-$50 million     0.70%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%

                                                       MANAGEMENT
        PORTFOLIO                    ASSETS               FEES
-----------------------------------------------------------------
Goldman Sachs Research and
Technology                           >             $0     1.20%
MFS Massachusetts
Investors Trust                       $0-$600 million     0.70%
                                     >   $600 million     0.65%
                                    >    $1.5 billion     0.60%
Putnam Growth: Voyager                $0-$150 million     0.85%
                                     >   $150 million     0.80%
                                     >   $300 million     0.70%
Blue Chip Growth                      $0-$250 million     0.70%
                                     >   $250 million     0.65%
                                     >   $500 million     0.60%
MFS Mid-Cap Growth                    $0-$600 million     0.75%
                                     >   $600 million     0.70%
                                    >    $1.5 billion     0.65%
Aggressive Growth                     $0-$100 million     0.75%
                                     >   $100 million    0.675%
                                     >   $250 million    0.625%
                                     >   $500 million     0.60%
Growth Opportunities                  $0-$250 million     0.75%
                                     >   $250 million     0.70%
                                     >   $500 million     0.65%
Marsico Growth                       >             $0     0.85%
International Growth and              $0-$150 million     1.00%
Income                               >   $150 million     0.90%
                                     >   $300 million     0.80%
Global Equities                        $0-$50 million     0.90%
                                     >    $50 million     0.80%
                                     >   $150 million     0.70%
                                     >   $300 million     0.65%
Emerging Markets                     >             $0     1.25%
Foreign Value                          $0-$50 million    1.025%
                                     >    $50 million    0.865%
                                     >   $200 million    0.775%
                                     >   $500 million     0.75%
Small & Mid Cap Value                >             $0     1.00%

                                                           ---------------------

  The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust's Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers' fees.

                   SUBADVISER                                          PORTFOLIO
----------------------------------------------------------------------------------------------------
Alliance Capital Management L.P.                   Growth-Income
                                                   Alliance Growth
                                                   Global Equities
                                                   Small & Mid Cap Value
Banc of America Capital Management, LLC            Cash Management
Davis Selected Advisers L.P.                       Davis Venture Value
(dba Davis Advisors)                               Real Estate
Federated Equity Management Company of
Pennsylvania (formerly Federated Investment
Counseling)                                        Telecom Utility
                                                   Federated American Leaders
Federated Investment Management Company (formerly
Federated Investment Counseling)                   Corporate Bond
Franklin Advisory Services, LLC                    Small Company Value
Goldman Sachs Asset Management, L.P.               Goldman Sachs Research
Goldman Sachs Asset Management International       Global Bond
Marsico Capital Management, LLC                    Marsico Growth
Massachusetts Financial Services Company           MFS Total Return
                                                   MFS Massachusetts Investors Trust
                                                   MFS Mid-Cap Growth
Morgan Stanley Investment Management, Inc.
(dba Van Kampen)                                   Worldwide High Income
                                                   International Diversified Equities
                                                   Technology
Putnam Investment Management, LLC                  Putnam Growth: Voyager
                                                   International Growth and Income
                                                   Emerging Markets

Templeton Investment Counsel, LLC                  Foreign Value
U.S. Bancorp Asset Management, Inc.                Equity Income
                                                   Equity Index

  The portion of the investment advisory fees received by SAAMCo which are paid to subadvisers are as follows:

                                                 SUBADVISORY
        PORTFOLIO                 ASSETS            FEES
------------------------------------------------------------
Cash Management                 $0-$750 million     0.15%
                              >    $750 million     0.10%
Corporate Bond                   $0-$25 million     0.30%
                              >     $25 million     0.25%
                              >     $50 million     0.20%
                              >    $150 million     0.15%
Global Bond                      $0-$50 million     0.40%
                              >     $50 million     0.30%
                              >    $150 million     0.25%
                              >    $250 million     0.20%
Worldwide High Income            $0-350 million     0.65%
and International             >    $350 million     0.60%
Diversified Equities
MFS Total Return              >              $0    0.375%

                                                 SUBADVISORY
        PORTFOLIO                 ASSETS            FEES
------------------------------------------------------------

Telecom Utility and               $0-20 million     0.55%
Federated American Leaders    >     $20 million     0.35%
                              >     $50 million     0.25%
                              >    $150 million     0.20%
                              >    $500 million     0.15%
Growth-Income                     $0-50 million     0.35%
                              >     $50 million     0.30%
                              >    $150 million     0.25%
                              >    $300 million     0.20%
                              >    $500 million     0.15%
Equity Income                 >              $0     0.30%
Equity Index                  >              $0    0.125%
Davis Venture Value and          $0-100 million     0.45%
Real Estate                   >    $100 million     0.40%
                              >    $500 million     0.35%

---------------------
    244

                                                 SUBADVISORY
        PORTFOLIO                 ASSETS            FEES
------------------------------------------------------------
Alliance Growth                   $0-50 million     0.35%
                              >     $50 million     0.30%
                              >    $150 million     0.25%
Goldman Sachs Research           $0-500 million     0.80%
                              >    $500 million     0.70%
MFS Massachusetts
Investors Trust and MFS
Mid-Cap Growth                   $0-300 million     0.40%
                              >    $300 million    0.375%
                              >    $600 million     0.35%
                              >    $900 million    0.325%
                              >    $1.5 million     0.25%
Putnam Growth: Voyager           $0-150 million     0.50%
                              >    $150 million     0.45%
                              >    $300 million     0.35%
Small Company Value              $0-200 million     0.60%
                              >    $200 million     0.52%
                              >    $500 million     0.50%
Marsico Growth                >              $0     0.45%
Technology                       $0-250 million     0.70%
                              >    $250 million     0.65%
                              >    $500 million     0.60%

                                                 SUBADVISORY
        PORTFOLIO                 ASSETS            FEES
------------------------------------------------------------
Small & Mid Cap Value         >              $0     0.50%
International Growth and
Income                           $0-150 million     0.65%
                              >    $150 million     0.55%
                              >    $300 million     0.45%
Global Equities                   $0-50 million     0.50%
                              >     $50 million     0.40%
                              >    $150 million     0.30%
                              >    $300 million     0.25%
Emerging Markets                 $0-150 million     1.00%
                              >    $150 million     0.95%
                              >    $300 million     0.85%
Foreign Value                     $0-50 million    0.625%
                              >     $50 million    0.465%
                              >    $200 million    0.375%
                              >    $500 million     0.35%

  For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios' average net assets:

PORTFOLIO                                                     CLASS 1    CLASS 2    CLASS 3
-------------------------------------------------------------------------------------------
Equity Income...............................................   1.35%        --%        --%
Equity Index................................................   0.55         --         --
Goldman Sachs Research......................................   1.35       1.50       1.60
Blue Chip Growth............................................   0.85       1.00       1.10
Small Company Value.........................................   1.60         --         --
Growth Opportunities........................................   1.00       1.15       1.25
Marsico Growth..............................................   1.00       1.15       1.25
Small & Mid Cap Value.......................................     --       1.65       1.75

  The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

  At July 31, 2004, the amounts repaid to the Adviser which are included in the management fee along with the remaining balance subject to recoupment are as follows:

                                                                             BALANCE
                                                                 AMOUNT     SUBJECT TO
PORTFOLIO                                                       RECOUPED    RECOUPMENT
--------------------------------------------------------------------------------------
Equity Income...............................................    $    --      $46,451
Equity Index................................................         --       54,062
Goldman Sachs Research......................................         --       82,912
Blue Chip Growth............................................         --       61,690
Small Company Value.........................................         --       70,507
Growth Opportunities........................................        485       27,349
Marsico Growth..............................................     13,989           --
Small & Mid Cap Value.......................................     17,431           --

  Class 2 and 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25% respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who

                                                           ---------------------
are the indirect beneficial owners of the Portfolios' Class 2 and 3 shares. Accordingly, for the six months ended July 31, 2004, service fees were paid (see Statement of Operations) based on the aforementioned rates.

  Class 1, Class 2 and Class 3 shares of each Portfolio are also subject to distributions fees pursuant to the 12b-1 Plans. Each Portfolio, other than the Cash Management Portfolio, may participate in directed brokerage programs, whereby a portion of the brokerage commissions generated by a Portfolio will be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor") to pay for various distribution activities. Such payments to the Distributor will not exceed an annual rate of 0.75% of the average daily net assets of Class 1, Class 2 and Class 3 shares of each Portfolio. The distribution fees will be used to compensate the Distributor and certain financial intermediaries to pay for activities principally intended to result in the sale of Class 1, Class 2, and Class 3 shares of each Portfolio. Accordingly, for the six months ended July 31, 2004, distribution fees were paid (see Statement of Operations) based on the aforementioned rate.

  On June 28, 2004, SAAMCo, the subadviser for the Growth Opportunities Portfolio, purchased an additional 3,200 shares of S&P Mid-Cap 400 SPDRs resulting in the security exceeding 5% of gross assets. The Portfolio has an investment restriction which states a single investment company security cannot exceed 5% of gross assets. On July 6, 2004, SAAMCo sold 3,200 shares, resulting in a gain of $22,129, which increased the Portfolio's total return by less than 0.01%.

5. EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, the Trust's distribution fees have been reduced. For the six months ended July 31, 2004, the amount of expense reductions received by each Portfolio were as follows:

                                                                  TOTAL
                                                                 EXPENSE
PORTFOLIO                                                       REDUCTIONS
--------------------------------------------------------------------------
MFS Total Return............................................     $ 64,919
Telecom Utility.............................................        2,382
Growth-Income...............................................      204,453
Federated American Leaders..................................       35,770
Davis Venture Value.........................................       38,843
Alliance Growth.............................................      167,153
Goldman Sachs Research......................................          511
MFS Massachusetts Investors Trust...........................       20,316
Putnam Growth: Voyager......................................       34,623
MFS Mid-Cap Growth..........................................        8,385
Technology..................................................        9,235
Small & Mid-Cap Value.......................................        4,618
International Growth and Income.............................       39,544
Global Equities.............................................       47,781
International Diversified Equities..........................        4,428
Emerging Markets............................................       25,545
Foreign Value...............................................        2,170

---------------------
    246

6. PURCHASES AND SALES OF SECURITIES: The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended July 31, 2004 were as follows:

                                        PURCHASES OF PORTFOLIO         SALES OF PORTFOLIO
                                      SECURITIES (EXCLUDING U.S.   SECURITIES (EXCLUDING U.S.     PURCHASES OF U.S.
PORTFOLIO                               GOVERNMENT SECURITIES)       GOVERNMENT SECURITIES)     GOVERNMENT SECURITIES
---------------------------------------------------------------------------------------------------------------------
Cash Management.....................        $           --               $           --             $         --
Corporate Bond......................            70,622,833                   35,033,804               12,362,145
Global Bond.........................            53,615,485                   41,178,404               12,203,572
High-Yield Bond.....................           178,784,177                  203,537,659                       --
Worldwide High Income...............            49,840,812                   50,763,390                   99,168
SunAmerica Balanced.................           226,699,215                  223,755,653              121,165,602
MFS Mid Cap Growth..................           137,510,221                  140,677,761                       --
Telecom Utility.....................             6,561,534                    9,402,049                       --
Equity Income.......................               896,400                    1,426,492                       --
Equity Index........................               652,123                    1,535,401                       --
Growth-Income.......................           180,606,415                  296,533,229                       --
Federated American Leaders..........            38,379,123                   41,758,262                       --
Davis Venture Value.................           121,634,612                  167,543,088                       --
"Dogs" of Wall Street...............             4,602,178                    2,633,184                       --
Alliance Growth.....................           534,794,489                  626,373,284                       --
Goldman Sachs Research..............             7,154,801                    8,405,955                       --
MFS Massachusetts Investors Trust...           134,184,548                  141,905,267                       --
Putnam Growth: Voyager..............            96,959,788                  127,427,509                       --
Blue Chip Growth....................            35,912,110                   32,487,327                       --
Real Estate.........................            30,691,418                   31,812,514                       --
Small Company Value.................             1,165,660                      809,316                       --
MFS Total Return....................           266,184,694                  260,846,401               94,865,786
Aggressive Growth...................            55,631,776                   83,570,620                       --
Growth Opportunities................            27,093,209                   30,448,716                       --
Marsico Growth......................            68,295,085                   66,958,707                       --
Technology..........................            27,791,789                   49,115,662                       --
Small & Mid Cap Value...............            56,913,447                   11,128,843                       --
International Growth and Income.....           110,438,480                  105,720,098                       --
Global Equities.....................            93,420,175                  121,399,353                       --
International Diversified
  Equities..........................            52,920,202                   40,535,619                       --
Emerging Markets....................            44,026,104                   46,514,720                       --
Foreign Value.......................            66,786,281                    5,988,935                       --


                                          SALES OF U.S.
PORTFOLIO                             GOVERNMENT SECURITIES
------------------------------------  ---------------------
Cash Management.....................      $         --
Corporate Bond......................           964,297
Global Bond.........................         8,529,350
High-Yield Bond.....................                --
Worldwide High Income...............                --
SunAmerica Balanced.................       140,815,621
MFS Mid Cap Growth..................                --
Telecom Utility.....................                --
Equity Income.......................                --
Equity Index........................                --
Growth-Income.......................                --
Federated American Leaders..........                --
Davis Venture Value.................                --
"Dogs" of Wall Street...............                --
Alliance Growth.....................                --
Goldman Sachs Research..............                --
MFS Massachusetts Investors Trust...                --
Putnam Growth: Voyager..............                --
Blue Chip Growth....................                --
Real Estate.........................                --
Small Company Value.................                --
MFS Total Return....................        39,655,162
Aggressive Growth...................                --
Growth Opportunities................                --
Marsico Growth......................                --
Technology..........................                --
Small & Mid Cap Value...............                --
International Growth and Income.....                --
Global Equities.....................                --
International Diversified
  Equities..........................                --
Emerging Markets....................                --
Foreign Value.......................                --

                                                           ---------------------

7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each Portfolio were as follows:

                                                                      CASH MANAGEMENT PORTFOLIO
                                     --------------------------------------------------------------------------------------------
                                                               CLASS 1                                          CLASS 2
                                     ------------------------------------------------------------     ---------------------------
                                       FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED           FOR THE SIX MONTHS ENDED
                                            JULY 31, 2004*                 JANUARY 31, 2004                 JULY 31, 2004*
                                     ----------------------------    ----------------------------     ---------------------------
                                       SHARES          AMOUNT          SHARES          AMOUNT           SHARES          AMOUNT
                                     ----------------------------    ----------------------------     ---------------------------
Shares sold.......................    36,074,605    $ 385,662,205     63,881,228    $ 692,002,608      5,639,154     $ 60,167,504
Shares issued in merger+..........            --               --        346,992        3,702,075             --               --
Reinvested dividends..............            --               --        594,137        6,334,787             --               --
Shares redeemed...................   (32,838,783)    (351,079,565)   (84,212,420)    (911,713,484)    (4,970,983)     (53,039,430)
                                     -----------    -------------    -----------    -------------     ----------     ------------
Net increase (decrease)...........     3,235,822    $  34,582,640    (19,390,063)   $(209,674,014)       668,171     $  7,128,074
                                     ===========    =============    ===========    =============     ==========     ============

                                     CASH MANAGEMENT PORTFOLIO
                                    ----------------------------
                                              CLASS 2
                                    ----------------------------
                                         FOR THE YEAR ENDED
                                          JANUARY 31, 2004
                                    ----------------------------
                                      SHARES          AMOUNT
                                    ----------------------------
Shares sold.......................   24,314,724    $ 262,913,551
Shares issued in merger+..........           --               --
Reinvested dividends..............      112,850        1,201,805
Shares redeemed...................  (26,924,523)    (291,078,799)
                                    -----------    -------------
Net increase (decrease)...........   (2,496,949)   $ (26,963,443)
                                    ===========    =============

                                      ------------------------------------------------------------
                                                                CLASS 3
                                      ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                      ----------------------------    ----------------------------
                                        SHARES          AMOUNT          SHARES          AMOUNT
                                      ----------------------------    ----------------------------
Shares sold........................    10,183,844    $ 108,514,009     23,026,592    $ 248,544,103

Shares issued in merger+...........            --               --             --               --

Reinvested dividends...............            --               --         99,284        1,056,430

Shares redeemed....................    (6,159,564)     (65,631,640)   (18,465,082)    (199,211,518)
                                      -----------    -------------    -----------    -------------

Net increase (decrease)............     4,024,280    $  42,882,369      4,660,794    $  50,389,015
                                      ===========    =============    ===========    =============

                                                                       CORPORATE BOND PORTFOLIO
                                     --------------------------------------------------------------------------------------------
                                                               CLASS 1                                          CLASS 2
                                     ------------------------------------------------------------     ---------------------------
                                       FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED           FOR THE SIX MONTHS ENDED
                                            JULY 31, 2004*                 JANUARY 31, 2004                 JULY 31, 2004*
                                     ----------------------------    ----------------------------     ---------------------------
                                       SHARES          AMOUNT          SHARES          AMOUNT           SHARES          AMOUNT
                                     ----------------------------    ----------------------------     ---------------------------
Shares sold.......................     3,257,605    $  38,820,389      7,525,159    $  88,250,120      1,178,518     $ 14,011,462
Reinvested dividends..............            --               --      1,425,695       16,335,449             --               --
Shares redeemed...................    (4,391,295)     (52,273,084)    (9,073,536)    (106,766,646)      (919,340)     (10,904,246)
                                     -----------    -------------    -----------    -------------     ----------     ------------
Net increase (decrease)...........    (1,133,690)   $ (13,452,695)      (122,682)   $  (2,181,077)       259,178     $  3,107,216
                                     ===========    =============    ===========    =============     ==========     ============

                                      CORPORATE BOND PORTFOLIO
                                    ----------------------------
                                              CLASS 2
                                    ----------------------------
                                         FOR THE YEAR ENDED
                                          JANUARY 31, 2004
                                    ----------------------------
                                      SHARES          AMOUNT
                                    ----------------------------
Shares sold.......................    2,389,620    $  28,033,001
Reinvested dividends..............      261,237        2,990,626
Shares redeemed...................   (1,582,305)     (18,646,340)
                                    -----------    -------------
Net increase (decrease)...........    1,068,552    $  12,377,287
                                    ===========    =============

                                               ------------------------------------------------------------
                                                                         CLASS 3
                                               ------------------------------------------------------------
                                                 FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                      JULY 31, 2004*                 JANUARY 31, 2004
                                               ----------------------------    ----------------------------
                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                               ----------------------------    ----------------------------
Shares sold.................................     3,483,010    $  41,389,533      2,860,860    $  33,643,950

Reinvested dividends........................            --               --         97,859        1,119,413

Shares redeemed.............................    (1,054,854)     (12,436,636)      (733,029)      (8,597,960)
                                               -----------    -------------    -----------    -------------

Net increase (decrease).....................     2,428,156    $  28,952,897      2,225,690    $  26,165,403
                                               ===========    =============    ===========    =============


---------------

+ See Note 11
* Unaudited

---------------------
    248

                                                                         GLOBAL BOND PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004                JULY 31, 2004*
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................       688,524   $   7,857,624      1,955,743   $    21,908,736       387,387   $   4,401,116
Reinvested dividends................            --              --             --                --            --              --
Shares redeemed.....................    (1,657,100)    (18,883,507)    (3,907,045)      (43,785,443)     (343,422)     (3,894,499)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............      (968,576)  $ (11,025,883)    (1,951,302)  $   (21,876,707)       43,965   $     506,617
                                       ===========   =============   ============   ===============   ===========   =============

                                         GLOBAL BOND PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................      762,475   $   8,542,101
Reinvested dividends................           --              --
Shares redeemed.....................     (475,558)     (5,341,379)
                                      -----------   -------------
Net increase (decrease).............      286,917   $   3,200,722
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       606,623   $   6,887,826        945,665   $    10,585,003
Reinvested dividends................            --              --             --                --
Shares redeemed.....................      (221,907)     (2,508,747)      (303,051)       (3,396,535)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............       384,716   $   4,379,079        642,614   $     7,188,468
                                       ===========   =============   ============   ===============

                                                                       HIGH-YIELD BOND PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004                JULY 31, 2004*
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     8,866,690   $  61,261,275     31,003,074   $   196,273,387     1,941,030   $  13,378,970
Reinvested dividends................            --              --      3,092,585        19,768,997            --              --
Shares redeemed.....................   (15,347,398)   (105,469,799)   (28,674,072)     (183,708,548)   (2,284,172)    (15,707,590)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............    (6,480,708)  $ (44,208,524)     5,421,587   $    32,333,836      (343,142)  $  (2,328,620)
                                       ===========   =============   ============   ===============   ===========   =============

                                       HIGH-YIELD BOND PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    9,890,014   $  61,802,478
Reinvested dividends................      410,344       2,620,814
Shares redeemed.....................   (7,251,747)    (45,828,570)
                                      -----------   -------------
Net increase (decrease).............    3,048,611   $  18,594,722
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ------------------------------------------------------------
Shares sold.........................     5,257,686   $  36,257,632     10,889,330   $    69,547,101
Reinvested dividends................            --              --        212,688         1,357,697
Shares redeemed.....................    (4,219,450)    (29,035,295)    (7,522,990)      (49,016,290)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............     1,038,236   $   7,222,337      3,579,028   $    21,888,508
                                       ===========   =============   ============   ===============

---------------

* Unaudited

                                                           ---------------------

                                                     WORLDWIDE HIGH INCOME PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,119,072   $   8,354,777      5,068,961   $    36,327,437
Reinvested dividends................            --              --      1,016,662         7,298,299
Shares redeemed.....................    (2,179,719)    (16,078,150)    (5,718,197)      (41,913,237)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (1,060,647)  $  (7,723,373)       367,426   $     1,712,499
                                       ===========   =============   ============   ===============

                                                   WORLDWIDE HIGH INCOME PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2004*               JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      266,231   $   1,974,007     1,128,098   $   7,998,947
Reinvested dividends................           --              --        66,457         475,914
Shares redeemed.....................     (223,785)     (1,660,685)     (771,262)     (5,633,175)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............       42,446   $     313,322       423,293   $   2,841,686
                                      ===========   =============   ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       244,689   $   1,835,186        164,191   $     1,216,530
Reinvested dividends................            --              --          6,880            49,232
Shares redeemed.....................      (167,846)     (1,227,235)       (91,688)         (668,893)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............        76,843   $     607,951         79,383   $       596,869
                                       ===========   =============   ============   ===============

                                                      SUNAMERICA BALANCED PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       842,986   $  11,281,065      2,383,559   $    29,960,498
Reinvested dividends................            --              --        546,525         7,022,186
Shares redeemed.....................    (2,749,340)    (36,709,796)    (6,021,419)      (75,032,207)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (1,906,354)  $ (25,428,731)    (3,091,335)  $   (38,049,523)
                                       ===========   =============   ============   ===============

                                                    SUNAMERICA BALANCED PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2004*               JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      259,826   $   3,475,430       817,070   $  10,195,283
Reinvested dividends................           --              --        40,790         523,720
Shares redeemed.....................     (323,925)     (4,314,823)     (508,657)     (6,332,608)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      (64,099)  $    (839,393)      349,203   $   4,386,395
                                      ===========   =============   ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       377,909   $   5,021,083        514,960   $     6,581,407
Reinvested dividends................            --              --          6,306            80,906
Shares redeemed.....................       (95,159)     (1,262,127)       (80,220)       (1,039,967)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............       282,750   $   3,758,956        441,046   $     5,622,346
                                       ===========   =============   ============   ===============

---------------

* Unaudited

---------------------
    250

                                                                       MFS TOTAL RETURN PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004                JULY 31, 2004*
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     3,679,410   $  59,719,187      9,417,526   $   141,868,980       817,221   $  13,272,085
Shares issued in merger+............            --              --        310,623         4,894,703            --              --
Reinvested dividends................            --              --      1,567,241        24,520,410            --              --
Shares redeemed.....................    (4,499,000)    (72,911,299)    (9,335,757)     (140,747,772)     (994,290)    (16,140,592)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............      (819,590)  $ (13,192,112)     1,959,633   $    30,536,321      (177,069)  $  (2,868,507)
                                       ===========   =============   ============   ===============   ===========   =============

                                      MFS TOTAL RETURN PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    3,356,021   $  50,367,970
Shares issued in merger+............           --              --
Reinvested dividends................      322,015       5,037,521
Shares redeemed.....................   (1,580,512)    (23,942,524)
                                      -----------   -------------
Net increase (decrease).............    2,097,524   $  31,462,967
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     2,897,616   $  46,975,717      3,735,591   $    57,017,901
Shares issued in merger+............            --              --             --                --
Reinvested dividends................            --              --        104,957         1,642,445
Shares redeemed.....................      (629,874)    (10,202,332)      (632,130)       (9,757,651)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............     2,267,742   $  36,773,385      3,208,418   $    48,902,695
                                       ===========   =============   ============   ===============

                                                                       TELECOM UTILITY PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004                JULY 31, 2004*
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................       135,999   $   1,084,143      1,388,022   $    10,483,609        71,840   $     564,840
Reinvested dividends................            --              --        407,969         2,997,326            --              --
Shares redeemed.....................      (755,598)     (5,999,106)    (3,148,869)      (23,077,341)     (119,109)       (934,641)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............      (619,599)  $  (4,914,963)    (1,352,878)  $    (9,596,406)      (47,269)  $    (369,801)
                                       ===========   =============   ============   ===============   ===========   =============

                                       TELECOM UTILITY PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................      171,756   $   1,267,308
Reinvested dividends................       28,905         212,309
Shares redeemed.....................     (225,797)     (1,645,458)
                                      -----------   -------------
Net increase (decrease).............      (25,136)  $    (165,841)
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................         3,644   $      28,580         11,342   $        85,928
Reinvested dividends................            --              --          1,444            10,601
Shares redeemed.....................       (17,111)       (135,051)        (4,198)          (32,461)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............       (13,467)  $    (106,471)         8,588   $        64,068
                                       ===========   =============   ============   ===============

---------------

+ See Note 11
* Unaudited

                                                           ---------------------

                                                         EQUITY INCOME PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................        38,530   $     433,044        104,404   $     1,064,887
Reinvested dividends................            --              --         11,820           124,547
Shares redeemed.....................       (97,343)     (1,090,532)       (83,565)         (840,374)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............       (58,813)  $    (657,488)        32,659   $       349,060
                                       ===========   =============   ============   ===============

                                                          EQUITY INDEX PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       486,574   $   4,649,127        609,258   $     5,237,976
Reinvested dividends................            --              --         52,309           463,680
Shares redeemed.....................      (618,033)     (5,907,397)      (672,478)       (5,708,584)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............      (131,459)  $  (1,258,270)       (10,911)  $        (6,928)
                                       ===========   =============   ============   ===============

                                                                        GROWTH-INCOME PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004                JULY 31, 2004*
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     1,184,007   $  26,318,060      4,106,481   $    79,675,021       211,302   $   4,659,177
Reinvested dividends................            --              --        431,755         8,970,910            --              --
Shares redeemed.....................    (5,203,311)   (115,116,229)   (12,389,172)     (239,033,624)     (332,666)     (7,339,392)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............    (4,019,304)  $ (88,798,169)    (7,850,936)  $  (150,387,693)     (121,364)  $  (2,680,215)
                                       ===========   =============   ============   ===============   ===========   =============

                                        GROWTH-INCOME PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................      781,815   $  15,031,804
Reinvested dividends................       18,411         382,328
Shares redeemed.....................     (690,906)    (13,556,007)
                                      -----------   -------------
Net increase (decrease).............      109,320   $   1,858,125
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                         JULY 31, 2004*                 JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       297,133   $   6,543,770        479,844   $     9,479,025
Reinvested dividends............            --              --          2,841            58,939
Shares redeemed.................      (109,953)     (2,415,314)      (130,505)       (2,649,388)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       187,180   $   4,128,456        352,180   $     6,888,576
                                   ===========   =============   ============   ===============

---------------

* Unaudited

---------------------
    252

                                                  FEDERATED AMERICAN LEADERS PORTFOLIO@
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       964,106   $  14,727,559      2,762,918   $    36,458,307
Reinvested dividends................            --              --        225,957         3,127,827
Shares redeemed.....................    (2,135,562)    (32,533,895)    (4,780,643)      (61,508,240)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (1,171,456)  $ (17,806,336)    (1,791,768)  $   (21,922,106)
                                       ===========   =============   ============   ===============

                                                FEDERATED AMERICAN LEADERS PORTFOLIO@
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2004*               JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      219,402   $   3,343,602       521,975   $   6,745,683
Reinvested dividends................           --              --        19,693         272,374
Shares redeemed.....................     (225,041)     (3,435,620)     (506,632)     (6,604,088)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............       (5,639)  $     (92,018)       35,036   $     413,969
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                         JULY 31, 2004*                 JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       927,432   $  14,139,478        632,887   $     8,684,616
Reinvested dividends............            --              --          4,808            66,454
Shares redeemed.................      (110,194)     (1,666,946)      (111,247)       (1,517,753)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       817,238   $  12,472,532        526,448   $     7,233,317
                                   ===========   =============   ============   ===============

                                                      DAVIS VENTURE VALUE PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     3,405,328   $  81,705,559      8,362,154   $   168,859,223
Shares issued in merger+............            --              --        272,200         6,035,043
Reinvested dividends................            --              --        697,106        14,827,986
Shares redeemed.....................    (9,224,369)   (220,929,856)   (18,524,182)     (362,883,388)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (5,819,041)  $(139,224,297)    (9,192,722)  $  (173,161,136)
                                       ===========   =============   ============   ===============

                                                    DAVIS VENTURE VALUE PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2004*               JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................    1,376,491   $  32,982,201     3,132,370   $  62,068,449
Shares issued in merger+............           --              --            --              --
Reinvested dividends................           --              --        47,770       1,015,385
Shares redeemed.....................     (695,865)    (16,621,102)   (1,290,391)    (25,833,940)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      680,626   $  16,361,099     1,889,749   $  37,249,894
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                         JULY 31, 2004*                 JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     3,283,462   $  78,452,531      3,731,101   $    76,580,173
Shares issued in merger+........            --              --             --                --
Reinvested dividends............            --              --         16,264           345,416
Shares redeemed.................      (446,393)    (10,645,513)      (439,176)       (9,238,357)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     2,837,069   $  67,807,018      3,308,189   $    67,687,232
                                   ===========   =============   ============   ===============

---------------

*  Unaudited
@ See Note 1
+  See Note 11

                                                           ---------------------

                                                     "DOGS" OF WALL STREET PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,115,728   $  11,422,566      2,047,096   $    18,050,978
Reinvested dividends................            --              --        280,323         2,565,250
Shares redeemed.....................    (1,497,108)    (15,284,586)    (4,283,291)      (37,012,399)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............      (381,380)  $  (3,862,020)    (1,955,872)  $   (16,396,171)
                                       ===========   =============   ============   ===============

                                                   "DOGS" OF WALL STREET PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2004*               JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      332,600   $   3,395,893     1,193,060   $  10,320,849
Reinvested dividends................           --              --        44,489         406,812
Shares redeemed.....................     (200,619)     (2,046,640)     (588,749)     (5,100,071)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      131,981   $   1,349,253       648,800   $   5,627,590
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                         JULY 31, 2004*                 JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       519,345   $   5,303,759        696,892   $     6,260,604
Reinvested dividends............            --              --         12,103           110,586
Shares redeemed.................      (108,825)     (1,110,700)      (108,649)         (988,083)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       410,520   $   4,193,059        600,346   $     5,383,107
                                   ===========   =============   ============   ===============

                                                                       ALLIANCE GROWTH PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004                JULY 31, 2004*
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     3,309,088   $  58,404,114      8,148,154   $   127,498,861       732,000   $  12,837,907
Reinvested dividends................            --              --        158,035         2,702,481            --              --
Shares redeemed.....................   (10,313,921)   (180,241,772)   (20,806,562)     (326,470,835)     (520,850)     (9,106,896)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............    (7,004,833)  $(121,837,658)   (12,500,373)  $  (196,269,493)      211,150   $   3,731,011
                                       ===========   =============   ============   ===============   ===========   =============

                                       ALLIANCE GROWTH PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    1,747,952   $  27,582,148
Reinvested dividends................        3,772          64,464
Shares redeemed.....................   (1,060,660)    (16,901,468)
                                      -----------   -------------
Net increase (decrease).............      691,064   $  10,745,144
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                         JULY 31, 2004*                 JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     1,490,798   $  26,027,966      1,597,667   $    26,019,753
Reinvested dividends............            --              --            748            12,773
Shares redeemed.................      (214,459)     (3,719,080)      (215,433)       (3,531,427)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     1,276,339   $  22,308,886      1,382,982   $    22,501,099
                                   ===========   =============   ============   ===============

---------------

* Unaudited

---------------------
    254

                                                     GOLDMAN SACHS RESEARCH PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       572,395   $   3,870,619      1,056,912   $     6,208,130
Reinvested dividends................            --              --             --                --
Shares redeemed.....................      (754,381)     (5,130,533)    (2,082,196)      (11,665,885)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............      (181,986)  $  (1,259,914)    (1,025,284)  $    (5,457,755)
                                       ===========   =============   ============   ===============

                                                  GOLDMAN SACHS RESEARCH PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2004*               JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................       63,094   $     427,348       340,920   $   1,944,162
Reinvested dividends................           --              --            --              --
Shares redeemed.....................      (75,010)       (507,274)     (178,517)     (1,032,778)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      (11,916)  $     (79,926)      162,403   $     911,384
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                         JULY 31, 2004*                 JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................        55,146   $     372,143         58,340   $       349,945
Reinvested dividends............            --              --             --                --
Shares redeemed.................       (35,264)       (238,294)       (18,320)         (107,902)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........        19,882   $     133,849         40,020   $       242,043
                                   ===========   =============   ============   ===============

                                               MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO@
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,060,244   $  11,181,955      2,888,702   $    27,203,804
Reinvested dividends................            --              --        187,553         1,856,897
Shares redeemed.....................    (2,750,148)    (28,816,453)    (5,853,148)      (54,733,311)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (1,689,904)  $ (17,634,498)    (2,776,893)  $   (25,672,610)
                                       ===========   =============   ============   ===============

                                            MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO@
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2004*               JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      530,534   $   5,570,670     1,244,491   $  11,664,647
Reinvested dividends................           --              --        17,560         173,903
Shares redeemed.....................     (498,086)     (5,197,424)     (529,049)     (5,039,666)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............       32,448   $     373,246       733,002   $   6,798,884
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                         JULY 31, 2004*                 JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     1,071,295   $  11,219,783      1,594,489   $    15,259,641
Reinvested dividends............            --              --          7,233            71,576
Shares redeemed.................      (240,891)     (2,504,181)      (187,865)       (1,847,831)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       830,404   $   8,715,602      1,413,857   $    13,483,386
                                   ===========   =============   ============   ===============

---------------

 * Unaudited
@See Note 1

                                                           ---------------------

                                                    PUTNAM GROWTH: VOYAGER PORTFOLIO@
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       561,800   $   7,857,047      1,580,671   $    19,971,339
Reinvested dividends................            --              --         54,488           735,034
Shares redeemed.....................    (2,404,582)    (33,611,057)    (5,996,367)      (75,896,138)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (1,842,782)  $ (25,754,010)    (4,361,208)  $   (55,189,765)
                                       ===========   =============   ============   ===============

                                                  PUTNAM GROWTH: VOYAGER PORTFOLIO@
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2004*               JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................       58,313   $     813,370       297,760   $   3,657,378
Reinvested dividends................           --              --           980          13,201
Shares redeemed.....................     (145,144)     (2,028,701)     (316,419)     (4,101,440)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      (86,831)  $  (1,215,331)      (17,679)  $    (430,861)
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                         JULY 31, 2004*                 JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................        75,209   $   1,050,302        174,789   $     2,231,755
Reinvested dividends............            --              --            118             1,588
Shares redeemed.................       (34,875)       (483,949)       (68,275)         (922,848)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........        40,334   $     566,353        106,632   $     1,310,495
                                   ===========   =============   ============   ===============

                                                                       BLUE CHIP GROWTH PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004                JULY 31, 2004*
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................       834,915   $   5,069,876      3,076,018   $    16,973,946       371,891   $   2,279,067
Reinvested dividends................            --              --          7,980            46,789            --              --
Shares redeemed.....................      (957,457)     (5,826,261)    (1,962,720)      (10,703,883)     (435,169)     (2,663,185)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............      (122,542)  $    (756,385)     1,121,278   $     6,316,852       (63,278)  $    (384,118)
                                       ===========   =============   ============   ===============   ===========   =============

                                      BLUE CHIP GROWTH PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................  $ 1,112,149   $   6,030,177
Reinvested dividends................          575           3,369
Shares redeemed.....................     (481,025)     (2,646,805)
                                      -----------   -------------
Net increase (decrease).............      631,699   $   3,386,741
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                         JULY 31, 2004*                 JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       726,889   $   4,432,227        850,679   $     4,808,302
Reinvested dividends............            --              --             --                --
Shares redeemed.................      (332,958)     (2,012,337)      (177,434)         (993,273)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       393,931   $   2,419,890        673,245   $     3,815,029
                                   ===========   =============   ============   ===============

---------------

 * Unaudited
@ See Note 1

---------------------
    256

                                                                         REAL ESTATE PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004                JULY 31, 2004*
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     1,444,260   $  22,925,088      3,262,528   $    42,978,187       301,160   $   4,733,582
Reinvested dividends................            --              --        227,033         3,211,729            --              --
Shares redeemed.....................    (2,280,201)    (35,135,723)    (3,368,095)      (44,231,810)     (343,495)     (5,256,013)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............      (835,941)  $ (12,210,635)       121,466   $     1,958,106       (42,335)  $    (522,431)
                                       ===========   =============   ============   ===============   ===========   =============

                                         REAL ESTATE PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................      939,342   $  12,392,272
Reinvested dividends................       33,503         473,315
Shares redeemed.....................     (506,348)     (6,765,039)
                                      -----------   -------------
Net increase (decrease).............      466,497   $   6,100,548
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                         JULY 31, 2004*                 JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       686,085   $  10,790,347      1,022,207   $    14,274,919
Reinvested dividends............            --              --         10,749           151,743
Shares redeemed.................      (324,320)     (4,952,914)      (303,810)       (4,387,957)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       361,765   $   5,837,433        729,146   $    10,038,705
                                   ===========   =============   ============   ===============

                                                  SMALL COMPANY VALUE PORTFOLIO
                                   ------------------------------------------------------------
                                                             CLASS 1
                                   ------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                         JULY 31, 2004*                 JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       118,552   $   1,512,704        179,924   $     1,890,779
Reinvested dividends............            --              --             --                --
Shares redeemed.................       (91,513)     (1,143,160)      (147,415)       (1,523,678)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........        27,039   $     369,544         32,509   $       367,101
                                   ===========   =============   ============   ===============

                                                       MFS MID-CAP GROWTH PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     4,387,588   $  37,210,887     10,150,339   $    72,483,012
Reinvested dividends................            --              --             --                --
Shares redeemed.....................    (7,394,063)    (61,339,015)    (7,516,446)      (51,817,236)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (3,006,475)  $ (24,128,128)     2,633,893   $    20,665,776
                                       ===========   =============   ============   ===============

                                                    MFS MID-CAP GROWTH PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2004*               JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................    1,245,467   $  10,460,722     3,475,566   $  24,547,372
Reinvested dividends................           --              --            --              --
Shares redeemed.....................   (1,093,286)     (9,145,254)   (1,449,821)    (10,288,330)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      152,181   $   1,315,468     2,025,745   $  14,259,042
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                         JULY 31, 2004*                 JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     2,534,731   $  21,119,671      4,333,542   $    31,215,007
Reinvested dividends............            --              --             --                --
Shares redeemed.................    (1,064,014)     (8,961,334)      (844,232)       (6,112,700)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     1,470,717   $  12,158,337      3,489,310   $    25,102,307
                                   ===========   =============   ============   ===============

---------------

* Unaudited

                                                           ---------------------

                                                       AGGRESSIVE GROWTH PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     4,817,783   $  43,436,710      5,958,002   $    48,225,927
Reinvested dividends................            --              --             --                --
Shares redeemed.....................    (8,066,313)    (72,069,372)    (7,024,159)      (54,917,394)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (3,248,530)  $ (28,632,662)    (1,066,157)  $    (6,691,467)
                                       ===========   =============   ============   ===============

                                                     AGGRESSIVE GROWTH PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2004*               JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      470,813   $   4,231,303       860,963   $   6,861,722
Reinvested dividends................           --              --            --              --
Shares redeemed.....................     (644,757)     (5,721,454)     (398,346)     (3,202,770)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............     (173,944)  $  (1,490,151)      462,617   $   3,658,952
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                         JULY 31, 2004*                 JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       358,641   $   3,195,454        408,553   $     3,348,453
Reinvested dividends............            --              --             --                --
Shares redeemed.................      (227,865)     (2,027,651)       (89,327)         (752,144)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       130,775   $   1,167,803        319,226   $     2,596,309
                                   ===========   =============   ============   ===============

                                                      GROWTH OPPORTUNITIES PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,233,892   $   6,102,496      6,539,711   $    28,078,151
Reinvested dividends................            --              --             --                --
Shares redeemed.....................    (2,608,517)    (12,395,913)    (3,662,114)      (16,002,890)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (1,374,625)  $  (6,293,417)     2,877,597   $    12,075,261
                                       ===========   =============   ============   ===============

                                                   GROWTH OPPORTUNITIES PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2004*               JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      337,047   $   1,642,956     1,133,555   $   4,937,818
Reinvested dividends................           --              --            --              --
Shares redeemed.....................     (500,600)     (2,405,463)     (484,400)     (2,131,593)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............     (163,553)  $    (762,507)      649,155   $   2,806,225
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED          FOR THE PERIOD ENDED
                                         JULY 31, 2004*                 JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       373,245   $   1,803,429        533,692   $     2,365,158
Reinvested dividends............            --              --             --                --
Shares redeemed.................      (133,589)       (634,367)      (128,577)         (563,583)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       239,656   $   1,169,062        405,115   $     1,801,575
                                   ===========   =============   ============   ===============

---------------

* Unaudited

---------------------
    258

                                                                        MARSICO GROWTH PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004                JULY 31, 2004*
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................       943,045   $   9,274,246      4,672,555   $    41,630,416       592,251   $   5,827,099
Shares issued in merger+............            --              --        528,974         5,106,261            --              --
Reinvested dividends................            --              --             --                --            --              --
Shares redeemed.....................    (2,141,184)    (21,058,663)    (2,833,801)      (24,895,498)     (557,202)     (5,469,666)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............    (1,198,139)  $ (11,784,417)     2,367,728   $    21,841,179        35,049   $     357,433
                                       ===========   =============   ============   ===============   ===========   =============

                                       MARSICO GROWTH PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    2,456,452   $  21,723,474
Shares issued in merger+............           --              --
Reinvested dividends................           --              --
Shares redeemed.....................     (699,025)     (6,329,371)
                                      -----------   -------------
Net increase (decrease).............    1,757,427   $  15,394,103
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                         JULY 31, 2004*                 JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       735,859   $   7,203,421      1,561,804   $    14,233,776
Shares issued in merger+........            --              --             --                --
Reinvested dividends............            --              --             --                --
Shares redeemed.................      (259,955)     (2,534,160)      (299,620)       (2,791,106)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       475,904   $   4,669,261      1,262,184   $    11,442,670
                                   ===========   =============   ============   ===============

                                                                          TECHNOLOGY PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004                JULY 31, 2004*
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     5,946,822   $  15,475,946     24,650,062   $    56,999,833     1,304,981   $   3,371,037
Reinvested dividends................            --              --             --                --            --              --
Shares redeemed.....................   (14,743,306)    (37,572,058)   (16,844,238)      (37,951,160)   (1,769,332)     (4,528,693)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............    (8,796,484)  $ (22,096,112)     7,805,824   $    19,048,673      (464,351)  $  (1,157,656)
                                       ===========   =============   ============   ===============   ===========   =============

                                         TECHNOLOGY PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    3,647,108   $   8,918,302
Reinvested dividends................           --              --
Shares redeemed.....................   (1,377,385)     (3,303,404)
                                      -----------   -------------
Net increase (decrease).............    2,269,723   $   5,614,898
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                         JULY 31, 2004*                 JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     1,740,235   $   4,486,437      3,369,087   $     8,253,472
Reinvested dividends............            --              --             --                --
Shares redeemed.................    (1,319,132)     (3,403,516)    (1,218,670)       (3,033,473)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       421,103   $   1,082,921      2,150,417   $     5,219,999
                                   ===========   =============   ============   ===============

---------------

+ See Note 11
* Unaudited

                                                           ---------------------

                                                     SMALL & MID CAP VALUE PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 2
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,052,101   $  14,868,433      1,478,355   $    17,626,988
Reinvested dividends................            --              --          9,080           124,171
Shares redeemed.....................      (377,853)     (5,296,689)      (148,101)       (1,872,334)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............       674,248   $   9,571,744      1,339,334   $    15,878,825
                                       ===========   =============   ============   ===============

                                                   SMALL & MID CAP VALUE PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 3
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2004*               JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................    3,187,506   $  44,935,536     3,274,666   $  40,379,186
Reinvested dividends................           --              --        12,761         174,672
Shares redeemed.....................     (545,677)     (7,671,378)     (510,078)     (6,457,924)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............    2,641,829   $  37,264,158     2,777,349   $  34,095,934
                                      ===========   =============   ===========   =============

                                                INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     3,003,102   $  31,120,313     19,076,666   $   151,211,105
Shares issued in merger+............            --              --        527,842         5,031,251
Reinvested dividends................            --              --        309,256         2,820,011
Shares redeemed.....................    (3,936,482)    (40,724,983)   (21,994,772)     (176,683,324)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............      (933,380)  $  (9,604,670)    (2,081,008)  $   (17,620,957)
                                       ===========   =============   ============   ===============

                                              INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2004*               JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      550,318   $   5,698,980     9,368,493   $  71,238,470
Shares issued in merger+............           --              --            --              --
Reinvested dividends................           --              --        32,162         294,132
Shares redeemed.....................     (346,466)     (3,608,872)   (8,835,670)    (67,568,479)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      203,852   $   2,090,108       564,985   $   3,964,123
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                         JULY 31, 2004*      CLASS 3    JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                   ------------------------------------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     1,091,078   $  11,321,804      6,776,032   $    55,947,624
Shares issued in merger+........            --              --             --                --
Reinvested dividends............            --              --         13,002           118,850
Shares redeemed.................      (225,177)     (2,360,809)    (5,610,270)      (46,587,666)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       865,901   $   8,960,995      1,178,764   $     9,478,808
                                   ===========   =============   ============   ===============

                                                                       GLOBAL EQUITIES PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004                JULY 31, 2004*
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................       618,879   $   6,576,244      4,220,701   $    37,894,188       159,708   $   1,693,139
Reinvested dividends................            --              --         61,801           611,341            --              --
Shares redeemed.....................    (3,193,443)    (33,656,708)    (8,833,876)      (79,257,438)     (273,448)     (2,870,231)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............    (2,574,564)  $ (27,080,464)    (4,551,374)  $   (40,751,909)     (113,740)  $  (1,177,092)
                                       ===========   =============   ============   ===============   ===========   =============

                                       GLOBAL EQUITIES PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................      844,934   $   7,513,595
Reinvested dividends................        1,487          14,671
Shares redeemed.....................     (681,266)     (6,141,949)
                                      -----------   -------------
Net increase (decrease).............      165,155   $   1,386,317
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2004*                 JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       342,839   $   3,576,047        524,183   $     4,879,048
Reinvested dividends................            --              --            179             1,768
Shares redeemed.....................       (68,605)       (713,860)      (235,345)       (2,178,132)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............       274,234   $   2,862,187        289,017   $     2,702,684
                                       ===========   =============   ============   ===============


Shares sold.........................
Reinvested dividends................
Shares redeemed.....................
Net increase (decrease).............

---------------

+ See Note 11
* Unaudited

---------------------
    260

                                                  INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                          ------------------------------------------------------------
                                                                    CLASS 1
                                          ------------------------------------------------------------
                                           FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                JULY 31, 2004*                 JANUARY 31, 2004
                                          ---------------------------   ------------------------------
                                            SHARES         AMOUNT          SHARES          AMOUNT
                                          ---------------------------   ------------------------------
Shares sold...........................      4,735,089   $  33,169,475     42,011,631   $   222,413,626
Reinvested dividends..................             --              --      1,206,381         7,625,969
Shares redeemed.......................     (7,733,405)    (53,715,947)   (45,107,839)     (240,669,418)
                                          -----------   -------------   ------------   ---------------
Net increase (decrease)...............     (2,998,316)  $ (20,546,472)    (1,889,827)  $   (10,629,823)
                                          ===========   =============   ============   ===============

                                              INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                        ---------------------------------------------------------
                                                                 CLASS 2
                                        ---------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                              JULY 31, 2004*               JANUARY 31, 2004
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................    2,802,231   $  19,419,803    20,284,349   $ 109,793,313
Reinvested dividends..................           --              --       141,286         889,477
Shares redeemed.......................   (1,244,908)     (8,648,137)  (17,824,185)    (95,762,312)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............    1,557,323   $  10,771,666     2,601,450   $  14,920,478
                                        ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                         JULY 31, 2004*                 JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     5,111,762   $  35,423,623     11,363,503   $    67,557,100
Reinvested dividends............            --              --        156,934           987,208
Shares redeemed.................      (806,841)     (5,589,417)    (6,204,648)      (36,215,388)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     4,304,921   $  29,834,206      5,315,789   $    32,328,920
                                   ===========   =============   ============   ===============

                                                           EMERGING MARKETS PORTFOLIO
                                          ------------------------------------------------------------
                                                                    CLASS 1
                                          ------------------------------------------------------------
                                           FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                JULY 31, 2004*                 JANUARY 31, 2004
                                          ---------------------------   ------------------------------
                                            SHARES         AMOUNT          SHARES          AMOUNT
                                          ---------------------------   ------------------------------
Shares sold...........................      1,853,842   $  18,329,609      7,288,345   $    53,639,069
Reinvested dividends..................             --              --             --                --
Shares redeemed.......................     (3,044,148)    (28,653,395)    (6,977,239)      (48,761,401)
                                          -----------   -------------   ------------   ---------------
Net increase (decrease)...............     (1,190,306)  $ (10,323,786)       311,106   $     4,877,668
                                          ===========   =============   ============   ===============

                                                       EMERGING MARKETS PORTFOLIO
                                        ---------------------------------------------------------
                                                                 CLASS 2
                                        ---------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                              JULY 31, 2004*               JANUARY 31, 2004
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................      348,472   $   3,424,713       603,213   $   4,795,279
Reinvested dividends..................           --              --            --              --
Shares redeemed.......................     (181,803)     (1,711,683)     (274,479)     (2,126,995)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............      166,669   $   1,713,030       328,734   $   2,668,284
                                        ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                         JULY 31, 2004*                 JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       534,817   $   5,171,685      2,291,223   $    19,285,920
Reinvested dividends............            --              --             --                --
Shares redeemed.................      (212,209)     (2,005,484)    (1,973,096)      (16,930,014)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       322,608   $   3,166,201        318,127   $     2,355,906
                                   ===========   =============   ============   ===============

                                                            FOREIGN VALUE PORTFOLIO
                                          ------------------------------------------------------------
                                                                    CLASS 2
                                          ------------------------------------------------------------
                                           FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                JULY 31, 2004*                 JANUARY 31, 2004
                                          ---------------------------   ------------------------------
                                            SHARES         AMOUNT          SHARES          AMOUNT
                                          ---------------------------   ------------------------------
Shares sold...........................      1,456,547   $  18,954,738      2,196,757   $    23,802,425
Reinvested dividends..................             --              --         21,579           265,014
Shares redeemed.......................       (545,251)     (6,987,275)      (217,836)       (2,538,321)
                                          -----------   -------------   ------------   ---------------
Net increase (decrease)...............        911,296   $  11,967,463      2,000,500   $    21,529,118
                                          ===========   =============   ============   ===============

                                                         FOREIGN VALUE PORTFOLIO
                                        ---------------------------------------------------------
                                                                 CLASS 3
                                        ---------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                              JULY 31, 2004*               JANUARY 31, 2004
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................    4,749,009   $  61,680,116     5,573,932   $  62,082,539
Reinvested dividends..................           --              --        31,620         388,503
Shares redeemed.......................     (632,891)     (8,200,607)   (1,157,419)    (12,866,454)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............    4,116,118   $  53,479,509     4,448,133   $  49,604,588
                                        ===========   =============   ===========   =============

---------------

* Unaudited

                                                           ---------------------

8. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with an affiliated broker:

                                                              GOLDMAN SACHS      SUNAMERICA      MORGAN STANLEY &   ALLIANCE
PORTFOLIO                                                         & CO.       SECURITIES, INC.      CO., INC.       CAPITAL
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research......................................      $417              $ --              $   --        $    --
Small & Mid Cap Value.......................................        --                --                  --         72,018
Technology..................................................        --                --               1,674             --
SunAmerica Balanced.........................................        --               750                  --             --
Blue Chip Growth............................................        --               550                  --             --

As disclosed in the Investment Portfolios, certain Portfolios own securities issued by AIG or an affiliate thereof. SAAMCo, the investment adviser, is a wholly-owned subsidiary of AIG. During the six months ended July 31, 2004, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                         MARKET VALUE
                                                                        AT JANUARY 31,    PURCHASE      REALIZED     UNREALIZED
PORTFOLIO                           SECURITY                  INCOME         2004          (SALES)     GAIN (LOSS)   GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Equity Index.........  American International Group, Inc.    $  1,544     $   834,997    $   (20,656)   $  7,263     $    67,797
Davis Venture Value..  American International Group, Inc.      17,867       9,545,000             --          --       6,489,906
                       Transatlantic Holdings, Inc.           139,557      53,499,780     (1,683,240)    746,851      10,729,154
Putnam Growth:
  Voyager............  American International Group, Inc.       8,346       4,929,353       (489,514)    328,978       2,263,424
Global Equities......  American International Group, Inc.       8,875       4,873,168       (225,726)    154,145       2,263,393

                       MARKET VALUE
                       AT JULY 31,
PORTFOLIO                  2004
---------------------  ------------
Equity Index.........  $   827,523
Davis Venture Value..    9,709,924
                        44,235,108
Putnam Growth:
  Voyager............    4,535,730
Global Equities......    4,738,354

9. INVESTMENT CONCENTRATIONS: Some of the Portfolios may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, Worldwide High Income, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The Global Bond Portfolio had approximately 19.6% of its assets invested in equity securities domiciled in Japan. The Worldwide High Portfolio had 19.4% of its assets invested in equity securities domiciled in the United Kingdom. The International Growth and Income Portfolio had 16.9% and 23.7% of its net assets invested in equity securities of companies domiciled in Japan and the United Kingdom, respectively. Additionally, International Diversified Equities Portfolio had 24.6% and 19.4% invested in Japan and the United Kingdom, respectively, Emerging Markets Portfolio had 17.7% invested in South Korea, and the Foreign Value Portfolio had 19.4% in the United Kingdom.

10. COMMITMENTS AND CONTINGENCIES: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75,000,000 committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Portfolio's cash shortfall exceeds $100,000. For the six months ended July 31, 2004, the following portfolios had borrowings:

                                                                                         AVERAGE     WEIGHTED
                                                                 DAYS       INTEREST      DEBT       AVERAGE
PORTFOLIO                                                     OUTSTANDING   CHARGES     UTILIZED     INTEREST
-------------------------------------------------------------------------------------------------------------
Global Bond.................................................      11         $  277    $   590,161     1.53%
High-Yield Bond.............................................      19          8,377     10,526,538     1.51
Worldwide High Income.......................................       2             35        422,727     1.50
SunAmerica Balanced.........................................      33          1,586      1,092,153     1.56
Equity Income...............................................       9             49        106,832     1.83
Growth-Income...............................................      35          2,828      1,871,038     1.55
"Dogs" of Wall Street.......................................       5             89        409,486     1.56
Alliance Growth.............................................      86          6,002      1,595,037     1.57
Putnam Growth: Voyager......................................      45            686        359,744     1.53
Real Estate.................................................       1             10        247,474     1.50
MFS Mid-Cap Growth..........................................       6            105        410,826     1.52
Aggressive Growth...........................................       5            123        588,169     1.50
Technology..................................................      56          3,705      1,552,853     1.56
International Growth and Income.............................       4             16        316,579     1.77

---------------------
    262

                                                                                         AVERAGE     WEIGHTED
                                                                 DAYS       INTEREST      DEBT       AVERAGE
PORTFOLIO                                                     OUTSTANDING   CHARGES     UTILIZED     INTEREST
-------------------------------------------------------------------------------------------------------------
Global Equities.............................................      53          1,621        714,692     1.55
Emerging Markets............................................      60          1,849        686,656     1.63

At July 31, 2004, SunAmerica Balanced Portfolio, International Growth and Income Portfolio, and Emerging Markets Portfolio had balances open under the line of credit of $2,812,923, $316,354, $113,610, respectively.

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended July 31, 2004 none of the Portfolios participated in this program.

11. FUND MERGERS

On June 17, 2003, the Board of Trustees approved an Agreement and Plan of Reorganization of the acquisitions of assets of certain portfolios of the Mutual Fund Variable Annuity Trust ("MVAT"), advised by JP Morgan Chase & Co. by the Cash Management Portfolio, MFS Total Return Portfolio, Davis Venture Value Portfolio, Marsico Growth Portfolio and the International Growth and Income Portfolio. Effective December 5, 2003, all the assets and liabilities of MVAT were transferred to the Trust. Except for the Cash Management Portfolio's acquisition of MVAT U.S. Government Portfolio, the acquisitions were non-taxable events. The details of the acquisitions are set forth below.

The Cash Management Portfolio acquired all of the assets and liabilities of MVAT -- U.S. Government Income Portfolio and MVAT -- Money Market Portfolio in exchange for Class 1 shares. The MFS Total Return Portfolio acquired all of the assets and liabilities of MVAT -- Asset Allocation Portfolio in exchange for Class 1 shares. The Davis Venture Value Portfolio acquired all of the assets and liabilities of MVAT -- Growth and Income Portfolio in exchange for Class 1 shares. The Marsico Growth Portfolio acquired all of the assets and liabilities of MVAT -- Capital Growth Portfolio in exchange for Class 1 shares. The International Growth and Income Portfolio acquired all of the assets and liabilities of MVAT -- International Equity Portfolio in exchange for Class 1 shares.

Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of Cash Management Portfolio prior to merger.....  $  383,538,920
Net assets of MVAT -- U.S. Government Income Portfolio prior
  to merger.................................................       1,714,278
Net assets of MVAT -- Money Market Portfolio prior to
  merger....................................................       1,987,797
                                                              --------------
Aggregate net assets of Cash Management Portfolio following
  acquisition...............................................     387,240,995
                                                              --------------
Unrealized appreciation (depreciation) in MVAT -- U.S.
  Government Income Portfolio...............................             (36)
Unrealized appreciation (depreciation) in MVAT -- U.S. Money
  Market Portfolio..........................................              --

Net assets of MFS Total Return Portfolio prior to merger....     781,801,159
Net assets of MVAT -- Asset Allocation Portfolio prior to
  merger....................................................       4,894,703
                                                              --------------
Aggregate net assets of MFS Total Return Portfolio following
  acquisition...............................................     786,695,682
                                                              --------------
Unrealized appreciation (depreciation) in MVAT -- Asset
  Allocation Portfolio......................................         435,049

Net assets of Davis Venture Value Portfolio prior to
  merger....................................................   2,115,241,566
Net assets of MVAT -- Growth and Income Portfolio prior to
  merger....................................................       6,035,043
                                                              --------------
Aggregate net assets of Davis Venture Value Portfolio
  following acquisition.....................................   2,121,276,609
                                                              --------------
Unrealized appreciation (depreciation) in MVAT -- Growth and
  Income Portfolio..........................................         733,499

Net assets of Marsico Growth Portfolio prior to merger......     124,603,716
Net assets of MVAT -- Capital Growth Portfolio prior to
  merger....................................................       5,106,261
                                                              --------------
Aggregate net assets of Marsico Growth Portfolio following
  acquisition...............................................     129,709,977
                                                              --------------
Unrealized appreciation (depreciation) in MVAT -- Capital
  Growth Portfolio..........................................         969,421

Net assets of International Growth and Income Portfolio
  prior to merger...........................................     258,529,212
Net assets of MVAT -- International Equity Portfolio prior
  to merger.................................................       5,031,251
                                                              --------------
Aggregate net assets of International Growth and Income
  Portfolio following acquisition...........................     263,560,463
                                                              --------------
Unrealized appreciation (depreciation) in
  MVAT -- International Equity Portfolio....................         478,007

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      ---------------------------------------------------------------------------------------------------------------------
                     NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      ---------------------------------------------------------------------------------------------------------------------
                                                Cash Management Portfolio Class 1
      1/31/00      $10.67     $   0.51      $     --      $    0.51       $(0.24)        $   --         $(0.24)      $10.94
      1/31/01       10.94         0.66         (0.02)          0.64        (0.45)            --          (0.45)       11.13
      1/31/02       11.13         0.37          0.02           0.39        (0.45)            --          (0.45        11.07
      1/31/03       11.07         0.15         (0.02)          0.13        (0.37)            --          (0.37)       10.83
      1/31/04       10.83         0.08          0.00           0.08        (0.23)            --          (0.23)       10.68
      7/31/04++     10.68         0.03          0.00           0.03           --             --             --        10.71
                                                Cash Management Portfolio Class 2
      7/9/01@-
      1/31/02       11.34         0.12          0.03           0.15        (0.44)            --          (0.44)       11.05
      1/31/03       11.05         0.12          0.01           0.13        (0.36)            --          (0.36)       10.82
      1/31/04       10.82         0.06         (0.01)          0.05        (0.21)            --          (0.21)       10.66
      7/31/04++     10.66         0.03         (0.01)          0.02           --             --             --        10.68
                                                Cash Management Portfolio Class 3
      9/30/02@-
      1/31/03       10.78         0.02          0.01           0.03           --             --             --        10.81
      1/31/04       10.81         0.04          0.01           0.05        (0.21)            --          (0.21)       10.65
      7/31/04++     10.65         0.02          0.00           0.02           --             --             --        10.67
                                                Corporate Bond Portfolio Class 1
      1/31/00       11.99         0.81         (1.15)         (0.34)       (0.53)            --          (0.53)       11.12
      1/31/01       11.12         0.89         (0.02)          0.87        (0.77)            --          (0.77)       11.22
      1/31/02       11.22         0.84         (0.26)          0.58        (0.63)            --          (0.63)       11.17
      1/31/03       11.17         0.80         (0.02)          0.78        (0.71)            --          (0.71)       11.24
      1/31/04       11.24         0.69          0.71           1.40        (0.72)            --          (0.72)       11.92
      7/31/04++     11.92         0.34         (0.26)          0.08           --             --             --        12.00
                                                Corporate Bond Portfolio Class 2
      7/9/01@-
      1/31/02       11.37         0.43            --           0.43        (0.63)            --          (0.63)       11.17
      1/31/03       11.17         0.73          0.03           0.76        (0.70)            --          (0.70)       11.23
      1/31/04       11.23         0.67          0.71           1.38        (0.70)            --          (0.70)       11.91
      7/31/04++     11.91         0.32         (0.25)          0.07           --             --             --        11.98
                                                Corporate Bond Portfolio Class 3
      9/30/02@-
      1/31/03       10.83         0.20          0.20           0.40           --             --             --        11.23
      1/31/04       11.23         0.61          0.75           1.36        (0.70)            --          (0.70)       11.89
      7/31/04++     11.89         0.30         (0.23)          0.07           --             --             --        11.96
                                                  Global Bond Portfolio Class 1
      1/31/00       11.95         0.42         (0.66)         (0.24)       (0.47)         (0.41)         (0.88)       10.83
      1/31/01       10.83         0.45          0.63           1.08        (0.70)            --          (0.70)       11.21
      1/31/02       11.21         0.43          0.02           0.45        (1.03)            --          (1.03)       10.63
      1/31/03       10.63         0.42          0.25           0.67        (0.18)         (0.15)         (0.33)       10.97
      1/31/04       10.97         0.36          0.05           0.41           --             --             --        11.38
      7/31/04++     11.38         0.17         (0.16)          0.01           --             --             --        11.39
                                                  Global Bond Portfolio Class 2
      7/9/01@-
      1/31/02       11.41         0.21          0.04           0.25        (1.03)            --          (1.03)       10.63
      1/31/03       10.63         0.38          0.27           0.65        (0.17)         (0.15)         (0.32)       10.96
      1/31/04       10.96         0.33          0.06           0.39           --             --             --        11.35
      7/31/04++     11.35         0.15         (0.15)          0.00           --             --             --        11.35
                                                  Global Bond Portfolio Class 3
      9/30/02@-
      1/31/03       10.68         0.11          0.17           0.28           --             --             --        10.96
      1/31/04       10.96         0.30          0.08           0.38           --             --             --        11.34
      7/31/04++     11.34         0.14         (0.15)         (0.01)          --             --             --        11.33

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                               Cash Management Portfolio Class 1
      1/31/00        4.85%   $466,588     0.53%          4.82%           --%
      1/31/01        5.95     404,005      0.52           5.83           --
      1/31/02        3.48     600,741      0.52           3.31           --
      1/31/03        1.22     457,994      0.52           1.37           --
      1/31/04        0.72     244,351      0.54           0.69           --
      7/31/04++      0.28     279,697     0.56+          0.62+
                               Cash Management Portfolio Class 2
      7/9/01@-
      1/31/02        1.34      22,093      0.68+          1.75+          --
      1/31/03        1.22      82,513      0.67           1.13           --
      1/31/04        0.48      54,706      0.69           0.54           --
      7/31/04++      0.19      61,960     0.71+          0.47+
                               Cash Management Portfolio Class 3
      9/30/02@-
      1/31/03        0.28      10,355      0.76+          0.68+          --
      1/31/04        0.45      59,832      0.80           0.37           --
      7/31/04++      0.19     102,852     0.81+          0.39+
                                Corporate Bond Portfolio Class 1
      1/31/00       (2.75)    184,309      0.71           7.05           37
      1/31/01        8.11     199,334      0.69           7.99           36
      1/31/02        5.27     258,912      0.67           7.41           83
      1/31/03        7.17     263,378      0.65           7.17           45
      1/31/04       12.67     277,860      0.64           5.89           46
      7/31/04++      0.67     266,100     0.63+          5.66+           10
                                Corporate Bond Portfolio Class 2
      7/9/01@-
      1/31/02        3.84      10,530      0.82+          7.05+          83
      1/31/03        6.99      40,274      0.80           6.87           45
      1/31/04       12.53      55,428      0.79           5.73           46
      7/31/04++      0.59      58,859     0.78+          5.51+           10
                                Corporate Bond Portfolio Class 3
      9/30/02@-
      1/31/03        3.69       2,965      0.87+          5.87+          45
      1/31/04       12.31      29,614      0.90           5.56           46
      7/31/04++      0.59      58,810     0.88+          5.38+           10
                                 Global Bond Portfolio Class 1
      1/31/00       (1.86)    127,145      0.84           3.68          189
      1/31/01       10.35     139,528      0.81(1)        4.07(1)       202
      1/31/02        4.03     145,556      0.81           3.84          193
      1/31/03        6.36     132,160      0.80           3.89           66
      1/31/04        3.74     114,854      0.82           3.17          115
      7/31/04++      0.09     103,886     0.82+          2.89+           39
                                 Global Bond Portfolio Class 2
      7/9/01@-
      1/31/02        2.17       2,873      0.97+         3.46+          193
      1/31/03        6.18      10,931      0.94           3.70           66
      1/31/04        3.56      14,577      0.97           3.00          115
      7/31/04++      0.00      15,072     0.97+          2.74+           39
                                 Global Bond Portfolio Class 3
      9/30/02@-
      1/31/03        2.62         848      0.98+          3.20+          66
      1/31/04        3.47       8,162      1.07           2.82          115
      7/31/04++     (0.09)     12,514     1.07+          2.64+           39

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1)  Gross of custody credits of 0.01%.

    See Notes to Financial Statements
---------------------
    264

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                               High-Yield Bond Portfolio Class 1
      1/31/00      $11.14      $1.09        $(0.55)        $ 0.54        $(1.14)        $   --         $(1.14)      $10.54
      1/31/01       10.54       1.09         (1.44)         (0.35)        (1.11)            --          (1.11)        9.08
      1/31/02        9.08       0.98         (1.94)         (0.96)        (1.11)            --          (1.11)        7.01
      1/31/03        7.01       0.63         (0.98)         (0.35)        (0.99)            --          (0.99)        5.67
      1/31/04        5.67       0.58          1.21           1.79         (0.46)            --          (0.46)        7.00
      7/31/04++      7.00       0.32         (0.26)          0.06            --             --             --         7.06
                                               High-Yield Bond Portfolio Class 2
      7/9/01@-
      1/31/02        8.48       0.43         (0.80)         (0.37)        (1.11)            --          (1.11)        7.00
      1/31/03        7.00       0.57         (0.92)         (0.35)        (0.98)            --          (0.98)        5.67
      1/31/04        5.67       0.55          1.22           1.77         (0.45)            --          (0.45)        6.99
      7/31/04++      6.99       0.31         (0.25)          0.06            --             --             --         7.05
                                               High-Yield Bond Portfolio Class 3
      9/30/02@-
      1/31/03        5.21       0.18          0.28           0.46            --             --             --         5.67
      1/31/04        5.67       0.54          1.22           1.76         (0.45)            --          (0.45)        6.98
      7/31/04++      6.98       0.29         (0.23)          0.06            --             --             --         7.04
                                            Worldwide High Income Portfolio Class 1
      1/31/00       10.12       1.13          0.67           1.80         (1.33)            --          (1.33)       10.59
      1/31/01       10.59       1.12         (0.76)          0.36         (1.21)            --          (1.21)        9.74
      1/31/02        9.74       0.93         (1.85)         (0.92)        (1.17)            --          (1.17)        7.65
      1/31/03        7.65       0.67         (0.72)         (0.05)        (1.06)            --          (1.06)        6.54
      1/31/04        6.54       0.52          1.11           1.63         (0.63)            --          (0.63)        7.54
      7/31/04++      7.54       0.27         (0.33)         (0.06)           --             --             --         7.48
                                            Worldwide High Income Portfolio Class 2
      7/9/01@-
      1/31/02        8.92       0.45         (0.55)         (0.10)        (1.17)            --          (1.17)        7.65
      1/31/03        7.65       0.62         (0.70)         (0.08)        (1.05)            --          (1.05)        6.52
      1/31/04        6.52       0.49          1.13           1.62         (0.62)            --          (0.62)        7.52
      7/31/04++      7.52       0.26         (0.32)         (0.06)           --             --             --         7.46
                                            Worldwide High Income Portfolio Class 3
      11/11/02@-
      1/31/03        6.15       0.14          0.23           0.37            --             --             --         6.52
      1/31/04        6.52       0.49          1.11           1.60         (0.62)            --          (0.62)        7.50
      07/31/04++     7.50       0.22         (0.28)         (0.06)           --             --             --         7.44

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**    (000S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                               High-Yield Bond Portfolio Class 1
      1/31/00        5.09%   $310,032      0.67%         10.00%        105%
      1/31/01       (3.44)    299,534      0.71(1)       10.98(1)       106
      1/31/02      (10.11)    255,845      0.71          12.18          148
      1/31/03       (3.92)    221,410      0.75          10.09          121
      1/31/04       32.41     311,063      0.73           9.09          125
      7/31/04++      0.86     268,119      0.70+          9.26+          52
                               High-Yield Bond Portfolio Class 2
      7/9/01@-
      1/31/02       (3.92)      4,785      0.88+         11.22+         148
      1/31/03       (3.87)     18,881      0.91          10.15          121
      1/31/04       32.05      44,595      0.88           8.82          125
      7/31/04++      0.86      42,548      0.85+          9.12+          52
                               High-Yield Bond Portfolio Class 3
      9/30/02@-
      1/31/03        8.83       3,165      1.04+(1)      10.74+(1)      121
      1/31/04       31.84      28,897      0.97           8.51          125
      7/31/04++      0.86      36,431      0.95+          9.01+          52
                            Worldwide High Income Portfolio Class 1
      1/31/00       19.22     124,404      1.14(1)       10.66(1)       116
      1/31/01        3.67     117,236      1.10          10.84          158
      1/31/02       (8.61)     93,599      1.11(1)       10.97(1)       139
      1/31/03        0.45      77,847      1.15           9.55          103
      1/31/04       25.40      92,530      1.15           7.16          149
      7/31/04++     (0.80)     83,948      1.14+          7.16+          55
                            Worldwide High Income Portfolio Class 2
      7/9/01@-
      1/31/02       (0.25)      1,028      1.27+(1)      10.53+(1)      139
      1/31/03        0.10       3,247      1.29           9.44          103
      1/31/04       25.31       6,927      1.30           7.00          149
      7/31/04++     (0.80)      7,190      1.29+          6.99+          55
                            Worldwide High Income Portfolio Class 3
      11/11/02@-
      1/31/03        6.02         106      1.36+          9.43+         103
      1/31/04       24.95         718      1.39           6.74          149
      07/31/04++    (0.80)      1,284      1.39+          6.78+          55

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) Gross of custody credits of 0.02%, 0.01% and 0.01%, for the periods ending January 31, 2000, January 31, 2001, and
        January 31, 2002.

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             SunAmerica Balanced Portfolio Class 1
      1/31/00      $17.24      $0.36        $ 1.80         $ 2.16        $(0.12)        $(0.22)        $(0.34)      $19.06
      1/31/01       19.06       0.36         (1.46)         (1.10)        (0.22)         (0.10)         (0.32)       17.64
      1/31/02       17.64       0.31         (3.12)         (2.81)        (0.33)         (0.48)         (0.81)       14.02
      1/31/03       14.02       0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59
      1/31/04       11.59       0.18          1.95           2.13         (0.29)            --          (0.29)       13.43
      7/31/04++     13.43       0.11         (0.36)         (0.25)           --             --             --        13.18
                                             SunAmerica Balanced Portfolio Class 2
      7/9/01@-
      1/31/02       15.65       0.13         (0.96)         (0.83)        (0.33)         (0.48)         (0.81)       14.01
      1/31/03       14.01       0.21         (2.31)         (2.10)        (0.33)            --          (0.33)       11.58
      1/31/04       11.58       0.16          1.95           2.11         (0.27)            --          (0.27)       13.42
      7/31/04++     13.42       0.09         (0.36)         (0.27)           --             --             --        13.15
                                             SunAmerica Balanced Portfolio Class 3
      9/30/02@-
      1/31/03       11.84       0.05         (0.32)         (0.27)           --             --             --        11.57
      1/31/04       11.57       0.14          1.96           2.10         (0.27)            --          (0.27)       13.40
      7/31/04++     13.40       0.09         (0.36)         (0.27)           --             --             --        13.13
                                               MFS Total Return Portfolio Class 1
      1/31/00       15.84       0.48         (0.38)          0.10         (0.29)         (1.77)         (2.06)       13.88
      1/31/01       13.88       0.51          2.37           2.88         (0.37)         (0.10)         (0.47)       16.29
      1/31/02       16.29       0.46         (0.52)         (0.06)        (0.32)         (0.52)         (0.84)       15.39
      1/31/03       15.39       0.41         (1.34)         (0.93)        (0.29)         (0.18)         (0.47)       13.99
      1/31/04       13.99       0.36          2.51           2.87         (0.65)            --          (0.65)       16.21
      7/31/04++     16.21       0.19         (0.19)          0.00            --             --             --        16.21
                                               MFS Total Return Portfolio Class 2
      7/9/01@-
      1/31/02       16.17       0.20         (0.16)          0.04         (0.31)         (0.52)         (0.83)       15.38
      1/31/03       15.38       0.36         (1.31)         (0.95)        (0.28)         (0.18)         (0.46)       13.97
      1/31/04       13.97       0.33          2.52           2.85         (0.61)            --          (0.61)       16.21
      7/31/04++     16.21       0.18         (0.19)         (0.01)           --             --             --        16.20
                                               MFS Total Return Portfolio Class 3
      9/30/02@-
      1/31/03       13.61       0.09          0.27           0.36            --             --             --        13.97
      1/31/04       13.97       0.30          2.53           2.83         (0.59)            --          (0.59)       16.21
      7/31/04++     16.21       0.16         (0.18)         (0.02)           --             --             --        16.19

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                             SunAmerica Balanced Portfolio Class 1
      1/31/00       12.76%   $509,054     0.66%          2.01%          197%
      1/31/01       (5.88)    575,039      0.64           1.87          333
      1/31/02      (15.86)    471,194      0.66           2.00          322
      1/31/03      (14.95)    310,531      0.68           1.91          611
      1/31/04       18.51     318,419      0.69           1.45          186
      7/31/04++     (1.86)    287,298      0.70+          1.57+         102
                             SunAmerica Balanced Portfolio Class 2
      7/9/01@-
      1/31/02       (5.26)      6,094     0.82+           1.63+         322
      1/31/03      (15.04)     19,712      0.82           1.72          611
      1/31/04       18.36      27,532      0.84           1.30          186
      7/31/04++     (2.01)     26,150      0.85+          1.42+         102
                             SunAmerica Balanced Portfolio Class 3
      9/30/02@-
      1/31/03       (2.28)        579      0.89+          1.33+         611
      1/31/04       18.25       6,581      0.95           1.20          186
      7/31/04++     (2.01)     10,163      0.95+          1.33+         102
                               MFS Total Return Portfolio Class 1
      1/31/00        0.29     208,919      0.76(1)        3.17(1)       116
      1/31/01       20.94     303,278      0.74(1)        3.42(1)       111
      1/31/02       (0.25)    469,605      0.73           2.93          105
      1/31/03       (5.96)    516,660      0.72(2)        2.81(2)        68
      1/31/04       20.73     630,428      0.74(2)        2.37(2)        49
      7/31/04++      0.00     617,189      0.73+(2)       2.30+(2)       42
                               MFS Total Return Portfolio Class 2
      7/9/01@-
      1/31/02        0.39      20,010      0.88+          2.39+         105
      1/31/03       (6.12)     92,257      0.87(2)        2.62(2)        68
      1/31/04       20.58     141,025      0.89(2)        2.21(2)        49
      7/31/04++     (0.06)    138,062      0.88+(2)       2.15+(2)       42
                               MFS Total Return Portfolio Class 3
      9/30/02@-
      1/31/03        2.65       6,325      0.98+(2)       2.24+(2)       68
      1/31/04       20.43      59,339      0.99(2)        2.05(2)        49
      7/31/04++     (0.12)     95,978      0.98+(2)       2.05+(2)       42

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1)  Gross of custody credits of 0.01%.
   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    7/04+
                                                                ---------------------
       MFS Total Return Class 1...............................  0.01%   0.02%   0.02%
       MFS Total Return Class 2...............................  0.01    0.02    0.02
       MFS Total Return Class 3...............................  0.01    0.02    0.01

    See Notes to Financial Statements

---------------------
    266

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                               Telecom Utility Portfolio Class 1
      1/31/00     $14.57      $0.48        $ 0.23         $ 0.71        $(0.24)        $(0.62)        $(0.86)      $14.42
      1/31/01      14.42       0.39         (1.83)         (1.44)        (0.38)         (0.21)         (0.59)       12.39
      1/31/02      12.39       0.70         (2.70)         (2.00)        (0.38)            --          (0.38)       10.01
      1/31/03      10.01       0.41         (2.71)         (2.30)        (0.87)            --          (0.87)        6.84
      1/31/04       6.84       0.36          1.25           1.61         (0.48)            --          (0.48)        7.97
      7/31/04++     7.97       0.18         (0.10)          0.08            --             --             --         8.05
                                               Telecom Utility Portfolio Class 2
      7/9/01@-
      1/31/02      11.97       0.32         (1.91)         (1.59)        (0.37)            --          (0.37)       10.01
      1/31/03      10.01       0.38         (2.69)         (2.31)        (0.86)            --          (0.86)        6.84
      1/31/04       6.84       0.35          1.24           1.59         (0.47)            --          (0.47)        7.96
      7/31/04++     7.96       0.17         (0.10)          0.07            --             --             --         8.03
                                               Telecom Utility Portfolio Class 3
      11/11/02@-
      1/31/03       6.75       0.09            --           0.09            --             --             --         6.84
      1/31/04       6.84       0.33          1.25           1.58         (0.47)            --          (0.47)        7.95
      7/31/04++     7.95       0.18         (0.11)          0.07            --             --             --         8.02
                                                Equity Income Portfolio Class 1
      1/31/00      10.54       0.22         (0.08)          0.14         (0.18)         (0.25)         (0.43)       10.25
      1/31/01      10.25       0.21          1.27           1.48         (0.02)            --          (0.02)       11.71
      1/31/02      11.71       0.21         (0.85)         (0.64)        (0.19)            --          (0.19)       10.88
      1/31/03      10.88       0.18         (2.15)         (1.97)        (0.19)            --          (0.19)        8.72
      1/31/04       8.72       0.13          2.61           2.74         (0.17)            --          (0.17)       11.29
      7/31/04++    11.29       0.06         (0.23)         (0.17)           --             --             --        11.12
                                                Equity Index Portfolio Class 1
      1/31/00      11.15       0.12          0.67           0.79         (0.06)            --          (0.06)       11.88
      1/31/01      11.88       0.08         (0.24)         (0.16)           --          (0.02)         (0.02)       11.70
      1/31/02      11.70       0.08         (2.02)         (1.94)        (0.08)         (0.09)         (0.17)        9.59
      1/31/03       9.59       0.09         (2.33)         (2.24)        (0.08)            --          (0.08)        7.27
      1/31/04       7.27       0.10          2.34           2.44         (0.09)            --          (0.09)        9.62
      7/31/04++     9.62       0.05         (0.25)         (0.20)           --             --             --         9.42

      ---------  ------------------------------------------------------------
                              NET       RATIO OF     RATIO OF NET
                             ASSETS    EXPENSES TO    INVESTMENT
                             END OF      AVERAGE      INCOME TO
       PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED    RETURN**    (000S)      ASSETS         ASSETS      TURNOVER
      ---------  ------------------------------------------------------------
                              Telecom Utility Portfolio Class 1
      1/31/00       5.01%   $120,159      0.84%          3.31%         121%
      1/31/01     (10.27)    112,682      0.84(1)        2.81(1)       104
      1/31/02     (16.46)     84,766      0.85(1)        6.09(1)       102
      1/31/03     (22.90)     52,982      0.95(3)        4.82(3)       123
      1/31/04      24.12      50,898      0.98(3)        4.83(3)        19
      7/31/04++     1.00      46,422      0.96+(3)       4.53+(3)       13
                              Telecom Utility Portfolio Class 2
      7/9/01@-
      1/31/02     (13.56)      1,421      1.01+(1)       5.16+(1)      102
      1/31/03     (22.99)      3,466      1.12(3)        4.90(3)       123
      1/31/04      23.78       3,835      1.13(3)        4.64(3)        19
      7/31/04++     0.88       3,490      1.11+(3)       4.37+(3)       13
                              Telecom Utility Portfolio Class 3
      11/11/02@
      1/31/03       1.33         103      1.29+(3)       6.18+(3)      123
      1/31/04      23.61         188      1.23(3)        4.41(3)        19
      7/31/04++     0.88          81      1.21+(3)       4.38+(3)       13
                               Equity Income Portfolio Class 1
      1/31/00       1.29       6,670      0.95(2)        2.05(2)        34
      1/31/01      14.44       8,315      0.95(2)        1.94(2)        59
      1/31/02      (5.44)      8,060      0.95(2)        1.89(2)        30
      1/31/03     (18.06)      6,449      1.13(2)        1.84(2)        74
      1/31/04      31.51       8,715      1.35(2)        1.35(2)        27
      7/31/04++    (1.51)      7,936      1.35+(2)       1.04+(2)       11
                                Equity Index Portfolio Class 1
      1/31/00       7.05      63,487      0.55(2)        1.02(2)         1
      1/31/01      (1.29)     63,786      0.55(2)        0.64(2)         4
      1/31/02     (16.57)     51,434      0.55(2)        0.80(2)         5
      1/31/03     (23.31)     37,586      0.55(2)        1.07(2)         4
      1/31/04      33.68      49,616      0.55(2)        1.19(2)         1
      7/31/04++    (2.08)     47,354      0.55+(2)       1.12+(2)        1

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1)  Gross of Custody Credits of 0.01%
   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                          EXPENSES
                                                        ---------------------------------------------
                                                        1/00    1/01    1/02    1/03    1/04    7/04+
                                                        ---------------------------------------------
       Equity Income Class 1........................    1.56%   1.88%   1.91%   1.54%   1.77%   1.64%
       Equity Index Class 1.........................    0.85    0.55    0.59    0.58    0.62    0.62

                                                              NET INVESTMENT INCOME (LOSS)
                                                      ---------------------------------------------
                                                      1/00    1/01    1/02    1/03    1/04    7/04+
                                                      ---------------------------------------------
       Equity Income Class 1........................  1.44%   1.01%   0.93%   1.43%   0.93%   0.75%
       Equity Index Class 1.........................  0.72    0.64    0.76    1.04    1.12    1.05

   (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    7/04+
                                                                ---------------------
       Telecom Utility Class 1................................  0.07%   0.04%   0.01%
       Telecom Utility Class 2................................  0.08    0.04    0.01
       Telecom Utility Class 3................................  0.07    0.04    0.01

    See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                Growth-Income Portfolio Class 1
      1/31/00      $27.88      $0.16        $ 4.75         $ 4.91        $(0.15)        $(1.40)        $(1.55)      $31.24
      1/31/01       31.24       0.19         (0.65)         (0.46)        (0.13)         (1.60)         (1.73)       29.05
      1/31/02       29.05       0.15         (6.00)         (5.85)        (0.19)         (1.26)         (1.45)       21.75
      1/31/03       21.75       0.16         (4.86)         (4.70)        (0.17)            --          (0.17)       16.88
      1/31/04       16.88       0.13          5.43           5.56         (0.19)            --          (0.19)       22.25
      7/31/04++     22.25       0.06         (0.86)         (0.80)           --             --             --        21.45
                                                Growth-Income Portfolio Class 2
      7/9/01@-
      1/31/02       25.28       0.05         (2.15)         (2.10)        (0.18)         (1.26)         (1.44)       21.74
      1/31/03       21.74       0.12         (4.85)         (4.73)        (0.15)            --          (0.15)       16.86
      1/31/04       16.86       0.10          5.42           5.52         (0.16)            --          (0.16)       22.22
      7/31/04++     22.22       0.04         (0.85)         (0.81)           --             --             --        21.41
                                                Growth-Income Portfolio Class 3
      9/30/02@-
      1/31/03       16.90       0.03         (0.08)         (0.05)           --             --             --        16.85
      1/31/04       16.85       0.07          5.44           5.51         (0.16)            --          (0.16)       22.20
      7/31/04++     22.20       0.03         (0.85)         (0.82)           --             --             --        21.38
                                          Federated American Leaders Portfolio Class 1
      1/31/00       16.62       0.20         (0.14)          0.06         (0.12)         (0.69)         (0.81)       15.87
      1/31/01       15.87       0.25          1.37           1.62         (0.17)         (0.60)         (0.77)       16.72
      1/31/02       16.72       0.16         (1.44)         (1.28)        (0.21)         (0.39)         (0.60)       14.84
      1/31/03       14.84       0.19         (3.27)         (3.08)        (0.15)            --          (0.15)       11.61
      1/31/04       11.61       0.21          3.63           3.84         (0.21)            --          (0.21)       15.24
      7/31/04++     15.24       0.11         (0.26)         (0.15)           --             --             --        15.09
                                          Federated American Leaders Portfolio Class 2
      7/9/01@-
      1/31/02       16.11       0.07         (0.75)         (0.68)        (0.20)         (0.39)         (0.59)       14.84
      1/31/03       14.84       0.16         (3.28)         (3.12)        (0.13)            --          (0.13)       11.59
      1/31/04       11.59       0.19          3.63           3.82         (0.19)            --          (0.19)       15.22
      7/31/04++     15.22       0.10         (0.26)         (0.16)           --             --             --        15.06
                                          Federated American Leaders Portfolio Class 3
      9/30/02@-
      1/31/03       11.10       0.05          0.44           0.49            --             --             --        11.59
      1/31/04       11.59       0.16          3.64           3.80         (0.19)            --          (0.19)       15.20
      7/31/04++     15.20       0.08         (0.25)         (0.17)           --             --             --        15.03

      ----------  --------------------------------------------------------------
                                NET        RATIO OF     RATIO OF NET
                               ASSETS     EXPENSES TO    INVESTMENT
                               END OF       AVERAGE      INCOME TO
        PERIOD     TOTAL       PERIOD         NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**     (000S)       ASSETS         ASSETS      TURNOVER
      ----------  --------------------------------------------------------------
                                 Growth-Income Portfolio Class 1
      1/31/00       18.37%   $1,828,340      0.56%          0.56%          43%
      1/31/01       (1.63)    1,931,070      0.57           0.60           52
      1/31/02      (19.96)    1,450,218      0.58           0.62           56
      1/31/03      (21.61)      877,271      0.59(1)        0.79(1)        45
      1/31/04       33.04       981,864      0.64(1)        0.62(1)        56
      7/31/04++     (3.60)      860,463      0.64+(1)       0.51+(1)       21
                                 Growth-Income Portfolio Class 2
      7/9/01@-
      1/31/02       (8.11)       14,959      0.74+          0.44+          56
      1/31/03      (21.75)       35,928      0.74(1)        0.64(1)        45
      1/31/04       32.84        49,786      0.79(1)        0.46(1)        56
      7/31/04++     (3.65)       45,367      0.79+(1)       0.36+(1)       21
                                 Growth-Income Portfolio Class 3
      9/30/02@-
      1/31/03       (0.30)        2,139      0.81+(1)       0.53+(1)       45
      1/31/04       32.76        10,635      0.90(1)        0.31(1)        56
      7/31/04++     (3.69)       14,243      0.89+(1)       0.24+(1)       21
                           Federated American Leaders Portfolio Class 1
      1/31/00        0.17       208,488      0.77           1.17           34
      1/31/01       10.62       231,716      0.76           1.56           46
      1/31/02       (7.53)      270,692      0.76           1.05           33
      1/31/03      (20.76)      191,653      0.76(1)        1.41(1)        32
      1/31/04       33.25       224,293      0.84(1)        1.55(1)        31
      7/31/04++     (0.98)      204,470      0.79+(1)       1.38+(1)       15
                           Federated American Leaders Portfolio Class 2
      7/9/01@-
      1/31/02       (4.07)        6,864      0.91+          0.92+          33
      1/31/03      (20.98)       16,432      0.92(1)        1.30(1)        32
      1/31/04       33.13        22,101      0.99(1)        1.40(1)        31
      7/31/04++     (1.05)       21,788      0.94+(1)       1.22+(1)       15
                           Federated American Leaders Portfolio Class 3
      9/30/02@-
      1/31/03        4.41         1,119      0.98+(1)       1.32+(1)       32
      1/31/04       32.92         9,470      1.09(1)        1.19(1)        31
      7/31/04++     (1.12)       21,654      1.04+(1)       1.06+(1)       15

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    7/04+
                                                                ---------------------
       Growth-Income Class 1..................................  0.01%   0.04%   0.04%
       Growth-Income Class 2..................................  0.01    0.04    0.04
       Growth-Income Class 3..................................  0.01    0.04    0.04
       Federated American Leaders Class 1.....................  0.01    0.07    0.03
       Federated American Leaders Class 2.....................  0.02    0.07    0.03
       Federated American Leaders Class 3.....................  0.01    0.07    0.03

    See Notes to Financial Statements

---------------------
    268

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             Davis Venture Value Portfolio Class 1
      1/31/00      $24.38      $0.13        $ 3.06         $ 3.19        $(0.20)        $(0.93)        $(1.13)      $26.44
      1/31/01       26.44       0.14          3.19           3.33         (0.12)         (0.28)         (0.40)       29.37
      1/31/02       29.37       0.12         (4.78)         (4.66)        (0.13)         (4.00)         (4.13)       20.58
      1/31/03       20.58       0.15         (3.40)         (3.25)        (0.12)            --          (0.12)       17.21
      1/31/04       17.21       0.21          6.47           6.68         (0.17)            --          (0.17)       23.72
      7/31/04++     23.72       0.13         (0.34)         (0.21)           --             --             --        23.51
                                             Davis Venture Value Portfolio Class 2
      7/9/01@-
      1/31/02       26.21       0.05         (1.57)         (1.52)        (0.12)         (4.00)         (4.12)       20.57
      1/31/03       20.57       0.12         (3.39)         (3.27)        (0.10)            --          (0.10)       17.20
      1/31/04       17.20       0.17          6.47           6.64         (0.15)            --          (0.15)       23.69
      7/31/04++     23.69       0.11         (0.34)         (0.23)           --             --             --        23.46
                                             Davis Venture Value Portfolio Class 3
      9/30/02@-
      1/31/03       16.49       0.03          0.67           0.70            --             --             --        17.19
      1/31/04       17.19       0.12          6.49           6.61         (0.14)            --          (0.14)       23.66
      7/31/04++     23.66       0.09         (0.33)         (0.24)           --             --             --        23.42
                                            "Dogs" of Wall Street Portfolio Class 1
      1/31/00        9.60       0.21         (1.12)         (0.91)        (0.05)         (0.26)         (0.31)        8.38
      1/31/01        8.38       0.23          0.73           0.96         (0.22)         (0.10)         (0.32)        9.02
      1/31/02        9.02       0.20          0.36           0.56         (0.20)            --          (0.20)        9.38
      1/31/03        9.38       0.22         (1.44)         (1.22)        (0.17)            --          (0.17)        7.99
      1/31/04        7.99       0.24          2.07           2.31         (0.24)            --          (0.24)       10.06
      7/31/04++     10.06       0.10         (0.06)          0.04            --             --             --        10.10
                                            "Dogs" of Wall Street Portfolio Class 2
      7/9/01@-
      1/31/02        9.15       0.09          0.34           0.43         (0.20)            --          (0.20)        9.38
      1/31/03        9.38       0.19         (1.43)         (1.24)        (0.16)            --          (0.16)        7.98
      1/31/04        7.98       0.22          2.08           2.30         (0.23)            --          (0.23)       10.05
      7/31/04++     10.05       0.09         (0.06)          0.03            --             --             --        10.08
                                            "Dogs" of Wall Street Portfolio Class 3
      9/30/02@-
      1/31/03        7.90       0.05          0.03           0.08            --             --             --         7.98
      1/31/04        7.98       0.19          2.10           2.29         (0.23)            --          (0.23)       10.04
      7/31/04++     10.04       0.09         (0.06)          0.03            --             --             --        10.07

      ----------  --------------------------------------------------------------
                                NET        RATIO OF     RATIO OF NET
                               ASSETS     EXPENSES TO    INVESTMENT
                               END OF       AVERAGE      INCOME TO
        PERIOD     TOTAL       PERIOD         NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**     (000S)       ASSETS         ASSETS      TURNOVER
      ----------  --------------------------------------------------------------
                              Davis Venture Value Portfolio Class 1
      1/31/00       13.42%   $2,303,994      0.74%          0.51%          23%
      1/31/01       12.72     2,808,045      0.75           0.47           26
      1/31/02      (15.57)    2,323,050      0.76           0.49           30
      1/31/03      (15.79)    1,612,985      0.75           0.81           17
      1/31/04       38.95     2,004,101      0.77           1.03           13
      7/31/04++     (0.89)    1,849,582      0.78+          1.07+           5
                              Davis Venture Value Portfolio Class 2
      7/9/01@-
      1/31/02       (5.48)       33,826      0.92+          0.43+          30
      1/31/03      (15.88)       95,566      0.90           0.69           17
      1/31/04       38.68       176,392      0.92           0.84           13
      7/31/04++     (0.97)      190,667      0.93+          0.91+           5
                              Davis Venture Value Portfolio Class 3
      9/30/02@-
      1/31/03        4.24         7,105      0.97+          0.48+          17
      1/31/04       38.54        88,056      1.03           0.61           13
      7/31/04++     (1.01)      153,618      1.03+          0.77+           5
                             "Dogs" of Wall Street Portfolio Class 1
      1/31/00      (10.02)       98,924      0.67           2.11           51
      1/31/01       12.05        92,070      0.72           2.76           55
      1/31/02        6.34       112,588      0.71           2.22           35
      1/31/03      (13.07)       99,103      0.69           2.42           67
      1/31/04       29.27       105,109      0.71           2.67           56
      7/31/04++      0.40       101,682      0.71+          2.02+           2
                             "Dogs" of Wall Street Portfolio Class 2
      7/9/01@-
      1/31/02        4.79         3,049      0.86+          1.78+          35
      1/31/03      (13.26)       10,735      0.84           2.29           67
      1/31/04       29.12        20,038      0.86           2.46           56
      7/31/04++      0.30        21,436      0.86+          1.87+           2
                             "Dogs" of Wall Street Portfolio Class 3
      9/30/02@-
      1/31/03        1.01           569      0.92+          1.91+          67
      1/31/04       28.95         6,743      0.96           2.21           56
      7/31/04++      0.30        10,896      0.96+          1.77+           2

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                               Alliance Growth Portfolio Class 1
      1/31/00     $35.26     $(0.04)       $ 4.46         $ 4.42        $(0.05)        $(3.05)        $(3.10)      $36.58
      1/31/01      36.58      (0.04)        (3.40)         (3.44)           --          (4.94)         (4.94)       28.20
      1/31/02      28.20       0.04         (6.61)         (6.57)           --          (2.22)         (2.22)       19.41
      1/31/03      19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53
      1/31/04      13.53       0.05          4.30           4.35         (0.04)            --          (0.04)       17.84
      7/31/04++    17.84       0.02         (1.17)         (1.15)           --             --             --        16.69
                                               Alliance Growth Portfolio Class 2
      7/9/01@
      1/31/02      22.75      (0.01)        (1.12)         (1.13)           --          (2.22)         (2.22)       19.40
      1/31/03      19.40       0.01         (5.86)         (5.85)        (0.03)            --          (0.03)       13.52
      1/31/04      13.52       0.02          4.30           4.32         (0.02)            --          (0.02)       17.82
      7/31/04++    17.82       0.00         (1.16)         (1.16)           --             --             --        16.66
                                               Alliance Growth Portfolio Class 3
      9/30/02@
      1/31/03      14.17       0.01         (0.67)         (0.66)           --             --             --        13.51
      1/31/04      13.51      (0.01)         4.31           4.30         (0.01)            --          (0.01)       17.80
      7/31/04++..   17.80     (0.01)        (1.15)         (1.16)           --             --             --        16.64
                                           Goldman Sachs Research Portfolio Class 1
      7/3/00-
      1/31/01      10.00      (0.03)        (0.01)         (0.04)           --          (0.04)         (0.04)        9.92
      1/31/02       9.92      (0.04)        (3.09)         (3.13)           --             --             --         6.79
      1/31/03       6.79      (0.01)        (1.66)         (1.67)           --             --             --         5.12
      1/31/04       5.12       0.00          1.52           1.52            --             --             --         6.64
      7/31/04++..    6.64      0.00          0.05           0.05            --             --             --         6.69
                                           Goldman Sachs Research Portfolio Class 2
      7/9/01@
      1/31/02       8.11      (0.03)        (1.30)         (1.33)           --             --             --         6.78
      1/31/03       6.78      (0.02)        (1.65)         (1.67)           --             --             --         5.11
      1/31/04       5.11      (0.01)         1.51           1.50            --             --             --         6.61
      7/31/04++..    6.61      0.00          0.05           0.05            --             --             --         6.66
                                           Goldman Sachs Research Portfolio Class 3
      9/30/02@-
      1/31/03       4.90      (0.01)         0.22           0.21            --             --             --         5.11
      1/31/04       5.11      (0.02)         1.52           1.50            --             --             --         6.61
      7/31/04++..    6.61     (0.01)         0.04           0.03            --             --             --         6.64

      ---------  ---------------------------------------------------------------------
                                NET        RATIO OF       RATIO OF NET
                               ASSETS     EXPENSES TO      INVESTMENT
                               END OF       AVERAGE     INCOME (LOSS) TO
       PERIOD      TOTAL       PERIOD         NET         AVERAGE NET        PORTFOLIO
        ENDED    RETURN**     (000'S)       ASSETS           ASSETS          TURNOVER
      ---------  ---------------------------------------------------------------------
                                   Alliance Growth Portfolio Class 1
      1/31/00       14.09%   $2,875,413      0.63%           (0.11)%             77%
      1/31/01      (10.17)    2,810,098      0.64            (0.10)             101
      1/31/02      (23.05)    1,928,115      0.65             0.17               86
      1/31/03      (30.08)    1,007,655      0.65(1)          0.19(1)            51
      1/31/04       32.17     1,105,466      0.68(1)          0.27(1)            63
      7/31/04++     (6.45)      917,514      0.69+(1)         0.16+(1)           47
                                   Alliance Growth Portfolio Class 2
      7/9/01@
      1/31/02       (4.67)       20,918      0.81+           (0.10)+             86
      1/31/03      (30.17)       42,038      0.80(1)          0.07(1)            51
      1/31/04       31.94        67,731      0.83(1)          0.10(1)            63
      7/31/04++     (6.51)       66,850      0.84+(1)         0.00+(1)           47
                                   Alliance Growth Portfolio Class 3
      9/30/02@
      1/31/03       (4.66)        2,490      0.88+(1)         0.19+(1)           51
      1/31/04       31.85        27,900      0.94(1)         (0.07)(1)           63
      7/31/04++     (6.52)       47,310      0.94+(1)   (0.12)+(1)               47
                               Goldman Sachs Research Portfolio Class 1
      7/3/00-
      1/31/01       (0.42)       39,903      1.35+(2)(3)      (0.54)+(2)(3)     115
      1/31/02      (31.55)       28,382      1.35(3)         (0.49)(3)          144
      1/31/03      (24.59)       23,828      1.35(3)         (0.21)(3)          198
      1/31/04       29.69        24,076      1.35(3)         (0.03)(3)           52
      7/31/04++      0.75        23,028      1.35+(3)         0.03+(3)           24
                               Goldman Sachs Research Portfolio Class 2
      7/9/01@
      1/31/02      (16.40)        2,049      1.50+(3)        (0.75)+(3)         144
      1/31/03      (24.63)        4,085      1.50(3)         (0.37)(3)          198
      1/31/04       29.35         6,360      1.50(3)         (0.19)(3)           52
      7/31/04++      0.76         6,321      1.50+(3)   (0.13)+(3)               24
                               Goldman Sachs Research Portfolio Class 3
      9/30/02@-
      1/31/03        4.29           119      1.60+(3)        (0.56)+(3)         198
      1/31/04       29.35           418      1.60(3)         (0.30)(3)           52
      7/31/04++      0.45           552      1.60+(3)   (0.24)+(3)               24

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    7/04+
                                                                ---------------------
       Alliance Growth Portfolio Class 1......................  0.00%   0.02%   0.03%
       Alliance Growth Portfolio Class 2......................  0.01    0.02    0.03
       Alliance Growth Portfolio Class 3......................  0.02    0.02    0.03

   (2) The ratios reflect an expense cap of 1.35% which is net of custody credits (0.01%) or waivers/reimbursements if applicable.
   (3) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                    EXPENSES
                                                ------------------------------------------------
                                                1/00    1/01+    1/02    1/03     1/04     7/04+
                                                ------------------------------------------------
       Goldman Sachs Research Class 1.........   --%    1.63%    1.49%    1.44%   1.53%    1.70%
       Goldman Sachs Research Class 2.........   --       --     1.70+    1.58    1.68     1.79
       Goldman Sachs Research Class 3.........   --       --      --      1.60+   1.77     1.74

                                                           NET INVESTMENT INCOME (LOSS)
                                                --------------------------------------------------
                                                1/00     1/01+    1/02     1/03     1/04     7/04+
                                                --------------------------------------------------
       Goldman Sachs Research Class 1.........     --%   (0.82)%  (0.63)%  (0.30)%  (0.21)%  (0.32)%
       Goldman Sachs Research Class 2.........     --      --     (0.94)+  (0.44)   (0.37)   (0.42)
       Goldman Sachs Research Class 3.........     --      --        --    (0.56)+  (0.47)   (0.48)

    See Notes to Financial Statements
---------------------
    270

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                      MFS Massachusetts Investors Trust Portfolio Class 1
      1/31/00     $16.98     $ 0.10        $ 0.11         $ 0.21        $(0.03)        $(3.81)        $(3.84)      $13.35
      1/31/01      13.35       0.08          0.42           0.50         (0.08)            --          (0.08)       13.77
      1/31/02      13.77       0.08         (2.45)         (2.37)        (0.07)         (0.54)         (0.61)       10.79
      1/31/03      10.79       0.07         (2.43)         (2.36)        (0.08)            --          (0.08)        8.35
      1/31/04       8.35       0.08          2.23           2.31         (0.08)            --          (0.08)       10.58
      7/31/04++..   10.58      0.04         (0.27)         (0.23)           --             --             --        10.35
                                      MFS Massachusetts Investors Trust Portfolio Class 2
      7/9/01@
      1/31/02      12.10       0.02         (0.71)         (0.69)        (0.07)         (0.54)         (0.61)       10.80
      1/31/03      10.80       0.06         (2.44)         (2.38)        (0.07)            --          (0.07)        8.35
      1/31/04       8.35       0.07          2.23           2.30         (0.07)            --          (0.07)       10.58
      7/31/04++    10.58       0.03         (0.27)         (0.24)           --             --             --        10.34
                                      MFS Massachusetts Investors Trust Portfolio Class 3
      9/30/02@-
      1/31/03       8.20       0.02          0.13           0.15            --             --             --         8.35
      1/31/04       8.35       0.05          2.23           2.28         (0.06)            --          (0.06)       10.57
      7/31/04++    10.57       0.03         (0.28)         (0.25)           --             --             --        10.32
                                           Putnam Growth: Voyager Portfolio Class 1
      1/31/00      23.53      (0.02)         3.76           3.74         (0.01)         (0.78)         (0.79)       26.48
      1/31/01      26.48      (0.03)        (3.37)         (3.40)           --          (2.23)         (2.23)       20.85
      1/31/02      20.85       0.02         (5.39)         (5.37)           --          (0.59)         (0.59)       14.89
      1/31/03      14.89       0.03         (3.87)         (3.84)        (0.02)            --          (0.02)       11.03
      1/31/04      11.03       0.01          3.24           3.25         (0.03)            --          (0.03)       14.25
      7/31/04++    14.25       0.00         (0.92)         (0.92)           --             --             --        13.33
                                           Putnam Growth: Voyager Portfolio Class 2
      7/9/01@-
      1/31/02      17.41         --         (1.94)         (1.94)           --          (0.59)         (0.59)       14.88
      1/31/03      14.88       0.01         (3.86)         (3.85)        (0.01)            --          (0.01)       11.02
      1/31/04      11.02       0.00          3.22           3.22         (0.01)            --          (0.01)       14.23
      7/31/04++    14.23      (0.01)        (0.92)         (0.93)           --             --             --        13.30
                                           Putnam Growth: Voyager Portfolio Class 3
      9/30/02@-
      1/31/03      10.88         --          0.14           0.14            --             --             --        11.02
      1/31/04      11.02      (0.02)         3.23           3.21         (0.01)            --          (0.01)       14.22
      7/31/04++    14.22      (0.02)        (0.92)         (0.94)           --             --             --        13.28

      ---------  --------------------------------------------------------------------
                              NET       RATIO OF         RATIO OF NET
                             ASSETS    EXPENSES TO        INVESTMENT
                             END OF      AVERAGE       INCOME (LOSS) TO
       PERIOD     TOTAL      PERIOD        NET           AVERAGE NET        PORTFOLIO
        ENDED    RETURN**    (000S)      ASSETS             ASSETS          TURNOVER
      ---------  --------------------------------------------------------------------
                         MFS Massachusetts Investors Trust Portfolio Class 1
      1/31/00       1.77%   $337,222      0.75%              0.66%              64%
      1/31/01       3.71     369,518      0.76               0.58               81
      1/31/02     (17.15)    323,404      0.78               0.66               82
      1/31/03     (21.88)    210,436      0.78(1)            0.73(1)            65
      1/31/04      27.73     237,182      0.82(1)            0.81(1)            93
      7/31/04++    (2.17)    214,576      0.78+(1)           0.79+(1)           65
                         MFS Massachusetts Investors Trust Portfolio Class 2
      7/9/01@
      1/31/02      (5.67)      5,674      0.93+              0.37+              82
      1/31/03     (22.04)     17,154      0.92(1)            0.62(1)            65
      1/31/04      27.56      29,479      0.97(1)            0.65(1)            93
      7/31/04++    (2.27)     29,158      0.93+(1)           0.63+(1)           65
                         MFS Massachusetts Investors Trust Portfolio Class 3
      9/30/02@-
      1/31/03       1.83       1,353      0.99+(1)           0.53+(1)           65
      1/31/04      27.40      16,650      1.08(1)            0.50(1)            93
      7/31/04++    (2.37)     24,844      1.04+(1)           0.50+(1)           65
                               Putnam Growth: Voyager Portfolio Class 1
      1/31/00      16.51     783,896      0.80             (0.09)               76
      1/31/01     (13.68)    732,943      0.79             (0.10)               84
      1/31/02     (25.71)    486,747      0.82               0.11               94
      1/31/03     (25.77)    271,199      0.86(1)            0.19(1)           120
      1/31/04      29.51     288,148      0.93(1)            0.08(1)            56
      7/31/04++    (6.46)    244,916      0.91+(1)           0.02+(1)           34
                               Putnam Growth: Voyager Portfolio Class 2
      7/9/01@-
      1/31/02     (11.09)      3,960      0.99+           (0.05)+               94
      1/31/03     (25.87)      8,977      1.01(1)            0.09(1)           120
      1/31/04      29.27      11,344      1.08(1)       (0.08)(1)               56
      7/31/04++    (6.54)      9,446      1.06+(1)     (0.13)+(1)               34
                               Putnam Growth: Voyager Portfolio Class 3
      9/30/02@-
      1/31/03       1.29         577      1.09+(1)           0.00+(1)          120
      1/31/04      29.14       2,260      1.18(1)       (0.22)(1)               56
      7/31/04++    (6.61)      2,647      1.17+(1)     (0.24)+(1)               34

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class

   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                                ----------------------
                                                                                1/03     1/04    7/04+
                                                                                ----------------------
       MFS Massachusetts Investors Trust Class 1                                0.02%    0.05%    0.01%
       MFS Massachusetts Investors Trust Class 2                                0.02     0.05     0.01
       MFS Massachusetts Investors Trust Class 3                                0.02     0.05     0.01
       Putnam Growth: Voyager Class 1                                           0.01     0.04     0.02
       Putnam Growth: Voyager Class 2                                           0.02     0.04     0.02
       Putnam Growth: Voyager Class 3                                           0.02     0.04     0.02

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -----------------------------------------------------------------------------------------------------------------------------
                   NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                  ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                  VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD   BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
       ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
      -----------------------------------------------------------------------------------------------------------------------------
                                                   Blue Chip Growth Portfolio Class 1
      7/5/00-
      1/31/01    $10.00     $ 0.06        $(1.24)        $(1.18)       $(0.03)        $   --         $(0.03)      $ 8.79    (11.82)%
      1/31/02      8.79       0.03         (2.20)         (2.17)           --             --             --         6.62    (24.64)
      1/31/03      6.62       0.01         (1.85)         (1.84)        (0.02)            --          (0.02)        4.76    (27.85)
      1/31/04      4.76       0.01          1.42           1.43         (0.01)            --          (0.01)        6.18     30.04
      7/31/04++    6.18       0.00         (0.31)         (0.31)           --             --             --         5.87     (5.02)
                                                   Blue Chip Growth Portfolio Class 2
      7/9/01@-
      1/31/02      7.31         --         (0.69)         (0.69)           --             --             --         6.62     (9.41)
      1/31/03      6.62       0.00         (1.85)         (1.85)        (0.01)            --          (0.01)        4.76    (27.93)
      1/31/04      4.76       0.00          1.41           1.41         (0.00)            --          (0.00)        6.17     29.66
      7/31/04++    6.17       0.00         (0.31)         (0.31)           --             --             --         5.86     (5.02)
                                                   Blue Chip Growth Portfolio Class 3
      9/30/02@-
      1/31/03      4.76       0.00          0.00           0.00            --             --             --         4.76      0.00
      1/31/04      4.76       0.00          1.41           1.41            --             --             --         6.17     29.62
      7/31/04++    6.17      (0.01)        (0.30)         (0.31)           --             --             --         5.86     (5.02)
                                                      Real Estate Portfolio Class 1
      1/31/00      9.61       0.39         (1.14)         (0.75)        (0.33)            --          (0.33)        8.53     (8.03)
      1/31/01      8.53       0.39          1.84           2.23         (0.36)            --          (0.36)       10.40     26.40
      1/31/02     10.40       0.56          0.16           0.72         (0.32)            --          (0.32)       10.80      7.12
      1/31/03     10.80       0.55         (0.18)          0.37         (0.28)            --          (0.28)       10.89      3.41
      1/31/04     10.89       0.50          4.58           5.08         (0.35)            --          (0.35)       15.62     47.02
      7/31/04++   15.62       0.30          0.39           0.69            --             --             --        16.31      4.42
                                                      Real Estate Portfolio Class 2
      7/9/01@-
      1/31/02     11.04       0.37         (0.30)          0.07         (0.32)            --          (0.32)       10.79      0.78
      1/31/03     10.79       0.54         (0.19)          0.35         (0.27)            --          (0.27)       10.87      3.24
      1/31/04     10.87       0.46          4.60           5.06         (0.34)            --          (0.34)       15.59     46.84
      7/31/04++   15.59       0.29          0.39           0.68            --             --             --        16.27      4.36
                                                      Real Estate Portfolio Class 3
      9/30/02@-
      1/31/03     10.93       0.19         (0.25)         (0.06)           --             --             --        10.87     (0.55)
      1/31/04     10.87       0.30          4.73           5.03         (0.33)            --          (0.33)       15.57     46.62
      7/31/04++   15.57       0.27          0.40           0.67            --             --             --        16.24      4.30
                                                  Small Company Value Portfolio Class 1
      1/31/00     10.03      (0.04)         0.58           0.54            --          (0.05)         (0.05)       10.52      5.37
      1/31/01     10.52      (0.05)         2.23           2.18            --          (2.26)         (2.26)       10.44     20.98
      1/31/02     10.44      (0.04)         0.66           0.62            --          (0.29)         (0.29)       10.77      6.29
      1/31/03     10.77      (0.04)        (1.53)         (1.57)           --          (0.60)         (0.60)        8.60    (14.54)
      1/31/04      8.60      (0.03)         3.58           3.55            --             --             --        12.15     41.28
      7/31/04++   12.15       0.04          0.82           0.86            --             --             --        13.01      7.08

      --------  -----------------------------------------------------
                  NET       RATIO OF       RATIO OF NET
                 ASSETS    EXPENSES TO      INVESTMENT
                 END OF      AVERAGE     INCOME (LOSS) TO
       PERIOD    PERIOD        NET         AVERAGE NET      PORTFOLIO
       ENDED     (000S)      ASSETS           ASSETS        TURNOVER
      --------  -----------------------------------------------------
                         Blue Chip Growth Portfolio Class 1
      7/5/00-
      1/31/01   $ 15,801      0.85%+(2)        1.06%+(2)        81%
      1/31/02     29,342      0.85(2)          0.36(2)         125
      1/31/03     20,303   0.85(2)             0.20(2)         103
      1/31/04     33,277      0.85(2)          0.19(2)         124
      7/31/04+    30,912      0.85+(2)         0.05+(2)         67
                         Blue Chip Growth Portfolio Class 2
      7/9/01@-
      1/31/02      2,624      1.00+(2)        (0.01)+(2)       125
      1/31/03      7,681   1.00(2)             0.08(2)         103
      1/31/04     13,868      1.00(2)          0.04(2)         124
      7/31/04+    12,801      1.00+(2)        (0.10)+(2)        67
                         Blue Chip Growth Portfolio Class 3
      9/30/02@
      1/31/03        405      1.11+(2)        (0.05)+(1)(2)    103
      1/31/04      4,677      1.10(2)         (0.07)(2)        124
      7/31/04+     6,747      1.10+(2)        (0.21)+(2)        67
                            Real Estate Portfolio Class 1
      1/31/00     53,766      0.92             4.24             61
      1/31/01     76,224      0.96             4.05             28
      1/31/02     85,794      0.92             5.32             62
      1/31/03     95,829      0.89             4.89             52
      1/31/04    139,355      0.88             3.76             18
      7/31/04+   131,903      0.85+            3.79+            18
                            Real Estate Portfolio Class 2
      7/9/01@-
      1/31/02      1,726      1.07+            6.30+            62
      1/31/03     10,974      1.03             5.10             52
      1/31/04     23,007      1.03             3.48             18
      7/31/04+    23,321      1.00+            3.63+            18
                            Real Estate Portfolio Class 3
      9/30/02@
      1/31/03        829      1.12+            5.61+            52
      1/31/04     12,542      1.13             2.33             18
      7/31/04+    18,958      1.10+            3.54+            18
                        Small Company Value Portfolio Class 1
      1/31/00      5,226      1.40(2)         (0.40)(2)         65
      1/31/01      4,409      1.40(1)(2)      (0.41)(1)(2)      57
      1/31/02      6,056      1.40(1)(2)      (0.37)(1)(2)      54
      1/31/03      5,782      1.49(2)         (0.41)(2)        124
      1/31/04      8,562      1.60(2)         (0.31)(2)         22
      7/31/04+     9,521      1.60+(2)         0.57+(2)          9

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.40% which is net of custody credits(0.01%) or waivers/reimbursements if applicable.
   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                   EXPENSES
                                                ----------------------------------------------
                                                1/00    1/01+    1/02    1/03    1/04    7/04+
                                                ----------------------------------------------
       Blue Chip Growth Class 1...............   --%    1.81%    1.16%   0.94%   0.94%   0.91%
       Blue Chip Growth Class 2...............   --       --     1.25+   1.06    1.09    1.06
       Blue Chip Growth Class 3...............   --       --      --     1.11+   1.18    1.16
       Small Company Value Class 1............  2.25    2.64     2.08    2.08(3) 2.27    2.63

                                                            NET INVESTMENT INCOME (LOSS)
                                                ----------------------------------------------------
                                                1/00     1/01+    1/02       1/03     1/04     7/04+
                                                ----------------------------------------------------
       Blue Chip Growth Class 1...............     --%   0.10%     0.05%      0.11%    0.10%   (0.01)%
       Blue Chip Growth Class 2...............     --      --     (0.26)+     0.02    (0.05)   (0.16)
       Blue Chip Growth Class 3...............     --      --        --      (0.05)+  (0.15)   (0.27)
       Small Company Value Class 1............  (1.25)   (1.65)   (1.93)(3)  (0.99)   (0.98)   (0.46)

   (3)  Gross of custody credits of 0.01%.

    See Notes to Financial Statements
---------------------
    272

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                             MFS Mid-Cap Growth Portfolio Class 1
      4/01/99#-
      1/31/00     $10.00     $(0.01)       $ 5.84         $ 5.83        $   --         $(0.23)        $(0.23)      $15.60
      1/31/01      15.60      (0.04)         3.76           3.72            --          (0.33)         (0.33)       18.99
      1/31/02      18.99      (0.03)        (6.58)         (6.61)           --          (2.38)         (2.38)       10.00
      1/31/03      10.00      (0.03)        (4.16)         (4.19)           --             --             --         5.81
      1/31/04       5.81      (0.03)         2.56           2.53            --             --             --         8.34
      7/31/04++     8.34      (0.02)        (0.47)         (0.49)           --             --             --         7.85
                                             MFS Mid-Cap Growth Portfolio Class 2
      7/9/01@
      1/31/02      15.37      (0.04)        (2.96)         (3.00)           --          (2.38)         (2.38)        9.99
      1/31/03       9.99      (0.03)        (4.16)         (4.19)           --             --             --         5.80
      1/31/04       5.80      (0.04)         2.54           2.50            --             --             --         8.30
      7/31/04++     8.30      (0.03)        (0.46)         (0.49)           --             --             --         7.81
                                             MFS Mid-Cap Growth Portfolio Class 3
      9/30/02@-
      1/31/03       5.47      (0.01)         0.33           0.32            --             --             --         5.79
      1/31/04       5.79      (0.05)         2.55           2.50            --             --             --         8.29
      7/31/04++     8.29      (0.03)        (0.46)         (0.49)           --             --             --         7.80
                                              Aggressive Growth Portfolio Class 1
      1/31/00      15.52         --          8.59           8.59         (0.03)         (1.36)         (1.39)       22.72
      1/31/01      22.72       0.05         (3.09)         (3.04)           --          (1.96)         (1.96)       17.72
      1/31/02      17.72       0.03         (5.77)         (5.74)        (0.05)         (3.09)         (3.14)        8.84
      1/31/03       8.84      (0.02)        (2.13)         (2.15)        (0.02)(5)         --          (0.02)        6.67
      1/31/04       6.67      (0.03)         2.22           2.19            --             --             --         8.86
      7/31/04++     8.86      (0.01)        (0.06)         (0.07)           --             --             --         8.79
                                              Aggressive Growth Portfolio Class 2
      7/9/01@
      1/31/02      14.39      (0.02)        (2.39)         (2.41)        (0.05)         (3.09)         (3.14)        8.84
      1/31/03       8.84      (0.03)        (2.12)         (2.15)        (0.02)(5)         --          (0.02)        6.67
      1/31/04       6.67      (0.04)         2.22           2.18            --             --             --         8.85
      7/31/04++     8.85      (0.02)        (0.06)         (0.08)           --             --             --         8.77
                                              Aggressive Growth Portfolio Class 3
      9/30/02@-
      1/31/03       6.79      (0.01)        (0.11)         (0.12)           --             --             --         6.67
      1/31/04       6.67      (0.05)         2.22           2.17            --             --             --         8.84
      7/31/04++     8.84      (0.02)        (0.07)         (0.09)           --             --             --         8.75

      ---------  ----------------------------------------------------------------------
                              NET       RATIO OF          RATIO OF NET
                             ASSETS    EXPENSES TO         INVESTMENT
                             END OF      AVERAGE        INCOME (LOSS) TO
       PERIOD     TOTAL      PERIOD        NET            AVERAGE NET         PORTFOLIO
        ENDED    RETURN**   (000'S)      ASSETS              ASSETS           TURNOVER
      ---------  ----------------------------------------------------------------------
                                  MFS Mid-Cap Growth Portfolio Class 1
      4/01/99#-
      1/31/00      58.26%   $ 81,636       1.15%+(1)(3)      (0.13)%+(1)(3)      108
      1/31/01      23.97     367,523       0.82(2)(3)        (0.20)(2)(3)        146
      1/31/02     (34.93)    280,024       0.82(3)           (0.25)(3)            96
      1/31/03     (41.90)    123,948       0.84(3)(4)        (0.48)(3)(4)        164
      1/31/04      43.55     199,807       0.87(3)(4)        (0.47)(3)(4)         92
      7/31/04++    (5.88)    164,495       0.83+(3)(4)       (0.59)+(3)(4)        49
                                  MFS Mid-Cap Growth Portfolio Class 2
      7/9/01@
      1/31/02     (19.67)     11,418       0.98+(3)          (0.61)+(3)           96
      1/31/03     (41.94)     25,369       1.00(3)(4)        (0.55)(3)(4)        164
      1/31/04      43.10      53,167       1.02(3)(4)        (0.63)(3)(4)         92
      7/31/04++    (5.90)     51,199       0.98+(3)(4)       (0.75)+(3)(4)        49
                                  MFS Mid-Cap Growth Portfolio Class 3
      9/30/02@-
      1/31/03       5.85       2,406       1.04+(3)(4)       (0.35)+(3)(4)       164
      1/31/04      43.18      32,377       1.12(3)(4)        (0.77)(3)(4)         92
      7/31/04++    (5.91)     41,905       1.08+(3)(4)       (0.85)+(3)(4)        49
                                  Aggressive Growth Portfolio Class 1
      1/31/00      60.62     450,073       0.75               0.02               131
      1/31/01     (14.88)    495,826       0.70               0.23               263
      1/31/02     (31.71)    293,084       0.75               0.21               229
      1/31/03     (24.28)    156,449       0.77              (0.24)              150
      1/31/04      32.83     198,390       0.79              (0.39)              103
      7/31/04++    (0.79)    168,175       0.79+             (0.30)+              30
                                  Aggressive Growth Portfolio Class 2
      7/9/01@
      1/31/02     (15.94)      2,905       0.92+             (0.32)+             229
      1/31/03     (24.37)      6,878       0.92              (0.38)              150
      1/31/04      32.68      13,218       0.94              (0.55)              103
      7/31/04++    (0.90)     11,572       0.94+             (0.45)+              30
                                  Aggressive Growth Portfolio Class 3
      9/30/02@-
      1/31/03      (1.77)        301       0.99+             (0.46)+             150
      1/31/04      32.53       3,219       1.05              (0.68)              103
      7/31/04++    (1.02)      4,333       1.04+             (0.56)+              30

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     #  Commencement of operations
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.15% which is net of custody credits (0.02%) or waivers/reimbursements if applicable.
   (2)  Gross of custody credits of 0.01%
   (3) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                  EXPENSES
                                             --------------------------------------------------
                                             1/00    1/01     1/02      1/03     1/04     7/04+
                                             --------------------------------------------------
       MFS Mid-Cap Growth Class 1..........  1.19%+  0.82%    0.82%     0.84%    0.87%    0.83%
       MFS Mid-Cap Growth Class 2..........   --      --      0.95+     1.00     1.02     0.98
       MFS Mid-Cap Growth Class 3..........   --      --        --      1.04+    1.12     1.08

                                                           NET INVESTMENT INCOME (LOSS)
                                             ---------------------------------------------------------
                                             1/00       1/01     1/02       1/03        1/04     7/04+
                                             ---------------------------------------------------------
       MFS Mid-Cap Growth Class 1..........  (0.17)%+   (0.20)%  (0.25)%    (0.48)%    (0.47)%   (0.59)%
       MFS Mid-Cap Growth Class 2..........     --        --     (0.61)+    (0.55)     (0.63)    (0.75)
       MFS Mid-Cap Growth Class 3..........     --        --       --       (0.35)+    (0.77)    (0.85)

   (4) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    7/04+
                                                                ---------------------
       MFS Mid-Cap Growth Class 1.............................  0.02%   0.05%   0.01%
       MFS Mid-Cap Growth Class 2.............................  0.03    0.05    0.01
       MFS Mid-Cap Growth Class 3.............................  0.02    0.05    0.01

   (5) Includes a tax return of capital of less than $0.01 per share.

    See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             Growth Opportunities Portfolio Class 1
      7/5/00#-
      1/31/01      $10.00     $ 0.07        $(1.10)        $(1.03)       $(0.04)        $   --         $(0.04)      $ 8.93
      1/31/02        8.93      (0.02)        (3.06)         (3.08)           --             --             --         5.85
      1/31/03        5.85      (0.03)        (2.32)         (2.35)           --             --             --         3.50
      1/31/04        3.50      (0.02)         1.47           1.45            --             --             --         4.95
      7/31/04++      4.95      (0.01)        (0.42)         (0.43)           --             --             --         4.52
                                             Growth Opportunities Portfolio Class 2
      7/9/01@-
      1/31/02        6.32      (0.02)        (0.46)         (0.48)           --             --             --         5.84
      1/31/03        5.84      (0.03)        (2.32)         (2.35)           --             --             --         3.49
      1/31/04        3.49      (0.03)         1.47           1.44            --             --             --         4.93
      7/31/04++      4.93      (0.01)        (0.42)         (0.43)           --             --             --         4.50
                                             Growth Opportunities Portfolio Class 3
      9/30/02@-
      1/31/03        3.33      (0.03)         0.19           0.16            --             --             --         3.49
      1/31/04        3.49      (0.03)         1.46           1.43            --             --             --         4.92
      7/31/04++      4.92      (0.01)        (0.42)         (0.43)           --             --             --         4.49
                                                Marsico Growth Portfolio Class 1
      12/29/00#-
      1/31/01       10.00       0.01          0.53           0.54            --             --             --        10.54
      1/31/02       10.54       0.01         (1.74)         (1.73)           --          (0.02)         (0.02)        8.79
      1/31/03        8.79      (0.01)        (1.27)         (1.28)           --             --             --         7.51
      1/31/04        7.51      (0.02)         2.47           2.45            --             --             --         9.96
      7/31/04++      9.96       0.00         (0.55)         (0.55)           --             --             --         9.41
                                                Marsico Growth Portfolio Class 2
      7/9/01@-
      1/31/02        8.90      (0.02)        (0.07)         (0.09)           --          (0.02)         (0.02)        8.79
      1/31/03        8.79      (0.02)        (1.27)         (1.29)           --             --             --         7.50
      1/31/04        7.50      (0.03)         2.46           2.43            --             --             --         9.93
      7/31/04++      9.93      (0.01)        (0.54)         (0.55)           --             --             --         9.38
                                                Marsico Growth Portfolio Class 3
      9/30/02@-
      1/31/03        7.94         --         (0.45)         (0.45)           --             --             --         7.49
      1/31/04        7.49      (0.04)         2.47           2.43            --             --             --         9.92
      7/31/04++      9.92      (0.01)        (0.55)         (0.56)           --             --             --         9.36

      ----------  -------------------------------------------------------------------
                               NET      RATIO OF         RATIO OF NET
                             ASSETS    EXPENSES TO        INVESTMENT
                             END OF      AVERAGE       INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET           AVERAGE NET        PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS             ASSETS          TURNOVER
      ----------  -------------------------------------------------------------------
                                Growth Opportunities Portfolio Class 1
      7/5/00#-
      1/31/01      (10.30)%  $28,836       1.00%+(3)         1.16%+(3)           86%
      1/31/02      (34.48)    33,797       1.00(3)          (0.26)(3)           339
      1/31/03      (40.17)    12,307       1.00(3)          (0.62)(3)           243
      1/31/04       41.43     31,640       1.00(3)          (0.45)(3)           178
      7/31/04++     (8.69)    22,698       1.00+(3)         (0.37)+(3)           81
                                Growth Opportunities Portfolio Class 2
      7/9/01@-
      1/31/02       (7.58)     1,463       1.15+(3)         (0.50)+(3)          329
      1/31/03      (40.24)     3,260       1.15(3)          (0.77)(3)           243
      1/31/04       41.26      7,802       1.15(3)          (0.60)(3)           178
      7/31/04++     (8.72)     6,388       1.15+(3)         (0.52)+(3)           81
                                Growth Opportunities Portfolio Class 3
      9/30/02@-
      1/31/03        4.80        305       1.24+(3)         (0.80)+(3)          243
      1/31/04       40.97      2,424       1.25(3)          (0.69)(3)           178
      7/31/04++     (8.74)     3,288       1.25+(3)         (0.64)+(3)           81
                                   Marsico Growth Portfolio Class 1
      12/29/00#-
      1/31/01        5.40      5,596       1.00+(1)(3)       0.73+(1)(3)         10
      1/31/02      (16.35)    14,810       1.00(2)(3)        0.12(2)(3)         128
      1/31/03      (14.55)    43,872       1.00(3)          (0.15)(3)           124
      1/31/04       32.62     81,784       1.00(3)          (0.22)(3)            86
      7/31/04++     (5.52)    66,037       0.97+(3)          0.00+(3)            52
                                   Marsico Growth Portfolio Class 2
      7/9/01@-
      1/31/02       (0.97)     4,019       1.15+(2)(3)      (0.37)+(2)(3)       128
      1/31/03      (14.68)    17,930       1.15(3)          (0.31)(3)           124
      1/31/04       32.40     41,204       1.15(3)          (0.36)(3)            86
      7/31/04++     (5.54)    39,252       1.12+(3)         (0.14)+(3)           52
                                   Marsico Growth Portfolio Class 3
      9/30/02@-
      1/31/03       (5.67)     1,218       1.18+(3)         (0.12)+(3)          124
      1/31/04       32.44     14,130       1.25(3)          (0.43)(3)            86
      7/31/04++     (5.65)    17,798       1.22+(3)         (0.23)+(3)           52

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     #  Commencement of operations
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.00% which is net of custody credits (0.44%) or waivers/reimbursements if applicable.
   (2) The ratios reflect an expense cap of 1.00% and 1.15% for Class 1 and Class 2, respectively, which are net of custody credits (0.01%) or waiver/reimbursements if applicable.
   (3) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                       EXPENSES
                                                   ------------------------------------------------
                                                   1/00    1/01    1/02      1/03    1/04     7/04+
                                                   ------------------------------------------------
       Growth Opportunities Class 1............     --%    1.26%+  1.19%     1.07%   1.05%    1.01%
       Growth Opportunities Class 2............     --      --     1.31+     1.21    1.20     1.16
       Growth Opportunities Class 3............     --      --      --       1.24+   1.28     1.26
       Marsico Growth Class 1..................     --     4.73+   1.86(4)   1.04    0.97     0.95
       Marsico Growth Class 2..................     --      --     1.73+(4)  1.18    1.12     1.10
       Marsico Growth Class 3..................     --      --      --       1.27+   1.21     1.20

                                                             NET INVESTMENT INCOME (LOSS)
                                                 ----------------------------------------------------
                                                 1/00    1/01     1/02        1/03     1/04     7/04+
                                                 ----------------------------------------------------
       Growth Opportunities Class 1............   --%     0.90%+  (0.44)%     (0.69)%  (0.50)%  (0.38)%
       Growth Opportunities Class 2............   --        --    (0.66)+     (0.83)   (0.65)   (0.53)
       Growth Opportunities Class 3............   --        --       --       (0.80)+  (0.72)   (0.65)
       Marsico Growth Class 1..................   --     (3.00)+  (0.73)(4)   (0.19)   (0.19)    0.02
       Marsico Growth Class 2..................   --        --    (0.96)+(4)  (0.34)   (0.33)   (0.12)
       Marsico Growth Class 3..................   --        --       --       (0.07)+  (0.39)   (0.21)

   (4)  Gross of custody credits of 0.01%.

    See Notes to Financial Statements
---------------------
    274

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                  Technology Portfolio Class 1
      7/3/00#-
      1/31/01      $10.00     $(0.04)       $(2.80)        $(2.84)       $   --         $   --         $   --       $ 7.16
      1/31/02        7.16      (0.05)        (3.69)         (3.74)           --             --             --         3.42
      1/31/03        3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79
      1/31/04        1.79      (0.03)         1.07           1.04            --             --             --         2.83
      7/31/04++      2.83      (0.02)        (0.56)         (0.58)           --             --             --         2.25
                                                  Technology Portfolio Class 2
      7/9/01@-
      1/31/02        4.04      (0.03)        (0.59)         (0.62)           --             --             --         3.42
      1/31/03        3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79
      1/31/04        1.79      (0.03)         1.07           1.04            --             --             --         2.83
      7/31/04++      2.83      (0.02)        (0.56)         (0.58)           --             --             --         2.25
                                                  Technology Portfolio Class 3
      9/30/02@-
      1/31/03        1.53      (0.01)         0.27           0.26            --             --             --         1.79
      1/31/04        1.79      (0.03)         1.06           1.03            --             --             --         2.82
      7/31/04++      2.82      (0.02)        (0.56)         (0.58)           --             --             --         2.24
                                            Small & Mid Cap Value Portfolio Class 2
      8/1/02#-
      1/31/03       10.00       0.02         (0.16)         (0.14)        (0.00)            --             --         9.86
      1/31/04        9.86      (0.01)         4.17           4.16         (0.01)         (0.07)         (0.08)       13.94
      7/31/04++     13.94       0.00          0.23           0.23            --             --             --        14.17
                                            Small & Mid Cap Value Portfolio Class 3
      9/30/02@-
      1/31/03        9.22       0.01          0.63           0.64         (0.00)            --             --         9.86
      1/31/04        9.86      (0.02)         4.16           4.14         (0.00)         (0.07)         (0.07)       13.93
      7/31/04++     13.93      (0.01)         0.23           0.22            --             --             --        14.15

      ----------  -----------------------------------------------------------------------
                               NET      RATIO OF           RATIO OF NET
                             ASSETS    EXPENSES TO          INVESTMENT
                             END OF      AVERAGE         INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET             AVERAGE NET          PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS               ASSETS            TURNOVER
      ----------  -----------------------------------------------------------------------
                                       Technology Portfolio Class 1
      7/3/00#-
      1/31/01      (28.40)%  $56,323       1.49%+             (0.93)%+              98%
      1/31/02      (52.23)    40,156       1.45               (1.23)               109
      1/31/03      (47.66)    23,828       1.50(2)            (1.36)(2)            135
      1/31/04       58.10     59,813       1.49(2)            (1.32)(2)            123
      7/31/04++    (20.49)    27,741       1.41+(2)           (1.27)+(2)            44
                                       Technology Portfolio Class 2
      7/9/01@-
      1/31/02      (15.35)     2,312       1.60+              (1.46)+              109
      1/31/03      (47.66)     4,272       1.66(2)            (1.51)(2)            135
      1/31/04       58.10     13,164       1.64(2)            (1.46)(2)            123
      7/31/04++    (20.49)     9,417       1.56+(2)           (1.42)+(2)            44
                                       Technology Portfolio Class 3
      9/30/02@-
      1/31/03       16.99        360       1.66+(2)           (1.52)+(2)           135
      1/31/04       57.54      6,641       1.72(2)            (1.56)(2)            123
      7/31/04++    (20.57)     6,219       1.67+(2)           (1.53)+(2)            44
                                  Small & Mid Cap Value Portfolio Class 2
      8/1/02#-
      1/31/03       (1.34)     5,375       1.65+(1)            0.53+(1)              7
      1/31/04       42.14     26,269       1.65(1)            (0.07)(1)             16
      7/31/04++      1.65     36,257       1.35+(1)(2)        (0.01)+(1)(2)         14
                                  Small & Mid Cap Value Portfolio Class 3
      9/30/02@-
      1/31/03        6.98      2,618       1.75+(1)            0.41+(1)              7
      1/31/04       41.99     42,387       1.75(1)            (0.21)(1)             16
      7/31/04++      1.58     80,465       1.42+(1)(2)        (0.10)+(1)(2)         14

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     #  Commencement of operations
     @  Inception date of class
   (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                    EXPENSES
                                                 -----------------------------------------------
                                                 1/00    1/01    1/02      1/03    1/04    7/04+
                                                 -----------------------------------------------
       Small & Mid Cap Value Class 2...........   --%     --%     --%      4.54%+   1.52%  1.24%
       Small & Mid Cap Value Class 3...........   --      --      --       5.62+    1.56   1.38

                                                              NET INVESTMENT INCOME (LOSS)
                                                 -------------------------------------------------------
                                                 1/00    1/01     1/02        1/03        1/04     7/04+
                                                 -------------------------------------------------------
       Small & Mid Cap Value Class 2...........   --%       --%      --%      (2.35)%+     0.06%    0.10%
       Small & Mid Cap Value Class 3...........   --        --       --       (3.47)+     (0.02)   (0.06)

   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    7/04+
                                                                ---------------------
       Technology Class 1.....................................  0.02%   0.08%   0.03%
       Technology Class 2.....................................  0.03    0.08    0.03
       Technology Class 3.....................................  0.04    0.08    0.03
       Small & Mid-Cap Value Class 2..........................   --      --     0.01
       Small & Mid-Cap Value Class 3..........................   --      --     0.01

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                       International Growth and Income Portfolio Class 1
      1/31/00      $11.50     $ 0.15        $ 1.97         $ 2.12        $(0.45)        $(0.89)        $(1.34)      $12.28
      1/31/01       12.28       0.12          0.36           0.48         (0.12)         (0.13)         (0.25)       12.51
      1/31/02       12.51       0.09         (3.05)         (2.96)        (0.03)         (0.45)         (0.48)        9.07
      1/31/03        9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15
      1/31/04        7.15       0.12          3.06           3.18         (0.12)            --          (0.12)       10.21
      7/31/04++     10.21       0.08         (0.07)          0.01            --             --             --        10.22
                                       International Growth and Income Portfolio Class 2
      7/9/01@-
      1/31/02       10.48      (0.02)        (0.88)         (0.90)        (0.03)         (0.45)         (0.48)        9.10
      1/31/03        9.10       0.03         (1.92)         (1.89)        (0.04)            --          (0.04)        7.17
      1/31/04        7.17       0.11          3.07           3.18         (0.11)            --          (0.11)       10.24
      7/31/04++     10.24       0.07         (0.07)         (0.00)           --             --             --        10.24
                                       International Growth and Income Portfolio Class 3
      9/30/02@-
      1/31/03        7.26      (0.03)        (0.06)         (0.09)           --             --             --         7.17
      1/31/04        7.17       0.06          3.11           3.17         (0.11)            --          (0.11)       10.23
      7/31/04++     10.23       0.06         (0.06)         (0.00)           --             --             --        10.23
                                               Global Equities Portfolio Class 1
      1/31/00       18.61       0.06          4.00           4.06         (0.21)         (1.37)         (1.58)       21.09
      1/31/01       21.09      (0.03)        (1.91)         (1.94)        (0.03)         (1.59)         (1.62)       17.53
      1/31/02       17.53       0.02         (4.90)         (4.88)        (0.01)         (2.15)         (2.16)       10.49
      1/31/03       10.49       0.02         (2.64)         (2.62)           --             --             --         7.87
      1/31/04        7.87       0.02          2.68           2.70         (0.02)            --          (0.02)       10.55
      7/31/04++     10.55       0.02         (0.53)         (0.51)           --             --             --        10.04
                                               Global Equities Portfolio Class 2
      7/9/01@-
      1/31/02       13.81      (0.02)        (1.15)         (1.17)        (0.01)         (2.15)         (2.16)       10.48
      1/31/03       10.48         --         (2.63)         (2.63)           --             --             --         7.85
      1/31/04        7.85       0.01          2.66           2.67         (0.01)            --          (0.01)       10.51
      7/31/04++     10.51       0.02         (0.53)         (0.51)           --             --             --        10.00
                                               Global Equities Portfolio Class 3
      9/30/02@-
      1/31/03        7.76      (0.01)         0.09           0.08            --             --             --         7.84
      1/31/04        7.84      (0.01)         2.68           2.67         (0.01)            --          (0.01)       10.50
      7/31/04++     10.50       0.02         (0.55)         (0.53)           --             --             --         9.97

      ----------  -----------------------------------------------------------------
                                NET       RATIO OF       RATIO OF NET
                               ASSETS    EXPENSES TO      INVESTMENT
                               END OF      AVERAGE     INCOME (LOSS) TO
        PERIOD      TOTAL      PERIOD        NET         AVERAGE NET      PORTFOLIO
        ENDED     RETURN**     (000S)      ASSETS           ASSETS        TURNOVER
      ----------  -----------------------------------------------------------------
                          International Growth and Income Portfolio Class 1
      1/31/00        17.99%   $253,962      1.21%            1.16%            75%
      1/31/01         3.95     342,114      1.18             0.95             80
      1/31/02       (23.67)    289,084      1.20             0.84            148
      1/31/03       (20.66)    177,883      1.22             1.08            264
      1/31/04        44.71     232,740      1.25(1)          1.41(1)         108
      7/31/04++       0.10     223,441      1.24+(1)         1.50+(1)         38
                          International Growth and Income Portfolio Class 2
      7/9/01@-
      1/31/02        (8.63)      4,964      1.37+           (0.45)+          148
      1/31/03       (20.78)     15,437      1.40             0.44            264
      1/31/04        44.53      27,823      1.40(1)          1.18(1)         108
      7/31/04++       0.00      29,919      1.39+(1)         1.32+(1)         38
                          International Growth and Income Portfolio Class 3
      9/30/02@-
      1/31/03        (1.24)      1,647      1.83+           (1.18)+          264
      1/31/04        44.35      14,408      1.50(1)          0.65(1)         108
      7/31/04++       0.00      23,262      1.49+(1)         1.12+(1)         38
                                  Global Equities Portfolio Class 1
      1/31/00        23.67     632,495      0.84             0.30             94
      1/31/01        (9.29)    650,067      0.84            (0.15)            93
      1/31/02       (27.72)    409,626      0.87             0.14             75
      1/31/03       (24.98)    221,301      0.93(1)          0.19(1)          71
      1/31/04        34.39     248,468      0.95(1)          0.23(1)          83
      7/31/04++      (4.83)    210,592      0.98+(1)         0.40+(1)         37
                                  Global Equities Portfolio Class 2
      7/9/01@-
      1/31/02        (8.38)      3,562      1.05+           (0.33)+           75
      1/31/03       (25.10)      9,083      1.08(1)          0.00(1)          71
      1/31/04        34.04      13,903      1.10(1)          0.06(1)          83
      7/31/04++      (4.85)     12,083      1.13+(1)         0.25+(1)         37
                                  Global Equities Portfolio Class 3
      9/30/02@-
      1/31/03         1.03         265      1.16+(1)        (0.30)+(1)        71
      1/31/04        34.05       3,387      1.20(1)         (0.14)(1)         83
      7/31/04++      (5.05)      5,955      1.22+(1)         0.12+(1)         37

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    7/04+
                                                                ---------------------
       International Growth and Income Class 1................   --%    0.05%   0.03%
       International Growth and Income Class 2................   --     0.05    0.03
       International Growth and Income Class 3................   --     0.05    0.03
       Global Equities Class 1................................  0.00    0.03    0.04
       Global Equities Class 2................................  0.01    0.03    0.04
       Global Equities Class 3................................  0.02    0.03    0.03

    See Notes to Financial Statements

---------------------
    276

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------

                    NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                      International Diversified Equities Portfolio Class 1
      1/31/00     $13.07      $ 0.13        $ 1.91         $ 2.04        $(0.21)        $(0.08)        $(0.29)      $14.82
      1/31/01      14.82        0.11         (1.91)         (1.80)        (0.12)         (2.14)         (2.26)       10.76
      1/31/02      10.76        0.07         (2.94)         (2.87)           --          (0.65)         (0.65)        7.24
      1/31/03       7.24        0.07         (2.13)            --            --             --             --         5.18
      1/31/04       5.18        0.07          1.96           2.03         (0.28)            --          (0.28)        6.93
      7/31/04++     6.93        0.05         (0.15)         (0.10)           --             --             --         6.83
                                      International Diversified Equities Portfolio Class 2
      7/9/01@-
      1/31/02       8.97       (0.02)        (1.08)         (1.10)           --          (0.65)         (0.65)        7.22
      1/31/03       7.22        0.03         (2.09)         (2.06)           --             --             --         5.16
      1/31/04       5.16        0.04          1.97           2.01         (0.27)            --          (0.27)        6.90
      7/31/04++     6.90        0.04         (0.15)         (0.11)           --             --             --         6.79
                                      International Diversified Equities Portfolio Class 3
      9/30/02@-
      1/31/03       5.49          --         (0.33)         (0.33)           --             --             --         5.16
      1/31/04       5.16        0.01          1.99           2.00         (0.27)            --          (0.27)        6.89
      7/31/04++     6.89        0.04         (0.14)         (0.10)           --             --             --         6.79
                                               Emerging Markets Portfolio Class 1
      1/31/00       6.22       (0.03)         4.81           4.78            --             --             --        11.00
      1/31/01      11.00       (0.02)        (2.95)         (2.97)        (0.06)         (0.16)         (0.22)        7.81
      1/31/02       7.81        0.03         (0.95)         (0.92)        (0.02)         (0.08)         (0.10)        6.79
      1/31/03       6.79        0.02         (0.74)         (0.72)        (0.02)(2)         --          (0.02)        6.05
      1/31/04       6.05        0.10          3.59           3.69            --             --             --         9.74
      7/31/04++     9.74        0.06         (0.78)         (0.72)           --             --             --         9.02
                                               Emerging Markets Portfolio Class 2
      7/9/01@-
      1/31/02       6.62       (0.02)         0.29           0.27         (0.02)         (0.08)         (0.10)        6.79
      01/31/03      6.79          --         (0.73)         (0.73)        (0.01)(2)         --          (0.01)        6.05
      1/31/04       6.05        0.09          3.57           3.66            --             --             --         9.71
      7/31/04++     9.71        0.06         (0.77)         (0.71)           --             --             --         9.00
                                               Emerging Markets Portfolio Class 3
      9/30/02@-
      1/31/03       5.70       (0.02)         0.37           0.35            --             --             --         6.05
      1/31/04       6.05        0.05          3.61           3.66            --             --             --         9.71
      7/31/04++     9.71        0.05         (0.78)         (0.73)           --             --             --         8.98

      ---------  ------------------------------------------------------------
                                                     RATIO OF NET
                              NET       RATIO OF      INVESTMENT
                             ASSETS    EXPENSES TO      INCOME
                             END OF      AVERAGE      (LOSS) TO
       PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED    RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ---------  ------------------------------------------------------------
                     International Diversified Equities Portfolio Class 1
      1/31/00      15.85%   $464,988     1.22%           0.95%          65%
      1/31/01     (12.71)    442,009      1.21           0.89           72
      1/31/02     (27.07)    309,703      1.23           0.84           29
      1/31/03     (28.45)    156,911      1.22           0.97           48
      1/31/04      39.76     196,843      1.23           1.13           49
      7/31/04++    (1.44)    173,582      1.23+          1.47+          17
                     International Diversified Equities Portfolio Class 2
      7/9/01@-
      1/31/02     (12.87)      5,381      1.42+         (0.58)+         29
      1/31/03     (28.43)      8,619      1.33           0.53           48
      1/31/04      39.52      29,467      1.38           0.72           49
      7/31/04++    (1.59)     39,611      1.38+          1.31+          17
                     International Diversified Equities Portfolio Class 3
      9/30/02@-
      1/31/03      (6.01)      2,480      1.33+         (0.29)+         48
      1/31/04      39.29      39,947      1.48           0.11           49
      7/31/04++    (1.45)     68,544      1.48+          1.18+          17
                              Emerging Markets Portfolio Class 1
      1/31/00      76.86     102,740      1.90(1)       (0.41)(1)      145
      1/31/01     (26.87)     96,507      1.57          (0.22)         125
      1/31/02     (11.49)     82,624      1.53           0.51          113
      1/31/03     (10.63)     63,377      1.53           0.43          118
      1/31/04      60.99     104,999      1.66(3)        1.27(3)       112
      7/31/04++    (7.39)     86,548      1.59+(3)       1.28+(3)       38
                              Emerging Markets Portfolio Class 2
      7/9/01@-
      1/31/02       4.38         717      1.70+         (0.56)+        113
      01/31/03    (10.71)      3,164      1.74           0.05          118
      1/31/04      60.50       8,278      1.80(3)        1.03(3)       112
      7/31/04++    (7.31)      9,166      1.75+(3)       1.17+(3)       38
                              Emerging Markets Portfolio Class 3
      9/30/02@-
      1/31/03       6.14         276      2.12+         (0.56)+        118
      1/31/04      60.50       3,533      1.90(3)        0.54(3)       112
      7/31/04++    (7.52)      6,166      1.86+(3)       1.13+(3)       38

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total Return does include expense reimbursements and expense deductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.90% which is net of custody credits (0.01%) or waiver/reimbursement if applicable.
   (2) Includes a tax return of capital of less than $0.01 per share.
   (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                              --------------
                                                              1/04     7/04+
                                                              --------------
       Emerging Markets Class 1.............................  0.11%    0.04%
       Emerging Markets Class 2.............................  0.11     0.04
       Emerging Markets Class 3.............................  0.11     0.05

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------

                    NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                Foreign Value Portfolio Class 2
      8/1/02#-
      1/31/03     $10.00      $(0.03)       $(0.83)        $(0.86)       $(0.03)(2)     $   --         $(0.03)      $ 9.11
      1/31/04       9.11        0.03          3.91           3.94         (0.01)         (0.10)         (0.11)       12.94
      7/31/04++    12.94        0.15         (0.36)         (0.21)           --             --             --        12.73
                                                Foreign Value Portfolio Class 3
      9/30/02@-
      1/31/03       9.20       (0.03)        (0.03)         (0.06)        (0.03)(2)         --          (0.03)        9.11
      1/31/04       9.11        0.00          3.93           3.93          0.00          (0.10)         (0.10)       12.94
      7/31/04++    12.94        0.17         (0.38)         (0.21)           --             --             --        12.73

      ---------  -------------------------------------------------------------
                                                      RATIO OF NET
                               NET       RATIO OF      INVESTMENT
                              ASSETS    EXPENSES TO      INCOME
                              END OF      AVERAGE      (LOSS) TO
       PERIOD      TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED    RETURN**    (000'S)      ASSETS         ASSETS      TURNOVER
      ---------  -------------------------------------------------------------
                                Foreign Value Portfolio Class 2
      8/1/02#-
      1/31/03      (8.57)%   $  5,888      1.95%+(1)     (0.63)%+(1)      1%
      1/31/04      43.31       34,250      1.76(1)        0.26(1)         7
      7/31/04++    (1.62)      45,291      1.34+          2.40+           5
                                Foreign Value Portfolio Class 3
      9/30/02@-
      1/31/03      (0.64)       4,099      2.05+(1)      (1.04)+(1)       1
      1/31/04      43.18       63,404      1.76(1)        0.00(1)         7
      7/31/04++    (1.62)     114,724      1.43+          2.25+           5

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total Return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
     #  Commencement of operations
   (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                                    NET INVESTMENT
                                                                             EXPENSES                INCOME (LOSS)
                                                                       ---------------------    -----------------------
                                                                       1/03    1/04    7/04+    1/03     1/04     7/04+
                                                                       ---------------------    -----------------------
       Foreign Value Class 2.......................................    4.72%+  1.54%   2.40%    (3.40)%+ 0.48%    1.34%
       Foreign Value Class 3.......................................    6.21+   1.58    2.25     (5.20)+  0.18     1.43

   (2)  Includes a tax return of capital of $0.03 per share.

    See Notes to Financial Statements

---------------------
    278

---------------------

SUNAMERICA SERIES TRUST
TRUSTEE INFORMATION (Unaudited)

    The following table contains information regarding the Trustees that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                                                                                              COMPLEX
         NAME,                            TERM OF OFFICE                                     OVERSEEN
      ADDRESS AND        POSITION HELD    AND LENGTH OF        PRINCIPAL OCCUPATION(S)          BY
    DATE OF BIRTH*        WITH TRUST      TIME SERVED(4)         DURING PAST 5 YEARS        TRUSTEE(1)
    --------------       -------------    --------------   -------------------------------  ----------
INDEPENDENT TRUSTEES
Carl D. Covitz              Trustee        2001 -          Owner and President, Landmark        51
DOB: March 31, 1939                        present         Capital, Inc. (since 1973)
Monica C. Lozano            Trustee        1998 -          President and Chief Operating        51
DOB: July 21, 1956                         present         Officer (since 2000) La Opinion
                                                           (newspaper publishing concern),
                                                           Associate Publisher (1991-1999)
                                                           and Executive Editor
                                                           (1995-1999) thereof
Gilbert T. Ray              Trustee        2001 -          Retired Partner, O'Melveny &         51
DOB: September 18, 1944                    present         Myers LLP (since 2000); and
                                                           Attorney (1972-2000) thereof
Allan L. Sher               Trustee        1997 -          Retired Brokerage Executive          51
DOB: October 19, 1931                      present         (since 1992)
Bruce G. Willison           Trustee        2001 -          Dean, Anderson School at UCLA        51
DOB: October 16, 1948                      present         (since 1999)
INTERESTED TRUSTEES
Jana W. Greer(2)          Trustee and      2001 -          President, AIG SunAmerica            51
DOB: December 30, 1951     Chairman        present         Retirement Markets, Inc. (since
                                                           1996), and Executive Vice
                                                           President thereof (1994-1996);
                                                           Senior Vice President and
                                                           Director, AIG Retirement
                                                           Services, Inc. (since 1991)


         NAME,
      ADDRESS AND           OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*                BY TRUSTEE(3)
    --------------       -------------------------------
INDEPENDENT TRUSTEES
Carl D. Covitz           Director, Kayne Anderson Mutual
DOB: March 31, 1939      Funds (since 1995); Director,
                         Arden Realty, Inc. (since
                         1995).
Monica C. Lozano         Trustee, University of Southern
DOB: July 21, 1956       California (since 1991);
                         Director, California Healthcare
                         Foundation (since 1998);
                         Director, Tenet Healthcare
                         Corporation (since 2002);
                         Director, The Walt Disney
                         Company (since 2000); Director,
                         Union Bank of California (since
                         2001).
Gilbert T. Ray           Director, Advanced Auto Parts,
DOB: September 18, 1944  Inc. (retail, automotive supply
                         stores) (since 2002); Director,
                         Watts, Wyatt & Company
                         (services -- management
                         consulting services) (since
                         2000).
Allan L. Sher            Director, Bowl America
DOB: October 19, 1931    Incorporated (1997-Present).
Bruce G. Willison        Director, Nordstrom, Inc.
DOB: October 16, 1948    (since 1997); Director,
                         Homestore, Inc. (real estate
                         agents and managers), (since
                         2003); Healthnet International,
                         Inc. (business services) (since
                         2000).
INTERESTED TRUSTEES
Jana W. Greer(2)         Director, National Association
DOB: December 30, 1951   for Variable Annuities (since
                         1999).

---------------
 * The business address for each Trustee is 1 SunAmerica Center, Los Angeles, CA 90067-6022.

(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (22 portfolios), VALIC Company II (15 funds) and AIG Series Trust (4 funds).

(2) Interested Trustee, as defined within the Investment Company Act of 1940 because she serves as President of AIG SunAmerica Retirement Markets, Inc.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") registered under the Investment Company Act of 1940.

(4) Trustees serve until their successors are duly elected and qualified.

  Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

                                                           ---------------------

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. Once filed, the Trust's Form N-Q will be available without charge on the SEC's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington DC 20549-0102 or (iii) sending your request electronically to publicinfo@sec.gov.

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the Trust voted proxies relating to securities held in the Trust's portfolios during the twelve month period ended June 30, 2004 is available (i) without charge, upon request, by calling (800) 448-2542 (ii) or on the Securities and Exchange Commission's website at http://www.sec.gov.

---------------------
    280

[AIG SUNAMERICA LOGO]

           1 SunAmerica Center
           Los Angeles, California 90067-6022

       ADDRESS SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                              R1411SAR.1 (R 9/04)

--------------------------------------------------------------------------------

                                                                 Presorted

                                                                 Standard

                                                             U.S. Postage Paid

                                                                Towne, Inc.

--------------------------------------------------------------------------------

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 10.          Controls and Procedures.

         (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

         (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

         (a)      (1) Not applicable.

                  (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  EXHIBIT 99.CERT.

                  (3) Not applicable.

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as EXHIBIT 99.906.CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         SunAmerica Series Trust

         By: /s/ Robert M. Zakem
             -------------------

         Robert M. Zakem
         President
         Date: October 8, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By: /s/ Robert M. Zakem
             -------------------
         Robert M. Zakem
         President
         Date: October 8, 2004


         By: /s/ Donna M. Handel
             -------------------
         Donna M. Handel
         Treasurer
         Date: October 8, 2004